No. 333-59093
811-08879

As filed with the Securities and Exchange Commission on April 30, 2010

Form N-1A

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO. [__]

POST-EFFECTIVE AMENDMENT NO. 26

and

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 27

SUN CAPITAL ADVISERS TRUST
(Exact name of registrant as specified in charter)

One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481
(Address of principal executive offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (781) 446-3330

Maura A. Murphy, Esq.
(Secretary of the Trust)
Sun Capital Advisers Trust
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481
(Name and address of agent for service)

Copies of communications to:
Christopher P. Harvey, Esq.
Dechert LLP
200 Clarendon Street
Boston, MA 02116

It is proposed that this filing will become effective (check appropriate box):

☐  immediately upon filing pursuant to paragraph (b)
☑  on May 1, 2010 pursuant to paragraph (b)
☐  60 days after filing pursuant to paragraph (a)(1)
☐  on [date]  pursuant to paragraph (a)(1)
☐  75 days after filing pursuant to paragraph (a)(2)

If appropriate, check the following box:

☐  This post-effective amendment designates a new effective ___ date for a previously filed post-effective amendment

Sun Capital Advisers Trust®

Prospectus – May 1, 2010
Initial Class Shares

Asset Allocation Funds	Fixed Income Funds
SCSM Ibbotson Balanced Fund Ticker - SCIBX	Sun Capital Investment Grade Bond Fund® Ticker - SIGBX
SCSM Ibbotson Growth Fund Ticker - SIBGX	Sun Capital Money Market Fund® Ticker - SMFXX
SCSM Ibbotson Moderate Fund Ticker - SCIMX	SCSM BlackRock Inflation Protected Bond Fund Ticker - SCBIX
Equity Funds	SCSM Goldman Sachs Short Duration Fund Ticker - SGSSX
SCSM AllianceBernstein International Value Fund Ticker - SABIX	SCSM PIMCO High Yield Fund Ticker - SCPHX
SCSM Columbia Small Cap Value Fund Ticker - SCDSX	SCSM PIMCO Total Return Fund Ticker - SCPTX
SCSM Davis Venture Value Fund Ticker - SDVVX	Specialty Fund
SCSM Goldman Sachs Mid Cap Value Fund Ticker - SCGMX	Sun Capital Global Real Estate Fund Ticker - SCREX
SCSM Invesco Small Cap Growth Fund Ticker - SCASX
SCSM Lord Abbett Growth & Income Fund Ticker - SCLGX
SCSM Oppenheimer Large Cap Core Fund Ticker - SOCIX
SCSM Oppenheimer Main Street Small Cap Fund Ticker - SCOSX
SCSM WMC Blue Chip Mid Cap Fund Ticker - SBCMX
SCSM WMC Large Cap Growth Fund Ticker - SWLCX

The Securities and Exchange Commission has not approved any fund’s shares as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Sun Capital Advisers LLC, a Sun Life Finanical Company, serves as investment adviser to Sun Capital Advisers Trust

Fund Summaries	1
Asset Allocation Funds		Fixed Income Funds
SCSM Ibbotson Balanced Fund	1	Sun Capital Investment Grade Bond Fund®	59
SCSM Ibbotson Growth Fund	7	Sun Capital Money Market Fund®	63
SCSM Ibbotson Moderate Fund	13	SCSM BlackRock Inflation Protected Bond Fund	67
		SCSM Goldman Sachs Short Duration Fund	72
Equity Funds		SCSM PIMCO High Yield Fund	76
SCSM AllianceBernstein International Value Fund	19	SCSM PIMCO Total Return Fund	81
SCSM Columbia Small Cap Value Fund	23
SCSM Davis Venture Value Fund	27	Specialty Fund
SCSM Goldman Sachs Mid Cap Value Fund	31	Sun Capital Global Real Estate Fund	86
SCSM Invesco Small Cap Growth Fund	35
SCSM Lord Abbett Growth & Income Fund	39
SCSM Oppenheimer Large Cap Core Fund	43
SCSM Oppenheimer Main Street Small Cap Fund	47
SCSM WMC Blue Chip Mid Cap Fund	51
SCSM WMC Large Cap Growth Fund	55

More About the Funds’ Investments	90

Portfolio Holdings	96

The Investment Adviser and Subadvisers	97
About the Adviser	97
About the Subadvisers	100
About AllianceBernstein L.P.	100
About BlackRock Financial Management, Inc.	100
About Columbia Management Investment Advisers, LLC	100
About Davis Selected Advisers, L.P.	100
About Goldman Sachs Asset Management, L.P.	100
About Ibbotson Associates, Inc.	100
About Invesco Advisers, Inc.	101
About Lord, Abbett & Co. LLC	101
About OppenheimerFunds, Inc.	101
About Pacific Investment Management Company, LLC	101
About Wellington Management Company, LLP	101
About the Portfolio Managers	102

Purchase, Redemption and Other Information	106
Buying and Redeeming Initial Class Shares	106
Excessive and Short-term Trading	106
Automatic Transactions	107
Valuation of Shares	107
Dividends and Distributions	107
Taxes	107

Special Considerations for Variable Products Funds	108

Financial Highlights	109

Appendix A: Information about the underlying Funds	A-1

Appendix B: Additional information about the indices	B-1

This prospectus relates only to the Initial Class shares of Sun Capital Advisers Trust, which are offered through the variable annuity and variable life insurance products for which Initial Class shares of the funds serve as investment options. The Service Class shares of the funds are offered by means of a separate prospectus.

Fund Summaries – Asset Allocation Funds
SCSM Ibbotson Balanced Fund

Investment Goal
Long-term capital growth and current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. Please note that the table below does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the expenses shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Initial Class
Management Fee	0.13%
Other Expenses	0.15%
Acquired Fund Fees and Expenses	0.85%
Total Annual Fund Operating Expenses1	1.13%
Fee and Expense Reimbursement	(0.08)%
Net Annual Fund Operating Expenses2	1.05%

1 Total Annual Fund Operating Expenses shown differ from the fund’s ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund (“Acquired Fund Fees and Expenses”), which are required to be included in the table above.
2 Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the “adviser”) has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other operating expenses until at least April 30, 2011.

Example
This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.  Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 107	$ 351	$ 615	$ 1,367

Portfolio Turnover
The fund pays no transaction costs, such as commissions, when it buys and sells shares of the underlying funds in which it invests. The underlying funds pay transaction costs when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investments and Strategies
The fund is a “fund of funds.” The fund seeks to achieve its objective by investing in a portfolio of underlying funds. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, fixed income and money market securities. Currently, the adviser or its affiliate, MFS, serves as investment adviser to all of the underlying funds.

Fund Summaries – Asset Allocation Funds
SCSM Ibbotson Balanced Fund (continued)

Because this is a balanced allocation fund, the fund’s assets will be invested in equity and fixed income funds, although a portion of its assets will be invested in cash, cash equivalents, or in money market funds. The fund’s investments are focused in the underlying funds, so the fund’s investment performance is directly related to the performance of the underlying funds. The fund’s net asset value will be affected by the performance of the equity and bond markets and the value of the mutual funds in which the fund invests.

Under normal circumstances, the fund expects to invest its assets between asset classes in the following ranges. The fixed income fund allocation includes the fund’s investments in cash, cash equivalents, or money market funds.

Equity Fund Allocation		Fixed Income Fund Allocation
Target	Range	Target	Range
60%	50% to 70%	40%	30% to 50%

BASIC INFORMATION ABOUT THE FUND

Based upon the analysis described under “How Investments Are Selected,” the fund expects to invest its assets in underlying mutual funds within the following ranges.

Fund Name	Percentage of Fund Holdings
EQUITY FUNDS
Domestic Equity Funds
SCSM Columbia Small Cap Value Fund	0% to 30%
SCSM Davis Venture Value Fund	0% to 30%
SCSM Goldman Sachs Mid Cap Value Fund	0% to 30%
SCSM Invesco Small Cap Growth Fund	0% to 30%
SCSM Lord Abbett Growth & Income Fund	0% to 30%
SCSM Oppenheimer Large Cap Core Fund	0% to 30%
SCSM Oppenheimer Main Street Small Cap Fund	0% to 30%
SCSM WMC Blue Chip Mid Cap Fund	0% to 30%
SCSM WMC Large Cap Growth Fund	0% to 30%
MFS® Value Portfolio	0% to 30%
International Equity Funds
SCSM AllianceBernstein International Value Fund	0% to 30%
MFS® International Growth Portfolio	0% to 30%
MFS® Research International Portfolio	0% to 30%
MFS® Emerging Market Equity Portfolio	0% to 30%
Specialty Equity Funds
Sun Capital Global Real Estate Fund	0% to 30%
FIXED INCOME FUNDS
Sun Capital Investment Grade Bond Fund®	0% to 30%
Sun Capital Money Market Fund®	0% to 30%
SCSM BlackRock Inflation Protected Bond Fund	0% to 30%
SCSM Goldman Sachs Short Duration Fund	0% to 30%
SCSM PIMCO High Yield Fund	0% to 30%
SCSM PIMCO Total Return Fund	0% to 30%

Fund Summaries – Asset Allocation Funds
SCSM Ibbotson Balanced Fund (continued)

How Investments Are Selected

The precise allocation of the fund’s assets among the asset classes within the ranges targeted for the fund is determined by the subadviser on the basis of its analysis of historical and forecast returns, standard deviations, and correlations of the returns of different market sectors. Within a given asset class, the subadviser selects and weights investments in the underlying funds on the basis of (but not limited to) historical returns-based and holdings-based style analyses, performance data including sources of out- or under-performance manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next). The adviser and subadviser agree from time to time upon the universe of mutual funds that the subadviser may consider when making allocation decisions.

Based on the target allocations, the fund will invest the proceeds from the sale of its shares, reinvest dividends from the underlying funds and other income, and redeem investments in the underlying funds to provide the cash necessary to satisfy redemption requests for fund shares.

The fund may change its target allocation to each asset class, the underlying funds in each asset class (including adding or deleting funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

As of the date of this prospectus, the fund invests primarily in underlying funds advised by the adviser or its affiliate, Massachusetts Financial Services Company (“MFS”). The adviser and MFS are affiliated in that both are indirect subsidiaries of Sun Life Financial, Inc., and thus under common control. The fund may also invest in underlying funds that are managed by an investment manager not associated with the adviser and in other securities. However, it is anticipated that underlying funds managed by the adviser or its affiliates will at all times represent the primary portion of the fund’s investments.

Principal Risks
Investors could lose money on their investment in the fund or the fund may not perform as well as other investment options.

Fund of funds structure and layering of fees

Since the fund invests primarily in the underlying funds, as opposed to other types of securities, the fund does not have the same flexibility in its portfolio holdings as many mutual funds. In addition, the fund indirectly pays a portion of the expenses incurred by the underlying funds. Consequently, an investment in the fund entails more direct and indirect expenses than a direct investment in the underlying funds. For instance, you will bear management fees and operating expenses of both the fund and, indirectly, the underlying funds.

The underlying funds will not necessarily make consistent investment decisions, which may also increase your costs. One underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades without achieving any investment purpose.

Although unrelated subadvisers have been engaged in most cases to manage the adviser’s funds, to the extent that portfolio management teams of underlying funds overlap or draw upon the resources of the same equity and fixed income analyst teams or share common investment management styles or approaches, such underlying funds may hold common portfolio positions, reducing the diversification benefits of an asset allocation style.

The subadviser’s judgment in selecting the underlying funds in which to invest, or in allocating investment by the fund between those underlying funds, could prove wrong or cause the fund to underperform the market or other potential investments.

Fund Summaries – Asset Allocation Funds
SCSM Ibbotson Balanced Fund (continued)

Equity fund investments

The underlying equity funds have risks associated with investing in equity securities. An equity fund could lose money or underperform other investments if:

•	The fund’s equity investments do not have the growth potential or value characteristics originally expected.

•	Stocks selected for income do not achieve the same return as securities selected for capital growth, or vice versa.

•	The types of stocks in which the fund invests or the fund’s investment approach fall out of favor with investors.

•
The fund invests heavily in foreign equity markets and such foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market, or economic developments, underperform the U.S. market or other types of investments. Such a fund may also suffer foreign currency exchange losses.

•
The fund concentrates its investments in a particular sector, such as commodities or real estate, and such sector underperforms the financial markets or other types of investments. For example, commodities investments may underperform when prices are depressed by embargo, tariff, natural disaster, disease, or weather or when supply and demand disruptions occur in major producing or consuming regions. Real estate investments may underperform when rising interest rates affect the availability or cost of financing for property acquisitions or when property values are hurt by tax increases, zoning changes, other governmental actions, environmental liabilities, natural disasters, or increased operating expenses.

•	The adviser or subadviser’s judgment about the relative values of securities selected for a fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Fixed income fund investments

The underlying fixed income funds have risks associated with investing in debt securities. A fund could lose money or underperform other investments if:

•
Interest rates go up causing the value of the fund’s portfolio to decline. This is known as interest rate risk and may be greater for securities with longer maturities. Interest rate risk is a significant concern for funds investing primarily in high yield fixed income securities.

•
The issuer of a debt security owned by the fund defaults on its obligation to pay principal or interest, has its credit rating downgraded or is perceived to be less creditworthy, proves to be less creditworthy than its assigned credit rating, or the credit quality or value of any underlying asset declines. This is known as credit risk. Credit risk presents a significant concern for funds investing primarily in high yield fixed income securities.

•
During periods of declining interest rates, the issuer of a security may exercise its option to prepay earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.

•
During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security’s duration (the estimated period until the security is paid in full) and reduce the value of the security. This is known as extension risk.

•	The adviser or subadviser’s judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy proves to be incorrect.

Fund Summaries – Asset Allocation Funds
SCSM Ibbotson Balanced Fund (continued)

Fund Performance
The performance information below provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Initial Class shares

(Full calendar years since October 1, 2008 inception)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	13.40%	2nd Quarter 2009

Lowest	(6.17)%	1st Quarter 2009

Average annual total returns for Initial Class shares
(for the periods ended December 31, 2009)

	One Year	Since Inception (October 1, 2008)
Fund	23.91%	9.75%
Dow Jones Moderate U.S. Relative Risk Portfolio Index (reflects no deduction for fees or expenses)	22.59%	5.07%

Fund Summaries – Asset Allocation Funds
SCSM Ibbotson Balanced Fund (continued)

Portfolio Management

Adviser:  Sun Capital Advisers LLC

Subadviser:  Ibbotson Associates, Inc.

Portfolio Managers:
	Title with the Subadviser	Manager Since
Peng Chen, Ph.D.	President	2008
Scott Wentsel	Vice President and Senior Portfolio Manager	2008
John Thompson	Vice President, Portfolio Manager and Director of Global Investment Services	2008
Cindy Galiano	Portfolio Manager	2008

Tax Information
Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

Payments to Broker-Dealers and Other Financial Intermediaries
The fund is only available as an underlying investment for variable annuity and variable life insurance contracts.  The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

Fund Summaries – Asset Allocation Funds
SCSM Ibbotson Growth Fund

Investment Goal
Long-term capital growth and current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. Please note that the table below does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the expenses shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Initial Class
Management Fee	0.13%
Other Expenses	0.17%
Acquired Fund Fees and Expenses	0.91%
Total Annual Fund Operating Expenses1	1.21%
Fee and Expense Reimbursement	(0.10)%
Net Annual Fund Operating Expenses2	1.11%

1 Total Annual Fund Operating Expenses shown differ from the fund’s ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund (“Acquired Fund Fees and Expenses”), which are required to be included in the table above.
2 Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the “adviser”) has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other operating expenses until at least April 30, 2011.

Example
This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year.  Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.  Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 113	$ 374	$ 655	$ 1,457

Portfolio Turnover
The fund pays no transaction costs, such as commissions, when it buys and sells shares of the underlying funds in which it invests. The underlying funds pay transaction costs when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investments and Strategies
The fund is a “fund of funds.” The fund seeks to achieve its objective by investing in a portfolio of underlying funds. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, fixed income and money market securities. Currently, the adviser or its affiliate, MFS, serves as investment adviser to all of the underlying funds.

Fund Summaries – Asset Allocation Funds
SCSM Ibbotson Growth Fund (continued)

Because this is a growth allocation fund, the fund’s assets will be invested primarily in equity funds and, to a lesser extent, in fixed income funds, although a portion of its assets will be invested in cash, cash equivalents, or in money market funds.  The fund’s investments are focused in the underlying funds, so the fund’s investment performance is directly related to the performance of the underlying funds. The fund’s net asset value will be affected by the performance of the equity and bond markets and the value of the mutual funds in which the fund invests.

Under normal circumstances, the fund expects to invest its assets between asset classes in the following ranges. The fixed income fund allocation includes the fund’s investments in cash, cash equivalents, or money market funds.

Equity Fund Allocation		Fixed Income Fund Allocation
Target	Range	Target	Range
80%	70% to 90%	20%	10% to 30%

BASIC INFORMATION ABOUT THE FUND

Based upon the analysis described under “How Investments Are Selected,” the fund expects to invest its assets in underlying mutual funds within the following ranges.

Fund Name	Percentage of Fund Holdings
EQUITY FUNDS
Domestic Equity Funds
SCSM Columbia Small Cap Value Fund	0% to 30%
SCSM Davis Venture Value Fund	0% to 30%
SCSM Goldman Sachs Mid Cap Value Fund	0% to 30%
SCSM Invesco Small Cap Growth Fund	0% to 30%
SCSM Lord Abbett Growth & Income Fund	0% to 30%
SCSM Oppenheimer Large Cap Core Fund	0% to 30%
SCSM Oppenheimer Main Street Small Cap Fund	0% to 30%
SCSM WMC Blue Chip Mid Cap Fund	0% to 30%
SCSM WMC Large Cap Growth Fund	0% to 30%
MFS® Value Portfolio	0% to 30%
International Equity Funds
SCSM AllianceBernstein International Value Fund	0% to 30%
MFS® International Growth Portfolio	0% to 30%
MFS® Research International Portfolio	0% to 30%
MFS® Emerging Market Equity Portfolio	0% to 20%
Specialty Equity Funds
Sun Capital Global Real Estate Fund	0% to 30%
FIXED INCOME FUNDS
Sun Capital Investment Grade Bond Fund®	0% to 30%
Sun Capital Money Market Fund®	0% to 30%
SCSM BlackRock Inflation Protected Bond Fund	0% to 30%
SCSM Goldman Sachs Short Duration Fund	0% to 30%
SCSM PIMCO High Yield Fund	0% to 30%
SCSM PIMCO Total Return Fund	0% to 30%

Fund Summaries – Asset Allocation Funds
SCSM Ibbotson Growth Fund (continued)

How Investments Are Selected

The precise allocation of the fund’s assets among the asset classes within the ranges targeted for the fund is determined by the subadviser on the basis of its analysis of historical and forecast returns, standard deviations, and correlations of the returns of different market sectors. Within a given asset class, the subadviser selects and weights investments in the underlying funds on the basis of (but not limited to) historical returns-based and holdings-based style analyses, performance data including sources of out- or under-performance, manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next). The adviser and subadviser agree from time to time upon the universe of mutual funds that the subadviser may consider when making allocation decisions.

Based on the target allocations, the fund will invest the proceeds from the sale of its shares, reinvest dividends from the underlying funds and other income, and redeem investments in the underlying funds to provide the cash necessary to satisfy redemption requests for fund shares.

The fund may change its target allocation to each asset class, the underlying funds in each asset class (including adding or deleting funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

As of the date of this prospectus, the fund invests primarily in underlying funds advised by the adviser or its affiliate, Massachusetts Financial Services Company (“MFS”). The adviser and MFS are affiliated in that both are indirect subsidiaries of Sun Life Financial, Inc., and thus under common control. The fund may also invest in underlying funds that are managed by an investment manager not associated with the adviser and in other securities. However, it is anticipated that underlying funds managed by the adviser or its affiliates will at all times represent the primary portion of the fund’s investments.

Principal Risks
Investors could lose money on their investment in the fund or the fund may not perform as well as other investment options.

Fund of funds structure and layering of fees

Since the fund invests primarily in the underlying funds, as opposed to other types of securities, the fund does not have the same flexibility in its portfolio holdings as many mutual funds. In addition, the fund indirectly pays a portion of the expenses incurred by the underlying funds. Consequently, an investment in the fund entails more direct and indirect expenses than a direct investment in the underlying funds. For instance, you will bear management fees and operating expenses of both the fund and, indirectly, the underlying funds.

The underlying funds will not necessarily make consistent investment decisions, which may also increase your costs. One underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades without achieving any investment purpose.

Although unrelated subadvisers have been engaged in most cases to manage the adviser’s funds, to the extent that portfolio management teams of underlying funds overlap or draw upon the resources of the same equity and fixed income analyst teams or share common investment management styles or approaches, such underlying funds may hold common portfolio positions, reducing the diversification benefits of an asset allocation style.

The subadviser’s judgment in selecting the underlying funds in which to invest, or in allocating investment by the fund between those underlying funds, could prove wrong or cause the fund to underperform the market or other potential investments.

Fund Summaries – Asset Allocation Funds
SCSM Ibbotson Growth Fund (continued)

Equity fund investments

The underlying equity funds have risks associated with investing in equity securities. An equity fund could lose money or underperform other investments if:

•	The fund’s equity investments do not have the growth potential or value characteristics originally expected.

•	Stocks selected for income do not achieve the same return as securities selected for capital growth, or vice versa.

•	The types of stocks in which the fund invests or the fund’s investment approach fall out of favor with investors.

•
The fund invests heavily in foreign equity markets and such foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market, or economic developments, underperform the U.S. market or other types of investments. Such a fund may also suffer foreign currency exchange losses.

•
The fund concentrates its investments in a particular sector, such as commodities or real estate, and such sector underperforms the financial markets or other types of investments. For example, commodities investments may underperform when prices are depressed by embargo, tariff, natural disaster, disease, or weather or when supply and demand disruptions occur in major producing or consuming regions. Real estate investments may underperform when rising interest rates affect the availability or cost of financing for property acquisitions or when property values are hurt by tax increases, zoning changes, other governmental actions, environmental liabilities, natural disasters, or increased operating expenses.

•	The adviser or subadviser’s judgment about the relative values of securities selected for a fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Fixed income fund investments

The underlying fixed income funds have risks associated with investing in debt securities. A fund could lose money or underperform other investments if:

•
Interest rates go up causing the value of the fund’s portfolio to decline. This is known as interest rate risk and may be greater for securities with longer maturities. Interest rate risk is a significant concern for funds investing primarily in high yield fixed income securities.

•
The issuer of a debt security owned by the fund defaults on its obligation to pay principal or interest, has its credit rating downgraded or is perceived to be less creditworthy, proves to be less creditworthy than its assigned credit rating, or the credit quality or value of any underlying asset declines. This is known as credit risk. Credit risk presents a significant concern for funds investing primarily in high yield fixed income securities.

•
During periods of declining interest rates, the issuer of a security may exercise its option to prepay earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.

•
During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security’s duration (the estimated period until the security is paid in full) and reduce the value of the security. This is known as extension risk.

•	The adviser or subadviser’s judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy proves to be incorrect.

Fund Summaries – Asset Allocation Funds
SCSM Ibbotson Growth Fund (continued)

Fund Performance
The performance information below provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Initial Class shares

(Full calendar years since October 1, 2008 inception)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	16.85%	2nd Quarter 2009

Lowest	(9.02)%	1st Quarter 2009

Average annual total returns for Initial Class shares
(for the periods ended December 31, 2009)

	One Year	Since Inception (October 1, 2008)
Fund	27.17%	10.07%
Dow Jones Moderately Aggressive U.S. Relative Risk Portfolio Index (reflects no deduction for fees or expenses)	28.84%	3.13%

Fund Summaries – Asset Allocation Funds
SCSM Ibbotson Growth Fund (continued)

Portfolio Management

Adviser:  Sun Capital Advisers LLC

Subadviser:  Ibbotson Associates, Inc.

Portfolio Managers:
	Title with the Subadviser	Manager Since
Peng Chen, Ph.D	President	2008
Scott Wentsel	Vice President and Senior Portfolio Manager	2008
John Thompson	Vice President, Portfolio Manager and Director of Global Investment Services	2008
Cindy Galiano	Portfolio Manager	2008

Tax Information
Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

Payments to Broker-Dealers and Other Financial Intermediaries
The fund is only available as an underlying investment for variable annuity and variable life insurance contracts.  The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

Fund Summaries – Asset Allocation Funds

SCSM Ibbotson Moderate Fund

Investment Goal
Long-term capital growth and current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. Please note that the table below does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the expenses shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Initial Class
Management Fee	0.13%
Other Expenses	0.13%
Acquired Fund Fees and Expenses	0.78%
Total Annual Fund Operating Expenses1	1.04%
Fee and Expense Reimbursement	(0.06)%
Net Annual Fund Operating Expenses2	0.98%

1 Total Annual Fund Operating Expenses shown differ from the fund’s ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund (“Acquired Fund Fees and Expenses”), which are required to be included in the table above.
2 Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the “adviser”) has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other operating expenses until at least April 30, 2011.

Example
This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.  Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 100	$ 325	$ 568	$ 1,266

Portfolio Turnover
The fund pays no transaction costs, such as commissions, when it buys and sells shares of the underlying funds in which it invests. The underlying funds pay transaction costs when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investments and Strategies
The fund is a “fund of funds.” The fund seeks to achieve its objective by investing in a portfolio of underlying funds. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, fixed income and money market securities. Currently, the adviser or its affiliate, MFS, serves as investment adviser to all of the underlying funds.

Fund Summaries – Asset Allocation Funds
SCSM Ibbotson Moderate Fund (continued)

Because this is a moderate allocation fund, the fund’s assets will be invested primarily in fixed income funds and, to a lesser extent, equity funds, although a portion of its assets will be invested in cash, cash equivalents, or in money market funds. The fund’s investments are focused in the underlying funds, so the fund’s investment performance is directly related to the performance of the underlying funds. The fund’s net asset value will be affected by the performance of the equity and bond markets and the value of the mutual funds in which the fund invests.

Under normal circumstances, the fund expects to invest its assets between asset classes in the following ranges. The fixed income fund allocation includes the fund’s investments in cash, cash equivalents, or money market funds.

Equity Fund Allocation		Fixed Income Fund Allocation
Target	Range	Target	Range
40%	30% to 50%	60%	50% to 70%

BASIC INFORMATION ABOUT THE FUND

Based upon the analysis described under “How Investments Are Selected,” the fund expects to invest its assets in underlying mutual funds within the following ranges.

Fund Name	Percentage of Fund Holdings
EQUITY FUNDS
Domestic Equity Funds
SCSM Columbia Small Cap Value Fund	0% to 30%
SCSM Davis Venture Value Fund	0% to 30%
SCSM Goldman Sachs Mid Cap Value Fund	0% to 30%
SCSM Invesco Small Cap Growth Fund	0% to 30%
SCSM Lord Abbett Growth & Income Fund	0% to 30%
SCSM Oppenheimer Large Cap Core Fund	0% to 30%
SCSM Oppenheimer Main Street Small Cap Fund	0% to 30%
SCSM WMC Blue Chip Mid Cap Fund	0% to 30%
SCSM WMC Large Cap Growth Fund	0% to 30%
MFS® Value Portfolio	0% to 30%
International Equity Funds
SCSM AllianceBernstein International Value Fund	0% to 30%
MFS® International Growth Portfolio	0% to 30%
MFS® Research International Portfolio	0% to 30%
MFS® Emerging Market Equity Portfolio	0% to 20%
Specialty Equity Funds
Sun Capital Global Real Estate Fund	0% to 30%
FIXED INCOME FUNDS
Sun Capital Investment Grade Bond Fund®	0% to 50%
Sun Capital Money Market Fund®	0% to 30%
SCSM BlackRock Inflation Protected Bond Fund	0% to 30%
SCSM Goldman Sachs Short Duration Fund	0% to 50%
SCSM PIMCO High Yield Fund	0% to 30%
SCSM PIMCO Total Return Fund	0% to 50%

Fund Summaries – Asset Allocation Funds
SCSM Ibbotson Moderate Fund (continued)

How Investments Are Selected

The precise allocation of the fund’s assets among the asset classes within the ranges targeted for the fund is determined by the subadviser on the basis of its analysis of historical and forecast returns, standard deviations, and correlations of the returns of different market sectors. Within a given asset class, the subadviser selects and weights investments in the underlying funds on the basis of (but not limited to) historical returns-based and holdings-based style analyses, performance data including sources of out- or under-performance manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next). The adviser and subadviser agree from time to time upon the universe of mutual funds that the subadviser may consider when making allocation decisions.

Based on the target allocations, the fund will invest the proceeds from the sale of its shares, reinvest dividends from the underlying funds and other income, and redeem investments in the underlying funds to provide the cash necessary to satisfy redemption requests for fund shares.

The fund may change its target allocation to each asset class, the underlying funds in each asset class (including adding or deleting funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

As of the date of this prospectus, the fund invests primarily in underlying funds advised by the adviser or its affiliate, Massachusetts Financial Services Company (“MFS”). The adviser and MFS are affiliated in that both are indirect subsidiaries of Sun Life Financial, Inc., and thus under common control. The fund may also invest in underlying funds that are managed by an investment manager not associated with the adviser and in other securities. However, it is anticipated that underlying funds managed by the adviser or its affiliates will at all times represent the primary portion of the fund’s investments.

Principal Risks
Investors could lose money on their investment in the fund or the fund may not perform as well as other investment options.

Fund of funds structure and layering of fees

Since the fund invests primarily in the underlying funds, as opposed to other types of securities, the fund does not have the same flexibility in its portfolio holdings as many mutual funds. In addition, the fund indirectly pays a portion of the expenses incurred by the underlying funds. Consequently, an investment in the fund entails more direct and indirect expenses than a direct investment in the underlying funds. For instance, you will bear management fees and operating expenses of both the fund and, indirectly, the underlying funds.

The underlying funds will not necessarily make consistent investment decisions, which may also increase your costs. One underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades without achieving any investment purpose.

Although unrelated subadvisers have been engaged in most cases to manage the adviser’s funds, to the extent that portfolio management teams of underlying funds overlap or draw upon the resources of the same equity and fixed income analyst teams or share common investment management styles or approaches, such underlying funds may hold common portfolio positions, reducing the diversification benefits of an asset allocation style.

The subadviser’s judgment in selecting the underlying funds in which to invest, or in allocating investment by the fund between those underlying funds, could prove wrong or cause the fund to underperform the market or other potential investments.

Fund Summaries – Asset Allocation Funds
SCSM Ibbotson Moderate Fund (continued)

Equity fund investments

The underlying equity funds have risks associated with investing in equity securities. An equity fund could lose money or underperform other investments if:

•	The fund’s equity investments do not have the growth potential or value characteristics originally expected.

•	Stocks selected for income do not achieve the same return as securities selected for capital growth, or vice versa.

•	The types of stocks in which the fund invests or the fund’s investment approach fall out of favor with investors.

•
The fund invests heavily in foreign equity markets and such foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market, or economic developments, underperform the U.S. market or other types of investments. Such a fund may also suffer foreign currency exchange losses.

•
The fund concentrates its investments in a particular sector, such as commodities or real estate, and such sector underperforms the financial markets or other types of investments. For example, commodities investments may underperform when prices are depressed by embargo, tariff, natural disaster, disease, or weather or when supply and demand disruptions occur in major producing or consuming regions. Real estate investments may underperform when rising interest rates affect the availability or cost of financing for property acquisitions or when property values are hurt by tax increases, zoning changes, other governmental actions, environmental liabilities, natural disasters, or increased operating expenses.

•	The adviser or subadviser’s judgment about the relative values of securities selected for a fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Fixed income fund investments

The underlying fixed income funds have risks associated with investing in debt securities. A fund could lose money or underperform other investments if:

•
Interest rates go up causing the value of the fund’s portfolio to decline. This is known as interest rate risk and may be greater for securities with longer maturities. Interest rate risk is a significant concern for funds investing primarily in high yield fixed income securities.

•
The issuer of a debt security owned by the fund defaults on its obligation to pay principal or interest, has its credit rating downgraded or is perceived to be less creditworthy, proves to be less creditworthy than its assigned credit rating, or the credit quality or value of any underlying asset declines. This is known as credit risk. Credit risk presents a significant concern for funds investing primarily in high yield fixed income securities.

•
During periods of declining interest rates, the issuer of a security may exercise its option to prepay earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.

•
During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security’s duration (the estimated period until the security is paid in full) and reduce the value of the security. This is known as extension risk.

•	The adviser or subadviser’s judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy proves to be incorrect.

Fund Summaries – Asset Allocation Funds
SCSM Ibbotson Moderate Fund (continued)

Fund Performance
The performance information below provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Initial Class shares

(Full calendar years since October 1, 2008 inception)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	9.66%	3rd Quarter 2009

Lowest	(3.37)%	1st Quarter 2009

Average annual total returns for Initial Class shares
(for the periods ended December 31, 2009)

	One Year	Since Inception (October 1, 2008)
Fund	19.37%	7.66%
Dow Jones Moderately Conservative U.S. Relative Risk Portfolio Index (reflects no deduction for fees or expenses)	16.65%	6.73%

Fund Summaries – Asset Allocation Funds
SCSM Ibbotson Moderate Fund (continued)

Portfolio Management

Adviser:  Sun Capital Advisers LLC

Subadviser:  Ibbotson Associates, Inc.

Portfolio Managers:
	Title with the Subadviser	Manager Since
Peng Chen, Ph.D	President	2008
Scott Wentsel	Vice President and Senior Portfolio Manager	2008
John Thompson	Vice President, Portfolio Manager and Director of Global Investment Services	2008
Cindy Galiano	Portfolio Manager	2008

Tax Information
Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

Payments to Broker-Dealers and Other Financial Intermediaries
The fund is only available as an underlying investment for variable annuity and variable life insurance contracts.    The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

Fund Summaries – Equity Funds
SCSM AllianceBernstein International Value Fund

Investment Goal
Long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. Please note that the table below does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the expenses shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Initial Class
Management Fee	0.63%
Other Expenses	0.75%
Total Annual Fund Operating Expenses	1.38%
Fee and Expense Reimbursement	(0.63)%
Net Annual Fund Operating Expenses1	0.75%

1 Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the “adviser”) has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other operating expenses until at least April 30, 2011.

Example
This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 77	$ 375	$ 695	$ 1,603

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 49% of the average value of its portfolio.

Principal Investments and Strategies
The fund invests primarily in a diversified portfolio of equity securities of established companies selected from more than 40 industries and more than 40 developed and emerging market countries. The fund normally invests in companies from at least three countries other than the United States, including developed nations in Europe and the Far East, Canada, and Australia and emerging market countries worldwide.

Fund Summaries – Equity Funds
SCSM AllianceBernstein International Value Fund (continued)

The subadviser may seek to hedge currency exposure or to invest in currencies by taking long or short positions via currency-related derivatives. The fund may enter into derivatives transactions unrelated to currencies, such as options, futures, forwards and swap agreements. The fund may invest in depositary receipts, instruments of supranational entities denominated in the currency of any country, securities of multinational companies and semi-governmental securities, private placements and offers for sale, REITs, income trusts, stapled securities, warrants, rights, and local access products.  Local access products are derivatives that, like depositary receipts, enable the fund to invest in foreign markets where direct investments in the securities of specific companies is restricted or expensive.  These products are often structured as notes, call options or warrants. An entity will be considered supranational if designated or supported by the national government of one or more countries to promote economic reconstruction or development. Securities will be considered semi-governmental if issued by an entity owned by either a national, state or equivalent government or if issued by such a government jurisdiction without the backing of its full faith and credit and general taxing power.

How Investments Are Selected

In selecting securities for the fund’s portfolio, the subadviser uses its fundamental and quantitative research to seek to identify companies whose long-term earnings power is believed by the subadviser not to be reflected in the current market price of their securities.

The subadviser selects investments for the fund using a fundamental value approach to equity investing. This approach generally defines value as the relationship between a security’s current price and its intrinsic economic value, as measured by long-term earnings prospects. A company’s financial performance is typically projected over a full economic cycle, including a trough and a peak, within the context of forecasts for real economic growth, inflation and interest rate changes. As a result, forecasts of near term economic events are generally not of major consequence. In each market, this approach seeks to identify a universe of securities that are considered by the subadviser to be attractively priced relative to their future earnings power.

The subadviser’s proprietary quantitative expected return model ranks all potential investments in order from the highest to lowest expected return. When deciding how much of each security to purchase for the fund, the subadviser considers aggregate portfolio characteristics and evaluates overall regional, country and currency exposures, sector concentration, degree of undervaluation and other subtle similarities among investments. The subadviser uses various portfolio management tools and models to analyze the various risks associated with investment for purposes of constructing a portfolio with a balance of risk and return the subadviser believes to be effective and appropriate for this type of equity portfolio.

A security generally will be sold when it no longer meets appropriate valuation criteria. The sale of a stock that has reached its pre-determined target price may be delayed, however, when the subadviser perceives positive indicators about the security in the near term.

Principal Risks
Investors could lose money on their investments in the fund or the fund could underperform if any of the following occurs:

•
Foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market, or economic developments, underperform the U.S. market or other types of investments.

•	Attempts by the subadviser to hedge foreign currency risk or to profit from foreign currency positions are unsuccessful and/or result in foreign currency exchange losses.

•	The market undervalues securities held by the fund for longer than expected.

•	Value stocks fall out of favor with the stock markets relative to growth stocks.

•
The fund’s investments in derivative instruments, which can have a significant impact on the fund’s exposure to market values, interest rates or currency exchange rates, are mispriced, improperly valued or correlate poorly with the underlying asset.  Disproportionate losses may result from the fund’s use of derivative instruments.

Fund Summaries – Equity Funds
SCSM AllianceBernstein International Value Fund (continued)

•
The fund’s investments in derivative instruments become illiquid, difficult to price or leveraged so that small changes may produce disproportionate losses. Derivatives may be subject to counterparty risk to a greater degree than more traditional investments.

•
The fund’s investments in REITs experience the same risks as direct ownership of real estate, such as the risk that the value of real estate could decline due to factors that affect the real estate market generally.  REITs may also decline in value due to the capability of their managers, limited diversification, and changes in tax laws.

•	The subadviser’s judgments about the relative values of securities selected for the fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Fund Performance
The performance information below provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Initial Class shares

(Full calendar years since October 1, 2008 inception)

Fund Summaries – Equity Funds
SCSM AllianceBernstein International Value Fund (continued)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	25.82%	2nd Quarter 2009

Lowest	(14.90)%	1st Quarter 2009

Average annual total returns for Initial Class shares
(for the periods ended December 31, 2009)

	One Year	Since Inception (October 1, 2008)
Fund	29.71%	2.33%
MSCI-EAFE Index (reflects no deduction for fees or expenses)	31.78%	4.36%

Portfolio Management

Adviser:  Sun Capital Advisers LLC

Subadviser:  AllianceBernstein L.P.

Portfolio Managers:
	Title with the Subadviser	Manager Since
Sharon E. Fay	Executive Vice President and Head of Bernstein Value Equities, CIO Global Value Equities, and Chair of Global Value Investment Policy Group	2008
Kevin F. Simms	Senior Vice President, Co-CIO of International Value Equities, and Director of Research for International Value and Global Value Equities	2008
Henry S. D’Auria	Senior Vice President, CIO of Emerging Markets Value Equities, and Co-CIO of International Value Equities	2008
Eric J. Franco	Senior Portfolio Manager for International and Global Value Equities	2009

Tax Information
Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

Payments to Broker-Dealers and Other Financial Intermediaries
The fund is only available as an underlying investment for variable annuity and variable life insurance contracts.    The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

Fund Summaries – Equity Funds
SCSM Columbia Small Cap Value Fund (formerly SC Dreman Small Cap Value Fund)

Investment Goal
Long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. Please note that the table below does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the expenses shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Initial Class
Management Fee	0.90%
Other Expenses	0.64%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses1	1.55%
Fee and Expense Reimbursement	(0.39)%
Net Annual Fund Operating Expenses2	1.16%

1 Total Annual Fund Operating Expenses shown differ from the fund’s ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund (“Acquired Fund Fees and Expenses”), which are required to be included in the table above.
2 Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the “adviser”) has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other operating expenses until at least April 30, 2011.

Example
This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 118	$ 451	$ 808	$ 1,812

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 110% of the average value of its portfolio.

Principal Investments and Strategies
Under normal conditions, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small capitalization companies that Columbia Management Investment Advisers, LLC, the fund’s subadviser, believes to be undervalued.  The subadviser considers small capitalization companies to be companies that, at the time of purchase, have market capitalizations in the range of the companies in the Russell 2000® Value Index (between $3.02 million to $2.76 billion as of December 31, 2009). This range varies daily. The fund may, but need not, sell a security if the issuer’s market capitalization subsequently falls outside this range.

The fund may invest up to 20% of its assets in foreign securities, including American Depositary Receipts (“ADRs”).  The fund may invest in real estate investment trusts (“REITs”).

Fund Summaries – Equity Funds
SCSM Columbia Small Cap Value Fund (continued)

The subadviser may sell a security when its price reaches a target that is based on a risk-adjusted return expectation over the subadviser’s time horizon; if the subadviser believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or if the security appreciates to a market capitalization larger than that of the largest market capitalization in the benchmark.  The subadviser may also sell a security to reduce the fund’s holding when it grows larger than the security’s weighting in the benchmark.

How Investments Are Selected

The subadviser combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the fund’s portfolio. The subadviser considers, among other factors:

•	businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects or other factors;

•
various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The subadviser believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation;

•	a company’s current operating margins relative to its historic range and future potential; and

•
potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

Principal Risks
Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

•	U.S. or foreign stock markets go down or perform poorly relative to other types of investments.

•	Small cap securities, which generally are more volatile and less liquid than mid or large cap securities, decline in value more steeply or become less liquid than expected.

•	The fund’s value investment style and small cap focus do not produce favorable results relative to market trends.

•
Foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market, or economic developments, underperform the U.S. market or other types of investments.

•
ADRs entail similar investment risks to direct ownership of foreign securities traded outside of the U.S. markets, including increased market, liquidity, currency, political, information and other risks.

•
The fund’s investments in REITs experience the same risks as direct ownership of real estate, such as the risk that the value of real estate could decline due to factors that affect the real estate market generally.  REITs may also decline in value due to the capability of their managers, limited diversification, and changes in tax laws.

•
The fund has a significant portion of its assets invested in securities of companies conducting business in the same industry or in a closely related group of industries within an economic sector, which could make the fund more vulnerable to unfavorable developments in an industry or sector than funds that invest more broadly.

•	The subadviser’s judgments about the relative values of securities selected for the fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Fund Summaries – Equity Funds
SCSM Columbia Small Cap Value Fund (continued)

Fund Performance
The performance information below provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Initial Class shares

(Full calendar years since October 1, 2008 inception)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	22.44%	2nd Quarter 2009

Lowest	(15.56)%	1st Quarter 2009

Average annual total returns for Initial Class shares
(for the periods ended December 31, 2009)

	One Year	Since Inception (October 1, 2008)
Fund	30.52%	3.35%
Russell 2000® Value Index (reflects no deduction for fees or expenses)	20.58%	(7.62)%

Fund Summaries – Equity Funds
SCSM Columbia Small Cap Value Fund (continued)

Portfolio Management

Adviser:  Sun Capital Advisers LLC

Subadviser:  Columbia Management Investment Advisers, LLC

Portfolio Managers:
	Title with the Subadviser	Manager Since
Stephen D. Barbaro, CFA	Senior Portfolio Manager	2010
Jeremy H. Javidi, CFA	Senior Portfolio Manager	2010

Columbia Management Investment Advisers, LLC became the fund’s subadviser on May 1, 2010.

Tax Information
Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

Payments to Broker-Dealers and Other Financial Intermediaries
The fund is only available as an underlying investment for variable annuity and variable life insurance contracts.    The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

Fund Summaries – Equity Funds
SCSM Davis Venture Value Fund

Investment Goal
Growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. Please note that the table below does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the expenses shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Initial Class
Management Fee	0.75%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.93%
Fee and Expense Reimbursement	(0.03)%
Net Annual Fund Operating Expenses1	0.90%

1 Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the “adviser”) has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other operating expenses until at least April 30, 2011.

Example
This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 92	$ 293	$ 512	$ 1,140

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investments and Strategies
The fund invests primarily in the common stock of large capitalization U.S. companies with market capitalizations of at least $10 billion at the time of purchase.

How Investments Are Selected

The investment philosophy of the fund’s investment subadviser, Davis Selected Advisers, L.P. (“Davis Advisors”), is to select common stocks of growing companies at value prices and to hold them for the long term. Davis Advisors uses extensive research to seek overlooked companies with sustainable growth rates that currently sell at modest price-earnings multiples. The fund may invest up to 20% of its total assets in foreign securities, not including American Depositary Receipts (“ADRs”), American Depositary Shares, or U.S. dollar denominated securities of foreign issuers.

Fund Summaries – Equity Funds
SCSM Davis Venture Value Fund (continued)

In selecting securities for the fund, Davis Advisors looks for companies with some or all of the following characteristics:

First Class Management
•	Proven track record
•
Significant alignment of management’s and investor’s interest in business (e.g., through significant stock ownership by directors and officers or through compensation incentives tied to company performance)

•	Intelligent application of capital (financial resources are invested in a manner likely to increase the company’s profitability and benefit shareholders)

Strong Financial Condition and Satisfactory Profitability
•	Strong balance sheet
•	Low cost structure
•	High returns on capital

Strong Competitive Positioning
•	Products and services that are unlikely to become obsolete
•	Dominant or growing market share
•	Global presence and brand names

The fund historically has invested a significant portion of its assets in the financial services sector.

While Davis Advisors plans on holding securities for the long term, it will consider selling a security if the stock’s market price exceeds its estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the security is no longer attractive. Criteria may include deteriorating fundamentals, a negative change in management or strategy, misinformation, excessive valuations, more attractive opportunities, or similar criteria.

Principal Risks
Investors could lose money on their investments in the fund or the fund could underperform if any of the following occurs:

•	U.S. or foreign stock markets go down or perform poorly relative to other types of investments.

•	Value stocks fall out of favor with the stock market relative to growth stocks.

•	Large capitalization stocks underperform relative to small or mid-capitalization stocks.

•	The market undervalues the stocks held by the fund for longer than expected.

•	Companies in the fund’s portfolio fail to achieve earnings estimates or other market expectations, causing their stock prices to fall.

•
Foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market, or economic developments, underperform the U.S. market or other types of investments.

•
ADRs entail similar investment risks to direct ownership of foreign securities traded outside of the U.S. markets, including increased market, liquidity, currency, political, information and other risks.

•	The subadviser’s judgments about the relative values of securities selected for the fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Fund Summaries – Equity Funds
SCSM Davis Venture Value Fund (continued)

Risks of investing in the financial services sector include:

•	Financial services companies may suffer a setback if regulators change the rules under which they operate.

•	Unstable and/or rising interest rates may have a disproportionate effect on financial services companies.

•
Some financial services companies may have loan portfolios concentrated in a particular industry, such as a high level of loans to real estate developers, which make them vulnerable to economic conditions that affect that industry.

•	Some financial services companies may suffer from the increasingly competitive environment in which they operate.

•	Some financial services companies may have credit exposures that under certain circumstances could result in a substantial loss (e.g., sub-prime loans).

Fund Performance
The performance information below provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Initial Class shares

    (Full calendar years since July 17, 2000 inception)

Fund Summaries – Equity Funds
SCSM Davis Venture Value Fund (continued)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	19.48%	2nd Quarter 2009

Lowest	(23.49)%	4th Quarter 2008

Average annual total returns for Initial Class shares
(for the periods ended December 31, 2009)

	One Year	Five Years	Since Inception (July 17, 2000)
Fund	29.39%	1.10%	1.43%
S&P 500 Index (reflects no deduction for fees or expenses)	26.46%	0.42%	(1.35)%

Portfolio Management

Adviser:  Sun Capital Advisers LLC

Subadviser:  Davis Selected Advisers, L.P.

Portfolio Managers:
	Title with the Subadviser	Manager Since
Christopher C. Davis	Chairman and Portfolio Manager	2000
Kenneth C. Feinberg	Portfolio Manager	2000

Tax Information
Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

Payments to Broker-Dealers and Other Financial Intermediaries
The fund is only available as an underlying investment for variable annuity and variable life insurance contracts.    The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

Fund Summaries – Equity Funds
SCSM Goldman Sachs Mid Cap Value Fund

Investment Goal
Long-term total return on capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. Please note that the table below does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the expenses shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Initial Class
Unified Management Fee	1.05%
Other Expenses	0.02%
Total Annual Fund Operating Expenses1	1.07%

1 Total Annual Fund Operating Expenses shown differ from the fund’s ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund (“Acquired Fund Fees and Expenses”), which are required to be included in the table above.

Example
This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 109	$ 340	$ 590	$ 1,306

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 159% of the average value of its portfolio.

Principal Investments and Strategies
Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a broadly diversified portfolio of equity investments in mid capitalization U.S. companies, including non-U.S. companies that are traded or headquartered in the United States. The fund’s subadviser anticipates that, under normal circumstances, the fund will invest at least 90% of its net assets in such equity investments. The fund seeks to maximize return while maintaining risk, style, capitalization and industry characteristics similar to those of its benchmark, the Russell MidCap® Value Index. The index is designed to represent an investible universe of mid cap companies with low earnings growth expectations. The fund uses public market capitalizations (based upon unrestricted shares available for trading) to identify companies with capitalizations similar to those within the range of the market capitalizations of companies included in the Russell MidCap® Value Index at the time of investment. As of December 31, 2009, the market capitalization range of companies in the Russell MidCap® Value Index was $57.51 million to $13.68 billion. This range varies daily. The fund may, but need not, sell a security if the issuer’s market capitalization subsequently falls outside this range. The fund is not required to limit its investments to securities included in the Russell MidCap® Value Index.

Fund Summaries – Equity Funds
SCSM Goldman Sachs Mid Cap Value Fund (continued)

How Investments Are Selected

The key investment strategies of Goldman Sachs Asset Management, L.P., the fund’s subadviser, include:

•	Using proprietary quantitative models to evaluate companies’ fundamental characteristics; these techniques emphasize stock selection, portfolio construction and efficient implementation.

•
Selecting stocks by employing a proprietary model to forecast expected returns for a universe of over 3,500 U.S. stocks on a daily basis. This model is based on six investment themes – Valuation, Profitability, Quality, Management, Momentum and Sentiment – chosen because the subadviser believes they:

• Offer fundamental investment appeal,
• Demonstrate a statistically significant ability to forecast returns,
• Work well in different kinds of market environments and across different kinds of stocks, and
• Contribute to excess return as demonstrated by attribution from portfolio simulations.

In addition, since the correlations between the themes are low, the subadviser believes each should bring new information to the overall evaluation of a stock’s attractiveness and contribute to a better buy/sell decision on each stock.

•	Identifying and measuring comparative risks between equity investments through the use of models in an effort to construct the most efficient risk/return portfolio.

•	Designing trading strategies to minimize total transaction costs to the fund.

The subadviser will not consider the fund’s portfolio turnover rate a limiting factor in making investment decisions for the fund, and the portfolio’s investment style may result in frequent trading and relatively high portfolio turnover. The turnover may be higher or lower than 100%, depending on market conditions and changes to the composition of the benchmark index.

Principal Risks
Investors could lose money on their investments in the fund or the fund could underperform if any of the following occurs:

•	U.S. stock markets go down or perform poorly relative to other types of investments.

•
Securities of mid capitalization companies, which involve greater risks than those associated with larger capitalization companies, experience abrupt or erratic price movements or lack sufficient market liquidity to enable the fund to effect sales at an advantageous time or without a substantial drop in price.

•	The value of securities in the fund’s portfolio decreases in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

•
The fund engages in active and frequent trading, which may result in increased transaction costs to the fund, (including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and on reinvestment in other securities) and adversely affect fund performance.

•	The subadviser’s judgments about the relative values of securities selected for the fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Fund Summaries – Equity Funds
SCSM Goldman Sachs Mid Cap Value Fund (continued)

Fund Performance
The performance information below provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Initial Class shares

    (Full calendar years since March 7, 2008 inception)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	22.59%	3rd Quarter 2009

Lowest	(16.45)%	1st Quarter 2009

Average annual total returns for Initial Class shares
(for the periods ended December 31, 2009)

	One Year	Since Inception (March 7, 2008)
Fund	25.68%	(6.84)%
Russell MidCap® Value Index (reflects no deduction for fees or expenses)	34.21%	(5.36)%

Fund Summaries – Equity Funds
SCSM Goldman Sachs Mid Cap Value Fund (continued)

Portfolio Management

Adviser:  Sun Capital Advisers LLC

Subadviser:  Goldman Sachs Asset Management, L.P.

Portfolio Managers:
	Title with the Subadviser	Manager Since
Andrew Alford, PhD	Managing Director	2008
Katinka Domotorffy, CFA	Managing Director, CIO and Head of Quantitative Investment Strategies (“QIS”)	2009
William J. Fallon, PhD	Managing Director, Co-CIO of QIS Alpha Strategies, Head of Research	2010

Tax Information
Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

Payments to Broker-Dealers and Other Financial Intermediaries
The fund is only available as an underlying investment for variable annuity and variable life insurance contracts.    The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

Fund Summaries – Equity Funds
SCSM Invesco Small Cap Growth Fund (formerly SC AIM Small Cap Growth Fund)

Investment Goal
Long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. Please note that the table below does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the expenses shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Initial Class
Management Fee	0.95%
Other Expenses	1.22%
Total Annual Fund Operating Expenses	2.17%
Fee and Expense Reimbursement	(1.02)%
Net Annual Fund Operating Expenses1	1.15%

1 Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the “adviser”) has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other operating expenses until at least April 30, 2011.

Example
This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 117	$ 581	$ 1,071	$ 2,423

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 114% of the average value of its portfolio.

Principal Investments and Strategies
The fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of small capitalization companies. The fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2009, the largest market capitalization resulting from this formula was $5.59 billion. The fund may, but need not, sell a security if the issuer’s market capitalization subsequently exceeds this size.

In complying with its 80% investment policy, the fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic and derivative instruments.

Fund Summaries – Equity Funds
SCSM Invesco Small Cap Growth Fund (continued)

The fund may invest up to 25% of its total assets in securities issued by issuers outside of the U.S. or other securities representing underlying securities of foreign issuers, such as American Depositary Receipts (“ADRs”) and securities denominated in foreign currencies. The fund may also invest in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments.

How Investments Are Selected

In selecting securities for the fund’s portfolio, the subadviser’s portfolio managers seek to identify those companies that have strong earnings growth or demonstrate other potential for growth of capital as further described below.

In selecting investments, the portfolio managers utilize a disciplined portfolio construction process that aligns the fund with the Russell 2000® Growth Index. The security selection process is based on a three-step process that includes fundamental, valuation and timeliness analysis.

•
Fundamental analysis involves building a series of financial models, as well as conducting in-depth interviews with company management. The goal is to find high quality, fundamentally sound companies operating in an attractive industry. Attractive industries are those with higher purchaser demand, those driven by macroeconomic or demographic trends, those industry niches taking market share from fragmented or mature industries, and those industries that allow for differentiation, added value and pricing flexibility.

•
Valuation analysis focuses on identifying attractively valued securities, based upon their growth potential over a one- to two-year time horizon. Portfolio managers focus on the price to earnings ratio, and the price-to-earnings metric they use is based on their estimate of the long-term growth rate.

•
Timeliness analysis is used to help identify the “timeliness” of a purchase. In this step, relative price strength, trading volume characteristics, and trend analysis are reviewed for signs of deterioration. If a stock shows signs of deterioration, it will not be considered as a candidate for the portfolio.

The portfolio managers consider selling a security if a change in industry or company fundamentals indicates a problem, the price target set at purchase is exceeded or a change in technical outlook indicates poor relative strength.

Principal Risks
Investors could lose money on their investments in the fund or the fund could underperform if any of the following occurs:

•	U.S. or foreign stock markets go down or perform poorly relative to other types of investments.

•	Small cap securities, which generally are more volatile and less liquid than mid or large cap securities, decline in value more steeply or become less liquid than expected.

•	The fund’s growth-oriented investment style and small cap focus do not produce favorable results relative to market trends.

•
Foreign equity markets, which can be more volatile than the U.S. markets due to increased risks of adverse political, regulatory, market, or economic developments, underperform the U.S. market or other types of investments.

•	The value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, falls because currency exchange rates change. This is known as currency risk.

•
ADRs entail similar investment risks to direct ownership of foreign securities traded outside of the U.S. markets, including increased market, liquidity, currency, political, information and other risks.

•
Convertible securities are affected by: market interest rates, the risk that the issuer may default on interest or principal payments, and the value of the underlying common stock into which these securities may be converted.

Fund Summaries – Equity Funds
SCSM Invesco Small Cap Growth Fund (continued)

•	The subadviser’s judgments about the relative values of securities selected for the fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Fund Performance
The performance information below provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Initial Class shares
(Full calendar years since October 1, 2008 inception)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	18.41%	2nd Quarter 2009

Lowest	(5.99)%	1st Quarter 2009

Average annual total returns for Initial Class shares
(for the periods ended December 31, 2009)

	One Year	Since Inception (October 1, 2008)
Fund	31.75%	(0.84)%
Russell 2000® Growth Index (reflects no deduction for fees or expenses)	34.47%	(1.95)%

Fund Summaries – Equity Funds
SCSM Invesco Small Cap Growth Fund (continued)

Portfolio Management

Adviser:  Sun Capital Advisers LLC

Subadviser:  Invesco Advisers, Inc.

Portfolio Managers:
	Title with the Subadviser	Manager Since
Juliet Ellis	Senior Portfolio Manager	2008
Juan Hartsfield	Portfolio Manager	2008
Clay Manley	Portfolio Manager	2008

Tax Information
Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

Payments to Broker-Dealers and Other Financial Intermediaries
The fund is only available as an underlying investment for variable annuity and variable life insurance contracts.    The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

Fund Summaries – Equity Funds
SCSM Lord Abbett Growth & Income Fund

Investment Goal
Long-term growth of capital and income without excessive fluctuations in market value.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. Please note that the table below does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the expenses shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Initial Class
Unified Management Fee	0.87%
Other Expenses	0.02%
Total Annual Fund Operating Expenses1	0.89%
Fee and Expense Reimbursement	(0.01)%
Net Annual Fund Operating Expenses2	0.88%

1 Total Annual Fund Operating Expenses shown differ from the fund’s ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund (“Acquired Fund Fees and Expenses”), which are required to be included in the table above.
2 Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the “adviser”) has contractually agreed not to impose all or a portion of its unified management fee and, if necessary, to limit other operating expenses until at least April 30, 2011.

Example
This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 90	$ 283	$ 492	$ 1,095

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 83% of the average value of its portfolio.

Principal Investments and Strategies
Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large companies. For purposes of this fund, a large company is one that has a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 1000® Index. The fund may, but need not, sell a security if the issuer’s market capitalization subsequently falls outside this range. As of December 31, 2009, the market capitalization range of companies in the
Russell 1000® Index was $74.59 million to $332.75 billion. This range varies daily.

Fund Summaries – Equity Funds
SCSM Lord Abbett Growth & Income Fund (continued)

The fund primarily purchases equity securities of large, seasoned, U.S. and multinational companies that the fund’s subadviser believes are undervalued. The fund may invest up to 10% of its net assets in securities issued by foreign companies that primarily are traded outside of the U.S.  The fund may invest without limitation in securities of companies that are incorporated or organized under the laws of jurisdictions outside of the U.S., but primarily traded on a U.S. securities exchange, including American Depositary Receipts (“ADRs”) and similar depositary receipts.

How Investments Are Selected

The key investment strategies of Lord, Abbett & Co. LLC, the fund’s subadviser, include:

•
Investing in companies that the subadviser believes have been undervalued by the market and are selling at reasonable prices in relation to the subadviser’s assessment of their potential or intrinsic value. A security may be undervalued by the market because of a lack of awareness of the company’s intrinsic value or a lack of recognition of the company’s future potential.  In addition, a company may be undervalued because it may be temporarily out of favor by the market.

•	Investing in large, seasoned companies that tend to be less volatile than smaller companies.

•	Monitoring company fundamentals, market and economic environments, and valuation targets to determine when to sell portfolio holdings.

Principal Risks
Investors could lose money on their investments in the fund or the fund could underperform if any of the following occurs:

•	U.S. or foreign stock markets go down or perform poorly relative to other types of investments.

•	The prospects of individual companies in which the fund invests change.

•	Large capitalization value stocks underperform relative to small or mid capitalization stocks or growth stocks.

•	Due to investments in multinational companies, the fund experiences greater market, liquidity, currency, political, information and other risks.

•	The market undervalues the stocks held by the fund for longer than expected.

•	Securities judged to be undervalued are actually appropriately priced.

•
Foreign equity markets, which can be more volatile than the U.S. markets due to increased risks of adverse political, regulatory, market, or economic developments, underperform the U.S. market or other types of investments.

•
ADRs entail similar investment risks to direct ownership of foreign securities traded outside of the U.S. markets, including increased market, liquidity, currency, political, information and other risks.

•	The subadviser’s judgments about the relative values of securities selected for the fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Fund Summaries – Equity Funds
SCSM Lord Abbett Growth & Income Fund (continued)

Fund Performance
The performance information below provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Initial Class shares
(Full calendar years since March 7, 2008 inception)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	18.10%	2nd Quarter 2009

Lowest	(16.53)%	1st Quarter 2009

Average annual total returns for Initial Class shares
(for the periods ended December 31, 2009)

	One Year	Since Inception (March 7, 2008)
Fund	17.85%	(9.00)%
Russell 1000® Value Index (reflects no deduction for fees or expenses)	19.69%	(8.92)%

Fund Summaries – Equity Funds
SCSM Lord Abbett Growth & Income Fund (continued)

Portfolio Management

Adviser:  Sun Capital Advisers LLC

Subadviser:  Lord, Abbett & Co. LLC

Portfolio Managers:
	Title with the Subadviser	Manager Since
Eli M. Salzmann	Partner and Director	2008
Lawrence D. Sachs	Partner and Portfolio Manager	2009

Tax Information
Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

Payments to Broker-Dealers and Other Financial Intermediaries
The fund is only available as an underlying investment for variable annuity and variable life insurance contracts.  The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

Fund Summaries – Equity Funds

SCSM Oppenheimer Large Cap Core Fund

Investment Goal
Long-term capital growth.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. Please note that the table below does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the expenses shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Initial Class
Management Fee	0.70%
Other Expenses	0.43%
Total Annual Fund Operating Expenses	1.13%
Fee and Expense Reimbursement	(0.23)%
Net Annual Fund Operating Expenses1	0.90%

1 Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the “adviser”) has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other operating expenses until at least April 30, 2011.

Example
This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 92	$ 336	$ 600	$ 1,354

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 109% of the average value of its portfolio.

Principal Investments and Strategies
The fund invests primarily in equity securities of U.S. companies.

Under normal conditions, the fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of large capitalization companies. The fund currently considers companies that have market capitalizations similar to those of companies included in the Standard & Poor’s 500 Index (the “S&P 500 Index”) to be large capitalization companies. The size of the capitalization of companies in the S&P 500 Index varies daily. The fund measures that capitalization at the time the fund buys the security, and it is not required to sell the security if the issuer’s capitalization shrinks so that it is no longer included in the S&P 500 Index. The definition of a large capitalization company is subject to change.

Fund Summaries – Equity Funds
SCSM Oppenheimer Large Cap Core Fund (continued)

The fund may invest without limit in securities of U.S. companies and of foreign companies that are listed or traded in the U.S., but does not invest more than 10% of its assets in other foreign securities. These U.S. and foreign companies in which the fund invests may be of any size, subject to the fund’s overall policy of investing at least 80% of its net asses in securities of large capitalization companies.

The fund may engage in active and frequent trading to try to achieve its investment objective and may, at times, have portfolio turnover in excess of 100% annually.

How Investments Are Selected

In selecting securities for purchase or sale by the fund, the portfolio manager follows an investment process that uses a systematic and disciplined quantitative investment style. While this process and the inter-relationships of the factors used may change over time and its implementation may vary in particular cases, in general, the investment selection process includes the strategies described below:

•
In selecting stocks, the portfolio manager uses proprietary quantitative valuation techniques, which incorporate data derived from fundamental analysis, to identify opportunities within the S&P 500 Index. Individual stocks are selected for the fund using a ranking process based on those valuation models.

•
The portfolio manager uses both quantitative and fundamental analytical tools, including internal research and reports by other market analysts, to identify stocks within the selected universe that may be attractive investment opportunities, for example, by selecting stocks of issuers that have attractive earnings, cash flow, revenues, and/or other favorable characteristics.

•	Seeking to reduce overall risks, the portfolio manager diversifies the fund’s equity positions by allocating investments among sectors within the S&P 500 Index.

Principal Risks
Investors could lose money on their investments in the fund or the fund could underperform if any of the following occurs:

•	U.S. or foreign stock markets go down or perform poorly relative to other types of investments.

•	An adverse event depresses the value of a particular stock or industry in which the fund invests.

•
Foreign equity markets, which can be more volatile than the U.S. markets due to increased risks of adverse political, regulatory, market, or economic developments, underperform the U.S. market or other types of investments.

•
The fund engages in active and frequent trading, which may result in increased transaction costs to the fund (including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and on reinvestment in other securities), and adversely affect fund performance.

•	The subadviser’s judgments about the relative values of securities selected for the fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Fund Summaries – Equity Funds
SCSM Oppenheimer Large Cap Core Fund (continued)

Fund Performance
The performance information below provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Initial Class shares
(Full calendar years since May 1, 2002 inception)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	37.36%	2nd Quarter 2003

Lowest	(19.69)%	4th Quarter 2008

Average annual total returns for Initial Class shares
(for the periods ended December 31, 2009)

	One Year	Five Years	Since Inception (May 1, 2002)
Fund	21.09%	(3.07)%	2.30%
S&P 500 Index (reflects no deduction for fees or expenses)	26.46%	0.42%	2.46%

Fund Summaries – Equity Funds
SCSM Oppenheimer Large Cap Core Fund (continued)

Portfolio Management

Adviser:  Sun Capital Advisers LLC

Subadviser:  OppenheimerFunds, Inc.

Sub-Subadviser:  OFI Institutional Asset Management

Portfolio Manager:
	Title with the Subadviser	Manager Since
Dave Schmidt, CFA	Vice President and Portfolio Manager	2008

OppenheimerFunds, Inc. became the fund’s subadviser on May 1, 2008. Effective with the change in subadviser, the fund’s investment strategy changed from an “all capitalization” strategy to one focusing on large capitalization stocks.

Tax Information
Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

Payments to Broker-Dealers and Other Financial Intermediaries
The fund is only available as an underlying investment for variable annuity and variable life insurance contracts.  The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

Fund Summaries – Equity Funds
SCSM Oppenheimer Main Street Small Cap Fund

Investment Goal
Capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. Please note that the table below does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the expenses shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Initial Class
Management Fee	0.80%
Other Expenses	0.41%
Total Annual Fund Operating Expenses	1.21%
Fee and Expense Reimbursement	(0.21)%
Net Annual Fund Operating Expenses1	1.00%

1 Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the “adviser”) has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other operating expenses until at least April 30, 2011.

Example
This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 102	$ 363	$ 645	$ 1,447

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 132% of the average value of its portfolio.

Principal Investments and Strategies
Under normal market conditions, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of small capitalization companies. The fund currently considers companies that have market capitalizations equal to or below the largest capitalization company in either the Russell 2000® Index or the S&P SmallCap 600 Index to be small capitalization companies. The size of the largest capitalization company in either index varies daily. As of December 31, 2009, the largest capitalization company in either the Russell 2000® Index or the S&P SmallCap 600 Index was $5.59 billion. The fund measures that capitalization at the time the fund buys the security and it is not required to sell the security if the issuer’s capitalization grows so that it is no longer included in either the Russell 2000® Index or the S&P SmallCap 600 Index.

Fund Summaries – Equity Funds
SCSM Oppenheimer Main Street Small Cap Fund (continued)

OppenheimerFunds, Inc., the fund’s investment subadviser, primarily invests in common stocks of small- capitalization U.S. companies that it believes have favorable business trends or prospects. These may include combining both growth and value styles.

The fund may engage in active and frequent trading to try to achieve its investment objective and may, at times, have portfolio turnover in excess of 100% annually.

How Investments Are Selected

The Fund’s portfolio managers use fundamental research and quantitative models to select securities for the Fund’s portfolio, which is comprised of both growth and value stocks.  While the process may change over time or vary in particular cases, in general the selection process currently uses:

•
A fundamental approach in analyzing issuers on factors such as a company’s financial performance and prospects, position in the industry, and strength of business model and management.  The portfolio managers may consider an industry’s outlook, market trends, and general economic conditions.

•
Quantitative models to rank securities within each sector to identify potential buy and sell candidates.  A number of company-specific factors are analyzed in constructing the models, including valuation, fundamentals and momentum.

The portfolio is constructed and regularly monitored based upon several analytical tools, including quantitative investment models.

The fund aims to maintain a broadly diversified portfolio across all major economic sectors by applying investment parameters for both sector and position size.  In addition, the portfolio managers use the following sell criteria:

•	The stock price is approaching its target

•	The company’s competitive position deteriorates

•	Poor execution by the company’s management, or

•	More attractive alternative investment ideas have been identified.

Principal Risks
Investors could lose money on their investments in the fund or the fund could underperform if any of the following occurs:

•	U.S. stock markets go down or perform poorly relative to other types of investments.

•	Small cap securities, which generally are more volatile and less liquid than mid- or large-cap securities, decline in value more steeply or become less liquid than expected.

•	The fund’s investment style and small cap focus do not produce favorable results relative to market trends.

•
The fund engages in active and frequent trading, which may result in increased transaction costs to the fund (including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and on reinvestment in other securities), and adversely affect fund performance.

•	The subadviser’s judgments about the relative values of securities selected for the fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Fund Summaries – Equity Funds
SCSM Oppenheimer Main Street Small Cap Fund (continued)

Fund Performance
The performance information below provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Initial Class shares

(Full calendar years since July 17, 2000 inception)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	31.28%	2nd Quarter 2009

Lowest	(26.91)%	4th Quarter 2008

Average annual total returns for Initial Class shares
(for the periods ended December 31, 2009)

	One Year	Five Years	Since Inception (July 17, 2000)
Fund	36.77%	(0.19)%	6.10%
Russell 2000® Index (reflects no deduction for fees or expenses)	27.17%	0.51%	2.87%

Fund Summaries – Equity Funds
SCSM Oppenheimer Main Street Small Cap Fund (continued)

Portfolio Management

Adviser:  Sun Capital Advisers LLC

Subadviser:  OppenheimerFunds, Inc.

Portfolio Managers:
	Title with the Subadviser	Manager Since
Matthew P. Ziehl, CFA	Vice President	2009
Raman Vardharaj, CFA	Vice President	2009

OppenheimerFunds, Inc. became the fund’s subadviser on January 9, 2006.

Tax Information
Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

Payments to Broker-Dealers and Other Financial Intermediaries
The fund is only available as an underlying investment for variable annuity and variable life insurance contracts.  The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

Fund Summaries – Equity Funds
SCSM WMC Blue Chip Mid Cap Fund

Investment Goal
Long-term capital growth.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. Please note that the table below does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the expenses shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Initial Class
Management Fee	0.80%
Other Expenses	0.30%
Total Annual Fund Operating Expenses	1.10%
Fee and Expense Reimbursement	(0.10)%
Net Annual Fund Operating Expenses1	1.00%

1 Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the “adviser”) has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other operating expenses until at least April 30, 2011.

Example
This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 102	$ 340	$ 597	$ 1,331

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 82% of the average value of its portfolio.

Principal Investments and Strategies
Under normal conditions, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of common stocks and other equity securities with, at the time of purchase, market capitalizations within the range of the Russell Midcap® Index or the S&P MidCap 400 Index. As of December 31, 2009, this range was between $26 million to $15.46 billion. The range of capitalizations of companies in each index will fluctuate as market prices increase or decrease. The fund measures capitalization at the time the fund buys the security; the fund is not required to sell the security if the issuer’s capitalization changes so that it is no longer within the range of the Russell Midcap® Index or the S&P MidCap 400 Index. The fund may invest up to 20% of its net assets in foreign securities not listed or traded on a U.S. exchange or quoted market.

Fund Summaries – Equity Funds
SCSM WMC Blue Chip Mid Cap Fund (continued)

How Investments Are Selected

The fund is broadly diversified by industry and company. The fund favors high-quality, well-established companies. These are companies with a leadership position within an industry, a strong balance sheet, a high return on equity, and a strong management team.

The fund’s investment subadviser, Wellington Management Company, LLP (“Wellington Management”) uses what is sometimes referred to as a “bottom up” approach, which is the use of fundamental analysis to identify specific securities within industries or sectors for purchase or sale. Fundamental analysis involves the assessment of a company’s business environment, market share, management, global expansion plans, balance sheet, income statement, anticipated earnings, revenues, and other related measures of value.

Wellington Management continually monitors every company in the fund’s portfolio for  consistency with the fund’s philosophy and process. The fund typically sells an investment when the investment achieves its anticipated potential, the company begins to show deteriorating relative fundamentals or alternative investments become sufficiently more attractive.

Principal Risks
Investors could lose money on their investments in the fund or the fund could underperform if any of the following occurs:

•	U.S. or foreign stock markets go down or perform poorly relative to other types of investments.

•	Mid-capitalization companies fall out of favor with investors.

•	The fund’s investment style and mid-capitalization focus do not produce favorable results relative to market trends.

•	The fund misses out on an investment opportunity because its assets are invested in lower performing investments.

•
Foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market, or economic developments, underperform the U.S. market or other types of investments.

•	The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Fund Summaries – Equity Funds
SCSM WMC Blue Chip Mid Cap Fund (continued)

Fund Performance
The performance information below provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Initial Class shares

(Full calendar years since September 1, 1999 inception)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	22.85%	1st Quarter 2000

Lowest	(22.98)%	4th Quarter 2008

Average annual total returns for Initial Class shares
(for the periods ended December 31, 2009)

	One Year	Five Years	Ten Years
Fund	30.07%	4.79%	7.47%
S&P MidCap 400 Index (reflects no deduction for fees or expenses)	37.38%	3.27%	6.36%

Fund Summaries – Equity Funds
SCSM WMC Blue Chip Mid Cap Fund (continued)

Portfolio Management

Adviser:  Sun Capital Advisers LLC

Subadviser:  Wellington Management Company, LLP

Portfolio Manager:
	Title with the Subadviser	Manager Since
Phillip H. Perelmuter	Senior Vice President and Equity Portfolio Manager	1999

Tax Information
Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

Payments to Broker-Dealers and Other Financial Intermediaries
The fund is only available as an underlying investment for variable annuity and variable life insurance contracts.  The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

Fund Summaries – Equity Funds
SCSM WMC Large Cap Growth Fund

Investment Goal
Long-term capital growth.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. Please note that the table below does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the expenses shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Initial Class
Management Fee	0.75%
Other Expenses	0.30%
Total Annual Fund Operating Expenses	1.05%
Fee and Expense Reimbursement	(0.24)%
Net Annual Fund Operating Expenses1	0.81%

1 Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the “adviser”) has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other operating expenses until at least April 30, 2011.

Example
This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 83	$ 310	$ 556	$ 1,261

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 72% of the average value of its portfolio.

Principal Investments and Strategies
The fund normally invests primarily in common stocks. The fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of companies with large market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 1000® Growth Index). The size of the companies in this index changes with market conditions and the composition of the index. The fund may invest up to 20% of its total assets in foreign securities (not including American Depositary Receipts (“ADRs”), American Depositary Shares or U.S. dollar denominated securities of foreign issuers).

Fund Summaries – Equity Funds
SCSM WMC Large Cap Growth Fund (continued)

How Investments Are Selected

The fund invests primarily in common stocks of growth-oriented companies. Each stock is evaluated and ranked on a consistent set of growth, valuation, and quality criteria.

The fund’s investment subadviser, Wellington Management Company, LLP (“Wellington Management”) uses what is sometimes referred to as a “bottom up” approach, which is the use of fundamental analysis to identify specific securities within industries or sectors for purchase or sale. Fundamental analysis involves the assessment of a company’s business environment, market share, management, global expansion plans, balance sheet, income statement, anticipated earnings, revenues, and other related measures of value.

Wellington Management continually monitors every company in the fund’s portfolio for fundamental attractiveness. The fund typically sells an investment when the investment achieves its anticipated potential, the company begins to show deteriorating relative fundamentals or alternative investments become sufficiently more attractive.

Principal Risks
Investors could lose money on their investments in the fund or the fund could underperform if any of the following occurs:

•	U.S. or foreign stock markets go down or perform poorly relative to other types of investments.

•	Growth stocks fall out of favor with the stock markets relative to value stocks.

•	Large capitalization stocks underperform relative to small or mid-capitalization stocks.

•	The fund's investment style and large-capitalization focus do not produce favorable results relative to market trends.

•	The fund misses out on an investment opportunity because its assets are invested in lower performing investments.

•
Foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market, or economic developments, underperform the U.S. market or other types of investments.

•
ADRs entail similar investment risks to direct ownership of foreign securities traded outside of the U.S. markets, including increased market, liquidity, currency, political, information and other risks.

•	The subadviser's judgments about future economic trends or the relative value of securities selected for the fund's portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Fund Summaries – Equity Funds
SCSM WMC Large Cap Growth Fund (continued)

Fund Performance
The performance information below provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Initial Class shares

(Full calendar years since April 2, 2007 inception)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	16.96%	2nd Quarter 2009

Lowest	(22.43)%	4th Quarter 2008

Average annual total returns for Initial Class shares
(for the periods ended December 31, 2009)

	One Year	Since Inception (April 2, 2007)
Fund	37.23%	(6.98)%
Russell 1000® Growth Index (reflects no deduction for fees or expenses)	37.21%	(2.60)%

Fund Summaries – Equity Funds
SCSM WMC Large Cap Growth Fund (continued)

Portfolio Management

Adviser:  Sun Capital Advisers LLC

Subadviser:  Wellington Management Company, LLP

Portfolio Manager:
	Title with the Subadviser	Manager Since
Paul E. Marrkand, CFA	Senior Vice President and Equity Portfolio Manager	2008

Wellington Management Company, LLP became the fund’s subadviser on August 1, 2008.

Tax Information
Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

Payments to Broker-Dealers and Other Financial Intermediaries
The fund is only available as an underlying investment for variable annuity and variable life insurance contracts.  The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

Fund Summaries – Fixed Income Funds

Sun Capital Investment Grade Bond Fund®

Investment Goal
The fund’s investment objective is to seek high current income consistent with relative stability of principal.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. Please note that the table below does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the expenses shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Initial Class
Management Fee	0.60%
Other Expenses	0.24%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses1	0.85%
Fee and Expense Reimbursement	(0.09)%
Net Annual Fund Operating Expenses2	0.76%

1 Total Annual Fund Operating Expenses shown differ from the fund’s ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund (“Acquired Fund Fees and Expenses”), which are required to be included in the table above.
2 Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the “adviser”) has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other operating expenses until at least April 30, 2011.

Example
This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 78	$ 262	$ 463	$ 1,041

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 99% of the average value of its portfolio.

Principal Investments and Strategies
The fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade fixed income securities, including those issued by:

•	U.S. and foreign companies, including companies in emerging market countries

•	The U.S. government and its agencies and instrumentalities, including those that issue mortgage-backed securities

•	Foreign governments, including governments of emerging market countries

Fund Summaries – Fixed Income Funds
Sun Capital Investment Grade Bond Fund® (continued)

Credit Quality

The fund invests at least 80% of its net assets in investment grade fixed income securities. The fund may invest up to 20% of its assets in high yield or junk bonds rated at least B by one rating agency or unrated bonds of equivalent quality as determined by the adviser.

Duration Target

The portfolio’s average dollar-weighted duration is generally within plus or minus one year of the effective duration of the Barclays Capital U.S. Aggregate Bond Index, which was 4.45 years as of December 31, 2009. (Duration is a measure of interest rate sensitivity.) There is no limit on the maturity or duration of individual securities.

How Investments Are Selected

The adviser selects investments for the fund’s portfolio by:

•	Analyzing the credit quality, yield, and investment risk of individual securities in order to estimate their relative value and attractiveness.

•
Identifying sectors (such as corporate securities, government securities, mortgage-backed securities or asset-backed securities) and maturity ranges that appear to be temporarily underpriced and, therefore, offer favorable yields given their interest rate sensitivity and other risks.

•	Considering whether a particular investment is consistent with the fund’s targets for portfolio duration, maturity distribution and issuer and sector diversification.

Principal Risks
Investors could lose money on their investments in the fund or the fund could underperform if any of the following occurs:

•	Interest rates go up, causing the value of the fund’s fixed income securities to go down. This is known as interest rate risk. This risk may be greater for securities with longer maturities.

•	The issuer of fixed income securities owned by the fund defaults on its payment obligations, becomes insolvent, or has its credit rating downgraded by a rating agency. This is known as credit risk.

•	The illiquidity of a given security limits the fund’s ability to sell at an advantageous time or price or to purchase the desired level of exposure for the portfolio. This is known as liquidity risk.

•
The issuer of a callable security exercises its right, when interest rates are falling, to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.

•
The issuer of a security exercises its right, when interest rates are rising, to extend the time for paying principal, which will lock in a below-market interest rate, increase the security’s duration and reduce the value of the security. This is known as extension risk.

•
The fund’s investments in mortgage-backed or asset-backed securities are affected by changes in the markets for the underlying assets, which may increase their levels of interest rate risk, extension risk and prepayment risk.

•	Prices of the fund’s foreign securities go down because of foreign government actions, political instability, or the more limited availability of accurate information about foreign issuers.

•	The value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, falls because currency exchange rates change. This is known as currency risk.

Fund Summaries – Fixed Income Funds
Sun Capital Investment Grade Bond Fund® (continued)

•
The fund’s investments in emerging market or developing countries perform poorly as a result of market, credit, currency, liquidity, legal, political and other risks different from, or greater than, those affecting investment in developed foreign countries.

•
An economic downturn or period of rising interest rates adversely affects the market for high yield securities and reduces the fund’s ability to sell its high yield securities.  High yield securities may be subject to greater levels of interest rate risk, credit risk, and liquidity risk than other fixed income securities.  High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

•
Rating agencies, on which the subadviser may rely in part when selecting securities for the fund, are incorrect in their evaluation of an issuer’s financial condition or fail to make timely changes in credit ratings upon a change in such issuer’s condition.

•	The adviser’s judgments about the relative values of securities selected for the fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Fund Performance
The performance information below provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Initial Class shares

        (Full calendar years since January 1, 2000)

Fund Summaries – Fixed Income Funds
Sun Capital Investment Grade Bond Fund® (continued)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	9.22%	2nd Quarter 2009

Lowest	(7.72)%	4th Quarter 2008

Average annual total returns for Initial Class shares
(for the periods ended December 31, 2009)

	One Year	Five Years	Ten Years
Fund	21.00%	3.38%	5.49%

Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	5.93%	4.97%	6.33%

Portfolio Management

Adviser:  Sun Capital Advisers LLC

Portfolio Managers:
	Title with the Adviser	Manager Since
Evan S. Moskovit, CFA	Senior Managing Director	2002
Michael Savage, CFA	Managing Director	2002

Tax Information
Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

Payments to Broker-Dealers and Other Financial Intermediaries
The fund is only available as an underlying investment for variable annuity and variable life insurance contracts.  The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

Fund Summaries – Fixed Income Funds
Sun Capital Money Market Fund®

Investment Goal
Maximizing current income, consistent with maintaining liquidity and preserving capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. Please note that the table below does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the expenses shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Initial Class
Management Fee	0.50%
Other Expenses	0.22%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses1	0.74%
Fee and Expense Reimbursement	(0.22)%
Net Annual Fund Operating Expenses2	0.52%

1 Total Annual Fund Operating Expenses shown differ from the fund’s ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund (“Acquired Fund Fees and Expenses”), which are required to be included in the table above.
2 Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the “adviser”) has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other operating expenses until at least April 30, 2011.

Example
This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 53	$ 214	$ 390	$ 898

Principal Investments and Strategies
The fund invests exclusively in high quality U.S. dollar-denominated money market securities, including those issued by:

•	U.S. and foreign banks

•	Corporate issuers

•	The U.S. government and its agencies and instrumentalities

•	Foreign governments

•	Multinational organizations such as the World Bank

Fund Summaries – Fixed Income Funds
Sun Capital Money Market Fund® (continued)

The fund may invest in all types of money market securities, including commercial paper, certificates of deposit, bankers’ acceptances, asset-backed securities, repurchase agreements, and other short-term debt securities permitted as an investment for a money market fund.

Minimum Credit Quality

Assigned to the top tier  short-term rating category by Moody’s, S&P or Fitch or, if unrated, determined to be of equivalent quality by the adviser.

Maximum Maturity

Average dollar weighted portfolio maturity of 60 days or less.

How Investments Are Selected

The adviser selects for the fund’s portfolio those securities that appear to offer the best relative value based on an analysis of their credit quality, interest rate sensitivity, yields, and prices. To take advantage of changing yield differentials, the fund may overweight securities in particular sectors of the short-term debt market while maintaining overall issuer and sector diversification.

Principal Risks
An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Investors could lose money if any of the following occurs:

•	The issuer or guarantor of securities owned by the fund defaults on its payment obligations, becomes insolvent, or has its credit rating downgraded by a rating agency. This is known as credit risk.

•	There is a sudden or sharp increase in interest rates, causing the value of the fund’s fixed income securities to go down. This is known as interest rate risk.

•
Prices of the fund’s U.S. dollar-denominated foreign securities go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign issuers.

•	The fund’s investments in asset-backed securities are affected by changes in the markets for the underlying assets, which may increase their levels of interest rate risk.

•
Rating agencies, on which the subadviser may rely in part when selecting securities for the fund, are incorrect in their evaluation of an issuer’s financial condition or fail to make timely changes in credit ratings upon a change in such issuer’s condition.

•	The adviser’s judgments about the relative values of securities selected for the fund’s portfolio prove to be wrong.

•	Prices or the liquidity of securities in the fund’s portfolio decline as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Fund Summaries – Fixed Income Funds
Sun Capital Money Market Fund® (continued)

Fund Performance
The performance information below provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Initial Class shares

        (Full calendar years since January 1, 2000)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	1.52%	3rd Quarter 2000

Lowest	0.06%	2nd Quarter 2009

Average annual total returns for Initial Class shares
(for the periods ended December 31, 2009)

	One Year	Five Years	Ten Years
Fund	0.25%	2.93%	2.64%

BofA Merrill Lynch U.S. 3-Month Treasury Bill Index (reflects no deduction for fees or expenses)	0.21%	3.02%	2.99%

Fund Summaries – Fixed Income Funds
Sun Capital Money Market Fund® (continued)

Portfolio Management

Adviser:  Sun Capital Advisers LLC

Tax Information
Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

Payments to Broker-Dealers and Other Financial Intermediaries
The fund is only available as an underlying investment for variable annuity and variable life insurance contracts.  The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

Fund Summaries – Fixed Income Funds

SCSM BlackRock Inflation Protected Bond Fund

Investment Goal
Maximum real return, consistent with preservation of real capital and prudent investment management.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. Please note that the table below does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the expenses shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Initial Class
Unified Management Fee	0.65%
Other Expenses	0.01%
Acquired Fund Fees and Expenses	0.03%
Total Annual Fund Operating Expenses1	0.69%
Fee and Expense Reimbursement	(0.01)%
Net Annual Fund Operating Expenses2	0.68%

1 Total Annual Fund Operating Expenses shown differ from the fund’s ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund (“Acquired Fund Fees and Expenses”), which are required to be included in the table above.
2 Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the “adviser”) has contractually agreed not to impose all or a portion of its unified management fee and, if necessary, to limit other operating expenses until at least April 30, 2011.

Example
This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 69	$ 220	$ 383	$ 858

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 278% of the average value of its portfolio.

Principal Investments and Strategies
The fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government and based on its economy.

Fund Summaries – Fixed Income Funds
SCSM BlackRock Inflation Protected Bond Fund (continued)

The fund is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified fund.

The fund’s average portfolio duration will normally vary between plus or minus 20% of the duration of the fund’s benchmark, the Barclays Capital Global Real: U.S. Tips Index (which was 7.32 years as of December 31, 2009). The fund may invest up to 20% of its assets collectively, in high yield securities (junk bonds) or securities of emerging market issuers.

The fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest without limit in U.S. dollar denominated securities of foreign issuers. The fund may frequently purchase U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, CMOs, asset-backed securities and, to a lesser extent, investment grade corporate bonds. The fund may engage in active and frequent trading to try to achieve its investment objective and may, at times, have portfolio turnover in excess of 100% annually.

The fund may, when consistent with its investment goal, buy or sell options or futures, or enter into credit default swaps, total return swaps, interest rate or foreign currency transactions, including swaps (collectively known as derivatives). The fund typically uses derivatives as a substitute for taking a position in the underlying asset (in which case they may be counted towards the fund’s policy of investing at least 80% of its net assets in inflation-indexed bonds) and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The fund may also use derivatives to enhance returns, in which case their use would involve leveraging risk. The fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

High yield securities acquired by the fund will generally be in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor’s or Ba or lower by Moody’s) or will be of similar quality as determined by the fund’s subadviser management team to be of similar quality. Split rated bonds will be considered to have the higher credit rating. High yield securities may be in default at time of purchase.

How Investments Are Selected

The fund’s subadviser, BlackRock Financial Management, Inc., purchases securities for the fund when its portfolio management team believes the securities have the potential for above average real return. “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.

To a lesser extent, the subadviser seeks to enhance returns by anticipating the direction of interest rate movements and selecting investments accordingly. The subadviser uses a historical perspective to identify securities and sectors that show below average risk for their return historically, or above average reward for the risk historically. This is a time-tested process that merges the subadviser’s technological capabilities with its human capital to identify securities the subadviser believes will have the potential for above average return.

A security will be sold if, in the opinion of the subadviser’s portfolio management team, the risk of continuing to hold the security is unacceptable when compared to its real return potential.

Principal Risks
The principal value of your investment is not protected or otherwise guaranteed by virtue of the fund’s investments in inflation-indexed bonds. Investors could lose money on their investments in the fund or the fund could underperform if any of the following occurs:

•
The index measuring inflation falls. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.

•
The prices throughout the economy could decline over time causing deflation, which is the opposite of inflation.  If inflation is negative, the principal amount of an inflation protected bond will decline and could result in losses for the fund.

Fund Summaries – Fixed Income Funds
SCSM BlackRock Inflation Protected Bond Fund (continued)

•	Interest rates go up, causing the value of the fund’s fixed income securities to go down. This is known as interest rate risk. This risk may be greater for securities with longer maturities.

•	The issuer of fixed income securities owned by the fund defaults on its payment obligations, becomes insolvent, or has its credit rating downgraded by a rating agency. This is known as credit risk.

•	The illiquidity of a given security limits the fund’s ability to sell at an advantageous time or price or to purchase the desired level of exposure for the portfolio. This is known as liquidity risk.

•
The issuer of a callable security exercises its right, when interest rates are falling, to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.

•
The issuer of a security exercises its right, when interest rates are rising, to extend the time for paying principal, which will lock in a below-market interest rate, increase the security’s duration and reduce the value of the security. This is known as extension risk.

•
The fund’s investments in mortgage-backed and other asset-backed securities are affected by changes in the markets for the underlying assets, which may increase their levels of interest rate risk, extension risk and prepayment risk.

•	Prices of the fund’s foreign securities go down because of foreign government actions, political instability, or the more limited availability of accurate information about foreign issuers.

•	The value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, falls because currency exchange rates change. This is known as currency risk.

•
The fund’s investments in emerging market or developing countries perform poorly as a result of market, credit, currency, liquidity, legal, political and other risks different from, or greater than, those affecting investment in developed foreign countries.

•
The fund’s investments in derivative instruments (which can have a significant impact on the fund’s exposure to market values, interests rates or currency exchange rates) become illiquid or difficult to price, correlate poorly with the underlying asset, or create leverage so that small changes may produce disproportionately large losses.

•
An economic downturn or period of rising interest rates adversely affects the market for high yield securities and reduces the fund’s ability to sell its high yield securities.  High yield securities may be subject to greater levels of interest rate risk, credit risk, and liquidity risk than other fixed income securities.  High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

•
The fund engages in active and frequent trading, which may result in increased transaction costs to the fund, (including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and on reinvestment in other securities) and adversely affect fund performance.

•	The subadviser’s judgments about the relative values of securities selected for the fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

•
The fund’s non-diversified status, which means that the fund can invest a higher percentage of its assets in any one issuer than a diversified fund, magnifies the fund’s losses from adverse events affecting a particular issuer or industry.

Fund Summaries – Fixed Income Funds
SCSM BlackRock Inflation Protected Bond Fund (continued)

Fund Performance
The performance information below provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Initial Class shares

(Full calendar years since October 1, 2008 inception)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	3.65%	1st Quarter 2009

Lowest	(0.18)%	2nd Quarter 2009

Average annual total returns for Initial Class shares
(for the periods ended December 31, 2009)

	One Year	Since Inception (October 1, 2008)
Fund	8.72%	6.08%
Barclays Capital Global Real Index: U.S. TIPS (reflects no deduction for fees or expenses)	11.41%	5.98%

Fund Summaries – Fixed Income Funds
SCSM BlackRock Inflation Protected Bond Fund (continued)

Portfolio Management

Adviser:  Sun Capital Advisers LLC

Subadviser:  BlackRock Financial Management, Inc.

Portfolio Managers:
	Title with the Subadviser	Manager Since
Stuart Spodek	Managing Director	2008
Brian Weinstein	Managing Director	2008

Tax Information
Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

Payments to Broker-Dealers and Other Financial Intermediaries
The fund is only available as an underlying investment for variable annuity and variable life insurance contracts.  The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

Fund Summaries – Fixed Income Funds
SCSM Goldman Sachs Short Duration Fund

Investment Goal
Primary: High-level of current income.
Secondary: Capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. Please note that the table below does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the expenses shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Initial Class
Unified Management Fee	0.64%
Other Expenses	0.01%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses1	0.66%

1 Total Annual Fund Operating Expenses shown differ from the fund’s ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund (“Acquired Fund Fees and Expenses”), which are required to be included in the table above.

Example
This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 67	$ 211	$ 368	$ 822

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 231% of the average value of its portfolio.

Principal Investments and Strategies
Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities. Normally, the fund invests in investment grade securities (i.e., rated BBB-Baa or higher or, if unrated, of comparable credit quality, as determined by the fund’s subadviser, Goldman Sachs Asset Management, L.P.).

Generally, the fund’s subadviser expects to track the duration of the BofA Merrill Lynch 1-3 Year U.S. Treasury Index (which was 1.84 years as of December 31, 2009) plus or minus one year, although individual securities held by the fund may have short, intermediate and long terms to maturity.

The fund invests principally in U.S. and non-U.S. government (foreign) securities, corporate debt securities - both foreign and domestic, mortgage-related securities, repurchase agreements collateralized by U.S. government securities and derivatives. All of the fund’s investments will be denominated in U.S. dollars.

Fund Summaries – Fixed Income Funds
SCSM Goldman Sachs Short Duration Fund (continued)

U.S. government securities include U.S. Treasury securities and securities issued or guaranteed by U.S. government agencies or instrumentalities. Mortgage-related securities include mortgage pass-through securities, asset-backed securities, mortgage certificates, collateralized mortgage obligations, stripped mortgage-backed securities, and mortgage dollar rolls. Mortgage-related securities may be U.S. government securities or non-U.S. government securities and may be based on or collateralized by fixed or adjustable rate mortgage loans or securities. Corporate debt securities include, but are not limited to, Eurobonds and Yankees issued by foreign entities, and preferred stocks.

The fund may invest up to 30% of its net assets in foreign securities, including, but not limited to, securities issued or guaranteed by foreign governments, their agencies (including securities of corporate issuers where the principal or interest are government guaranteed) or instrumentalities, and foreign corporate debt securities.  The fund may invest up to 10% of its net assets in foreign corporate debt securities.

How Investments Are Selected

The key investment strategies of the fund’s subadviser include:

•
Establishing a “risk budget” for the fund based on careful analysis of the risk and return objectives of the fund. The risk budget sets guidelines for how much risk the fund can take in each investment strategy, with the goal of maximizing the fund’s risk-adjusted return potential while maintaining an emphasis on preservation of capital.

•
Developing “top-down” strategies for positioning the fund based on macro factors such as economic growth, inflation, government policy and relative value across fixed income markets.  Top-down strategies employed in the fund include duration and cross-sector exposures.  Duration is a measure of the fund’s sensitivity to changes in interest rates.  The cross-sector strategy allocates fund assets across a variety of fixed income sectors, including some that may not be included in the fund’s benchmark.

•
Using “bottom-up” strategies to formulate sub-sector allocation and security selection decisions.  Bottom-up strategies use fundamental, quantitative, and technical analysis to evaluate relative value opportunities across investible segments of the market, including issuers, credit quality, and maturities to find the most attractive securities on a risk-adjusted basis.

•	Monitoring the fund’s performance over time to ensure that the overall combination of top-down and bottom-up strategies is consistent with the Fund’s risk tolerance and return expectation.

Principal Risks
Investors could lose money on their investments in the fund or the fund could underperform if any of the following occurs:

•	Interest rates go up, causing the value of the fund’s fixed income securities to go down. This is known as interest rate risk. This risk may be greater for securities with longer maturities.

•
The issuer or guarantor of fixed income securities held by the fund defaults on its payment obligations, becomes insolvent, or has its credit rating downgraded by a rating agency. This is known as credit risk.

•	The illiquidity of a given security limits the fund’s ability to sell at an advantageous time or price or to purchase the desired level of exposure for the portfolio. This is known as liquidity risk.

•
The issuer of a callable security exercises its right, when interest rates are falling, to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.

•
The issuer of a security exercises its right, when interest rates are rising, to extend the time for paying principal, which will lock in a below-market interest rate, increase the security’s duration and reduce the value of the security. This is known as extension risk.

Fund Summaries – Fixed Income Funds
SCSM Goldman Sachs Short Duration Fund (continued)

•
Rating agencies, on which the subadviser may rely in part when selecting securities for the fund, are incorrect in their evaluation of an issuer’s financial condition or fail to make timely changes in credit ratings upon a change in such issuer’s condition.

•
The fund’s investments in mortgage-backed and other asset-backed securities are affected by changes in the markets for the underlying assets, which may increase their levels of interest rate risk, extension risk and prepayment risk.

•
The U.S. government, where not required by law, determines not to provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises. Although many types of U.S. government securities may be purchased by the fund, such as those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks that may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

•
Prices of the fund’s U.S. dollar-denominated foreign securities go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign issuers.

•
The value of the fund’s investments in preferred stocks, which are a type of equity securities, go down due to general market conditions.  Equity securities generally have greater price volatility than fixed income securities.

•	The subadviser’s judgments about the relative values of securities selected for the fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Fund Performance
The performance information below provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Initial Class shares

(Full calendar years since March 7, 2008 inception)

Fund Summaries – Fixed Income Funds
SCSM Goldman Sachs Short Duration Fund (continued)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	1.55%	3rd Quarter 2009

Lowest	0.47%	4th Quarter 2009

Average annual total returns for Initial Class shares
(for the periods ended December 31, 2009)

	One Year	Since Inception (March 7, 2008)
Fund	3.78%	3.84%
BofA Merrill Lynch 1-3 Year U.S. Treasury Index (reflects no deduction for fees or expenses)	0.78%	2.40%

Portfolio Management

Adviser:  Sun Capital Advisers LLC

Subadviser:  Goldman Sachs Asset Management, L.P.

Portfolio Managers:
	Title with the Subadviser	Manager Since
James P. McCarthy	Managing Director and Co-Head of Global Liquidity Management	2008
David Fishman	Managing Director and Co-Head of Global Liquidity Management	2009

Tax Information
Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

Payments to Broker-Dealers and Other Financial Intermediaries
The fund is only available as an underlying investment for variable annuity and variable life insurance contracts.  The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

Fund Summaries – Fixed Income Funds
SCSM PIMCO High Yield Fund

Investment Goal
Maximum total return, consistent with capital preservation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. Please note that the table below does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the expenses shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Initial Class
Unified Management Fee	0.74%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.75%

Example
This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 77	$ 240	$ 417	$ 930

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 190% of the average value of its portfolio.

Principal Investments and Strategies
Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of high yield securities (junk bonds), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade by Moody’s Investors Service, Inc. (“Moody’s”) or an equivalent rating by Standard & Poor’s Rating Group (“S&P”) or Fitch Ratings (“Fitch”), or, if  unrated, of comparable quality as determined by the fund’s subadviser.

The fund may invest up to 20% of its total assets in securities that are rated Caa or below by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, of comparable quality as determined by the fund’s subadviser. Securities rated below Caa or its equivalents may be in default at time of purchase. In the event that ratings services assign different ratings to the same security, the fund’s subadviser will use the lowest rating as the credit rating for that security. The remainder of the fund’s assets may be invested in investment grade fixed income instruments.

The average portfolio duration of the fund will normally vary within two years (plus or minus) of the duration of the fund’s benchmark index, which is the Merrill Lynch U.S. High Yield BB-B Rated Constrained Index.

Fund Summaries – Fixed Income Funds
SCSM PIMCO High Yield Fund (continued)

The fund may invest up to 20% of its total assets in securities denominated in foreign currencies. The fund may invest without limit in U.S. dollar denominated securities of foreign issuers. The fund generally considers a foreign issuer to be an issuer that is a foreign government (or any political subdivision, agency, authority or instrumentality of such government) or an issuer that is organized under the laws of a non-U.S. country. The fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The fund normally will limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets. The fund may also invest up to 10% of its total assets in preferred stock.

The fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques, such as buy backs or dollar rolls, in which the fund sells securities and contracts to repurchase the same or similar securities at a later date.  The fund may purchase or sell securities on a when-issued, delayed-delivery or forward commitment basis and may engage in short sales.

How Investments Are Selected

PIMCO actively manages exposure to high yield and non-core sectors by analyzing changes in valuation and yield relative to other sectors and instrument types.  The key investment strategies of PIMCO, the fund’s subadviser, include:

•	Focus on upper tier of the speculative grade market.

•	Look to maximize total return rather than just income focused.

•	Limit risk through issuer and industry diversification.

•	Use PIMCO’s extensive bottom-up credit research capabilities to identify improving credits.

•	Leverage PIMCO’s global expertise in other fixed income sectors and regions.

Principal Risks
Investors could lose money on their investments in the fund or the fund could underperform if any of the following occurs:

•
An economic downturn or period of rising interest rates adversely affects the market for high yield securities and reduces the fund’s ability to sell its high yield securities.  High yield securities may be subject to greater levels of interest rate risk, credit risk, and liquidity risk than other fixed income securities.  High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

•
Rating agencies, on which the subadviser may rely in part when selecting securities for the fund, are incorrect in their evaluation of an issuer’s financial condition or fail to make timely changes in credit ratings upon a change in such issuer’s condition.

•	Interest rates go up, causing the value of the fund’s fixed income securities to go down. This is known as interest rate risk. This risk may be greater for securities with longer maturities.

•
The issuer or guarantor of fixed income securities held by the fund defaults on its obligation to pay interest and repay principal, becomes insolvent, or has its credit rating downgraded by a rating agency.  This is known as credit risk.

•	The illiquidity of a given security limits the fund’s ability to sell at an advantageous time or price or to purchase the desired level of exposure for the portfolio. This is known as liquidity risk.

Fund Summaries – Fixed Income Funds
SCSM PIMCO High Yield Fund (continued)

•
The issuer of a callable security exercises its right, when interest rates are falling, to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.

•
The issuer of a security exercises its right, when interest rates are rising, to extend the time for paying principal, which will lock in a below-market interest rate, increase the security’s duration and reduce the value of the security. This is known as extension risk.

•
The fund’s investments in derivative instruments (which can have a significant impact on the fund’s exposure to market values, interests rates or currency exchange rates) become illiquid or difficult to price, correlate poorly with the underlying asset, or create leverage so that small changes may produce disproportionately large losses.

•
The fund’s investments in mortgage-backed and other asset-backed securities are affected by changes in the markets for the underlying assets, which may increase their levels of interest rate risk, extension risk and prepayment risk. Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) may increase, and a decline in or flattening of housing values may exacerbate such delinquencies and losses.

•	Prices of the fund’s foreign securities go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign issuers.

•	The value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, falls because currency exchange rates change. This is known as currency risk.

•	Attempts by the subadviser to hedge foreign currency risk or profit from foreign currency positions are unsuccessful and/or result in foreign currency exchange losses.

•
The fund’s investments in emerging market or developing countries perform poorly as a result of market, credit, currency, liquidity, legal, political and other risks different from, or greater than, those affecting investment in developed foreign countries.

•
The value of the fund’s investments in preferred stocks, which are a type of equity securities, go down due to general market conditions.  Equity securities generally have greater price volatility than fixed income securities.

•	Short sales or short derivative positions taken by the fund incur losses as a result of appreciation in the security’s or derivative’s price or failure by a counterparty to honor its contract terms.

•	The subadviser’s judgments about the relative values of securities selected for the fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Fund Summaries – Fixed Income Funds
SCSM PIMCO High Yield Fund (continued)

Fund Performance
The performance information below provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Initial Class shares

(Full calendar years since March 7, 2008 inception)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	12.42%	3rd Quarter 2009

Lowest	(0.74)%	1st Quarter 2009

Average annual total returns for Initial Class shares
(for the periods ended December 31, 2009)
	One Year	Since Inception (March 7, 2008)
Fund	30.67%	6.79%
BofA Merrill Lynch BB-B U.S. High Yield Constrained Index (reflects no deduction for fees or expenses)	46.06%	7.67%

Fund Summaries – Fixed Income Funds
SCSM PIMCO High Yield Fund (continued)

Portfolio Management

Adviser:  Sun Capital Advisers LLC

Subadviser:  Pacific Investment Management Company LLC

Portfolio Manager:
	Title with the Subadviser	Manager Since
Andrew Jessop	Executive Vice President and Portfolio Manager	2010

Tax Information
Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

Payments to Broker-Dealers and Other Financial Intermediaries
The fund is only available as an underlying investment for variable annuity and variable life insurance contracts.  The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

Fund Summaries – Fixed Income Funds
SCSM PIMCO Total Return Fund

Investment Goal
Maximum total return, consistent with capital preservation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. Please note that the table below does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the expenses shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Initial Class
Unified Management Fee	0.65%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.66%
Fee and Expense Reimbursement	(0.01)%
Net Annual Fund Operating Expenses1	0.65%

1 Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the “adviser”) has contractually agreed not to impose all or a portion of its unified management fee and, if necessary, to limit other operating expenses until at least April 30, 2011.

Example
This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 66	$ 210	$ 367	$ 822

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 496% of the average value of its portfolio.

Principal Investments and Strategies
Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

The fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch or, if unrated, of comparable quality as determined by the fund’s subadviser.

The average portfolio duration of the fund will normally vary within two years (plus or minus) of the duration of the fund’s benchmark index, which is the Barclays Capital U.S. Aggregate Bond Index.

Fund Summaries – Fixed Income Funds
SCSM PIMCO Total Return Fund (continued)

The fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The fund will normally limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets. The fund may also invest up to 10% of its total assets in preferred stocks.

The fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques, such as buy backs or dollar rolls, in which the fund sells securities and contracts to repurchase the same or similar securities as a later date. The Fund may purchase or sell securities on a when-issued, delayed-delivery or forward commitment basis and may engage in short sales.

How Investments Are Selected

The key investment strategies of PIMCO, the fund’s subadviser, include:

•	Developing an outlook for interest rates, foreign currency exchange rates and the economy, and analyzing credit and call risks through rigorous macro economic analysis.

•
Identifying areas of the bond market that are undervalued relative to the rest of the market by grouping bonds into the following sectors: money markets, governments, corporate, mortgages, asset-backed, and international.

•	Shifting assets among market sectors depending on changes in relative valuations and credit spreads.

•	Conducting company specific credit research.

•	Utilizing proprietary software that assists in the evaluation of market sectors and the pricing of specific securities.

Principal Risks
Investors could lose money on their investments in the fund or the fund could underperform if any of the following occurs:

•	Interest rates go up, causing the value of the fund’s fixed income securities to go down. This is known as interest rate risk. This risk may be greater for securities with longer maturities).

•
The issuer or guarantor of fixed income securities owned by the fund defaults on its payment obligations, becomes insolvent, or has its credit rating downgraded by a rating agency. This is known as credit risk.

•
Rating agencies, on which the subadviser may rely in part when selecting securities for the fund, are incorrect in their evaluation of an issuer’s financial condition or fail to make timely changes in credit ratings upon a change in such issuer’s condition.

•	The illiquidity of a given security limits the fund’s ability to sell at an advantageous time or price or to purchase the desired level of exposure for the portfolio. This is known as liquidity risk.

•
The issuer of a callable security exercises its right, when interest rates are falling, to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.

Fund Summaries – Fixed Income Funds
SCSM PIMCO Total Return Fund (continued)

•
The issuer of a security exercises its right, when interest rates are rising, to extend the time for paying principal, which will lock in a below-market interest rate, increase the security’s duration and reduce the value of the security. This is known as extension risk.

•
The fund’s investments in derivative instruments (which can have a significant impact on the fund’s exposure to market values, interest rates or currency exchange rates) become illiquid or difficult to price, correlate poorly with the underlying asset, or create leverage so that small changes may produce disproportionately large losses.

•
The fund’s investments in mortgage-backed and other asset-backed securities are affected by changes in the markets for the underlying assets, which may increase their levels of interest rate risk, extension risk and prepayment risk.

Prices of the fund’s foreign securities go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign issuers.

•	The value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, falls because currency exchange rates change. This is known as currency risk.

•	Attempts by the subadviser to hedge foreign currency risk or profit from foreign currency positions are unsuccessful and/or result in foreign currency exchange losses.

•
The fund’s investments in emerging market or developing countries perform poorly as a result of market, credit, currency, liquidity, legal, political and other risks different from, or greater than, those affecting investment in developed foreign countries.

•
The value of the fund’s investments in preferred stocks, which are a type of equity securities, go down due to general market conditions.  Equity securities generally have greater price volatility than fixed income securities.

•
An economic downturn or period of rising interest rates adversely affects the market for high yield securities and reduces the fund’s ability to sell its high yield securities.  High yield securities may be subject to greater levels of interest rate risk, credit risk, and liquidity risk than other fixed income securities.  High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

•	Short sales or short derivative positions taken by the fund incur losses as a result of appreciation in the security’s or derivative’s price or failure by a counterparty to honor its contract terms.

•	The subadviser’s judgments about the relative value of securities selected for the fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Fund Summaries – Fixed Income Funds
SCSM PIMCO Total Return Fund (continued)

Fund Performance
The performance information below provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Initial Class shares

(Full calendar years since October 1, 2008 inception)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	4.85%	3rd Quarter 2009

Lowest	0.60%	1st Quarter 2009

Average annual total returns for Initial Class shares
(for the periods ended December 31, 2009)

	One Year	Since Inception (October 1, 2008)
Fund	8.89%	11.96%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	5.93%	8.54%

Fund Summaries – Fixed Income Funds
SCSM PIMCO Total Return Fund (continued)

Portfolio Management

Adviser:  Sun Capital Advisers LLC

Subadviser:  Pacific Investment Management Company LLC

Portfolio Manager:
	Title with the Subadviser	Manager Since
William H. Gross	Managing Director, Co-CIO and founding partner	2008

Tax Information
Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

Payments to Broker-Dealers and Other Financial Intermediaries
The fund is only available as an underlying investment for variable annuity and variable life insurance contracts.  The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

Fund Summaries – Specialty Fund
Sun Capital Global Real Estate Fund

Investment Goal
Primary: Long-term capital growth.
Secondary: Current income and growth of income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. Please note that the table below does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the expenses shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Initial Class
Management Fee	0.95%
Other Expenses	0.22%
Total Annual Fund Operating Expenses	1.17%
Fee and Expense Reimbursement	(0.07)%
Net Annual Fund Operating Expenses1	1.10%

1 Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the “adviser”) has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other operating expenses until at least April 30, 2011.

Example
This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 112	$ 365	$ 637	$ 1,414

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 110% of the average value of its portfolio.

Principal Investments and Strategies
The fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. and foreign real estate investments, including real estate investment trusts and similar entities formed under the laws of non-U.S. countries (“REITs”) and other U.S. and foreign real estate companies. The fund generally focuses its investments in equity REITs, which invest most of their assets directly in U.S. or foreign real property, receive most of their income from rents, and may also realize gains by selling appreciated property. The fund may invest without limit in foreign securities, which may include investments in emerging market countries. The fund’s investments may be denominated in U.S. dollars or in foreign currencies.

Fund Summaries – Specialty Fund
Sun Capital Global Real Estate Fund (continued)

The fund is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified fund.

Also, the fund concentrates (invests 25% or more of its assets) in the real estate group of companies.

Many REITs are small capitalization companies.  The adviser considers companies with market capitalizations of less than $1 billion to be small capitalization companies.

How Investments Are Selected

The adviser allocates the fund’s investments across various geographic areas, REIT managers and property types, such as apartments, retail properties, office buildings, hotels, industrial properties, health care facilities, storage facilities, manufactured housing, and special use facilities.

The adviser selects securities for the fund’s portfolio by analyzing the fundamental and relative values of potential real estate investments based on several factors, including:

•	The ability of the issuer to grow its funds from operations internally through increased occupancy and higher rents and externally through acquisitions and development.

•	The quality of the issuer’s management, including its ability to buy properties at reasonable prices and to add value by creative and innovative property and business management.

•	The issuer’s cash flows, price/funds from operations ratio, dividend yield and payment history, price/net asset value ratio and market price.

•	Current or anticipated economic and market conditions, interest rate changes, and regulatory developments.

Principal Risks
Investors could lose money on their investments in the fund or the fund could underperform if any of the following occurs:

•
The U.S. or a foreign or local real estate market declines due to economic conditions, supply/demand imbalances (e.g., overbuilding and high vacancy rates), reduced or regulated rents, or other causes.

•	Prices of the fund’s foreign securities go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign issuers.

•
To the extent that the fund invests in securities denominated in foreign currencies or in securities that hold properties in foreign countries such that the issuer’s revenues and expenses are tied to foreign currencies, the fund may be subject, directly or indirectly, to foreign currency exchange gains or losses.

•	Interest rates go up. This can affect the availability or cost of financing for property acquisitions and reduce the value of a U.S. or foreign REIT’s fixed income investments.

•	The value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, falls because currency exchange rates change. This is known as currency risk.

•
The fund’s investments in emerging market or developing countries perform poorly as a result of market, credit, currency, liquidity, legal, political and other risks different from, or greater than, those affecting investment in developed foreign countries.

•	The values of properties owned by a REIT are hurt by property tax increases, zoning changes, other governmental actions, environmental liabilities, natural disasters, or increased operating expenses.

Fund Summaries – Specialty Fund
Sun Capital Global Real Estate Fund (continued)

•	A REIT in the fund’s portfolio is, or is perceived by the market to be, poorly managed.

•	The market for U.S. or foreign real estate investment securities goes down or is less favored than other stock market sectors or types of investments.

•
The fund’s investments in small cap real estate securities, which generally are more volatile and less liquid than mid or large cap securities, decline in value more steeply or become less liquid than expected.

•	The adviser’s judgments about the relative values of REIT securities selected for the fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

•
The fund’s non-diversified status and concentration in the real estate group of companies magnifies the fund’s losses from adverse events affecting a particular issuer or the real estate group of companies.

Fund Performance
The performance information below provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Initial Class shares

        (Full calendar years since January 1, 2000)

Fund Summaries – Specialty Fund
Sun Capital Global Real Estate Fund (continued)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	34.82%	2nd Quarter 2009

Lowest	(39.05)%	4th Quarter 2008

Average annual total returns for Initial Class shares
(for the periods ended December 31, 2009)

	One Year	Five Years	Ten Years
Fund	30.09%	(0.98)%	10.25%

FTSE EPRA/NAREIT Developed Real Estate Index (reflects no deduction for fees or expenses)	38.26%	2.00%	9.21%

Portfolio Management

Adviser:  Sun Capital Advisers LLC

Portfolio Managers:
	Title with the Adviser	Manager Since
Thomas V. Pedulla	Senior Managing Director	1998
Leo D. Saraceno, CFA	Senior Managing Director	2003
Richard R. Gable, CFA	Managing Director	2001

Tax Information
Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

Payments to Broker-Dealers and Other Financial Intermediaries
The fund is only available as an underlying investment for variable annuity and variable life insurance contracts.  The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

More About The Funds’ Investments

The following section provides additional information about the characteristics of securities and investment strategies that a fund may use to a significant degree. This chart indicates the additional information applicable to each fund.

	Equity Securities	Market Capitalization Range	American Depositary Receipts	Multinational and Foreign Companies	Fixed Income Instruments	Credit Quality	U.S. Government Securities	Mortgage-related Securities
SC Ibbotson Balanced Fund*	x	x	x	x	x	x	x	x
SC Ibbotson Growth Fund*	x	x	x	x	x	x	x	x
SC Ibbotson Moderate Fund*	x	x	x	x	x	x	x	x
SC AllianceBernstein International Value Fund	x	x	x	x	x	x	x
SC Columbia Small Cap Value Fund	x	x	x	x		x	x	x
SC Davis Venture Value Fund	x	x	x	x	x	x	x
SC Goldman Sachs Mid Cap Value Fund	x	x	x	x	x	x	x
SC Invesco Small Cap Growth Fund	x	x	x	x	x	x	x
SC Lord Abbett Growth & Income Fund	x	x	x	x	x	x	x	x
SC Oppenheimer Large Cap Core Fund	x	x	x	x	x	x	x
SC Oppenheimer Main Street Small Cap Fund	x	x	x	x	x	x	x
SC WMC Blue Chip Mid Cap Fund	x	x	x	x	x	x	x
SC WMC Large Cap Growth Fund	x	x	x	x	x	x	x
Sun Capital Investment Grade Bond Fund	x		x	x	x	x	x	x
Sun Capital Money Market Fund				x	x	x	x
SC BlackRock Inflation Protected Bond Fund			x	x	x	x	x	x
SC Goldman Sachs Short Duration Fund	x			x	x	x	x	x
SC PIMCO High Yield Fund	x		x	x	x	x	x	x
SC PIMCO Total Return Fund	x		x	x	x	x	x	x
Sun Capital Global Real Estate Fund	x	x	x	x	x	x	x	x

* This fund invests in underlying funds which may in turn use a significant degree of the securities and strategies indicated.

More About The Funds’ Investments

	Emerging Markets	Yankees	High Yield Securities (junk bonds)	Derivative Contracts	Real Estate Companies	Portfolio Turnover	Borrowing	Illiquid securities	Defensive Investing
SC Ibbotson Balanced Fund*	x	x	X	x	x	x	x	x	x
SC Ibbotson Growth Fund*	x	x	X	x	x	x	x	x	x
SC Ibbotson Moderate Fund*	x	x	X	x	x	x	x	x	x
SC AllianceBernstein International Value Fund	x	x		x	x	x	x	x	x
SC Columbia Small Cap Value Fund			X	x	x	x	x	x	x
SC Davis Venture Value Fund	x		X	x	x	x	x	x	x
SC Goldman Sachs Mid Cap Value Fund				x	x	x	x	x	x
SC Invesco Small Cap Growth Fund				x	x			x	x
SC Lord Abbett Growth & Income Fund			x	x		x	x	x	x
SC Oppenheimer Large Cap Core Fund				x		x	x	x	x
SC Oppenheimer Main Street Small Cap Fund				x		x	x	x	x
SC WMC Blue Chip Mid Cap Fund				x	x	x	x	x	x
SC WMC Large Cap Growth Fund	x			x		x	x	x	x
Sun Capital Investment Grade Bond Fund	x	x	x	x	x	x	x	x	x
Sun Capital Money Market Fund		x						x
SC BlackRock Inflation Protected Bond Fund	x	x	x	x		x	x	x	x
SC Goldman Sachs Short Duration Fund	x	x		x		x	x	x	x
SC PIMCO High Yield Fund	x	x	x	x		x	x	x	x
SC PIMCO Total Return Fund	x	x	x	x		x	x	x	x
Sun Capital Global Real Estate Fund	x		x	x	x	x	x	x	x

* This fund invests in underlying funds which may in turn use a significant degree of the securities and strategies indicated.

Notice of changes to fund policy - For any fund with a policy of investing at least 80% of its net assets in a particular type of securities, the fund will provide written notice to its shareholders at least 60 days prior to any change in the fund’s 80% policy.  All funds except SC Ibbotson Balanced Fund, SC Ibbotson Growth Fund, SC Ibbotson Moderate Fund, SC Alliance Bernstein International Value Fund, SC Davis Venture Value Fund and Sun Capital Money Market Fund currently have an 80% policy.

More About The Funds’ Investments

Equity securities - Equity securities include common stocks, trust shares, and preferred stocks and debt securities convertible into stock and warrants. Convertible debt securities and convertible preferred stocks entitle the holder to acquire the issuer’s common stock by exchange or purchase at a predetermined rate. Convertible debt securities and convertible preferred stocks are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities.

Market capitalization range - A fund that intends to be substantially fully invested in equity securities of companies with total market capitalizations within the range defined by such fund’s key investment strategy may, nonetheless, maintain a portion of its assets in equity securities of companies with total market capitalizations outside the defined range. Securities of small and mid capitalization companies may present greater risks than securities of larger, more established companies. Small and mid capitalization companies are often volatile and may suffer significant losses as well as realize substantial growth. In a declining market, these stocks may be harder to sell, which may further depress their prices.

American Depositary Receipts - American Depositary Receipts (“ADRs”) are U.S. dollar denominated securities representing an interest in foreign securities. ADRs evidence ownership interests in a security or a pool of securities issued by a foreign company and deposited with the depositary. Prices of ADRs are quoted in U.S. dollars and ADRs are traded in the United States. Ownership of ADRs entails similar investment risks to direct ownership of foreign securities traded outside the United States, including increased market, liquidity, currency, political, information and other risks.

Multinational and foreign companies - Multinational companies are those companies that conduct their business operations and activities in more than one country. Foreign companies are those companies that conduct their business operations and activities outside of the United States. Due to investments in multinational or foreign companies, a fund may experience increased market, liquidity, currency, political, information and other risks. Issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. In the event of nationalization, expropriation or confiscation, a fund could lose its entire investment in foreign securities.

Some foreign securities are listed on a U.S. stock exchange or quoted market such as the New York Stock Exchange, American Stock Exchange, or National Association of Securities Dealers Automated Quotation. Unless otherwise noted, a fund may invest up to 10% of its total assets in equity and debt securities that are denominated in foreign currencies. SC AllianceBernstein International Value Fund and Sun Capital Global Real Estate Fund may invest without limit in foreign currency denominated securities. Sun Capital Money Market Fund cannot invest in foreign currency denominated securities.

Fixed income instruments - Fixed income instruments include U.S. government securities, corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored entities; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities. These securities may have many types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, payment-in-kind, and auction rate features. Fixed income securities may be of any maturity or duration.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates.  Real interest rates are tied to the relationship between nominal interest rates (i.e., current or non-inflation adjusted interest rates) and the rate of inflation, and generally equal to the nominal interest rate less the current rate of inflation.

More About The Funds’ Investments

Inflation-indexed securities, including TIPS, decline in value when real interest rates rise.  If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds.  When real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.  Short-term increases in inflation may lead to a decline in value.  Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in a fund’s gross income.  Due to original issue discount, a fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the fund to liquidate certain investments when it is not advantageous to do so.  Also, if the principal value of an inflation-
indexed bond is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

Credit quality - Securities are investment grade if they are rated in one of the four highest long-term rating categories of a nationally recognized statistical rating organization, have received a comparable short-term or other rating, or are unrated securities that the investment adviser or subadviser believes are of comparable quality. If a security receives different ratings from multiple rating organizations, a fund may treat the security as being rated the highest rating received. A fund may choose not to sell securities that are downgraded, after their purchase, below the fund’s minimum acceptable credit rating.

U.S. government securities - U.S. government securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. government agencies, instrumentalities, or sponsored enterprises. U.S. government securities may be supported by: (a) the full faith and credit of the U.S. Treasury; (b) the right of the issuer to borrow from the U.S. Treasury; (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer; or (d) only the credit of the issuer. U.S. government securities also include U.S. Treasury receipts, zero coupon bonds and other stripped U.S. government securities, where the interest and principal components of the stripped U.S. government securities are traded independently. U.S. government securities may also include U.S. Treasury inflation-protected securities, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. U.S. government securities are denominated in U.S. dollars.

Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.  In the case of U.S. Treasury inflation-indexed bonds, repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed.  For inflation-indexed bonds that do not provide a guarantee similar to that of U.S. Treasury inflation-indexed bonds, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Mortgage-related securities - Mortgage-related securities may be issued by private companies or by agencies of the U.S. government. Mortgage-related securities represent direct or indirect participations in, or are collateralized by the payables from, mortgage loans secured by real property. Mortgage-related securities include: mortgage pass-through securities, mortgage certificates, collateralized mortgage obligations, stripped mortgage-backed securities and mortgage dollar rolls.

Stripped mortgage-backed securities are structured derivative instruments representing an interest in a multi-class pool of mortgage-backed securities. A fund may use mortgage dollar rolls to finance the purchase of additional investments. In a dollar roll, a fund sells mortgage-backed securities and simultaneously contracts to repurchase substantially similar securities on a future date. Dollar rolls expose a fund to the risk that it will lose money if the additional investments do not produce enough income to cover the fund’s dollar roll obligations.

For mortgage derivatives and structured securities that have imbedded leverage features, small changes in interest or prepayment rates may cause large and sudden price movements. Mortgage derivatives can also become illiquid and hard to value in declining markets.

Mortgage-related securities are especially sensitive to prepayment and extension risk.

More About The Funds’ Investments

Emerging markets - Foreign investment risk may be particularly high to the extent that a fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political, and other risks different from, or greater than, the risks of investing in developed foreign countries.

Yankees - Yankees are foreign corporate debt securities, denominated in U.S. dollars and registered with the U.S. Securities and Exchange Commission for sale in the U.S.

High yield securities (junk bonds) - Unless otherwise noted, a fund will consider high yield securities (junk bonds) to be those securities rated below investment grade but rated at least Caa by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the subadviser to be of comparable quality. Those funds permitting investment in securities rated below Caa by Moody’s (or equivalently rated by S&P or Fitch, or, if unrated, determined by the fund’s subadviser to be of comparable quality) may experience the risks of investing in high yield securities to a greater extent, especially those associated with the illiquidity of high yield securities.

High yield securities involve greater volatility of price and risk of loss of principal and income. In addition, lower ratings reflect a greater possibility of an adverse change in financial condition affecting the ability of the issuer to make payments of interest and principal. The market price and liquidity of lower rated fixed income securities generally respond to short-term economic, corporate and market developments to a greater extent than do higher rated securities. These developments are perceived to have a more direct relationship to the ability of an issuer of lower rated securities to meet its ongoing debt obligations.

The market for high yield securities is not as liquid as the markets for higher rated securities. This means that it may be harder to buy and sell high yield securities, especially on short notice, and high yield securities may be more difficult for a fund to value accurately than higher rated securities. The market for high yield bonds could also be impacted by legal or tax changes.

Securities rated in the fourth highest category by the rating agencies are considered investment grade but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

Derivative contracts - Derivative contracts include futures and options on securities, securities indices, interest rates or currencies, or options on these futures. A derivative contract will obligate and/or entitle the fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, currency or index.

Unless otherwise indicated, a fund subject to a policy that requires it to invest at least 80% of its net assets in a particular type of securities may use derivatives to represent those securities, subject to the fund’s limitation on investments in derivatives.  If a fund does not either describe the use of derivatives or state a percentage limitation on the use of derivatives among its principal investments and strategies, the fund’s use of derivatives is not expected to be significant enough to be considered a principal strategy.

Where investing in individual bonds and sectors may not necessarily enable a fund to achieve its target duration or sector weighting, derivative contracts may be used to increase or decrease the fund’s exposure to a particular issuer or sector, or to increase the fund’s duration. Derivative contracts may also be used to manage interest rate risk associated with real estate and fixed income investments or to stay fully invested in stocks when a fund has a significant cash position.

Currency swaps and other currency derivatives may be used to hedge against the risk that the currency in which a fund’s foreign securities are denominated will decline in value against the U.S. dollar. However, a fund will probably not be able to achieve a perfect hedge because of unavoidable discrepancies between the fund’s foreign currency investments and its currency derivatives. As a result, such fund might perform less well than a fund that does not hedge against foreign currency risk.

More About The Funds’ Investments

Interest rate swaps may be used by a fund to shift investment exposure from one type of payment obligation to another. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a “notional principal amount,” in return for payments equal to a fixed rate times the same notional amount, for a specified period of time.

Credit default swaps generally oblige a protection “buyer” to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled.  Credit default swaps involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk.

Even a small investment in derivative contracts can have a large impact on a fund’s interest rate sensitivity and securities market exposure. Therefore, using derivatives can disproportionately increase fund losses and reduce opportunities for gains when interest rates or securities prices are changing. A fund may not fully benefit from or may lose money on derivatives if the adviser’s (or subadviser’s) expectations in using them prove incorrect or if changes in their value do not correspond accurately to changes in the value of the fund’s other portfolio holdings. Counterparties to “over-the-counter” derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund’s portfolio less liquid and harder to value, especially in declining markets.

Real estate companies - A fund may invest in a variety of types of real estate companies including real estate investment trusts (“REITs”) and other U.S. and foreign real estate companies. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real-estate related loans or interests. An equity REIT invests most of its assets directly in U.S. or foreign real property, receives most of its income from rents and may also realize gains by selling appreciated property. A mortgage REIT invests most of its assets in real estate mortgages and earns most of its income from interest payments. A real estate company is a company that earns at least 50% of its gross revenues or net profits from real estate activities or from products or services related to the real estate sector. Real estate activities include owning, developing, managing, or acting as a broker for real estate. Examples of related products and services include building supplies and mortgage servicing.

Many of the risks associated with investments in real estate companies are similar to those of direct ownership of real estate and the real estate industry in general.  For example, real estate companies may be adversely affected by property tax increases, zoning law changes and other governmental actions, environmental liabilities, natural disasters, or increased operating costs.  Real estate companies are also affected by general, national, regional and local economic conditions.

REITs are also subject to additional risks, such as:

•	A REIT may be unable to obtain financing to fund income and gain distributions required by federal tax law.
•	A REIT may fail to qualify for the federal tax exemption for distributed income.
•	Changes in federal tax law may adversely affect REITs, for example, by limiting their permissible businesses or investments.
•
Fund shareholders indirectly bear a proportionate share of the advisory fees and other operating expenses of REITs in the fund’s portfolio in addition to the advisory fees and other expenses of the fund.

Portfolio turnover - Although a fund’s adviser or subadviser may not consider the portfolio turnover rate a limiting factor in making investment decisions for a fund, a high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the fund and which would detract from the fund’s performance.

Borrowing - A fund may borrow up to one-third of total assets from banks or through reverse repurchase agreements. Borrowing could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements.

More About The Funds’ Investments

Illiquid securities – A fund may invest to a greater degree in securities that trade in lower volumes and may make investments that may be less liquid than other investments. Additionally, a fund may make investments that may become less liquid in response to market developments or adverse investor perceptions.

Defensive investing - A fund may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. To the extent that a fund might adopt a temporary defensive position, and over the course of its existence, the fund may not meet its stated investment goal.

Portfolio Holdings

The board of trustees has adopted a policy governing the disclosure of the funds’ portfolio holdings. More detailed information about this policy can be found in the Statement of Additional Information.

The Investment Adviser And Subadvisers
About the Adviser. Sun Capital Advisers LLC, One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, is the funds’ investment adviser.  The adviser provides the funds with investment research and portfolio management services and manages various aspects of the funds’ business affairs.  For a number of the funds, the Trust and the adviser have engaged a subadviser to provide portfolio management services to the fund, subject to the policies of the Trust’s board of trustees and the oversight and supervision of the adviser.  The adviser is an indirect, wholly-owned subsidiary of Sun Life Financial Inc. (“Sun Life Financial”).  Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the New York, Toronto and Philippine stock exchanges.

The Sun Life Financial group of companies provides a broad range of financial products and services to individuals and groups located in Canada, the United States, the United Kingdom, and the Asia Pacific Region.  The adviser has been providing investment advice and supervisory services to Sun Life Financial affiliates since 1997.  As of December 31, 2009, the adviser had total assets under management of approximately $50.1 billion.

Unlike elsewhere in the prospectus, the following section presents information about the funds in groupings depending on the structure of their management fee.  Specifically, the funds that pay the adviser a single unified management fee are set forth separately after all other funds.

With respect to the following fourteen funds, the adviser receives for its services a fee from each fund equal on an annual basis to a percentage of the fund’s average daily net assets.  The adviser employs an unaffiliated subadviser for each of these funds except Sun Capital Investment Grade Bond Fund, Sun Capital Money Market Fund and Sun Capital Global Real Estate Fund, which the adviser manages directly without the use of any subadviser. In the case of those funds managed by a subadviser, the adviser pays a subadvisory fee to the subadviser. No fund is responsible for paying a subadvisory fee directly.

Advisory Fees

Fund	Daily Rate Net Assets Schedule		Fees Paid for Fiscal Year Ending 12/31/09

SC Ibbotson Balanced Fund	All	0.125%	0.059%

SC Ibbotson Growth Fund	All	0.125%	0.044%

SC Ibbotson Moderate Fund	All	0.125%	0.040%

SC AllianceBernstein International Value Fund	All	0.63%	0.00%

SC Columbia Small Cap Value Fund	$0-$250 million over $250 million	0.90% 0.85%	0.50%

SC Davis Venture Value Fund	$0-$500 million	0.75%	0.72%
	over $500 million	0.70%

SC Invesco Small Cap Growth Fund	$0-$250 million over $250 million	0.95% 0.90%	0.00%

SC Oppenheimer Large Cap Core Fund	All	0.70%	0.46%

SC Oppenheimer Main Street Small Cap Fund	$0-$400 million	0.80%	0.59%
	$400-$800 million	0.75%
	over $800 million	0.70%

SC WMC Blue Chip Mid Cap Fund	$0-$300 million	0.80%	0.70%
	over $300 million	0.75%

SC WMC Large Cap Growth Fund	$0-$750 million	0.75%	0.51%
	over $750 million	0.70%

Sun Capital Investment Grade Bond Fund	All	0.60%	0.50%

Sun Capital Money Market Fund	All	0.50%	0.00%

Sun Capital Global Real Estate Fund	All	0.95%	0.88%

The Investment Adviser And Subadvisers

The adviser has contractually agreed to limit its management fee and to reimburse each fund’s nonmanagement expenses until at least April 30, 2011. In the case of SC AllianceBernstein International Value Fund and SC Oppenheimer Large Cap Core Fund, the adviser has contractually agreed to limit its management fee and to reimburse the fund’s nonmanagement expenses until at least the later of April 30, 2011 or two years from the date assets are transferred into the fund pursuant to an order issued by the Securities and Exchange Commission. A fund’s management fees and ordinary nonmanagement expenses will be capped on an annual basis to the percentages of the fund’s average daily net assets shown below. The expense limits do not apply to any extraordinary expenses or to any Acquired Fund Fees and Expenses that a fund incurs by investing in an underlying fund. As a result, a fund’s actual direct and indirect expenses may be higher than the expense limit shown below. To the extent that any fund’s total expense ratio with respect to Initial Class shares falls below its expense limit, the adviser reserves the right to be reimbursed for management fees waived and fund expenses paid by it during the prior two fiscal years. Because any such reimbursement is contractually limited to the amount of the expense cap, and thus will occur only to the extent that the total expense ratio falls below the expense limitation, in no event will any reimbursement to the adviser cause expenses of a fund to exceed the expense cap.

Expense Limit for Initial Class Shares

Fund	Expense Limit
SC Ibbotson Balanced Fund	0.20%
SC Ibbotson Growth Fund	0.20%
SC Ibbotson Moderate Fund	0.20%
SC AllianceBernstein International Value Fund	0.75%
SC Columbia Small Cap Value Fund	1.15%
SC Davis Venture Value Fund	0.90%
SC Invesco Small Cap Growth Fund	1.15%
SC Oppenheimer Large Cap Core Fund	0.90%
SC Oppenheimer Main Street Small Cap Fund	1.00%
SC WMC Blue Chip Mid Cap Fund	1.00%
SC WMC Large Cap Growth Fund	0.81%
Sun Capital Investment Grade Bond Fund	0.75%
Sun Capital Money Market Fund	0.50%
Sun Capital Global Real Estate Fund	1.10%

With respect to the following six funds, the adviser is responsible for arranging all the services necessary for the funds’ ordinary operations. The adviser acts as a liaison among the various service providers to the funds and the insurance company or companies to which the funds offer their shares. For its advisory services, administrative services and all other services necessary for the ordinary operations of each fund, the adviser receives a unified management fee from each fund equal on an annual basis to a percentage of the fund’s average daily net assets. Out of that fee, the adviser pays for all of the ordinary expenses of managing and operating the fund, which include custodial, transfer agency, portfolio accounting, auditing, pricing and appraisal, dividend disbursing and ordinary legal services to the Trust. The unified fee does not include brokerage commissions and spreads, any Rule 12b-1 fees or other class expenses, fees and expenses of the independent trustees, Acquired Fund Fees and Expenses, taxes and extraordinary expenses. The adviser employs an unaffiliated subadviser for each fund. The adviser pays a subadvisory fee to the subadviser. No fund is responsible for paying a subadvisory fee directly.

The Investment Adviser And Subadvisers

Unified Management Fees

Fund	Daily Net Assets	Unified Management Fee	Fees Paid for Fiscal Year Ending 12/31/09
SC Goldman Sachs Mid Cap Value Fund	All	1.05%	1.05%
SC Lord Abbett Growth & Income Fund	All	0.87%	0.86%
SC BlackRock Inflation Protected Bond Fund	All	0.65%	0.64%
SC Goldman Sachs Short Duration Fund	All	0.64%	0.64%
SC PIMCO High Yield Fund	All	0.74%	0.74%
SC PIMCO Total Return Fund	All	0.65%	0.64%

The adviser has contractually agreed to limit its unified management fee and to reimburse each fund’s nonmanagement expenses until at least April 30, 2011. In the case of SC BlackRock Inflation Protected Bond Fund and SC PIMCO Total Return Fund, the adviser has agreed to limit its unified management fee and to reimburse each fund’s nonmanagement expenses until at least the later of April 30, 2011 or two years from the date assets are transferred into the fund pursuant to an order issued by the Securities and Exchange Commission. A fund’s management fees and ordinary nonmanagement expenses will be capped on an annual basis to the percentages of the fund’s average daily net assets shown below. The expense limits do not apply to any extraordinary expenses or to any Acquired Fund Fees and Expenses that a fund incurs by investing in an underlying fund. As a result, a fund’s actual direct and indirect expenses may be higher than the expense limit shown below. To the extent that any fund’s total expense ratio with respect to Initial Class shares falls below its expense limit, the adviser reserves the right to be reimbursed for management fees waived and fund expenses paid by it during the prior two fiscal years. Because any such reimbursement is contractually limited to the amount of the expense cap, and thus will occur only to the extent that the total expense ratio falls below the expense limitation, in no event will any reimbursement to the adviser cause expenses of a fund to exceed the expense cap.

Expense Limit for Initial Class Shares

Fund	Expense Limit
SC Goldman Sachs Mid Cap Value Fund	1.07%
SC Lord Abbett Growth & Income Fund	0.87%
SC BlackRock Inflation Protected Bond Fund	0.65%
SC Goldman Sachs Short Duration Fund	0.65%
SC PIMCO High Yield Fund	0.75%
SC PIMCO Total Return Fund	0.65%

Sun Capital Advisers Trust (the “Trust”) and the adviser have received an exemptive order from the Securities and Exchange Commission permitting the adviser, subject to the approval of the Trust’s board of trustees, to select subadvisers to serve as portfolio managers of the funds or to materially modify an existing subadvisory contract without obtaining shareholder approval of a new or amended subadvisory contract. The adviser has ultimate responsibility to oversee and to recommend the hiring, termination and replacement of any subadviser.

A discussion regarding the factors considered by the trustees of the Trust in approving each fund’s investment advisory agreement is available in the fund’s annual report to shareholders for the period ended December 31, 2009.
The Investment Adviser And Subadvisers

About the Subadvisers.

Each subadviser discharges its responsibilities to the applicable fund subject to the policies of the board of trustees and the oversight and supervision of the adviser.

About AllianceBernstein L.P.

AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, NY 10105, serves as subadviser to the Trust’s SC AllianceBernstein International Value Fund. AllianceBernstein is a leading international investment adviser with assets under management, as of December 31, 2009, totaling approximately $496 billion (of which approximately $132 billion represented assets of investment companies).

About BlackRock Financial Management, Inc.

BlackRock Financial Management, Inc. (“BlackRock”), 40 E. 52nd Street, New York, NY 10022, serves as subadviser to the Trust’s SC BlackRock Inflation Protected Bond Fund. BlackRock is an affiliate of BlackRock Advisors, LLC, a wholly owned subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with approximately $3.35 trillion of assets under management as of December 31, 2009. BlackRock, Inc. is an affiliate of PNC Financial Service Group, Inc. BlackRock has been an investment adviser since 1994.

About Columbia Management Investment Advisers, LLC

Columbia Management Investment Advisers, LLC (“CMIA”) (formerly known as RiverSource Investments, LLC),  100 Federal Street, Boston, MA 02110, serves as subadviser to the Trust’s SC Columbia Small Cap Value Fund. CMIA acts as investment manager for individuals, corporations, private investment companies and financial institutions.  CMIA is registered as an investment adviser with the Securities and Exchange Commission and is an indirect, wholly-owned subsidiary of Ameriprise Financial, Inc.

About Davis Selected Advisers, L.P.

Davis Selected Advisers, L.P. (“Davis Advisors”), 2949 East Elvira Road, Suite 101, Tucson, Arizona 85756, serves as the subadviser to SC Davis Venture Value Fund. Davis Advisors is a professional investment management firm which provides investment services to mutual funds, employee benefit plans and other institutions and individuals. Davis Advisors is a limited partnership and Davis Investments, LLC, is its sole general partner. Christopher Davis is the sole member of the general partner. As of December 31, 2009, Davis Advisors had discretionary investment authority with respect to approximately $73 billion in client assets.

About Goldman Sachs Asset Management, L.P.

Goldman Sachs Asset Management, L.P. (“GSAM”), 200 West Street, New York, New York 10282-2198, serves as subadviser to SC Goldman Sachs Mid Cap Value Fund and SC Goldman Sachs Short Duration Fund. GSAM has been a registered investment adviser with the SEC since 1990 and is an affiliate of Goldman, Sachs & Co. As of December 31, 2009, GSAM reported total assets under management of $753.4 billion, which includes seed capital and excludes assets under supervision.

About Ibbotson Associates, Inc.

Ibbotson Associates, Inc. (“Ibbotson”), 22 W. Washington Street, Chicago, Illinois 60602, serves as subadviser to the Trust’s SC Ibbotson Moderate Fund, SC Ibbotson Balanced Fund and SC Ibbotson Growth Fund. Ibbotson is a registered investment adviser and wholly owned subsidiary of Morningstar, Inc. As of December 31, 2009, Ibbotson had assets under management of approximately $17.7 billion.

The Investment Adviser And Subadvisers

About Invesco Advisers, Inc.

Invesco Advisers, Inc. (“Invesco”), 1555 Peachtree St., NE, Atlanta, Georgia 30309, serves as subadviser to the Trust’s SC Invesco Small Cap Growth Fund. Effective December 31, 2009, Invesco Aim Capital Management, Inc. (“Invesco Aim”), merged into Invesco Institutional (N.A.), Inc. as part of an internal reorganization of the investment adviser subsidiaries of Invesco Ltd.  Invesco Institutional (N.A.), Inc. then changed its name to Invesco Advisers, Inc.  The internal reorganization did not result in a change of actual control or management of the subadviser, and Invesco will provide substantially the same services as was provided by Invesco Aim.

Invesco, as successor in interest to multiple investment advisers, has been an investment adviser since 1976, is an indirect, wholly owned subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis. As of December 31, 2009, Invesco Ltd. had assets under management of approximately $423.1 billion.

About Lord, Abbett & Co. LLC

Lord, Abbett & Co. LLC (“Lord Abbett”), 90 Hudson Street, Jersey City, New Jersey 07302, serves as the subadviser to SC Lord Abbett Growth & Income Fund. Founded in 1929, Lord Abbett is an independent investment management firm with assets under management of approximately $88.8 billion in 53 mutual fund portfolios and other advisory accounts as of December 31, 2009.

About OppenheimerFunds, Inc. and OFI Institutional Asset Management, Inc.

OppenheimerFunds, Inc. (“OppenheimerFunds”), Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008, serves as subadviser to SC Oppenheimer Main Street Small Cap Fund and SC Oppenheimer Large Cap Core Fund. OppenheimerFunds has been an investment adviser since 1960. As of December 31, 2009, OppenheimerFunds had assets under management of approximately $160 billion.

OFI Institutional Asset Management, Inc. (“OFI Institutional”), Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York, 10281-1008, a wholly-owned subsidiary of OppenheimerFunds, serves as sub-subadviser to OppenheimerFunds on behalf of SC Oppenheimer Large Cap Core Fund. OFI Institutional has been an investment adviser since 2001.

About Pacific Investment Management Company LLC

Pacific Investment Management Company LLC (“PIMCO”), 840 Newport Center Drive, Newport Beach, California 92660, serves as subadviser to SC PIMCO High Yield Fund and SC PIMCO Total Return Fund. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of December 31, 2009, PIMCO had approximately $1,000.1 billion in assets under management.

About Wellington Management Company, LLP

Wellington Management Company, LLP (“Wellington Management”), a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109, serves as the subadviser to SC WMC Blue Chip Mid Cap Fund and SC WMC Large Cap Growth Fund. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of December 31, 2009, Wellington Management had investment management authority with respect to approximately $537 billion* in assets.

* The firm-wide asset totals do not include agency mortgage-backed security pass-through accounts managed for the Federal Reserve.

The Investment Adviser And Subadvisers

About the Portfolio Managers. The adviser and subadvisers have selected the following persons to manage the investments for the funds.

Fund	Fund Manager(s)	Manager since	Positions during past five years

SC Ibbotson Balanced Fund, SC Ibbotson Growth Fund and SC Ibbotson Moderate Fund (Jointly managed)	Peng Chen, Ph.D	2008	President, Ibbotson, since 1997.
	Scott Wentsel	2008	Vice President and Senior Portfolio Manager, Ibbotson, since 2005. Executive director at Morgan Stanley (2000-2005).
	John Thompson	2008	Vice President, Portfolio Manager and Director of Global Investment Services, Ibbotson, since 2000.
	Cindy Galiano	2008	Portfolio Manager, Ibbotson, since 2006. Vice President and analyst with Northern Trust Corporation (2000-2006).

SC AllianceBernstein International Value Fund (Jointly managed)	Sharon E. Fay	2008
Executive Vice President and Head of Bernstein Value Equities (since 2009), CIO Global Value Equities (since 2003), CIO of UK and European Value Equities (2000-2006), and Chair of Global Value Investment Policy Group (since 2003) at AllianceBernstein.

	Kevin F. Simms	2008	Senior Vice President (since 2000), Co-CIO of International Value Equities (since 2003), and Director of Research for International Value and Global Value Equities (since 2000) at AllianceBernstein.
	Henry S. D’Auria	2008	Senior Vice President (since 2000), CIO of Emerging Markets Value Equities (since 2002), and Co-CIO of International Value Equities (since 2003) at AllianceBernstein.
	Eric J. Franco	2009	Senior Portfolio Manager for International and Global Value Equities (since 1998).

SC Columbia Small Cap Value Fund (Jointly managed)	Stephen D. Barbaro, CFA	2010	Senior Portfolio Manager of CMIA. Prior to joining CMIA in 2010, Mr. Barbaro was associated with Columbia Management Advisors, LLC or its predecessor firms since 1976.
	Jeremy H. Javidi, CFA	2010	Senior Portfolio Manager of CMIA. Prior to joining CMIA in 2010, Mr. Javidi was associated with Columbia Management Advisors, LLC or its predecessor firms since 2000.
The Investment Adviser And Subadvisers

Fund	Fund Manager(s)	Manager since	Positions during past five years

SC Davis Venture Value Fund (Jointly managed)	Christopher C. Davis	2000	Chairman, Davis Advisors since 2001. Portfolio Manager for Davis Advisors since 1995.
	Kenneth C. Feinberg	2000	Portfolio Manager, Davis Advisors, since 1998.

SC Goldman Sachs Mid Cap Value Fund (Managed using a team-based approach. Mr. Alford, Ms. Domotorffy and Mr. Fallon share oversight responsibility for the computer optimized portfolio management process.)	Andrew Alford, PhD	2008
Managing Director.  Joined the Quantitative Investment Strategies (“QIS”) group as a researcher in 1998 and has since taken on portfolio management responsibilities for the group’s long-only and long/short products.

	Katinka Domotorffy, CFA	2009	Managing Director. CIO and Head of QIS (since 2009). Joined QIS in 1998 and was most recently head of strategy, senior portfolio manager and researcher for the global macro/fixed income teams.
	William J. Fallon, PhD	2010	Managing Director. Co-CIO of QIS Alpha Strategies and Head of Research. Joined QIS in 1998.

SC Invesco Small Cap Growth Fund (Jointly managed)	Juliet Ellis (Lead Manager)	2008	Senior Portfolio Manager, Invesco, since 2004.
	Juan Hartsfield	2008	Portfolio Manager, Invesco, since 2004.
	Clay Manley	2008	Portfolio Manager, Invesco, since 2008. Equity Analyst at Invesco (2002-2008).

SC Lord Abbett Growth & Income Fund (Managed by a team. Mr. Salzmann and Mr. Sachs are jointly and primarily responsible for the day-to-day management of the fund.)	Eli M. Salzmann	2008	Partner (since 2000) and Director (since 1997) at Lord Abbett.
	Lawrence D. Sachs	2009	Partner and Portfolio Manager at Lord Abbett since 2001.

SC Oppenheimer Large Cap Core Fund	Dave Schmidt, CFA	2008	Vice President and Portfolio Manager of OFI Institutional since July 2004.

The Investment Adviser And Subadvisers

Fund	Fund Manager(s)	Manager since	Positions during past five years

SC Oppenheimer Main Street Small Cap Fund (Jointly managed)	Matthew P. Ziehl, CFA (Lead Manager)	2009
Vice President and Portfolio Manager of OppenheimerFunds since 2009. Prior to that, Portfolio Manager at RS Investment Management Co. LLC from 2006 to 2009. Prior to that, Managing Director at Guardian Life Insurance Company from 2001 to 2006.

	Raman Vardharaj, CFA	2009
Vice President and Portfolio Manager of OppenheimerFunds since 2009. Prior to that, Senior Quantitative Analyst at RS Investment Management Co. LLC from 2006 to 2009. Prior to that, Quantitative Analyst at Guardian Life Insurance Company from 1998 to 2006.

SC WMC Blue Chip Mid Cap Fund	Phillip H. Perelmuter	1999	Senior Vice President and Equity Portfolio Manager of Wellington Management. Joined Wellington Management as an investment professional in 1995.

SC WMC Large Cap Growth Fund	Paul E. Marrkand, CFA	2008
Senior Vice President and Equity Portfolio Manager of Wellington Management.  Joined Wellington Management as an investment professional in 2005. Prior to that, he was an investment professional at Putnam Investments (1987-2005).

Sun Capital Investment Grade Bond Fund	Evan S. Moskovit, CFA (Lead Manager; Corporate/Strategy Specialist)	2002	Senior Managing Director, Sun Capital Advisers LLC, since 2002. Joined Sun Life Financial in 1997.
	Michael A. Savage, CFA (Structured Products Specialist)	2002	Managing Director, Sun Capital Advisers LLC, since 2002. Joined Sun Life Financial in 1993.

SC BlackRock Inflation Protected Bond Fund (Jointly managed)	Stuart Spodek	2008
Managing Director, BlackRock, since 2002. Co-Head of US Fixed Income within Fixed Income Portfolio Management Group (since 2007), Portfolio Manager (since 1995), and Analyst (since 1993) at BlackRock Advisors, LLC.

The Investment Adviser And Subadvisers

Fund	Fund Manager(s)	Manager since	Positions during past five years

	Brian Weinstein	2008
Managing Director, BlackRock, since 2007. Co-Portfolio Manager, BlackRock, since 2005. Member of Portfolio Management Group at BlackRock Advisors, LLC (since 2002). Member of Portfolio Analytics Group at BlackRock Advisors, LLC (2000-2002).

SC Goldman Sachs Short Duration Fund	James P. McCarthy	2008	Managing Director (since 2002) and Co-Head of Global Liquidity Management (since 2002) at GSAM.
	David Fishman	2009	Managing Director (since 2001) and Co-Head of Global Liquidity Management (since 2002) at GSAM.

SC PIMCO High Yield Fund	Andrew Jessop	2010
Executive Vice President and Portfolio Manager of PIMCO since 2009. Prior to that, he was Managing Director, Portfolio Manager and Co-Head of the high yield group at Goldman Sachs Asset Management, L.P. (1997-2009).

SC PIMCO Total Return Fund	William H. Gross	2008	Managing Director, Co-CIO and founding partner of PIMCO. Joined PIMCO in 1971.

Sun Capital Global Real Estate Fund (Jointly managed among all three managers)	Thomas V. Pedulla (Specializes in Direct Real Estate Investment Strategy)	1998	Senior Managing Director, Sun Capital Advisers LLC, since 2000. Joined Sun Life Financial in 1991.
	Leo D. Saraceno, CFA (Specializes in REIT Investments)	2003	Senior Managing Director, Sun Capital Advisers LLC, since 2001. Joined Sun Life Financial in 1986.
	Richard R. Gable, CFA (Specializes in REIT Investments)	2001	Managing Director, Sun Capital Advisers LLC, since 2006. Joined Sun Life Financial in 1998.

The Statement of Additional Information provides additional information about the fund managers’ compensation, other accounts managed by the fund managers and the fund managers’ ownership of shares of the fund(s) they manage that are offered through variable annuities or variable life insurance products.

Purchase And Redemption And Other Information

Buying and Redeeming Initial Class Shares. Each fund sells its Initial Class shares at net asset value (“NAV”) directly to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts and to other funds. Each fund may suspend the offer of its shares and reserves the right to reject any specific purchase order. A fund may refuse a purchase order if, in the adviser’s opinion, the order is of a size that would disrupt the management of the fund.

Variable contract owners will receive the NAV next calculated after the insurance company receives their orders, provided the insurance company transmits the orders timely to the fund. Insurance company separate accounts that accept orders from contract owners to purchase and redeem Initial Class shares before the close of regular trading on the New York Stock Exchange (the “Exchange”) will receive that day’s NAV (which will be calculated as of the close of regular trading on the Exchange), provided that the insurance company transmits the orders to the fund prior to the opening of trading on the Exchange on the next business day. If the fund receives orders after the Exchange opens, those orders will receive the next business day’s NAV.

Each fund redeems its shares on any business day. Normally, a fund forwards redemption proceeds by bank wire to the redeeming insurance company on the next business day after redemption instructions are received. Under unusual circumstances, a fund may suspend redemptions or postpone payment for up to seven (7) days or, as permitted by federal securities laws, longer.

Excessive and Short-term Trading. The Trust’s board of trustees has adopted policies and procedures with respect to excessive and short-term trading of shares by contract owners. The funds discourage excessive and short-term trading, which can disrupt portfolio management strategies and increase fund operating expenses. Each fund sells its shares to insurance company separate accounts for the purpose of funding variable annuity or variable life insurance contracts. As a result, the funds’ ability to monitor trading activity by the owners of such contracts is limited and, therefore, trading patterns representing excessive trading practices by contract owners may not be detected by the funds. However, the funds have entered into an information sharing agreement with each insurance company, which requires the insurance company to provide certain information regarding underlying shareholders. The funds’ policies provide that a fund may reject a purchase order if, in the adviser’s opinion, the order is of a size that would disrupt the management of the fund or otherwise represents excessive or short-term trading. If the Trust determines that purchase and redemption activity in a fund indicate potential excessive trading activity, the Trust will communicate with the relevant insurance companies to determine, on a case-by-case basis, whether action is necessary, such as rejecting purchase orders from certain contract owners. These measures may not be applied uniformly but will be imposed as the Trust and the relevant insurance company consider appropriate. Different insurance companies or different products offered by the same insurance company may have different policies regarding excessive trading. To the extent that such policies are not uniform, or are not applied uniformly, the funds and the contract owners bear the risk that excessive trading by some contract owners may not be curtailed. In addition, the terms of a particular insurance contract may also limit the insurance company’s ability to address excessive trading. For specific information about the purchase, redemption and transfer limitation policies that apply to a particular variable annuity or variable life insurance contract, contract owners should review the separate account prospectus prepared by the insurance company for their contracts.

The Trust’s reliance on data provided pursuant to any information sharing agreement and on insurance companies to detect and curtail excessive trading activity presents the risk that some contract owners may engage in this activity and that other contract owners will be adversely affected by it. To the extent that a fund is unable to detect or curtail excessive and short-term trading, such trading may interfere with efficient management of the fund’s portfolio, and may require the fund to take other steps, such as maintaining cash balances, using its line of credit and effecting portfolio transactions, in each case, to a greater degree than it otherwise would. These activities could increase the fund’s operating costs and decrease its investment performance.

Small cap and high yield securities (junk bonds) may not trade every day or may not trade frequently through a trading day. To the extent that SC Columbia Small Cap Value Fund, SC Invesco Small Cap Growth Fund and SC Oppenheimer Main Street Small Cap Fund invest primarily in small cap securities and to the extent that SC PIMCO High Yield Fund invests primarily in below investment grade, high yield securities, these funds may be more susceptible to a short-term trading strategy reflecting an investor’s belief that the values of the fund’s portfolio securities, as reflected by the fund’s net asset value on any given day, do not fully reflect the then current fair market value of such securities.

Purchase And Redemption And Other Information

Automatic Transactions. Purchases and redemptions arising out of an automatic transaction under an insurance contract are effected when received by the insurance company in the manner described above. Automatic transactions include investment of net premiums, payment of death benefits, deduction of fees and charges, transfers, surrenders, loans, loan repayments, deductions of interest on loans, lapses, reinstatements, and similar automatic transactions.

Valuation of Shares. Each fund offers its shares at the NAV per Initial Class share of the fund. Each fund calculates its NAV once daily as of the close of regular trading on the Exchange (generally at 4:00 p.m., Eastern time) on each day the Exchange is open. If the Exchange closes early, the funds will accelerate the determination of NAV to the closing time. On any day an international market is closed and the Exchange is open, a fund will normally value its foreign securities, if any, at the prior day’s close with the current day’s exchange rate.

Each fund values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. Because international markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a fund could change on days when an insurance company cannot buy or sell shares of the fund. A fund may value securities at fair value when market quotations are not readily available or the adviser believes that available market quotations do not reasonably represent the securities’ actual value. Fair value is determined by the fund in good faith according to procedures adopted by the board of trustees. A fund that uses fair value to price securities may value those securities higher or lower than another fund that uses market quotations to price the same securities.

Dividends and Distributions. Each fund intends to distribute all or substantially all of its net realized capital gains, if any, and net investment income for each taxable year. Sun Capital Money Market Fund, Sun Capital Investment Grade Bond Fund, SC BlackRock Inflation Protected Bond Fund, SC Goldman Sachs Short Duration Fund, SC PIMCO High Yield Fund and SC PIMCO Total Return Fund declare dividends from net investment income daily and pay dividends monthly. All other funds declare and pay dividends from net investment income at least annually. Each fund distributes its net realized capital gains, if any, at least annually. The funds expect that an insurance company holding shares on behalf of a contract owner will elect to reinvest dividends and capital gains in additional shares of the fund that paid them. Shares purchased become entitled to dividends as of the first business day following the date of investment.

Taxes. Shares of the funds are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

Each fund is treated as a separate entity for U.S. federal income tax purposes. Each fund has elected or intends to elect to be treated and to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a regulated investment company, each fund must satisfy federal tax requirements relating to the sources of its income, diversification of its assets, and distribution of its income to shareholders. If a fund meets these requirements, it will not be subject to U.S. federal income tax on any net investment income and net capital gains it distributes to shareholders.

Each fund also intends to comply with certain additional diversification requirements relating to the tax-deferred status of variable contracts issued by insurance company separate accounts. More specific information on these diversification requirements is contained in the prospectus for the variable contracts and in the funds’ Statement of Additional Information.

A fund’s failure to comply with these requirements could cause the holder of a variable contract based on a separate account that invested in whole or in part in that fund to be subject to current taxation of all income accrued on the contract for the current and all prior taxable years, unless the Internal Revenue Service permits correction of the failure, which cannot be assured.

Special Considerations for Variable Products Funds

Investments by Variable Product Separate Accounts in Shares of the Funds. Each fund will sell its shares to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts. The variable contracts may or may not offer all the funds described in this prospectus as investment options.

Conflicts Between Fund Investors. The interests of owners of different variable contracts investing in a fund could conflict due to differences of tax treatment and other considerations. The Trust currently does not foresee any disadvantages to investors arising from the fact that each fund may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life contracts. Nevertheless, the board of trustees will monitor events to seek to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more funds and shares of another fund may be substituted. In addition, the sale of shares may be suspended or terminated if required by law or regulatory authority or if it is in the best interests of the fund’s shareholders.

Financial Highlights

The financial highlights tables are intended to help you understand the performance of the Initial Class shares of each fund for the periods indicated. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following table is included in the annual report (available upon request) along with the funds’ financial statements and the report of the funds’ independent registered public accounting firm. The funds’ financial statements were audited by Deloitte & Touche LLP, an independent registered public accounting firm. Insurance company separate account contract expenses are not reflected in these tables. Had such expenses been added, the performance figures would have been lower.

Selected data for a share outstanding throughout each period:

	SC Ibbotson Balanced Fund Initial Class Shares
	Years Ended December 31,
	2009__	2008*__

Net Asset Value, Beginning of Period………………………………………………….	$ 9.07	$ 10.00
	___________________________	___________________________

Income (Loss) from Investment Operations:
Net investment income (loss) (e)…………………………………………………...	0.20†	0.02
Net realized and unrealized gain (loss) on investments…………………………….	1.97	(0.95)(c)
	___________________________	___________________________

Total from Investment Operations………………………………………………….	2.17	(0.93)
	___________________________	___________________________

Less Distributions from:
Net investment income……………………………………………………………..	(0.03)	—
Net realized gain on investments…………………………………………………...	(0.00)(h)	—
	___________________________	___________________________

Total distributions…………………………………………………………………..	(0.03)	—
	___________________________	___________________________

Net Asset Value, End of Period…………………………………………………………	$ 11.21	$ 9.07
	___________________________	___________________________
	___________________________	___________________________

Total Return (b)………………………………………………………………………….	23.91%	(9.30)%
	___________________________	___________________________
	___________________________	___________________________

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)………………………………………………………...	$ 442	$ 56
Ratios to average net assets:
Net expenses (a)(d)(e)(f)…………………………………………………………...	0.20%	0.20%
Gross expenses (a)(e)(f)……………………………………………………………	0.28%	16.72%
Net investment income (loss) (a)(d)(e)(f)………………………………………….	1.95%	0.88%
Portfolio turnover rate (g)………………………………………………………………...	14%	0%
____________________
*	For the period from October 1, 2008 (Commencement of Operations – Initial Class Shares) through December 31, 2008.
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)
Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(c)
The amount shown for a share outstanding does not correspond with the net realized and unrealized gain (loss) on investments for the period due to timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the fund.

(d)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(e)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Does not include the portfolio turnover activity of the underlying funds in which the fund invests.
(h)	Amount is less than $0.005.

Financial Highlights (continued)

Selected data for a share outstanding throughout each period:

	SC Ibbotson Growth Fund Initial Class Shares
	Years Ended December 31,
	2009__	2008*__

Net Asset Value, Beginning of Period………………………………………………….	$ 8.87	$ 10.00
	___________________________	___________________________

Income (Loss) from Investment Operations:
Net investment income (loss) (e)…………………………………………………...	0.06†	0.02
Net realized and unrealized gain (loss) on investments…………………………….	2.35	(1.15)(c)
	___________________________	___________________________

Total from Investment Operations………………………………………………….	2.41	(1.13)
	___________________________	___________________________

Less Distributions from:
Net investment income……………………………………………………………..	(0.03)	—
Net realized gain on investments…………………………………………………...	(0.00)(h)	—
	___________________________	___________________________

Total distributions…………………………………………………………………..	(0.03)	—
	___________________________	___________________________

Net Asset Value, End of Period…………………………………………………………	$ 11.25	$ 8.87
	___________________________	___________________________
	___________________________	___________________________

Total Return (b)………………………………………………………………………….	27.17%	(11.30)%
	___________________________	___________________________
	___________________________	___________________________

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)………………………………………………………...	$ 292	$ 92
Ratios to average net assets:
Net expenses (a)(d)(e)(f)…………………………………………………………...	0.20%	0.20%
Gross expenses (a)(e)(f)……………………………………………………………	0.30%	14.32%
Net investment income (loss) (a)(d)(e)(f)………………………………………….	0.61%	1.20%
Portfolio turnover rate (g)………………………………………………………………...	16%	7%
____________________
*	For the period from October 1, 2008 (Commencement of Operations – Initial Class Shares) through December 31, 2008.
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)
Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(c)
The amount shown for a share outstanding does not correspond with the net realized and unrealized gain (loss) on investments for the period due to timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the fund.

(d)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(e)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Does not include the portfolio turnover activity of the underlying funds in which the fund invests.
(h)	Amount is less than $0.005.

Financial Highlights (continued)

Selected data for a share outstanding throughout each period:

	SC Ibbotson Moderate Fund Initial Class Shares
	Years Ended December 31,
	2009__	2008*__

Net Asset Value, Beginning of Period………………………………………………….	$ 9.19	$ 10.00
	___________________________	___________________________

Income (Loss) from Investment Operations:
Net investment income (loss) (e)…………………………………………………...	0.33†	0.03
Net realized and unrealized gain (loss) on investments…………………………….	1.45	(0.84)(c)
	___________________________	___________________________

Total from Investment Operations………………………………………………….	1.78	(0.81)
	___________________________	___________________________

Less Distributions from:
Net investment income……………………………………………………………..	(0.03)	—
Net realized gain on investments…………………………………………………...	(0.00)(h)	—
	___________________________	___________________________

Total distributions…………………………………………………………………..	(0.03)	—
	___________________________	___________________________

Net Asset Value, End of Period…………………………………………………………	$ 10.94	$ 9.19
	___________________________	___________________________
	___________________________	___________________________

Total Return (b)………………………………………………………………………….	19.37%	(8.10)%
	___________________________	___________________________
	___________________________	___________________________

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)………………………………………………………...	$ 1,708	$ 46
Ratios to average net assets:
Net expenses (a)(d)(e)(f)…………………………………………………………...	0.20%	0.20%
Gross expenses (a)(e)(f)……………………………………………………………	0.26%	17.09%
Net investment income (loss) (a)(d)(e)(f)………………………………………….	3.15%	1.15%
Portfolio turnover rate (g)………………………………………………………………...	12%	1%
____________________
*	For the period from October 1, 2008 (Commencement of Operations – Initial Class Shares) through December 31, 2008.
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)
Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(c)
The amount shown for a share outstanding does not correspond with the net realized and unrealized gain (loss) on investments for the period due to timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the fund.

(d)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(e)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Does not include the portfolio turnover activity of the underlying funds in which the fund invests.
(h)	Amount is less than $0.005.

Financial Highlights (continued)

Selected data for a share outstanding throughout each period:

	SC AllianceBernstein International Value Fund Initial Class Shares
	Years Ended December 31,
	2009__	2008*__

Net Asset Value, Beginning of Period………………………………………………….	$ 7.92	$ 10.00
	___________________________	___________________________

Income (Loss) from Investment Operations:
Net investment income (loss) (d)…………………………………………………...	0.22†	0.01
Net realized and unrealized gain (loss) on investments…………………………….	2.13	(2.07)
	___________________________	___________________________

Total from Investment Operations………………………………………………….	2.35	(2.06)
	___________________________	___________________________

Less Distributions from:
Net investment income……………………………………………………………..	(0.22)	(0.02)
Net realized gain on investments…………………………………………………...	(0.23)	—
	___________________________	___________________________

Total distributions…………………………………………………………………..	(0.45)	(0.02)
	___________________________	___________________________

Net Asset Value, End of Period…………………………………………………………	$ 9.82	$ 7.92
	___________________________	___________________________
	___________________________	___________________________

Total Return (b)………………………………………………………………………….	29.71%	(20.64)%
	___________________________	___________________________
	___________________________	___________________________

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)………………………………………………………...	$ 55,746	$ 9,763
Ratios to average net assets:
Net expenses (a)(c)(d)……………………………………………………………...	0.75%	0.75%
Gross expenses (a)(d)………………………………………………………………	1.38%	6.64%
Net investment income (loss) (a)(c)(d)…………………………………………….	2.47%	1.18%
Portfolio turnover rate…..………………………………………………………………...	49%	7%
____________________
*	For the period from October 1, 2008 (Commencement of Operations – Initial Class Shares) through December 31, 2008.
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)
Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.

Financial Highlights (continued)

Selected data for a share outstanding throughout each period:

	SC Columbia Small Cap Value Fund Initial Class Shares
	Years Ended December 31,
	2009__	2008*__

Net Asset Value, Beginning of Period………………………………………………….	$ 7.97	$ 10.00
	___________________________	___________________________

Income (Loss) from Investment Operations:
Net investment income (loss) (d)…………………………………………………...	0.06†	0.01
Net realized and unrealized gain (loss) on investments…………………………….	2.38	(2.03)
	___________________________	___________________________

Total from Investment Operations………………………………………………….	2.44	(2.02)
	___________________________	___________________________

Less Distributions from:
Net investment income……………………………………………………………..	(0.05)	(0.01)
Net realized gain on investments…………………………………………………...	(0.28)	—
	___________________________	___________________________

Total distributions…………………………………………………………………..	(0.33)	(0.01)
	___________________________	___________________________

Net Asset Value, End of Period…………………………………………………………	$ 10.08	$ 7.97
	___________________________	___________________________
	___________________________	___________________________

Total Return (b)………………………………………………………………………….	30.52%	(20.15)%
	___________________________	___________________________
	___________________________	___________________________

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)………………………………………………………...	$ 33,674	$ 4,316
Ratios to average net assets:
Net expenses (a)(c)(d)……………………………………………………………...	1.15%	1.15%
Gross expenses (a)(d)………………………………………………………………	1.54%	8.84%
Net investment income (loss) (a)(c)(d)…………………………………………….	0.65%	1.18%
Portfolio turnover rate…..………………………………………………………………...	110%	28%
____________________
*	For the period from October 1, 2008 (Commencement of Operations – Initial Class Shares) through December 31, 2008.
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)
Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.

Financial Highlights (continued)

Selected data for a share outstanding throughout each period:

	SC Davis Venture Value Fund Initial Class Shares
	Years Ended December 31,
	2009__	2008__	2007__	2006__	2005__

Net Asset Value, Beginning of Period…………………………..	$ 8.34	$ 13.65	$ 13.17	$ 11.56	$ 10.61
	___________________________	___________________________	___________________________	___________________________	___________________________

Income (Loss) from Investment Operations:
Net investment income (loss) (c)……………………………	0.06†	0.10	0.17	0.09	0.09
Net realized and unrealized gain (loss) on investments…….	2.39	(5.21)	0.39	1.61	0.94
	___________________________	___________________________	___________________________	___________________________	___________________________

Total from Investment Operations………………………….	2.45	(5.11)	0.56	1.70	1.03
	___________________________	___________________________	___________________________	___________________________	___________________________

Less Distributions from:
Net investment income……………………………………...	(0.04)	(0.09)	(0.08)	(0.09)	(0.08)
Net realized gain on investments……………………………	—	(0.11)	—	—	—
	___________________________	___________________________	___________________________	___________________________	___________________________

Total distributions…………………………………………..	(0.04)	(0.20)	(0.08)	(0.09)	(0.08)
	___________________________	___________________________	___________________________	___________________________	___________________________

Net Asset Value, End of Period…………………………………	$ 10.75	$ 8.34	$ 13.65	$ 13.17	$ 11.56
	___________________________	___________________________	___________________________	___________________________	___________________________
	___________________________	___________________________	___________________________	___________________________	___________________________

Total Return (a)………………………………………………….	29.39%	(37.81)%	4.23%	14.77%	9.73%
	___________________________	___________________________	___________________________	___________________________	___________________________
	___________________________	___________________________	___________________________	___________________________	___________________________

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)…………………………………	$ 147,350	$ 31,868	$ 52,861	$ 61,438	$ 54,216
Ratios to average net assets:
Net expenses (b)(c)………………………………………….	0.90%	0.90%	0.90%	0.90%	0.90%
Gross expenses (c)…………………………………………..	0.93%	1.11%	1.11%	1.16%	1.13%
Net investment income (loss) (b)(c)…………….…………..	0.62%	0.86%	1.06%	0.74%	0.81%
Portfolio turnover rate…….……………………………………….	17%	19%	10%	16%	15%
____________________
†	Based on average shares outstanding during the period.
(a)
Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

(b)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(c)	Does not include any insurance charges imposed in connection with your variable insurance contract.

Financial Highlights (continued)

Selected data for a share outstanding throughout each period:

	SC Goldman Sachs Mid Cap Value Fund Initial Class Shares
	Years Ended December 31,
	2009__	2008*__

Net Asset Value, Beginning of Period………………………………………………….	$ 6.93	$ 10.00
	___________________________	___________________________

Income (Loss) from Investment Operations:
Net investment income (loss) (d)…………………………………………………...	0.11†	0.05
Net realized and unrealized gain (loss) on investments…………………………….	1.68	(3.06)
	___________________________	___________________________

Total from Investment Operations………………………………………………….	1.79	(3.01)
	___________________________	___________________________

Less Distributions from:
Net investment income……………………………………………………………..	(0.08)	(0.06)
Net realized gain on investments…………………………………………………...	(0.71)	—
	___________________________	___________________________

Total distributions…………………………………………………………………..	(0.79)	(0.06)
	___________________________	___________________________

Net Asset Value, End of Period…………………………………………………………	$ 7.93	$ 6.93
	___________________________	___________________________
	___________________________	___________________________

Total Return (b)………………………………………………………………………….	25.68%	(30.07)%
	___________________________	___________________________
	___________________________	___________________________

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)………………………………………………………...	$ 190,461	$ 6,496
Ratios to average net assets:
Net expenses (a)(c)(d)……………………………………………………………...	1.06%	1.07%
Gross expenses (a)(d)………………………………………………………………	1.06%	1.08%
Net investment income (loss) (a)(c)(d)…………………………………………….	1.45%	2.10%
Portfolio turnover rate…..………………………………………………………………...	159%	90%
____________________
*	For the period from March 7, 2008 (Commencement of Operations – Initial Class Shares) through December 31, 2008.
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)
Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.

Financial Highlights (continued)

Selected data for a share outstanding throughout each period:

	SC Invesco Small Cap Growth Fund Initial Class Shares
	Years Ended December 31,
	2009__	2008*__

Net Asset Value, Beginning of Period………………………………………………….	$ 7.51	$ 10.00
	___________________________	___________________________

Income (Loss) from Investment Operations:
Net investment income (loss) (d)…………………………………………………...	(0.02)†	(0.00)(e)
Net realized and unrealized gain (loss) on investments…………………………….	2.41	(2.49)
	___________________________	___________________________

Total from Investment Operations………………………………………………….	2.39	(2.49)
	___________________________	___________________________

Less Distributions from:
Net investment income……………………………………………………………..	—	—
Net realized gain on investments…………………………………………………...	(0.31)	—
	___________________________	___________________________

Total distributions…………………………………………………………………..	(0.31)	—
	___________________________	___________________________

Net Asset Value, End of Period…………………………………………………………	$ 9.59	$ 7.51
	___________________________	___________________________
	___________________________	___________________________

Total Return (b)………………………………………………………………………….	31.75%	(24.90)%
	___________________________	___________________________
	___________________________	___________________________

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)………………………………………………………...	$ 13,109	$ 2,530
Ratios to average net assets:
Net expenses (a)(c)(d)……………………………………………………………...	1.15%	1.15%
Gross expenses (a)(d)………………………………………………………………	2.17%	11.09%
Net investment income (loss) (a)(c)(d)…………………………………………….	(0.25)%	(0.40)%
Portfolio turnover rate…..………………………………………………………………...	114%	4%
____________________
*	For the period from October 1, 2008 (Commencement of Operations – Initial Class Shares) through December 31, 2008.
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)
Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(e)	Amount is less than $0.005 per share.

Financial Highlights (continued)

Selected data for a share outstanding throughout each period:

	SC Lord Abbett Growth & Income Fund Initial Class Shares
	Years Ended December 31,
	2009__	2008*__

Net Asset Value, Beginning of Period………………………………………………….	$ 7.08	$ 10.00
	___________________________	___________________________

Income (Loss) from Investment Operations:
Net investment income (loss) (d)…………………………………………………...	0.05†	0.06
Net realized and unrealized gain (loss) on investments…………………………….	1.22	(2.92)
	___________________________	___________________________

Total from Investment Operations………………………………………………….	1.27	(2.86)
	___________________________	___________________________

Less Distributions from:
Net investment income……………………………………………………………..	(0.05)	(0.06)
Net realized gain on investments…………………………………………………...	(0.78)	—
	___________________________	___________________________

Total distributions…………………………………………………………………..	(0.83)	(0.06)
	___________________________	___________________________

Net Asset Value, End of Period…………………………………………………………	$ 7.52	$ 7.08
	___________________________	___________________________
	___________________________	___________________________

Total Return (b)………………………………………………………………………….	17.85%	(28.54)%
	___________________________	___________________________
	___________________________	___________________________

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)………………………………………………………...	$ 498,639	$ 2,229
Ratios to average net assets:
Net expenses (a)(c)(d)……………………………………………………………...	0.87%	0.87%
Gross expenses (a)(d)………………………………………………………………	0.88%	0.90%
Net investment income (loss) (a)(c)(d)…………………………………………….	0.68%	1.71%
Portfolio turnover rate…..………………………………………………………………...	83%	73%
____________________
*	For the period from March 7, 2008 (Commencement of Operations – Initial Class Shares) through December 31, 2008.
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)
Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.

Financial Highlights (continued)

Selected data for a share outstanding throughout each period:

	SC Oppenheimer Large Cap Core Fund Initial Class Shares
	Years Ended December 31,
	2009__	2008__	2007__	2006__	2005__

Net Asset Value, Beginning of Period…………………………..	$ 6.70	$ 10.77	$ 12.37	$ 10.47	$ 12.47
	___________________________	___________________________	___________________________	___________________________	___________________________

Income (Loss) from Investment Operations:
Net investment income (loss) (c)……………………………	0.11†	0.04	0.12	0.17	0.02
Net realized and unrealized gain (loss) on investments…….	1.30	(4.03)	(0.84)	1.93	(0.09)
	___________________________	___________________________	___________________________	___________________________	___________________________

Total from Investment Operations………………………….	1.41	(3.99)	(0.72)	2.10	(0.07)
	___________________________	___________________________	___________________________	___________________________	___________________________

Less Distributions from:
Net investment income……………………………………...	(0.07)	(0.05)	(0.10)	(0.16)	(0.02)
Net realized gain on investments……………………………	—	(0.03)	(0.78)	(0.04)	(1.91)
	___________________________	___________________________	___________________________	___________________________	___________________________

Total distributions…………………………………………..	(0.07)	(0.08)	(0.88)	(0.20)	(1.93)
	___________________________	___________________________	___________________________	___________________________	___________________________

Net Asset Value, End of Period…………………………………	$ 8.04	$ 6.70	$ 10.77	$ 12.37	$ 10.47
	___________________________	___________________________	___________________________	___________________________	___________________________
	___________________________	___________________________	___________________________	___________________________	___________________________

Total Return (a)………………………………………………….	21.09%	(37.06)%	(5.81)%	20.07%	(0.72)%
	___________________________	___________________________	___________________________	___________________________	___________________________
	___________________________	___________________________	___________________________	___________________________	___________________________

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)…………………………………	$ 70,638	$ 8,366	$ 5,544	$ 6,183	$ 5,505
Ratios to average net assets:
Net expenses (b)(c)………………………………………….	0.90%	0.90%	0.90%	0.90%	0.90%
Gross expenses (c)…………………………………………..	1.13%	2.08%	1.81%	2.47%	2.74%
Net investment income (loss) (b)(c)…………….…………..	1.55%	1.39%	0.89%	1.47%	0.15%
Portfolio turnover rate…….……………………………………….	109%	189%	63%	135%	114%
____________________
†	Based on average shares outstanding during the period.
(a)
Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

(b)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(c)	Does not include any insurance charges imposed in connection with your variable insurance contract.

Financial Highlights (continued)

Selected data for a share outstanding throughout each period:

	SC Oppenheimer Main Street Small Cap Fund Initial Class Shares
	Years Ended December 31,
	2009__	2008__	2007__	2006__	2005__

Net Asset Value, Beginning of Period…………………………..	$ 7.74	$ 12.98	$ 15.02	$ 13.79	$ 15.21
	___________________________	___________________________	___________________________	___________________________	___________________________

Income (Loss) from Investment Operations:
Net investment income (loss) (c)……………………………	0.04†	0.03	0.05	0.01	0.01
Net realized and unrealized gain (loss) on investments…….	2.81	(4.82)	(0.23)	1.82	0.57
	___________________________	___________________________	___________________________	___________________________	___________________________

Total from Investment Operations………………………….	2.85	(4.79)	(0.18)	1.83	0.58
	___________________________	___________________________	___________________________	___________________________	___________________________

Less Distributions from:
Net investment income……………………………………...	(0.01)	(0.03)	—	—	—
Net realized gain on investments……………………………	—	(0.42)	(1.86)	(0.60)	(2.00)
	___________________________	___________________________	___________________________	___________________________	___________________________

Total distributions…………………………………………..	(0.01)	(0.45)	(1.86)	(0.06)	(2.00)
	___________________________	___________________________	___________________________	___________________________	___________________________

Net Asset Value, End of Period…………………………………	$ 10.58	$ 7.74	$ 12.98	$ 15.02	$ 13.79
	___________________________	___________________________	___________________________	___________________________	___________________________
	___________________________	___________________________	___________________________	___________________________	___________________________

Total Return (a)………………………………………………….	36.77%	(37.99)%	(1.44)%	13.60%	4.33%
	___________________________	___________________________	___________________________	___________________________	___________________________
	___________________________	___________________________	___________________________	___________________________	___________________________

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)…………………………………	$ 48,950	$ 38,435	$ 72,741	$ 87,215	$ 86,949
Ratios to average net assets:
Net expenses (b)(c)………………………………………….	1.00%	1.00%	1.00%	1.00%	1.00%
Gross expenses (c)…………………………………………..	1.21%	1.29%	1.38%	1.42%	1.10%
Net investment income (loss) (b)(c)…………….…………..	0.45%	0.21%	0.31%	0.02%	0.03%
Portfolio turnover rate…….……………………………………….	132%	126%	126%	206%	58%
____________________
†	Based on average shares outstanding during the period.
(a)
Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

(b)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(c)	Does not include any insurance charges imposed in connection with your variable insurance contract.

Financial Highlights (continued)

Selected data for a share outstanding throughout each period:

	SC WMC Blue Chip Mid Cap Fund Initial Class Shares
	Years Ended December 31,
	2009__	2008__	2007__	2006__	2005__

Net Asset Value, Beginning of Period…………………………..	$ 9.32	$ 17.95	$ 19.04	$ 20.60	$ 18.13
	___________________________	___________________________	___________________________	___________________________	___________________________

Income (Loss) from Investment Operations:
Net investment income (loss) (c)……………………………	0.02†	0.01	(0.00)(d)	0.18	(0.00)(d)
Net realized and unrealized gain (loss) on investments…….	2.78	(5.41)	2.87	1.87	2.98
	___________________________	___________________________	___________________________	___________________________	___________________________

Total from Investment Operations………………………….	2.80	(5.40)	2.87	2.05	2.98
	___________________________	___________________________	___________________________	___________________________	___________________________

Less Distributions from:
Net investment income……………………………………...	(0.00)(e)	(0.03)	(0.25)	—	(0.02)
Net realized gain on investments……………………………	—	(3.20)	(3.71)	(3.61)	(0.49)
	___________________________	___________________________	___________________________	___________________________	___________________________

Total distributions…………………………………………..	(0.00)(e)	(3.23)	(3.96)	(3.61)	(0.51)
	___________________________	___________________________	___________________________	___________________________	___________________________

Net Asset Value, End of Period…………………………………	$ 12.12	$ 9.32	$ 17.95	$ 19.04	$ 20.60
	___________________________	___________________________	___________________________	___________________________	___________________________
	___________________________	___________________________	___________________________	___________________________	___________________________

Total Return (a)………………………………………………….	30.07%	(35.14)%	15.41%	11.30%	16.61%
	___________________________	___________________________	___________________________	___________________________	___________________________
	___________________________	___________________________	___________________________	___________________________	___________________________

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)…………………………………	$ 75,745	$ 45,842	$ 85,438	$ 94,632	$ 94,928
Ratios to average net assets:
Net expenses (b)(c)………………………………………….	1.00%	1.00%	1.00%	1.00%	1.00%
Gross expenses (c)…………………………………………..	1.10%	1.21%	1.14%	1.14%	1.15%
Net investment income (loss) (b)(c)…………….…………..	0.17%	0.05%	(0.17)%	0.92%	(0.03)%
Portfolio turnover rate…….……………………………………….	82%	104%	75%	83%	67%
____________________
†	Based on average shares outstanding during the period.
(a)
Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

(b)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(c)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(d)	Amount is less than $0.005 per share.

Financial Highlights (continued)

Selected data for a share outstanding throughout each period:

	SC WMC Large Cap Growth Fund Initial Class Shares
	Years Ended December 31,
	2009__	2008__	2007*_

Net Asset Value, Beginning of Period……………………………………..	$ 5.95	$ 10.65	$ 9.99
	___________________________	___________________________	___________________________

Income (Loss) from Investment Operations:
Net investment income (loss) (d)……………………………………..	0.04†	0.04	(0.00)(e)
Net realized and unrealized gain (loss) on investments………………	2.17	(4.74)	0.69
	___________________________	___________________________	___________________________

Total from Investment Operations……………………………………	2.21	(4.70)	0.69
	___________________________	___________________________	___________________________

Less Distributions from:
Net investment income……………………………………………….	(0.01)	—	—
Net realized gain on investments…………………………………….	—	(0.00)(e)	(0.03)
	___________________________	___________________________	___________________________

Total distributions……………………………………………………	(0.01)	(0.00)(e)	(0.03)
	___________________________	___________________________	___________________________

Net Asset Value, End of Period…………………………………………..	$ 8.15	$ 5.95	$ 10.65
	___________________________	___________________________	___________________________
	___________________________	___________________________	___________________________

Total Return (b)……………………………………………………………	37.23%	(44.12)%	6.88%
	___________________________	___________________________	___________________________
	___________________________	___________________________	___________________________

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)……………………………………...……	$ 149,621	$ 34,599	$ 62,680
Ratios to average net assets:
Net expenses (a)(c)(d)………………………………………...………	0.81%	0.81%	0.81%
Gross expenses (a)(d)…………………………………………………	1.05%	1.17%	1.06%
Net investment income (loss) (a)(c)(d)…………….…………………	0.60%	0.43%	0.01%
Portfolio turnover rate…….…………………………………………………	72%	265%	307%
____________________
*	For the period from April 2, 2007 (Commencement of Operations – Initial Class Shares) through December 31, 2007.
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)
Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(e)	Amount is less than $0.005 per share.

Financial Highlights (continued)

Selected data for a share outstanding throughout each period:

	Sun Capital Investment Grade Bond Fund Initial Class Shares
	Years Ended December 31,
	2009__	2008__	2007__	2006__	2005__

Net Asset Value, Beginning of Period…………………………...	$ 7.84	$ 9.48	$ 9.62	$ 9.72	$ 10.09
	___________________________	___________________________	___________________________	___________________________	___________________________

Income (Loss) from Investment Operations:
Net investment income (loss) (c)……………………………	0.39†	0.51	0.49	0.50	0.46
Net realized and unrealized gain (loss) on investments……..	1.23	(1.65)	(0.14)	0.00(d)	(0.27)
	___________________________	___________________________	___________________________	___________________________	___________________________

Total from Investment Operations………………………….	1.62	(1.14)	0.35	0.50	0.19
	___________________________	___________________________	___________________________	___________________________	___________________________

Less Distributions from:
Net investment income……………………………………...	(0.39)	(0.50)	(0.49)	(0.47)	(0.47)
Net realized gain on investments……………………………	(0.01)	—	—	(0.11)	(0.09)
Capital……………………………………………………….	—	—	—	(0.02)	—
	___________________________	___________________________	___________________________	___________________________	___________________________

Total distributions…………………………………………..	(0.40)	(0.50)	(0.49)	(0.60)	(0.56)
	___________________________	___________________________	___________________________	___________________________	___________________________

Net Asset Value, End of Period………………………………….	$ 9.06	$ 7.84	$ 9.48	$ 9.62	$ 9.72
	___________________________	___________________________	___________________________	___________________________	___________________________
	___________________________	___________________________	___________________________	___________________________	___________________________

Total Return (a)…………………………………………………..	21.00%	(12.47)%	3.75%	5.39%	1.96%
	___________________________	___________________________	___________________________	___________________________	___________________________
	___________________________	___________________________	___________________________	___________________________	___________________________

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)…………………………………	$ 136,827	$ 35,941	$ 40,696	$ 45,186	$ 53,630
Ratios to average net assets:
Net expenses (b)(c)………………………………………….	0.75%	0.75%	0.75%	0.75%	0.75%
Gross expenses (c)…………………………………………..	0.84%	1.06%	1.00%	1.06%	1.03%
Net investment income (loss) (b)(c)…………….…………..	4.49%	5.70%	5.10%	5.14%	4.72%
Portfolio turnover rate…….……………………………………….	99%	30%	46%	55%	55%
____________________
†	Based on average shares outstanding during the period.
(a)
Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

(b)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(c)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(d)	Amount is less than $0.005 per share.

Financial Highlights (continued)

Selected data for a share outstanding throughout each period:

	Sun Capital Money Market Fund Initial Class Shares
	Years Ended December 31,
	2009__	2008__	2007__	2006__	2005__

Net Asset Value, Beginning of Period…………………………...	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
	___________________________	___________________________	___________________________	___________________________	___________________________

Income (Loss) from Investment Operations:
Net investment income (loss) (c)……………………………	0.00(d)†	0.02	0.05	0.05	0.03
Net realized and unrealized gain (loss) on investments……..	0.00(d)	0.00(d)	0.00(d)	—	—
	___________________________	___________________________	___________________________	___________________________	___________________________

Total from Investment Operations………………………….	0.00(d)	0.02	0.05	0.05	0.03
	___________________________	___________________________	___________________________	___________________________	___________________________

Less Distributions from:
Net investment income……………………………………...	(0.00)(d)	(0.02)	(0.05)	(0.05)	(0.03)
	___________________________	___________________________	___________________________	___________________________	___________________________

Total distributions…………………………………………..	(0.00)(d)	(0.02)	(0.05)	(0.05)	(0.03)
	___________________________	___________________________	___________________________	___________________________	___________________________

Net Asset Value, End of Period………………………………….	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
	___________________________	___________________________	___________________________	___________________________	___________________________
	___________________________	___________________________	___________________________	___________________________	___________________________

Total Return (a)…………………………………………………..	0.25%	2.25%	4.87%	4.59%	2.75%
	___________________________	___________________________	___________________________	___________________________	___________________________
	___________________________	___________________________	___________________________	___________________________	___________________________

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)…………………………………	$ 88,013	$ 150,416	$ 129,112	$ 120,164	$ 110,430
Ratios to average net assets:
Net expenses (b)(c)………………………………………….	0.20%	0.50%	0.50%	0.50%	0.50%
Gross expenses (c)…………………………………………..	0.72%	0.81%	0.76%	0.77%	0.77%
Net investment income (loss) (b)(c)…………….…………..	0.25%	2.19%	4.76%	4.51%	2.69%
Portfolio turnover rate…….……………………………………….	N/A	N/A	N/A	N/A	N/A
____________________
†	Based on average shares outstanding during the period.
(a)
Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

(b)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(c)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(d)	Amount is less than $0.005 per share.

Financial Highlights (continued)

Selected data for a share outstanding throughout each period:

	SC BlackRock Inflation Protected Bond Fund Initial Class Shares
	Years Ended December 31,
	2009__	2008*__

Net Asset Value, Beginning of Period………………………………………………….	$ 9.87	$ 10.00
	___________________________	___________________________

Income (Loss) from Investment Operations:
Net investment income (loss) (e)…………………………………………………...	0.24†	(0.05)
Net realized and unrealized gain (loss) on investments…………………………….	0.61	(0.05)(c)
	___________________________	___________________________

Total from Investment Operations………………………………………………….	0.85	(0.10)
	___________________________	___________________________

Less Distributions from:
Net investment income……………………………………………………………..	(0.22)	(0.03)
Net realized gain on investments…………………………………………………...	(0.16)	—
	___________________________	___________________________

Total distributions…………………………………………………………………..	(0.38)	(0.03)
	___________________________	___________________________

Net Asset Value, End of Period…………………………………………………………	$ 10.34	$ 9.87
	___________________________	___________________________
	___________________________	___________________________

Total Return (b)………………………………………………………………………….	8.72%	(0.95)%
	___________________________	___________________________
	___________________________	___________________________

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)………………………………………………………...	$ 106,264	$ 8,311
Ratios to average net assets:
Net expenses (a)(d)(e)……………………………………………………………...	0.65%	0.65%
Gross expenses (a)(e)………………………………………………………………	0.66%	0.68%
Net investment income (loss) (a)(d)(e)…………………………………………….	2.33%	(4.63)%
Portfolio turnover rate…..………………………………………………………………...	278%	85%
____________________
*	For the period from October 1, 2008 (Commencement of Operations – Initial Class Shares) through December 31, 2008.
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)
Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(c)
The amount shown for a share outstanding does not correspond with the net realized and unrealized gain (loss) on investments for the period due to timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the fund.

(d)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(e)	Does not include any insurance charges imposed in connection with your variable insurance contract.

Financial Highlights (continued)

Selected data for a share outstanding throughout each period:

	SC Goldman Sachs Short Duration Fund Initial Class Shares
	Years Ended December 31,
	2009__	2008*__

Net Asset Value, Beginning of Period………………………………………………….	$ 10.13	$ 10.00
	___________________________	___________________________

Income (Loss) from Investment Operations:
Net investment income (loss) (d)…………………………………………………...	0.19†	0.16
Net realized and unrealized gain (loss) on investments…………………………….	0.19	0.16
	___________________________	___________________________

Total from Investment Operations………………………………………………….	0.38	0.32
	___________________________	___________________________

Less Distributions from:
Net investment income……………………………………………………………..	(0.21)	(0.16)
Net realized gain on investments…………………………………………………...	(0.07)	(0.03)
	___________________________	___________________________

Total distributions…………………………………………………………………..	(0.28)	(0.19)
	___________________________	___________________________

Net Asset Value, End of Period…………………………………………………………	$ 10.23	$ 10.13
	___________________________	___________________________
	___________________________	___________________________

Total Return (b)………………………………………………………………………….	3.78%	3.22%
	___________________________	___________________________
	___________________________	___________________________

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)………………………………………………………...	$ 869,648	$ 54,602
Ratios to average net assets:
Net expenses (a)(c)(d)……………………………………………………………...	0.65%	0.65%
Gross expenses (a)(d)………………………………………………………………	0.65%	0.68%
Net investment income (loss) (a)(c)(d)…………………………………………….	1.82%	2.34%
Portfolio turnover rate…..………………………………………………………………...	231%	333%
____________________
*	For the period from March 7, 2008 (Commencement of Operations – Initial Class Shares) through December 31, 2008.
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)
Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.

Financial Highlights (continued)

Selected data for a share outstanding throughout each period:

	SC PIMCO High Yield Fund Initial Class Shares
	Years Ended December 31,
	2009__	2008*__

Net Asset Value, Beginning of Period………………………………………………….	$ 8.07	$ 10.00
	___________________________	___________________________

Income (Loss) from Investment Operations:
Net investment income (loss) (d)…………………………………………………...	0.75†	0.53
Net realized and unrealized gain (loss) on investments…………………………….	1.62	(1.85)
	___________________________	___________________________

Total from Investment Operations………………………………………………….	2.37	(1.32)
	___________________________	___________________________

Less Distributions from:
Net investment income……………………………………………………………..	(0.74)	(0.55)
Net realized gain on investments…………………………………………………...	(0.24)	(0.06)
	___________________________	___________________________

Total distributions…………………………………………………………………..	(0.98)	(0.61)
	___________________________	___________________________

Net Asset Value, End of Period…………………………………………………………	$ 9.46	$ 8.07
	___________________________	___________________________
	___________________________	___________________________

Total Return (b)………………………………………………………………………….	30.67%	(13.74)%
	___________________________	___________________________
	___________________________	___________________________

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)………………………………………………………...	$ 92,422	$ 3,134
Ratios to average net assets:
Net expenses (a)(c)(d)……………………………………………………………...	0.75%	0.75%
Gross expenses (a)(d)………………………………………………………………	0.75%	0.77%
Net investment income (loss) (a)(c)(d)…………………………………………….	8.45%	6.74%
Portfolio turnover rate…..………………………………………………………………...	190%	75%
____________________
*	For the period from March 7, 2008 (Commencement of Operations – Initial Class Shares) through December 31, 2008.
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)
Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.

Financial Highlights (continued)

Selected data for a share outstanding throughout each period:

	SC PIMCO Total Return Fund Initial Class Shares
	Years Ended December 31,
	2009__	2008*__

Net Asset Value, Beginning of Period………………………………………………….	$ 10.55	$ 10.00
	___________________________	___________________________

Income (Loss) from Investment Operations:
Net investment income (loss) (d)…………………………………………………...	0.27†	0.03
Net realized and unrealized gain (loss) on investments…………………………….	0.65	0.55
	___________________________	___________________________

Total from Investment Operations………………………………………………….	0.92	0.58
	___________________________	___________________________

Less Distributions from:
Net investment income……………………………………………………………..	(0.29)	(0.03)
Net realized gain on investments…………………………………………………...	(0.14)	(0.00)(e)
	___________________________	___________________________

Total distributions…………………………………………………………………..	(0.43)	(0.03)
	___________________________	___________________________

Net Asset Value, End of Period…………………………………………………………	$ 11.04	$ 10.55
	___________________________	___________________________
	___________________________	___________________________

Total Return (b)………………………………………………………………………….	8.89%	5.82%
	___________________________	___________________________
	___________________________	___________________________

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)………………………………………………………...	$ 144,812	$ 13,823
Ratios to average net assets:
Net expenses (a)(c)(d)……………………………………………………………...	0.65%	0.65%
Gross expenses (a)(d)………………………………………………………………	0.66%	0.68%
Net investment income (loss) (a)(c)(d)…………………………………………….	2.44%	1.19%
Portfolio turnover rate…..………………………………………………………………...	496%	181%
____________________
*	For the period from October 1, 2008 (Commencement of Operations – Initial Class Shares) through December 31, 2008.
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)
Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(e)	Amount is less than $0.005 per share.

Financial Highlights (continued)

Selected data for a share outstanding throughout each period:

	Sun Capital Global Real Estate Fund Initial Class Shares
	Years Ended December 31,
	2009__	2008__	2007__	2006__	2005__

Net Asset Value, Beginning of Period…………………………...	$ 8.99	$ 18.24	$ 24.60	$ 18.80	$ 19.01
	___________________________	___________________________	___________________________	___________________________	___________________________

Income (Loss) from Investment Operations:
Net investment income (loss) (c)……………………………	0.32†	0.18	0.66	0.81	0.23
Net realized and unrealized gain (loss) on investments……..	2.35	(7.53)	(3.70)	6.37	1.59
	___________________________	___________________________	___________________________	___________________________	___________________________

Total from Investment Operations………………………….	2.67	(7.35)	(3.04)	7.18	1.82
	___________________________	___________________________	___________________________	___________________________	___________________________

Less Distributions from:
Net investment income……………………………………...	(0.36)	(0.39)	(0.36)	(0.37)	(0.32)
Net realized gain on investments……………………………	(0.07)	(1.51)	(2.96)	(1.01)	(1.71)
	___________________________	___________________________	___________________________	___________________________	___________________________

Total distributions…………………………………………..	(0.43)	(1.90)	(3.32)	(1.38)	(2.03)
	___________________________	___________________________	___________________________	___________________________	___________________________

Net Asset Value, End of Period………………………………….	$ 11.23	$ 8.99	$ 18.24	$ 24.60	$ 18.80
	___________________________	___________________________	___________________________	___________________________	___________________________
	___________________________	___________________________	___________________________	___________________________	___________________________

Total Return (a)…………………………………………………..	30.09%	(44.73)%	(13.13)%	38.96%	9.67%
	___________________________	___________________________	___________________________	___________________________	___________________________
	___________________________	___________________________	___________________________	___________________________	___________________________

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)…………………………………	$ 84,988	$ 45,841	$ 87,441	$ 121,197	$ 105,368
Ratios to average net assets:
Net expenses (b)(c)………………………………………….	1.10%	1.10%	1.10%	1.10%	1.10%
Gross expenses (c)…………………………………………..	1.17%	1.23%	1.18%	1.19%	1.22%
Net investment income (loss) (b)(c)…………….…………..	3.52%	1.28%	2.65%	3.08%	3.55%
Portfolio turnover rate…….……………………………………….	110%	76%	25%	44%	32%
____________________
†	Based on average shares outstanding during the period.
(a)
Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

(b)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(c)	Does not include any insurance charges imposed in connection with your variable insurance contract.

Information About The Underlying Funds

Appendix A
Information About the Underlying Funds in which the Funds of Funds Invest
SC Ibbotson Balanced Fund, SC Ibbotson Growth Fund and SC Ibbotson Moderate Fund

The following is intended to summarize the primary investment strategies of, and to provide you with certain other information about, the funds not included in this prospectus in which SC Ibbotson Balanced Fund, SC Ibbotson Growth Fund and SC Ibbotson Moderate Fund will invest. These summaries do not reflect all of the investment policies and strategies that are disclosed in each underlying fund’s prospectus and statement of additional information, and are not an offer of the underlying funds’ shares.

No summary is provided for the underlying funds listed below that are included in this prospectus and the statement of additional information along with SC Ibbotson Balanced Fund, SC Ibbotson Growth Fund and SC Ibbotson Moderate Fund. The underlying funds in which SC Ibbotson Balanced Fund, SC Ibbotson Growth Fund and SC Ibbotson Moderate Fund intend to invest may change from time to time at the discretion of Sun Capital Advisers LLC and Ibbotson Associates, Inc. without prior notice to, or approval of, shareholders. Each underlying fund normally will be invested according to its investment strategy. However, an underlying fund also may have the ability to invest without limitation in money market instruments or other investments for temporary defensive purposes. The prospectus and statement of additional information for each underlying fund are available on the Securities and Exchange Commission’s website.

Domestic Equity Funds

SCSM Columbia Small Cap Value Fund

SCSM Davis Venture Value Fund

SCSM Goldman Sachs Mid Cap Value Fund

SCSM Invesco Small Cap Growth Fund

SCSM Lord Abbett Growth & Income Fund

SCSM Oppenheimer Large Cap Core Fund

SCSM Oppenheimer Main Street Small Cap Fund

SCSM WMC Blue Chip Mid Cap Fund

SCSM WMC Large Cap Growth Fund

MFS® Value Portfolio (Investment Goal: Capital appreciation)

MFS Value Portfolio seeks to achieve its investment objective by investing the fund’s assets primarily in equity securities. The fund normally invests its assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures. While the fund may invest in companies of any size, it generally focuses on companies with large capitalizations.

International Equity Funds

SCSM AllianceBernstein International Value Fund

MFS® International Growth Portfolio (Investment Goal: Capital appreciation)

MFS International Growth Portfolio seeks to achieve its investment objective by investing the fund’s assets primarily in foreign equity securities, including emerging market equity securities. The fund normally invests a relatively high percentage of assets in a single country, a small number of countries, or a particular geographic

Information About The Underlying Funds (continued)

region. The fund focuses on investing in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures. The fund may be invested in companies of any size.

MFS® Research International Portfolio (Investment Goal: Capital appreciation)

MFS Research International Portfolio seeks to achieve its investment objective by investing primarily in foreign equity securities, including emerging market equity securities. The fund may invest a relatively high percentage of the fund’s assets in a single country, a small number of countries, or a particular geographic region. The fund may invest in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies. The fund may be invested in companies of any size.

MFS® Emerging Markets Equity Portfolio (Investment Goal: Capital appreciation)

MFS Emerging Markets Equity Portfolio seeks to achieve its investment objective by investing at least 80% of the fund’s net assets in equity securities of issuers that are tied economically to emerging market countries. Emerging market countries may include countries determined to have emerging market economies, taking into account a number of factors. Such countries are located in Latin America, Asia, Africa, the Middle East, and the developing countries of Europe, primarily Eastern Europe. The fund may be invested in companies of any size.

Specialty Equity Funds

Sun Capital Global Real Estate Fund

Fixed Income Funds

Sun Capital Investment Grade Bond Fund®

Sun Capital Money Market Fund®

SCSM BlackRock Inflation Protected Bond Fund

SCSM Goldman Sachs Short Duration Fund

SCSM PIMCO High Yield Fund

SCSM PIMCO Total Return Fund

Additional Information About The Indices

Appendix B
Additional Information About the Indices

Barclays Capital Global Real Index: U.S. TIPS

The Barclays Capital Global Real Index: U.S. TIPS is comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better) that have at least one year to final maturity and at least $250 million par amount outstanding.

Barclays Capital U.S. Aggregate Bond Index

The Barclays Capital U.S. Aggregate Bond Index is a widely recognized market value-weighted index composed of U.S. Treasuries, agencies, credit, asset-backed securities, commercial mortgage-backed securities and mortgage- backed securities.

BofA Merrill Lynch 1-3 Year U.S. Treasury Index

The BofA Merrill Lynch 1-3 Year U.S. Treasury Index tracks the performance of the direct Sovereign debt of the U.S. Government and includes all U.S. dollar-denominated U.S. Treasury Notes and Bonds having at least one year remaining to maturity.

BofA Merrill Lynch BB-B U.S. High Yield Constrained Index

The BofA Merrill Lynch BB-B U.S. High Yield Constrained Index contains all securities in the BofA Merrill Lynch U.S. High Yield Index rated BB1 through B3, based on an average of Moody’s, S&P and Fitch, but caps issuer exposure at 2%.

BofA Merrill Lynch U.S. 3-Month Treasury Bill Index

The BofA Merrill Lynch U.S. 3-Month Treasury Bill Index is a measure of the performance of the 3-month U.S. Treasury bill.

Dow Jones Moderate U.S. Relative Risk Portfolio Index

The Dow Jones Moderate U.S. Relative Risk Portfolio Index measures the performance of moderate portfolios based on incremental levels of potential risk and is designed to systematically measure various levels of risk relative to the risk of a U.S. all-stock index. The Dow Jones Moderate U.S. Relative Risk Portfolio Index consists of 60% equities and 40% fixed income.

Dow Jones Moderately Aggressive U.S. Relative Risk Portfolio Index

The Dow Jones Moderately Aggressive U.S. Relative Risk Portfolio Index measures the performance of moderately aggressive portfolios based on incremental levels of potential risk and is designed to systematically measure various levels of risk relative to the risk of a U.S. all-stock index. The Dow Jones Moderate U.S. Relative Risk Portfolio Index consists of 80% equities and 20% fixed income.

Dow Jones Moderately Conservative U.S. Relative Risk Portfolio Index

The Dow Jones Moderately Conservative U.S. Relative Risk Portfolio Index measures the performance of moderately conservative portfolios based on incremental levels of potential risk and is designed to systematically measure various levels of risk relative to the risk of a U.S. all-stock index. The Dow Jones Moderate U.S. Relative Risk Portfolio Index consists of 40% equities and 60% fixed income.

FTSE EPRA/NAREIT Developed Real Estate Index

The FTSE EPRA/NAREIT Developed Real Estate Index is a total-return index comprising eight index families covering the world’s largest investment markets in various currencies, and is designed to track the performance of listed real estate companies and REITs worldwide.

Additional Information About The Indices (continued)

MSCI-EAFE Index

The MSCI-EAFE Index tracks performance of large cap international equity securities and is widely regarded as the standard for measuring large cap international stock market performance.

Russell Midcap® Value Index

The Russell Midcap® Value Index tracks the performance of the mid-cap value segment of the U.S. equity universe and includes those Russell Midcap® Value Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 1000® Growth Index

The Russell 1000® Growth Index is an unmanaged index that measures stock performance of those Russell 1000® Index securities with higher price to book ratios and higher forecasted growth values, representative of U.S. securities exhibiting growth characteristics.

Russell 1000® Value Index

The Russell 1000® Value Index tracks the performance of the 1,000 largest companies in the Russell 3000® Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Growth Index

The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Index

The Russell 2000® Index measures the performance of the 2,000 companies with the smallest market capitalizations within the Russell 3000® Index (an index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization).

Russell 2000® Value Index

The Russell 2000® Value Index tracks the performance of the small value segment of the U.S. equity universe and includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

S&P 500 Index

The S&P 500 Index is an unmanaged, weighted index of the stock performance of 500 industrial, transportation, utility and financial companies.

S&P MidCap 400 Index

The S&P MidCap 400 Index is a market cap weighted mid cap index, broadly representing the mid cap market in the United States.

Additional Information

The Statement of Additional Information (“SAI”) provides more detailed information about the funds and is incorporated into this prospectus by reference. Additional information about the funds’ investments is available in the Trust’s annual and semiannual reports to shareholders, and quarterly reports filed with the Securities and Exchange Commission. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds’ performance during their last fiscal year. You may obtain free copies of the SAI and the annual and semi-annual reports, request other information and discuss questions about the funds by contacting your agent, or the funds at the address or telephone number listed below. In addition, you may obtain the SAI, annual and semi-annual reports at the adviser’s website at
www.suncapitaladvisers.com.

Sun Capital Advisers Trust
One Sun Life Executive Park
Wellesley Hills, MA 02481

Telephone: 1-800-432-1102 x3330

Investment Adviser                                                                                                Independent Registered Public Accounting Firm

Sun Capital Advisers LLC                                                                                                Deloitte & Touche LLP

Principal Underwriter                                                                                                Administrator, Custodian

Clarendon Insurance Agency, Inc.                                                                                  State Street Bank & Trust Company

You can review and copy information about the funds (including the SAI) at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at the number listed below. You can get text-only copies for a duplicating fee by writing or sending an electronic request to:

Securities and Exchange Commission
Public Reference Section
100 F Street, N.E.
Washington, D.C. 20549-1520
e-mail: publicinfo@sec.gov

Telephone: 1-202-551-8090
Free from the EDGAR Database on the SEC’s
Internet website: http://www.sec.gov

SUN CAPITAL ADVISERS TRUST

Investment Company Act File No. 811-08879

Sun Capital Advisers Trust®

Prospectus – May 1, 2010
Service Class Shares

Asset Allocation Funds	Fixed Income Funds
SCSM Ibbotson Balanced Fund Ticker - SIBSX	Sun Capital Investment Grade Bond Fund® Ticker - SGBSX
SCSM Ibbotson Growth Fund Ticker - SIGSX	Sun Capital Money Market Fund® Ticker - SMSXX
SCSM Ibbotson Moderate Fund Ticker - SIMSX	SCSM BlackRock Inflation Protected Bond Fund Ticker - SBISX
Equity Funds	SCSM Goldman Sachs Short Duration Fund Ticker - SGSDX
SCSM AllianceBernstein International Value Fund Ticker - SABSX	SCSM PIMCO High Yield Fund Ticker - SCPSX
SCSM Columbia Small Cap Value Fund Ticker - SDSSX	SCSM PIMCO Total Return Fund Ticker - SPTSX
SCSM Davis Venture Value Fund Ticker - SVVSX	Specialty Fund
SCSM Goldman Sachs Mid Cap Value Fund Ticker - SGMCX	Sun Capital Global Real Estate Fund Ticker - SRESX
SCSM Invesco Small Cap Growth Fund Ticker - SASSX
SCSM Lord Abbett Growth & Income Fund Ticker - SCLSX
SCSM Oppenheimer Large Cap Core Fund Ticker - SOCSX
SCSM Oppenheimer Main Street Small Cap Fund Ticker - SCOMX
SCSM WMC Blue Chip Mid Cap Fund Ticker - SBLSX
SCSM WMC Large Cap Growth Fund Ticker - SLGSX

The Securities and Exchange Commission has not approved any fund’s shares as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Sun Capital Advisers LLC, a Sun Life Finanical Company, serves as investment adviser to Sun Capital Advisers Trust

Fund Summaries	1
Asset Allocation Funds		Fixed Income Funds
SCSM Ibbotson Balanced Fund	1	Sun Capital Investment Grade Bond Fund®	59
SCSM Ibbotson Growth Fund	7	Sun Capital Money Market Fund®	63
SCSM Ibbotson Moderate Fund	13	SCSM BlackRock Inflation Protected Bond Fund	67
		SCSM Goldman Sachs Short Duration Fund	72
Equity Funds		SCSM PIMCO High Yield Fund	77
SCSM AllianceBernstein International Value Fund	19	SCSM PIMCO Total Return Fund	82
SCSM Columbia Small Cap Value Fund	23
SCSM Davis Venture Value Fund	27	Specialty Fund
SCSM Goldman Sachs Mid Cap Value Fund	31	Sun Capital Global Real Estate Fund	87
SCSM Invesco Small Cap Growth Fund	35
SCSM Lord Abbett Growth & Income Fund	39
SCSM Oppenheimer Large Cap Core Fund	43
SCSM Oppenheimer Main Street Small Cap Fund	47
SCSM WMC Blue Chip Mid Cap Fund	51
SCSM WMC Large Cap Growth Fund	55

More About the Funds’ Investments	91

Portfolio Holdings	97

The Investment Adviser and Subadvisers	98
About the Adviser	98
About the Subadvisers	101
About AllianceBernstein L.P.	101
About BlackRock Financial Management, Inc.	101
About Columbia Management Investment Advisers, LLC	101
About Davis Selected Advisers, L.P.	101
About Goldman Sachs Asset Management, L.P.	101
About Ibbotson Associates, Inc.	101
About Invesco Advisers, Inc.	102
About Lord, Abbett & Co. LLC	102
About OppenheimerFunds, Inc.	102
About Pacific Investment Management Company, LLC	102
About Wellington Management Company, LLP	102
About the Portfolio Managers	103

Purchase, Redemption and Other Information	107
Buying and Redeeming Service Class Shares	107
Excessive and Short-term Trading	107
Automatic Transactions	108
Valuation of Shares	108
Distribution Plan	108
Dividends and Distributions	108
Taxes	108

Special Considerations for Variable Products Funds	109

Financial Highlights	110

Appendix A: Information about the underlying Funds	A-1

Appendix B: Additional information about the indices	B-1

This prospectus relates only to the Service Class shares of Sun Capital Advisers Trust, which are offered through the variable annuity and variable life insurance products for which Service Class shares of the funds serve as investment options. The Initial Class shares of the funds are offered by means of a separate prospectus.

Fund Summaries – Asset Allocation Funds
SCSM Ibbotson Balanced Fund

Investment Goal
Long-term capital growth and current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. Please note that the table below does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the expenses shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Service Class
Management Fee	0.13%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.14%
Acquired Fund Fees and Expenses	0.85%
Total Annual Fund Operating Expenses1	1.37%
Fee and Expense Reimbursement	(0.07)%
Net Annual Fund Operating Expenses2	1.30%

1 Total Annual Fund Operating Expenses shown differ from the fund’s ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund (“Acquired Fund Fees and Expenses”), which are required to be included in the table above.
2 Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the “adviser”) has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other operating expenses until at least April 30, 2011.

Example
This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year.  Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.  Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 132	$ 427	$ 743	$ 1,640

Portfolio Turnover
The fund pays no transaction costs, such as commissions, when it buys and sells shares of the underlying funds in which it invests. The underlying funds pay transaction costs when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Principal  Investments and Strategies
The fund is a “fund of funds.” The fund seeks to achieve its objective by investing in a portfolio of underlying funds. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, fixed income and money market securities.  Currently, the adviser or its affiliate, MFS, serves as investment adviser to all of the underlying funds.

Fund Summaries – Asset Allocation Funds
SCSM Ibbotson Balanced Fund (continued)

Because this is a balanced allocation fund, the fund’s assets will be invested in equity and fixed income funds, although a portion of its assets will be invested in cash, cash equivalents, or in money market funds.  The fund’s investments are focused in the underlying funds, so the fund’s investment performance is directly related to the performance of the underlying funds. The fund’s net asset value will be affected by the performance of the equity and bond markets and the value of the mutual funds in which the fund invests.

Under normal circumstances, the fund expects to invest its assets between asset classes in the following ranges. The fixed income fund allocation includes the fund’s investments in cash, cash equivalents, or money market funds.

Equity Fund Allocation		Fixed Income Fund Allocation
Target	Range	Target	Range
60%	50% to 70%	40%	30% to 50%

BASIC INFORMATION ABOUT THE FUND

Based upon the analysis described under “How Investments Are Selected,” the fund expects to invest its assets in underlying mutual funds within the following ranges.

Fund Name	Percentage of Fund Holdings
EQUITY FUNDS
Domestic Equity Funds
SCSM Columbia Small Cap Value Fund	0% to 30%
SCSM Davis Venture Value Fund	0% to 30%
SCSM Goldman Sachs Mid Cap Value Fund	0% to 30%
SCSM Invesco Small Cap Growth Fund	0% to 30%
SCSM Lord Abbett Growth & Income Fund	0% to 30%
SCSM Oppenheimer Large Cap Core Fund	0% to 30%
SCSM Oppenheimer Main Street Small Cap Fund	0% to 30%
SCSM WMC Blue Chip Mid Cap Fund	0% to 30%
SCSM WMC Large Cap Growth Fund	0% to 30%
MFS® Value Portfolio	0% to 30%
International Equity Funds
SCSM AllianceBernstein International Value Fund	0% to 30%
MFS® International Growth Portfolio	0% to 30%
MFS® Research International Portfolio	0% to 30%
MFS® Emerging Market Equity Portfolio	0% to 30%
Specialty Equity Funds
Sun Capital Global Real Estate Fund	0% to 30%
FIXED INCOME FUNDS
Sun Capital Investment Grade Bond Fund®	0% to 30%
Sun Capital Money Market Fund®	0% to 30%
SCSM BlackRock Inflation Protected Bond Fund	0% to 30%
SCSM Goldman Sachs Short Duration Fund	0% to 30%
SCSM PIMCO High Yield Fund	0% to 30%
SCSM PIMCO Total Return Fund	0% to 30%

Fund Summaries – Asset Allocation Funds
SCSM Ibbotson Balanced Fund (continued)

How Investments Are Selected

The precise allocation of the fund’s assets among the asset classes within the ranges targeted for the fund is determined by the subadviser on the basis of its analysis of historical and forecast returns, standard deviations, and correlations of the returns of different market sectors. Within a given asset class, the subadviser selects and weights investments in the underlying funds on the basis of (but not limited to) historical returns-based and holdings-based style analyses, performance data including sources of out- or under-performance manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next). The adviser and subadviser agree from time to time upon the universe of mutual funds that the subadviser may consider when making allocation decisions.

Based on the target allocations, the fund will invest the proceeds from the sale of its shares, reinvest dividends from the underlying funds and other income, and redeem investments in the underlying funds to provide the cash necessary to satisfy redemption requests for fund shares.

The fund may change its target allocation to each asset class, the underlying funds in each asset class (including adding or deleting funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

As of the date of this prospectus, the fund invests primarily in underlying funds advised by the adviser or its affiliate, Massachusetts Financial Services Company (“MFS”). The adviser and MFS are affiliated in that both are indirect subsidiaries of Sun Life Financial, Inc., and thus under common control. The fund may also invest in underlying funds that are managed by an investment manager not associated with the adviser and in other securities. However, it is anticipated that underlying funds managed by the adviser or its affiliates will at all times represent the primary portion of the fund’s investments.

Principal Risks
Investors could lose money on their investment in the fund or the fund may not perform as well as other investment options.

Fund of funds structure and layering of fees

Since the fund invests primarily in the underlying funds, as opposed to other types of securities, the fund does not have the same flexibility in its portfolio holdings as many mutual funds. In addition, the fund indirectly pays a portion of the expenses incurred by the underlying funds. Consequently, an investment in the fund entails more direct and indirect expenses than a direct investment in the underlying funds. For instance, you will bear management fees and operating expenses of both the fund and, indirectly, the underlying funds.

The underlying funds will not necessarily make consistent investment decisions, which may also increase your costs. One underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades without achieving any investment purpose.

Although unrelated subadvisers have been engaged in most cases to manage the adviser’s funds, to the extent that portfolio management teams of underlying funds overlap or draw upon the resources of the same equity and fixed income analyst teams or share common investment management styles or approaches, such underlying funds may hold common portfolio positions, reducing the diversification benefits of an asset allocation style.

The subadviser’s judgment in selecting the underlying funds in which to invest, or in allocating investment by the fund between those underlying funds, could prove wrong or cause the fund to underperform the market or other potential investments.

Fund Summaries – Asset Allocation Funds
SCSM Ibbotson Balanced Fund (continued)

Equity fund investments

The underlying equity funds have risks associated with investing in equity securities. An equity fund could lose money or underperform other investments if:

•	The fund’s equity investments do not have the growth potential or value characteristics originally expected.

•	Stocks selected for income do not achieve the same return as securities selected for capital growth, or vice versa.

•	The types of stocks in which the fund invests or the fund’s investment approach fall out of favor with investors.

•
The fund invests heavily in foreign equity markets and such foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market, or economic developments, underperform the U.S. market or other types of investments. Such a fund may also suffer foreign currency exchange losses.

•
The fund concentrates its investments in a particular sector, such as commodities or real estate, and such sector underperforms the financial markets or other types of investments. For example, commodities investments may underperform when prices are depressed by embargo, tariff, natural disaster, disease, or weather or when supply and demand disruptions occur in major producing or consuming regions. Real estate investments may underperform when rising interest rates affect the availability or cost of financing for property acquisitions or when property values are hurt by tax increases, zoning changes, other governmental actions, environmental liabilities, natural disasters, or increased operating expenses.

•	The adviser or subadviser’s judgment about the relative values of securities selected for a fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Fixed income fund investments

The underlying fixed income funds have risks associated with investing in debt securities. A fund could lose money or underperform other investments if:

•
Interest rates go up causing the value of the fund’s portfolio to decline. This is known as interest rate risk and may be greater for securities with longer maturities. Interest rate risk is a significant concern for funds investing primarily in high yield fixed income securities.

•
The issuer of a debt security owned by the fund defaults on its obligation to pay principal or interest, has its credit rating downgraded or is perceived to be less creditworthy, proves to be less creditworthy than its assigned credit rating, or the credit quality or value of any underlying asset declines. This is known as credit risk. Credit risk presents a significant concern for funds investing primarily in high yield fixed income securities.

•
During periods of declining interest rates, the issuer of a security may exercise its option to prepay earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.

•
During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security’s duration (the estimated period until the security is paid in full) and reduce the value of the security. This is known as extension risk.

•	The adviser or subadviser’s judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy proves to be incorrect.

Fund Summaries – Asset Allocation Funds
SCSM Ibbotson Balanced Fund (continued)

Fund Performance
The performance information below provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Service Class shares

(Full calendar years since October 1, 2008 inception)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	13.43%	2nd Quarter 2009

Lowest	(6.29)%	1st Quarter 2009

Average annual total returns for Service Class shares
(for the periods ended December 31, 2009)

	One Year	Since Inception (October 1, 2008)
Fund	23.65%	9.47%
Dow Jones Moderate U.S. Relative Risk Portfolio Index (reflects no deduction for fees or expenses)	22.59%	5.07%

Fund Summaries – Asset Allocation Funds
SCSM Ibbotson Balanced Fund (continued)

Portfolio Management

Adviser:  Sun Capital Advisers LLC

Subadviser:  Ibbotson Associates, Inc.

Portfolio Managers:
	Title with the Subadviser	Manager Since
Peng Chen, Ph.D.	President	2008
Scott Wentsel	Vice President and Senior Portfolio Manager	2008
John Thompson	Vice President, Portfolio Manager and Director of Global Investment Services	2008
Cindy Galiano	Portfolio Manager	2008

Tax Information
Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

Payments to Broker-Dealers and Other Financial Intermediaries
The fund is only available as an underlying investment for variable annuity and variable life insurance contracts.  The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

Fund Summaries – Asset Allocation Funds
SCSM Ibbotson Growth Fund

Investment Goal
Long-term capital growth and current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund.  Please note that the table below does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the expenses shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Service Class
Management Fee	0.13%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.15%
Acquired Fund Fees and Expenses	0.91%
Total Annual Fund Operating Expenses1	1.44%
Fee and Expense Reimbursement	(0.08)%
Net Annual Fund Operating Expenses2	1.36%

1 Total Annual Fund Operating Expenses shown differ from the fund’s ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund (“Acquired Fund Fees and Expenses”), which are required to be included in the table above.
2 Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the “adviser”) has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other operating expenses until at least April 30, 2011.

Example
This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year.  Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.  Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 138	$ 448	$ 779	$ 1,717

Portfolio Turnover
The fund pays no transaction costs, such as commissions, when it buys and sells shares of the underlying funds in which it invests. The underlying funds pay transaction costs when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investments and Strategies
The fund is a “fund of funds.” The fund seeks to achieve its objective by investing in a portfolio of underlying funds. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, fixed income and money market securities.  Currently, the adviser or its affiliate, MFS, serves as investment adviser to all of the underlying funds.

Fund Summaries – Asset Allocation Funds
SCSM Ibbotson Growth Fund (continued)

Because this is a growth allocation fund, the fund’s assets will be invested primarily in equity funds and, to a lesser extent, in fixed income funds, although a portion of its assets will be invested in cash, cash equivalents, or in money market funds.  The fund’s investments are focused in the underlying funds, so the fund’s investment performance is directly related to the performance of the underlying funds. The fund’s net asset value will be affected by the performance of the equity and bond markets and the value of the mutual funds in which the fund invests.

Under normal circumstances, the fund expects to invest its assets between asset classes in the following ranges. The fixed income fund allocation includes the fund’s investments in cash, cash equivalents, or money market funds.

Equity Fund Allocation		Fixed Income Fund Allocation
Target	Range	Target	Range
80%	70% to 90%	20%	10% to 30%

BASIC INFORMATION ABOUT THE FUND
Based upon the analysis described under “How Investments Are Selected,” the fund expects to invest its assets in underlying mutual funds within the following ranges.

Fund Name	Percentage of Fund Holdings
EQUITY FUNDS
Domestic Equity Funds
SCSM Columbia Small Cap Value Fund	0% to 30%
SCSM Davis Venture Value Fund	0% to 30%
SCSM Goldman Sachs Mid Cap Value Fund	0% to 30%
SCSM Invesco Small Cap Growth Fund	0% to 30%
SCSM Lord Abbett Growth & Income Fund	0% to 30%
SCSM Oppenheimer Large Cap Core Fund	0% to 30%
SCSM Oppenheimer Main Street Small Cap Fund	0% to 30%
SCSM WMC Blue Chip Mid Cap Fund	0% to 30%
SCSM WMC Large Cap Growth Fund	0% to 30%
MFS® Value Portfolio	0% to 30%
International Equity Funds
SCSM AllianceBernstein International Value Fund	0% to 30%
MFS® International Growth Portfolio	0% to 30%
MFS® Research International Portfolio	0% to 30%
MFS® Emerging Market Equity Portfolio	0% to 20%
Specialty Equity Funds
Sun Capital Global Real Estate Fund	0% to 30%
FIXED INCOME FUNDS
Sun Capital Investment Grade Bond Fund®	0% to 30%
Sun Capital Money Market Fund®	0% to 30%
SCSM BlackRock Inflation Protected Bond Fund	0% to 30%
SCSM Goldman Sachs Short Duration Fund	0% to 30%
SCSM PIMCO High Yield Fund	0% to 30%
SCSM PIMCO Total Return Fund	0% to 30%

Fund Summaries – Asset Allocation Funds
SCSM Ibbotson Growth Fund (continued)

How Investments Are Selected

The precise allocation of the fund’s assets among the asset classes within the ranges targeted for the fund is determined by the subadviser on the basis of its analysis of historical and forecast returns, standard deviations, and correlations of the returns of different market sectors. Within a given asset class, the subadviser selects and weights investments in the underlying funds on the basis of (but not limited to) historical returns-based and holdings-based style analyses, performance data including sources of out- or under-performance, manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next). The adviser and subadviser agree from time to time upon the universe of mutual funds that the subadviser may consider when making allocation decisions.

Based on the target allocations, the fund will invest the proceeds from the sale of its shares, reinvest dividends from the underlying funds and other income, and redeem investments in the underlying funds to provide the cash necessary to satisfy redemption requests for fund shares.

The fund may change its target allocation to each asset class, the underlying funds in each asset class (including adding or deleting funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

As of the date of this prospectus, the fund invests primarily in underlying funds advised by the adviser or its affiliate, Massachusetts Financial Services Company (“MFS”). The adviser and MFS are affiliated in that both are indirect subsidiaries of Sun Life Financial, Inc., and thus under common control. The fund may also invest in underlying funds that are managed by an investment manager not associated with the adviser and in other securities. However, it is anticipated that underlying funds managed by the adviser or its affiliates will at all times represent the primary portion of the fund’s investments.

Principal Risks
Investors could lose money on their investment in the fund or the fund may not perform as well as other investment options.

Fund of funds structure and layering of fees

Since the fund invests primarily in the underlying funds, as opposed to other types of securities, the fund does not have the same flexibility in its portfolio holdings as many mutual funds. In addition, the fund indirectly pays a portion of the expenses incurred by the underlying funds. Consequently, an investment in the fund entails more direct and indirect expenses than a direct investment in the underlying funds. For instance, you will bear management fees and operating expenses of both the fund and, indirectly, the underlying funds.

The underlying funds will not necessarily make consistent investment decisions, which may also increase your costs. One underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades without achieving any investment purpose.

Although unrelated subadvisers have been engaged in most cases to manage the adviser’s funds, to the extent that portfolio management teams of underlying funds overlap or draw upon the resources of the same equity and fixed income analyst teams or share common investment management styles or approaches, such underlying funds may hold common portfolio positions, reducing the diversification benefits of an asset allocation style.

The subadviser’s judgment in selecting the underlying funds in which to invest, or in allocating investment by the fund between those underlying funds, could prove wrong or cause the fund to underperform the market or other potential investments.

Fund Summaries – Asset Allocation Funds
SCSM Ibbotson Growth Fund (continued)

Equity fund investments

The underlying equity funds have risks associated with investing in equity securities. An equity fund could lose money or underperform other investments if:

•	The fund’s equity investments do not have the growth potential or value characteristics originally expected.

•	Stocks selected for income do not achieve the same return as securities selected for capital growth, or vice versa.

•	The types of stocks in which the fund invests or the fund’s investment approach fall out of favor with investors.

•
The fund invests heavily in foreign equity markets and such foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market, or economic developments, underperform the U.S. market or other types of investments. Such a fund may also suffer foreign currency exchange losses.

•
The fund concentrates its investments in a particular sector, such as commodities or real estate, and such sector underperforms the financial markets or other types of investments. For example, commodities investments may underperform when prices are depressed by embargo, tariff, natural disaster, disease, or weather or when supply and demand disruptions occur in major producing or consuming regions. Real estate investments may underperform when rising interest rates affect the availability or cost of financing for property acquisitions or when property values are hurt by tax increases, zoning changes, other governmental actions, environmental liabilities, natural disasters, or increased operating expenses.

•	The adviser or subadviser’s judgment about the relative values of securities selected for a fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Fixed income fund investments

The underlying fixed income funds have risks associated with investing in debt securities. A fund could lose money or underperform other investments if:

•
Interest rates go up causing the value of the fund’s portfolio to decline. This is known as interest rate risk and may be greater for securities with longer maturities. Interest rate risk is a significant concern for funds investing primarily in high yield fixed income securities.

•
The issuer of a debt security owned by the fund defaults on its obligation to pay principal or interest, has its credit rating downgraded or is perceived to be less creditworthy, proves to be less creditworthy than its assigned credit rating, or the credit quality or value of any underlying asset declines. This is known as credit risk. Credit risk presents a significant concern for funds investing primarily in high yield fixed income securities.

•
During periods of declining interest rates, the issuer of a security may exercise its option to prepay earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.

•
During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security’s duration (the estimated period until the security is paid in full) and reduce the value of the security. This is known as extension risk.

•	The adviser or subadviser’s judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy proves to be incorrect.

Fund Summaries – Asset Allocation Funds
SCSM Ibbotson Growth Fund (continued)

Fund Performance
The performance information below provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index.  Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Service Class shares

(Full calendar years since October 1, 2008 inception)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	16.75%	2nd Quarter 2009

Lowest	(9.13)%	1st Quarter 2009

Average annual total returns for Service Class shares
(for the periods ended December 31, 2009)

	One Year	Since Inception (October 1, 2008)
Fund	26.75%	9.79%
Dow Jones Moderately Aggressive U.S. Relative Risk Portfolio Index (reflects no deduction for fees or expenses)	28.84%	3.13%

Fund Summaries – Asset Allocation Funds
SCSM Ibbotson Growth Fund (continued)

Portfolio Management

Adviser:  Sun Capital Advisers LLC

Subadviser:  Ibbotson Associates, Inc.

Portfolio Managers:
	Title with the Subadviser	Manager Since
Peng Chen, Ph.D	President	2008
Scott Wentsel	Vice President and Senior Portfolio Manager	2008
John Thompson	Vice President, Portfolio Manager and Director of Global Investment Services	2008
Cindy Galiano	Portfolio Manager	2008

Tax Information
Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

Payments to Broker-Dealers and Other Financial Intermediaries
The fund is only available as an underlying investment for variable annuity and variable life insurance contracts.  The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

Fund Summaries – Asset Allocation Funds
SCSM Ibbotson Moderate Fund

Investment Goal
Long-term capital growth and current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. Please note that the table below does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the expenses shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Service Class
Management Fee	0.13%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.15%
Acquired Fund Fees and Expenses	0.78%
Total Annual Fund Operating Expenses1	1.31%
Fee and Expense Reimbursement	(0.08)%
Net Annual Fund Operating Expenses2	1.23%

1 Total Annual Fund Operating Expenses shown differ from the fund’s ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund (“Acquired Fund Fees and Expenses”), which are required to be included in the table above.
2 Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the “adviser”) has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other operating expenses until at least April 30, 2011.

Example
This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year.  Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.  Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 125	$ 407	$ 711	$ 1,572

Portfolio Turnover
The fund pays no transaction costs, such as commissions, when it buys and sells shares of the underlying funds in which it invests. The underlying funds pay transaction costs when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Fund Summaries – Asset Allocation Funds
SCSM Ibbotson Moderate Fund (continued)

Principal Investments and Strategies
The fund is a “fund of funds.” The fund seeks to achieve its objective by investing in a portfolio of underlying funds.  These underlying funds, in turn, invest in a variety of U.S. and foreign equity, fixed income and money market securities.  Currently, the adviser or its affiliate, MFS, serves as investment adviser to all of the underlying funds.

Because this is a moderate allocation fund, the fund’s assets will be invested primarily in fixed income funds and, to a lesser extent, equity funds, although a portion of its assets will be invested in cash, cash equivalents, or in money market funds.  The fund’s investments are focused in the underlying funds, so the fund’s investment performance is directly related to the performance of the underlying funds. The fund’s net asset value will be affected by the performance of the equity and bond markets and the value of the mutual funds in which the fund invests.

Under normal circumstances, the fund expects to invest its assets between asset classes in the following ranges.  The fixed income fund allocation includes the fund’s investments in cash, cash equivalents, or money market funds.

Equity Fund Allocation		Fixed Income Fund Allocation
Target	Range	Target	Range
40%	30% to 50%	60%	50% to 70%

BASIC INFORMATION ABOUT THE FUND

Based upon the analysis described under “How Investments Are Selected,” the fund expects to invest its assets in underlying mutual funds within the following ranges.

Fund Name	Percentage of Fund Holdings
EQUITY FUNDS
Domestic Equity Funds
SCSM Columbia Small Cap Value Fund	0% to 30%
SCSM Davis Venture Value Fund	0% to 30%
SCSM Goldman Sachs Mid Cap Value Fund	0% to 30%
SCSM Invesco Small Cap Growth Fund	0% to 30%
SCSM Lord Abbett Growth & Income Fund	0% to 30%
SCSM Oppenheimer Large Cap Core Fund	0% to 30%
SCSM Oppenheimer Main Street Small Cap Fund	0% to 30%
SCSM WMC Blue Chip Mid Cap Fund	0% to 30%
SCSM WMC Large Cap Growth Fund	0% to 30%
MFS® Value Portfolio	0% to 30%
International Equity Funds
SCSM AllianceBernstein International Value Fund	0% to 30%
MFS® International Growth Portfolio	0% to 30%
MFS® Research International Portfolio	0% to 30%
MFS® Emerging Market Equity Portfolio	0% to 20%
Specialty Equity Funds
Sun Capital Global Real Estate Fund	0% to 30%
FIXED INCOME FUNDS
Sun Capital Investment Grade Bond Fund®	0% to 50%
Sun Capital Money Market Fund®	0% to 30%
SCSM BlackRock Inflation Protected Bond Fund	0% to 30%
SCSM Goldman Sachs Short Duration Fund	0% to 50%
SCSM PIMCO High Yield Fund	0% to 30%
SCSM PIMCO Total Return Fund	0% to 50%

Fund Summaries – Asset Allocation Funds
SCSM Ibbotson Moderate Fund (continued)

How Investments Are Selected

The precise allocation of the fund’s assets among the asset classes within the ranges targeted for the fund is determined by the subadviser on the basis of its analysis of historical and forecast returns, standard deviations, and correlations of the returns of different market sectors. Within a given asset class, the subadviser selects and weights investments in the underlying funds on the basis of (but not limited to) historical returns-based and holdings-based style analyses, performance data including sources of out- or under-performance manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next). The adviser and subadviser agree from time to time upon the universe of mutual funds that the subadviser may consider when making allocation decisions.

Based on the target allocations, the fund will invest the proceeds from the sale of its shares, reinvest dividends from the underlying funds and other income, and redeem investments in the underlying funds to provide the cash necessary to satisfy redemption requests for fund shares.

The fund may change its target allocation to each asset class, the underlying funds in each asset class (including adding or deleting funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

As of the date of this prospectus, the fund invests primarily in underlying funds advised by the adviser or its affiliate, Massachusetts Financial Services Company (“MFS”). The adviser and MFS are affiliated in that both are indirect subsidiaries of Sun Life Financial, Inc., and thus under common control. The fund may also invest in underlying funds that are managed by an investment manager not associated with the adviser and in other securities. However, it is anticipated that underlying funds managed by the adviser or its affiliates will at all times represent the primary portion of the fund’s investments.

Principal Risks
Investors could lose money on their investment in the fund or the fund may not perform as well as other investment options.

Fund of funds structure and layering of fees

Since the fund invests primarily in the underlying funds, as opposed to other types of securities, the fund does not have the same flexibility in its portfolio holdings as many mutual funds. In addition, the fund indirectly pays a portion of the expenses incurred by the underlying funds. Consequently, an investment in the fund entails more direct and indirect expenses than a direct investment in the underlying funds. For instance, you will bear management fees and operating expenses of both the fund and, indirectly, the underlying funds.

The underlying funds will not necessarily make consistent investment decisions, which may also increase your costs. One underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades without achieving any investment purpose.

Although unrelated subadvisers have been engaged in most cases to manage the adviser’s funds, to the extent that portfolio management teams of underlying funds overlap or draw upon the resources of the same equity and fixed income analyst teams or share common investment management styles or approaches, such underlying funds may hold common portfolio positions, reducing the diversification benefits of an asset allocation style.

The subadviser’s judgment in selecting the underlying funds in which to invest, or in allocating investment by the fund between those underlying funds, could prove wrong or cause the fund to underperform the market or other potential investments.

Fund Summaries – Asset Allocation Funds
SCSM Ibbotson Moderate Fund (continued)

Equity fund investments

The underlying equity funds have risks associated with investing in equity securities. An equity fund could lose money or underperform other investments if:

•	The fund’s equity investments do not have the growth potential or value characteristics originally expected.

•	Stocks selected for income do not achieve the same return as securities selected for capital growth, or vice versa.

•	The types of stocks in which the fund invests or the fund’s investment approach fall out of favor with investors.

•
The fund invests heavily in foreign equity markets and such foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market, or economic developments, underperform the U.S. market or other types of investments. Such a fund may also suffer foreign currency exchange losses.

•
The fund concentrates its investments in a particular sector, such as commodities or real estate, and such sector underperforms the financial markets or other types of investments. For example, commodities investments may underperform when prices are depressed by embargo, tariff, natural disaster, disease, or weather or when supply and demand disruptions occur in major producing or consuming regions. Real estate investments may underperform when rising interest rates affect the availability or cost of financing for property acquisitions or when property values are hurt by tax increases, zoning changes, other governmental actions, environmental liabilities, natural disasters, or increased operating expenses.

•	The adviser or subadviser’s judgment about the relative values of securities selected for a fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Fixed income fund investments

The underlying fixed income funds have risks associated with investing in debt securities. A fund could lose money or underperform other investments if:

•
Interest rates go up causing the value of the fund’s portfolio to decline. This is known as interest rate risk and may be greater for securities with longer maturities. Interest rate risk is a significant concern for funds investing primarily in high yield fixed income securities.

•
The issuer of a debt security owned by the fund defaults on its obligation to pay principal or interest, has its credit rating downgraded or is perceived to be less creditworthy, proves to be less creditworthy than its assigned credit rating, or the credit quality or value of any underlying asset declines. This is known as credit risk. Credit risk presents a significant concern for funds investing primarily in high yield fixed income securities.

•
During periods of declining interest rates, the issuer of a security may exercise its option to prepay earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.

•
During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security’s duration (the estimated period until the security is paid in full) and reduce the value of the security. This is known as extension risk.

•	The adviser or subadviser’s judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy proves to be incorrect.

Fund Summaries – Asset Allocation Funds
SCSM Ibbotson Moderate Fund (continued)

Fund Performance
The performance information below provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index.  Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Service Class shares

(Full calendar years since October 1, 2008 inception)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	9.51%	3rd Quarter 2009

Lowest	(3.38)%	1st Quarter 2009

Average annual total returns for Service Class shares
(for the periods ended December 31, 2009)

	One Year	Since Inception (October 1, 2008)
Fund	19.22%	7.45%
Dow Jones Moderately Conservative U.S. Relative Risk Portfolio Index (reflects no deduction for fees or expenses)	16.65%	6.73%

Fund Summaries – Asset Allocation Funds
SCSM Ibbotson Moderate Fund (continued)

Portfolio Management

Adviser:  Sun Capital Advisers LLC

Subadviser:  Ibbotson Associates, Inc.

Portfolio Managers:
	Title with the Subadviser	Manager Since
Peng Chen, Ph.D	President	2008
Scott Wentsel	Vice President and Senior Portfolio Manager	2008
John Thompson	Vice President, Portfolio Manager and Director of Global Investment Services	2008
Cindy Galiano	Portfolio Manager	2008

Tax Information
Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

Payments to Broker-Dealers and Other Financial Intermediaries
The fund is only available as an underlying investment for variable annuity and variable life insurance contracts.    The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

Fund Summaries – Equity Funds
SCSM AllianceBernstein International Value Fund

Investment Goal
Long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. Please note that the table below does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the expenses shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Service Class
Management Fee	0.63%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.82%
Total Annual Fund Operating Expenses1	1.70%
Fee and Expense Reimbursement	(0.69)%
Net Annual Fund Operating Expenses2	1.01%

1 Total Annual Fund Operating Expenses shown differ from the fund’s ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund (“Acquired Fund Fees and Expenses”), which are required to be included in the table above.
2 Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the “adviser”) has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other operating expenses until at least April 30, 2011.

Example
This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year.  Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.  Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 103	$ 468	$ 858	$ 1,951

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 49% of the average value of its portfolio.

Fund Summaries – Equity Funds
SCSM AllianceBernstein International Value Fund (continued)

Principal Investments and Strategies
The fund invests primarily in a diversified portfolio of equity securities of established companies selected from more than 40 industries and more than 40 developed and emerging market countries. The fund normally invests in companies from at least three countries other than the United States, including developed nations in Europe and the Far East, Canada, and Australia and emerging market countries worldwide.

The subadviser may seek to hedge currency exposure or to invest in currencies by taking long or short positions via currency-related derivatives. The fund may enter into derivatives transactions unrelated to currencies, such as options, futures, forwards and swap agreements. The fund may invest in depositary receipts, instruments of supranational entities denominated in the currency of any country, securities of multinational companies and semi-governmental securities, private placements and offers for sale, REITs, income trusts, stapled securities, warrants, rights, and local access products. Local access products are derivatives that, like depositary receipts, enable the fund to invest in foreign markets where direct investments in the securities of specific companies is restricted or expensive.  These products are often structured as notes, call options or warrants.  An entity will be considered supranational if designated or supported by the national government of one or more countries to promote economic reconstruction or development. Securities will be considered semi-governmental if issued by an entity owned by either a national, state or equivalent government or if issued by such a government jurisdiction without the backing of its full faith and credit and general taxing power.

How Investments Are Selected

In selecting securities for the fund’s portfolio, the subadviser uses its fundamental and quantitative research to seek to identify companies whose long-term earnings power is believed by the subadviser not to be reflected in the current market price of their securities.

The subadviser selects investments for the fund using a fundamental value approach to equity investing. This approach generally defines value as the relationship between a security’s current price and its intrinsic economic value, as measured by long-term earnings prospects. A company’s financial performance is typically projected over a full economic cycle, including a trough and a peak, within the context of forecasts for real economic growth, inflation and interest rate changes. As a result, forecasts of near term economic events are generally not of major consequence. In each market, this approach seeks to identify a universe of securities that are considered by the subadviser to be attractively priced relative to their future earnings power.

The subadviser’s proprietary quantitative expected return model ranks all potential investments in order from the highest to lowest expected return. When deciding how much of each security to purchase for the fund, the subadviser considers aggregate portfolio characteristics and evaluates overall regional, country and currency exposures, sector concentration, degree of undervaluation and other subtle similarities among investments. The subadviser uses various portfolio management tools and models to analyze the various risks associated with investment for purposes of constructing a portfolio with a balance of risk and return the subadviser believes to be effective and appropriate for this type of equity portfolio.

A security generally will be sold when it no longer meets appropriate valuation criteria. The sale of a stock that has reached its pre-determined target price may be delayed, however, when the subadviser perceives positive indicators about the security in the near term.

Principal Risks
Investors could lose money on their investments in the fund or the fund could underperform if any of the following occurs:

Foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market, or economic developments, underperform the U.S. market or other types of investments.

Attempts by the subadviser to hedge foreign currency risk or to profit from foreign currency positions are unsuccessful and/or result in foreign currency exchange losses.

Fund Summaries – Equity Funds
SCSM AllianceBernstein International Value Fund (continued)

•	The market undervalues securities held by the fund for longer than expected.

•	Value stocks fall out of favor with the stock markets relative to growth stocks.

•
The fund’s investments in derivative instruments, which can have a significant impact on the fund’s exposure to market values, interest rates or currency exchange rates, are mispriced, improperly valued or correlate poorly with the underlying asset.  Disproportionate losses may result from the fund’s use of derivative instruments.

•
The fund’s investments in derivative instruments become illiquid, difficult to price or leveraged so that small changes may produce disproportionate losses.  Derivatives may be subject to counterparty risk to a greater degree than more traditional investments.

•
The fund’s investments in REITs experience the same risks as direct ownership of real estate, such as the risk that the value of real estate could decline due to factors that affect the real estate market generally.  REITs may also decline in value due to the capability of their managers, limited diversification, and changes in tax laws.

•	The subadviser’s judgments about the relative values of securities selected for the fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Fund Performance
The performance information below provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index.  Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Service Class shares

(Full calendar years since October 1, 2008 inception)

Fund Summaries – Equity Funds
SCSM AllianceBernstein International Value Fund (continued)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	25.85%	2nd Quarter 2009

Lowest	(15.03)%	1st Quarter 2009

Average annual total returns for Service Class shares
(for the periods ended December 31, 2009)

	One Year	Since Inception (October 1, 2008)
Fund	29.26%	2.00%
MSCI-EAFE Index (reflects no deduction for fees or expenses)	31.78%	4.36%

Portfolio Management

Adviser:  Sun Capital Advisers LLC

Subadviser:  AllianceBernstein L.P.

Portfolio Managers:
	Title with the Subadviser	Manager Since
Sharon E. Fay	Executive Vice President and Head of Bernstein Value Equities, CIO Global Value Equities, and Chair of Global Value Investment Policy Group	2008
Kevin F. Simms	Senior Vice President, Co-CIO of International Value Equities, and Director of Research for International Value and Global Value Equities	2008
Henry S. D’Auria	Senior Vice President, CIO of Emerging Markets Value Equities, and Co-CIO of International Value Equities	2008
Eric J. Franco	Senior Portfolio Manager for International and Global Value Equities	2009

Tax Information
Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

Payments to Broker-Dealers and Other Financial Intermediaries
The fund is only available as an underlying investment for variable annuity and variable life insurance contracts.  The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

Fund Summaries – Equity Funds
SCSM Columbia Small Cap Value Fund (formerly SC Dreman Small Cap Value Fund)

Investment Goal
Long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund.  Please note that the table below does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the expenses shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Service Class
Management Fee	0.90%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.72%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses1	1.88%
Fee and Expense Reimbursement	(0.47)%
Net Annual Fund Operating Expenses2	1.41%

1 Total Annual Fund Operating Expenses shown differ from the fund’s ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund (“Acquired Fund Fees and Expenses”), which are required to be included in the table above.
2 Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the “adviser”) has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other operating expenses until at least April 30, 2011.

Example
This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year.  Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.  Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 144	$ 545	$ 972	$ 2,163

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 110% of the average value of its portfolio.

Fund Summaries – Equity Funds
SCSM Columbia Small Cap Value Fund (continued)

Principal Investments and Strategies
Under normal conditions, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small capitalization companies that Columbia Management Investment Advisers, LLC, the fund’s subadviser, believes to be undervalued. The subadviser considers small capitalization companies to be companies that, at the time of purchase, have market capitalizations in the range of the companies in the Russell 2000® Value Index (between $3.02 million to $2.76 billion as of December 31, 2009). This range varies daily. The fund may, but need not, sell a security if the issuer’s market capitalization subsequently falls outside this range.

The fund may invest up to 20% of its assets in foreign securities, including American Depositary Receipts (“ADRs”). The fund may invest in real estate investment trusts (“REITs”).

 The subadviser may sell a security when its price reaches a target that is based on a risk-adjusted return expectation over the subadviser’s time horizon; if the subadviser believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or if the security appreciates to a market capitalization larger than that of the largest market capitalization in the benchmark.  The subadviser may also sell a security to reduce the fund’s holding when it grows larger than the security’s weighting in the benchmark.

How Investments Are Selected

The subadviser combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the fund’s portfolio. The subadviser considers, among other factors:

•	businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects or other factors;

•
various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The subadviser believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation;

•	a company’s current operating margins relative to its historic range and future potential; and

•
potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

Principal Risks
Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

•	U.S. or foreign stock markets go down or perform poorly relative to other types of investments.

•	Small cap securities, which generally are more volatile and less liquid than mid or large cap securities, decline in value more steeply or become less liquid than expected.

•	The fund’s value investment style and small cap focus do not produce favorable results relative to market trends.

•
Foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market, or economic developments, underperform the U.S. market or other types of investments.

•
ADRs entail similar investment risks to direct ownership of foreign securities traded outside of the U.S. markets, including increased market, liquidity, currency, political, information and other risks.

•
The fund’s investments in REITs experience the same risks as direct ownership of real estate, such as the risk that the value of real estate could decline due to factors that affect the real estate market generally.  REITs may also decline in value due to the capability of their managers, limited diversification, and changes in tax laws.

Fund Summaries – Equity Funds
SCSM Columbia Small Cap Value Fund (continued)

•
The fund has a significant portion of its assets invested in securities of companies conducting business in the same industry or in a closely related group of industries within an economic sector, which could make the fund more vulnerable to unfavorable developments in an industry or sector than funds that invest more broadly.

•	The subadviser’s judgments about the relative values of securities selected for the fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Fund Performance
The performance information below provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index.  Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Service Class shares

(Full calendar years since October 1, 2008 inception)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	22.29%	2nd Quarter 2009

Lowest	(15.56)%	1st Quarter 2009

Fund Summaries – Equity Funds
SCSM Columbia Small Cap Value Fund (continued)

Average annual total returns for Service Class shares
(for the periods ended December 31, 2009)

	One Year	Since Inception (October 1, 2008)
Fund	30.07%	3.02%
Russell 2000® Value Index (reflects no deduction for fees or expenses)	20.58%	(7.62)%

Portfolio Management

Adviser:  Sun Capital Advisers LLC

Subadviser:  Columbia Management Investment Advisers, LLC

Portfolio Managers:
	Title with the Subadviser	Manager Since
Stephen D. Barbaro, CFA	Senior Portfolio Manager	2010
Jeremy H. Javidi, CFA	Senior Portfolio Manager	2010

Columbia Management Investment Advisers, LLC became the fund’s subadviser on May 1, 2010.

Tax Information
Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

Payments to Broker-Dealers and Other Financial Intermediaries
The fund is only available as an underlying investment for variable annuity and variable life insurance contracts.  The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

Fund Summaries – Equity Funds
SCSM Davis Venture Value Fund

Investment Goal
Growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund.  Please note that the table below does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the expenses shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Service Class
Management Fee	0.75%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	1.18%
Fee and Expense Reimbursement	(0.03)%
Net Annual Fund Operating Expenses1	1.15%

1 Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the “adviser”) has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other operating expenses until at least April 30, 2011.

Example
This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year.  Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.  Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 117	$ 372	$ 646	$ 1,429

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Fund Summaries – Equity Funds
SCSM Davis Venture Value Fund (continued)

Principal Investments and Strategies
The fund invests primarily in the common stock of large capitalization U.S. companies with market capitalizations of at least $10 billion at the time of purchase.

How Investments Are Selected

The investment philosophy of the fund’s investment subadviser, Davis Selected Advisers, L.P. (“Davis Advisors”), is to select common stocks of growing companies at value prices and to hold them for the long term. Davis Advisors uses extensive research to seek overlooked companies with sustainable growth rates that currently sell at modest price-earnings multiples. The fund may invest up to 20% of its total assets in foreign securities, not including American Depositary Receipts (“ADRs”), American Depositary Shares, or U.S. dollar denominated securities of foreign issuers.

In selecting securities for the fund, Davis Advisors looks for companies with some or all of the following characteristics:

First Class Management
•	Proven track record
•
Significant alignment of management’s and investor’s interest in business (e.g., through significant stock ownership by directors and officers or through compensation incentives tied to company performance)

•	Intelligent application of capital (financial resources are invested in a manner likely to increase the company’s profitability and benefit shareholders)

Strong Financial Condition and Satisfactory Profitability
•	Strong balance sheet
•	Low cost structure
•	High returns on capital

Strong Competitive Positioning
•	Products and services that are unlikely to become obsolete
•	Dominant or growing market share
•	Global presence and brand names

The fund historically has invested a significant portion of its assets in the financial services sector.

While Davis Advisors plans on holding securities for the long term, it will consider selling a security if the stock’s market price exceeds its estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the security is no longer attractive. Criteria may include deteriorating fundamentals, a negative change in management or strategy, misinformation, excessive valuations, more attractive opportunities, or similar criteria.

Principal Risks
Investors could lose money on their investments in the fund or the fund could underperform if any of the following occurs:

•	U.S. or foreign stock markets go down or perform poorly relative to other types of investments.

•	Value stocks fall out of favor with the stock market relative to growth stocks.

•	Large capitalization stocks underperform relative to small or mid-capitalization stocks.

•	The market undervalues the stocks held by the fund for longer than expected.

•	Companies in the fund’s portfolio fail to achieve earnings estimates or other market expectations, causing their stock prices to fall.

•
Foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market, or economic developments, underperform the U.S. market or other types of investments.

Fund Summaries – Equity Funds
SCSM Davis Venture Value Fund (continued)

•
ADRs entail similar investment risks to direct ownership of foreign securities traded outside of the U.S. markets, including increased market, liquidity, currency, political, information and other risks.

•	The subadviser’s judgments about the relative values of securities selected for the fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Risks of investing in the financial services sector include:

•	Financial services companies may suffer a setback if regulators change the rules under which they operate.

•	Unstable and/or rising interest rates may have a disproportionate effect on financial services companies.

•
Some financial services companies may have loan portfolios concentrated in a particular industry, such as a high level of loans to real estate developers, which make them vulnerable to economic conditions that affect that industry.

•	Some financial services companies may suffer from the increasingly competitive environment in which they operate.

•	Some financial services companies may have credit exposures that under certain circumstances could result in a substantial loss (e.g., sub-prime loans).

Fund Performance
The performance information below provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index.  Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Service Class shares

(Full calendar years since May 1, 2006 inception)

Fund Summaries – Equity Funds
SCSM Davis Venture Value Fund (continued)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	19.56%	2nd Quarter 2009

Lowest	(23.53)%	4th Quarter 2008

Average annual total returns for Service Class shares
(for the periods ended December 31, 2009)

	One Year	Since Inception (May 1, 2006)
Fund	29.02%	(2.46)%
S&P 500 Index (reflects no deduction for fees or expenses)	26.46%	(2.20)%

Portfolio Management

Adviser:  Sun Capital Advisers LLC

Subadviser:  Davis Selected Advisers, L.P.

Portfolio Managers:
	Title with the Subadviser	Manager Since
Christopher C. Davis	Chairman and Portfolio Manager	2000
Kenneth C. Feinberg	Portfolio Manager	2000

Tax Information
Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

Payments to Broker-Dealers and Other Financial Intermediaries
The fund is only available as an underlying investment for variable annuity and variable life insurance contracts.  The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

Fund Summaries – Equity Funds
SCSM Goldman Sachs Mid Cap Value Fund

Investment Goal
Long-term total return on capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. Please note that the table below does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered.  If those separate account fees were reflected, the expenses shown below would be higher.  Please see the prospectus for your variable contract for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Service Class
Unified Management Fee	1.05%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.02%
Total Annual Fund Operating Expenses1	1.32%

1 Total Annual Fund Operating Expenses shown differ from the fund’s ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund (“Acquired Fund Fees and Expenses”), which are required to be included in the table above.

Example
This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year.  Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.  Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 134	$ 418	$ 723	$ 1,590

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 159% of the average value of its portfolio.

Principal Investments and Strategies
Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a broadly diversified portfolio of equity investments in mid capitalization U.S. companies, including non-U.S. companies that are traded or headquartered in the United States. The fund’s subadviser anticipates that, under normal circumstances, the fund will invest at least 90% of its net assets in such equity investments. The fund seeks to maximize return while maintaining risk, style, capitalization and industry characteristics similar to those of its benchmark, the Russell MidCap® Value Index. The index is designed to represent an investible universe of mid cap companies with low earnings growth expectations. The fund uses public market capitalizations (based upon unrestricted shares available for trading) to identify companies with capitalizations similar to those within the range of the market capitalizations of companies included in the Russell MidCap® Value Index at the time of investment. As of December 31, 2009, the market capitalization range of companies in the Russell MidCap® Value Index was $57.51 million to $13.68 billion. This range varies daily. The fund may, but need not, sell a security if the issuer’s market capitalization subsequently falls outside this range. The fund is not required to limit its investments to securities included in the Russell MidCap® Value Index.

Fund Summaries – Equity Funds
SCSM Goldman Sachs Mid Cap Value Fund (continued)

How Investments Are Selected

The key investment strategies of Goldman Sachs Asset Management, L.P., the fund’s subadviser, include:

•	Using proprietary quantitative models to evaluate companies’ fundamental characteristics; these techniques emphasize stock selection, portfolio construction and efficient implementation.

•
Selecting stocks by employing a proprietary model to forecast expected returns for a universe of over 3,500 U.S. stocks on a daily basis. This model is based on six investment themes – Valuation, Profitability, Quality, Management, Momentum and Sentiment – chosen because the subadviser believes they:

•	Offer fundamental investment appeal,
•	Demonstrate a statistically significant ability to forecast returns,
•	Work well in different kinds of market environments and across different kinds of stocks, and
•	Contribute to excess return as demonstrated by attribution from portfolio simulations.

In addition, since the correlations between the themes are low, the subadviser believes each should bring new information to the overall evaluation of a stock’s attractiveness and contribute to a better buy/sell decision on each stock.

•	Identifying and measuring comparative risks between equity investments through the use of models in an effort to construct the most efficient risk/return portfolio.

•	Designing trading strategies to minimize total transaction costs to the fund.

The subadviser will not consider the fund’s portfolio turnover rate a limiting factor in making investment decisions for the fund, and the portfolio’s investment style may result in frequent trading and relatively high portfolio turnover. The turnover may be higher or lower than 100%, depending on market conditions and changes to the composition of the benchmark index.

Principal Risks
Investors could lose money on their investments in the fund or the fund could underperform if any of the following occurs:

•	U.S. stock markets go down or perform poorly relative to other types of investments.

•
Securities of mid capitalization companies, which involve greater risks than those associated with larger capitalization companies, experience abrupt or erratic price movements or lack sufficient market liquidity to enable the fund to effect sales at an advantageous time or without a substantial drop in price.

•	The value of securities in the fund’s portfolio decreases in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

•
The fund engages in active and frequent trading, which may result in increased transaction costs to the fund, (including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and on reinvestment in other securities) and adversely affect fund performance.

•	The subadviser’s judgments about the relative values of securities selected for the fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Fund Summaries – Equity Funds
SCSM Goldman Sachs Mid Cap Value Fund (continued)

Fund Performance
The performance information below provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index.  Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Service Class shares

(Full calendar years since March 7, 2008 inception)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	22.50%	3rd Quarter 2009

Lowest	(16.59)%	1st Quarter 2009

Average annual total returns for Service Class shares
(for the periods ended December 31, 2009)

	One Year	Since Inception (March 7, 2008)
Fund	25.38%	(7.06)%
Russell MidCap® Value Index (reflects no deduction for fees or expenses)	34.21%	(5.36)%

Fund Summaries – Equity Funds
SCSM Goldman Sachs Mid Cap Value Fund (continued)

Portfolio Management

Adviser:  Sun Capital Advisers LLC

Subadviser:  Goldman Sachs Asset Management, L.P.

Portfolio Managers:
	Title with the Subadviser	Manager Since
Andrew Alford, PhD	Managing Director	2008
Katinka Domotorffy, CFA	Managing Director, CIO and Head of Quantitative Investment Strategies (“QIS”)	2009
William J. Fallon, PhD	Managing Director, Co-CIO of QIS Alpha Strategies, Head of Research	2010

Tax Information
Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

Payments to Broker-Dealers and Other Financial Intermediaries
The fund is only available as an underlying investment for variable annuity and variable life insurance contracts.  The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

Fund Summaries – Equity Funds
SCSM Invesco Small Cap Growth Fund (formerly SC AIM Small Cap Growth Fund)

Investment Goal
Long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund.  Please note that the table below does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered.  If those separate account fees were reflected, the expenses shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Service Class
Management Fee	0.95%
Distribution (12b-1) Fee	0.25%
Other Expenses	1.28%
Total Annual Fund Operating Expenses	2.48%
Fee and Expense Reimbursement	(1.08)%
Net Annual Fund Operating Expenses1	1.40%

1 Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the “adviser”) has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other operating expenses until at least April 30, 2011.

Example
This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year.  Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.  Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 143	$ 669	$ 1,223	$ 2,734

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 114% of the average value of its portfolio.

Principal Investments and Strategies
The fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of small capitalization companies. The fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2009, the largest market capitalization resulting from this formula was $5.59 billion. The fund may, but need not, sell a security if the issuer’s market capitalization subsequently exceeds this size.

Fund Summaries – Equity Funds
SCSM Invesco Small Cap Growth Fund (continued)

In complying with its 80% investment policy, the fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic and derivative instruments.

The fund may invest up to 25% of its total assets in securities issued by issuers outside of the U.S. or other securities representing underlying securities of foreign issuers, such as American Depositary Receipts (“ADRs”) and securities denominated in foreign currencies. The fund may also invest in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments.

How Investments Are Selected

In selecting securities for the fund’s portfolio, the subadviser’s portfolio managers seek to identify those companies that have strong earnings growth or demonstrate other potential for growth of capital, as further described below.

In selecting investments, the portfolio managers utilize a disciplined portfolio construction process that aligns the fund with the Russell 2000® Growth Index. The security selection process is based on a three-step process that includes fundamental, valuation and timeliness analysis.

•
Fundamental analysis involves building a series of financial models, as well as conducting in-depth interviews with company management. The goal is to find high quality, fundamentally sound companies operating in an attractive industry. Attractive industries are those with higher purchaser demand, those driven by macroeconomic or demographic trends, those industry niches taking market share from fragmented or mature industries, and those industries that allow for differentiation, added value and pricing flexibility.

•
Valuation analysis focuses on identifying attractively valued securities, based upon their growth potential over a one- to two-year time horizon. Portfolio managers focus on the price to earnings ratio, and the price-to-earnings metric they use is based on their estimate of the long-term growth rate.

•
Timeliness analysis is used to help identify the “timeliness” of a purchase. In this step, relative price strength, trading volume characteristics, and trend analysis are reviewed for signs of deterioration. If a stock shows signs of deterioration, it will not be considered as a candidate for the portfolio.

The portfolio managers consider selling a security if a change in industry or company fundamentals indicates a problem, the price target set at purchase is exceeded or a change in technical outlook indicates poor relative strength.

Principal Risks
Investors could lose money on their investments in the fund or the fund could underperform if any of the following occurs:

•	U.S. or foreign stock markets go down or perform poorly relative to other types of investments.

•	Small cap securities, which generally are more volatile and less liquid than mid or large cap securities, decline in value more steeply or become less liquid than expected.

•	The fund’s growth-oriented investment style and small cap focus do not produce favorable results relative to market trends.

•
Foreign equity markets, which can be more volatile than the U.S. markets due to increased risks of adverse political, regulatory, market, or economic developments, underperform the U.S. market or other types of investments.

•	The value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, falls because currency exchange rates change. This is known as currency risk.

Fund Summaries – Equity Funds
SCSM Invesco Small Cap Growth Fund (continued)

•
ADRs entail similar investment risks to direct ownership of foreign securities traded outside of the U.S. markets, including increased market, liquidity, currency, political, information and other risks.

•
Convertible securities are affected by: market interest rates, the risk that the issuer may default on interest or principal payments, and the value of the underlying common stock into which these securities may be converted.

•	The subadviser’s judgments about the relative values of securities selected for the fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Fund Performance
The performance information below provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index.  Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Service Class shares

(Full calendar years since October 1, 2008 inception)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	18.30%	2nd Quarter 2009

Lowest	(6.00)%	1st Quarter 2009

Fund Summaries – Equity Funds
SCSM Invesco Small Cap Growth Fund (continued)

Average annual total returns for Service Class shares
(for the periods ended December 31, 2009)

	One Year	Since Inception (October 1, 2008)
Fund	31.39%	(1.16)%
Russell 2000® Growth Index (reflects no deduction for fees or expenses)	34.47%	(1.95)%

Portfolio Management

Adviser:  Sun Capital Advisers LLC

Subadviser:  Invesco Advisers, Inc.

Portfolio Managers:
	Title with the Subadviser	Manager Since
Juliet Ellis	Senior Portfolio Manager	2008
Juan Hartsfield	Portfolio Manager	2008
Clay Manley	Portfolio Manager	2008

Tax Information
Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

Payments to Broker-Dealers and Other Financial Intermediaries
The fund is only available as an underlying investment for variable annuity and variable life insurance contracts.  The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

Fund Summaries – Equity Funds
SCSM Lord Abbett Growth & Income Fund

Investment Goal
Long-term growth of capital and income without excessive fluctuations in market value.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. Please note that the table below does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the expenses shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Service Class
Unified Management Fee	0.87%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.02%
Total Annual Fund Operating Expenses1	1.14%
Fee and Expense Reimbursement	(0.01)%
Net Annual Fund Operating Expenses2	1.13%

1 Total Annual Fund Operating Expenses shown differ from the fund’s ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund (“Acquired Fund Fees and Expenses”), which are required to be included in the table above.
2 Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the “adviser”) has contractually agreed not to impose all or a portion of its unified management fee and, if necessary, to limit other operating expenses until at least April 30, 2011.

Example
This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year.  Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 115	$ 361	$ 627	$ 1,385

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 83% of the average value of its portfolio.

Principal Investments and Strategies
Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large companies. For purposes of this fund, a large company is one that has a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 1000® Index. The fund may, but need not, sell a security if the issuer’s market capitalization subsequently falls outside this range. As of December 31, 2009, the market capitalization range of companies in the Russell 1000® Index was $74.59 million to $332.75 billion. This range varies daily.

Fund Summaries – Equity Funds
SCSM Lord Abbett Growth & Income Fund (continued)

The fund primarily purchases equity securities of large, seasoned, U.S. and multinational companies that the fund’s subadviser believes are undervalued.  The fund may invest up to 10% of its net assets in securities issued by foreign companies that primarily are traded outside of the U.S.  The fund may invest without limitation in securities of companies that are incorporated or organized under the laws of jurisdictions outside of the U.S., but primarily traded on a U.S. securities exchange, including American Depositary Receipts (“ADRs”) and similar depositary receipts.

How Investments Are Selected

The key investment strategies of Lord, Abbett & Co. LLC, the fund’s subadviser, include:

•
Investing in companies that the subadviser believes have been undervalued by the market and are selling at reasonable prices in relation to the subadviser’s assessment of their potential or intrinsic value.  A security may be undervalued by the market because of a lack of awareness of the company’s intrinsic value or a lack of recognition of the company’s future potential.  In addition, a company may be undervalued because it may be temporarily out of favor by the market.

•	Investing in large, seasoned companies that tend to be less volatile than smaller companies.

•	Monitoring company fundamentals, market and economic environments, and valuation targets to determine when to sell portfolio holdings.

Principal Risks
Investors could lose money on their investments in the fund or the fund could underperform if any of the following occurs:

•	U.S. or foreign stock markets go down or perform poorly relative to other types of investments.

•	The prospects of individual companies in which the fund invests change.

•	Large capitalization value stocks underperform relative to small or mid capitalization stocks or growth stocks.

•	Due to investments in multinational companies, the fund experiences greater market, liquidity, currency, political, information and other risks.

•	The market undervalues the stocks held by the fund for longer than expected.

•	Securities judged to be undervalued are actually appropriately priced.

•
Foreign equity markets, which can be more volatile than the U.S. markets due to increased risks of adverse political, regulatory, market, or economic developments, underperform the U.S. market or other types of investments.

•
ADRs entail similar investment risks to direct ownership of foreign securities traded outside of the U.S. markets, including increased market, liquidity, currency, political, information and other risks.

•	The subadviser’s judgments about the relative values of securities selected for the fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Fund Summaries – Equity Funds
SCSM Lord Abbett Growth & Income Fund (continued)

Fund Performance
The performance information below provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index.  Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Service Class shares

(Full calendar years since March 7, 2008 inception)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	17.77%	2nd Quarter 2009

Lowest	(16.53)%	1st Quarter 2009

Average annual total returns for Service Class shares
(for the periods ended December 31, 2009)

	One Year	Since Inception (March 7, 2008)
Fund	17.41%	(9.28)%
Russell 1000® Value Index (reflects no deduction for fees or expenses)	19.69%	(8.92)%

Fund Summaries – Equity Funds
SCSM Lord Abbett Growth & Income Fund (continued)

Portfolio Management

Adviser:  Sun Capital Advisers LLC

Subadviser:  Lord, Abbett & Co. LLC

Portfolio Managers:
	Title with the Subadviser	Manager Since
Eli M. Salzmann	Partner and Director	2008
Lawrence D. Sachs	Partner and Portfolio Manager	2009

Tax Information
Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

Payments to Broker-Dealers and Other Financial Intermediaries
The fund is only available as an underlying investment for variable annuity and variable life insurance contracts.  The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

Fund Summaries – Equity Funds
SCSM Oppenheimer Large Cap Core Fund

Investment Goal
Long-term capital growth.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. Please note that the table below does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the expenses shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Service Class
Management Fee	0.70%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.50%
Total Annual Fund Operating Expenses1	1.45%
Fee and Expense Reimbursement	(0.29)%
Net Annual Fund Operating Expenses2	1.16%

1 Total Annual Fund Operating Expenses shown differ from the fund’s ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund (“Acquired Fund Fees and Expenses”), which are required to be included in the table above.
2 Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the “adviser”) has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other operating expenses. until at least April 30, 2011.

Example
This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year.  Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.  Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 118	$ 430	$ 765	$ 1,710

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 109% of the average value of its portfolio.

Principal Investments and Strategies
The fund invests primarily in equity securities of U.S. companies.

Under normal conditions, the fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of large capitalization companies. The fund currently considers companies that have market capitalizations similar to those of companies included in the Standard & Poor’s 500 Index (the “S&P 500 Index”) to be large capitalization companies. The size of the capitalization of companies in the S&P 500 Index varies daily. The fund measures that capitalization at the time the fund buys the security, and it is not required to sell the security if the issuer’s capitalization shrinks so that it is no longer included in the S&P 500 Index. The definition of a large capitalization company is subject to change.

Fund Summaries – Equity Funds
SCSM Oppenheimer Large Cap Core Fund (continued)

The fund may invest without limit in securities of U.S. companies and of foreign companies that are listed or traded in the U.S., but does not invest more than 10% of its assets in other foreign securities. These U.S. and foreign companies in which the fund invests may be of any size, subject to the fund’s overall policy of investing at least 80% of its net asses in securities of large capitalization companies.

The fund may engage in active and frequent trading to try to achieve its investment objective and may, at times, have portfolio turnover in excess of 100% annually.

How Investments Are Selected

In selecting securities for purchase or sale by the fund, the portfolio manager follows an investment process that uses a systematic and disciplined quantitative investment style. While this process and the inter-relationships of the factors used may change over time and its implementation may vary in particular cases, in general, the investment selection process includes the strategies described below:

•
In selecting stocks, the portfolio manager uses proprietary quantitative valuation techniques, which incorporate data derived from fundamental analysis, to identify opportunities within the S&P 500 Index. Individual stocks are selected for the fund using a ranking process based on those valuation models.

•
The portfolio manager uses both quantitative and fundamental analytical tools, including internal research and reports by other market analysts, to identify stocks within the selected universe that may be attractive investment opportunities, for example, by selecting stocks of issuers that have attractive earnings, cash flow, revenues, and/or other favorable characteristics.

•	Seeking to reduce overall risks, the portfolio manager diversifies the fund’s equity positions by allocating investments among sectors within the S&P 500 Index.

Principal Risks
Investors could lose money on their investments in the fund or the fund could underperform if any of the following occurs:

•	U.S. or foreign stock markets go down or perform poorly relative to other types of investments.

•	An adverse event depresses the value of a particular stock or industry in which the fund invests.

•
Foreign equity markets, which can be more volatile than the U.S. markets due to increased risks of adverse political, regulatory, market, or economic developments, underperform the U.S. market or other types of investments.

•
The fund engages in active and frequent trading, which may result in increased transaction costs to the fund (including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and on reinvestment in other securities), and adversely affect fund performance.

•	The subadviser’s judgments about the relative values of securities selected for the fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Fund Summaries – Equity Funds
SCSM Oppenheimer Large Cap Core Fund (continued)

Fund Performance
The performance information below provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index.  Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Service Class shares

(Full calendar years since February 1, 2004 inception)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	15.58%	3rd Quarter 2009

Lowest	(19.68)%	4th Quarter 2008

Average annual total returns for Service Class shares
(for the periods ended December 31, 2009)

	One Year	Five Years	Since Inception (February 1, 2004)
Fund	20.85%	(3.28)%	(0.72)%
S&P 500 Index (reflects no deduction for fees or expenses)	26.46%	0.42%	1.81%

Fund Summaries – Equity Funds
SCSM Oppenheimer Large Cap Core Fund (continued)

Portfolio Management

Adviser:  Sun Capital Advisers LLC

Subadviser:  OppenheimerFunds, Inc.

Sub-Subadviser:  OFI Institutional Asset Management

Portfolio Manager:
	Title with the Subadviser	Manager Since
Dave Schmidt, CFA	Vice President and Portfolio Manager	2008

OppenheimerFunds, Inc. became the fund’s subadviser on May 1, 2008. Effective with the change in subadviser, the fund’s investment strategy changed from an “all capitalization” strategy to one focusing on large capitalization stocks.

Tax Information
Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

Payments to Broker-Dealers and Other Financial Intermediaries
The fund is only available as an underlying investment for variable annuity and variable life insurance contracts.  The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

Fund Summaries – Equity Funds
SCSM Oppenheimer Main Street Small Cap Fund

Investment Goal
Capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund.  Please note that the table below does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered.  If those separate account fees were reflected, the expenses shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Service Class
Management Fee	0.80%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.41%
Total Annual Fund Operating Expenses	1.46%
Fee and Expense Reimbursement	(0.21)%
Net Annual Fund Operating Expenses1	1.25%

1 Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the “adviser”) has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other operating expenses until at least April 30, 2011.

Example
This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year.  Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.  Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 127	$ 441	$ 777	$ 1,728

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 132% of the average value of its portfolio.

Fund Summaries – Equity Funds
SCSM Oppenheimer Main Street Small Cap Fund (continued)

Principal Investments and Strategies
Under normal market conditions, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of small capitalization companies. The fund currently considers companies that have market capitalizations equal to or below the largest capitalization company in either the Russell 2000® Index or the S&P SmallCap 600 Index to be small capitalization companies. The size of the largest capitalization company in either index varies daily. As of December 31, 2009, the largest capitalization company in either the Russell 2000® Index or the S&P SmallCap 600 Index was $5.59 billion. The fund measures that capitalization at the time the fund buys the security and it is not required to sell the security if the issuer’s capitalization grows so that it is no longer included in either the Russell 2000® Index or the S&P SmallCap 600 Index.

OppenheimerFunds, Inc., the fund’s investment subadviser, primarily invests in common stocks of small- capitalization U.S. companies that it believes have favorable business trends or prospects. These may include combining both growth and value styles.

The fund may engage in active and frequent trading to try to achieve its investment objective and may, at times, have portfolio turnover in excess of 100% annually.

How Investments Are Selected

The Fund’s portfolio managers use fundamental research and quantitative models to select securities for the Fund’s portfolio, which is comprised of both growth and value stocks.  While the process may change over time or vary in particular cases, in general the selection process currently uses:

•
A fundamental approach in analyzing issuers on factors such as a company’s financial performance and prospects, position in the industry, and strength of business model and management.  The portfolio managers may consider an industry’s outlook, market trends, and general economic conditions.

•
Quantitative models to rank securities within each sector to identify potential buy and sell candidates.  A number of company-specific factors are analyzed in constructing the models, including valuation, fundamentals and momentum.

The portfolio is constructed and regularly monitored based upon several analytical tools, including quantitative investment models.

The fund aims to maintain a broadly diversified portfolio across all major economic sectors by applying investment parameters for both sector and position size.  In addition, the portfolio managers use the following sell criteria:

•	The stock price is approaching its target;

•	The company’s competitive position deteriorates;

•	Poor execution by the company’s management; or

•	More attractive alternative investment ideas have been identified.

Principal Risks
Investors could lose money on their investments in the fund or the fund could underperform if any of the following occurs:

•	U.S. stock markets go down or perform poorly relative to other types of investments.

•	Small cap securities, which generally are more volatile and less liquid than mid- or large-cap securities, decline in value more steeply or become less liquid than expected.

Fund Summaries – Equity Funds
SCSM Oppenheimer Main Street Small Cap Fund (continued)

•	The fund’s investment style and small cap focus do not produce favorable results relative to market trends.

•
The fund engages in active and frequent trading, which may result in increased transaction costs to the fund (including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and on reinvestment in other securities), and adversely affect fund performance.

•	The subadviser’s judgments about the relative values of securities selected for the fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Fund Performance
The performance information below provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index.  Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Service Class shares

(Full calendar years since May 1, 2006 inception)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	31.20%	2nd Quarter 2009

Lowest	(26.91)%	4th Quarter 2008

Fund Summaries – Equity Funds
SCSM Oppenheimer Main Street Small Cap Fund (continued)

Average annual total returns for Service Class shares
(for the periods ended December 31, 2009)

	One Year	Since Inception (May 1, 2006)
Fund	36.50%	(4.93)%
Russell 2000® Index (reflects no deduction for fees or expenses)	27.17%	(3.99)%

Portfolio Management

Adviser:  Sun Capital Advisers LLC

Subadviser:  OppenheimerFunds, Inc.

Portfolio Managers:
	Title with the Subadviser	Manager Since
Matthew P. Ziehl, CFA	Vice President	2009
Raman Vardharaj, CFA	Vice President	2009

OppenheimerFunds, Inc. became the fund’s subadviser on January 9, 2006.

Tax Information
Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

Payments to Broker-Dealers and Other Financial Intermediaries
The fund is only available as an underlying investment for variable annuity and variable life insurance contracts.  The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

Fund Summaries – Equity Funds
SCSM WMC Blue Chip Mid Cap Fund

Investment Goal
Long-term capital growth.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. Please note that the table below does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the expenses shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Service Class
Management Fee	0.80%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.30%
Total Annual Fund Operating Expenses	1.35%
Fee and Expense Reimbursement	(0.10)%
Net Annual Fund Operating Expenses1	1.25%

1 Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the “adviser”) has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other operating expenses until at least April 30, 2011.

Example
This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year.  Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.  Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 127	$ 418	$ 730	$ 1,615

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 82% of the average value of its portfolio.

Principal Investments and Strategies
Under normal conditions, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of common stocks and other equity securities with, at the time of purchase, market capitalizations within the range of the Russell Midcap® Index or the S&P MidCap 400 Index. As of December 31, 2009, this range was between $26 million to $15.46 billion. The range of capitalizations of companies in each index will fluctuate as market prices increase or decrease. The fund measures capitalization at the time the fund buys the security; the fund is not required to sell the security if the issuer’s capitalization changes so that it is no longer within the range of the Russell Midcap® Index or the S&P MidCap 400 Index. The fund may invest up to 20% of its net assets in foreign securities not listed or traded on a U.S. exchange or quoted market.

Fund Summaries – Equity Funds
SCSM WMC Blue Chip Mid Cap Fund (continued)

How Investments Are Selected

The fund is broadly diversified by industry and company. The fund favors high-quality, well-established companies. These are companies with a leadership position within an industry, a strong balance sheet, a high return on equity, and a strong management team.

The fund’s investment subadviser, Wellington Management Company, LLP (“Wellington Management”) uses what is sometimes referred to as a “bottom up” approach, which is the use of fundamental analysis to identify specific securities within industries or sectors for purchase or sale. Fundamental analysis involves the assessment of a company’s business environment, market share, management, global expansion plans, balance sheet, income statement, anticipated earnings, revenues, and other related measures of value.

Wellington Management continually monitors every company in the fund’s portfolio for consistency with the fund’s philosophy and process. The fund typically sells an investment when the investment achieves its anticipated potential, the company begins to show deteriorating relative fundamentals or alternative investments become sufficiently more attractive.

Principal Risks
Investors could lose money on their investments in the fund or the fund could underperform if any of the following occurs:

•	U.S. or foreign stock markets go down or perform poorly relative to other types of investments.

•	Mid-capitalization companies fall out of favor with investors.

•	The fund’s investment style and mid-capitalization focus do not produce favorable results relative to market trends.

•	The fund misses out on an investment opportunity because its assets are invested in lower performing investments.

•
Foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market, or economic developments, underperform the U.S. market or other types of investments.

•	The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Fund Summaries – Equity Funds
SCSM WMC Blue Chip Mid Cap Fund (continued)

Fund Performance
The performance information below provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index.  Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Service Class shares

(Full calendar years since March 7, 2008 inception)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	15.18%	3rd Quarter 2009

Lowest	(5.38)%	1st Quarter 2009

Average annual total returns for Service Class shares
(for the periods ended December 31, 2009)

	One Year	Since Inception (March 7, 2008)
Fund	29.96%	(2.16)%
S&P MidCap 400 Index (reflects no deduction for fees or expenses)	37.38%	(1.33)%

Fund Summaries – Equity Funds
SCSM WMC Blue Chip Mid Cap Fund (continued)

Portfolio Management

Adviser:  Sun Capital Advisers LLC

Subadviser:  Wellington Management Company, LLP

Portfolio Manager:
	Title with the Subadviser	Manager Since
Phillip H. Perelmuter	Senior Vice President and Equity Portfolio Manager	1999

Tax Information
Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

Payments to Broker-Dealers and Other Financial Intermediaries
The fund is only available as an underlying investment for variable annuity and variable life insurance contracts.  The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

Fund Summaries – Equity Funds
SCSM WMC Large Cap Growth Fund

Investment Goal
Long-term capital growth.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund.  Please note that the table below does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered.  If those separate account fees were reflected, the expenses shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Service Class
Management Fee	0.75%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.33%
Total Annual Fund Operating Expenses	1.33%
Fee and Expense Reimbursement	(0.27)%
Net Annual Fund Operating Expenses1	1.06%

1 Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the “adviser”) has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other operating expenses until at least April 30, 2011.

Example
This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year.  Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.  Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 108	$ 395	$ 703	$ 1,578

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 72% of the average value of its portfolio.

Principal Investments and Strategies
The fund normally invests primarily in common stocks. The fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of companies with large market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 1000® Growth Index). The size of the companies in this index changes with market conditions and the composition of the index. The fund may invest up to 20% of its total assets in foreign securities (not including American Depositary Receipts (“ADRs”), American Depositary Shares or U.S. dollar denominated securities of foreign issuers).

Fund Summaries – Equity Funds
SCSM WMC Large Cap Growth Fund (continued)

How Investments Are Selected

The fund invests primarily in common stocks of growth-oriented companies. Each stock is evaluated and ranked on a consistent set of growth, valuation, and quality criteria.

The fund’s investment subadviser, Wellington Management Company, LLP (“Wellington Management”) uses what is sometimes referred to as a “bottom up” approach, which is the use of fundamental analysis to identify specific securities within industries or sectors for purchase or sale. Fundamental analysis involves the assessment of a company’s business environment, market share, management, global expansion plans, balance sheet, income statement, anticipated earnings, revenues, and other related measures of value.

Wellington Management continually monitors every company in the fund’s portfolio for fundamental attractiveness. The fund typically sells an investment when the investment achieves its anticipated potential, the company begins to show deteriorating relative fundamentals or alternative investments become sufficiently more attractive.

Principal Risks
Investors could lose money on their investments in the fund or the fund could underperform if any of the following occurs:

•	U.S. or foreign stock markets go down or perform poorly relative to other types of investments.

•	Growth stocks fall out of favor with the stock markets relative to value stocks.

•	Large capitalization stocks underperform relative to small or mid-capitalization stocks.

•	The fund's investment style and large-capitalization focus do not produce favorable results relative to market trends.

•	The fund misses out on an investment opportunity because its assets are invested in lower performing investments.

•
Foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market, or economic developments, underperform the U.S. market or other types of investments.

•
ADRs entail similar investment risks to direct ownership of foreign securities traded outside of the U.S. markets, including increased market, liquidity, currency, political, information and other risks.

•	The subadviser's judgments about future economic trends or the relative value of securities selected for the fund's portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Fund Summaries – Equity Funds
SCSM WMC Large Cap Growth Fund (continued)

Fund Performance
The performance information below provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index.  Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Service Class shares

(Full calendar years since May 1, 2006 inception)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	16.67%	2nd Quarter 2009

Lowest	(22.61)%	4th Quarter 2008

Average annual total returns for Service Class shares
(for the periods ended December 31, 2009)

	One Year	Since Inception (May 1, 2006)
Fund	37.08%	(5.46)%
Russell 1000® Growth Index (reflects no deduction for fees or expenses)	37.21%	0.02%

Fund Summaries – Equity Funds
SCSM WMC Large Cap Growth Fund (continued)

Portfolio Management

Adviser:  Sun Capital Advisers LLC

Subadviser:  Wellington Management Company, LLP

Portfolio Manager:
	Title with the Subadviser	Manager Since
Paul E. Marrkand, CFA	Senior Vice President and Equity Portfolio Manager	2008

Wellington Management Company, LLP became the fund’s subadviser on August 1, 2008.

Tax Information
Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

Payments to Broker-Dealers and Other Financial Intermediaries
The fund is only available as an underlying investment for variable annuity and variable life insurance contracts.  The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

Fund Summaries – Fixed Income Funds
Sun Capital Investment Grade Bond Fund®

Investment Goal
The fund’s investment objective is to seek high current income consistent with relative stability of principal.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund.  Please note that the table below does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered.  If those separate account fees were reflected, the expenses shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Service Class
Management Fee	0.60%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.25%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses1	1.11%
Fee and Expense Reimbursement	(0.10)%
Net Annual Fund Operating Expenses2	1.01%

1 Total Annual Fund Operating Expenses shown differ from the fund’s ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund (“Acquired Fund Fees and Expenses”), which are required to be included in the table above.
2 Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the “adviser”) has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other operating expenses until at least April 30, 2011.

Example
This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year.  Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.  Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 103	$ 343	$ 602	$ 1,343

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 99% of the average value of its portfolio.

Principal Investments and Strategies
The fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade fixed income securities, including those issued by:

•	U.S. and foreign companies, including companies in emerging market countries

•	The U.S. government and its agencies and instrumentalities, including those that issue mortgage-backed securities

•	Foreign governments, including governments of emerging market countries

Fund Summaries – Fixed Income Funds
Sun Capital Investment Grade Bond Fund® (continued)

Credit Quality

The fund invests at least 80% of its net assets in investment grade fixed income securities. The fund may invest up to 20% of its assets in high yield or junk bonds rated at least B by one rating agency or unrated bonds of equivalent quality as determined by the adviser.

Duration Target

The portfolio’s average dollar-weighted duration is generally within plus or minus one year of the effective duration of the Barclays Capital U.S. Aggregate Bond Index, which was 4.45 years as of December 31, 2009. (Duration is a measure of interest rate sensitivity.) There is no limit on the maturity or duration of individual securities.

How Investments Are Selected

The adviser selects investments for the fund’s portfolio by:

•	Analyzing the credit quality, yield, and investment risk of individual securities in order to estimate their relative value and attractiveness.

•
Identifying sectors (such as corporate securities, government securities, mortgage-backed securities or asset-backed securities) and maturity ranges that appear to be temporarily underpriced and, therefore, offer favorable yields given their interest rate sensitivity and other risks.

•	Considering whether a particular investment is consistent with the fund’s targets for portfolio duration, maturity distribution and issuer and sector diversification.

Principal Risks
Investors could lose money on their investments in the fund or the fund could underperform if any of the following occurs:

•	Interest rates go up, causing the value of the fund’s fixed income securities to go down. This is known as interest rate risk. This risk may be greater for securities with longer maturities.

•	The issuer of fixed income securities owned by the fund defaults on its payment obligations, becomes insolvent, or has its credit rating downgraded by a rating agency. This is known as credit risk.

•	The illiquidity of a given security limits the fund’s ability to sell at an advantageous time or price or to purchase the desired level of exposure for the portfolio. This is known as liquidity risk.

•
The issuer of a callable security exercises its right, when interest rates are falling, to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.

•
The issuer of a security exercises its right, when interest rates are rising, to extend the time for paying principal, which will lock in a below-market interest rate, increase the security’s duration and reduce the value of the security. This is known as extension risk.

•
The fund’s investments in mortgage-backed or asset-backed securities are affected by changes in the markets for the underlying assets, which may increase their levels of interest rate risk, extension risk and prepayment risk.

•	Prices of the fund’s foreign securities go down because of foreign government actions, political instability, or the more limited availability of accurate information about foreign issuers.

•	The value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, falls because currency exchange rates change. This is known as currency risk.

Fund Summaries – Fixed Income Funds
Sun Capital Investment Grade Bond Fund® (continued)

•
The fund’s investments in emerging market or developing countries perform poorly as a result of market, credit, currency, liquidity, legal, political and other risks different from, or greater than, those affecting investment in developed foreign countries.

•
An economic downturn or period of rising interest rates adversely affects the market for high yield securities and reduces the fund’s ability to sell its high yield securities.  High yield securities may be subject to greater levels of interest rate risk, credit risk, and liquidity risk than other fixed income securities.  High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

•
Rating agencies, on which the subadviser may rely in part when selecting securities for the fund, are incorrect in their evaluation of an issuer’s financial condition or fail to make timely changes in credit ratings upon a change in such issuer’s condition.

•	The adviser’s judgments about the relative values of securities selected for the fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Fund Performance
The performance information below provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index.  Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Service Class shares

(Full calendar years since February 1, 2004 inception)

Fund Summaries – Fixed Income Funds
Sun Capital Investment Grade Bond Fund® (continued)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	9.09%	2nd Quarter 2009

Lowest	(7.71)%	4th Quarter 2008

Average annual total returns for Service Class shares
(for the periods ended December 31, 2009)

	One Year	Five Years	Since Inception (February 1, 2004)
Fund	20.58%	3.11%	3.48%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	5.93%	4.97%	4.79%

Portfolio Management

Adviser:  Sun Capital Advisers LLC

Portfolio Managers:
	Title with the Adviser	Manager Since
Evan S. Moskovit, CFA	Senior Managing Director	2002
Michael Savage, CFA	Managing Director	2002

Tax Information
Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

Payments to Broker-Dealers and Other Financial Intermediaries
The fund is only available as an underlying investment for variable annuity and variable life insurance contracts.  The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

Fund Summaries – Fixed Income Funds
Sun Capital Money Market Fund®

Investment Goal
Maximizing current income, consistent with maintaining liquidity and preserving capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund.  Please note that the table below does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the expenses shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Service Class
Management Fee	0.50%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.19%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses1	0.96%
Fee and Expense Reimbursement	(0.19)%
Net Annual Fund Operating Expenses2	0.77%

1 Total Annual Fund Operating Expenses shown differ from the fund’s ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund (“Acquired Fund Fees and Expenses”), which are required to be included in the table above.
2 Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the “adviser”) has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other operating expenses until at least April 30, 2011.

Example
This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year.  Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.  Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 79	$ 287	$ 512	$ 1,161

Principal Investments and Strategies
The fund invests exclusively in high quality U.S. dollar-denominated money market securities, including those issued by:

•	U.S. and foreign banks

•	Corporate issuers

•	The U.S. government and its agencies and instrumentalities

•	Foreign governments

•	Multinational organizations such as the World Bank

Fund Summaries – Fixed Income Funds
Sun Capital Money Market Fund® (continued)

The fund may invest in all types of money market securities, including commercial paper, certificates of deposit, bankers’ acceptances, asset-backed securities, repurchase agreements, and other short-term debt securities permitted as an investment for a money market fund.

Minimum Credit Quality

Assigned to the top tier  short-term rating category by Moody’s, S&P or Fitch or, if unrated, determined to be of  equivalent quality by the adviser.

Maximum Maturity

Average dollar weighted portfolio maturity of 60 days or less.

How Investments Are Selected

The adviser selects for the fund’s portfolio those securities that appear to offer the best relative value based on an analysis of their credit quality, interest rate sensitivity, yields, and prices. To take advantage of changing yield differentials, the fund may overweight securities in particular sectors of the short-term debt market while maintaining overall issuer and sector diversification.

Principal Risks
An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Investors could lose money if any of the following occurs:

•	The issuer or guarantor of securities owned by the fund defaults on its payment obligations, becomes insolvent, or has its credit rating downgraded by a rating agency. This is known as credit risk.

•	There is a sudden or sharp increase in interest rates, causing the value of the fund’s fixed income securities to go down. This is known as interest rate risk.

•
Prices of the fund’s U.S. dollar-denominated foreign securities go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign issuers.

•	The fund’s investments in asset-backed securities are affected by changes in the markets for the underlying assets, which may increase their levels of interest rate risk.

•
Rating agencies, on which the subadviser may rely in part when selecting securities for the fund, are incorrect in their evaluation of an issuer’s financial condition or fail to make timely changes in credit ratings upon a change in such issuer’s condition.

•	The adviser’s judgments about the relative values of securities selected for the fund’s portfolio prove to be wrong.

•	Prices or the liquidity of securities in the fund’s portfolio decline as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Fund Summaries – Fixed Income Funds
Sun Capital Money Market Fund® (continued)

Fund Performance
The performance information below provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index.  Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Service Class shares

(Full calendar years since April 25, 2005 inception)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	1.16%	3rd Quarter 2007

Lowest	0.00%	2nd Quarter 2009

Average annual total returns for Service Class shares
(for the periods ended December 31, 2009)

	One Year	Since Inception (April 25, 2005)
Fund	0.02%	2.73%
BofA Merrill Lynch U.S. 3-Month Treasury Bill Index (reflects no deduction for fees or expenses)	0.21%	3.06%

Fund Summaries – Fixed Income Funds
Sun Capital Money Market Fund® (continued)

Portfolio Management

Adviser:  Sun Capital Advisers LLC

Tax Information
Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

Payments to Broker-Dealers and Other Financial Intermediaries
The fund is only available as an underlying investment for variable annuity and variable life insurance contracts.  The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

Fund Summaries – Fixed Income Funds
SCSM BlackRock Inflation Protected Bond Fund

Investment Goal
Maximum real return, consistent with preservation of real capital and prudent investment management.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund.  Please note that the table below does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered.  If those separate account fees were reflected, the expenses shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Service Class
Unified Management Fee	0.65%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.01%
Acquired Fund Fees and Expenses	0.03%
Total Annual Fund Operating Expenses1	0.94%
Fee and Expense Reimbursement	(0.01)%
Net Annual Fund Operating Expenses2	0.93%

1 Total Annual Fund Operating Expenses shown differ from the fund’s ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund (“Acquired Fund Fees and Expenses”), which are required to be included in the table above.
2 Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the “adviser”) has contractually agreed not to impose all or a portion of its unified management fee and, if necessary, to limit other operating expenses until at least April 30, 2011.

Example
This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year.  Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.  Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 95	$ 299	$ 519	$ 1,154

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 278% of the average value of its portfolio.

Fund Summaries – Fixed Income Funds
SCSM BlackRock Inflation Protected Bond Fund (continued)

Principal Investments and Strategies
The fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government and based on its economy.

The fund is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified fund.

The fund’s average portfolio duration will normally vary between plus or minus 20% of the duration of the fund’s benchmark, the Barclays Capital Global Real: U.S. Tips Index (which was 7.32 years as of December 31, 2009).  The fund may invest up to 20% of its assets collectively, in high yield securities (junk bonds) or securities of emerging market issuers.

The fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest without limit in U.S. dollar denominated securities of foreign issuers. The fund may frequently purchase U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, CMOs, asset-backed securities and, to a lesser extent, investment grade corporate bonds. The fund may engage in active and frequent trading to try to achieve its investment objective and may, at times, have portfolio turnover in excess of 100% annually.

The fund may, when consistent with its investment goal, buy or sell options or futures, or enter into credit default swaps, total return swaps, interest rate or foreign currency transactions, including swaps (collectively known as derivatives). The fund typically uses derivatives as a substitute for taking a position in the underlying asset (in which case they may be counted towards the fund’s policy of investing at least 80% of its net assets in inflation-indexed bonds) and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The fund may also use derivatives to enhance returns, in which case their use would involve leveraging risk. The fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

High yield securities acquired by the fund will generally be in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor’s or Ba or lower by Moody’s) or will be of similar quality as determined by the fund’s subadviser management team to be of similar quality. Split rated bonds will be considered to have the higher credit rating. High yield securities may be in default at time of purchase.

How Investments Are Selected

The fund’s subadviser, BlackRock Financial Management, Inc., purchases securities for the fund when its portfolio management team believes the securities have the potential for above average real return. “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.

To a lesser extent, the subadviser seeks to enhance returns by anticipating the direction of interest rate movements and selecting investments accordingly. The subadviser uses a historical perspective to identify securities and sectors that show below average risk for their return historically, or above average reward for the risk historically. This is a time-tested process that merges the subadviser’s technological capabilities with its human capital to identify securities the subadviser believes will have the potential for above average return.

A security will be sold if, in the opinion of the subadviser’s portfolio management team, the risk of continuing to hold the security is unacceptable when compared to its real return potential.

Fund Summaries – Fixed Income Funds
SCSM BlackRock Inflation Protected Bond Fund (continued)

Principal Risks
The principal value of your investment is not protected or otherwise guaranteed by virtue of the fund’s investments in inflation-indexed bonds. Investors could lose money on their investments in the fund or the fund could underperform if any of the following occurs:

•
The index measuring inflation falls. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.

•
The prices throughout the economy could decline over time causing deflation, which is the opposite of inflation.  If inflation is negative, the principal amount of an inflation protected bond will decline and could result in losses for the fund.

•	Interest rates go up, causing the value of the fund’s fixed income securities to go down. This is known as interest rate risk. This risk may be greater for securities with longer maturities.

•	The issuer of fixed income securities owned by the fund defaults on its payment obligations, becomes insolvent, or has its credit rating downgraded by a rating agency. This is known as credit risk.

•	The illiquidity of a given security limits the fund’s ability to sell at an advantageous time or price or to purchase the desired level of exposure for the portfolio. This is known as liquidity risk.

•
The issuer of a callable security exercises its right, when interest rates are falling, to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.

•
The issuer of a security exercises its right, when interest rates are rising, to extend the time for paying principal, which will lock in a below-market interest rate, increase the security’s duration and reduce the value of the security. This is known as extension risk.

•
The fund’s investments in mortgage-backed and other asset-backed securities are affected by changes in the markets for the underlying assets, which may increase their levels of interest rate risk, extension risk and prepayment risk.

•	Prices of the fund’s foreign securities go down because of foreign government actions, political instability, or the more limited availability of accurate information about foreign issuers.

•	The value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, falls because currency exchange rates change. This is known as currency risk.

•
The fund’s investments in emerging market or developing countries perform poorly as a result of market, credit, currency, liquidity, legal, political and other risks different from, or greater than, those affecting investment in developed foreign countries.

•
The fund’s investments in derivative instruments (which can have a significant impact on the fund’s exposure to market values, interests rates or currency exchange rates) become illiquid or difficult to price, correlate poorly with the underlying asset, or create leverage so that small changes may produce disproportionately large losses.

•
An economic downturn or period of rising interest rates adversely affects the market for high yield securities and reduces the fund’s ability to sell its high yield securities.  High yield securities may be subject to greater levels of interest rate risk, credit risk, and liquidity risk than other fixed income securities.  High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Fund Summaries – Fixed Income Funds
SCSM BlackRock Inflation Protected Bond Fund (continued)

•
The fund engages in active and frequent trading, which may result in increased transaction costs to the fund (including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and on reinvestment in other securities), and adversely affect fund performance.

•	The subadviser’s judgments about the relative values of securities selected for the fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

•
The fund’s non-diversified status, which means that the fund can invest a higher percentage of its assets in any one issuer than a diversified fund, magnifies the fund’s losses from adverse events affecting a particular issuer or industry.

Fund Performance
The performance information below provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index.  Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Service Class shares

(Full calendar years since October 1, 2008 inception)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	3.53%	1st Quarter 2009

Lowest	(0.34)%	2nd Quarter 2009

Fund Summaries – Fixed Income Funds
SCSM BlackRock Inflation Protected Bond Fund (continued)

Average annual total returns for Service Class shares
(for the periods ended December 31, 2009)

	One Year	Since Inception (October 1, 2008)
Fund	8.34%	5.77%
Barclays Capital Global Real Index: U.S. TIPS (reflects no deduction for fees or expenses)	11.41%	5.98%

Portfolio Management

Adviser:  Sun Capital Advisers LLC

Subadviser:  BlackRock Financial Management, Inc.

Portfolio Managers:
	Title with the Subadviser	Manager Since
Stuart Spodek	Managing Director	2008
Brian Weinstein	Managing Director	2008

Tax Information
Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

Payments to Broker-Dealers and Other Financial Intermediaries
The fund is only available as an underlying investment for variable annuity and variable life insurance contracts.  The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

Fund Summaries – Fixed Income Funds
SCSM Goldman Sachs Short Duration Fund

Investment Goal
Primary: High-level of current income.
Secondary: Capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund.  Please note that the table below does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the expenses shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Service Class
Unified Management Fee	0.64%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.01%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses1	0.91%

1 Total Annual Fund Operating Expenses shown differ from the fund’s ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund (“Acquired Fund Fees and Expenses”), which are required to be included in the table above.

Example
This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year.  Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.  Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 93	$ 290	$ 504	$ 1,120

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 231% of the average value of its portfolio.

Fund Summaries – Fixed Income Funds
SCSM Goldman Sachs Short Duration Fund (continued)

Principal Investments and Strategies
Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities. Normally, the fund invests in investment grade securities (i.e., rated BBB-Baa or higher or, if unrated, of comparable credit quality, as determined by the fund’s subadviser, Goldman Sachs Asset Management, L.P.).

Generally, the fund’s subadviser expects to track the duration of the BofA Merrill Lynch 1-3 Year U.S. Treasury Index (which was 1.84 years as of December 31, 2009) plus or minus one year, although individual securities held by the fund may have short, intermediate and long terms to maturity.

The fund invests principally in U.S. and non-U.S. government (foreign) securities, corporate debt securities-both foreign and domestic, mortgage-related securities, repurchase agreements collateralized by U.S. government securities and derivatives. All of the fund’s investments will be denominated in U.S. dollars.

U.S. government securities include U.S. Treasury securities and securities issued or guaranteed by U.S. government agencies or instrumentalities. Mortgage-related securities include mortgage pass-through securities, asset-backed securities, mortgage certificates, collateralized mortgage obligations, stripped mortgage-backed securities, and mortgage dollar rolls. Mortgage-related securities may be U.S. government securities or non-U.S. government securities and may be based on or collateralized by fixed or adjustable rate mortgage loans or securities. Corporate debt securities include, but are not limited to, Eurobonds and Yankees issued by foreign entities, and preferred stocks.

The fund may invest up to 30% of its net assets in foreign securities, including, but not limited to, securities issued or guaranteed by foreign governments, their agencies (including securities of corporate issuers where the principal or interest are government guaranteed) or instrumentalities, and foreign corporate debt securities. The fund may invest up to 10% of its net assets in foreign corporate debt securities.

How Investments Are Selected

The key investment strategies of the fund’s subadviser include:

•
Establishing a “risk budget” for the fund based on careful analysis of the risk and return objectives of the fund. The risk budget sets guidelines for how much risk the fund can take in each investment strategy, with the goal of maximizing the fund’s risk-adjusted return potential while maintaining an emphasis on preservation of capital.

•
Developing “top-down” strategies for positioning the fund based on macro factors such as economic growth, inflation, government policy and relative value across fixed income markets.  Top-down strategies employed in the fund include duration and cross-sector exposures.  Duration is a measure of the fund’s sensitivity to changes in interest rates.  The cross-sector strategy allocates fund assets across a variety of fixed income sectors, including some that may not be included in the fund’s benchmark.

•
Using “bottom-up” strategies to formulate sub-sector allocation and security selection decisions.  Bottom-up strategies use fundamental, quantitative, and technical analysis to evaluate relative value opportunities across investible segments of the market, including issuers, credit quality, and maturities to find the most attractive securities on a risk-adjusted basis.

•	Monitoring the fund’s performance over time to ensure that the overall combination of top-down and bottom-up strategies is consistent with the Fund’s risk tolerance and return expectation.

Fund Summaries – Fixed Income Funds
SCSM Goldman Sachs Short Duration Fund (continued)

Principal Risks
Investors could lose money on their investments in the fund or the fund could underperform if any of the following occurs:

•	Interest rates go up, causing the value of the fund’s fixed income securities to go down. This is known as interest rate risk. This risk may be greater for securities with longer maturities.

•
The issuer or guarantor of fixed income securities held by the fund defaults on its payment obligations, becomes insolvent, or has its credit rating downgraded by a rating agency. This is known as credit risk.

•	The illiquidity of a given security limits the fund’s ability to sell at an advantageous time or price or to purchase the desired level of exposure for the portfolio. This is known as liquidity risk.

•
The issuer of a callable security exercises its right, when interest rates are falling, to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.

•
The issuer of a security exercises its right, when interest rates are rising, to extend the time for paying principal, which will lock in a below-market interest rate, increase the security’s duration and reduce the value of the security. This is known as extension risk.

•
Rating agencies, on which the subadviser may rely in part when selecting securities for the fund, are incorrect in their evaluation of an issuer’s financial condition or fail to make timely changes in credit ratings upon a change in such issuer’s condition.

•
The fund’s investments in mortgage-backed and other asset-backed securities are affected by changes in the markets for the underlying assets, which may increase their levels of interest rate risk, extension risk and prepayment risk.

•
The U.S. government, where not required by law, determines not to provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises. Although many types of U.S. government securities may be purchased by the fund, such as those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks that may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

•
Prices of the fund’s U.S. dollar-denominated foreign securities go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign issuers.

•
The value of the fund’s investments in preferred stocks, which are a type of equity securities, go down due to general market conditions.  Equity securities generally have greater price volatility than fixed income securities.

•	The subadviser’s judgments about the relative values of securities selected for the fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Fund Summaries – Fixed Income Funds
SCSM Goldman Sachs Short Duration Fund (continued)

Fund Performance
The performance information below provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index.  Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Service Class shares

(Full calendar years since March 7, 2008 inception)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	1.49%	3rd Quarter 2009

Lowest	0.41%	4th Quarter 2009

Average annual total returns for Service Class shares
(for the periods ended December 31, 2009)

	One Year	Since Inception (March 7, 2008)
Fund	3.52%	3.59%
BofA Merrill Lynch 1-3 Year U.S. Treasury Index (reflects no deduction for fees or expenses)	0.78%	2.40%

Fund Summaries – Fixed Income Funds
SCSM Goldman Sachs Short Duration Fund (continued)

Portfolio Management

Adviser:  Sun Capital Advisers LLC

Subadviser:  Goldman Sachs Asset Management, L.P.

Portfolio Managers:
	Title with the Subadviser	Manager Since
James P. McCarthy	Managing Director and Co-Head of Global Liquidity Management	2008
David Fishman	Managing Director and Co-Head of Global Liquidity Management	2009

Tax Information
Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

Payments to Broker-Dealers and Other Financial Intermediaries
The fund is only available as an underlying investment for variable annuity and variable life insurance contracts.  The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

Fund Summaries – Fixed Income Funds
SCSM PIMCO High Yield Fund

Investment Goal
Maximum total return, consistent with capital preservation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund.  Please note that the table below does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the expenses shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Service Class
Unified Management Fee	0.74%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	1.00%

Example
This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year.  Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.  Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 102	$ 318	$ 552	$ 1,225

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 190% of the average value of its portfolio.

Principal Investments and Strategies
Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of high yield securities (junk bonds), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade by Moody’s Investors Service, Inc. (“Moody’s”) or an equivalent rating by Standard & Poor’s Rating Group (“S&P”) or Fitch Ratings (“Fitch”), or, if  unrated, of comparable quality as determined by the fund’s subadviser. The fund may invest up to 20% of its total assets in securities that are rated Caa or below by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, of comparable quality as determined by the fund’s subadviser.  Securities rated below Caa or its equivalents may be in default at time of purchase. In the event that ratings services assign different ratings to the same security, the fund’s subadviser will use the lowest rating as the credit rating for that security. The remainder of the fund’s assets may be invested in investment grade fixed income instruments.

Fund Summaries – Fixed Income Funds
SCSM PIMCO High Yield Fund (continued)

The average portfolio duration of the fund will normally vary within two years (plus or minus) of the duration of the fund’s benchmark index, which is the Merrill Lynch U.S. High Yield BB-B Rated Constrained Index .

The fund may invest up to 20% of its total assets in securities denominated in foreign currencies. The fund may invest without limit in U.S. dollar denominated securities of foreign issuers. The fund generally considers a foreign issuer to be an issuer that is a foreign government (or any political subdivision, agency, authority or instrumentality of such government) or an issuer that is organized under the laws of a non-U.S. country. The fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The fund normally will limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets. The fund may also invest up to 10% of its total assets in preferred stock.

The fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques, such as buy backs or dollar rolls, in which the fund sells securities and contracts to repurchase the same or similar securities at a later date.  The fund may purchase or sell securities on a when-issued, delayed-delivery or forward commitment basis and may engage in short sales.

How Investments Are Selected

PIMCO actively manages exposure to high yield and non-core sectors by analyzing changes in valuation and yield relative to other sectors and instrument types.  The key investment strategies of PIMCO, the fund’s subadviser, include:

•	Focus on upper tier of the speculative grade market.
•	Look to maximize total return rather than just income focused.
•	Limit risk through issuer and industry diversification.
•	Use PIMCO’s extensive bottom-up credit research capabilities to identify improving credits.
•	Leverage PIMCO’s global expertise in other fixed income sectors and regions.

Principal Risks
Investors could lose money on their investments in the fund or the fund could underperform if any of the following occurs:

•
An economic downturn or period of rising interest rates adversely affects the market for high yield securities and reduces the fund’s ability to sell its high yield securities.  High yield securities may be subject to greater levels of interest rate risk, credit risk, and liquidity risk than other fixed income securities.  High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

•
Rating agencies, on which the subadviser may rely in part when selecting securities for the fund, are incorrect in their evaluation of an issuer’s financial condition or fail to make timely changes in credit ratings upon a change in such issuer’s condition.

•	Interest rates go up, causing the value of the fund’s fixed income securities to go down. This is known as interest rate risk. This risk may be greater for securities with longer maturities.

•
The issuer or guarantor of fixed income securities held by the fund defaults on its obligation to pay interest and repay principal, becomes insolvent, or has its credit rating downgraded by a rating agency. This is known as credit risk.

•	The illiquidity of a given security limits the fund’s ability to sell at an advantageous time or price or to purchase the desired level of exposure for the portfolio. This is known as liquidity risk.

Fund Summaries – Fixed Income Funds
SCSM PIMCO High Yield Fund (continued)

•
The issuer of a callable security exercises its right, when interest rates are falling, to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.

•
The issuer of a security exercises its right, when interest rates are rising, to extend the time for paying principal, which will lock in a below-market interest rate, increase the security’s duration and reduce the value of the security. This is known as extension risk.

•
The fund’s investments in derivative instruments (which can have a significant impact on the fund’s exposure to market values, interests rates or currency exchange rates) become illiquid or difficult to price, correlate poorly with the underlying asset, or create leverage so that small changes may produce disproportionately large losses.

•
The fund’s investments in mortgage-backed and other asset-backed securities are affected by changes in the markets for the underlying assets, which may increase their levels of interest rate risk, extension risk and prepayment risk. Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) may increase, and a decline in or flattening of housing values may exacerbate such delinquencies and losses.

•	Prices of the fund’s foreign securities go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign issuers.

•	The value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, falls because currency exchange rates change. This is known as currency risk.

•	Attempts by the subadviser to hedge foreign currency risk or profit from foreign currency positions are unsuccessful and/or result in foreign currency exchange losses.

•
The fund’s investments in emerging market or developing countries perform poorly as a result of market, credit, currency, liquidity, legal, political and other risks different from, or greater than, those affecting investment in developed foreign countries.

•
The value of the fund’s investments in preferred stocks, which are a type of equity securities, go down due to general market conditions.  Equity securities generally have greater price volatility than fixed income securities.

•	Short sales or short derivative positions taken by the fund incur losses as a result of appreciation in the security’s or derivative’s price or failure by a counterparty to honor its contract terms.

•	The subadviser’s judgments about the relative values of securities selected for the fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Fund Summaries – Fixed Income Funds
SCSM PIMCO High Yield Fund (continued)

Fund Performance
The performance information below provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index.  Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Service Class shares

(Full calendar years since March 7, 2008 inception)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	12.35%	3rd Quarter 2009

Lowest	(0.80)%	1st Quarter 2009

Average annual total returns for Service Class shares
(for the periods ended December 31, 2009)

	One Year	Since Inception (March 7, 2008)
Fund	30.34%	6.52%
BofA Merrill Lynch BB-B U.S. High Yield Constrained Index (reflects no deduction for fees or expenses)	46.06%	7.67%

Fund Summaries – Fixed Income Funds
SCSM PIMCO High Yield Fund (continued)

Portfolio Management

Adviser:  Sun Capital Advisers LLC

Subadviser:  Pacific Investment Management Company LLC

Portfolio Manager:
	Title with the Subadviser	Manager Since
Andrew Jessop	Executive Vice President and Portfolio Manager	2010

Tax Information
Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

Payments to Broker-Dealers and Other Financial Intermediaries
The fund is only available as an underlying investment for variable annuity and variable life insurance contracts.    The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

Fund Summaries – Fixed Income Funds
SCSM PIMCO Total Return Fund

Investment Goal
Maximum total return, consistent with capital preservation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund.  Please note that the table below does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the expenses shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Service Class
Unified Management Fee	0.65%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.91%
Fee and Expense Reimbursement	(0.01)%
Net Annual Fund Operating Expenses1	0.90%

1 Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the “adviser”) has contractually agreed not to impose all or a portion of its unified management fee and, if necessary, to limit other operating expenses until at least April 30, 2011.

Example
This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year.  Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.  Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 92	$ 289	$ 503	$ 1,119

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 496% of the average value of its portfolio.

Fund Summaries – Fixed Income Funds
SCSM PIMCO Total Return Fund (continued)

Principal Investments and Strategies
Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

The fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch or, if unrated, of comparable quality as determined by the fund’s subadviser.

The average portfolio duration of the fund will normally vary within two years (plus or minus) of the duration of the fund’s benchmark index, which is the Barclays Capital U.S. Aggregate Bond Index.

The fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The fund will normally limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets. The fund may also invest up to 10% of its total assets in preferred stocks.

The fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques, such as buy backs or dollar rolls, in which the fund sells securities and contracts to repurchase the same or similar securities as a later date.  The Fund may purchase or sell securities on a when-issued, delayed-delivery or forward commitment basis and may engage in short sales.

How Investments Are Selected

The key investment strategies of PIMCO, the fund’s subadviser, include:

•	Developing an outlook for interest rates, foreign currency exchange rates and the economy, and analyzing credit and call risks through rigorous macro economic analysis.

•
Identifying areas of the bond market that are undervalued relative to the rest of the market by grouping bonds into the following sectors: money markets, governments, corporate, mortgages, asset-backed, and international.

•	Shifting assets among market sectors depending on changes in relative valuations and credit spreads.

•	Conducting company specific credit research.

•	Utilizing proprietary software that assists in the evaluation of market sectors and the pricing of specific securities.

Fund Summaries – Fixed Income Funds
SCSM PIMCO Total Return Fund (continued)

Principal Risks
Investors could lose money on their investments in the fund or the fund could underperform if any of the following occurs:

•	Interest rates go up, causing the value of the fund’s fixed income securities to go down. This is known as interest rate risk. This risk may be greater for securities with longer maturities.

•
The issuer or guarantor of fixed income securities owned by the fund defaults on its payment obligations, becomes insolvent, or has its credit rating downgraded by a rating agency. This is known as credit risk.

•
Rating agencies, on which the subadviser may rely in part when selecting securities for the fund, are incorrect in their evaluation of an issuer’s financial condition or fail to make timely changes in credit ratings upon a change in such issuer’s condition.

•	The illiquidity of a given security limits the fund’s ability to sell at an advantageous time or price or to purchase the desired level of exposure for the portfolio. This is known as liquidity risk.

•
The issuer of a callable security exercises its right, when interest rates are falling, to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.

•
The issuer of a security exercises its right, when interest rates are rising, to extend the time for paying principal, which will lock in a below-market interest rate, increase the security’s duration and reduce the value of the security. This is known as extension risk.

•
The fund’s investments in derivative instruments (which can have a significant impact on the fund’s exposure to market values, interests rates or currency exchange rates) become illiquid or difficult to price, correlate poorly with the underlying asset, or create leverage so that small changes may produce disproportionately large losses.

•
The fund’s investments in mortgage-backed and other asset-backed securities are affected by changes in the markets for the underlying assets, which may increase their levels of interest rate risk, extension risk and prepayment risk.

•	Prices of the fund’s foreign securities go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign issuers.

•	The value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, falls because currency exchange rates change. This is known as currency risk.

•	Attempts by the subadviser to hedge foreign currency risk or profit from foreign currency positions are unsuccessful and/or result in foreign currency exchange losses.

•
The fund’s investments in emerging market or developing countries perform poorly as a result of market, credit, currency, liquidity, legal, political and other risks different from, or greater than, those affecting investment in developed foreign countries.

Fund Summaries – Fixed Income Funds
SCSM PIMCO Total Return Fund (continued)

•
The value of the fund’s investments in preferred stocks, which are a type of equity securities, go down due to general market conditions.  Equity securities generally have greater price volatility than fixed income securities.

•
An economic downturn or period of rising interest rates adversely affects the market for high yield securities and reduces the fund’s ability to sell its high yield securities.  High yield securities may be subject to greater levels of interest rate risk, credit risk, and liquidity risk than other fixed income securities.  High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

•	Short sales or short derivative positions taken by the fund incur losses as a result of appreciation in the security’s or derivative’s price or failure by a counterparty to honor its contract terms.

•	The subadviser’s judgments about the relative value of securities selected for the fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Fund Performance
The performance information below provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Service Class shares

(Full calendar years since October 1, 2008 inception)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	4.79%	3rd Quarter 2009

Lowest	0.53%	1st Quarter 2009

Fund Summaries – Fixed Income Funds
SCSM PIMCO Total Return Fund (continued)

Average annual total returns for Service Class shares
(for the periods ended December 31, 2009)

	One Year	Since Inception (October 1, 2008)
Fund	8.62%	11.69%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	5.93%	8.54%

Portfolio Management

Adviser:  Sun Capital Advisers LLC

Subadviser:  Pacific Investment Management Company LLC

Portfolio Manager:
	Title with the Subadviser	Manager Since
William H. Gross	Managing Director, Co-CIO and founding partner	2008

Tax Information
Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

Payments to Broker-Dealers and Other Financial Intermediaries
The fund is only available as an underlying investment for variable annuity and variable life insurance contracts.  The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

FUND SUMMARIES – SPECIALTY FUND
Sun Capital Global Real Estate Fund

Investment Goal
Primary: Long-term capital growth.
Secondary: Current income and growth of income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. Please note that the table below does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the expenses shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Service Class
Management Fee	0.95%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.23%
Total Annual Fund Operating Expenses	1.43%
Fee and Expense Reimbursement	(0.08)%
Net Annual Fund Operating Expenses1	1.35%

1 Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the “adviser”) has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other operating expenses until at least April 30, 2011.

Example
This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year.  Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.  Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 137	$ 445	$ 774	$ 1,706

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 110% of the average value of its portfolio.

Principal Investments and Strategies
The fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. and foreign real estate investments, including real estate investment trusts and similar entities formed under the laws of non-U.S. countries (“REITs”) and other U.S. and foreign real estate companies. The fund generally focuses its investments in equity REITs, which invest most of their assets directly in U.S. or foreign real property, receive most of their income from rents, and may also realize gains by selling appreciated property. The fund may invest without limit in foreign securities, which may include investments in emerging market countries. The fund’s investments may be denominated in U.S. dollars or in foreign currencies.

Fund Summaries – Specialty Fund
Sun Capital Global Real Estate Fund (continued)

The fund is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified fund.

Also, the fund concentrates (invests 25% or more of its assets) in the real estate group of companies.

Many REITs are small capitalization companies.  The adviser considers companies with market capitalizations of less than $1 billion to be small capitalization companies.

How Investments Are Selected

The adviser allocates the fund’s investments across various geographic areas, REIT managers and property types, such as apartments, retail properties, office buildings, hotels, industrial properties, health care facilities, storage facilities, manufactured housing, and special use facilities.

The adviser selects securities for the fund’s portfolio by analyzing the fundamental and relative values of potential real estate investments based on several factors, including:

•	The ability of the issuer to grow its funds from operations internally through increased occupancy and higher rents and externally through acquisitions and development.

•	The quality of the issuer’s management, including its ability to buy properties at reasonable prices and to add value by creative and innovative property and business management.

•	The issuer’s cash flows, price/funds from operations ratio, dividend yield and payment history, price/net asset value ratio and market price.

•	Current or anticipated economic and market conditions, interest rate changes, and regulatory developments.

Principal Risks
Investors could lose money on their investments in the fund or the fund could underperform if any of the following occurs:

•
The U.S. or a foreign or local real estate market declines due to economic conditions, supply/demand imbalances (e.g., overbuilding and high vacancy rates), reduced or regulated rents, or other causes.

•	Prices of the fund’s foreign securities go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign issuers.

•
To the extent that the fund invests in securities denominated in foreign currencies or in securities  that hold properties in foreign countries such that the issuer’s revenues and expenses are tied to foreign currencies, the fund may be subject, directly or indirectly, to foreign currency exchange gains or losses.

•	Interest rates go up. This can affect the availability or cost of financing for property acquisitions and reduce the value of a U.S. or foreign REIT’s fixed income investments.

•	The value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, falls because currency exchange rates change. This is known as currency risk.

•
The fund’s investments in emerging market or developing countries perform poorly as a result of market, credit, currency, liquidity, legal, political and other risks different from, or greater than, those affecting investment in developed foreign countries.

Fund Summaries – Specialty Fund
Sun Capital Global Real Estate Fund (continued)

•	The values of properties owned by a REIT are hurt by property tax increases, zoning changes, other governmental actions, environmental liabilities, natural disasters, or increased operating expenses.

•	A REIT in the fund’s portfolio is, or is perceived by the market to be, poorly managed.

•	The market for U.S. or foreign real estate investment securities goes down or is less favored than other stock market sectors or types of investments.

•
The fund’s investments in small cap real estate securities, which generally are more volatile and less liquid than mid or large cap securities, decline in value more steeply or become less liquid than expected.

•	The adviser’s judgments about the relative values of REIT securities selected for the fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

•
The fund’s non-diversified status and concentration in the real estate group of companies magnifies the fund’s losses from adverse events affecting a particular issuer or the real estate group of companies.

Fund Performance
The performance information below provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Service Class shares

(Full calendar years since February 1, 2004 inception)

Fund Summaries – Specialty Fund
Sun Capital Global Real Estate Fund (continued)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	34.75%	2nd Quarter 2009

Lowest	(39.09)%	4th Quarter 2008

Average annual total returns for Service Class shares
(for the periods ended December 31, 2009)

	One Year	Five Years	Since Inception (February 1, 2004)
Fund	29.83%	(1.23)%	3.14%

FTSE EPRA/NAREIT Developed Real Estate Index (reflects no deduction for fees or expenses)	38.26%	2.00%	6.56%

Portfolio Management

Adviser:  Sun Capital Advisers LLC

Portfolio Managers:
	Title with the Adviser	Manager Since
Thomas V. Pedulla	Senior Managing Director	1998
Leo D. Saraceno, CFA	Senior Managing Director	2003
Richard R. Gable, CFA	Managing Director	2001

Tax Information
Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

Payments to Broker-Dealers and Other Financial Intermediaries
The fund is only available as an underlying investment for variable annuity and variable life insurance contracts.  The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

MORE ABOUT THE FUNDS’ INVESTMENTS

The following section provides additional information about the characteristics of securities and investment strategies that a fund may use to a significant degree. This chart indicates the additional information applicable to each fund.

	Equity Securities	Market Capitalization Range	American Depositary Receipts	Multinational and Foreign Companies	Fixed Income Instruments	Credit Quality	U.S. Government Securities	Mortgage-related Securities
SC Ibbotson Balanced Fund*	x	x	x	x	x	x	x	x
SC Ibbotson Growth Fund*	x	x	x	x	x	x	x	x
SC Ibbotson Moderate Fund*	x	x	x	x	x	x	x	x
SC AllianceBernstein International Value Fund	x	x	x	x	x	x	x
SC Columbia Small Cap Value Fund	x	x	x	x		x	x	x
SC Davis Venture Value Fund	x	x	x	x	x	x	x
SC Goldman Sachs Mid Cap Value Fund	x	x	x	x	x	x	x
SC Invesco Small Cap Growth Fund	x	x	x	x	x	x	x
SC Lord Abbett Growth & Income Fund	x	x	x	x	x	x	x	x
SC Oppenheimer Large Cap Core Fund	x	x	x	x	x	x	x
SC Oppenheimer Main Street Small Cap Fund	x	x	x	x	x	x	x
SC WMC Blue Chip Mid Cap Fund	x	x	x	x	x	x	x
SC WMC Large Cap Growth Fund	x	x	x	x	x	x	x
Sun Capital Investment Grade Bond Fund	x		x	x	x	x	x	x
Sun Capital Money Market Fund				x	x	x	x
SC BlackRock Inflation Protected Bond Fund			x	x	x	x	x	x
SC Goldman Sachs Short Duration Fund	x			x	x	x	x	x
SC PIMCO High Yield Fund	x		x	x	x	x	x	x
SC PIMCO Total Return Fund	x		x	x	x	x	x	x
Sun Capital Global Real Estate Fund	x	x	x	x	x	x	x	x

* This fund invests in underlying funds which may in turn use a significant degree of the securities and strategies indicated.

MORE ABOUT THE FUNDS’ INVESTMENTS

	Emerging Markets	Yankees	High Yield Securities (junk bonds)	Derivative Contracts	Real Estate Companies	Portfolio Turnover	Borrowing	Illiquid securities	Defensive Investing
SC Ibbotson Balanced Fund*	x	x	x	x	x	x	x	x	x
SC Ibbotson Growth Fund*	x	x	x	x	x	x	x	x	x
SC Ibbotson Moderate Fund*	x	x	x	x	x	x	x	x	x
SC AllianceBernstein International Value Fund	x	x		x	x	x	x	x	x
SC Columbia Small Cap Value Fund			x	x	x	x	x	x	x
SC Davis Venture Value Fund	x		x	x	x	x	x	x	x
SC Goldman Sachs Mid Cap Value Fund				x	x	x	x	x	x
SC Invesco Small Cap Growth Fund				x	x			x	x
SC Lord Abbett Growth & Income Fund			x	x		x	x	x	x
SC Oppenheimer Large Cap Core Fund				x		x	x	x	x
SC Oppenheimer Main Street Small Cap Fund				x		x	x	x	x
SC WMC Blue Chip Mid Cap Fund				x	x	x	x	x	x
SC WMC Large Cap Growth Fund	x			x		x	x	x	x
Sun Capital Investment Grade Bond Fund	x	x	x	x	x	x	x	x	x
Sun Capital Money Market Fund		x						x
SC BlackRock Inflation Protected Bond Fund	x	x	x	x		x	x	x	x
SC Goldman Sachs Short Duration Fund	x	x		x		x	x	x	x
SC PIMCO High Yield Fund	x	x	x	x		x	x	x	x
SC PIMCO Total Return Fund	x	x	x	x		x	x	x	x
Sun Capital Global Real Estate Fund	x		x	x	x	x	x	x	x

* This fund invests in underlying funds which may in turn use a significant degree of the securities and strategies indicated.

MORE ABOUT THE FUNDS’ INVESTMENTS

Notice of changes to fund policy - For any fund with a policy of investing at least 80% of its net assets in a particular type of securities, the fund will provide written notice to its shareholders at least 60 days prior to any change in the fund’s 80% policy.  All funds except SC Ibbotson Balanced Fund, SC Ibbotson Growth Fund, SC Ibbotson Moderate Fund, SC Alliance Bernstein International Value Fund, SC Davis Venture Value Fund and Sun Capital Money Market Fund currently have an 80% policy.

Equity securities - Equity securities include common stocks, trust shares, and preferred stocks and debt securities convertible into stock and warrants. Convertible debt securities and convertible preferred stocks entitle the holder to acquire the issuer’s common stock by exchange or purchase at a predetermined rate. Convertible debt securities and convertible preferred stocks are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities.

Market capitalization range - A fund that intends to be substantially fully invested in equity securities of companies with total market capitalizations within the range defined by such fund’s key investment strategy may, nonetheless, maintain a portion of its assets in equity securities of companies with total market capitalizations outside the defined range. Securities of small and mid capitalization companies may present greater risks than securities of larger, more established companies. Small and mid capitalization companies are often volatile and may suffer significant losses as well as realize substantial growth. In a declining market, these stocks may be harder to sell, which may further depress their prices.

American Depositary Receipts - American Depositary Receipts (“ADRs”) are U.S. dollar denominated securities representing an interest in foreign securities. ADRs evidence ownership interests in a security or a pool of securities issued by a foreign company and deposited with the depositary. Prices of ADRs are quoted in U.S. dollars and ADRs are traded in the United States. Ownership of ADRs entails similar investment risks to direct ownership of foreign securities traded outside the United States, including increased market, liquidity, currency, political, information and other risks.

Multinational and foreign companies - Multinational companies are those companies that conduct their business operations and activities in more than one country. Foreign companies are those companies that conduct their business operations and activities outside of the United States. Due to investments in multinational or foreign companies, a fund may experience increased market, liquidity, currency, political, information and other risks. Issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. In the event of nationalization, expropriation or confiscation, a fund could lose its entire investment in foreign securities.

Some foreign securities are listed on a U.S. stock exchange or quoted market such as the New York Stock Exchange, American Stock Exchange, or National Association of Securities Dealers Automated Quotation. Unless otherwise noted, a fund may invest up to 10% of its total assets in equity and debt securities that are denominated in foreign currencies. SC AllianceBernstein International Value Fund and Sun Capital Global Real Estate Fund may invest without limit in foreign currency denominated securities. Sun Capital Money Market Fund cannot invest in foreign currency denominated securities.

Fixed income instruments - Fixed income instruments include U.S. government securities, corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored entities; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities. These securities may have many types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, payment-in-kind, and auction rate features. Fixed income securities may be of any maturity or duration.

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The value of inflation-indexed bonds is expected to change in response to changes in real interest rates.  Real interest rates are tied to the relationship between nominal interest rates (i.e., current or non-inflation adjusted interest rates) and the rate of inflation, and generally equal to the nominal interest rate less the current rate of inflation.

Inflation-indexed securities, including TIPS, decline in value when real interest rates rise.  If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds.  When real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.  Short-term increases in inflation may lead to a decline in value.  Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in a fund’s gross income.  Due to original issue discount, a fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the fund to liquidate certain investments when it is not advantageous to do so.  Also, if the principal value of an inflation-indexed bond is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

Credit quality - Securities are investment grade if they are rated in one of the four highest long-term rating categories of a nationally recognized statistical rating organization, have received a comparable short-term or other rating, or are unrated securities that the investment adviser or subadviser believes are of comparable quality. If a security receives different ratings from multiple rating organizations, a fund may treat the security as being rated the highest rating received. A fund may choose not to sell securities that are downgraded, after their purchase, below the fund’s minimum acceptable credit rating.

U.S. government securities - U.S. government securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. government agencies, instrumentalities, or sponsored enterprises. U.S. government securities may be supported by: (a) the full faith and credit of the U.S. Treasury; (b) the right of the issuer to borrow from the U.S. Treasury; (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer; or (d) only the credit of the issuer. U.S. government securities also include U.S. Treasury receipts, zero coupon bonds and other stripped U.S. government securities, where the interest and principal components of the stripped U.S. government securities are traded independently. U.S. government securities may also include U.S. Treasury inflation-protected securities, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. U.S. government securities are denominated in U.S. dollars.

Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.  In the case of U.S. Treasury inflation-indexed bonds, repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed.  For inflation-indexed bonds that do not provide a guarantee similar to that of U.S. Treasury inflation-indexed bonds, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Mortgage-related securities - Mortgage-related securities may be issued by private companies or by agencies of the U.S. government. Mortgage-related securities represent direct or indirect participations in, or are collateralized by the payables from, mortgage loans secured by real property. Mortgage-related securities include: mortgage pass-through securities, mortgage certificates, collateralized mortgage obligations, stripped mortgage-backed securities and mortgage dollar rolls.

Stripped mortgage-backed securities are structured derivative instruments representing an interest in a multi-class pool of mortgage-backed securities. A fund may use mortgage dollar rolls to finance the purchase of additional investments. In a dollar roll, a fund sells mortgage-backed securities and simultaneously contracts to repurchase substantially similar securities on a future date. Dollar rolls expose a fund to the risk that it will lose money if the additional investments do not produce enough income to cover the fund’s dollar roll obligations.

For mortgage derivatives and structured securities that have imbedded leverage features, small changes in interest or prepayment rates may cause large and sudden price movements. Mortgage derivatives can also become illiquid and hard to value in declining markets.

MORE ABOUT THE FUNDS’ INVESTMENTS

Mortgage-related securities are especially sensitive to prepayment and extension risk.

Emerging markets - Foreign investment risk may be particularly high to the extent that a fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political, and other risks different from, or greater than, the risks of investing in developed foreign countries.

Yankees - Yankees are foreign corporate debt securities, denominated in U.S. dollars and registered with the U.S. Securities and Exchange Commission for sale in the U.S.

High yield securities (junk bonds) - Unless otherwise noted, a fund will consider high yield securities (junk bonds) to be those securities rated below investment grade but rated at least Caa by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the subadviser to be of comparable quality. Those funds permitting investment in securities rated below Caa by Moody’s (or equivalently rated by S&P or Fitch, or, if unrated, determined by the fund’s subadviser to be of comparable quality) may experience the risks of investing in high yield securities to a greater extent, especially those associated with the illiquidity of high yield securities.

High yield securities involve greater volatility of price and risk of loss of principal and income. In addition, lower ratings reflect a greater possibility of an adverse change in financial condition affecting the ability of the issuer to make payments of interest and principal. The market price and liquidity of lower rated fixed income securities generally respond to short-term economic, corporate and market developments to a greater extent than do higher rated securities. These developments are perceived to have a more direct relationship to the ability of an issuer of lower rated securities to meet its ongoing debt obligations.

The market for high yield securities is not as liquid as the markets for higher rated securities. This means that it may be harder to buy and sell high yield securities, especially on short notice, and high yield securities may be more difficult for a fund to value accurately than higher rated securities. The market for high yield bonds could also be impacted by legal or tax changes.

Securities rated in the fourth highest category by the rating agencies are considered investment grade but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

Derivative contracts - Derivative contracts include futures and options on securities, securities indices, interest rates or currencies, or options on these futures. A derivative contract will obligate and/or entitle the fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, currency or index.

Unless otherwise indicated, a fund subject to a policy that requires it to invest at least 80% of its net assets in a particular type of securities may use derivatives to represent those securities, subject to the fund’s limitation on investments in derivatives.  If a fund does not either describe the use of derivatives or state a percentage limitation on the use of derivatives among its principal investments and strategies, the fund’s use of derivatives is not expected to be significant enough to be considered a principal strategy.

Where investing in individual bonds and sectors may not necessarily enable a fund to achieve its target duration or sector weighting, derivative contracts may be used to increase or decrease the fund’s exposure to a particular issuer or sector, or to increase the fund’s duration. Derivative contracts may also be used to manage interest rate risk associated with real estate and fixed income investments or to stay fully invested in stocks when a fund has a significant cash position.

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Currency swaps and other currency derivatives may be used to hedge against the risk that the currency in which a fund’s foreign securities are denominated will decline in value against the U.S. dollar. However, a fund will probably not be able to achieve a perfect hedge because of unavoidable discrepancies between the fund’s foreign currency investments and its currency derivatives. As a result, such fund might perform less well than a fund that does not hedge against foreign currency risk.

Interest rate swaps may be used by a fund to shift investment exposure from one type of payment obligation to another. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a “notional principal amount,” in return for payments equal to a fixed rate times the same notional amount, for a specified period of time.

Credit default swaps generally oblige a protection “buyer” to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. Credit default swaps involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk.

Even a small investment in derivative contracts can have a large impact on a fund’s interest rate sensitivity and securities market exposure. Therefore, using derivatives can disproportionately increase fund losses and reduce opportunities for gains when interest rates or securities prices are changing. A fund may not fully benefit from or may lose money on derivatives if the adviser’s (or subadviser’s) expectations in using them prove incorrect or if changes in their value do not correspond accurately to changes in the value of the fund’s other portfolio holdings. Counterparties to “over-the-counter” derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund’s portfolio less liquid and harder to value, especially in declining markets.

Real estate companies - A fund may invest in a variety of types of real estate companies including real estate investment trusts (“REITs”) and other U.S. and foreign real estate companies. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real-estate related loans or interests. An equity REIT invests most of its assets directly in U.S. or foreign real property, receives most of its income from rents and may also realize gains by selling appreciated property. A mortgage REIT invests most of its assets in real estate mortgages and earns most of its income from interest payments. A real estate company is a company that earns at least 50% of its gross revenues or net profits from real estate activities or from products or services related to the real estate sector. Real estate activities include owning, developing, managing, or acting as a broker for real estate. Examples of related products and services include building supplies and mortgage servicing.

Many of the risks associated with investments in real estate companies are similar to those of direct ownership of real estate and the real estate industry in general.  For example, real estate companies may be adversely affected by property tax increases, zoning law changes and other governmental actions, environmental liabilities, natural disasters, or increased operating costs.  Real estate companies are also affected by general, national, regional and local economic conditions.

REITs are also subject to additional risks, such as:

•	A REIT may be unable to obtain financing to fund income and gain distributions required by federal tax law.
•	A REIT may fail to qualify for the federal tax exemption for distributed income.
•	Changes in federal tax law may adversely affect REITs, for example, by limiting their permissible businesses or investments.
•
Fund shareholders indirectly bear a proportionate share of the advisory fees and other operating expenses of REITs in the fund’s portfolio in addition to the advisory fees and other expenses of the fund.

MORE ABOUT THE FUNDS’ INVESTMENTS

Portfolio turnover - Although a fund’s adviser or subadviser may not consider the portfolio turnover rate a limiting factor in making investment decisions for a fund, a high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the fund and which would detract from the fund’s performance.

Borrowing - A fund may borrow up to one-third of total assets from banks or through reverse repurchase agreements. Borrowing could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements.

Illiquid securities – A fund may invest to a greater degree in securities that trade in lower volumes and may make investments that may be less liquid than other investments. Additionally, a fund may make investments that may become less liquid in response to market developments or adverse investor perceptions.

Defensive investing - A fund may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. To the extent that a fund might adopt a temporary defensive position, and over the course of its existence, the fund may not meet its stated investment goal.

PORTFOLIO HOLDINGS

The board of trustees has adopted a policy governing the disclosure of the funds’ portfolio holdings. More detailed information about this policy can be found in the Statement of Additional Information.

THE INVESTMENT ADVISER AND SUBADVISERS

About the Adviser. Sun Capital Advisers LLC, One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, is the funds’ investment adviser.  The adviser provides the funds with investment research and portfolio management services and manages various aspects of the funds’ business affairs.  For a number of the funds, the Trust and the adviser have engaged a subadviser to provide portfolio management services to the fund, subject to the policies of the Trust’s board of trustees and the oversight and supervision of the adviser.  The adviser is an indirect, wholly-owned subsidiary of Sun Life Financial Inc. (“Sun Life Financial”). Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the New York, Toronto and Philippine stock exchanges.

The Sun Life Financial group of companies provides a broad range of financial products and services to individuals and groups located in Canada, the United States, the United Kingdom, and the Asia Pacific Region.  The adviser has been providing investment advice and supervisory services to Sun Life Financial affiliates since 1997.  As of December 31, 2009, the adviser had total assets under management of approximately $50.1 billion.

Unlike elsewhere in the prospectus, the following section presents information about the funds in groupings depending on the structure of their management fee. Specifically, the funds that pay the adviser a single unified management fee are set forth separately after all other funds.

With respect to the following fourteen funds, the adviser receives for its services a fee from each fund equal on an annual basis to a percentage of the fund’s average daily net assets. The adviser employs an unaffiliated subadviser for each of these funds except Sun Capital Investment Grade Bond Fund, Sun Capital Money Market Fund and Sun Capital Global Real Estate Fund, which the adviser manages directly without the use of any subadviser. In the case of those funds managed by a subadviser, the adviser pays a subadvisory fee to the subadviser. No fund is responsible for paying a subadvisory fee directly.

Advisory Fees

Fund	Daily Net Assets	Rate Schedule	Fees Paid for Fiscal Year Ending 12/31/09

SC Ibbotson Balanced Fund	All	0.125%	0.059%

SC Ibbotson Growth Fund	All	0.125%	0.044%

SC Ibbotson Moderate Fund	All	0.125%	0.040%

SC AllianceBernstein International Value Fund	All	0.63%	0.00%

SC Columbia Small Cap Value Fund	$0-$250 million over $250 million	0.90% 0.85%	0.50%

SC Davis Venture Value Fund	$0-$500 million	0.75%	0.72%
	over $500 million	0.70%

SC Invesco Small Cap Growth Fund	$0-$250 million over $250 million	0.95% 0.90%	0.00%

SC Oppenheimer Large Cap Core Fund	All	0.70%	0.46%

SC Oppenheimer Main Street Small Cap Fund	$0-$400 million	0.80%	0.59%
	$400-$800 million	0.75%
	over $800 million	0.70%

SC WMC Blue Chip Mid Cap Fund	$0-$300 million	0.80%	0.70%
	over $300 million	0.75%

SC WMC Large Cap Growth Fund	$0-$750 million	0.75%	0.51%
	over $750 million	0.70%

Sun Capital Investment Grade Bond Fund	All	0.60%	0.50%

Sun Capital Money Market Fund	All	0.50%	0.00%

Sun Capital Global Real Estate Fund	All	0.95%	0.88%

THE INVESTMENT ADVISER AND SUBADVISERS

The adviser has contractually agreed to limit its management fee and to reimburse each fund’s nonmanagement expenses until at least April 30, 2011. In the case of SC AllianceBernstein International Value Fund and SC Oppenheimer Large Cap Core Fund, the adviser has contractually agreed to limit its management fee and to reimburse the fund’s nonmanagement expenses until at least the later of April 30, 2011 or two years from the date assets are transferred into the fund pursuant to an order issued by the Securities and Exchange Commission. A fund’s management fees and ordinary nonmanagement expenses will be capped on an annual basis to the percentages of the fund’s average daily net assets shown below. The expense limits do not apply to any extraordinary expenses or to any Acquired Fund Fees and Expenses that a fund incurs by investing in an underlying fund. As a result, a fund’s actual direct and indirect expenses may be higher than the expense limit shown below. To the extent that any fund’s total expense ratio with respect to Service Class shares falls below its expense limit, the adviser reserves the right to be reimbursed for management fees waived and fund expenses paid by it during the prior two fiscal years. Because any such reimbursement is contractually limited to the amount of the expense cap, and thus will occur only to the extent that the total expense ratio falls below the expense limitation, in no event will any reimbursement to the adviser cause expenses of a fund to exceed the expense cap.

Expense Limit for Service Class Shares

Fund	Expense Limit
SC Ibbotson Balanced Fund	0.45%
SC Ibbotson Growth Fund	0.45%
SC Ibbotson Moderate Fund	0.45%
SC AllianceBernstein International Value Fund	1.00%
SC Columbia Small Cap Value Fund	1.40%
SC Davis Venture Value Fund	1.15%
SC Invesco Small Cap Growth Fund	1.40%
SC Oppenheimer Large Cap Core Fund	1.15%
SC Oppenheimer Main Street Small Cap Fund	1.25%
SC WMC Blue Chip Mid Cap Fund	1.25%
SC WMC Large Cap Growth Fund	1.06%
Sun Capital Investment Grade Bond Fund	1.00%
Sun Capital Money Market Fund	0.75%
Sun Capital Global Real Estate Fund	1.35%

With respect to the following six funds, the adviser is responsible for arranging all the services necessary for the funds’ ordinary operations. The adviser acts as a liaison among the various service providers to the funds and the insurance company or companies to which the funds offer their shares. For its advisory services, administrative services and all other services necessary for the ordinary operations of each fund, the adviser receives a unified management fee from each fund equal on an annual basis to a percentage of the fund’s average daily net assets. Out of that fee, the adviser pays for all of the ordinary expenses of managing and operating the fund, which include custodial, transfer agency, portfolio accounting, auditing, pricing and appraisal, dividend disbursing and ordinary legal services to the Trust. The unified fee does not include brokerage commissions and spreads, any Rule 12b-1 fees or other class expenses, fees and expenses of the independent trustees, Acquired Fund Fees and Expenses, taxes and extraordinary expenses. The adviser employs an unaffiliated subadviser for each fund. The adviser pays a subadvisory fee to the subadviser. No fund is responsible for paying a subadvisory fee directly.

THE INVESTMENT ADVISER AND SUBADVISERS

Unified Management Fees

Fund	Daily Net Assets	Unified Management Fee	Fees Paid for Fiscal Year Ending 12/31/09

SC Goldman Sachs Mid Cap Value Fund	All	1.05%	1.05%
SC Lord Abbett Growth & Income Fund	All	0.87%	0.86%
SC Blackrock Inflation Protected Bond Funds	All	0.65%	0.64%
SC Goldman Sachs Short Duration Fund	All	0.64%	0.64%
SC PIMCO High Yield Fund	All	0.74%	0.74%
SC PIMCO Total Return Fund	All	0.65%	0.64%

The adviser has contractually agreed to limit its unified management fee and to reimburse each fund’s nonmanagement expenses until at least April 30, 2011. In the case of SC BlackRock Inflation Protected Bond Fund and SC PIMCO Total Return Fund, the adviser has agreed to limit its unified management fee and to reimburse each fund’s nonmanagement expenses until at least the later of April 30, 2011 or two years from the date assets are transferred into the fund pursuant to an order issued by the Securities and Exchange Commission. A fund’s management fees and ordinary nonmanagement expenses will be capped on an annual basis to the percentages of the fund’s average daily net assets shown below. The expense limits do not apply to any extraordinary expenses or to any Acquired Fund Fees and Expenses that a fund incurs by investing in an underlying fund. As a result, a fund’s actual direct and indirect expenses may be higher than the expense limit shown below. To the extent that any fund’s total expense ratio with respect to Service Class shares falls below its expense limit, the adviser reserves the right to be reimbursed for management fees waived and fund expenses paid by it during the prior two fiscal years. Because any such reimbursement is contractually limited to the amount of the expense cap, and thus will occur only to the extent that the total expense ratio falls below the expense limitation, in no event will any reimbursement to the adviser cause expenses of a fund to exceed the expense cap.

Expense Limit for Service Class Shares

Fund	Expense Limit

SC Goldman Sachs Mid Cap Value Fund	1.32%

SC Lord Abbett Growth & Income Fund	1.12%

SC BlackRock Inflation Protected Bond Fund	0.90%

SC Goldman Sachs Short Duration Fund	0.90%

SC PIMCO High Yield Fund	1.00%

SC PIMCO Total Return Fund	0.90%

Sun Capital Advisers Trust (the “Trust”) and the adviser have received an exemptive order from the Securities and Exchange Commission permitting the adviser, subject to the approval of the Trust’s board of trustees, to select subadvisers to serve as portfolio managers of the funds or to materially modify an existing subadvisory contract without obtaining shareholder approval of a new or amended subadvisory contract. The adviser has ultimate responsibility to oversee and to recommend the hiring, termination and replacement of any subadviser.

A discussion regarding the factors considered by the trustees of the Trust in approving each fund’s investment advisory agreement is available in the fund’s annual report to shareholders for the period ended December 31, 2009.

THE INVESTMENT ADVISER AND SUBADVISERS

About the Subadvisers.

Each subadviser discharges its responsibilities to the applicable fund subject to the policies of the board of trustees and the oversight and supervision of the adviser.

About AllianceBernstein L.P.

AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, NY 10105, serves as subadviser to the Trust’s SC AllianceBernstein International Value Fund. AllianceBernstein is a leading international investment adviser with assets under management, as of December 31, 2009, totaling approximately $496 billion (of which approximately $132 billion represented assets of investment companies).

About BlackRock Financial Management, Inc.

BlackRock Financial Management, Inc. (“BlackRock”), 40 E. 52nd Street, New York, NY 10022, serves as subadviser to the Trust’s SC BlackRock Inflation Protected Bond Fund. BlackRock is an affiliate of BlackRock Advisors, LLC, a wholly owned subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with approximately $3.35 trillion of assets under management as of December 31, 2009. BlackRock, Inc. is an affiliate of PNC Financial Service Group, Inc. BlackRock has been an investment adviser since 1994.

About Columbia Management Investment Advisers, LLC

Columbia Management Investment Advisers, LLC (“CMIA”) (formerly known as RiverSource Investments, LLC), 100 Federal Street, Boston, MA 02110, serves as subadviser to the Trust’s SC Columbia Small Cap Value Fund. CMIA acts as investment manager for individuals, corporations, private investment companies and financial institutions. CMIA is registered as an investment adviser with the Securities and Exchange Commission and is an indirect, wholly-owned subsidiary of Ameriprise Financial, Inc.

About Davis Selected Advisers, L.P.

Davis Selected Advisers, L.P. (“Davis Advisors”), 2949 East Elvira Road, Suite 101, Tucson, Arizona 85756, serves as the subadviser to SC Davis Venture Value Fund. Davis Advisors is a professional investment management firm which provides investment services to mutual funds, employee benefit plans and other institutions and individuals. Davis Advisors is a limited partnership and Davis Investments, LLC, is its sole general partner. Christopher Davis is the sole member of the general partner. As of December 31, 2009, Davis Advisors had discretionary investment authority with respect to approximately $73 billion in client assets.

About Goldman Sachs Asset Management, L.P.

Goldman Sachs Asset Management, L.P. (“GSAM”), 200 West Street, New York, New York 10282-2198, serves as subadviser to SC Goldman Sachs Mid Cap Value Fund and SC Goldman Sachs Short Duration Fund. GSAM has been a registered investment adviser with the SEC since 1990 and is an affiliate of Goldman, Sachs & Co. As of December 31, 2009, GSAM reported total assets under management of $753.4 billion, which includes seed capital and excludes assets under supervision.

About Ibbotson Associates, Inc.

Ibbotson Associates, Inc. (“Ibbotson”), 22 W. Washington Street, Chicago, Illinois 60602, serves as subadviser to the Trust’s SC Ibbotson Moderate Fund, SC Ibbotson Balanced Fund and SC Ibbotson Growth Fund. Ibbotson is a registered investment adviser and wholly owned subsidiary of Morningstar, Inc. As of December 31, 2009, Ibbotson had assets under management of approximately $17.7 billion.

THE INVESTMENT ADVISER AND SUBADVISERS

About Invesco Advisers, Inc.

Invesco Advisers, Inc. (“Invesco”), 1555 Peachtree St., NE, Atlanta, Georgia 30309, serves as subadviser to the Trust’s SC Invesco Small Cap Growth Fund. Effective December 31, 2009, Invesco Aim Capital Management, Inc. (“Invesco Aim”), merged into Invesco Institutional (N.A.), Inc. as part of an internal reorganization of the investment adviser subsidiaries of Invesco Ltd.  Invesco Institutional (N.A.), Inc. then changed its name to Invesco Advisers, Inc.  The internal reorganization did not result in a change of actual control or management of the subadviser, and Invesco will provide substantially the same services as was provided by Invesco Aim.

Invesco, as successor in interest to multiple investment advisers, has been an investment adviser since 1976, is an indirect, wholly owned subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis. As of December 31, 2009, Invesco Ltd. had assets under management of approximately $423.1 billion.

About Lord, Abbett & Co. LLC

Lord, Abbett & Co. LLC (“Lord Abbett”), 90 Hudson Street, Jersey City, New Jersey 07302, serves as the subadviser to SC Lord Abbett Growth & Income Fund. Founded in 1929, Lord Abbett is an independent investment management firm with assets under management of approximately $88.8 billion in 53 mutual fund portfolios and other advisory accounts as of December 31, 2009.

About OppenheimerFunds, Inc. and OFI Institutional Asset Management, Inc.

OppenheimerFunds, Inc. (“OppenheimerFunds”), Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008, serves as subadviser to SC Oppenheimer Main Street Small Cap Fund and SC Oppenheimer Large Cap Core Fund. OppenheimerFunds has been an investment adviser since 1960. As of December 31, 2009, OppenheimerFunds had assets under management of approximately $160 billion.

OFI Institutional Asset Management, Inc. (“OFI Institutional”), Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York, 10281-1008, a wholly-owned subsidiary of OppenheimerFunds, serves as sub-subadviser to OppenheimerFunds on behalf of SC Oppenheimer Large Cap Core Fund. OFI Institutional has been an investment adviser since 2001.

About Pacific Investment Management Company LLC

Pacific Investment Management Company LLC (“PIMCO”), 840 Newport Center Drive, Newport Beach, California 92660, serves as subadviser to SC PIMCO High Yield Fund and SC PIMCO Total Return Fund. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of December 31, 2009, PIMCO had approximately $1,000.1 billion in assets under management.

About Wellington Management Company, LLP

Wellington Management Company, LLP (“Wellington Management”), a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109, serves as the subadviser to SC WMC Blue Chip Mid Cap Fund and SC WMC Large Cap Growth Fund. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of December 31, 2009, Wellington Management had investment management authority with respect to approximately $537 billion* in assets.

* The firm-wide asset totals do not include agency mortgage-backed security pass-through accounts managed for the Federal Reserve.

THE INVESTMENT ADVISER AND SUBADVISERS

About the Portfolio Managers. The adviser and subadvisers have selected the following persons to manage the investments for the funds.

Fund	Fund Manager(s)	Manager since	Positions during past five years
SC Ibbotson Balanced Fund, SC Ibbotson Growth Fund and SC Ibbotson Moderate Fund	Peng Chen, Ph.D	2008	President, Ibbotson, since 1997.
(Jointly managed)	Scott Wentsel	2008	Vice President and Senior Portfolio Manager, Ibbotson, since 2005. Executive director at Morgan Stanley (2000-2005).
	John Thompson	2008	Vice President, Portfolio Manager and Director of Global Investment Services, Ibbotson, since 2000.
	Cindy Galiano	2008	Portfolio Manager, Ibbotson, since 2006. Vice President and analyst with Northern Trust Corporation (2000-2006).

SC AllianceBernstein International Value Fund (Jointly managed)	Sharon E. Fay	2008
Executive Vice President and Head of Bernstein Value Equities (since 2009), CIO Global Value Equities (since 2003), CIO of UK and European Value Equities (2000-2006), and Chair of Global Value Investment Policy Group (since 2003) at AllianceBernstein.

	Kevin F. Simms	2008	Senior Vice President (since 2000), Co-CIO of International Value Equities (since 2003), and Director of Research for International Value and Global Value Equities (since 2000) at AllianceBernstein.
	Henry S. D’Auria	2008	Senior Vice President (since 2000), CIO of Emerging Markets Value Equities (since 2002), and Co-CIO of International Value Equities (since 2003) at AllianceBernstein.
	Eric J. Franco	2009	Senior Portfolio Manager for International and Global Value Equities (since 1998).

SC Columbia Small Cap Value Fund (Jointly managed)	Stephen D. Barbaro, CFA	2010	Senior Portfolio Manager of CMIA. Prior to joining CMIA in 2010, Mr. Barbaro was associated with Columbia Management Advisors, LLC or its predecessor firms since 1976.
	Jeremy H. Javidi, CFA	2010	Senior Portfolio Manager of CMIA. Prior to joining CMIA in 2010, Mr. Javidi was associated with Columbia Management Advisors, LLC or its predecessor firms since 2000.

SC Davis Venture Value Fund (Jointly managed)	Christopher C. Davis	2000	Chairman, Davis Advisors since 2001. Portfolio Manager for Davis Advisors since 1995.
	Kenneth C. Feinberg	2000	Portfolio Manager, Davis Advisors, since 1998.

THE INVESTMENT ADVISER AND SUBADVISERS

Fund	Fund Manager(s)	Manager since	Positions during past five years
SC Goldman Sachs Mid Cap Value Fund (Managed using a team-based approach. Mr. Alford, Ms. Domotorffy and Mr. Fallon share oversight responsibility for	Andrew Alford, PhD	2008
Managing Director.  Joined the Quantitative Investment Strategies (“QIS”) group as a researcher in 1998 and has since taken on portfolio management responsibilities for the group’s long-only and long/short products.

the computer optimized portfolio management process.)	Katinka Domotorffy, CFA	2009	Managing Director. CIO and Head of QIS (since 2009). Joined QIS in 1998 and was most recently head of strategy, senior portfolio manager and researcher for the global macro/fixed income teams.
	William J. Fallon, PhD	2010	Managing Director. Co-CIO of QIS Alpha Strategies and Head of Research. Joined QIS in 1998.

SC Invesco Small Cap Growth Fund (Jointly managed)	Juliet Ellis (Lead Manager)	2008	Senior Portfolio Manager, Invesco, since 2004.
	Juan Hartsfield	2008	Portfolio Manager, Invesco, since 2004.
	Clay Manley	2008	Portfolio Manager, Invesco, since 2008. Equity Analyst at Invesco (2002-2008).

SC Lord Abbett Growth & Income Fund (Managed by a team.	Eli M. Salzmann	2008	Partner (since 2000) and Director (since 1997) at Lord Abbett.
Mr. Salzmann and Mr. Sachs are jointly and primarily responsible for the day-to-day management of the fund.)	Lawrence D. Sachs	2009	Partner and Portfolio Manager at Lord Abbett since 2001.

SC Oppenheimer Large Cap Core Fund	Dave Schmidt, CFA	2008	Vice President and Portfolio Manager of OFI Institutional since July 2004.

SC Oppenheimer Main Street Small Cap Fund (Jointly managed)	Matthew P. Ziehl, CFA (Lead Manager)	2009
Vice President and Portfolio Manager of OppenheimerFunds since 2009. Prior to that, Portfolio Manager at RS Investment Management Co. LLC from 2006 to 2009. Prior to that, Managing Director at Guardian Life Insurance Company from 2001 to 2006.

	Raman Vardharaj, CFA	2009
Vice President and Portfolio Manager of OppenheimerFunds since 2009. Prior to that, Senior Quantitative Analyst at RS Investment Management Co. LLC from 2006 to 2009. Prior to that, Quantitative Analyst at Guardian Life Insurance Company from 1998 to 2006.

SC WMC Blue Chip Mid Cap Fund	Phillip H. Perelmuter	1999	Senior Vice President and Equity Portfolio Manager of Wellington Management. Joined Wellington Management as an investment professional in 1995.

SC WMC Large Cap Growth Fund	Paul E. Marrkand, CFA	2008
Senior Vice President and Equity Portfolio Manager of Wellington Management.  Joined Wellington Management as an investment professional in 2005.  Prior to that, he was an investment professional at Putnam Investments (1987-2005).

THE INVESTMENT ADVISER AND SUBADVISERS

Fund	Fund Manager(s)	Manager since	Positions during past five years
Sun Capital Investment Grade Bond Fund	Evan S. Moskovit, CFA (Lead Manager; Corporate/Strategy Specialist)	2002	Senior Managing Director, Sun Capital Advisers LLC, since 2002. Joined Sun Life Financial in 1997.

Michael A. Savage, CFA (Structured Products Specialist)		2002	Managing Director, Sun Capital Advisers LLC, since 2002. Joined Sun Life Financial in 1993.

SC BlackRock Inflation Protected Bond Fund (Jointly managed)	Stuart Spodek	2008
Managing Director, BlackRock, since 2002. Co-Head of US Fixed Income within Fixed Income Portfolio Management Group (since 2007), Portfolio Manager (since 1995), and Analyst (since 1993) at BlackRock Advisors, LLC.

	Brian Weinstein	2008
Managing Director, BlackRock, since 2007. Co-Portfolio Manager, BlackRock, since 2005. Member of Portfolio Management Group at BlackRock Advisors, LLC (since 2002). Member of Portfolio Analytics Group at BlackRock Advisors, LLC (2000-2002).

SC Goldman Sachs Short Duration Fund	James P. McCarthy	2008	Managing Director (since 2002) and Co-Head of Global Liquidity Management (since 2002) at GSAM.
	David Fishman	2009	Managing Director (since 2001) and Co-Head of Global Liquidity Management (since 2002) at GSAM.

SC PIMCO High Yield Fund	Andrew Jessop	2010
Executive Vice President and Portfolio Manager of PIMCO since 2009. Prior to that, he was Managing Director, Portfolio Manager and Co-Head of the high yield group at Goldman Sachs Asset Management, L.P. (1997-2009).

SC PIMCO Total Return Fund	William H. Gross	2008	Managing Director, Co-CIO and founding partner of PIMCO. Joined PIMCO in 1971.

THE INVESTMENT ADVISER AND SUBADVISERS

Fund	Fund Manager(s)	Manager since	Positions during past five years
Sun Capital Global Real Estate Fund (Jointly managed among all three managers)	Thomas V. Pedulla (Specializes in Direct Real Estate Investment Strategy)	1998	Senior Managing Director, Sun Capital Advisers LLC, since 2000. Joined Sun Life Financial in 1991.

	Leo D. Saraceno, CFA (Specializes in REIT Investments)	2003	Senior Managing Director, Sun Capital Advisers LLC, since 2001. Joined Sun Life Financial in 1986.

	Richard R. Gable, CFA (Specializes in REIT Investments)	2001	Managing Director, Sun Capital Advisers LLC, since 2006. Joined Sun Life Financial in 1998.

The Statement of Additional Information provides additional information about the fund managers’ compensation, other accounts managed by the fund managers and the fund managers’ ownership of shares of the fund(s) they manage that are offered through variable annuities or variable life insurance products.

PURCHASE AND REDEMPTION AND OTHER INFORMATION

Buying and Redeeming Service Class Shares. Each fund sells its Service Class shares at net asset value (“NAV”) directly to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts. Each fund may suspend the offer of its shares and reserves the right to reject any specific purchase order. A fund may refuse a purchase order if, in the adviser’s opinion, the order is of a size that would disrupt the management of the fund.

Variable contract owners will receive the NAV next calculated after the insurance company receives their orders, provided the insurance company transmits the orders timely to the fund.  Insurance company separate accounts that accept orders from contract owners to purchase and redeem Service Class shares before the close of regular trading on the New York Stock Exchange (the “Exchange”) will receive that day’s NAV (which will be calculated as of the close of regular trading on the Exchange), provided that the insurance company transmits the orders to the fund prior to the opening of trading on the Exchange on the next business day. If the fund receives orders after the Exchange opens, those orders will receive the next business day’s NAV.

Each fund redeems its shares on any business day. Normally, a fund forwards redemption proceeds by bank wire to the redeeming insurance company on the next business day after redemption instructions are received. Under unusual circumstances, a fund may suspend redemptions or postpone payment for up to seven (7) days or, as permitted by federal securities laws, longer.

Excessive and Short-term Trading. The Trust’s board of trustees has adopted policies and procedures with respect to excessive and short-term trading of shares by contract owners. The funds discourage excessive and short-term trading, which can disrupt portfolio management strategies and increase fund operating expenses. Each fund sells its shares to insurance company separate accounts for the purpose of funding variable annuity or variable life insurance contracts. As a result, the funds’ ability to monitor trading activity by the owners of such contracts is limited and, therefore, trading patterns representing excessive trading practices by contract owners may not be detected by the funds. However, the funds have entered into an information sharing agreement with each insurance company, which requires the insurance company to provide certain information regarding underlying shareholders. The funds’ policies provide that a fund may reject a purchase order if, in the adviser’s opinion, the order is of a size that would disrupt the management of the fund or otherwise represents excessive or short-term trading. If the Trust determines that purchase and redemption activity in a fund indicate potential excessive trading activity, the Trust will communicate with the relevant insurance companies to determine, on a case-by-case basis, whether action is necessary, such as rejecting purchase orders from certain contract owners. These measures may not be applied uniformly but will be imposed as the Trust and the relevant insurance company consider appropriate. Different insurance companies or different products offered by the same insurance company may have different policies regarding excessive trading. To the extent that such policies are not uniform, or are not applied uniformly, the funds and the contract owners bear the risk that excessive trading by some contract owners may not be curtailed. In addition, the terms of a particular insurance contract may also limit the insurance company’s ability to address excessive trading. For specific information about the purchase, redemption and transfer limitation policies that apply to a particular variable annuity or variable life insurance contract, contract owners should review the separate account prospectus prepared by the insurance company for their contracts.

The Trust’s reliance on data provided pursuant to any information sharing agreement and on insurance companies to detect and curtail excessive trading activity presents the risk that some contract owners may engage in this activity and that other contract owners will be adversely affected by it. To the extent that a fund is unable to detect or curtail excessive and short-term trading, such trading may interfere with efficient management of the fund’s portfolio, and may require the fund to take other steps, such as maintaining cash balances, using its line of credit and effecting portfolio transactions, in each case, to a greater degree than it otherwise would. These activities could increase the fund’s operating costs and decrease its investment performance.

Small cap and high yield securities (junk bonds) may not trade every day or may not trade frequently through a trading day. To the extent that SC Columbia Small Cap Value Fund, SC Invesco Small Cap Growth Fund and SC Oppenheimer Main Street Small Cap Fund invest primarily in small cap securities and to the extent that SC PIMCO High Yield Fund invests primarily in below investment grade, high yield securities, these funds may be more susceptible to a short-term trading strategy reflecting an investor’s belief that the values of the fund’s portfolio securities, as reflected by the fund’s net asset value on any given day, do not fully reflect the then current fair market value of such securities.

PURCHASE AND REDEMPTION AND OTHER INFORMATION

Automatic Transactions. Purchases and redemptions arising out of an automatic transaction under an insurance contract are effected when received by the insurance company in the manner described above. Automatic transactions include investment of net premiums, payment of death benefits, deduction of fees and charges, transfers, surrenders, loans, loan repayments, deductions of interest on loans, lapses, reinstatements, and similar automatic transactions.

Valuation of Shares. Each fund offers its shares at the NAV per Service Class share of the fund. Each fund calculates its NAV once daily as of the close of regular trading on the Exchange (generally at 4:00 p.m., Eastern time) on each day the Exchange is open. If the Exchange closes early, the funds will accelerate the determination of NAV to the closing time. On any day an international market is closed and the Exchange is open, a fund will normally value its foreign securities, if any, at the prior day’s close with the current day’s exchange rate.

Each fund values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. Because international markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a fund could change on days when an insurance company cannot buy or sell shares of the fund. A fund may value securities at fair value when market quotations are not readily available or the adviser believes that available market quotations do not reasonably represent the securities’ actual value. Fair value is determined by the fund in good faith according to procedures adopted by the board of trustees.  A fund that uses fair value to price securities may value those securities higher or lower than another fund that uses market quotations to price the same securities.

Distribution Plan. Each fund has adopted a plan under Rule 12b-1 that allows the fund to pay distribution and service fees for the sale, distribution and servicing of its shares. Because this fee is paid out of the fund’s Service Class assets on an on-going basis, over time this fee will increase the cost of your investment and may cost you more than paying other types of sales charges. Agreements related to the plan may be terminated with respect to the fund on 60 days’ written notice, without payment of any penalty, by a vote of the majority of the independent trustees, by a vote of a majority of the outstanding Service Class Shares of the fund, or by any other party to the agreement.

Dividends and Distributions. Each fund intends to distribute all or substantially all of its net realized capital gains, if any, and net investment income for each taxable year. Sun Capital Money Market Fund, Sun Capital Investment Grade Bond Fund, SC BlackRock Inflation Protected Bond Fund, SC Goldman Sachs Short Duration Fund, SC PIMCO High Yield Fund and SC PIMCO Total Return Fund declare dividends from net investment income daily and pay dividends monthly. All other funds declare and pay dividends from net investment income at least annually. Each fund distributes its net realized capital gains, if any, at least annually. The funds expect that an insurance company holding shares on behalf of a contract owner will elect to reinvest dividends and capital gains in additional shares of the fund that paid them. Shares purchased become entitled to dividends as of the first business day following the date of investment.

Taxes. Shares of the funds are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

Each fund is treated as a separate entity for U.S. federal income tax purposes. Each fund has elected or intends to elect to be treated and to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a regulated investment company, each fund must satisfy federal tax requirements relating to the sources of its income, diversification of its assets, and distribution of its income to shareholders. If a fund meets these requirements, it will not be subject to U.S. federal income tax on any net investment income and net capital gains it distributes to shareholders.

Purchase and Redemption and Other Information

Each fund also intends to comply with certain additional diversification requirements relating to the tax-deferred status of variable contracts issued by insurance company separate accounts. More specific information on these diversification requirements is contained in the prospectus for the variable contracts and in the funds’ Statement of Additional Information.

A fund’s failure to comply with these requirements could cause the holder of a variable contract based on a separate account that invested in whole or in part in that fund to be subject to current taxation of all income accrued on the contract for the current and all prior taxable years, unless the Internal Revenue Service permits correction of the failure, which cannot be assured.

Special Considerations for Variable Products Funds

Investments by Variable Product Separate Accounts in Shares of the Funds. Each fund will sell its shares to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts. The variable contracts may or may not offer all the funds described in this prospectus as investment options.

Conflicts Between Fund Investors. The interests of owners of different variable contracts investing in a fund could conflict due to differences of tax treatment and other considerations. The Trust currently does not foresee any disadvantages to investors arising from the fact that each fund may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life contracts. Nevertheless, the board of trustees will monitor events to seek to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more funds and shares of another fund may be substituted. In addition, the sale of shares may be suspended or terminated if required by law or regulatory authority or if it is in the best interests of the fund’s shareholders.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the performance of the Service Class shares of each fund for the periods indicated. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following table is included in the annual report (available upon request) along with the funds’ financial statements and the report of the funds’ independent registered public accounting firm. The funds’ financial statements were audited by Deloitte & Touche LLP, an independent registered public accounting firm. Insurance company separate account contract expenses are not reflected in these tables. Had such expenses been added, the performance figures would have been lower.

Selected data for a share outstanding throughout each period:

	SC Ibbotson Balanced Fund Service Class Shares
	Years Ended December 31,
	2009__	2008*__

Net Asset Value, Beginning of Period………………………………………………….	$ 9.06	$ 10.00
	___________________________	___________________________

Income (Loss) from Investment Operations:
Net investment income (loss) (e)…………………………………………………...	0.17†	0.01
Net realized and unrealized gain (loss) on investments…………………………….	1.97	(0.95)(c)
	___________________________	___________________________

Total from Investment Operations………………………………………………….	2.14	(0.94)
	___________________________	___________________________

Less Distributions from:
Net investment income……………………………………………………………..	(0.00)(h)	—
Net realized gain on investments…………………………………………………...	(0.00)(h)	—
	___________________________	___________________________

Total distributions…………………………………………………………………..	(0.00)(h)	—
	___________________________	___________________________

Net Asset Value, End of Period…………………………………………………………	$ 11.20	$ 9.06
	___________________________	___________________________
	___________________________	___________________________

Total Return (b)………………………………………………………………………….	23.65%	(9.40)%
	___________________________	___________________________
	___________________________	___________________________

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)………………………………………………………...	$ 566,276	$ 38,747
Ratios to average net assets:
Net expenses (a)(d)(e)(f)…………………………………………………………...	0.45%	0.45%
Gross expenses (a)(e)(f)……………………………………………………………	0.52%	2.11%
Net investment income (loss) (a)(d)(e)(f)………………………………………….	1.69%	1.82%
Portfolio turnover rate (g)………………………………………………………………...	14%	0%
____________________
*	For the period from October 1, 2008 (Commencement of Operations – Service Class Shares) through December 31, 2008.
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)
Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(c)
The amount shown for a share outstanding does not correspond with the net realized and unrealized gain (loss) on investments for the period due to timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the fund.

(d)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(e)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Does not include the portfolio turnover activity of the underlying funds in which the fund invests.
(h)	Amount is less than $0.005.

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	SC Ibbotson Growth Fund Service Class Shares
	Years Ended December 31,
	2009__	2008*__

Net Asset Value, Beginning of Period………………………………………………….	$ 8.87	$ 10.00
	___________________________	___________________________

Income (Loss) from Investment Operations:
Net investment income (loss) (e)…………………………………………………...	0.12†	0.01
Net realized and unrealized gain (loss) on investments…………………………….	2.25	(1.14)(c)
	___________________________	___________________________

Total from Investment Operations………………………………………………….	2.37	(1.13)
	___________________________	___________________________

Less Distributions from:
Net investment income……………………………………………………………..	(0.00)(h)	—
Net realized gain on investments…………………………………………………...	(0.00)(h)	—
	___________________________	___________________________

Total distributions…………………………………………………………………..	(0.00)(h)	—
	___________________________	___________________________

Net Asset Value, End of Period…………………………………………………………	$ 11.24	$ 8.87
	___________________________	___________________________
	___________________________	___________________________

Total Return (b)………………………………………………………………………….	26.75%	(11.30)%
	___________________________	___________________________
	___________________________	___________________________

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)………………………………………………………...	$ 448,441	$ 33,191
Ratios to average net assets:
Net expenses (a)(d)(e)(f)…………………………………………………………...	0.45%	0.45%
Gross expenses (a)(e)(f)……………………………………………………………	0.53%	2.08%
Net investment income (loss) (a)(d)(e)(f)………………………………………….	1.18%	1.53%
Portfolio turnover rate (g)………………………………………………………………...	16%	7%
____________________
*	For the period from October 1, 2008 (Commencement of Operations – Service Class Shares) through December 31, 2008.
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)
Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(c)
The amount shown for a share outstanding does not correspond with the net realized and unrealized gain (loss) on investments for the period due to timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the fund.

(d)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(e)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Does not include the portfolio turnover activity of the underlying funds in which the fund invests.
(h)	Amount is less than $0.005.

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	SC Ibbotson Moderate Fund Service Class Shares
	Years Ended December 31,
	2009__	2008*__

Net Asset Value, Beginning of Period………………………………………………….	$ 9.18	$ 10.00
	___________________________	___________________________

Income (Loss) from Investment Operations:
Net investment income (loss) (e)…………………………………………………...	0.20†	0.02
Net realized and unrealized gain (loss) on investments…………………………….	1.56	(0.84)(c)
	___________________________	___________________________

Total from Investment Operations………………………………………………….	1.76	(0.82)
	___________________________	___________________________

Less Distributions from:
Net investment income……………………………………………………………..	(0.00)(h)	—
Net realized gain on investments…………………………………………………...	(0.00)(h)	—
	___________________________	___________________________

Total distributions…………………………………………………………………..	(0.00)(h)	—
	___________________________	___________________________

Net Asset Value, End of Period…………………………………………………………	$ 10.94	$ 9.18
	___________________________	___________________________
	___________________________	___________________________

Total Return (b)………………………………………………………………………….	19.22%	(8.20)%
	___________________________	___________________________
	___________________________	___________________________

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)………………………………………………………...	$ 364,790	$ 33,974
Ratios to average net assets:
Net expenses (a)(d)(e)(f)…………………………………………………………...	0.45%	0.45%
Gross expenses (a)(e)(f)……………………………………………………………	0.53%	2.12%
Net investment income (loss) (a)(d)(e)(f)………………………………………….	2.01%	2.22%
Portfolio turnover rate (g)………………………………………………………………...	12%	1%
____________________
*	For the period from October 1, 2008 (Commencement of Operations – Service Class Shares) through December 31, 2008.
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)
Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(c)
The amount shown for a share outstanding does not correspond with the net realized and unrealized gain (loss) on investments for the period due to timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the fund.

(d)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(e)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Does not include the portfolio turnover activity of the underlying funds in which the fund invests.
(h)	Amount is less than $0.005.

 FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	SC AllianceBernstein International Value Fund Service Class Shares
	Years Ended December 31,
	2009__	2008*__

Net Asset Value, Beginning of Period………………………………………………….	$ 7.92	$ 10.00
	___________________________	___________________________

Income (Loss) from Investment Operations:
Net investment income (loss) (d)…………………………………………………...	0.21†	0.02
Net realized and unrealized gain (loss) on investments…………………………….	2.11	(2.09)
	___________________________	___________________________

Total from Investment Operations………………………………………………….	2.32	(2.07)
	___________________________	___________________________

Less Distributions from:
Net investment income……………………………………………………………..	(0.20)	(0.01)
Net realized gain on investments…………………………………………………...	(0.23)	—
	___________________________	___________________________

Total distributions…………………………………………………………………..	(0.43)	(0.01)
	___________________________	___________________________

Net Asset Value, End of Period…………………………………………………………	$ 9.81	$ 7.92
	___________________________	___________________________
	___________________________	___________________________

Total Return (b)………………………………………………………………………….	29.26%	(20.96)%
	___________________________	___________________________
	___________________________	___________________________

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)………………………………………………………...	$ 1,666	$ 2,051
Ratios to average net assets:
Net expenses (a)(c)(d)……………………………………………………………...	1.00%	1.00%
Gross expenses (a)(d)………………………………………………………………	1.69%	4.64%
Net investment income (loss) (a)(c)(d)…………………………………………….	2.35%	1.07%
Portfolio turnover rate…..………………………………………………………………...	49%	7%
____________________
*	For the period from October 1, 2008 (Commencement of Operations – Service Class Shares) through December 31, 2008.
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)
Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	SC Columbia Small Cap Value Fund Service Class Shares
	Years Ended December 31,
	2009__	2008*__

Net Asset Value, Beginning of Period………………………………………………….	$ 7.97	$ 10.00
	___________________________	___________________________

Income (Loss) from Investment Operations:
Net investment income (loss) (d)…………………………………………………...	0.04†	0.01
Net realized and unrealized gain (loss) on investments…………………………….	2.36	(2.03)
	___________________________	___________________________

Total from Investment Operations………………………………………………….	2.40	(2.02)
	___________________________	___________________________

Less Distributions from:
Net investment income……………………………………………………………..	(0.02)	(0.01)
Net realized gain on investments…………………………………………………...	(0.28)	—
	___________________________	___________________________

Total distributions…………………………………………………………………..	(0.30)	(0.01)
	___________________________	___________________________

Net Asset Value, End of Period…………………………………………………………	$ 10.07	$ 7.97
	___________________________	___________________________
	___________________________	___________________________

Total Return (b)………………………………………………………………………….	30.07%	(20.20)%
	___________________________	___________________________
	___________________________	___________________________

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)………………………………………………………...	$ 6,809	$ 1,424
Ratios to average net assets:
Net expenses (a)(c)(d)……………………………………………………………...	1.40%	1.40%
Gross expenses (a)(d)………………………………………………………………	1.87%	6.68%
Net investment income (loss) (a)(c)(d)…………………………………………….	0.44%	0.72%
Portfolio turnover rate…..………………………………………………………………...	110%	28%
____________________
*	For the period from October 1, 2008 (Commencement of Operations – Service Class Shares) through December 31, 2008.
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)
Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	SC Davis Venture Value Fund Service Class Shares
	Years Ended December 31,
	2009__	2008__	2007__	2006*__

Net Asset Value, Beginning of Period……………………………………..	$ 8.32	$ 13.61	$ 13.15	$ 12.08
	___________________________	___________________________	___________________________	___________________________

Income (Loss) from Investment Operations:
Net investment income (loss) (d)……………………………………..	0.04†	0.06	0.12	0.04
Net realized and unrealized gain (loss) on investments………………	2.37	(5.17)	0.39	1.12
	___________________________	___________________________	___________________________	___________________________

Total from Investment Operations……………………………………	2.41	(5.11)	0.51	1.16
	___________________________	___________________________	___________________________	___________________________

Less Distributions from:
Net investment income……………………………………………….	(0.01)	(0.07)	(0.05)	(0.09)
Net realized gain on investments…………………………………….	—	(0.11)	—	—
	___________________________	___________________________	___________________________	___________________________

Total distributions……………………………………………………	(0.01)	(0.18)	(0.05)	(0.09)
	___________________________	___________________________	___________________________	___________________________

Net Asset Value, End of Period…………………………………………..	$ 10.72	$ 8.32	$ 13.61	$ 13.15
	___________________________	___________________________	___________________________	___________________________
	___________________________	___________________________	___________________________	___________________________

Total Return (b)……………………………………………………………	29.02%	(37.93)%	3.91%	9.66%
	___________________________	___________________________	___________________________	___________________________
	___________________________	___________________________	___________________________	___________________________

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)……………………………………...……	$ 235,240	$ 82,041	$ 27,764	$ 27
Ratios to average net assets:
Net expenses (a)(c)(d)………………………………………...………	1.15%	1.15%	1.15%	1.15%
Gross expenses (a)(d)…………………………………………………	1.18%	1.35%	1.35%	1.43%
Net investment income (loss) (a)(c)(d)…………….…………………	0.41%	0.65%	0.68%	0.48%
Portfolio turnover rate…….…………………………………………………	17%	19%	10%	16%
____________________
*	For the period from May 1, 2006 (Commencement of Operations – Service Class Shares) through December 31, 2006.
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)
Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	SC Goldman Sachs Mid Cap Value Fund Service Class Shares
	Years Ended December 31,
	2009__	2008*__

Net Asset Value, Beginning of Period………………………………………………….	$ 6.93	$ 10.00
	___________________________	___________________________

Income (Loss) from Investment Operations:
Net investment income (loss) (d)…………………………………………………...	0.09†	0.07
Net realized and unrealized gain (loss) on investments…………………………….	1.68	(3.09)
	___________________________	___________________________

Total from Investment Operations………………………………………………….	1.77	(3.02)
	___________________________	___________________________

Less Distributions from:
Net investment income……………………………………………………………..	(0.06)	(0.05)
Net realized gain on investments…………………………………………………...	(0.71)	—
	___________________________	___________________________

Total distributions…………………………………………………………………..	(0.77)	(0.05)
	___________________________	___________________________

Net Asset Value, End of Period…………………………………………………………	$ 7.93	$ 6.93
	___________________________	___________________________
	___________________________	___________________________

Total Return (b)………………………………………………………………………….	25.38%	(30.21)%
	___________________________	___________________________
	___________________________	___________________________

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)………………………………………………………...	$ 18,699	$ 4,452
Ratios to average net assets:
Net expenses (a)(c)(d)……………………………………………………………...	1.31%	1.32%
Gross expenses (a)(d)………………………………………………………………	1.31%	1.32%
Net investment income (loss) (a)(c)(d)…………………………………………….	1.15%	1.65%
Portfolio turnover rate…..………………………………………………………………...	159%	90%
____________________
*	For the period from March 7, 2008 (Commencement of Operations – Service Class Shares) through December 31, 2008.
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)
Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	SC Invesco Small Cap Growth Fund Service Class Shares
	Years Ended December 31,
	2009__	2008*__

Net Asset Value, Beginning of Period………………………………………………….	$ 7.50	$ 10.00
	___________________________	___________________________

Income (Loss) from Investment Operations:
Net investment income (loss) (d)…………………………………………………...	(0.04)†	(0.01)
Net realized and unrealized gain (loss) on investments…………………………….	2.40	(2.49)
	___________________________	___________________________

Total from Investment Operations………………………………………………….	2.36	(2.50)
	___________________________	___________________________

Less Distributions from:
Net investment income……………………………………………………………..	—	—
Net realized gain on investments…………………………………………………...	(0.31)	—
	___________________________	___________________________

Total distributions…………………………………………………………………..	(0.31)	—
	___________________________	___________________________

Net Asset Value, End of Period…………………………………………………………	$ 9.55	$ 7.50
	___________________________	___________________________
	___________________________	___________________________

Total Return (b)………………………………………………………………………….	31.39%	(25.00)%
	___________________________	___________________________
	___________________________	___________________________

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)………………………………………………………...	$ 6,488	$ 1,544
Ratios to average net assets:
Net expenses (a)(c)(d)……………………………………………………………...	1.40%	1.40%
Gross expenses (a)(d)………………………………………………………………	2.48%	9.42%
Net investment income (loss) (a)(c)(d)…………………………………………….	(0.51)%	(0.72)%
Portfolio turnover rate…..………………………………………………………………...	114%	4%
____________________
*	For the period from October 1, 2008 (Commencement of Operations – Service Class Shares) through December 31, 2008.
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)
Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	SC Lord Abbett Growth & Income Fund Service Class Shares
	Years Ended December 31,
	2009__	2008*__

Net Asset Value, Beginning of Period………………………………………………….	$ 7.08	$ 10.00
	___________________________	___________________________

Income (Loss) from Investment Operations:
Net investment income (loss) (d)…………………………………………………...	0.04†	0.06
Net realized and unrealized gain (loss) on investments…………………………….	1.19	(2.93)
	___________________________	___________________________

Total from Investment Operations………………………………………………….	1.23	(2.87)
	___________________________	___________________________

Less Distributions from:
Net investment income……………………………………………………………..	(0.02)	(0.05)
Net realized gain on investments…………………………………………………...	(0.78)	—
	___________________________	___________________________

Total distributions…………………………………………………………………..	(0.80)	(0.05)
	___________________________	___________________________

Net Asset Value, End of Period…………………………………………………………	$ 7.51	$ 7.08
	___________________________	___________________________
	___________________________	___________________________

Total Return (b)………………………………………………………………………….	17.41%	(28.68)%
	___________________________	___________________________
	___________________________	___________________________

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)………………………………………………………...	$ 9,422	$ 2,620
Ratios to average net assets:
Net expenses (a)(c)(d)……………………………………………………………...	1.12%	1.12%
Gross expenses (a)(d)………………………………………………………………	1.13%	1.14%
Net investment income (loss) (a)(c)(d)…………………………………………….	0.49%	1.48%
Portfolio turnover rate…..………………………………………………………………...	83%	73%
____________________
*	For the period from March 7, 2008 (Commencement of Operations – Service Class Shares) through December 31, 2008.
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)
Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	SC Oppenheimer Large Cap Core Fund Service Class Shares
	Years Ended December 31,
	2009__	2008__	2007__	2006__	2005__

Net Asset Value, Beginning of Period…………………………..	$ 6.87	$ 11.03	$ 12.65	$ 10.70	$ 12.72
	___________________________	___________________________	___________________________	___________________________	___________________________

Income (Loss) from Investment Operations:
Net investment income (loss) (c)……………………………	0.10†	0.10	0.08	0.12	(0.00)(d)
Net realized and unrealized gain (loss) on investments…….	1.33	(4.19)	(0.84)	2.00	(0.11)
	___________________________	___________________________	___________________________	___________________________	___________________________

Total from Investment Operations………………………….	1.43	(4.09)	(0.76)	2.12	(0.11)
	___________________________	___________________________	___________________________	___________________________	___________________________

Less Distributions from:
Net investment income……………………………………...	(0.05)	(0.04)	(0.08)	(0.13)	—
Net realized gain on investments……………………………	—	(0.03)	(0.78)	(0.04)	(1.91)
	___________________________	___________________________	___________________________	___________________________	___________________________

Total distributions…………………………………………..	(0.05)	(0.07)	(0.86)	(0.17)	(1.91)
	___________________________	___________________________	___________________________	___________________________	___________________________

Net Asset Value, End of Period…………………………………	$ 8.25	$ 6.87	$ 11.03	$ 12.65	$ 10.70
	___________________________	___________________________	___________________________	___________________________	___________________________
	___________________________	___________________________	___________________________	___________________________	___________________________

Total Return (a)………………………………………………….	20.85%	(37.15)%	(6.07)%	19.78%	(0.98)%
	___________________________	___________________________	___________________________	___________________________	___________________________
	___________________________	___________________________	___________________________	___________________________	___________________________

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)…………………………………	$ 11,734	$ 4,974	$ 7,808	$ 5,262	$ 1,594
Ratios to average net assets:
Net expenses (b)(c)………………………………………….	1.15%	1.15%	1.15%	1.15%	1.15%
Gross expenses (c)…………………………………………..	1.44%	2.34%	2.05%	2.62%	3.04%
Net investment income (loss) (b)(c)…………….…………..	1.37%	1.05%	0.63%	1.44%	(0.05)%
Portfolio turnover rate…….……………………………………….	109%	189%	63%	135%	114%
____________________
†	Based on average shares outstanding during the period.
(a)
Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

(b)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(c)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(d)	Amount is less than $0.005 per share.

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	SC Oppenheimer Main Street Small Cap Fund Service Class Shares
	Years Ended December 31,
	2009__	2008__	2007__	2006*__

Net Asset Value, Beginning of Period……………………………………..	$ 7.66	$ 12.85	$ 14.99	$ 15.56
	___________________________	___________________________	___________________________	___________________________

Income (Loss) from Investment Operations:
Net investment income (loss) (d)……………………………………..	0.02†	(0.00)(e)	0.01	(0.01)
Net realized and unrealized gain (loss) on investments………………	2.78	(4.77)	(0.29)	0.04
	___________________________	___________________________	___________________________	___________________________

Total from Investment Operations……………………………………	2.80	(4.77)	(0.28)	0.03
	___________________________	___________________________	___________________________	___________________________

Less Distributions from:
Net investment income……………………………………………….	(0.01)	(0.00)(e)	—	—
Net realized gain on investments…………………………………….	—	(0.42)	(1.86)	(0.60)
	___________________________	___________________________	___________________________	___________________________

Total distributions……………………………………………………	(0.01)	(0.42)	(1.86)	(0.60)
	___________________________	___________________________	___________________________	___________________________

Net Asset Value, End of Period…………………………………………..	$ 10.45	$ 7.66	$ 12.85	$ 14.99
	___________________________	___________________________	___________________________	___________________________
	___________________________	___________________________	___________________________	___________________________

Total Return (b)……………………………………………………………	36.50%	(38.14)%	(2.11)%	0.48%
	___________________________	___________________________	___________________________	___________________________
	___________________________	___________________________	___________________________	___________________________

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)……………………………………...……	$ 134,819	$ 115,098	$ 105,377	$ 25
Ratios to average net assets:
Net expenses (a)(c)(d)………………………………………...………	1.25%	1.25%	1.25%	1.25%
Gross expenses (a)(d)…………………………………………………	1.46%	1.55%	1.61%	1.82%
Net investment income (loss) (a)(c)(d)…………….…………………	0.20%	0.04%	(0.06)%	(0.09)%
Portfolio turnover rate…….…………………………………………………	132%	126%	126%	206%
____________________
*	For the period from May 1, 2006 (Commencement of Operations – Service Class Shares) through December 31, 2006.
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)
Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(e)	Amount is less than $0.005 per share.

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	SC WMC Blue Chip Mid Cap Fund Service Class Shares
	Years Ended December 31,
	2009__	2008*__

Net Asset Value, Beginning of Period………………………………………………….	$ 9.30	$ 15.70
	___________________________	___________________________

Income (Loss) from Investment Operations:
Net investment income (loss) (d)…………………………………………………...	(0.01)†	0.02
Net realized and unrealized gain (loss) on investments…………………………….	2.78	(3.19)
	___________________________	___________________________

Total from Investment Operations………………………………………………….	2.77	(3.17)
	___________________________	___________________________

Less Distributions from:
Net investment income……………………………………………………………..	(0.00)(e)	(0.03)
Net realized gain on investments…………………………………………………...	—	(3.20)
	___________________________	___________________________

Total distributions…………………………………………………………………..	(0.00)(e)	(3.23)
	___________________________	___________________________

Net Asset Value, End of Period…………………………………………………………	$ 12.07	$ 9.30
	___________________________	___________________________
	___________________________	___________________________

Total Return (b)………………………………………………………………………….	29.96%	(26.06)%
	___________________________	___________________________
	___________________________	___________________________

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)………………………………………………………...	$ 40,249	$ 31,137
Ratios to average net assets:
Net expenses (a)(c)(d)……………………………………………………………...	1.25%	1.25%
Gross expenses (a)(d)………………………………………………………………	1.35%	1.47%
Net investment income (loss) (a)(c)(d)…………………………………………….	(0.09)%	0.02%
Portfolio turnover rate…..………………………………………………………………...	82%	104%
____________________
*	For the period from March 7, 2008 (Commencement of Operations – Service Class Shares) through December 31, 2008.
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)
Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(e)	Amount is less than $0.005 per share.

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	SC WMC Large Cap Growth Fund Service Class Shares
	Years Ended December 31,
	2009__	2008__	2007__	2006*__

Net Asset Value, Beginning of Period……………………………………..	$ 5.92	$ 10.63	$ 9.98	$ 10.00
	___________________________	___________________________	___________________________	___________________________

Income (Loss) from Investment Operations:
Net investment income (loss) (d)……………………………………..	0.03†	0.02	(0.02)	(0.01)
Net realized and unrealized gain (loss) on investments………………	2.16	(4.73)	0.70	(0.01)
	___________________________	___________________________	___________________________	___________________________

Total from Investment Operations……………………………………	2.19	(4.71)	0.68	(0.02)
	___________________________	___________________________	___________________________	___________________________

Less Distributions from:
Net investment income……………………………………………….	(0.01)	—	—	—
Net realized gain on investments…………………………………….	—	(0.00)(e)	(0.03)	—
	___________________________	___________________________	___________________________	___________________________

Total distributions……………………………………………………	(0.01)	(0.00)(e)	(0.03)	—
	___________________________	___________________________	___________________________	___________________________

Net Asset Value, End of Period…………………………………………..	$ 8.10	$ 5.92	$ 10.63	$ 9.98
	___________________________	___________________________	___________________________	___________________________
	___________________________	___________________________	___________________________	___________________________

Total Return (b)……………………………………………………………	37.08%	(44.30)%	6.78%	(0.20)%
	___________________________	___________________________	___________________________	___________________________
	___________________________	___________________________	___________________________	___________________________

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)……………………………………...……	$ 17,883	$ 15,518	$ 33,064	$ 3,810
Ratios to average net assets:
Net expenses (a)(c)(d)………………………………………...………	1.06%	1.06%	1.06%	1.06%
Gross expenses (a)(d)…………………………………………………	1.33%	1.43%	1.46%	5.26%
Net investment income (loss) (a)(c)(d)…………….…………………	0.46%	0.17%	(0.25)%	(0.10)%
Portfolio turnover rate…….…………………………………………………	72%	265%	307%	110%
____________________
*	For the period from May 1, 2006 (Commencement of Operations – Service Class Shares) through December 31, 2006.
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)
Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(e)	Amount is less than $0.005 per share.

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	Sun Capital Investment Grade Bond Fund Service Class Shares
	Years Ended December 31,
	2009__	2008__	2007__	2006__	2005__

Net Asset Value, Beginning of Period…………………………...	$ 7.90	$ 9.55	$ 9.69	$ 9.79	$ 10.16
	___________________________	___________________________	___________________________	___________________________	___________________________

Income (Loss) from Investment Operations:
Net investment income (loss) (c)……………………………	0.37†	0.49	0.47	0.47	0.44
Net realized and unrealized gain (loss) on investments……..	1.23	(1.66)	(0.14)	0.01	(0.27)
	___________________________	___________________________	___________________________	___________________________	___________________________

Total from Investment Operations………………………….	1.60	(1.17)	0.33	0.48	0.17
	___________________________	___________________________	___________________________	___________________________	___________________________

Less Distributions from:
Net investment income……………………………………...	(0.37)	(0.48)	(0.47)	(0.45)	(0.44)
Net realized gain on investments……………………………	(0.01)	—	—	(0.11)	(0.10)
Capital……………………………………………………….	—	—	—	(0.02)	—
	___________________________	___________________________	___________________________	___________________________	___________________________

Total distributions…………………………………………..	(0.38)	(0.48)	(0.47)	(0.58)	(0.54)
	___________________________	___________________________	___________________________	___________________________	___________________________

Net Asset Value, End of Period………………………………….	$ 9.12	$ 7.90	$ 9.55	$ 9.69	$ 9.79
	___________________________	___________________________	___________________________	___________________________	___________________________
	___________________________	___________________________	___________________________	___________________________	___________________________

Total Return (a)…………………………………………………..	20.58%	(12.67)%	3.51%	5.13%	1.73%
	___________________________	___________________________	___________________________	___________________________	___________________________
	___________________________	___________________________	___________________________	___________________________	___________________________

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)…………………………………	$ 64,213	$ 21,189	$ 25,460	$ 9,393	$ 3,612
Ratios to average net assets:
Net expenses (b)(c)………………………………………….	1.00%	1.00%	1.00%	1.00%	1.00%
Gross expenses (c)…………………………………………..	1.10%	1.31%	1.24%	1.31%	1.28%
Net investment income (loss) (b)(c)…………….…………..	4.25%	5.45%	4.89%	5.06%	4.48%
Portfolio turnover rate…….……………………………………….	99%	30%	46%	55%	55%
____________________
†	Based on average shares outstanding during the period.
(a)
Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

(b)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(c)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(d)	Amount is less than $0.005 per share.

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	Sun Capital Money Market Fund Service Class Shares
	Years Ended December 31,
	2009__	2008__	2007__	2006__	2005*_

Net Asset Value, Beginning of Period…………………………...	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
	___________________________	___________________________	___________________________	___________________________	___________________________

Income (Loss) from Investment Operations:
Net investment income (loss) (d)……………………………	0.00(e)†	0.02	0.05	0.04	0.02
Net realized and unrealized gain (loss) on investments……..	0.00(e)	0.00(e)	—	—	—
	___________________________	___________________________	___________________________	___________________________	___________________________

Total from Investment Operations………………………….	0.00(e)	0.02	0.05	0.04	0.02
	___________________________	___________________________	___________________________	___________________________	___________________________

Less Distributions from:
Net investment income……………………………………...	(0.00)(e)	(0.02)	(0.05)	(0.04)	(0.02)
	___________________________	___________________________	___________________________	___________________________	___________________________

Total distributions…………………………………………..	(0.00)(e)	(0.02)	(0.05)	(0.04)	(0.02)
	___________________________	___________________________	___________________________	___________________________	___________________________

Net Asset Value, End of Period………………………………….	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
	___________________________	___________________________	___________________________	___________________________	___________________________
	___________________________	___________________________	___________________________	___________________________	___________________________

Total Return (b)…………………………………………………..	0.02%	2.00%	4.61%	4.33%	1.93%
	___________________________	___________________________	___________________________	___________________________	___________________________
	___________________________	___________________________	___________________________	___________________________	___________________________

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)…………………………………	$ 116,282	$ 54,108	$ 1,740	$ 1,274	$ 509
Ratios to average net assets:
Net expenses (a)(c)(d)……………………………………….	0.38%	0.75%	0.75%	0.75%	0.75%
Gross expenses (a)(d)...……………………………………..	0.94%	1.10%	1.00%	1.02%	1.02%
Net investment income (loss) (a)(c)(d)………….…………..	0.01%	1.34%	4.50%	4.31%	2.99%
Portfolio turnover rate…….……………………………………….	N/A	N/A	N/A	N/A	N/A
____________________
*	For the period from April 25, 2005 (Commencement of Operations – Service Class Shares) through December 31, 2005.
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)
Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(e)	Amount is less than $0.005 per share.

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	SC BlackRock Inflation Protected Bond Fund Service Class Shares
	Years Ended December 31,
	2009__	2008*__

Net Asset Value, Beginning of Period………………………………………………….	$ 9.87	$ 10.00
	___________________________	___________________________

Income (Loss) from Investment Operations:
Net investment income (loss) (e)…………………………………………………...	0.21†	(0.06)
Net realized and unrealized gain (loss) on investments…………………………….	0.60	(0.04)(c)
	___________________________	___________________________

Total from Investment Operations………………………………………………….	0.81	(0.10)
	___________________________	___________________________

Less Distributions from:
Net investment income……………………………………………………………..	(0.20)	(0.03)
Net realized gain on investments…………………………………………………...	(0.16)	—
	___________________________	___________________________

Total distributions…………………………………………………………………..	(0.36)	(0.03)
	___________________________	___________________________

Net Asset Value, End of Period…………………………………………………………	$ 10.32	$ 9.87
	___________________________	___________________________
	___________________________	___________________________

Total Return (b)………………………………………………………………………….	8.34%	(0.96)%
	___________________________	___________________________
	___________________________	___________________________

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)………………………………………………………...	$ 78,839	$ 4,276
Ratios to average net assets:
Net expenses (a)(d)(e)……………………………………………………………...	0.90%	0.90%
Gross expenses (a)(e)………………………………………………………………	0.91%	0.93%
Net investment income (loss) (a)(d)(e)…………………………………………….	2.07%	(4.60)%
Portfolio turnover rate…..………………………………………………………………...	278%	85%
____________________
*	For the period from October 1, 2008 (Commencement of Operations – Service Class Shares) through December 31, 2008.
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)
Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(c)
The amount shown for a share outstanding does not correspond with the net realized and unrealized gain (loss) on investments for the period due to timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the fund.

(d)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(e)	Does not include any insurance charges imposed in connection with your variable insurance contract.

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	SC Goldman Sachs Short Duration Fund Service Class Shares
	Years Ended December 31,
	2009__	2008*__

Net Asset Value, Beginning of Period………………………………………………….	$ 10.13	$ 10.00
	___________________________	___________________________

Income (Loss) from Investment Operations:
Net investment income (loss) (d)…………………………………………………...	0.17†	0.14
Net realized and unrealized gain (loss) on investments…………………………….	0.18	0.16
	___________________________	___________________________

Total from Investment Operations………………………………………………….	0.35	0.30
	___________________________	___________________________

Less Distributions from:
Net investment income……………………………………………………………..	(0.18)	(0.14)
Net realized gain on investments…………………………………………………...	(0.07)	(0.03)
	___________________________	___________________________

Total distributions…………………………………………………………………..	(0.25)	(0.17)
	___________________________	___________________________

Net Asset Value, End of Period…………………………………………………………	$ 10.23	$ 10.13
	___________________________	___________________________
	___________________________	___________________________

Total Return (b)………………………………………………………………………….	3.52%	3.00%
	___________________________	___________________________
	___________________________	___________________________

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)………………………………………………………...	$ 107,329	$ 63,422
Ratios to average net assets:
Net expenses (a)(c)(d)……………………………………………………………...	0.90%	0.90%
Gross expenses (a)(d)………………………………………………………………	0.90%	0.92%
Net investment income (loss) (a)(c)(d)…………………………………………….	1.66%	1.95%
Portfolio turnover rate…..………………………………………………………………...	231%	333%
____________________
*	For the period from March 7, 2008 (Commencement of Operations – Service Class Shares) through December 31, 2008.
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)
Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	SC PIMCO High Yield Fund Service Class Shares
	Years Ended December 31,
	2009__	2008*__

Net Asset Value, Beginning of Period………………………………………………….	$ 8.07	$ 10.00
	___________________________	___________________________

Income (Loss) from Investment Operations:
Net investment income (loss) (d)…………………………………………………...	0.72†	0.51
Net realized and unrealized gain (loss) on investments…………………………….	1.62	(1.85)
	___________________________	___________________________

Total from Investment Operations………………………………………………….	2.34	(1.34)
	___________________________	___________________________

Less Distributions from:
Net investment income……………………………………………………………..	(0.71)	(0.53)
Net realized gain on investments…………………………………………………...	(0.24)	(0.06)
	___________________________	___________________________

Total distributions…………………………………………………………………..	(0.95)	(0.59)
	___________________________	___________________________

Net Asset Value, End of Period…………………………………………………………	$ 9.46	$ 8.07
	___________________________	___________________________
	___________________________	___________________________

Total Return (b)………………………………………………………………………….	30.34%	(13.92)%
	___________________________	___________________________
	___________________________	___________________________

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)………………………………………………………...	$ 24,680	$ 12,300
Ratios to average net assets:
Net expenses (a)(c)(d)……………………………………………………………...	1.00%	1.00%
Gross expenses (a)(d)………………………………………………………………	1.00%	1.03%
Net investment income (loss) (a)(c)(d)…………………………………………….	8.19%	7.18%
Portfolio turnover rate…..………………………………………………………………...	190%	75%
____________________
*	For the period from March 7, 2008 (Commencement of Operations – Service Class Shares) through December 31, 2008.
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)
Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	SC PIMCO Total Return Fund Service Class Shares
	Years Ended December 31,
	2009__	2008*__

Net Asset Value, Beginning of Period………………………………………………….	$ 10.55	$ 10.00
	___________________________	___________________________

Income (Loss) from Investment Operations:
Net investment income (loss) (d)…………………………………………………...	0.24†	0.02
Net realized and unrealized gain (loss) on investments…………………………….	0.65	0.55
	___________________________	___________________________

Total from Investment Operations………………………………………………….	0.89	0.57
	___________________________	___________________________

Less Distributions from:
Net investment income……………………………………………………………..	(0.26)	(0.02)
Net realized gain on investments…………………………………………………...	(0.14)	(0.00)(e)
	___________________________	___________________________

Total distributions…………………………………………………………………..	(0.40)	(0.02)
	___________________________	___________________________

Net Asset Value, End of Period…………………………………………………………	$ 11.04	$ 10.55
	___________________________	___________________________
	___________________________	___________________________

Total Return (b)………………………………………………………………………….	8.62%	5.76%
	___________________________	___________________________
	___________________________	___________________________

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)………………………………………………………...	$ 243,743	$ 18,397
Ratios to average net assets:
Net expenses (a)(c)(d)……………………………………………………………...	0.90%	0.90%
Gross expenses (a)(d)………………………………………………………………	0.91%	0.93%
Net investment income (loss) (a)(c)(d)…………………………………………….	2.15%	0.97%
Portfolio turnover rate…..………………………………………………………………...	496%	181%
____________________
*	For the period from October 1, 2008 (Commencement of Operations – Service Class Shares) through December 31, 2008.
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)
Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(e)	Amount is less than $0.005 per share.

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	Sun Capital Global Real Estate Fund Service Class Shares
	Years Ended December 31,
	2009__	2008__	2007__	2006__	2005__

Net Asset Value, Beginning of Period…………………………...	$ 9.77	$ 19.66	$ 26.23	$ 19.97	$ 20.08
	___________________________	___________________________	___________________________	___________________________	___________________________

Income (Loss) from Investment Operations:
Net investment income (loss) (c)……………………………	0.32†	0.18	0.40	0.64	0.21
Net realized and unrealized gain (loss) on investments……..	2.56	(8.22)	(3.71)	6.94	1.65
	___________________________	___________________________	___________________________	___________________________	___________________________

Total from Investment Operations………………………….	2.88	(8.04)	(3.31)	7.58	1.86
	___________________________	___________________________	___________________________	___________________________	___________________________

Less Distributions from:
Net investment income……………………………………...	(0.33)	(0.34)	(0.30)	(0.31)	(0.26)
Net realized gain on investments……………………………	(0.07)	(1.51)	(2.96)	(1.01)	(1.71)
	___________________________	___________________________	___________________________	___________________________	___________________________

Total distributions…………………………………………..	(0.40)	(1.85)	(3.26)	(1.32)	(1.97)
	___________________________	___________________________	___________________________	___________________________	___________________________

Net Asset Value, End of Period………………………………….	$ 12.25	$ 9.77	$ 19.66	$ 26.23	$ 19.97
	___________________________	___________________________	___________________________	___________________________	___________________________
	___________________________	___________________________	___________________________	___________________________	___________________________

Total Return (a)…………………………………………………..	29.83%	(44.89)%	(13.34)%	38.64%	9.37%
	___________________________	___________________________	___________________________	___________________________	___________________________
	___________________________	___________________________	___________________________	___________________________	___________________________

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)…………………………………	$ 138,929	$ 126,838	$ 173,065	$ 106,954	$ 50,778
Ratios to average net assets:
Net expenses (b)(c)………………………………………….	1.35%	1.35%	1.35%	1.35%	1.35%
Gross expenses (c)…………………………………………..	1.43%	1.48%	1.43%	1.44%	1.47%
Net investment income (loss) (b)(c)…………….…………..	3.33%	1.15%	2.82%	2.95%	3.56%
Portfolio turnover rate…….……………………………………….	110%	76%	25%	44%	32%
____________________
†	Based on average shares outstanding during the period.
(a)
Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

(b)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(c)	Does not include any insurance charges imposed in connection with your variable insurance contract.

INFORMATION ABOUT THE UNDERLYING FUNDS

Appendix A
Information About the Underlying Funds in which the Funds of Funds Invest
SC Ibbotson Balanced Fund, SC Ibbotson Growth Fund and SC Ibbotson Moderate Fund

The following is intended to summarize the primary investment strategies of, and to provide you with certain other information about, the funds not included in this prospectus in which SC Ibbotson Balanced Fund, SC Ibbotson Growth Fund and SC Ibbotson Moderate Fund will invest. These summaries do not reflect all of the investment policies and strategies that are disclosed in each underlying fund’s prospectus and statement of additional information, and are not an offer of the underlying funds’ shares.

No summary is provided for the underlying funds listed below that are included in this prospectus and the statement of additional information along with SC Ibbotson Balanced Fund, SC Ibbotson Growth Fund and SC Ibbotson Moderate Fund. The only difference between the underlying funds included in this prospectus and those in which SC Ibbotson Balanced Fund, SC Ibbotson Growth Fund and SC Ibbotson Moderate Fund will invest is that the underlying funds included in this prospectus pay an additional 0.25% distribution and service (12b-1) fee not applicable to those in which the funds will invest. The underlying funds in which SC Ibbotson Balanced Fund, SC Ibbotson Growth Fund and SC Ibbotson Moderate Fund intend to invest may change from time to time at the discretion of Sun Capital Advisers LLC and Ibbotson Associates, Inc. without prior notice to, or approval of, shareholders. Each underlying fund normally will be invested according to its investment strategy. However, an underlying fund also may have the ability to invest without limitation in money market instruments or other investments for temporary defensive purposes. The prospectus and statement of additional information for each underlying fund are available on the Securities and Exchange Commission’s website.

Domestic Equity Funds

SCSM Columbia Small Cap Value Fund

SCSM Davis Venture Value Fund

SCSM Goldman Sachs Mid Cap Value Fund

SCSM Invesco Small Cap Growth Fund

SCSM Lord Abbett Growth & Income Fund

SCSM Oppenheimer Large Cap Core Fund

SCSM Oppenheimer Main Street Small Cap Fund

SCSM WMC Blue Chip Mid Cap Fund

SCSM WMC Large Cap Growth Fund

MFS® Value Portfolio (Investment Goal: Capital appreciation)

MFS Value Portfolio seeks to achieve its investment objective by investing the fund’s assets primarily in equity securities. The fund normally invests its assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures. While the fund may invest in companies of any size, it generally focuses on companies with large capitalizations.

INFORMATION ABOUT THE UNDERLYING FUNDS

International Equity Funds

SCSM AllianceBernstein International Value Fund

MFS® International Growth Portfolio (Investment Goal: Capital appreciation)

MFS International Growth Portfolio seeks to achieve its investment objective by investing the fund’s assets primarily in foreign equity securities, including emerging market equity securities. The fund normally invests a relatively high percentage of assets in a single country, a small number of countries, or a particular geographic region. The fund focuses on investing in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures. The fund may be invested in companies of any size.

MFS® Research International Portfolio (Investment Goal: Capital appreciation)

MFS Research International Portfolio seeks to achieve its investment objective by investing primarily in foreign equity securities, including emerging market equity securities. The fund may invest a relatively high percentage of the fund’s assets in a single country, a small number of countries, or a particular geographic region. The fund may invest in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies. The fund may be invested in companies of any size.

MFS® Emerging Markets Equity Portfolio (Investment Goal: Capital appreciation)

MFS Emerging Markets Equity Portfolio seeks to achieve its investment objective by investing at least 80% of the fund’s net assets in equity securities of issuers that are tied economically to emerging market countries. Emerging market countries may include countries determined to have emerging market economies, taking into account a number of factors. Such countries are located in Latin America, Asia, Africa, the Middle East, and the developing countries of Europe, primarily Eastern Europe. The fund may be invested in companies of any size.

Specialty Equity Funds

Sun Capital Global Real Estate Fund

Fixed Income Funds

Sun Capital Investment Grade Bond Fund®

Sun Capital Money Market Fund®

SCSM BlackRock Inflation Protected Bond Fund

SCSM Goldman Sachs Short Duration Fund

SCSM PIMCO High Yield Fund

SCSM PIMCO Total Return Fund

ADDITIONAL INFORMATION ABOUT THE INDICES

Appendix B
Additional Information About the Indices

Barclays Capital Global Real Index: U.S. TIPS

The Barclays Capital Global Real Index: U.S. TIPS is comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better) that have at least one year to final maturity and at least $250 million par amount outstanding.

Barclays Capital U.S. Aggregate Bond Index

The Barclays Capital U.S. Aggregate Bond Index is a widely recognized market value-weighted index composed of U.S. Treasuries, agencies, credit, asset-backed securities, commercial mortgage-backed securities and mortgage- backed securities.

BofA Merrill Lynch 1-3 Year U.S. Treasury Index

The BofA Merrill Lynch 1-3 Year U.S. Treasury Index tracks the performance of the direct Sovereign debt of the U.S. Government and includes all U.S. dollar-denominated U.S. Treasury Notes and Bonds having at least one year remaining to maturity.

BofA Merrill Lynch BB-B U.S. High Yield Constrained Index

The BofA Merrill Lynch BB-B U.S. High Yield Constrained Index contains all securities in the BofA Merrill Lynch U.S. High Yield Index rated BB1 through B3, based on an average of Moody’s, S&P and Fitch, but caps issuer exposure at 2%.

BofA Merrill Lynch U.S. 3-Month Treasury Bill Index

The BofA Merrill Lynch U.S. 3-Month Treasury Bill Index is a measure of the performance of the 3-month U.S. Treasury bill.

Dow Jones Moderate U.S. Relative Risk Portfolio Index

The Dow Jones Moderate U.S. Relative Risk Portfolio Index measures the performance of moderate portfolios based on incremental levels of potential risk and is designed to systematically measure various levels of risk relative to the risk of a U.S. all-stock index. The Dow Jones Moderate U.S. Relative Risk Portfolio Index consists of 60% equities and 40% fixed income.

Dow Jones Moderately Aggressive U.S. Relative Risk Portfolio Index

The Dow Jones Moderately Aggressive U.S. Relative Risk Portfolio Index measures the performance of moderately aggressive portfolios based on incremental levels of potential risk and is designed to systematically measure various levels of risk relative to the risk of a U.S. all-stock index. The Dow Jones Moderate U.S. Relative Risk Portfolio Index consists of 80% equities and 20% fixed income.

Dow Jones Moderately Conservative U.S. Relative Risk Portfolio Index

The Dow Jones Moderately Conservative U.S. Relative Risk Portfolio Index measures the performance of moderately conservative portfolios based on incremental levels of potential risk and is designed to systematically measure various levels of risk relative to the risk of a U.S. all-stock index. The Dow Jones Moderate U.S. Relative Risk Portfolio Index consists of 40% equities and 60% fixed income.

ADDITIONAL INFORMATION ABOUT THE INDICES

FTSE EPRA/NAREIT Developed Real Estate Index

The FTSE EPRA/NAREIT Developed Real Estate Index is a total-return index comprising eight index families covering the world’s largest investment markets in various currencies, and is designed to track the performance of listed real estate companies and REITs worldwide.

MSCI-EAFE Index

The MSCI-EAFE Index tracks performance of large cap international equity securities and is widely regarded as the standard for measuring large cap international stock market performance.

Russell Midcap® Value Index

The Russell Midcap® Value Index tracks the performance of the mid-cap value segment of the U.S. equity universe and includes those Russell Midcap® Value Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 1000® Growth Index

The Russell 1000® Growth Index is an unmanaged index that measures stock performance of those Russell 1000® Index securities with higher price to book ratios and higher forecasted growth values, representative of U.S. securities exhibiting growth characteristics.

Russell 1000® Value Index

The Russell 1000® Value Index tracks the performance of the 1,000 largest companies in the Russell 3000® Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Growth Index

The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Index

The Russell 2000® Index measures the performance of the 2,000 companies with the smallest market capitalizations within the Russell 3000® Index (an index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization).

Russell 2000® Value Index

The Russell 2000® Value Index tracks the performance of the small value segment of the U.S. equity universe and includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

S&P 500 Index

The S&P 500 Index is an unmanaged, weighted index of the stock performance of 500 industrial, transportation, utility and financial companies.

S&P MidCap 400 Index

The S&P MidCap 400 Index is a market cap weighted mid cap index, broadly representing the mid cap market in the United States.

ADDITIONAL INFORMATION

The Statement of Additional Information (“SAI”) provides more detailed information about the funds and is incorporated into this prospectus by reference. Additional information about the funds’ investments is available in the Trust’s annual and semiannual reports to shareholders, and quarterly reports filed with the Securities and Exchange Commission. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds’ performance during their last fiscal year. You may obtain free copies of the SAI and the annual and semi-annual reports, request other information and discuss questions about the funds by contacting your agent, or the funds at the address or telephone number listed below. In addition, you may obtain the SAI, annual and semi-annual reports at the adviser’s website at
www.suncapitaladvisers.com.

Sun Capital Advisers Trust
One Sun Life Executive Park
Wellesley Hills, MA 02481

Telephone: 1-800-432-1102 x3330

Investment Adviser                                                                                                Independent Registered Public Accounting Firm

Sun Capital Advisers LLC                                                                                                Deloitte & Touche LLP

Principal Underwriter                                                                                                Administrator, Custodian

Clarendon Insurance Agency, Inc.                                                                                State Street Bank & Trust Company

You can review and copy information about the funds (including the SAI) at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at the number listed below. You can get text-only copies for a duplicating fee by writing or sending an electronic request to:

Securities and Exchange Commission
Public Reference Section
100 F Street, N.E.
Washington, D.C. 20549-1520
e-mail: publicinfo@sec.gov

Telephone: 1-202-551-8090
Free from the EDGAR Database on the SEC’s
Internet website: http://www.sec.gov

SUN CAPITAL ADVISERS TRUST

Investment Company Act File No. 811-08879

SUN CAPITAL ADVISERS TRUST

SCSM Ibbotson Balanced Fund
(Tickers:  SCIBX – Initial Class / SIBSX – Service Class)

SCSM Ibbotson Growth Fund
(Tickers:  SIBGX – Initial Class / SIGSX – Service Class)

SCSM Ibbotson Moderate Fund
(Tickers:  SCIMX – Initial Class / SIMSX – Service Class)

SCSM AllianceBernstein International Value Fund
(Tickers:  SABIX – Initial Class / SABSX – Service Class)

SCSM Columbia Small Cap Value Fund
(Tickers:  SCDSX – Initial Class / SDSSX – Service Class)

SCSM Davis Venture Value Fund
(Tickers:  SDVVX – Initial Class / SVVSX – Service Class)

SCSM Goldman Sachs Mid Cap Value Fund
(Tickers:  SCGMX – Initial Class / SGMCX – Service Class)

SCSM Invesco Small Cap Growth Fund
(Tickers:  SCASX – Initial Class / SASSX – Service Class)

SCSM Lord Abbett Growth & Income Fund
(Tickers:  SCLGX – Initial Class / SCLSX – Service Class)

SCSM Oppenheimer Large Cap Core Fund
(Tickers:  SOCIX – Initial Class / SOCSX – Service Class)

SCSM Oppenheimer Main Street Small Cap Fund
(Tickers:  SCOSX – Initial Class / SCOMX – Service Class)

SCSM WMC Blue Chip Mid Cap Fund
(Tickers:  SBCMX – Initial Class / SBLSX – Service Class)

SCSM WMC Large Cap Growth Fund
(Tickers:  SWLCX – Initial Class / SLGSX – Service Class)

Sun Capital Investment Grade Bond Fund®
(Tickers:  SIGBX – Initial Class / SGBSX – Service Class)

Sun Capital Money Market Fund®
(Tickers:  SMFXX – Initial Class / SMSXX – Service Class)

SCSM BlackRock Inflation Protected Bond Fund
(Tickers:  SCBIX – Initial Class / SBISX – Service Class)

SCSM Goldman Sachs Short Duration Fund
(Tickers:  SGSSX – Initial Class / SGSDX – Service Class)

SCSM PIMCO High Yield Fund
(Tickers:  SCPHX – Initial Class / SCPSX – Service Class)

SCSM PIMCO Total Return Fund
(Tickers:  SCPTX – Initial Class / SPTSX – Service Class)

Sun Capital Global Real Estate Fund
(Tickers:  SCREX – Initial Class / SRESX – Service Class)

Initial Class and Service Class Shares

Statement of Additional Information

May 1, 2010

This statement of additional information (“SAI”) is not a prospectus. The funds’ financial statements for the fiscal year ended December 31, 2009 are incorporated by reference into this SAI.

To obtain a free copy of the funds’ Initial Class prospectus or the funds’ Service Class prospectus, each dated May 1, 2010, or a copy of the most recent annual or semi-annual report to shareholders, please visit www.suncapitaladvisers.com, or please contact your agent or the funds at:

Sun Capital Advisers Trust

 One Sun Life Executive Park

 Wellesley Hills, MA 02481

 Telephone: 1-800-432-1102 x3330

Page
MORE INFORMATION ABOUT THE FUNDS’ INVESTMENTS	3
•Investment Strategies and Risks	3
•Securities in Which the Funds May Invest	4
•Investment Restrictions	25
•Portfolio Holdings	26
THE FUNDS’ MANAGEMENT	28
•Trustees and Officers	28
• Board Leadership Structure	31
•Trustee Qualifications	32
•Trustee Compensation	33
•Material Relationships of the Independent Trustees	34
•The Investment Adviser	34
•Terms of the Investment Advisory Agreements and the Investment Advisory and Management Agreements	35
•The Investment Advisory Agreements	35
•The Investment Advisory and Management Agreement	36
•The Expense Limitations on Investment Advisory Agreements and the Investment Advisory and Management Agreements	37
•The Subadvisers	39
•Terms of the Subadvisory Agreements	41
•Restrictions on Personal Trading	44
•Allocation of Investment Opportunities	44
•Proxy Voting Policies	44
•Administrator	44
•Transfer Agent	45
•Custodian	45
•Independent Registered Public Accounting Firm	45
PORTFOLIO MANAGERS	45
•Potential Conflicts of Interest Concerning Portfolio Managers	45
•Sun Capital Advisers LLC	48
Other Accounts Managed by Portfolio Managers—Sun Capital Advisers	4
•AllianceBernstein L.P.	48
Other Accounts Managed by Portfolio Managers—AllianceBernstein ………………………………..
•BlackRock Financial Management, Inc.	51
Other Accounts Managed by Portfolio Managers— BlackRock ………………………………………
•Columbia Management Investment Advisers, LLC	53
Other Accounts Managed by Portfolio Managers—CMIA……………………………………….
•Davis Selected Advisers, L.P.	54
Other Accounts Managed by Portfolio Managers—Davis Advisors	4
•Goldman Sachs Asset Management, L.P.	55
Other Accounts Managed by Portfolio Managers—GSAM	4
•Ibbotson Associates, Inc.	57
Other Accounts Managed by Portfolio Managers—Ibbotson …………………………………………
•Invesco Advisers, Inc.	58
Other Accounts Managed by Portfolio Managers— Invesco…….. ……………………………………
•Lord, Abbett & Co. LLC	59
Other Accounts Managed by Portfolio Managers—Lord Abbett	4
•OppenheimerFunds, Inc.	60
Other Accounts Managed by Portfolio Managers—OppenheimerFunds and OFI Institutional	4
•Pacific Investment Management Company LLC	61
Other Accounts Managed by Portfolio Managers—PIMCO	5
•Wellington Management Company, LLP	64
Other Accounts Managed by Portfolio Managers—Wellington Management	4
•All Funds	65
Share Ownership by Portfolio Managers	5

PRINCIPAL UNDERWRITER AND DISTRIBUTION PLAN	65
•Principal Underwriter	65
•Distribution and Service Plan (Service Class Only)	65
INFORMATION ABOUT THE TRUST’S HISTORY AND ORGANIZATION	66
•Description of the Trust’s Shares	66
MORE INFORMATION ABOUT HOW THE FUNDS VALUE THEIR SHARES	69
TAXES	70
BROKERAGE ALLOCATION	73
FINANCIAL STATEMENTS	77
APPENDIX A—Ratings	A-1
APPENDIX B—Persons to Whom Invesco Provides Non-public Portfolio Holdings Information	B-1
APPENDIX C—Lord Abbett’s List of Fund Portfolio Information Recipients	C-1
APPENDIX D—CMIA’s List of Fund Portfolio Information Recipients	D-1
APPENDIX E—Proxy Voting Policies and Procedures	E-1

MORE INFORMATION ABOUT THE FUNDS’ INVESTMENTS

Investment Strategies and Risks. Each fund’s principal investment strategies and risks, as well as the securities in which each fund typically invests, are described in the prospectus.

•
Ibbotson Balanced Fund is a fund of funds which normally invests between 50% and 70% of its net assets (plus the amount of any borrowings for investment purposes) in equity funds and the remainder in fixed income funds and cash, cash equivalents, or money market funds.

•
Ibbotson Growth Fund is a fund of funds which normally invests between 70% and 90% of its net assets (plus the amount of any borrowings for investment purposes) in equity funds and the remainder in fixed income funds and cash, cash equivalents, or money market funds.

•
Ibbotson Moderate Fund is a fund of funds which normally invests between 30% and 50% of its net assets (plus the amount of any borrowings for investment purposes) in equity funds and the remainder in fixed income funds and cash, cash equivalents, or money market funds.

•
AllianceBernstein International Value Fund invests primarily in a diversified portfolio of equity securities of established companies selected from more than 40 industries and more than 40 developed and emerging market countries.

•
Columbia Small Cap Value Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000® Value Index at the time of purchase that the fund’s subadviser believes to be undervalued.

•	Davis Venture Value Fund invests primarily in the common stock of U.S. companies with market capitalizations of at least $10 billion at the time of purchase.

•
Goldman Sachs Mid Cap Value Fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a broadly diversified portfolio of equity investments in mid capitalization U.S. companies, including non-U.S. companies that are traded or headquartered in the United States.

•
Invesco Small Cap Growth Fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of small capitalization companies.  For purposes of this fund, a small capitalization company is one that has a market capitalization at the time of purchase no larger than the largest capitalized company included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.

•
Lord Abbett Growth & Income Fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large companies. For purposes of this fund, a large company is one that has a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 1000® Index.

•
Oppenheimer Large Cap Core Fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of large capitalization companies.  For purposes of this fund, a large capitalization company is one that has a market capitalization at the time of purchase similar to those of companies included in the Standard and Poor’s 500 Index.

•
Oppenheimer Main Street Small Cap Fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of companies having a small market capitalization.  For purposes of this fund, small capitalization companies are those that have market capitalizations equal to or below the largest capitalization company in either the Russell 2000® Index or the S&P Small Cap 600 Index.

•
WMC Blue Chip Mid Cap Fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of common stocks and other equity securities with market capitalizations within the range of the Russell MidCap Index or the S&P MidCap 400 Index at the time of purchase.

•
WMC Large Cap Growth Fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of companies with large capitalizations (which for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 1000® Growth Index).

•	Investment Grade Bond Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade bonds, including those issued by:

•	U.S. and foreign companies, including companies in emerging market countries;

•	the U.S. government and its agencies and instrumentalities, including those that issue mortgage-backed securities; and

•	foreign governments, including those in emerging market countries.

•	Money Market Fund invests exclusively in high quality U.S. dollar-denominated money market securities.

•
BlackRock Inflation Protected Bond Fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations.

•
Goldman Sachs Short Duration Fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities. Normally, the fund invests in investment grade securities (i.e., rated BBB-Baa or higher or, if unrated, of equivalent credit quality).

•
PIMCO High Yield Fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of high yield securities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade by Moody’s Investor Service, Inc. (“Moody’s”) or an equivalent rating by Standard & Poor’s Rating Group (“S&P”) or Fitch Ratings (“Fitch”), or, if unrated, of comparable quality as determined by the fund’s subadviser.

•
PIMCO Total Return Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•
Global Real Estate Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of U.S. and foreign real estate investments, including real estate investment trusts and similar entities formed under the laws of non-U.S. countries (“REITs”) and other U.S. and foreign real estate companies.

Columbia Small Cap Value Fund, Goldman Sachs Mid Cap Value Fund, Invesco Small Cap Growth Fund, Oppenheimer Large Cap Core Fund, Oppenheimer Main Street Small Cap Fund, WMC Blue Chip Mid Cap Fund, WMC Large Cap Growth Fund, Investment Grade Bond Fund, BlackRock Inflation Protected Bond Fund, PIMCO High Yield Fund, PIMCO Total Return Fund, and Global Real Estate Fund will each provide written notice to its shareholders at least 60 days prior to any change in its 80% investment policy, as described above. Compliance with the 80% investment policy is measured at the time of investment.

All of the funds (except BlackRock Inflation Protected Bond Fund and Global Real Estate Fund) are diversified mutual funds. This means that with respect to 75% of each fund’s total assets, the fund may not invest more than 5% of its total assets in the outstanding securities of any one issuer, or own more than 10% of the voting securities of any one issuer, except U.S. government securities or securities of other investment companies. Further, with respect to Money Market Fund, this means that the fund may not invest more than 5% of its assets in any one issuer except U.S. government securities and obligations of domestic banks.

BlackRock Inflation Protected Bond Fund and Global Real Estate Fund are not diversified and may invest without regard to such limits. This means that the net asset value of BlackRock Inflation Protected Bond Fund and Global Real Estate Fund may be more volatile because each fund’s portfolio may be invested in fewer securities and each fund may be more sensitive to events affecting the value of these securities. However, BlackRock Inflation Protected Bond Fund and Global Real Estate Fund (and the other funds) must satisfy the diversification tests under Sections 851(b)(3) and 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”), (see discussion under the caption, Taxes). Meeting these diversification tests may limit BlackRock Inflation Protected Bond Fund’s and Global Real Estate Fund’s volatility risk.

Securities in Which the Funds May Invest.

Equity and Equity-like Securities.

Common shares. (All funds except Money Market Fund, BlackRock Inflation Protected Bond Fund and Goldman Sachs Short Duration Fund) Common shares represent an equity (ownership) interest in a company or other entity. This ownership interest often gives a fund the right to vote on measures affecting the company’s organization and operations. Although common shares generally have a history of long-term growth in value, their prices, particularly those of smaller capitalization companies, are often volatile in the short-term.

Preferred shares. (All funds) Preferred shares represent a limited equity interest in a company or other entity and frequently have debt-like features. Preferred shares are often entitled only to dividends at a specified rate, and have a preference over common shares with respect to dividends and on liquidation of assets. Preferred shares generally have lesser voting rights than common shares. Because their dividends are often fixed, the value of some preferred shares fluctuates inversely with changes in interest rates. Money Market Fund may invest in certain types of preferred shares having debt-like features to the extent that the preferred shares meet the maturity, quality and diversification requirements applicable to the fund.

Alternative equity securities.  (All funds except Money Market Fund) Companies that are formed as limited partnerships, limited liability companies, business trusts or other non-corporate entities may issue equity securities that are similar to common or preferred shares.

Convertible securities. (All funds except Money Market Fund) Convertible securities are bonds, preferred shares and other securities that pay a fixed rate of interest or dividends. However, they offer the buyer the additional option of converting the security into common stock. The value of convertible securities depends partially on interest rate changes and the credit quality of the issuer. The value of convertible securities is also sensitive to company, market and other economic news, and will change based on the price of the underlying common stock. Convertible securities generally have less potential for gain than common stock, but also less potential for loss, since their income provides a cushion against the stock’s price declines. However, because the buyer is also exposed to the risk and reward potential of the underlying stock, convertible securities generally pay less income than similar non-convertible securities.

Warrants and rights. (All funds except Money Market Fund) Warrants and rights are securities permitting, but not obligating, their holder to purchase the underlying equity or fixed-income securities at a predetermined price. Generally, warrants and stock purchase rights do not carry with them the right to receive dividends on or exercise voting rights concerning the underlying equity securities. Further, they do not represent any rights in the assets of the issuer. In addition, the value of warrants and rights does not necessarily change with the value of the underlying securities, and they become worthless if they are not exercised on or prior to their expiration date. As a result, an investment in warrants and rights may entail greater investment risk than certain other types of investments.

Real estate investment trusts (“REITs”). (All funds except Money Market Fund) REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest most of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest most of their assets in real estate mortgages and derive income from interest payments. Like regulated investment companies, REITs are not taxed on income distributed to shareholders if they comply with several requirements of the Code. Each fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) paid by REITs in which it invests in addition to the expenses paid by the fund.

Risk factors associated with the real estate industry. Although no fund invests directly in real estate, a fund could invest primarily in real estate equity securities and concentrate its investments in the real estate industry, and, therefore, an investment in the fund may be subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. Any fund that invests in REITs may, to a lesser degree, be subject to these risks. Risks associated with the real estate industry in general include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning or applicable tax law; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.

In addition, a fund’s receipt of rental income or income from the disposition of real property acquired as a result of a default on securities the fund owns may adversely affect its ability to retain its tax status as a regulated investment company. Investments by a fund in securities of companies providing mortgage servicing will be subject to the risks associated with refinancings and their impact on servicing rights

Risk factors associated with equity and mortgage REITs. In addition to these risks, equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and mortgage REITs are also subject to heavy cash flow dependency, borrower default and self-liquidation.

Mortgage REITs are also subject to different combinations of prepayment, extension, interest rate and other market risks. The real estate mortgages underlying mortgage REITs are generally subject to a faster rate of principal repayments in a declining interest rate environment and to a slower rate of principal repayments in an increasing interest rate environment.

Fixed-income securities. (All funds) Bonds and other fixed-income instruments are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the principal amount borrowed at maturity. Some fixed-income securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. Fixed-income securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates. A decrease in interest rates will generally result in an increase in the value of a fund’s fixed-income securities, and, conversely, during periods of rising interest rates, the value of a fund’s fixed-income securities will generally decline. Longer-term bonds are generally more sensitive to interest rate changes than shorter-term bonds. Changes by recognized credit rating agencies in the rating of any fixed-income security and in the ability of an issuer to make payments of interest and principal will also affect the value of these investments.

Maturity and duration. The effective maturity of an individual portfolio security in which a fund invests is defined as the period remaining until the earliest date when the fund can recover the principal amount of such security through mandatory redemption or prepayment by the issuer, the exercise by the fund of a put option, demand feature or tender option granted by the issuer or a third party, or the payment of the principal on the stated maturity date. The effective maturity of variable rate securities is calculated by reference to their coupon reset dates. Thus, the effective maturity of a security may be substantially shorter than its final stated maturity. Unscheduled prepayments of principal have the effect of shortening the effective maturities of securities in general and mortgage-backed securities in particular. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. In general, securities, such as mortgage-backed securities, may be subject to greater prepayment rates in a declining interest rate environment. Conversely, in an increasing interest rate environment, the rate of prepayment may be expected to decrease. A higher than anticipated rate of unscheduled principal prepayments on securities purchased at a premium or a lower than anticipated rate of unscheduled prepayments on securities purchased at a discount may result in a lower yield (and total return) to a fund than was anticipated at the time the securities were purchased. A fund’s reinvestment of unscheduled prepayments may be made at rates higher or lower than the rate payable on the original prepaid security, thus affecting positively or negatively the return realized by the fund.

The duration of an individual portfolio security is a measure of the security’s price sensitivity to changes in interest rates taking into account expected cash flow and prepayments under a wide range of interest rate scenarios. In computing the duration of its portfolio, a fund will have to estimate the duration of obligations that are subject to prepayment or redemption by the issuer taking into account the influence of interest rates on prepayments and coupon flows. Each fund may use various techniques to shorten or lengthen the option-adjusted duration of its portfolio, including the acquisition of debt obligations at a premium or discount, and the use of mortgage swaps and interest rate swaps, caps, floors and collars.

Ratings criteria. In general, the ratings of Moody’s, S&P, Fitch and other rating agencies represent the opinions of these agencies as to the credit quality of the securities which they rate. However, these ratings are relative and subjective and are not absolute standards of quality.

After its purchase by a fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the fund. Neither of these events will necessarily require the adviser or subadviser, on behalf of a fund, to sell the securities.

Inflation-indexed bonds.  A fund may invest in inflation-indexed bonds which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation.  Two structures are common.  The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond.  Most other issuers pay out accruals as part of a semiannual coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.  For example, if a fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return (payable 1.5% semi-annually), and inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%).  If inflation during the second half of the year resulted in the whole years’ inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.  Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation.  However, the current market value of the bonds is not guaranteed and will fluctuate.  A fund may also invest in other inflation-related bonds which may or may not provide a similar guarantee.  If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates.  Real interest rates in turn are tied to the relationship between nominal interest rates (i.e., non-inflation adjusted interest rates) and the rate of inflation.  Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds.  In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While inflation-indexed securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value.  If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics.  The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.  Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government.  There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services.  Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Lower rated high yield fixed-income securities. (All funds except AllianceBernstein International Value Fund, Oppenheimer Large Cap Core Fund, Oppenheimer Main Street Small Cap Fund, WMC Blue Chip Mid Cap Fund, WMC Large Cap Growth Fund, Money Market Fund and Goldman Sachs Short Duration Fund) Lower rated high yield fixed-income securities are those rated below Baa3 by Moody’s, or below BBB- by S&P or Fitch, or securities which are unrated and determined by the adviser or subadviser to be of comparable quality. Investment Grade Bond Fund may invest in securities rated as low as B (which includes securities rated B3 or B-) by a rating agency, which may indicate that the obligations are speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. Davis Venture Value Fund will not purchase securities rated BB or Ba or lower if the securities are in default at the time of purchase or if such purchaser would then cause 5% or more of the fund’s net assets to be invested in such lower-rated securities. See Appendix A attached to this SAI for a description of the characteristics of the categories. A fund may invest in eligible unrated securities which, in the opinion of the adviser or subadviser, offer comparable risks to those securities which are rated.

Debt obligations rated in the lower rating categories, or which are unrated, involve greater volatility of price and risk of loss of principal and income. In addition, lower ratings reflect a greater possibility of an adverse change in financial condition affecting the ability of the issuer to make payments of interest and principal. The market price and liquidity of lower rated fixed-income securities generally respond to short-term economic, corporate and market developments to a greater extent than do higher rated securities. These developments are perceived to have a more direct relationship to the ability of an issuer of lower rated securities to meet its ongoing debt obligations.

Possible reduced volume and liquidity in the high yield bond market, or the reduced availability of market quotations, will make it more difficult to dispose of the bonds and accurately value a fund’s assets. The reduced availability of reliable, objective data may increase a fund’s reliance on management’s judgment in valuing the high yield bonds. To the extent that the fund invests in these securities, the achievement of the fund’s objective will depend more on the adviser’s or subadviser’s judgment and analysis than it otherwise would. In addition, high yield securities in the fund’s portfolio may be susceptible to adverse publicity and investor perceptions, whether or not the perceptions are justified by fundamental factors. In the past, economic downturns and increases in interest rates have caused a higher incidence of default by the issuers of lower-rated securities and may do so in the future, particularly with respect to highly leveraged issuers.

Credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. Generally, lower quality, higher yielding bonds are subject to more credit risk than higher quality, lower yielding bonds.

Interest rate risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting solely from the inverse relationship between the market value of outstanding fixed-income securities and changes in interest rates. An increase in interest rates will generally reduce the market value of fixed-income investments, and a decline in interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities. Fluctuations in the market value of fixed-income securities subsequent to their acquisition will not affect the interest payable on those securities, and thus the cash income from such securities, but will be reflected in the valuations of those securities used to compute a fund’s net asset value.

Call risk and extension risk. Call risk exists when the issuer may exercise its right to pay principal on an obligation earlier than scheduled, which would cause cash flows to be returned earlier than expected. This typically results when interest rates have declined, and a fund will suffer from having to reinvest in lower yielding securities. Extension risk exists when the issuer may exercise its right to pay principal on an obligation later than scheduled, which would cause cash flows to be returned later than expected. This typically results when interest rates have increased, and a fund will suffer from the inability to invest in higher yielding securities.

Participation on Creditors Committees. (Investment Grade Bond Fund and PIMCO High Yield Fund) The fund may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the fund. Such participation may subject the fund to expenses such as legal fees and may make the fund an “insider” of the issuer for purposes of the federal securities laws, which may restrict the fund’s ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by the fund on such committees also may expose the fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. The fund will participate on such committees only when the fund’s subadviser believes that such participation is necessary or desirable to enforce the fund’s rights as a creditor or to protect the value of securities held by the fund.

U.S. government securities. (All funds) U.S. government securities include: U.S. Treasury obligations and obligations issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises which are supported by: (a) the full faith and credit of the U.S. Treasury (e.g., Government National Mortgage Association (“GNMA”)), (b) the right of the issuer to borrow from the U.S. Treasury (e.g., Federal Home Loan Banks), (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer (e.g., Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”)), or (d) only the credit of the agency and a perceived “moral obligation” of the U.S. government. Although the U.S. government has provided financial support to FNMA and FHLMC, no assurance can be given that the U.S. government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises in the future.

U.S. government securities also include Treasury receipts, zero coupon bonds, U.S. Treasury inflation-indexed bonds, deferred interest securities and other stripped U.S. government securities. The interest and principal components of stripped U.S. government securities are traded independently. The most widely recognized trading program for such securities is the Separate Trading of Registered Interest and Principal of Securities Program. U.S. Treasury inflation-indexed obligations provide a measure of protection against inflation by adjusting the principal amount for inflation. The semi-annual interest payments on these obligations are equal to a fixed percentage of the inflation-adjusted principal amount. Under the Federal Deposit Insurance Corporation (“FDIC”) Temporary Liquidity Guarantee Program, the FDIC guarantees the payment of interest and principal on the newly issued senior secured debt of banks, thrift institutions and certain holding companies. The FDIC guarantee of such debt is subject to the full faith and credit of the U.S. government and expires on June 30, 2012.

Municipal securities. (AllianceBernstein International Value Fund, Invesco Small Cap Growth Fund, Investment Grade Bond Fund, BlackRock Inflation Protected Bond Fund, Goldman Sachs Short Duration Fund, PIMCO High Yield Fund and PIMCO Total Return Fund) A fund may invest in securities issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. Municipal bonds share the attributes of debt/fixed income securities in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. A fund may purchase general obligation bonds and limited obligation bonds (or revenue bonds), including industrial development bonds issued pursuant to former federal tax law. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from such issuer’s general revenues and not from any particular source. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Tax-exempt private activity bonds and industrial development bonds generally are also limited obligation bonds and thus are not payable from the issuer’s general revenues. The credit and quality of private activity bonds and industrial development bonds are usually related to the credit of the corporate user of the facilities. Payment of interest on and repayment of principal of such bonds is the responsibility of the corporate user (and/or any guarantor).

Municipal bonds are subject to credit and market risk. Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues, and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues. Prices and yields on municipal bonds are dependent on a variety of factors, including general money-market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. A number of these factors, including the ratings of particular issues, are subject to change from time to time. Information about the financial condition of an issuer of municipal bonds may not be as extensive as that which is made available by corporations whose securities are publicly traded.

Obligations of issuers of municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Congress or state legislatures may seek to extend the time for payment of principal or interest or both, or to impose other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest and principal on their municipal bonds may be materially affected or their obligations may be found to be invalid or unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for municipal bonds or certain segments thereof, or of materially affecting the credit risk with respect to particular bonds. Adverse economic, business, legal or political developments might affect all or a substantial portion of a fund’s municipal bonds in the same manner.

Mortgage-backed securities. (All funds except AllianceBernstein International Value Fund, Davis Venture Value Fund, Lord Abbett Growth & Income Fund, Oppenheimer Large Cap Core Fund, Oppenheimer Main Street Small Cap Fund, WMC Blue Chip Mid Cap Fund, WMC Large Cap Growth Fund and Money Market Fund) Mortgage-backed securities represent participation interests in pools of adjustable and fixed rate mortgage loans secured by real property.

Unlike conventional debt obligations, mortgage-backed securities provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. The mortgage loans underlying mortgage-backed securities are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest and prepayment scenarios, a fund may fail to recover the full amount of its investment in mortgage-backed securities notwithstanding any direct or indirect governmental or agency guarantee. Since faster than expected prepayments must usually be invested in lower yielding securities, mortgage-backed securities are less effective than conventional bonds in “locking” in a specified interest rate. In a rising interest rate environment, a declining prepayment rate may extend the average life of many mortgage-backed securities. Extending the average life of a mortgage-backed security reduces its value and increases the risk of depreciation due to future increases in market interest rates.

A fund’s investments in mortgage-backed securities may include conventional mortgage pass-through securities and certain classes of multiple class collateralized mortgage obligations (“CMOs”). Mortgage pass-through securities are fixed or adjustable rate mortgage-backed securities that provide for monthly payments that are a “pass-through” of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees or other amounts paid to any guarantor, administrator and/or servicer of the underlying mortgage loans. CMOs are issued in multiple classes, each having different maturities, interest rates, payment schedules and allocations of principal and interest on the underlying mortgages. Senior CMO classes will typically have priority over residual CMO classes as to the receipt of principal and/or interest payments on the underlying mortgages. The CMO classes in which a fund may invest include but are not limited to sequential and parallel pay CMOs, including planned amortization class (“PAC”) and target amortization class (“TAC”) securities. Sequential pay CMOs apply payments of principal, including any prepayments, to each class of CMO in the order of the final distribution date. Thus, no payment of principal is made on any class until all other classes having an earlier final distribution date have been paid in full. Parallel pay CMOs apply principal payments and prepayments to two or more classes concurrently on a proportionate or disproportionate basis. The simultaneous payments are taken into account in calculating the final distribution date of each class. Global Real Estate Fund, Investment Grade Bond Fund and BlackRock Inflation Protected Bond Fund may invest in the most junior class of CMOs (z-tranche) which involves risks similar to those associated with investing in equity securities.

Different types of mortgage-backed securities are subject to different combinations of prepayment, extension, interest rate and other market risks. Conventional mortgage pass-through securities and sequential pay CMOs are subject to all of these risks, but are typically not leveraged. PACs, TACs and other senior classes of sequential and parallel pay CMOs involve less exposure to prepayment, extension and interest rate risk than other mortgage-backed securities, provided that prepayment rates remain within expected prepayment ranges or “collars.” To the extent that the prepayment rates remain within these prepayment ranges, the residual or support tranches of PAC and TAC CMOs assume the extra prepayment, extension and interest rate risks associated with the underlying mortgage assets.

Agency mortgage securities. The funds may invest in mortgage-backed securities issued or guaranteed by the U.S. government, foreign governments or any of their agencies, instrumentalities or sponsored enterprises. Agencies, instrumentalities or sponsored enterprises of the U.S. government include but are not limited to the GNMA, FNMA and FHLMC. GNMA securities are backed by the full faith and credit of the U.S. government, which means that the U.S. government guarantees that the interest and principal will be paid when due. FNMA securities and FHLMC securities are not backed by the full faith and credit of the U.S. government; however, these enterprises have the ability to obtain financing from the U.S. Treasury. Although the U.S. government has provided financial support to FNMA and FHLMC, no assurance can be given that the U.S. government will provide financial support in the future to securities not backed by the full faith and credit of the U.S. government. There are several types of agency mortgage securities currently available, including, but not limited to, guaranteed mortgage pass-through certificates and multiple class securities.

Privately-issued mortgage-backed securities. Mortgage-backed securities may also be issued by trusts or other entities formed or sponsored by private originators of, and institutional investors in, mortgage loans, and other foreign or domestic non-governmental entities (or represent custodial arrangements administered by such institutions). These private originators and institutions include domestic and foreign savings and loan associations, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing. Investors in privately-issued mortgage-backed securities are dependent on, yet may have limited access to, information enabling them to navigate the competence and integrity of these private originators and institutions. Privately, issued mortgage-backed securities are generally backed by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans.

These mortgage-backed securities are not guaranteed by an entity having the credit standing of GNMA, FNMA or FHLMC. In order to receive a high quality rating, they normally are structured with one or more types of “credit enhancement.” These credit enhancements fall generally into two categories: (1) liquidity protection and (2) protection against losses resulting after default by a borrower on an underlying mortgage and liquidation of the collateral. Liquidity protection refers to the provision of cash advances to holders of mortgage-backed securities when a borrower on an underlying mortgage fails to make its monthly payment on time. Protection against losses resulting after default and liquidation is designed to cover losses resulting when, for example, the proceeds of a foreclosure sale are insufficient to cover the outstanding amount owed by the borrower on the underlying mortgage. This protection may be provided through guarantees, insurance policies, letters of credit, various means of structuring the transaction or a combination of such approaches. The protection may be insufficient to cover all losses if the underlying mortgage borrowers default at a greater than expected rate.

Other mortgage-related securities. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities (“SMBS”). Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

CMO residuals. CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses and any management fee of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only (“IO”) class of stripped mortgage-backed securities. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-back securities, in certain circumstances a fund may fail to recoup fully its initial investment in a CMO residual.

CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended (the “1933 Act”). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed “illiquid” and subject to a fund’s limitations on investment in illiquid securities.

Adjustable rate mortgage-backed securities. Adjustable rate mortgage-backed securities (“ARMBSs”) have interest rates that reset at periodic intervals. Acquiring ARMBSs permits a fund to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMBSs are based. Such ARMBSs generally have higher current yield and lower price fluctuations than do more traditional fixed income debt securities of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, a fund can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARMBSs, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. In addition, in order to prevent defaults by troubled mortgage borrowers, the owners or originators of ARMBSs may be forced to accept additional limits on interest rate increases that were not in the original mortgage terms. In either case, if current interest rates rise above such limits over the period of the limitation, a fund holding an ARMBS does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMBSs behave more like fixed income securities and less like adjustable rate securities and are subject to the risks associated with fixed income securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustment rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.

Stripped mortgage-backed securities (“SMBS”). SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for these securities is less established than for other fixed income securities. Accordingly, these securities may be deemed “illiquid” and subject to a fund’s limitations on investment in illiquid securities.

Collateralized debt obligations. The funds may invest in collateralized debt obligations (“CDOs”), which includes collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For both CBOs and CLOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the funds as restricted securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this statement of additional information and the funds’ prospectuses, CDOs carry additional risks including, but not limited to, the possibility that: (i) distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. These risks have led to actual defaults and market losses on CDOs known as “special investment vehicles” or “SIVs.”

Asset-backed securities. (All funds except AllianceBernstein International Value Fund, Davis Venture Value Fund, Lord Abbett Growth & Income Fund, Oppenheimer Large Cap Core Fund, Oppenheimer Main Street Small Cap Fund, WMC Blue Chip Mid Cap Fund and WMC Large Cap Growth Fund) Asset-backed securities represent individual interests in pools of consumer loans, home equity loans, trade receivables, credit card receivables, and other debt and are similar in structure to mortgage-backed securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a CMO structure). Asset-backed securities may be subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of certain types of loans underlying asset-backed securities can be expected to accelerate. Accordingly, a fund’s ability to maintain positions in these securities will be affected by reductions in the principal amount of the securities resulting from prepayments, and the fund must reinvest the returned principal at prevailing interest rates, which may be lower.

Asset-backed securities entail certain risks not presented by mortgage-backed securities. The collateral underlying asset-backed securities may entail features that make them less effective as security for payments than real estate collateral. Debtors may have the right to set off certain amounts owed on the credit cards or other obligations underlying the asset-backed security, or the debt holder may not have a first (or proper) security interest in all of the obligations backing the receivable because of the nature of the receivable or state or federal laws granting protection to the debtor. Certain collateral may be difficult to locate in the event of default, and recoveries on depreciated or damaged collateral may not support payments on these securities. A fund may invest in any type of asset-backed security if the adviser or subadviser determines that the security is consistent with the fund’s investment objective and policies.

Pay-in-kind, delayed payment and zero coupon bonds. (All funds except AllianceBernstein International Value Fund, Davis Venture Value Fund, Lord Abbett Growth & Income Fund, Oppenheimer Large Cap Core Fund, Oppenheimer Main Street Small Cap Fund, WMC Blue Chip Mid Cap Fund and Money Market Fund) These securities are generally issued at a discount from their face value because actual interest payments are typically postponed until maturity or after a stated period. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security’s liquidity and the issuer’s credit quality. These securities also may take the form of debt securities that have been stripped of their interest payments. The market prices of pay-in-kind, delayed payment and zero coupon bonds generally are more volatile than the market prices of securities that pay interest periodically and in cash, and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. A fund generally accrues income on securities that are issued at a discount and/or do not make current cash payments of interest for tax and accounting purposes, which income is required to be distributed to shareholders. A fund’s investments in pay-in-kind, delayed payment and zero coupon bonds may require the fund to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

Floating rate/variable rate notes. (All funds except AllianceBernstein International Value Fund, Davis Venture Value Fund, Lord Abbett Growth & Income Fund, Oppenheimer Large Cap Core Fund, Oppenheimer Main Street Small Cap Fund, WMC Blue Chip Mid Cap Fund and WMC Large Cap Growth Fund) Some notes a fund may purchase may have variable or floating interest rates. Variable rates are adjustable at stated periodic intervals; floating rates are automatically adjusted according to a specified market rate for such investments, such as the percentage of the prime rate of a bank, or the 91-day U.S. Treasury Bill rate. These obligations may be secured by bank letters of credit or other support arrangements. If a security would not satisfy a fund’s credit quality standards without such a credit support, the entity providing a bank letter or line of credit, guarantee or loan commitment must meet a fund’s credit quality standards.

The absence of an active secondary market for certain variable and floating rate notes could make it difficult for a fund to dispose of the instruments, and a fund could suffer a loss if the issuer defaults or there are periods during which the fund is not entitled to exercise its demand rights. Variable and floating rate instruments held by a fund will be subject to the fund’s limitation on investments in illiquid securities if a reliable trading market for the instruments does not exist and the fund cannot demand payment of the principal amount of such instruments within seven days.

Foreign securities. (All funds) Each fund may invest in the securities of corporate and governmental issuers located in or doing business in a foreign country (“foreign issuers”). A company is considered to be located in or doing business in a foreign country if it satisfies at least one of the following criteria: (i) the equity securities of the company are traded principally on stock exchanges in one or more foreign countries; (ii) it derives 50% or more of its total revenue from goods produced, sales made or services performed in one or more foreign countries; (iii) it maintains 50% or more of its assets in one or more foreign countries; (iv) it is organized under the laws of a foreign country; or (v) its principal executive offices are located in a foreign country.

ADRs, EDRs, IDRs and GDRs. (All funds except Money Market Fund and Goldman Sachs Short Duration Fund) American Depositary Receipts (“ADRs”) (sponsored or unsponsored) are receipts typically issued by a U.S. bank, trust company or other entity and evidence ownership of the underlying foreign securities. Most ADRs are traded on a U.S. stock exchange. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S., so there may not be a correlation between available information and the market value of the unsponsored ADR. European Depositary Receipts (“EDRs”) and International Depositary Receipts (“IDRs”) are receipts typically issued by a European bank or trust company evidencing ownership of the underlying foreign securities. Global Depositary Receipts (“GDRs”) are receipts issued by either a U.S. or non-U.S. banking institution evidencing ownership of the underlying foreign securities.

Brady bonds. (All funds except AllianceBernstein International Value Fund, Goldman Sachs Mid Cap Value Fund, Invesco Small Cap Growth Fund, Lord Abbett Growth & Income Fund, Oppenheimer Large Cap Core Fund, Oppenheimer Main Street Small Cap Fund, WMC Blue Chip Mid Cap Fund, Money Market Fund, and Global Real Estate Fund) Brady bonds are securities created through the exchange by a sovereign entity of its existing obligations on commercial bank loans for new obligations under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas P. Brady. Brady bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar), and are actively traded in the over-the-counter secondary market. Certain Brady bonds may be collateralized as to principal due at maturity by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of the bonds, although the collateral is not available to investors until the final maturity of the bonds. The purchase of such collateral is financed by the International Monetary Fund, the International Bank for Reconstruction and Development (the “World Bank”) and the debtor nation’s reserves. Although Brady bonds may be collateralized by U.S. government securities, repayment of principal and interest is not guaranteed by the U.S. government. In light of the residual risk of Brady bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities in countries issuing Brady bonds, investments in Brady bonds may be viewed as speculative. Brady bonds acquired by a fund might be subject to restructuring arrangements or to requests for new credit, which may reduce the value of the Brady bonds held by the fund.

Sovereign debt obligations. (All funds except Columbia Small Cap Value Fund, Davis Venture Value Fund, Goldman Sachs Mid Cap Value, Invesco Small Cap Growth Fund, Lord Abbett Growth & Income Fund, Oppenheimer Large Cap Core Fund, Oppenheimer Main Street Small Cap Fund, WMC Blue Chip Mid Cap and WMC Large Cap Growth Fund) Investment in sovereign debt obligations involves special risks not present in domestic corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and a fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt and, therefore, a fund’s net asset value, may be more volatile than prices of U.S. debt obligations. In the past, certain emerging market countries have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debts.

A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor’s policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign debtor to implement economic policies or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to service its debts.

Obligations of supranational entities. (All funds except Columbia Small Cap Value Fund, Davis Venture Value Fund, Goldman Sachs Mid Cap Value, Lord Abbett Growth & Income Fund, Oppenheimer Large Cap Core Fund, Oppenheimer Main Street Small Cap Fund, WMC Blue Chip Mid Cap and WMC Large Cap Growth Fund) The funds may invest in obligations of supranational entities designated or supported by governmental entities to promote economic reconstruction or development as well as obligations of international banking institutions and related government agencies. Examples include the World Bank, the Asian Development Bank and the Inter-American Development Bank. Each supranational entity’s lending activities are limited to a percentage of its total capital (including “callable capital” contributed by its governmental members at the entity’s call), reserves and net income. Participating governments may not be able or willing to honor their commitments to make capital contributions to a supranational entity, thereby impairing its ability or willingness to service its obligations.

Risks of foreign securities. Investments in foreign securities may involve a greater degree of risk than investments in domestic securities. There is generally less publicly available information about foreign companies in the form of reports and ratings similar to those published about issuers in the United States. Also, foreign issuers are generally not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to United States issuers.

To the extent that a fund’s foreign securities are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the fund’s net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities, and any net investment income and gains that the fund distributes to shareholders. Securities transactions undertaken in some foreign markets may not be settled promptly so that a fund’s foreign investments may be less liquid and subject to the risk of fluctuating currency exchange rates pending settlement.

Foreign securities may be purchased on over-the-counter markets or exchanges located in the countries where an issuer’s securities are principally traded. Many foreign markets are not as developed or efficient as those in the United States. Although growing in volume, foreign markets usually have substantially less volume than U.S. markets. Securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Fixed commissions on foreign exchanges are generally higher than negotiated commissions on United States exchanges, although a fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed issuers in foreign markets than in the United States.

In certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation, nationalization, confiscatory taxation, limitations on the removal of assets of a fund from a country, political or social instability, or diplomatic developments. Moreover, individual foreign economies may differ favorably or unfavorably from the United States’ economy in terms of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Dividends, interest and, in some cases, capital gains earned by a fund on certain foreign securities may be subject to foreign taxes, thus reducing the net amount of income or gains available for distribution to the fund’s shareholders.

The above risks may be intensified for investments in emerging markets or countries with limited or developing capital markets. These countries are generally located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. Security prices in these markets can be significantly more volatile than in more developed countries, reflecting the greater uncertainties of investing in less established markets and economies. Political, legal and economic structures in many of these emerging market countries may be undergoing significant evolution and rapid development, and they may lack the social, political, legal and economic stability characteristic of more developed countries. Emerging market countries have failed in the past to recognize private property rights. They may have relatively unstable governments, present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions on repatriation of assets, and may have less protection of property rights than more developed countries. Their economies may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. A fund may be required to establish special custodial or other arrangements before making certain investments in those countries. Securities of issuers located in these countries may have limited marketability and may be subject to more abrupt or erratic price movements.

Bank and corporate obligations. (All funds except Columbia Small Cap Value Fund) Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. The commercial paper purchased by the funds consists of direct U.S. dollar denominated obligations of domestic or foreign issuers. Bank obligations in which the funds may invest include certificates of deposit, bankers’ acceptances and fixed time deposits.

Certificates of deposit are negotiable certificates issued against money deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Bank notes and bankers’ acceptances rank junior to domestic deposit liabilities of the bank and equal to other senior, unsecured obligations of the bank. Bank notes are not insured by the Federal Deposit Insurance Corporation or any other insurer. Deposit notes are insured by the Federal Deposit Insurance Corporation to the extent of $250,000 per depositor per bank through December 31, 2013, after which time limits are subject to change.

Repurchase agreements. (All funds) In a repurchase agreement, a fund buys a security for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the repurchase agreement counterparty at a fixed time and price plus accrued interest. A fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with “primary dealers” in U.S. government securities. Repurchase agreements that mature in more than seven days will be treated as illiquid for purposes of each fund’s 15% limit (5% for Money Market Fund) on illiquid investments.

Securities serving as collateral for each repurchase agreement must be delivered to the fund’s custodian either physically or in book-entry form. The collateral must be marked to market daily so that each repurchase agreement will be fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a fund could experience delays in liquidating the underlying securities previously expected to be repurchased, difficulty enforcing its rights to the collateral, declining values of the underlying securities, limited access to income during this period, and the expense of enforcing its rights.

Reverse repurchase agreements. (All funds except Columbia Small Cap Value Fund and Money Market Fund) A fund may also enter into reverse repurchase agreements, which involve the sale of securities held in its portfolio to a counterparty with an agreement that the fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of “interest,” which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by a fund. Reverse repurchase agreements involve the risk that the market value of securities purchased by a fund with proceeds of the initial sale transaction may decline below the repurchase price of the securities sold by the fund which it is obligated to repurchase. A fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase at a fixed price agreed in advance. A fund will not enter into reverse repurchase agreements or borrow money, except from banks as a temporary measure for extraordinary emergency purposes in amounts not to exceed one-third of the fund’s total assets (including the amount borrowed) taken at market value. A fund will not use leverage to attempt to enhance its return. A fund will not purchase securities while outstanding borrowings exceed 5% of the fund’s total assets.

Mortgage “dollar roll” transactions. (Ibbotson Balanced Fund, Ibbotson Growth Fund, Ibbotson Moderate Fund, AllianceBernstein International Value Fund, Invesco Small Cap Growth Fund, Investment Grade Bond Fund, BlackRock Inflation Protected Bond Fund, Goldman Sachs Short Duration Fund, PIMCO High Yield Fund and PIMCO Total Return Fund) The fund may enter into mortgage “dollar roll” transactions with selected banks and broker-dealers. Under a dollar roll, the fund sells mortgage-backed securities and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. The fund will only enter into covered rolls. A “covered roll” is a specific type of dollar roll for which there is an offsetting cash position or liquid security position. Covered rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of a fund’s borrowings and other senior securities. For financial reporting purposes, a fund treats mortgage dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale. The fund does not currently intend to enter into mortgage dollar roll transactions that are accounted for as a financing.

Restricted and illiquid securities. (All funds) Each fund may purchase securities that are not registered (restricted securities) under the 1933 Act, including commercial paper issued in reliance on Section 4(2) of the 1933 Act and which are, therefore, restricted as to their resale. However, a fund will not invest more than 15% of its net assets (10% for Money Market Fund) in illiquid investments. The trustees have adopted guidelines and delegated to the adviser the daily function of determining the monitoring and liquidity of restricted securities. The trustees, however, will retain oversight as to, and be ultimately responsible for, the determinations. If the adviser or subadviser determines, based upon a continuing review of the trading markets for specific Section 4(2) paper or Rule 144A securities, that they are liquid, they will not be subject to the 15% limit (5% for Money Market Fund) on illiquid investments. This investment practice could have the effect of decreasing the level of liquidity in the fund if sufficient numbers of qualified institutional buyers are not interested in purchasing these restricted securities.

Other investment companies. (All funds) Each fund may invest in shares of other investment companies to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”). With certain exceptions, the 1940 Act generally: (a) prohibits a fund, together with any companies controlled by the fund, from acquiring more than 3% of the total outstanding securities of any other investment company, and (b) prohibits a fund from investing more than 5% of its total assets in any one investment company and more than 10% of its total assets in the securities of other investment companies in the aggregate. However, certain rules and exemptions under the 1940 Act permit a fund to invest a greater portion of its assets in other investment companies, such as money market funds, subject to certain conditions. In reliance on a statutory exemption, Ibbotson Balanced Fund, Ibbotson Growth Fund and Ibbotson Moderate Fund may invest without regard to these limitations or conditions in shares of underlying funds that are part of the same groups of investment companies as these funds. At any time that one or more of the SC Ibbotson Funds has invested in shares of an underlying fund in excess of these limitations, however, that underlying fund will not in turn invest in excess of these limitations in other investment companies in reliance on exemptions otherwise provided by Sections 12(d)(1)(G) (for funds of funds) or 12(d)(1)(F) under the Investment Company Act.  A fund that holds securities of other investment companies will bear its pro rata share of the other investment companies’ expenses, including advisory fees. These expenses are in addition to the direct expenses of the fund’s own operations.

Exchange-traded funds. (“ETFs”) (All funds) Each fund may invest in ETFs. ETFs are shares of publicly-traded unit investment trusts, open-end funds, or depositary receipts that generally hold portfolios of common stocks which track the performance and dividend yield of specific indexes or companies in related industries. These indexes may be either broad-based, sector-specific or international. Broad-based ETFs, such as Standard & Poor’s Depositary Receipt Shares (“SPDRs”), track a broad group of stocks from different industries and market sectors. HOLDRS (HOLding company Depositary ReceiptS) are securities that represent an investor’s ownership in the common stock of specified companies in a particular industry, sector or group. International ETFs track a group of stocks from a specific country or groups of countries.

Investments in ETFs are generally subject to limits in the 1940 Act on investments in other investment companies. ETF shareholders are subject to the same risks as holders of diversified stock portfolios. ETFs are subject to certain risks, including: (1) the risk that their prices may not correlate perfectly with changes in the underlying index; and (2) the risk of possible trading halts due to market conditions or other reasons that, in the view of the exchange upon which an ETF trades, would make trading in the ETF inadvisable. An exchange traded sector fund may also be adversely affected by the performance of that specific sector or group of industries on which it is based.

Typically, ETF programs bear their own operational expenses, which are deducted from the dividends paid to investors. To the extent that a fund invests in ETFs, the fund must bear these expenses in addition to the expenses of its own operation.

Forward commitment and when-issued securities. (All funds) “When-issued” refers to securities whose terms are available and for which a market exists, but which have not been issued. A fund will engage in when-issued purchases of securities in order to obtain what is considered to be an advantageous price and yield at the time of purchase. In when-issued transactions, frequently no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, the fund contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time.

When a fund engages in forward commitment and when-issued transactions, it relies on the other party to consummate the transaction. The failure of the issuer or other party to consummate the transaction may result in the fund losing the opportunity to obtain an advantageous price. The purchase of securities on a forward commitment or when-issued basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date a fund enters into an agreement to purchase securities on a forward commitment or when-issued basis, the fund will segregate cash or liquid securities, of any type or maturity, equal in value to the fund’s commitment. These assets will be valued daily at market, and additional cash or securities will be segregated to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, a fund may enter into offsetting contracts for the forward sale of other securities that it owns.

Options on securities and securities indices. (All funds except Money Market Fund) A fund may purchase and write (“sell”) call and put options on any securities in which it may invest or on any index based on securities in which it may invest. These options may be listed on securities exchanges or traded in the over-the-counter market. A fund may write covered put and call options and purchase put and call options to enhance total return, as a substitute for the purchase or sale of securities, or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.

Writing covered options. A call option on securities written by a fund obligates the fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities written by a fund obligates the fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive a fund of the opportunity to profit from an increase in the market price of the securities in its portfolio. Writing covered put options may deprive a fund of the opportunity to profit from a decrease in the market price of the securities to be acquired for its portfolio.

All call and put options written by a fund are covered. A written call option or put option may be covered by: (i) segregating cash or liquid securities with a value at least equal to a fund’s obligation under the option, (ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the fund’s net exposure on its written option position. A written call option on securities is typically covered by segregating the securities that are subject to the option in a segregated account. A fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.

A fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to the option. These purchases are referred to as “closing purchase transactions.”

Purchasing options. A fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease (“protective puts”), in the market value of securities of the type in which it may invest. A fund may also sell call and put options to close out its purchased options.

The purchase of a call option would entitle a fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the fund would realize either no gain or a loss on the purchase of the call option.

The purchase of a put option would entitle a fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of a fund’s portfolio securities. Put options may also be purchased by a fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. A fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the fund’s portfolio securities.

A fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which a fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the adviser or subadviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Risks associated with options transactions. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If a fund is unable to effect a closing purchase transaction with respect to covered options it has written, the fund will not be able to sell the underlying securities or dispose of segregated assets until the options expire or are exercised. Similarly, if a fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A fund’s ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The adviser or subadviser will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the trustees.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the adviser’s or subadviser’s ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities markets.

Futures contracts and options on futures contracts. (All funds except Money Market Fund) To seek to increase total return or hedge against changes in interest rates or securities prices, a fund may purchase and sell futures contracts, and purchase and write call and put options on these futures contracts. A fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. The futures contracts may be based on various securities (such as U.S. government securities), securities indices and any other financial instruments and indices. All futures contracts entered into by the fund are traded on U.S. exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission (“CFTC”).

Futures contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities will usually be liquidated in this manner, a fund may instead make, or take, delivery of the underlying securities whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging and other strategies. Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that a fund proposes to acquire. When interest rates are rising or securities prices are falling, a fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When interest rates are falling or securities prices are rising, a fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.

A fund may, for example, take a “short” position in the futures market by selling futures contracts in an attempt to hedge against an anticipated rise in interest rates or a decline in market prices that would adversely affect the value of the fund’s portfolio securities. These futures contracts may include contracts for the future delivery of securities held by the fund or securities with characteristics similar to those of the fund’s portfolio securities.

If, in the opinion of the adviser or applicable subadviser, there is a sufficient degree of correlation between price trends for a fund’s portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in a fund’s portfolio may be more or less volatile than prices of these futures contracts, the adviser or subadviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the fund’s portfolio securities.

When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of a fund’s portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, a fund may take a “long” position by purchasing futures contracts. This would be done, for example, when the fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices then available in the applicable market to be less favorable than prices that are currently available. The fund may also purchase futures contracts as a substitute for transactions in securities, to alter the investment characteristics of portfolio securities or to gain or increase its exposure to a particular securities market.

Options on futures contracts. A fund may purchase and write options on futures for the same purposes as its transactions in futures contracts. The purchase of put and call options on futures contracts will give a fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a fund’s assets. By writing a call option, a fund becomes obligated, in exchange for the premium to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that a fund intends to purchase. However, the fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by the fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. A fund’s ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

Other considerations. A fund will engage in futures and related options transactions only in accordance with regulations of the CFTC, which permit principals of a company registered under the 1940 Act to engage in such transactions without registering as commodity pool operations pursuant to an exemption. To the extent that a fund is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of securities that the fund owns or purchased to protect the fund against an increase in the price of securities it intends to purchase.

Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the fund to purchase securities, require the fund to segregate cash or liquid securities in an amount equal to the underlying value of such contracts and options.

With respect to futures contracts that are not legally required to “cash settle,” a fund may cover the open position by segregating liquid assets in an amount equal to the market value of the futures contact. With respect to futures that are required to “cash settle,” however, a fund is permitted to segregate liquid assets in an amount equal to the fund’s daily marked to market (net) obligation, if any (its daily net liability) rather than the market value of the futures contract. By segregating assets equal to only its net obligation under cash-settled futures, a fund will have the ability to employ leverage to a greater extent than if the fund were required to segregate assets equal to the full market value of the futures contract.

While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates or securities prices may result in a poorer overall performance for a fund than if it had not entered into any futures contracts or options transactions.

Perfect correlation between a fund’s futures positions and portfolio positions will be impossible to achieve. There are no futures contracts based upon individual securities, except certain U.S. government securities. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the fund may be exposed to risk of loss.

Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day’s settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the fund from closing out positions and limiting its losses.

Yield curve options. (Ibbotson Balanced Fund, Ibbotson Growth Fund, Ibbotson Moderate Fund, AllianceBernstein International Value Fund, Columbia Small Cap Value Fund, Invesco Small Cap Growth Fund, Investment Grade Bond Fund, BlackRock Inflation Protected Bond Fund, Goldman Sachs Short Duration Fund and PIMCO Total Return Fund) The fund may enter into options on the yield “spread” or differential between two securities. Such transactions are referred to as “yield curve” options. In contrast to other types of options, a yield curve option is based on the differences between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.

The fund may purchase or write yield curve options for the same purposes as other options on securities. For example, the fund may purchase a call option on the yield spread between two securities if the fund owns one of the securities and anticipates purchasing the other security and wants to hedge against an adverse change in the yield spread between the two securities. The fund may also purchase or write yield curve options in an effort to increase current income if, in the judgment of the adviser or subadviser, the fund will be able to profit from movements in the spread between the yields of the underlying securities. The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, such options present a risk of loss even if the yield of one of the underlying securities remains constant, or if the spread moves in a direction or to an extent which was not anticipated.

Yield curve options written by the fund will be “covered.” A call (or put) option is covered if the fund holds another call (or put) option on the spread between the same two securities and segregates liquid assets sufficient to cover the fund’s net liability under the two options. Therefore, the fund’s liability for such a covered option is generally limited to the difference between the amount of the fund’s liability under the option written by the fund less the value of the option held by the fund. Yield curve options may also be covered in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations. Yield curve options are traded over-the-counter, and established trading markets for these options may not exist.

Foreign currency transactions. (All funds except Money Market Fund and Goldman Sachs Short Duration Fund) A fund’s foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market. A fund may also enter into forward foreign currency contracts as an investment to enhance return, as a hedge against fluctuations in currency exchange rates affecting a particular transaction or portfolio position, or as a substitute for the purchase or sale of a currency or assets denominated in that currency. Forward foreign currency contracts are agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. Transaction hedging is the purchase or sale of forward foreign currency contracts with respect to specific receivables or payables of a fund accruing in connection with the purchase and sale of its portfolio securities quoted or denominated in the same or related foreign currencies. Portfolio hedging is the use of forward foreign currency contracts to offset portfolio security positions denominated or quoted in the same or related foreign currencies. A fund may elect to hedge less than all of its foreign portfolio positions if deemed appropriate by the adviser or subadviser.

If a fund purchases a forward foreign currency contract or sells a forward foreign currency contract for non-hedging purposes, such as to enhance return, it will segregate cash or liquid securities, of any type or maturity, in an amount equal to the value of the fund’s total assets committed to the consummation of the forward foreign currency contract. The segregated assets will be valued at market daily and if the value of the segregated assets declines, additional cash or securities will be segregated so that the value of the segregated assets will be equal to the amount of the fund’s commitment with respect to such contracts.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. These transactions also preclude the opportunity for gain if the value of the hedged currency rises. Moreover, it may not be possible for the fund to hedge against a devaluation that is so generally anticipated that the fund is not able to contract to sell the currency at a price above the devaluation level it anticipates.

The cost to a fund of engaging in foreign currency transactions varies with such factors as the currency involved, the length of the contract period and the market conditions then prevailing. Since transactions in foreign currency are usually conducted on a principal basis, no fees or commissions are involved.

Foreign currency options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price on a specified date or during the option period. The owner of a call option has the right, but not the obligation, to buy the currency. Conversely, the owner of a put option has the right, but not the obligation, to sell the currency. When the option is exercised, the seller (i.e., writer) of the option is obligated to fulfill the terms of the sold option. However, either the seller or the buyer may, in the secondary market, close its position during the option period at any time prior to expiration.

A call option on a foreign currency generally rises in value if the underlying currency appreciates in value, and a put option on a foreign currency generally rises in value if the underlying currency depreciates in value. Although purchasing a foreign currency option can protect the fund against an adverse movement in the value of a foreign currency, the option will not limit the movement in the value of such currency. For example, if a fund was holding securities denominated in a foreign currency that was appreciating and had purchased a foreign currency put to hedge against a decline in the value of the currency, the fund would not have to exercise its put option. Likewise, if a fund were to enter into a contract to purchase a security denominated in foreign currency and, in conjunction with that purchase, were to purchase a foreign currency call option to hedge against a rise in value of the currency, and if the value of the currency instead depreciated between the date of purchase and the settlement date, the fund would not have to exercise its call. Instead, the fund could acquire in the spot market the amount of foreign currency needed for settlement.

Special risks associated with foreign currency options. Buyers and sellers of foreign currency options are subject to the same risks that apply to options generally. In addition, there are certain additional risks associated with foreign currency options. The markets in foreign currency options are relatively undeveloped, and a fund’s ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although a fund will not purchase or write such options unless and until, in the opinion of the adviser or subadviser, the market for them has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by most of the same factors that influence foreign exchange rates and investments generally.

The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. option markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets until they reopen.

Foreign currency futures transactions. (All funds except Goldman Sachs Short Duration Fund) By using foreign currency futures contracts and options on such contracts, the fund may be able to achieve many of the same objectives as it would through the use of forward foreign currency contracts. The fund may be able to achieve these objectives possibly more effectively and at a lower cost by using futures transactions instead of forward foreign currency contracts.

A foreign currency futures contract sale creates an obligation by the fund, as seller, to deliver the amount of currency called for in the contract at a specified future time for a specified price. A currency futures contract purchase creates an obligation by the fund, as purchaser, to take delivery of an amount of currency at a specified future time at a specified price. Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency. Closing out of currency futures contracts is effected by entering into an offsetting purchase or sale transaction. An offsetting transaction for a currency futures contract sale is effected by the fund entering into a currency futures contract purchase for the same aggregate amount of currency and same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the fund is immediately paid the difference and realizes a gain, and if the price of the sale is less than the price of the offsetting purchase, the fund pays the difference and realizes a loss. Similarly, the closing out of a currency futures contract purchase is effected by the fund entering into a currency futures contract sale. If the offsetting sale price exceeds the purchase price, the fund realizes a gain, and if the offsetting sale price is less than the purchase price, the fund realizes a loss.

Special risks associated with foreign currency futures contracts and related options. Buyers and sellers of foreign currency futures contracts and related options are subject to the same risks that apply to the use of futures generally. In addition, the risks associated with foreign currency futures contracts and options on futures are similar to those associated with options on foreign currencies, as described above.

Swaps, caps, floors and collars. (All funds except Columbia Small Cap Value Fund, Lord Abbett Growth & Income Fund, Oppenheimer Main Street Small Cap Fund and Money Market Fund) As one way of managing its exposure to different types of investments, a fund may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a “notional principal amount,” in return for payments equal to a fixed rate times the same notional amount, for a specified period of time. If a swap agreement provides for payment in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a fund’s investment exposure from one type of investment to another. For example, if the fund agreed to exchange payments in dollars for payments in a foreign currency, the swap agreement would tend to decrease the fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund’s investments and its share price and yield.

Swap agreements are sophisticated derivative instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on a fund’s performance. Swap agreements are subject to risks related to the counterparty’s ability to perform, and may decline in value if the counterparty’s creditworthiness deteriorates. A fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions. A fund will segregate cash or liquid securities equal to the net amount, if any, of the excess of the fund’s obligations over its entitlements with respect to swap, cap, collar or floor transactions.

Credit Derivatives. (Ibbotson Balanced Fund, Ibbotson Growth Fund, Ibbotson Moderate Fund, AllianceBernstein International Value Fund, Invesco Small Cap Growth Fund, Investment Grade Bond Fund, BlackRock Inflation Protected Bond Fund, PIMCO High Yield Fund and PIMCO Total Return Fund) A fund may use credit derivatives to provide comparable exposure to fixed income securities that might not be available in the primary market. Credit derivatives include default risk derivatives and market spread derivatives. Default risk derivatives are linked to the price of reference securities or loans after a default by the issuer or borrower, respectively. Market spread derivatives are based on the risk that changes in market factors, such as credit spreads, can cause a decline in the value of a security, loan or index. There are three basic transactional forms for credit derivatives: swaps, options, and structured securities, each of which is described in more detail above. The use of credit derivatives is a highly specialized activity that involves strategies and risks different from those associated with ordinary portfolio securities transactions. A fund may value credit derivatives at fair value more frequently than other types of portfolio holdings either because market quotations are not available or the adviser or subadviser believes that available market quotations do not accurately represent the credit derivatives’ actual value.

Credit Default Swap Agreements. (Ibbotson Balanced Fund, Ibbotson Growth Fund, Ibbotson Moderate Fund, AllianceBernstein International Value Fund, Invesco Small Cap Growth Fund, Investment Grade Bond Fund, BlackRock Inflation Protected Bond Fund, Goldman Sachs Short Duration Fund, PIMCO High Yield Fund and PIMCO Total Return Fund) A fund may also enter into credit default swap agreements. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by the fund. The protection “buyer” in a credit default swap agreement is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A fund may be either the buyer or seller in the transaction. If a fund is a buyer and no credit event occurs, the fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a fund would effectively add leverage to its portfolio because, in addition to its total net assets, the fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the fund). In connection with credit default swaps in which a fund is the buyer, the fund will segregate or “earmark” cash or liquid assets or enter into certain offsetting positions, with a value at least equal to the fund’s exposure (any accrued but unpaid net amounts owed by the fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a fund is the seller, the fund will segregate or “earmark” cash or liquid assets or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the fund). Such segregation or “earmarking” is intended to make available to the fund assets sufficient to satisfy its obligations with respect to the transaction and to limit any potential leveraging of the fund’s portfolio. Such segregation or “earmarking” will not limit the fund’s exposure to loss.

Total Return Swap Agreements.  A fund may use total return swap agreements to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market.  Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets.  Total return swap agreements may add leverage to a fund’s portfolio because, in addition to its total net assets, the fund would be subject to investment exposure on the notional amount of the swap.  Total return swap agreements are subject to the risk that a counterparty will default on its payment obligations to the fund under the contract.  Swap agreements also bear the risk that the fund will not be able to meet its obligations to the counterparty.

Generally, funds enter into total return swaps on a net basis (i.e., the two payment streams are netted against one another with the fund receiving or paying, as the case may be, only the net amount of the two payments).  When a total return swap is entered into on a net basis, the net amount of the excess, if any, of a fund’s obligations over its entitlements with respect to each total return swap is accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess is generally segregated by such fund.  If the total return swap transaction is entered into on other than a net basis, the full amount of the fund’s obligations is accrued on a daily basis, and the full amount of the fund’s obligations is usually segregated by the fund in an amount equal to or greater than the market value of the liabilities under the total return swap agreement or the amount it would have cost the fund initially to make an equivalent direct investment, plus or minus any amount the fund is obligated to pay or is to receive under the total return swap agreement.

Temporary investments. (All funds except Money Market Fund) For temporary and defensive purposes, a fund may invest up to 100% of its total assets in investment grade short-term fixed income securities, including short-term U.S. government securities, negotiable certificates of deposit, non-negotiable fixed time deposits, bankers’ acceptances, commercial paper, floating rate notes, repurchase agreements and other money market instruments. A fund may also hold significant amounts of its assets in cash. Money Market Fund will not take a defensive position because it invests exclusively in investment grade money market securities.

Lending of securities. (All funds except Money Market Fund) A fund may lend portfolio securities to brokers, dealers, and financial institutions if the loan is secured by cash, U.S. government securities or other collateral according to applicable regulatory requirements. A fund may reinvest any cash collateral in short-term securities and money market funds. A Fund would have the right to call a loan and obtain the securities loaned at any time on five days’ notice. For the duration of a loan, the Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation from the investment of the collateral. The Fund would not, however, have the right to vote any securities having voting rights during the existence of the loan. In the event of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment, the Fund would call the loan.When a fund lends portfolio securities, there is a risk that the borrower may fail to return the securities. As a result, a fund may incur a loss or, in the event of the borrower’s bankruptcy, may be delayed in or prevented from liquidating the collateral. A fund may not lend portfolio securities having a total value exceeding one-third of its total assets.

Short-term trading and portfolio turnover. (All funds except Money Market Fund) Short-term trading means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. A fund may engage in short-term trading in response to stock market conditions, changes in interest rates or other economic trends and developments, or to take advantage of yield disparities between various fixed income securities in order to realize capital gains or improve income. Short-term trading may have the effect of increasing portfolio turnover rate. A high rate of portfolio turnover (100% or more) involves correspondingly higher brokerage costs that must be borne directly by the fund and thus indirectly by the shareholders, reducing the shareholder’s return.
Columbia Small Cap Value Fund had a portfolio turnover rate of 110% in fiscal year 2009, as compared to a portfolio turnover rate of 28% in fiscal year 2008.  The turnover in both years was generated by a prior subadviser that was replaced effective May 1, 2010.  It is possible that the fund’s annual turnover will exceed 100% in 2010 due to the change of subadviser and related shift in investment strategy.

Goldman Sachs Mid Cap Value Fund had a portfolio turnover rate of 159% in fiscal year 2009, as compared to a portfolio turnover rate of 90% in fiscal year 2008.  It is consistent with the fund’s investment strategy to potentially have annual turnover exceeding 100%.

Invesco Small Cap Growth Fund had a portfolio turnover rate of 114% in fiscal year 2009, as compared to a portfolio turnover rate of 4% in fiscal year 2008.  The fund is not expected to have annual turnover in excess of 100% on a regular basis.  The fund’s subadviser attributes the fund’s 2009 turnover rate to: (i) the combined redemption of seed money and a reallocation of assets out of the fund affecting approximately 40% of the fund’s total assets) and (ii) cash flow demands that occurred throughout the year.

The Oppenheimer Large Cap Core Fund had a portfolio turnover rate of 109% in fiscal year 2009, and no unusual or extraordinary event made a material contribution, as compared to a portfolio turnover rate of 189% in fiscal year 2008, which was due to a restructuring of the portfolio in connection with the introduction of OppenheimerFunds as the fund’s subadviser and the shift in investment strategy from “all capitalization” to “large capitalization” stocks, effective May 1, 2008.  It is consistent with the fund’s investment strategy to potentially have annual turnover exceeding 100%.

The Oppenheimer Main Street Small Cap Value Fund had a portfolio turnover rate of 132% in fiscal year 2009, due in part to a portfolio management changes and subsequent transition to the new management team’s desired portfolio, as compared to a portfolio had a turnover rate of 126% in fiscal year 2008.  It is consistent with the fund’s investment strategy to potentially have annual turnover exceeding 100%.

The WMC Large Cap Growth Fund had a portfolio turnover rate of 72% in fiscal year 2009, as compared to a portfolio turnover rate of 265% in fiscal year 2008, which was due to a change of subadviser and related shift of investment strategy.  The fund is not expected to have annual turnover in excess of 100% on a regular basis.

The WMC Blue Chip Mid Cap Fund had a portfolio turnover rate of 82% in fiscal year 2009, as compared to a portfolio turnover rate of 104% in fiscal year 2008.  The fund is not expected to have annual turnover in excess of 100% on a regular basis.

BlackRock Inflation Protected Bond Fund had a portfolio turnover rate of 278% in fiscal year 2009, as compared to a portfolio turnover rate of 85% in fiscal year 2008.  It is consistent with the fund’s investment strategy to potentially have annual turnover exceeding 100%.  The fund generally has high turnover rates as a result of its active management style and response to volatile markets.

Goldman Sachs Short Duration Fund had a portfolio turnover rate of 231% in fiscal year 2009, as compared to a portfolio turnover rate of 331% in fiscal year 2008.  It is consistent with the fund’s investment strategy to potentially have annual turnover exceeding 100%.  The turnover will be driven primarily by the portfolio’s tactical mortgage trading strategy including TBA trades.  In 2009 the team’s trading strategy was shaped by the government’s support for the U.S. housing market and its implications on the different sectors of the mortgage market.

PIMCO High Yield Fund had a portfolio turnover rate of 190% in fiscal year 2009, as compared to a portfolio turnover rate of 75% in fiscal year 2008.  Changes in high yield corporate positions, in addition to changes to allocations in non-core holdings, were a large factor in the portfolio turnover level during 2009.  The fund is not expected to have annual turnover in excess of 100% on a regular basis.

PIMCO Total Return Fund had a portfolio turnover rate of 496% in fiscal year 2009, as compared to a portfolio turnover rate of 181% in fiscal year 2008.  The fund is not expected to have annual turnover in excess of 100% on a regular basis.  During 2009 the fund increased exposure to U.S. Treasuries, while also decreasing exposure to mortgages. These allocation decisions led to portfolio turnover in excess of 100%.

The Global Real Estate Fund had a portfolio turnover rate of 110% in fiscal year 2009, which was unusually high due to the extreme volatility in the equity markets, and in particular, the real estate equity markets, as compared to a portfolio turnover rate of 76% in fiscal year 2008, which was also high as a result of the change in the fund’s investment strategy, effective May 1, 2008, from a primarily U.S. strategy to a global strategy.  The fund is not expected to have annual turnover in excess of 100% on a regular basis.

Custodial receipts and trust certificates. (Ibbotson Balanced Fund, Ibbotson Growth Fund, Ibbotson Moderate Fund, AllianceBernstein International Value Fund, Columbia Small Cap Value Fund, Goldman Sachs Mid Cap Value Fund, Invesco Small Cap Growth Fund, BlackRock Inflation Protected Bond Fund, Goldman Sachs Short Duration Fund, and PIMCO Total Return Fund) The funds may invest in custodial receipts and trust certificates, which may be underwritten by securities dealers or banks, representing interests in securities held by a custodian or trustee. The securities so held may include U.S. government securities or other types of securities in which the funds may invest. The custodial receipts or trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. government or other issuer of the securities held by the custodian or trustee. As a holder of custodial receipts and trust certificates, the funds will bear their proportionate share of the fees and expenses charged to the custodial account or trust. The funds may also invest in separately issued interests in custodial receipts and trust certificates.

Although under the terms of a custodial receipt or trust certificate the funds would be typically authorized to assert their rights directly against the issuer of the underlying obligation, the funds could be required to assert through the custodian bank or trustee any rights against the underlying issuers. Thus, in the event an underlying issuer fails to pay principal and/or interest when due, the funds may be subject to delays, expenses and risks that are greater than those that would have been involved if the funds had purchased a direct obligation of the issuer. In addition, if the trust or custodial account in which the underlying securities have been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying securities would be reduced by any taxes paid.

Certain custodial receipts and trust certificates may be synthetic or derivative instruments with interest rates that reset inversely to changing short-term rates and/or have embedded interest rate floors and caps that require the issuer to pay an adjusted interest rate if market rates fall below or rise above a specified rate. These instruments include inverse and range floaters. Because some of these instruments represent relatively recent innovations, and the trading market for these instruments is less developed than the markets for traditional types of instruments, it is uncertain how these instruments will perform under different economic and interest-rate scenarios. Also, because these instruments may be leveraged, their market values may be more volatile than other types of fixed income instruments and may present greater potential for capital gain or loss. The possibility of default by an issuer or the issuer’s credit provider may be greater for these derivative instruments than for other types of instruments. In some cases, it may be difficult to determine the fair value of a derivative instrument because of a lack of reliable objective information, and an established secondary market for some instruments may not exist. In many cases, the Internal Revenue Service has not ruled on the tax treatment of the interest or payments received on the derivative instruments and, accordingly, purchases of such instruments are based on the opinion of counsel to the sponsors of the instruments.

Loan originations, participations and assignments. (Ibbotson Balanced Fund, Ibbotson Growth Fund, Ibbotson Moderate Fund, AllianceBernstein International Value Fund, Columbia Small Cap Value Fund, Invesco Small Cap Growth Fund, Investment Grade Bond Fund, BlackRock Inflation Protected Bond Fund, PIMCO High Yield Fund and PIMCO Total Return Fund) These funds may invest in loan originations, participations and assignments of portions of such loans. When the fund is one of the original lenders, it will have a direct contractual relationship with the borrower and can enforce compliance by the borrower with terms of the credit agreement. Original lenders also negotiate voting and consent rights under the credit agreement. Actions subject to lender vote or consent generally require the vote or consent of the holders of some specified percentage of the outstanding principal amount.

The fund may purchase participations in commercial loans which may be secured or unsecured. Loan participations typically represent direct participation in a loan owed by a corporate borrower, and generally are offered by banks, other financial institutions or lending syndicates. The fund may participate in such syndications, or can buy part of a loan, becoming a co-lender. When purchasing loan participations, the fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which the fund invests may not be rated by any nationally recognized rating service.

A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the institutions which are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, the fund has direct recourse against the corporate borrower, the fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

The financial institution’s employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent bank for the benefit of the fund were determined to be subject to the claims of the agent bank’s general creditors, the fund might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise.

Lenders and purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If the fund does not receive scheduled interest or principal payments on such indebtedness, the fund’s share price and yield could be adversely affected. Loans that are fully secured offer the fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated.

The fund may invest in loan participations with credit quality comparable to that of issuers of its other fixed income investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, the fund bears a substantial risk of losing the entire amount invested.

In applying the fund’s investment restrictions, the fund generally will treat the corporate borrower as the “issuer” of indebtedness held by the fund. In the case of loan participations, where a bank or other lending institution serves as a financial intermediary between the fund and the corporate borrower, and where the participation does not shift to the fund a direct debtor-creditor relationship with the corporate borrower, SEC interpretations require the fund to treat both the lending bank or other lending institution and the corporate borrower as “issuers” for the purposes of applying diversification restrictions. Treating a financial intermediary as an issuer of indebtedness may restrict the fund’s ability to invest in the indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the adviser or subadviser believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining the fund’s net asset value than if that value were based on available market quotations, and could result in significant variations in the fund’s daily share price. Nevertheless, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. Certain funds intend to treat indebtedness for which there is no readily available market as illiquid for purposes of the fund’s limitation on illiquid investments. Investments in loan participations are considered to be debt obligations for purposes of the investment restriction on lending of funds or assets by the fund.

Investments in loans through a direct assignment of the financial institution’s interests with respect to the loan may involve additional risks to the fund. For example, if a loan is foreclosed, the fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, the fund relies on the adviser’s or subadviser’s research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the fund.

Hybrid instruments. (All funds except Davis Venture Value Fund, Goldman Sachs Mid Cap Value Fund, Lord Abbett Growth & Income Fund, Oppenheimer Large Cap Core Fund, Oppenheimer Main Street Small Cap Fund, WMC Blue Chip Mid Cap Fund, WMC Large Cap Growth Fund and Money Market Fund) A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index, or some other interest rate or economic factor (each a “benchmark”) or the relative change in two or more benchmarks. The interest rate or even the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. The terms of the hybrid instrument may provide that in certain circumstances, no principal is due at maturity and, therefore, may result in the loss of the fund’s investments. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrued in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not necessarily bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. Hybrid instruments may also be less liquid and more difficult to accurately price than less complex fixed income investments. The purchase of hybrids also exposes the fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the fund. Unless otherwise noted, no fund will invest more than 5% of its total assets in hybrid instruments.

Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, leveraged or unleveraged, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The fund will only invest in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the Commodity Exchange Act.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the fund’s investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Delayed funding loans and revolving credit facilities. (Ibbotson Balanced Fund, Ibbotson Growth Fund, Ibbotson Moderate Fund, AllianceBernstein International Value Fund, Columbia Small Cap Value Fund, Invesco Small Cap Growth Fund, BlackRock Inflation Protected Bond Fund, PIMCO High Yield Fund and PIMCO Total Return Fund) The fund may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring the fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). Thus they involve the same risks as in writing a put option to purchase the underlying security. To the extent that the fund is committed to advance additional funds, it will at all times segregate or “earmark” liquid assets, in an amount sufficient to meet such commitments.

The fund may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. The fund currently intends to treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the fund’s limitation on illiquid investments. Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Trust’s investment restriction relating to the lending of funds or assets by a fund.

Event-linked exposure. (Ibbotson Balanced Fund, Ibbotson Growth Fund, Ibbotson Moderate Fund, AllianceBernstein International Value Fund, Columbia Small Cap Value Fund, Invesco Small Cap Growth Fund, PIMCO High Yield Fund and PIMCO Total Return Fund) The fund may obtain event-linked exposure by investing in “event-linked bonds,” or “event-linked swaps,” or implement “event-linked strategies.” Event-linked exposure results in gains that typically are contingent on the non-occurrence of a specific “trigger” event, such as a hurricane, earthquake, or other physical or weather-related phenomena. Some event-linked bonds are commonly referred to as “catastrophe bonds.” They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities. Such special purpose entities are created to accomplish a narrow and well-defined objective, such as the issuance of a note in connection with a reinsurance transaction. If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, the fund investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the fund will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. In addition to the risk that specified trigger events will occur, event-linked bonds may also expose the fund to certain unanticipated risks including, but not limited to, issuer risk, credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.

Short sales. (All funds except AllianceBernstein International Value Fund, Davis Venture Value Fund, Oppenheimer Large Cap Core Fund, Oppenheimer Main Street Small Cap Fund, WMC Blue Chip Mid Cap Fund, WMC Large Cap Growth Fund, Investment Grade Bond Fund, Money Market Fund, and Global Real Estate Fund) Each fund may make short sales of securities as part of its overall portfolio management strategies and to offset potential declines in long positions in similar securities. A short sale is a transaction in which a fund sells a security it does not own in anticipation that the market price of that security will decline.

When a fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the fund replaces the borrowed security, the fund will incur a loss; conversely, if the price declines, the fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent that a fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) segregate additional liquid assets so that the amount of collateral and segregated assets will together at least equal the value of securities sold short. No fund intends to enter into short sales (other than those “against the box”) if immediately after such sale the aggregate of the value of all collateral plus the amount of the segregated or “earmarked” assets exceeds one-third of the value of the fund’s total assets. This percentage may be varied by action of the trustees. A short sale is “against the box” to the extent that the fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The funds will engage in short selling to the extent permitted by the 1940 Act and rules and interpretations thereunder.

Investment Restrictions. Each fund has adopted fundamental investment restrictions. These restrictions cannot be changed unless the change is approved by the lesser of: (1) 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities of the affected fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the affected fund.

These fundamental restrictions provide that a fund may not:

1.
Invest 25% or more of its total assets in securities of issuers in any one industry, except that Global Real Estate Fund invests 25% or more of its total assets in the real estate group of industries. The United States government and its agencies or instrumentalities are not considered industries for purposes of this restriction.

2.	Borrow money or issue senior securities except to the extent permitted by the 1940 Act.

3.
(a) Davis Venture Value Fund, Oppenheimer Large Cap Core Fund, Oppenheimer Main Street Small Cap Fund, WMC Blue Chip Mid Cap Fund, WMC Large Cap Growth Fund, Investment Grade Bond Fund, Money Market Fund and Global Real Estate Fund only. Make loans to other persons, except loans of securities not exceeding one-third of the fund’s total assets, investments in debt obligations, and transactions in repurchase agreements.

(b) All funds except Davis Venture Value Fund, Oppenheimer Large Cap Core Fund, Oppenheimer Main Street Small Cap Fund, WMC Blue Chip Mid Cap Fund, WMC Large Cap Growth Fund, Investment Grade Bond Fund, Money Market Fund and Global Real Estate Fund. Make loans to other persons, except loans of securities not exceeding one-third of the fund’s total assets, investments in debt obligations, including loans and interests in loans, whether acquired upon original issuance or in secondary market transactions, and transactions in repurchase agreements.

4.	Underwrite securities of other issuers, except insofar as the fund may be deemed an underwriter under the 1933 Act in selling portfolio securities.

5.
Purchase, sell or invest in real estate, but each fund, subject to its other investment policies and restrictions, may invest in securities of companies that deal in real estate or are engaged in the real estate business, including real estate investment trusts and securities secured by real estate or interests therein, and may hold and sell real estate acquired through default, liquidation or other distributions of an interest in real estate as a result of the fund’s ownership of such securities.

6.
Invest in commodities or commodity futures contracts, excluding transactions in financial derivative contracts, such as: forward currency contracts; financial futures contracts and options on financial futures contracts; options on securities, currencies and financial indices; and swaps, caps, and floors.

7.	All funds except BlackRock Inflation Protected Bond Fund and Global Real Estate Fund. Make investments that are inconsistent with the status of each fund as a diversified fund.

8.
(a) All funds except Money Market Fund, BlackRock Inflation Protected Bond Fund and Global Real Estate Fund. With respect to 75% of the fund’s assets, invest more than 5% of the fund’s assets (taken at market value at the time of purchase) in the outstanding securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than (1) securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or (2) securities of other investment companies.

(b) Money Market Fund Only. Except with respect to investments in obligations of (1) U.S. government, its agencies, authorities or instrumentalities, and (2) domestic banks, purchase any security if, as a result: (i) more than 5% of its assets would be invested in the securities of any one issuer; or (ii) more than 25% of its assets would be invested in a particular industry.

The 1940 Act currently prohibits the funds from issuing senior securities or borrowing money, except that each fund, with the exception of Money Market Fund, may borrow from banks or pursuant to reverse repurchase agreements in an amount not exceeding one-third of total assets (including the amount borrowed). Each fund is required to reduce the amount of its borrowings to not more than one-third of total assets within three days after such borrowings first exceed this one-third limitation.

Additional investment restrictions adopted by the funds, which may be changed by the trustees, provide that a fund may not:

1.	Invest more than 15% (5% for Money Market Fund) of its net assets (taken at market value at the time of purchase) in illiquid securities.

2.	Make investments for the purpose of exercising control or management.

3.	Invest in other investment companies except as permitted under the 1940 Act.

4.
Ibbotson Balanced Fund, Ibbotson Growth Fund, Ibbotson Moderate Fund, AllianceBernstein International Value Fund, Columbia Small Cap Value Fund, Invesco Small Cap Growth Fund, Goldman Sachs Short Duration Fund, Investment Grade Bond Fund and PIMCO High Yield Fund only. Invest more than 5% of its total assets in hybrid instruments.

5.
Ibbotson Balanced Fund, Ibbotson Growth Fund, Ibbotson Moderate Fund, AllianceBernstein International Value Fund, Columbia Small Cap Value Fund, Goldman Sachs Mid Cap Value Fund, Invesco Small Cap Growth Fund, Lord Abbett Growth & Income Fund, BlackRock Inflation Protected Bond Fund, Goldman Sachs Short Duration Fund, PIMCO High Yield Fund and PIMCO Total Return Fund only. Enter into short sales (other than those “against the box”) if immediately after such sale, the aggregate of the value of all collateral plus the amount of the segregated or “earmarked” assets exceeds one-third of the value of the fund’s total assets.

Portfolio Holdings. The board of trustees has adopted policies and procedures relating to disclosure of a fund’s portfolio securities. These policies and procedures are designed to provide a framework for disclosing information regarding portfolio holdings, portfolio composition or other portfolio characteristics consistent with applicable regulations of the federal securities laws and general principles of fiduciary duty relating to fund shareholders.

Generally, the adviser will make the funds’ portfolio information available to the public on a monthly basis with an appropriate delay based upon the nature of the information disclosed. The adviser normally will publish the funds’ portfolio holdings thirty (30) days after the end of the month. Such information will be made available on the adviser’s website at www.suncapitaladvisers.com and may be sent to rating agencies, reporting/news services and financial intermediaries, upon request. In addition, each fund makes its portfolio holdings available semi-annually in shareholder reports filed on Form N-CSR and at the end of the first and third fiscal quarters in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC, as required by the federal securities laws.

Each fund may also make certain portfolio information available upon request. A fund may disclose the percentage breakdown of the fund’s investments by country, sector and industry, various volatility measures (such as beta, standard deviation, etc.), market capitalization ranges and other portfolio characteristics (such as alpha, average P/E ratio, etc.) that do not specifically identify the fund’s portfolio securities.

The Trust’s Chief Compliance Officer and Chief Legal Officer, acting jointly, are authorized to approve the disclosure of a fund’s full or partial portfolio holdings prior to the date such information is generally made public to certain entities, including rating agencies, plan sponsors, prospective separate account clients, consultants and other financial intermediaries. Third parties must agree: (i) to limit use of that information to a stated business purpose which does not conflict with the interests of a fund’s shareholders, (ii) to use the information only for such authorized purpose, and (iii) not to trade on such information. Before approving any such arrangement, the Trust’s Chief Compliance Officer and Chief Legal Officer shall:  a) consider whether the arrangement presents any potential conflict between the interests of a fund’s shareholders, on the one hand, and the interests of the adviser, the fund’s principal underwriter, or any affiliated person of the fund, the adviser or the principal underwriter, on the other hand; and b) make a determination that the arrangement will not be detrimental to the interests of the fund’s shareholders.

The board of trustees has approved this portfolio holdings disclosure policy and exercises oversight by requiring the Trust’s Chief Compliance Officer to provide reports, at least annually, on its implementation and also requires that the Trust’s Chief Compliance Officer monitor compliance with the policy. None of the adviser, subadvisers or any fund receives any compensation or other consideration from these arrangements for the release of the funds’ portfolio holdings information.

Except as described above, a fund does not provide or permit others to provide information about the fund’s portfolio holdings on a selective basis. However, the policy is not intended to prevent the disclosure of any and all portfolio information to a fund’s service providers. These service providers include the adviser: Sun Capital Advisers LLC; the subadvisers: AllianceBernstein L.P., BlackRock Financial Management, Inc., Columbia Management Investment Advisers, LLC, Davis Selected Advisers, L.P., Goldman Sachs Asset Management, L.P., Ibbotson Associates, Inc., Invesco Advisers, Inc., Lord, Abbett & Co. LLC, OppenheimerFunds, Inc., Pacific Investment Management Company,  and Wellington Management Company, LLP; the Trust’s custodian and fund accounting agent: State Street Bank and Trust Company; principal underwriter: Clarendon Insurance Agency, Inc.; independent registered public accounting firm: Deloitte & Touche LLP; counsel to the Trust: Dechert LLP; counsel to the independent trustees: Ropes & Gray LLP; internal audit personnel of affiliates of the adviser; a printing or EDGAR filing vendor; and a proxy voting vendor or a corporate action processor, which generally need access to such information in the performance of their contractual duties and responsibilities, and are subject to duties of confidentiality imposed by law and/or contract.

Furthermore, the adviser and each of the subadvisers, other than Ibbotson, Columbia and PIMCO, provide portfolio holdings information to their service providers in the ordinary course of their business in managing client accounts, including the funds.

The adviser has an ongoing arrangement with Risk Metrics (formerly Institutional Shareholder Services (“ISS”)), which provides proxy voting services, and Interactive Data Corporation (“IDC”), which provides fair valuation and pricing of foreign equity securities. Risk Metrics receives portfolio holdings information from the adviser on a daily basis, and IDC receives portfolio holdings information from the adviser on a quarterly basis.

The subadvisers have the following ongoing arrangements:

AllianceBernstein has ongoing arrangements with RR Donnelley (their financial printer) and Risk Metrics (their proxy voting vendor).  Information may be provided to these parties at any time with no time lag.

BlackRock has ongoing arrangements with certain entities to make available monthly and quarterly portfolio holdings information regarding certain funds that it manages, including: entities serving as custodian, transfer agent, administrator and accounting service provider for the funds, Deloitte & Touche LLP (independent registered public accounting firm), Morningstar, Inc. and Lipper Inc. (rating agencies), Wall Street on Demand, Thomson Financial, eVestment Alliance, Informa/PSN Investment Solutions: iMoney.net (data aggregators used by BlackRock), E.I. Dupont de Nemours and Company, Inc. (the 401(k) plan sponsor for certain BlackRock-advised funds), Rocaton Investment Advisors, LLC, Mercer Investment Consulting, Watson Wyatt Investment Consulting, Towers Perrin HR Services, Pinnacle West, Callan Associates, Brockhouse & Cooper, Cambridge Associates, Mercer, Morningstar / Investorforce, Russell Investments (Mellon Analytical Solutions) and Wilshire Associates (the consultants for pension plans that invest in certain BlackRock-advised funds) and i-Flex Solutions, Inc. (portfolio compliance consultants).  Information is provided to the custodian and administrator daily on a real-time basis.

Davis Advisors has arrangements with Risk Metrics (formerly ISS), Glass Lewis and Broadridge (formerly ADP) to process all proxies. Risk Metrics, Glass Lewis and Broadridge may receive portfolio holdings information on a daily basis.

GSAM has an arrangement with the following entities, who receive non-public portfolio holdings information on an on-going basis: affiliates of GSAM and GSAM’s proxy voting service, Risk Metrics (formerly ISS). Risk Metrics receives portfolio holdings information from GSAM on a daily basis.

Invesco has ongoing arrangements with their attorneys, securities lending agents, lenders, rating and rankings agencies, proxy voting vendor, pricing vendors, custodian, brokers providing execution and research services, and analysts.  In many cases, information may be provided to these parties on a daily basis.  Please see Appendix B for a complete list of Invesco’s ongoing relationships, including the identity and role of each party receiving non-public portfolio holdings information regarding Invesco Small Cap Growth Fund.

Lord Abbett may:

(1)
provide portfolio holdings information to: (a) third parties that render services to the fund subadvised by Lord Abbett relating to such holdings, as appropriate to the service being provided, on a daily, monthly, calendar quarterly or annual basis within 15 days following the end of the period, and (b) third party consultants on a monthly or calendar quarterly basis within 15 days following the end of the period for the sole purpose of performing their own analyses with respect to the fund subadvised by Lord Abbett. Lord Abbett may discuss or otherwise share portfolio holdings or related information with counterparties that execute transactions on behalf of the fund.

(2)
provide portfolio commentaries or fact sheets containing, among other things, a discussion of select portfolio holdings and a list of up to the ten largest portfolio positions, and/or portfolio performance attribution information as of the month-end within 15 days thereafter to certain financial intermediaries.

(3)	provide portfolio holdings or related information in response to governmental requests or subpoenas or in similar circumstances.

Appendix C lists all third parties eligible to receive portfolio holdings or related information from Lord Abbett in accordance with their policy.

OppenheimerFunds has arrangements with Risk Metrics (formerly ISS), which provides proxy voting services. Risk Metrics receives portfolio holdings information from OppenheimerFunds on a daily basis.

CMIA currently has ongoing arrangements with certain approved recipients with respect to the disclosure of portfolio holdings information prior to such information being made public.  Portfolio holdings information disclosed to such recipients is current as of the time of its disclosure, is disclosed to each recipient solely for purposes consistent with the services described below and has been authorized by the Columbia Funds’ President. These special arrangements are described in Appendix D.

Wellington Management has the following arrangements. Each of these companies receives portfolio holdings information on a daily basis, unless otherwise indicated.

•	Brown Brothers Harriman & Co. performs certain operational functions.

•	FactSet Research Systems Inc. provides analytical services.

•	Glass, Lewis & Co. provides proxy voting services.

•	Investment Technology Group, Inc. provides analytical services.

•	State Street Bank and Trust Company performs certain operational functions.

As of the date of this statement of additional information, neither Ibbotson nor PIMCO have any ongoing arrangements with service providers to provide non-public portfolio holdings information regarding the funds.

THE FUNDS’ MANAGEMENT

Trustees and Officers. Each fund is a series of Sun Capital Advisers Trust, a Delaware statutory trust (the “Trust”). The business of the Trust and each fund is managed by the trustees. The trustees elect each fund’s officers who are responsible for the day-to-day operations of the fund and who execute the investment policies approved by the trustees. Several of the funds’ trustees and officers are also directors and/or officers of the adviser and directors and/or officers of one or more of its affiliates, each of which is a wholly-owned subsidiary of Sun Life Financial Inc. (“Sun Life Financial”). During the fiscal year ended December 31, 2009, the board of trustees held four in-person meetings and one telephonic meeting.

The table below provides more information about the funds’ trustees and officers.

Name, Address, Age and Position(s) with the Trust	Term of Office and Length of Time Served	Principal occupation(s) during past 5 years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee
Independent Trustees
Michael P. Castellano c/o Sun Capital Advisers Trust; One Sun Life Executive Park Wellesley Hills, MA 02481 Born: 1941 Trustee	Since February, 2005. 1	Retired.	20	None.
Dawn-Marie Driscoll c/o Sun Capital Advisers Trust; One Sun Life Executive Park Wellesley Hills, MA 02481 Born: 1946 Trustee	Since June, 2007. 1	President, Driscoll Associates (consulting firm); Executive Fellow, Center for Business Ethics, Bentley University; Directorships: Advisory Board, Center for Business Ethics, Bentley University; Trustee, Southwest Florida Community Foundation (charitable organization); Former Directorships: Investment Company Institute; Former Memberships: Executive Committee of the Independent Directors Council of the Investment Company Institute.	20	Trustee, DWS Funds Board (126 mutual funds) since 1987. Director, ICI Mutual since 2007.
William N. Searcy, Jr. c/o Sun Capital Advisers Trust; One Sun Life Executive Park Wellesley Hills, MA 02481 Born: 1946 Trustee, Chairman of the Board	Trustee since October, 1998; 1 Chairman since 2005.	Private Investor.	20	Trustee, DWS Funds Board (126 mutual funds) since 1993.

Name, Address, Age and Position(s) with the Trust	Term of Office and Length of Time Served	Principal occupation(s) during past 5 years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee
Interested Trustee1
John T. Donnelly 2 One Sun Life Executive Park Wellesley Hills, MA 02481 Born: 1958 President, Chief Executive Officer and Trustee	President, Chief Executive Officer and Trustee since May, 2009. 1	President, Chief Investment Officer and Manager, Sun Capital Advisers LLC since 2009. Senior Managing Director, Investment Operations for Sun Life Assurance Company of Canada (U.S.) since 2005. Associated with Sun Life Financial since 1981.	20
Director, Sun Life Insurance and Annuity Company of New York since 2008. Director, Sun Life Financial Global Funding II & III since 2006. Chairman and Director, Sun Life Investments LLC since 2005.  Director, Sun Life Global Funding since 2004.

Officers
James F. Alban 2 One Sun Life Executive Park Wellesley Hills, MA 02481 Born: 1962 Chief Financial Officer and Treasurer	Since October, 1998; Serves at the discretion of the Trustees.	Managing Director and Chief Financial Officer, Sun Capital Advisers LLC since 2000. Associated with Sun Life Financial since 1998.	N/A	N/A
John W. Donovan 2 One Sun Life Executive Park Wellesley Hills, MA 02481 Born: 1965 Vice President	Since August, 2002; Serves at the discretion of the Trustees.	Managing Director, Sun Capital Advisers LLC since 2003. Associated with Sun Life Financial since 2001.	N/A	N/A
Richard R. Gable 2 One Sun Life Executive Park Wellesley Hills, MA 02481 Born: 1970 Vice President	Since February, 2005; Serves at the discretion of the Trustees.	Managing Director, Sun Capital Advisers LLC since 2006. Associated with Sun Life Financial since 1998.	N/A	N/A
Diana R. Gonzalez 2 One Sun Life Executive Park Wellesley Hills, MA 02481 Born: 1978 Assistant Secretary	Since May, 2008; Serves at the discretion of the Trustees.	Counsel, Sun Capital Advisers LLC since 2008. Senior Compliance Manager, Bank of America, 2006 – 2008. Senior Proxy Analyst, Fidelity Management & Research, Co., 2004 – 2006.	N/A	N/A
Lena Metelitsa 2 One Sun Life Executive Park Wellesley Hills, MA 02481 Born: 1967 Assistant Treasurer	Since August, 2008; Serves at the discretion of the Trustees.
Senior Director, Sun Capital Advisers LLC since 2008. Associated with Sun Life Financial since 2005. Director in Alternative Investments Administration Group at Investors Bank and Trust Company, 2003-2005.
			N/A	N/A
Evan S. Moskovit 2 One Sun Life Executive Park Wellesley Hills, MA 02481 Born: 1965 Vice President	Since August, 2002; Serves at the discretion of the Trustees.	Senior Managing Director, Sun Capital Advisers LLC since 2002. Associated with Sun Life Financial since 1989.	N/A	N/A

Name, Address, Age and Position(s) with the Trust	Term of Office and Length of Time Served	Principal occupation(s) during past 5 years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee
Maura A. Murphy, Esq. 2 One Sun Life Executive Park Wellesley Hills, MA 02481 Born: 1960 Chief Legal Officer, Secretary and Chief Compliance Officer (“CCO”)	Since October, 1998 (CCO Since December, 2009); Serves at the discretion of the Trustees.
Managing Director and General Counsel, since 2000, and Secretary since 1998, Sun Capital Advisers LLC. Assistant Vice President and Senior Counsel, Sun Life Assurance Company of Canada (U.S.). Associated with Sun Life Financial since 1998.
			N/A	N/A
Thomas V. Pedulla 2 One Sun Life Executive Park Wellesley Hills, MA 02481 Born: 1966 Vice President	Since February, 2003; Serves at the discretion of the Trustees.	Senior Managing Director, Sun Capital Advisers LLC since 2000. Associated with Sun Life Financial since 1991.	N/A	N/A
Leo D. Saraceno 2 One Sun Life Executive Park Wellesley Hills, MA 02481 Born: 1962 Vice President	Since November, 2001; Serves at the discretion of the Trustees.	Senior Managing Director, Sun Capital Advisers LLC since 2001. Associated with Sun Life Financial since 1986.	N/A	N/A
Michael A. Savage 2 One Sun Life Executive Park Wellesley Hills, MA 02481 Born: 1964 Vice President	Since August 2002; Serves at the discretion of the Trustees.	Managing Director, Sun Capital Advisers LLC since 2003. Associated with Sun Life Financial since 1993.	N/A	N/A
Susan J. Walsh 2 One Sun Life Executive Park Wellesley Hills, MA 02481 Born: 1957 Assistant Treasurer	Since August 2000; Serves at the discretion of the Trustees.	Director since 2007, and Assistant Treasurer since 2000, Sun Capital Advisers LLC. Associated with Sun Life Financial since 1998.	N/A	N/A

Name, Address, Age and Position(s) with the Trust	Term of Office and Length of Time Served	Principal occupation(s) during past 5 years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee
Bonnie L. Ward 2 One Sun Life Executive Park Wellesley Hills, MA 02481 Born: 1950 Vice President	Since May 2006; Serves at the discretion of the Trustees.	Director, Sun Capital Advisers LLC since 2004. Associated with Sun Life Financial since 1973.	N/A	N/A
Steven P. Wyman 2 One Sun Life Executive Park Wellesley Hills, MA 02481 Born: 1961 Vice President	Since August 2002; Serves at the discretion of the Trustees.	Senior Managing Director, Sun Capital Advisers LLC since 2002. Associated with Sun Life Financial since 1997.	N/A	N/A
1
A trustee serves until his successor is elected or the Trust terminates; except that: (a) any trustee may resign by delivering to the other trustees or to any Trust officer a written resignation, (b) any trustee may be removed with or without cause by a written instrument signed by at least a majority of the then trustees, specifying the effective date of removal, (c) any trustee who requests to be retired, or who is declared bankrupt or has become physically or mentally incapacitated or is otherwise unable to serve, may be retired by a written instrument signed by a majority of the other trustees, specifying the effective date of retirement, (d) the mandatory retirement age for any trustee that is not an interested person of the Trust is 72 years of age and the effective date of such mandatory retirement is December 31 of the calendar year during which such trustee turned 72 years of age, and (e) any trustee may be removed by at least a two-thirds vote of the outstanding shares of shareholders at any meeting of the shareholders.

2	An interested person of the funds for purposes of Section 2(a)(19) of the 1940 Act as a result of such person’s employment with the adviser or its affiliates.

None of the Trust’s trustees or officers has any arrangement with any other person pursuant to which he or she was selected as trustee or officer.

Board Leadership Structure.  The Board is responsible for the general oversight of the funds’ affairs and for assuring that each fund is managed in the best interests of the contract holders who allocate contract values to the funds.  The trustees regularly review each fund’s investment performance as well as the quality of other services provided to each fund by Sun Capital Advisers LLC (“Sun Capital”) and its affiliates.  At least annually, the trustees review and evaluate the fees and operating expenses paid by each fund for these services.  In carrying out these responsibilities, the trustees are assisted by the Trust’s independent registered public accountants, independent counsel and other experts as appropriate, selected by and responsible to the trustees.

Currently, three of the Trust’s four trustees are “independent trustees”, meaning that they are not considered “interested persons” of the funds or their investment advisers.  The independent trustees must vote separately to approve all financial arrangements and other agreements with Sun Capital and other affiliated parties.  The independent trustees meet regularly as a group in executive session without representatives of Sun Capital present.  William N. Searcy, Jr., an independent trustee, currently serves as Chairman of the Board and presides over meetings of the Board.

The Board has established an Audit Committee. The members of the Audit Committee are Michael P. Castellano (Chair), Dawn-Marie Driscoll and William N. Searcy, Jr., all of whom are independent trustees.  The Audit Committee reviews the funds’ financial and accounting controls and procedures, recommends the selection of the funds’ independent registered public accounting firm, reviews the scope of the funds’ audit, reviews the funds’ financial statements and audit reports, reviews the independence of the funds’ independent registered public accounting firm and approves fees relating to both audit and non-audit activities of the independent registered public accounting firm.  The Audit Committee held three meetings in the fiscal year ended December 31, 2009.

The Board has also established a Valuation Committee consisting of five members, including the three independent trustees.  The Valuation Committee members are James F. Alban, John T. Donnelly, Michael P. Castellano, Dawn-Marie Driscoll, and William N. Searcy, Jr.  The Valuation Committee recommends valuation procedures to the full Board, and determines the value of securities held by the funds in certain cases where market quotations are not readily available or are considered unreliable.  Pursuant to Valuation Procedures adopted by the Board, the trustees have delegated general responsibility for day-to-day valuation functions to an Internal Pricing Committee, which must refer certain matters and provide certain reports to the Valuation Committee.   The Valuation Committee did not hold any meetings in the fiscal year ended December 31, 2009.

The Board has also established a Dividend Committee.  The members of the Dividend Committee are James F. Alban, John T. Donnelly, Lena Metelitsa and Susan J. Walsh.  The Dividend Committee declares dividends necessary to meet federal income and excise tax requirements. The Dividend Committee held one meeting during the fiscal year ended December 31, 2009.

The Board has also established a Nominating and Governance Committee.  The members of the Nominating and Governance Committee are Dawn-Marie Driscoll (Chair), Michael P. Castellano and William N. Searcy, Jr., all of whom are independent trustees.  The Nominating and Governance Committee reviews the qualifications of candidates to serve as independent trustees and makes related recommendations to the Board.  The Committee also reviews and makes recommendations to the Board regarding fund governance-related matters, including board compensation practices, retirement policies, self-evaluations, possible conflicts of interest involving trustees, and committee structure and assignments.  The Committee also reviews matters related to the engagement of counsel for the Trust and the independent trustees.

The Nominating and Governance Committee will consider independent trustee candidates recommended by variable annuity or variable life insurance contract owners.  The Nominating and Governance Committee may take into account a wide variety of factors in considering Trustee candidates. All recommendations should be submitted in writing to the Secretary of the Trust.

Any submission by contract holders should include at a minimum the following information as to each individual proposed for election or re-election as an independent trustee: the name, age, business address, residence address and principal occupation or employment of such individual, and all other information relating to such individual that is required to be disclosed in solicitation of proxies for the election of trustees and other information as required by the Nominating and Governance Committee.  Any such submission must also be submitted by such date and contain such other information as may be specified in the Trust’s By-laws. The Nominating and Governance Committee held two meetings in the fiscal year ended December 31, 2009.

Each committee may utilize the resources of the Trust’s counsel and auditors as well as other experts.  The committees meet as often as necessary, either in conjunction with regular meetings of the trustees or otherwise.  The membership and chair of each committee are appointed by the Board upon recommendation of the Nominating and Governance Committee.

Risk Oversight.  The Trust has retained Sun Capital as each fund’s investment adviser, and State Street Bank and Trust Company (“State Street”) as each fund’s administrator.  Sun Capital is responsible for the day-to-day management of the investment activities of certain funds and has delegated management of these activities with respect to certain other funds to a subadviser.  Sun Capital and the subadviser, as applicable, are primarily responsible for the management of the risks that arise from the relevant fund’s investments.  Sun Capital is responsible for overseeing the services provided by its personnel and by each subadviser, as applicable, including risk management.  Sun Capital is also responsible for overseeing the provision of services by State Street and the Trust’s other service providers, and the Board approves their respective contracts annually.

While risk management is primarily the responsibility of management, as well as certain of the Trust’s service providers, including subadvisers, the Board provides oversight of the services provided by Sun Capital, including risk management and oversight of the services provided by these parties.  In the course of providing that oversight, the Board receives a wide range of reports from Sun Capital, State Street and the subadvisers, including reports regarding each fund’s investment portfolio, the fund’s compliance with applicable laws, and the fund’s financial accounting and reporting.  The Board also meets periodically with the portfolio managers of each fund to receive reports regarding the management of the fund, including its investment risks. The Board also meets regularly with the Trust’s Chief Compliance Officer (including meetings in executive session) to receive reports regarding the compliance of each fund with the federal securities laws and the fund’s internal compliance policies and procedures.

The Board believes that its leadership structure is appropriate given the roles played by management and the committees of the Board in overseeing the operations of the Trust.  The Board believes that this committee structure allows the Board to focus effectively on the oversight of risk as part of its broader oversight of the funds' affairs.  The Board's committee structure allows separate committees to focus on different aspects of these risks and their potential impact on some or all of the funds and to discuss with the funds’ investment manager and administrator how it monitors and controls such risks.

 Trustee Qualifications.  The following provides an overview of the considerations that led the Board to conclude that each individual serving as a trustee of the Trust should so serve.  The current members of the Board have joined the Board at different points in time since 1998.  Generally, no one factor was decisive in the original selection of an individual to join the Board.  Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (i) the individual’s business and professional experience and accomplishments; (ii) the individual’s ability to attend and actively participate in meetings, and to work effectively with the other members of the Board; and (iii) how the individual’s skills, experiences and attributes would contribute to an appropriate mix of relevant skills and experience on the Board.

In respect of each current trustee, the individual’s substantial professional accomplishments and prior experience, including, in some cases, in fields related to the operations of the funds, were a significant factor in the determination that the individual should serve as a trustee of the Trust.  Each trustee’s recent prior professional experience is summarized in the table above.

In certain cases, additional considerations contributed to the Board’s conclusion that an individual should serve on the Board.  For example, the Board also considered, among other factors, the particular attributes described below with respect to the various individual trustees:

Michael Castellano – Mr. Castellano’s professional training and experience as Corporate Controller of two major financial services companies, his related accounting and financial expertise, and his experience as a director on other corporate boards.

John Donnelley – Mr. Donnelley’s experience as a senior executive in various parts of Sun Life Financial, including his current service as President, Chief Investment Officer and Manager of Sun Capital Advisers LLC.

Dawn-Marie Driscoll -- Ms. Driscoll’s professional training and experience as an attorney, her expertise as a consultant, professor and author on the subject of business ethics, her service as a member of the executive committee of the Independent Directors Council of the Investment Company Institute and her experience as a director of another substantial mutual fund complex.

William N. Searcy, Jr. -- Mr. Searcy’s experience as an investment officer for various major public company retirement plans, which included evaluation of unaffiliated investment advisers and supervision of various administrative and accounting functions, and his experience as a director of another substantial mutual fund complex.

Set forth in the table below is the dollar range of equity securities held in the funds and the aggregate dollar range of securities in the fund complex beneficially owned by each trustee as of December 31, 2009.

Name of Trustee	Name of Fund	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Michael P. Castellano	N/A	None	None
Dawn-Marie Driscoll	N/A	None	None
William N. Searcy, Jr.	N/A	None	None
James M.A. Anderson*	N/A	None	None
John T. Donnelly**	N/A	None	None

*	Retired as Trustee effective May 2009. An interested person of the funds for purposes of Section 2(a)(19) of the 1940 Act.
**	Elected as Trustee effective May 2009. An interested person of the funds for purposes of Section 2(a)(19) of the 1940 Act.

The funds sell their shares to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts. As a result, it should be noted that shares of the funds cannot be purchased directly by individual investors, including the trustees. Shares of the funds are offered exclusively through variable contracts and to other funds. As of December 31, 2009, the trustees and officers of the Trust as a group owned none of the outstanding shares of beneficial interest in any of the funds constituting series of the Trust as of such date.

Trustee Compensation. The Trust pays the trustees who are not interested persons of the Trust or the adviser for their service as trustees. Effective January 1, 2009, the trustees who are not affiliated as an officer or employee of the adviser or any of its affiliates each receive from the Trust a base annual compensation of $67,000, with an additional 25% of base compensation being paid to the Independent Chairman of the Board (Mr. Searcy), an additional 15% of base compensation being paid to the Chairman of the Audit Committee (Mr. Castellano), and an additional 10% of base compensation being paid to the Chairman of the Nominating and Governance Committee (Ms. Driscoll).  The unaffiliated trustees also each receive a $1,500 fee per meeting for certain telephonic trustee meetings attended. The following table sets forth the total fees which were paid to the trustees by the Trust as of the funds’ fiscal year ended December 31, 2009. The trustees who are officers or employees of the adviser or its affiliates in the Sun Life Financial group of companies are not paid by the Trust for their service as trustees.

Name of Independent Trustee	Aggregate Compensation Received From the Funds1	Pension or Retirement Benefits Accrued (As Part of Funds’ Expenses)	Estimated Annual Benefits Upon Retirement	Total Compensation from the Funds and Fund Complex1
Michael P. Castellano	$ 77,050	$ 0	$ 0	$ 77,050
Dawn-Marie Driscoll	$ 73,700	$ 0	$ 0	$ 73,700
William N. Searcy, Jr. 2	$ 83,750	$ 0	$ 0	$ 83,750

1 As of the date of this SAI, there are 20 funds in the fund complex.

2   Mr. Searcy’s aggregate compensation received from the funds for the fiscal year ended December 31, 2009 includes $20,938 earned in fiscal 2009, but for which he elected to defer payment until January 1, 2010.

Material Relationships of the Independent Trustees. For purposes of the statements below: the immediate family members of any person are their spouse, children in the person’s household (including step and adoptive children) and any dependent of the person; an entity in a control relationship means any person who controls, is controlled by or is under common control with the named person; a related fund is a registered investment company or an entity exempt from the definition of an investment company pursuant to Sections 3(c)(1) or 3(c)(7) of the 1940 Act, in each case for which the adviser, any subadviser or any of their affiliates acts as investment adviser. For example, the related funds include all of the funds of the Trust.

As of December 31, 2009, none of the independent trustees, nor any of the members of their immediate families, owned beneficially or of record any securities issued by the adviser, any subadviser or any other entity in a control relationship to the adviser or any subadviser. During the calendar years of 2008 and 2009, none of the independent trustees, nor any member of their immediate families, had any direct or indirect interest (the value of which exceeds $120,000), whether by contract, arrangement or otherwise, in the adviser or any subadviser or any other entity in a control relationship to the adviser or any subadviser. During the calendar years 2008 and 2009, none of the independent trustees, nor any member of their immediate families, had an interest in a transaction or a series of transactions in which the aggregate amount involved exceeded $120,000 and to which any of the following were a party (each, a “fund-related party”): (i) the funds, (ii) an officer of any of the funds, (iii) a related fund, (iv) an officer of any related fund, (v) the adviser or any subadviser; (vi) any affiliate of the adviser or any subadviser; or (vii) an officer of any such affiliate.

During the calendar years 2008 and 2009, none of the independent trustees, nor any members of their immediate families, had any relationship (the value of which exceeds $120,000) with any fund-related party, including, but not limited to, relationships arising out of: (i) the payments for property and services, (ii) the provisions of legal services, (iii) the provision of investment banking services (other than as a member of the underwriting syndicate), or (iv) the provision of consulting services.

During the calendar years 2008 and 2009, none of the independent trustees, nor any member of their immediate families, had any position, including as an officer, employee, director or partner, with any of: (i) the Trust, (ii) an officer of the Trust, (iii) a related fund, (iv) an officer of any related fund, (v) Sun Capital, or (vi) any other entity in a control relationship to the Trust.

The Investment Adviser. Sun Capital Advisers LLC, the funds’ investment adviser, is located at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. The adviser is an indirect wholly-owned subsidiary of Sun Life Financial, Inc. (“Sun Life Financial”), located at 150 King Street, West, Toronto, Ontario, M5H 1J9. Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), with common shares listed on the Toronto, New York, and Philippine stock exchanges. Sun Life Financial and its affiliates currently transact business in Canada, the United States, the United Kingdom, and the Asia Pacific Region.

The adviser is a Delaware limited liability company and a registered investment adviser.

Terms of the Investment Advisory Agreements and the Investment Advisory and Management Agreements.

Each fund has entered into either an investment advisory agreement or an investment advisory and management agreement with the adviser which was approved by the fund’s trustees. Under the terms of each agreement, the adviser furnishes an investment program for the fund and determines, subject to the overall supervision and review of the trustees, which investments should be purchased, held, sold or exchanged and provides supervision over all aspects of the fund’s operations, except those which are delegated to a custodian, transfer agent or other agent. For 17 of the funds, the adviser has engaged a subadviser to perform its investment management duties.  The adviser has entered into agreements with Sun Life Financial (U.S.) Services Company, Inc. and Sun Life Assurance Company of Canada (U.S.) to utilize the resources and personnel of those companies.

The Investment Advisory Agreements.

Those funds which have entered into an investment advisory agreement are Ibbotson Balanced Fund, Ibbotson Growth Fund, Ibbotson Moderate Fund, AllianceBernstein International Value Fund, Columbia Small Cap Value Fund, Davis Venture Value Fund, Invesco Small Cap Growth Fund, Oppenheimer Large Cap Core Fund, Oppenheimer Main Street Small Cap Fund, WMC Blue Chip Mid Cap Fund, WMC Large Cap Growth Fund, Investment Grade Bond Fund, Money Market Fund and Global Real Estate Fund.

With respect to these funds, each fund bears the cost of its operations not expressly assumed by the adviser or another service provider. These costs may include, but are not limited to: (i) charges and expenses for fund accounting, pricing and appraisal services and related overhead, including, to the extent such services are performed by personnel of the adviser or its affiliates, office space and facilities and personnel compensation, training and benefits; (ii) charges and expenses of auditors; (iii) charges and expenses of any custodian, administrator, transfer agent, plan agent, dividend disbursing agent and registrar appointed by the Trust; (iv) issue and transfer taxes chargeable to the Trust in connection with securities transactions to which the Trust is a party; (v) insurance premiums, interest charges, dues and fees for membership in trade associations and all taxes and corporate fees payable by the Trust to federal, state or other governmental agencies; (vi) fees and expenses involved in registering and maintaining registrations of the Trust and/or its shares with the Commission, state securities agencies and foreign jurisdictions, including the preparation of prospectuses and statements of additional information for filing with such regulatory agencies; (vii) all expenses of shareholders’ and trustees’ meetings and of preparing, printing and distributing prospectuses, notices, proxy statements and all reports to shareholders and to governmental agencies; (viii) charges and expenses of legal counsel to the Trust and the trustees; (ix) if applicable, any distribution fees paid by the Trust in accordance with Rule 12b-1 promulgated by the Commission pursuant to the 1940 Act; (x) compensation of those trustees of the Trust who are not affiliated with or interested persons of the adviser or the Trust (other than as trustees); (xi) the cost of preparing and printing share certificates; and (xii) interest on borrowed money, if any.

Each of these funds pays a fee monthly to the adviser for its advisory services equal on an annual basis to a stated percentage of its average daily net assets as follows:

Fund	Daily Net Assets	Fee
SC Ibbotson Balanced Fund	All	0.125%
SC Ibbotson Growth Fund	All	0.125%
SC Ibbotson Moderate Fund	All	0.125%
SC AllianceBernstein International Value Fund	All	0.63%
SC Columbia Small Cap Value Fund	$0 to $250 million Over $250 million	0.90% 0.85%
SC Davis Venture Value Fund	$0 to $500 million above $500 million	0.75% 0.70%
SC Invesco Small Cap Growth Fund	$0 to $250 million Over $250 million	0.95% 0.90%
SC Oppenheimer Large Cap Core Fund	All	0.70%
SC Oppenheimer Main Street Small Cap Fund	$0 to $400 million above $400 million to $800 million above $800 million	0.80% 0.75% 0.70%
SC WMC Blue Chip Mid Cap Fund	$0 to $300 million above $300 million	0.80% 0.75%
SC WMC Large Cap Growth Fund	$0 to $750 million above $750 million	0.75% 0.70%
Sun Capital Investment Grade Bond Fund	All	0.60%
Sun Capital Money Market Fund	All	0.50%
Sun Capital Global Real Estate Fund	All	0.95%

The following table shows the total advisory fee each fund paid to the adviser for the past three fiscal years.

Fund	Fiscal Year Ended December 31,
	2009	2008	2007
SC Ibbotson Balanced Fund*	$ 155,024	$ 0	N/A
SC Ibbotson Growth Fund*	$ 89,973	$ 0	N/A
SC Ibbotson Moderate Fund*	$ 75,151	$ 0	N/A
SC AllianceBernstein International Value Fund*	$ 0	$ 0	N/A
SC Columbia Small Cap Value Fund*	$ 141,056	$ 0	N/A
SC Davis Venture Value Fund	$ 1,664,228	$ 495,898	$ 387,350
SC Invesco Small Cap Growth Fund*	$ 0	$ 0	N/A
SC Oppenheimer Large Cap Core Fund	$ 197,445	$ 0	$ 0
SC Oppenheimer Main Street Small Cap Fund	$ 966,939	$ 869,866	$ 531,466
SC WMC Blue Chip Mid Cap Fund	$ 642,396	$ 482,697	$ 623,198
SC WMC Large Cap Growth Fund	$ 486,176	$ 265,190	$ 328,493
Sun Capital Investment Grade Bond Fund	$ 604,336	$ 180,858	$ 216,529
Sun Capital Money Market Fund	$ 0	$ 281,646	$ 316,925
Sun Capital Global Real Estate Fund	$ 1,642,713	$ 1,818,407	$ 2,164,963

*	The fund commenced operations on October 1, 2008.

The Investment Advisory and Management Agreements.

Those funds which have entered into an investment advisory and management agreement are Goldman Sachs Mid Cap Value Fund, Lord Abbett Growth & Income Fund, BlackRock Inflation Protected Bond Fund, Goldman Sachs Short Duration Fund, PIMCO High Yield Fund and PIMCO Total Return Fund.

With respect to these funds, in addition to providing advisory services, the adviser is responsible for arranging all the services necessary for the funds’ ordinary operations. The adviser acts as a liaison among the various service providers to the funds and the insurance company or companies to which the funds offer their shares, and provides supervision over all aspects of the fund’s operations, except those which are delegated to a custodian, transfer agent or other agent.

For its advisory and management services to these funds, the adviser is paid a single, unified management fee. Out of that fee, the adviser pays for all of the ordinary expenses of managing and operating the fund, which include: (i) the fees, to the extent relating to the fund, for custodial, transfer agency, portfolio accounting, auditing, pricing and appraisal, dividend disbursing and ordinary legal services of external legal counsel to the Trust; (ii) fidelity bond insurance premiums; (iii) premiums for trustees and officers errors and omissions insurance (other than insurance exclusively for trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust), (iv) the compensation (if any) of the trustees and officers who are affiliated with the adviser; (v) industry association dues; (vi) the fund’s share of any commitment fee, facility fee, syndication or origination fee and interest charges for monies borrowed by the Trust on behalf of the fund, in each case, under a credit line maintained by the Trust; (vii) federal and state share registration fees; (viii) the costs of the preparation, printing and mailing of prospectuses and statements of additional information, shareholder reports, proxy statements and information statements except to the extent the responsibility of another party other than the fund, (ix) the cost and expense of shareholder and trustees’ meetings except to the extent the responsibility of another party other than the fund; and (x) all other expenses associated with the ordinary operations of the fund.

Under the investment advisory and management agreements, each fund pays directly: (i) all brokerage commissions and dealer or underwriter spreads payable on portfolio brokerage transactions of the fund, including any portion paid in consideration of “research services” within the meaning of that term under Section 28(e) of the Exchange Act; (ii) fees pursuant to a plan adopted under Rule 12b-1 under the 1940 Act; (iii) fees and expenses which are approved by the board and allocable as “class expenses” (as that term is defined in Rule 18f-3 under the 1940 Act) to: (x) the “Service Class” of shares of the fund (or any class that is a successor thereto); and (y) any class of shares that may be established after the date hereof pursuant to a plan adopted pursuant to Rule 18f-3 under the 1940 Act; (iv) the fees and expenses of trustees who are not “interested persons” of the Trust (including counsel fees and costs); (v) premiums for trustees and officers errors and omissions insurance exclusively for persons who are not “interested persons” of the Trust; (vi) salaries and other compensation of any of the Trust’s officers or employees who are not officers, employees, directors, managers or members of the adviser or any subadviser of the fund, or any affiliate of the adviser or such subadviser; (vii) expenses incurred in securities lending, directed brokerage, brokerage recapture and similar revenue producing activities as approved by the Trust’s board; and (viii) all extraordinary expenses, including interest charges other than those described above in connection with borrowing under a credit line maintained by the Trust; fees paid in lieu of dividends with respect to securities sold short; taxes; costs of litigation, other legal proceedings or claims and other extraordinary legal expenses or expenses for special consulting, expert or similar services in connection therewith; and the amount of any indemnities paid by the fund.

Under the investment advisory and management agreements, each fund pays a unified management fee to the adviser on a monthly basis for its advisory and management services. Each fee is calculated based on a stated percentage of the fund’s average daily net assets, as follows:

Fund	Daily Net Assets	Fee
SC Goldman Sachs Mid Cap Value Fund	All	1.05%
SC Lord Abbett Growth & Income Fund	All	0.87%
SC BlackRock Inflation Protected Bond Fund	All	0.65%
SC Goldman Sachs Short Duration Fund	All	0.64%
SC PIMCO High Yield Fund	All	0.74%
SC PIMCO Total Return Fund	All	0.65%

The following table shows the unified management fee each fund paid to the adviser for the past three fiscal years.

	Fiscal Year Ended December 31,
Fund	2009	2008	2007
SC Goldman Sachs Mid Cap Value Fund*	$1,404,247	$48,855	N/A
SC Lord Abbett Growth & Income Fund*	$3,527,682	$21,506	N/A
SC BlackRock Inflation Protected Bond Fund**	$581,122	$9,636	N/A
SC Goldman Sachs Short Duration Fund*	$4,623,496	$313,313	N/A
SC PIMCO High Yield Fund*	$624,002	$42,512	N/A
SC PIMCO Total Return Fund**	$1,201,486	$20,471	N/A

*	The fund commenced operations on March 7, 2008.
**	The fund commenced operations on October 1, 2008.

The Expense Limitations on the Investment Advisory Agreements and Investment Advisory and Management Agreements.

From time to time, the adviser may reduce its fee or make other arrangements to limit a fund’s expenses to a specified percentage of average daily net assets. The adviser has contractually agreed not to impose all or a portion of its advisory fees and to reimburse each fund’s ordinary non-management expenses and, if necessary under an investment advisory and management agreement, to limit other ordinary operating expenses to the amounts shown in the table below. The adviser has contractually agreed to maintain the expense limits until at least April 30, 2011.  In the case of AllianceBernstein International Value Fund, BlackRock Inflation Protected Bond Fund, and PIMCO Total Return Fund, the adviser has agreed to maintain the expense limitation until at least the later of April 30, 2011 or two years from the date assets are transferred into the fund in accordance with an order issued by the Securities and Exchange Commission (the “SEC”). To the extent that a fund’s total expense ratio falls below its expense limit, the adviser reserves the right to be reimbursed for management fees waived, and fund expenses paid by it under an investment advisory and management agreement, during the prior two fiscal years.

Fund	Contractual Expense Limitation
	Initial Class	Service Class
SC Ibbotson Balanced Fund	0.20%	0.45%
SC Ibbotson Growth Fund	0.20%	0.45%
SC Ibbotson Moderate Fund	0.20%	0.45%
SC AllianceBernstein International Value Fund	0.75%	1.00%
SC Columbia Small Cap Value Fund	1.15%	1.40%
SC Davis Venture Value Fund	0.90%	1.15%
SC Goldman Sachs Mid Cap Value Fund	1.07%	1.32%
SC Invesco Small Cap Growth Fund	1.15%	1.40%
SC Lord Abbett Growth & Income Fund	0.87%	1.12%
SC Oppenheimer Large Cap Core Fund	0.90%	1.15%
SC Oppenheimer Main Street Small Cap Fund	1.00%	1.25%
SC WMC Blue Chip Mid Cap Fund	1.00%	1.25%
SC WMC Large Cap Growth Fund	0.81%	1.06%
Sun Capital Investment Grade Bond Fund	0.75%	1.00%
Sun Capital Money Market Fund	0.50%	0.75%
SC BlackRock Inflation Protected Bond Fund	0.65%	0.90%
SC Goldman Sachs Short Duration Fund	0.65%	0.90%
SC PIMCO High Yield Fund	0.75%	1.00%
SC PIMCO Total Return Fund	0.65%	0.90%
Sun Capital Global Real Estate Fund	1.10%	1.35%

For the periods ended December 31, 2009, 2008 and 2007, the advisory fees due to the adviser that were waived by the adviser are shown in the following table:

Fund	Fiscal Year Ended December 31,
	2009	2008	2007
SC Ibbotson Balanced Fund*	$ 155,024	$ 0	N/A
SC Ibbotson Growth Fund*	$ 89,973	$ 0	N/A
SC Ibbotson Moderate Fund*	$ 75,151	$ 0	N/A
SC AllianceBernstein International Value Fund*	$ 0	$ 0	N/A
SC Columbia Small Cap Value Fund*	$ 141,056	$ 0	N/A
SC Davis Venture Value Fund	$ 1,664,228	$ 495,898	$ 387,350
SC Invesco Small Cap Growth Fund*	$ 0	$ 0	N/A
SC Oppenheimer Large Cap Core Fund	$ 197,445	$ 0	$ 0
SC Oppenheimer Main Street Small Cap Fund	$ 966,939	$ 869,866	$ 531,466
SC WMC Blue Chip Mid Cap Fund	$ 642,396	$ 482,697	$ 623,198
SC WMC Large Cap Growth Fund	$ 486,176	$ 265,190	$ 328,493
Sun Capital Investment Grade Bond Fund	$ 604,336	$ 180,858	$ 216,529
Sun Capital Money Market Fund	$ 0	$ 281,646	$ 316,925
Sun Capital Global Real Estate Fund	$ 1,642,713	$ 1,818,407	$ 2,164,963

*	The fund commenced operations on October 1, 2008.

Absent these fee waivers, the advisory fees for the past three fiscal years would have been as shown in the following table:

Fund	Fiscal Year Ended December 31,
	2009	2008	2007
SC Ibbotson Balanced Fund*	$ 331,013	$ 3,726	N/A
SC Ibbotson Growth Fund*	$ 255,588	$ 3,891	N/A
SC Ibbotson Moderate Fund*	$ 232,076	$ 3,691	N/A
SC AllianceBernstein International Value Fund*	$ 213,530	$ 10,404	N/A
SC Columbia Small Cap Value Fund*	$ 256,185	$ 7,945	N/A
SC Davis Venture Value Fund	$ 1,733,945	$ 683,937	$ 535,101
SC Invesco Small Cap Growth Fund*	$ 144,796	$ 6,942	N/A
SC Oppenheimer Large Cap Core Fund	$ 298,792	$ 79,514	$ 94,694
SC Oppenheimer Main Street Small Cap Fund	$ 1,300,744	$ 1,392,137	$ 993,571
SC WMC Blue Chip Mid Cap Fund	$ 734,275	$ 656,698	$ 753,017
SC WMC Large Cap Growth Fund	$ 717,672	$ 513,309	$ 554,622
Sun Capital Investment Grade Bond Fund	$ 719,284	$ 372,841	$ 369,502
Sun Capital Money Market Fund	$ 1,105,945	$ 764,346	$ 646,704
Sun Capital Global Real Estate Fund	$ 1,783,496	$ 2,111,410	$2,376,753

*	The fund commenced operations on October 1, 2008.

For the periods ended December 31, 2009, 2008 and 2007, the unified management fees due to the adviser that were waived by the adviser are shown in the following table:

Fund	Fiscal Year Ended December 31,
	2009	2008	2007
SC Goldman Sachs Mid Cap Value Fund*	$ 0	$ 249	N/A
SC Lord Abbett Growth & Income Fund*	$ 44,223	$ 640	N/A
SC BlackRock Inflation Protected Bond Fund**	$ 9,133	$ 405	N/A
SC Goldman Sachs Short Duration Fund*	$ 15,758	$ 13,248	N/A
SC PIMCO High Yield Fund*	$ 1,464	$ 1,567	N/A
SC PIMCO Total Return Fund**	$ 18,941	$ 947	N/A

*	The fund commenced operations on March 7, 2008.
** The fund commenced operations on October 1, 2008.

Absent these fee waivers, the unified fees for the past three fiscal years would have been as shown in the following table:

Fund	Fiscal Year Ended December 31,
	2009	2008	2007
SC Goldman Sachs Mid Cap Value Fund*	$ 1,404,247	$ 49,104	N/A
SC Lord Abbett Growth & Income Fund*	$ 3,571,905	$ 22,146	N/A
SC BlackRock Inflation Protected Bond Fund**	$ 590,255	$ 10,041	N/A
SC Goldman Sachs Short Duration Fund*	$ 4,639,254	$ 326,561	N/A
SC PIMCO High Yield Fund*	$ 625,466	$ 44,079	N/A
SC PIMCO Total Return Fund**	$ 1,220,427	$ 21,418	N/A

*	The fund commenced operations on March 7, 2008.
** The fund commenced operations on October 1, 2008.

Pursuant to the investment advisory and investment advisory and management agreements, the adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the funds in connection with the matters to which its respective contract relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the adviser in the performance of its duties or from its reckless disregard of the obligations and duties under the applicable agreement.

Under each investment advisory and each investment advisory and management agreement, each fund may use the name “Sun Capital” or any name derived from or similar to this name only for as long as the investment advisory or investment advisory and management agreement or any extension, renewal or amendment of the agreement remains in effect. If a fund’s investment advisory or investment advisory and management agreement is no longer in effect, the fund will cease to use such name or any other name indicating that it is advised by or otherwise connected with the adviser. In addition, the adviser may grant the non-exclusive right to use the name “Sun Capital” or any similar name to any other corporation or entity, including but not limited to any investment company of which any Sun Life Financial subsidiary, any affiliate of the company or any successor to the business of the company is the investment adviser.

After an initial two-year period, each investment advisory and each investment advisory and management agreement will continue in effect from year to year for each fund if approved by either the vote of the fund’s shareholders (if a shareholder vote is required) or the trustees, including a vote of a majority of the trustees who are not parties to the agreement or “interested persons” of any such party, cast at a meeting called for such purposes. Each investment advisory and investment advisory and management agreement may be terminated on 60 days’ written notice by any party or by a vote of a majority of the outstanding voting securities of the affected fund and will terminate automatically if assigned.

The Subadvisers. The Trust and the adviser have engaged the services of subadvisers to assist with the portfolio management of 17 of the funds.  The subadvisers and the funds for which they serve as subadviser are described below.  Each subadviser discharges its responsibilities to the applicable fund subject to the policies of the board of trustees and the oversight and supervision of the adviser. Additional information about each subadviser is set forth in the prospectus.

AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, NY 10105, serves as subadviser to SC AllianceBernstein International Value Fund. AllianceBernstein is a leading international investment adviser with assets under management, as of December 31, 2009, totaling approximately $496 billion (of which approximately $132 billion represented assets of investment companies).

BlackRock Financial Management, Inc. (“BlackRock”), 40 E. 52nd Street, New York, NY 10022, serves as subadviser to SC BlackRock Inflation Protected Bond Fund. BlackRock is an affiliate of BlackRock Advisors, LLC, a wholly owned subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with approximately $3.35 trillion of assets under management as of December 31, 2009. BlackRock, Inc. is an affiliate of PNC Financial Service Group, Inc. BlackRock has been an investment adviser since 1994.

 Columbia Management Investment Advisers, LLC (“CMIA”), 50605 Ameriprise Financial Center, Minneapolis, MN 55474, serves as subadviser to SC Columbia Small Cap Value Fund. CMIA is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. CMIA offers a full spectrum of investment products to domestic and international retail, business, and institutional investors. As of December 31, 2009, CMIA had approximately $148.9 billion in assets under management and managed 136 registered funds.

Davis Selected Advisers, L.P. (“Davis Advisors”), 2949 East Elvira Road, Suite 101, Tucson, Arizona 85756, serves as subadviser to SC Davis Venture Value Fund. Davis Advisors is a professional investment management firm which provides investment services to mutual funds, employee benefit plans and other institutions and individuals. Davis Advisors is a limited partnership and Davis Investments, LLC, is its sole general partner. Christopher Davis is the sole member of the general partner. As of December 31, 2009, Davis Advisors had discretionary investment authority with respect to approximately $73 billion in client assets.

Goldman Sachs Asset Management, L.P. (“GSAM”), 200 West Street, New York, New York 10282-2198, serves as subadviser to SC Goldman Sachs Mid Cap Value Fund and SC Goldman Sachs Short Duration Fund. GSAM has been a registered investment adviser with the SEC since 1990 and is an affiliate of Goldman, Sachs & Co. As of December 31, 2009, GSAM reported total assets under management of $753.4 billion, which includes seed capital and excludes assets under supervision.

Ibbotson Associates, Inc. (“Ibbotson”), 22 W. Washington Street, Chicago, Illinois 60602, serves as subadviser to SC Ibbotson Moderate Fund, SC Ibbotson Balanced Fund and SC Ibbotson Growth Fund. Ibbotson is a registered investment adviser and wholly owned subsidiary of Morningstar, Inc. As of December 31, 2009, Ibbotson had assets under management of approximately $17.7 billion.

Invesco Advisers, Inc. (“Invesco”), 1555 Peachtree St., NE, Atlanta, Georgia 30309, serves as subadviser to SC Invesco Small Cap Growth Fund. Effective December 31, 2009, Invesco Aim Capital Management, Inc. (“Invesco Aim”), merged into Invesco Institutional (N.A.), Inc. as part of an internal reorganization of the investment adviser subsidiaries of Invesco Ltd.  Invesco Institutional (N.A.), Inc. then changed its name to Invesco Advisers, Inc.  The internal reorganization did not result in a change of actual control or management of the subadviser, and Invesco will provide substantially the same services as was provided by Invesco Aim.

Invesco, as successor in interest to multiple investment advisers, has been an investment adviser since 1976, is an indirect, wholly owned subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis. As of December 31, 2009, Invesco Ltd. had assets under management of approximately $423.1 billion.

Lord, Abbett & Co. LLC (“Lord Abbett”), 90 Hudson Street, Jersey City, New Jersey 07302, serves as subadviser to SC Lord Abbett Growth & Income Fund. Founded in 1929, Lord Abbett is an independent investment management firm with assets under management of approximately $88.8 billion in 53 mutual fund portfolios and other advisory accounts as of December 31, 2009.

OppenheimerFunds, Inc. (“OppenheimerFunds”), Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008, serves as subadviser to SC Oppenheimer Main Street Small Cap Fund and SC Oppenheimer Large Cap Core Fund. OFI Institutional Asset Management, Inc. (“OFI Institutional”), an affiliate of OppenheimerFunds, serves as sub-subadviser to SC Oppenheimer Large Cap Core Fund. OppenheimerFunds has been an investment adviser since 1960. As of December 31, 2009, OppenheimerFunds had assets under management of approximately $160 billion.

OFI Institutional, Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York, 10281-1008, a wholly-owned subsidiary of OppenheimerFunds, serves as sub-subadviser to OppenheimerFunds on behalf of SC Oppenheimer Large Cap Core Fund. OFI Institutional has been an investment adviser since 2001.

Pacific Investment Management Company LLC (“PIMCO”), 840 Newport Center Drive, Newport Beach, California 92660, serves as subadviser to SC PIMCO High Yield Fund and SC PIMCO Total Return Fund. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of December 31, 2009, PIMCO had approximately $1,000.1 billion in assets under management.

Wellington Management Company, LLP (“Wellington Management”), a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109, serves as subadviser to SC WMC Blue Chip Mid Cap Fund and SC WMC Large Cap Growth Fund. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of December 31, 2009, Wellington Management had investment management authority with respect to approximately $537 billion in assets. The firm-wide asset totals do not include agency mortgage-backed security pass-through accounts managed for the Federal Reserve.

Terms of the Subadvisory Agreements.

For each subadvised fund, the subadviser has entered into a subadvisory agreement with the adviser and the Trust on behalf of the fund (each, a “subadvisory agreement,” and collectively, the “subadvisory agreements”). The subadviser is responsible for providing the subadvised fund with advice concerning the investment management of that fund’s portfolio. This advice must be consistent with the investment objectives and policies of the subadvised fund. The subadviser determines what securities shall be purchased, sold or held for the subadvised fund and what portion of the fund’s assets are held uninvested.

The adviser pays each subadviser out of its own resources; none of the subadvised funds has an obligation to pay the subadviser. Each subadviser’s subadvisory fee rate is based on a stated percentage of each subadvised fund’s average daily net assets as follows:

Fund	Daily Net Assets	Fee
SC Ibbotson Balanced Fund	All Assets	0.08%*
SC Ibbotson Growth Fund	All Assets	0.08%*
SC Ibbotson Moderate Fund	All Assets	0.08%*
SC AllianceBernstein International Value Fund	$0 to $1 billion Over $1 billion	0.35% 0.325%
SC Columbia Small Cap Value Fund	$0 to $100 million Over $100 million to $200 million Over $200 million	0.55% 0.50% 0.45%
SC Davis Venture Value Fund	$0 to $100 million Over $100 million to $500 million Over $500 million	0.45% 0.40% 0.35%
SC Goldman Sachs Mid Cap Value Fund	All Assets	0.40%
SC Invesco Small Cap Growth Fund	$0 to $250 million Over $250 million	0.60% 0.55%
SC Lord Abbett Growth & Income Fund	$0 to $200 million Over $200 million to $400 million Over $400 million	0.35% 0.27% 0.25%
SC Oppenheimer Large Cap Core Fund	$0 to $250 million Over $250 million to $500 million Over $500 million	0.25% 0.20% 0.15%
SC Oppenheimer Main Street Small Cap Fund	All assets	0.40%
SC WMC Blue Chip Mid Cap Fund	$0 to $50 million Over $50 million to $200 million Over $200 million to $500 million Over $500 million	0.55% 0.45% 0.40% 0.35%
SC WMC Large Cap Growth Fund	$0 to $100 million Over $100 million to $750 million Over $750 million	0.45% 0.40% 0.35%
SC BlackRock Inflation Protected Bond Fund	$0 to $100 million Over $100 million to $300 million Over $300 million to $500 million Over $500 million	0.15% 0.10% 0.08% 0.05%
SC Goldman Sachs Short Duration Fund	$0 to $250 million Over $250 million to $500 million Over $500 million	0.18% 0.16% 0.14%
SC PIMCO High Yield Fund	All Assets	0.25%
SC PIMCO Total Return Fund	All Assets	0.25%

*
Subject to a minimum annual fee of $100,000 for the first year of the fund’s operations, and thereafter to a $300,000 minimum annual fee, in the aggregate for all funds subadvised by Ibbotson (pro rated for periods of less than a year that commence after the funds’ first full year).  The funds will have no obligation to pay Ibbotson any portion of that balance.

The following table shows the total subadvisory fees paid by the adviser on behalf of each fund to its subadviser for the past three fiscal years.

Fund	2009	2008	2007
SC Ibbotson Balanced Fund*	$ 211,848	$ 2,385	N/A
SC Ibbotson Growth Fund*	$ 163,576	$ 2,490	N/A
SC Ibbotson Moderate Fund*	$ 148,528	$ 2,362	N/A
SC AllianceBernstein International Value Fund*	$ 118,628	$ 5,780	N/A
SC Columbia Small Cap Value Fund**	$ 142,325	$ 4,414	N/A
SC Davis Venture Value Fund	$ 974,770	$ 409,738	$ 321,060
SC Goldman Sachs Mid Cap Value Fund***	$ 531,540	$ 18,706	N/A
SC Invesco Small Cap Growth Fund*	$ 91,450	$ 4,385	N/A
SC Lord Abbett Growth & Income Fund***	$ 1,234,018	$ 8,909	N/A
SC Oppenheimer Large Cap Core Fund****	$ 106,711	$ 18,212	N/A
SC Oppenheimer Main Street Small Cap Fund	$ 650,372	$ 696,069	$ 496,785
SC WMC Blue Chip Mid Cap Fund	$ 463,030	$ 419,393	$ 473,572
SC WMC Large Cap Growth Fund*****	$ 423,412	$ 307,985	$ 330,096
SC BlackRock Inflation Protected Bond Fund*	$ 126,270	$ 2,317	N/A
SC Goldman Sachs Short Duration Fund***	$ 1,152,110	$ 90,432	N/A
SC PIMCO High Yield Fund***	$ 211,957	$ 14,693	N/A
SC PIMCO Total Return Fund*	$ 471,271	$ 8,238	N/A

*	The fund commenced operations on October 1, 2008.
**
The fund commenced operations on October 1, 2008. Until May 1, 2010, Dreman Value Management, L.L.C. was the subadviser to the fund.  The fees provided for 2008 were paid to Dreman Value Management, L.L.C., not Columbia Management Investment Advisers, LLC.

***	The fund commenced operations on March 7, 2008.
****	Until May 1, 2008, the adviser served the fund directly. The fees provided for 2007 were paid to the adviser, not Oppenheimer Funds, Inc.
*****	Until August 1, 2008, Pyramis Global Advisors, LLC was the subadviser to the fund. The fees provided for 2007 were paid to Pyramis Global Advisors, LLC, not Wellington Management Company, LLP.

Each subadvisory agreement provides that the subadviser is responsible for bearing its own costs of providing services to a subadvised fund. Each subadviser will not be responsible for: (i) the subadvised fund’s legal, auditing and accounting expenses; (ii) expenses of maintenance of the subadvised fund’s books and records other than those required to be maintained by the subadviser, including computation of the subadvised fund’s daily net asset value per share and dividends; (iii) interest, taxes, governmental fees and membership dues incurred by the subadvised fund; (iv) fees of the subadvised fund’s custodians, transfer agents, registrars or other agents; (v) expenses of preparing the subadvised fund’s share certificates; (vi) expenses relating to the redemption or repurchase of the subadvised fund’s shares; (vii) expenses of registering and qualifying the subadvised fund’s shares for sale under applicable federal and state laws; (viii) expenses of preparing, setting in print, printing and distributing prospectuses, reports, notices and dividends to subadvised fund investors (except that each subadviser will be responsible for costs associated with supplements to such documents and regulatory filing requirements necessitated by a change of control of the subadviser or a change in the portfolio manager or managers assigned by the subadviser to manage the subadvised fund); (ix) cost of subadvised fund stationery; (x) costs of trustee, shareholder and other meetings of the Trust or the subadvised fund (except that each subadviser will be responsible for costs necessitated by any change of control of the subadviser); (xi) traveling expenses of officers, trustees and employees of the Trust or the subadvised fund; (xii) fees of the Trust’s trustees and salaries of any officers or employees of the Trust or the subadvised fund; and (xiii) the subadvised fund’s pro rata portion of premiums on any fidelity bond and other insurance covering the Trust or the subadvised fund and their officers and trustees.

Under each subadvisory agreement, the subadviser is responsible for making specific decisions to buy and sell securities for the subadvised fund. Each subadviser is also responsible for selecting brokers and dealers to effect these transactions and negotiating, if possible, brokerage commissions and dealers’ charges.  For Ibbotson Balanced Fund, Ibbotson Growth Fund and Ibbotson Moderate Fund, the subadviser will place orders directly with either the distributor or transfer agent of the underlying funds.

Under each of the subadvisory agreements, the adviser is indemnified against certain liabilities it may incur in its official capacity as investment adviser to each of the subadvised fund.  Each subadviser is similarly indemnified against certain liabilities it may incur in its official capacity as subadviser to a fund.  The terms of each indemnification are set forth in the subadvisory agreement.  The general effect of these provisions is described in the following paragraphs, with terms and conditions only applicable to certain funds noted as such.

Under the subadvisory agreements, a subadviser is not liable for any loss sustained by reason of the adoption of any investment policy (and, in regards to Goldman Sachs Mid Cap Value Fund and Goldman Sachs Short Duration Fund, a subadviser will not be liable for any act or omission including but not limited to such adoption), or the purchase, sale, or retention of any security on the recommendation of the subadviser, regardless of whether the recommendation was based upon the subadviser’s own investigation and research or upon investigation and research made by any other individual, firm or corporation, assuming the recommendation was made and any other individual, firm, or corporation was selected, with due care and in good faith.  No subadviser will be indemnified, however, for any liability it causes to the adviser, the fund or its shareholders as a result of: (a) the subadviser causing the fund to be in violation of any applicable federal or state law, rule or regulation or any investment policy or restriction set forth in the fund’s prospectus or statement of additional information or any written guidelines or instruction provided in writing by the trust’s board of trustees or adviser (and, in regards to Goldman Sachs Mid Cap Value Fund and Goldman Sachs Short Duration Fund, the receipt of which is acknowledged in writing by that subadviser); (b) the subadviser causing the fund to fail to satisfy the diversification requirements of § 817 (h) of Subchapter L of the Internal Revenue Code of 1986, as amended (the “Code”), or the diversification or source of income requirements of Subchapter M of the Code; or (c) the subadviser’s willful misfeasance, bad faith, or gross negligence (or simple “negligence” in the case of Davis Venture Value Fund, WMC Blue Chip Mid Cap Fund and WMC Large Cap Growth Fund) generally in the performance of its duties or its reckless disregard of its obligations and duties under the subadvisory agreement.

Notwithstanding the foregoing, in regards to Davis Venture Value Fund and WMC Blue Chip Mid Cap Fund, the subadviser is not liable to the adviser, the fund or its shareholders for any losses that are sustained as a result of delays or inaccuracy of information about the fund provided to the subadviser by or on behalf of the adviser or the fund’s custodian.

Under the subadvisory agreements, a subadviser is obliged to indemnify and hold harmless the adviser, its affiliated persons and the fund (collectively, the “indemnified persons”) to the fullest extent permitted by law against any and all loss, damage, judgments, fines, amounts paid in settlement and attorneys fees incurred by any indemnified person to the extent resulting, in whole or in part, from any of the subadviser’s  acts or omissions specified in (a), (b) or (c) above, any breach by the subadviser of any duty or warranty in the subadvisory agreement (or, in the case of Oppenheimer Large Cap Core Fund, by the subadviser or OFI Institutional Asset Management, Inc. (“OFI Institutional”)), or inaccuracy of any representation by the subadviser (or, in the case of Oppenheimer Large Cap Core Fund, by the subadviser or OFI Institutional), made in connection with the subadvisory agreement (or, in regards to Goldman Sachs Mid Cap Value Fund and Goldman Sachs Short Duration Fund, the subadviser causing the fund to be in violation of any applicable investment policy or restriction of the subadviser).  However, no indemnified person is indemnified for liability resulting from its own willful misfeasance, bad faith, or gross negligence (or simple “negligence” in the case of Davis Venture Value Fund, WMC Blue Chip Mid Cap Fund and WMC Large Cap Growth Fund) in the performance of its duties or reckless disregard of such duties (or, in regards to Columbia Small Cap Value Fund, in the performance of its obligations and duties or reckless disregard of such obligations and duties, or any breach of any duty or warranty under the subadvisory agreement or the investment advisory agreement).

Under the subadvisory agreements, the adviser is obliged to indemnify and hold harmless each subadviser to the fullest extent permitted by law against any and all loss, damage, judgments, fines, amounts paid in settlement and attorneys fees incurred by the subadviser to the extent resulting, in whole or in part, from: (x) the adviser’s willful misfeasance, bad faith, or gross negligence (or simple “negligence” in the case of Davis Venture Value Fund, WMC Blue Chip Mid Cap Fund and WMC Large Cap Growth Fund) generally in the performance of its duties in connection with the subadvisory agreement or its reckless disregard of its obligations and duties under the subadvisory agreement; and (y) any breach of any duty or warranty in the subadvisory agreement by the adviser or any inaccuracy of any representation by the adviser made in connection with the subadvisory agreement (and, in regards to Goldman Sachs Mid Cap Value Fund and Goldman Sachs Short Duration Fund, (z) the adviser causing the fund to be in violation of any applicable federal or state law, rule or regulation or any applicable investment policy or restriction of the adviser).  No subadviser will be indemnified, however, for liability resulting from its own willful misfeasance, bad faith, or gross negligence (or simple “negligence” in the case of Davis Venture Value Fund, WMC Blue Chip Mid Cap Fund and WMC Large Cap Growth Fund) in the performance of its duties or reckless disregard of such duties (or, in regard to Columbia Small Cap Value Fund, in the performance of its obligations and duties or reckless disregard of such obligations and duties, or any breach of any duty or warranty under the subadvisory agreement).

In regards to Oppenheimer Large Cap Core Fund, the adviser has further agreed that, to the extent that the subadviser delegates all or any part of its duties in connection with the subadvisory agreement to OFI Institutional, in any circumstance in which the adviser is obligated to indemnify and hold harmless the subadviser, the adviser will to the same extent but without duplication indemnify OFI Institutional, provided that:

(i) the relevant, loss, damage, judgment, fine settlement amount, and/or attorneys fees for which OFI Institutional seeks indemnification arise out of the same set of facts and/or involve substantially the same legal defenses and, in the case of litigation, are litigated in the same forum;

(ii) in no case will the adviser be obligated to pay or reimburse the legal expenses of more than one legal counsel to the subadviser and OFI Institutional collectively; and

(iii) in no case will the adviser be obligated to pay or reimburse: (a) any amounts representing losses, damages, judgments, fines, and/or settlement amounts that may reasonably be viewed as duplicative or redundant of amounts for which the adviser is obligated to indemnify the subadviser; or (b) any amounts otherwise in excess of amounts that the adviser would reasonably have been obligated to pay, had the subadviser not elected to delegate any part of its duties in connection with the subadvisory agreement to OFI Institutional.

Neither the adviser nor the subadviser is obligated to make any indemnification payment in respect of any settlement as to which it has not been notified and consented, assuming such consent will not be unreasonably withheld.

In regards to Oppenheimer Large Cap Core Fund, to the extent that the subadviser delegates any or all of its obligations in connection with the subadvisory agreement to OFI Institutional: (i) the subadviser is liable for the actions or omissions of OFI Institutional to the same extent it would be liable for its own actions or omissions; and (ii) OFI Institutional will be considered a third party beneficiary of the subadvisory agreement only with respect to the terms of indemnification and certain confidentiality measures.

Each subadvisory agreement will continue in effect from year to year for each subadvised fund if approved by either the vote of the subadvised fund’s shareholders (if a shareholder vote is required) or the trustees, including a vote of a majority of the trustees who are not parties to the agreement or “interested persons” of any such party, cast at a meeting called for such purposes. The subadvisory agreement may be terminated on 60 days’ written notice by the subadvised fund or adviser or by a vote of a majority of the outstanding voting securities of the subadvised fund. Each subadvisory agreement may be terminated by the subadviser upon 120 days notice.

Restrictions on Personal Trading. In order to avoid conflicts with portfolio trades for the funds, the adviser and subadvisers have each adopted a code of ethics pursuant to Rule 204A-1 under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The funds’ underwriter has not adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act because it has no “Access Persons” as defined in the Rule. Pursuant to Rule 17j-1 under the 1940 Act, the board of trustees of the Trust adopted a code of ethics for the Trust and approved the code of ethics of the adviser and each subadviser. The codes of ethics permit personnel to invest in securities, including securities that may be purchased or held by a fund, subject to specified restrictions on personal securities trading.

Some of the adviser’s restrictions include pre-clearance for all personal trades and a prohibition on the purchase of limited offerings and initial public offerings without prior written approval. These restrictions reflect the basic principle that the interests of the funds and their shareholders come before the interests of personnel of the adviser and its affiliates. The adviser provides the Trust’s board of trustees with a quarterly certification of the adviser’s compliance with its code of ethics and a report of any significant violations of its code.

Because each subadviser is an entity not otherwise affiliated with the Trust or the adviser, the subadviser has responsibility for monitoring the personal trading activities of the subadviser’s personnel. Each subadviser provides the adviser with a quarterly certification of the subadviser’s compliance with its code of ethics and a report of any significant violations of its code.

Allocation of Investment Opportunities. Securities held by a fund may also be held by other funds or investment advisory clients for which the adviser, subadviser or any of their affiliates provides investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more other funds or clients are selling the same security. If opportunities for purchase or sale of securities by the adviser or subadviser for other funds or investment advisory clients arise at or about the same time, transactions in the securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the adviser, subadviser or their affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on the price obtained by a fund.

Proxy Voting Policies. The adviser’s and subadvisers’ proxy voting policies with respect to the funds are attached as Appendix E. Each of the adviser’s and subadviser’s proxy voting policies include procedures to address proxy proposals that may present conflicts between the interests of each fund and its adviser or subadviser. Special procedures have been adopted by the adviser to address conflicts that might arise in connection with the voting of proxies for Ibbotson Balanced Fund, Ibbotson Growth Fund and Ibbotson Moderate Fund by the adviser in light of the fact that these funds’ portfolios consist primarily of shares of other funds managed by the adviser or its affiliates. Information regarding how each fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available: (1) without charge, upon request, by calling 800-432-1102 x1687; and (2) on the SEC’s website at http://www.sec.gov.

Administrator. State Street Bank & Trust Company (“State Street”), 225 Franklin Street, Boston, Massachusetts, 02110, is the funds’ administrator. State Street is responsible for managing the funds’ business affairs. State Street’s services include recordkeeping, preparation and filing of documents required to comply with federal and state securities laws, preparation and filing of tax returns, supervising the activities of the custodian and transfer and shareholder servicing agent and other administrative services necessary to conduct the funds’ business. The Trust may invest in money market funds managed by, and commercial paper issued by, affiliates of State Street, which serves as the Trust’s custodian, administrator and transfer agent.

For the periods ended December 31, 2009, 2008 and 2007, each of the following funds paid the administrator as follows:

Fund	2009	2008	2007
SC Ibbotson Balanced Fund*	$ 172,479	$ 4,373	N/A
SC Ibbotson Growth Fund*	$ 135,682	$ 4,828	N/A
SC Ibbotson Moderate Fund*	$ 125,946	$ 4,636	N/A
SC AllianceBernstein International Value Fund*	$ 22,657	$ 15,821	N/A
SC Columbia Small Cap Value Fund*	$ 30,912	$ 3,550	N/A
SC Davis Venture Value Fund	$ 159,647	$ 81,987	$ 66,982
SC Invesco Small Cap Growth Fund*	$ 19,632	$ 6,624	N/A
SC Oppenheimer Large Cap Core Fund	$ 39,547	$ 22,250	$ 24,088
SC Oppenheimer Main Street Small Cap Fund	$ 119,779	$ 149,108	$ 105,254
SC WMC Blue Chip Mid Cap Fund	$ 72,367	$ 75,611	$ 76,059
SC WMC Large Cap Growth Fund	$ 72,473	$ 66,102	$ 64,885
Sun Capital Investment Grade Bond Fund	$ 88,145	$ 61,669	$ 59,622
Sun Capital Money Market Fund	$ 159,930	$ 132,275	$ 110,767
Sun Capital Global Real Estate Fund	$ 133,202	$ 188,270	$ 201,467

*	The fund commenced operations on October 1, 2008.

With respect to Goldman Sachs Mid Cap Value Fund, Lord Abbett Growth & Income Fund, BlackRock Inflation Protected Bond Fund, Goldman Sachs Short Duration Fund, PIMCO High Yield Fund and PIMCO Total Return Fund, the adviser pays State Street’s costs for serving as the funds’ administrator out of the adviser’s unified management fee.

For the periods ended December 31, 2009, 2008 and 2007, the adviser paid the administrator for each of these funds as follows:

Fund	2009	2008	2007
SC Goldman Sachs Mid Cap Value Fund*	$ 96,102	$ 14,521	N/A
SC Lord Abbett Growth & Income Fund*	$ 270,619	$ 12,849	N/A
SC BlackRock Inflation Protected Bond Fund**	$ 68,082	$ 5,231	N/A
SC Goldman Sachs Short Duration Fund*	$ 468,001	$ 50,508	N/A
SC PIMCO High Yield Fund*	$ 65,706	$ 15,479	N/A
SC PIMCO Total Return Fund**	$ 127,092	$ 5,580	N/A

*	The fund commenced operations on March 7, 2008.
**	The fund commenced operations on October 1, 2008.

Transfer Agent. State Street Bank & Trust Company is the transfer agent for the funds. With respect to Goldman Sachs Mid Cap Value Fund, Lord Abbett Growth & Income Fund, BlackRock Inflation Protected Bond Fund, Goldman Sachs Short Duration Fund, PIMCO High Yield Fund, and PIMCO Total Return Fund, the adviser pays State Street Bank & Trust Company’s costs for serving as the funds’ transfer agent out of the adviser’s unified management fee.

Custodian. Each fund’s portfolio securities are held pursuant to a master custodian agreement among the adviser, the Trust and State Street Bank & Trust Company. Under the custodian agreement, the custodian performs custody, portfolio and fund accounting services. With respect to Goldman Sachs Mid Cap Value Fund, Lord Abbett Growth & Income Fund, BlackRock Inflation Protected Bond Fund, Goldman Sachs Short Duration Fund, PIMCO High Yield Fund, and PIMCO Total Return Fund, the adviser pays State Street Bank & Trust Company’s costs for serving as the funds’ custodian out of the adviser’s unified management fee.

Independent Registered Public Accounting Firm. The board of trustees has selected Deloitte & Touche LLP, 200 Berkeley Street, Boston, Massachusetts 02116 as the funds’ independent registered public accounting firm. The independent registered public accounting firm provides auditing and tax services to the funds.

PORTFOLIO MANAGERS

Potential Conflicts of Interest Concerning Portfolio Managers. When a portfolio manager is responsible for the management of more than one account, the potential arises for the portfolio manager to favor one account over another. The principal types of potential conflicts of interest that may arise are discussed below. The adviser and each of the subadvisers have adopted procedures that are intended to monitor compliance with policies referred to in the following paragraphs, designed to ensure the fair and equitable treatment of accounts. Generally, the risks of such conflicts of interest are increased to the extent that a portfolio manager has a financial incentive to favor one account over another.

Each subadviser has provided additional information about potential conflicts affecting their portfolio managers.

•
A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply, such as initial public offerings and private placements. If, for example, an initial public offering that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation of the initial public offering. This conflict may arise with respect to any of the managers of the funds. The adviser and the subadvisers have policies and procedures designed to address such conflicts so that all client accounts receive fair and equitable treatment.

•
A portfolio manager could favor one account over another in the order in which trades for the accounts are placed. If a portfolio manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions. The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price. When the adviser or a subadviser is seeking to trade the same security on substantially similar terms for more than one account, the adviser and the subadvisers may “bunch” such orders, which means that the trades for the individual accounts are aggregated and each account receives the same average execution price. There are some types of accounts as to which bunching may not be possible for various reasons, including contractual reasons (such as directed brokerage arrangements). A trader may believe under some circumstances that bunching the orders may not result in the best possible price. Where those accounts or circumstances are involved, the adviser or the subadvisers will place the order in a manner intended to result in as favorable a price as possible for such client. Trade order conflicts may arise with respect to any of the managers of the funds. The adviser and the subadvisers have policies and procedures designed to address these trade order conflicts.

•
A portfolio manager may favor an account if the portfolio manager’s compensation is tied to the performance of that account rather than all accounts managed by the portfolio manager. If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, or if the significance of the performance of other accounts in calculating the bonus is less because of their size, the measurement periods or other differences, the portfolio manager will have a financial incentive to seek to have the accounts that determine the portfolio manager’s bonus achieve the best possible performance to the possible detriment of other accounts. This conflict arises with respect to Stephen D. Barbaro and Jeremy H. Javidi, portfolio managers of Columbia Small Cap Value Fund;. Christopher C. Davis and Kenneth C. Feinberg, portfolio managers of Davis Venture Value Fund; Andrew Alford, Katinka Domotorffy and William J. Fallon, portfolio managers of Goldman Sachs Mid Cap Value Fund, and James P. McCarthy and David Fishman, portfolio managers of Goldman Sachs Short Duration Fund; Juliet Ellis, Juan Hartsfield and Clay Manley, portfolio managers of Invesco Small Cap Growth Fund; Eli M. Salzmann and Lawrence D. Sachs, portfolio managers of Lord Abbett Growth & Income Fund; Dave Schmidt, portfolio manager of Oppenheimer Large Cap Core Fund, and Raman Vardharaj and Matthew P. Ziehl, portfolio managers of Oppenheimer Main Street Small Cap Fund; Phillip H. Perelmuter, portfolio manager of WMC Blue Chip Mid Cap Growth Fund, and Paul E. Marrkand, portfolio manager of WMC Large Cap Growth Fund; Stuart Spodek and Brian Weinstein, portfolio managers of BlackRock Inflation Protected Bond Fund;  James P. McCarthy and David Fishman, portfolio managers of Goldman Sachs Short Duration Fund; and Andrew Jessop, portfolio manager of PIMCO High Yield Fund, and William H. Gross, portfolio manager of PIMCO Total Return Fund.

•        A portfolio manager may favor an account if an advisory firm receives a performance-based advisory fee, whether or not the performance of that account directly determines the portfolio manager’s compensation. This conflict relating to performance fees arises for AllianceBernstein L.P. portfolio managers Sharon E. Fay, Kevin F. Simms, Henry S. D’Auria and Eric J. Franco, portfolio managers of AllianceBernstein International Value Fund; Goldman Sachs Asset Management, L.P. portfolio managers Andrew Alford, Katinka Domotorffy and William J. Fallon, portfolio managers of Goldman Sachs Mid Cap Value Fund; Lord, Abbett & Co., LLC portfolio managers Eli M. Salzmann and Lawrence D. Sachs, portfolio managers of Lord Abbett Growth & Income Fund; Wellington Management Company, LLP portfolio manager Phillip H. Perelmuter, portfolio manager of WMC Blue Chip Mid Cap Growth Fund;  Wellington Management Company, LLP portfolio manager Paul E. Marrkand, portfolio manager of WMC Large Cap Growth Fund; BlackRock Financial Management, Inc. portfolio managers Stuart Spodek and Brian Weinstein, portfolio managers of BlackRock Inflation Protected Bond Fund; Goldman Sachs Asset Management, L.P. portfolio managers James P. McCarthy and David Fishman, portfolio managers of Goldman Sachs Short Duration Fund; Pacific Investment Management Company, LLC portfolio manager Andrew Jessop, portfolio manager of PIMCO High Yield Fund; and Pacific Investment Management Company, LLC portfolio manager William H. Gross, portfolio manager of PIMCO Total Return Fund.  The subadvisers have policies and procedures designed to address these conflicts.

•
A portfolio manager may favor an account if the portfolio manager or his or her employer has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns. For example, if the portfolio manager or his or her employer held an interest in an investment partnership that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest. This conflict may arise with respect to any of the portfolio managers of the funds, to the extent that a portfolio manager begins to manage accounts in which the portfolio manager or his or her employer has a beneficial interest, including currently the adviser’s portfolio managers,  Richard R. Gable, Evan S. Moskovit, Thomas V.  Pedulla, Leo D. Saraceno and  Michael A. Savage; AllianceBernstein L.P. portfolio managers, Sharon E. Fay, Kevin F. Simms, Henry S. D’Auria and Eric J. Franco; Columbia Management Investment Advisers, LLC portfolio managers, Stephen D. Barbaro and Jeremy H. Javidi; Davis Selected Advisers, L.P. managers, Christopher Davis and Kenneth Feinberg; Invesco Advisers, Inc. portfolio managers Juliet Ellis, Juan Hartsfield and Clay Manley; and Wellington Management Company, LLP portfolio managers Paul E. Marrkand and Phillip H. Perelmuter. The advisers and the subadvisers, however, have policies and procedures designed to treat all accounts fairly, which may include code of ethics requirements imposing certain trading restrictions and reporting obligations for accounts in which a portfolio manager or certain family members have a personal interest in order to confirm that such accounts are not favored over other accounts.

•
If the different accounts have materially and potentially conflicting investment objectives or strategies, a conflict of interest may arise. For example, if a portfolio manager purchases a security for one account and sells the same security short for another account, such trading pattern may disadvantage either the account that is long or the account that is short. Where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security. This conflict may arise with respect to any of the managers of the funds. The advisers and the subadvisers have developed policies and procedures, which may include assigning portfolio managers so as to avoid such conflicts, to address the simultaneous management of multiple client accounts so that all clients receive fair and equitable treatment.

A further discussion of the conflicts of interest that may arise with respect to the adviser, each subadviser and their respective managers is set forth below.

Other Accounts Managed by Portfolio Managers—Sun Capital Advisers LLC. The table below provides information as of December 31, 2009 concerning other accounts managed by the persons employed by the adviser who are primarily responsible for the day-to-day management of the portfolios of the funds identified below.

Manager (Fund(s))	Total # of Accounts	Total Assets Under Management (in millions)
Richard R. Gable (Global Real Estate Fund)
Other Registered Investment Companies	2	$ 189
Other Pooled Vehicles	0	$ 0
Other Accounts	2	$ 51
Evan S. Moskovit (Investment Grade Bond Fund)
Other Registered Investment Companies	0	$ 0
Other Pooled Vehicles	5	$ 1,354
Other Accounts	22	$ 24,888
Thomas V. Pedulla (Global Real Estate Fund)
Other Registered Investment Companies	2	$ 189
Other Pooled Vehicles	0	$ 0
Other Accounts	4	$ 1,352
Leo D. Saraceno (Global Real Estate Fund)
Other Registered Investment Companies	2	$ 189
Other Pooled Vehicles	0	$ 0
Other Accounts	9	$ 2,919
Michael A. Savage (Investment Grade Bond Fund)
Other Registered Investment Companies	0	$ 0
Other Pooled Vehicles	2	$ 293
Other Accounts	22	$ 19,500

Performance Fees—Sun Capital Advisers. The adviser’s portfolio managers do not manage any account with a performance-based fee.

Compensation—Sun Capital Advisers. As a member of the Sun Life Financial Group of companies, the adviser has adopted a system of compensation that seeks to align employees’ individual goals and performance with Sun Life Financial’s business strategy. For portfolio managers, the compensation structure consists of the following components: base salary, annual incentive compensation, and equity awards. Portfolio managers also receive customary retirement and other benefits that are offered generally to all full-time employees of Sun Life Financial in the United States.

•	Base salary. Base compensation is fixed and normally reevaluated on an annual basis. Base compensation is considered a significant component of a portfolio manager’s overall compensation.

•
Incentive Compensation Plans. Portfolio managers are eligible to participate in an annual incentive compensation plan, which is tailored to take into account the adviser’s contribution to Sun Life Financial’s overall profitability.

•
Under this plan, management can award annual bonus compensation to eligible employees of the adviser based on a combination of several elements including: the overall profitability of Sun Life Financial, the overall performance of Sun Life Financial’s Canadian and U.S. operations against targets for net income and other financial criteria, the overall performance of Sun Life Financial’s Corporate Investment division against targets for investment performance, the overall performance of accounts managed by the adviser in comparison to short and long term performance of relevant benchmarks and peer groups and other financial criteria, and the individual’s performance against annual business and individual goals.

•
Equity Awards. At management’s discretion, portfolio managers may receive options for common shares of Sun Life Financial, the ultimate parent company of the adviser, and may receive participation units in restricted share unit and performance share unit plans. The extent to which these forms of long term incentive compensation are available varies from year to year.

Steps Taken by Sun Capital Advisers to Address Potential Conflicts. The adviser may manage numerous accounts with similar or identical investment objectives or may manage accounts with different objectives that may trade in the same securities. Despite such similarities, portfolio decisions will differ from client to client. The adviser will not necessarily purchase or sell the same securities at the same time or in the same proportionate amounts for all eligible clients. Further, in many instances, such as purchases of private placements or oversubscribed public offerings, it may not be possible or feasible to allocate a transaction pro rata to all eligible clients. Therefore, not all clients will necessarily participate in the same investment opportunities or participate on the same basis. In addition, Sun Life Financial proprietary accounts and pooled vehicles, such as pension plans, in which the adviser’s personnel have a beneficial interest, may buy or sell the same securities that the adviser recommends to its clients.

It is the adviser’s policy to manage all its client accounts fairly and in good faith, and to seek best execution for all transactions. Consistent with this policy, the adviser has adopted policies and procedures, including brokerage and allocation policies and procedures that it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, the adviser monitors a variety of areas, including compliance with fund investment guidelines, the allocation of IPOs, and compliance with the adviser’s Code of Ethics.

The adviser has also adopted policies and procedures relating to the aggregation of trade orders and allocation of investment opportunities when trade orders are not completely filled. The adviser may, but need not, aggregate or “bunch” orders for accounts for which it has investment discretion in circumstances in which the adviser believes that bunching will result in a more favorable overall execution. The adviser may bunch a client’s trades with trades of other clients and with trades of Sun Life Financial proprietary accounts and pooled vehicles in which the adviser’s personnel have a beneficial interest. In those instances where aggregated orders are not completely filled, the adviser will generally allocate the order among participating accounts pro rata on the basis of order size. In allocating investments among various clients (including in what sequence orders for trades are placed), however, it is the adviser’s policy to allocate investment opportunities on a basis that the adviser in good faith believes is fair and equitable to each client over time.

The adviser has adopted policies and procedures relating to the selection of broker-dealers to execute trades for client accounts. The adviser’s primary objective in the selection of broker-dealers is to obtain the best combination of price and execution under the particular circumstances. The adviser periodically reviews brokerage placement and the reasonableness of commissions and conducts an annual review of brokerage policies and practices.

The adviser, its affiliated entities and their respective personnel may invest for their own accounts in securities that the adviser recommends to, or purchases or sells for, the adviser’s clients. The adviser has adopted a Code of Ethics that governs the conduct and reporting of personal securities transactions by its access persons. The Code of Ethics is designed to minimize conflicts with transactions and recommendations made for or on behalf of clients.

Other Accounts Managed by Portfolio Managers – AllianceBernstein L.P.  The table below provides information as of December 31, 2009 concerning other accounts managed by the persons employed by AllianceBernstein who are primarily responsible for the day-to-day management of the portfolio of AllianceBernstein International Value Fund.

Manager	Total # of Accounts	Total Assets Under Management (in millions)
Sharon E. Fay
Other Registered Investment Companies	203	$ 40,220
Other Pooled Vehicles	289	$ 20,832
Other Accounts	33,961	$ 96,303
Kevin F. Simms
Other Registered Investment Companies	203	$ 40,220
Other Pooled Vehicles	289	$ 20,832
Other Accounts	33,961	$ 96,303
Henry S. D’Auria
Other Registered Investment Companies	203	$ 40,220
Other Pooled Vehicles	289	$ 20,832
Other Accounts	33,961	$ 96,303
Eric J. Franco
Other Registered Investment Companies	67	$ 16,819
Other Pooled Vehicles	39	$ 6,312
Other Accounts	146	$ 16,686

Performance fees – AllianceBernstein. AllianceBernstein receives a fee based upon the performance of certain fee accounts managed by Sharon E. Fay, Kevin F. Simms, Henry S. D’Auria and Eric J. Franco, as shown in the table provided below, as of December 31, 2009.

Manager	Total # of Performance-based Fee Accounts	Total Assets Under Management (in millions)
Sharon E. Fay
Other Registered Investment Companies	3	$ 6,896
Other Pooled Vehicles	2	$ 909
Other Accounts	83	$ 9,324
Kevin F. Simms
Other Registered Investment Companies	3	$ 6,896
Other Pooled Vehicles	2	$ 909
Other Accounts	83	$ 9,324
Henry S. D’Auria
Other Registered Investment Companies	3	$ 6,896
Other Pooled Vehicles	2	$ 909
Other Accounts	83	$ 9,324
Eric J. Franco
Other Registered Investment Companies	1	$ 2,087
Other Pooled Vehicles	1	$ 0
Other Accounts	6	$ 809

Compensation – AllianceBernstein.  AllianceBernstein portfolio managers do not receive any direct compensation based upon the investment returns of any individual client account, nor is compensation tied directly to the level or change in level of assets under management.  AllianceBernstein portfolio managers’ annual compensation is comprised of the following:

Fixed base salary. This is generally the smallest portion of compensation.  The base salary is a relatively low, fixed salary within a similar range for all investment professionals.  The base salary does not change significantly from year-to-year, and hence, is not particularly sensitive to performance.

Discretionary incentive compensation in the form of an annual cash bonus.  AllianceBernstein’s overall profitability determines the total amount of incentive compensation available to investment professionals including portfolio managers.  This portion of compensation is determined subjectively based on qualitative and quantitative factors.  In evaluating this component of a portfolio manager’s compensation, AllianceBernstein considers the contribution to his/her team or discipline as it relates to that team’s overall contribution to the long-term investment success, business results, and strategy of AllianceBernstein.  Quantitative factors considered include, among other things, relative investment performance (e.g., by comparison to competitor or peer group funds or similar styles of investments, and appropriate broad-based or specific market indices), and consistency of performance.  There are no specific formulas used to determine this part of a portfolio manager’s compensation, and the compensation is not tied to any pre-determined or specified level of performance.  AllianceBernstein also considers qualitative factors such as: the complexity and risk of investment strategies involved in the style or type of assets managed by the portfolio manager; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities; and fulfillment of AllianceBernstein’s leadership criteria.

Discretionary incentive compensation in the form of awards under AllianceBernstein’s Partners Compensation Plan (“deferred awards”). AllianceBernstein’s overall profitability determines the total amount of deferred awards available to investment professionals.  The deferred awards are allocated among investment professionals based on criteria similar to those used to determine the annual cash bonus.  Deferred awards, which are in the form of AllianceBernstein’s publicly traded units, for which there are various investment options, vest over a four-year period and are generally forfeited if the employee resigns or if AllianceBernstein terminates his/her employment.

Contributions under AllianceBernstein’s Profit Sharing/401(k) Plan. The contributions are based on AllianceBernstein’s overall profitability.  The amount and allocation of the contributions are determined at the sole discretion of AllianceBernstein.

Steps taken by AllianceBernstein to Address Potential Conflicts.  As an investment adviser and fiduciary, AllianceBernstein owes its clients and shareholders an undivided duty of loyalty.  AllianceBernstein recognizes that conflicts of interest are inherent in its business and accordingly has developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients and allocating investment opportunities.  Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably.  AllianceBernstein places the interests of its clients first and expects all of its employees to meet their fiduciary duties.

Employee Personal Trading.  AllianceBernstein has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of AllianceBernstein own, buy or sell securities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, AllianceBernstein permits its employees to engage in personal securities transactions. AllianceBernstein’s Code of Ethics and Business Conduct requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by AllianceBernstein.  The code also requires preclearance of all securities transactions (except transactions in open-end mutual funds) and imposes a 90-day holding period for securities purchased by employees to discourage short-term trading.

Managing Multiple Accounts for Multiple Clients.  AllianceBernstein has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for multiple clients.  Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account.  The investment professional or investment professional teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations.  Among other things, AllianceBernstein’s policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage.  In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably.  No investment professional that manages client accounts carrying performance fees is compensated directly or specifically for the performance of those accounts.  Investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for clients and is not tied specifically to the performance of any particular client’s account, nor is it directly tied to the level or change in level of assets under management.

Allocating Investment Opportunities.  AllianceBernstein has policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities.  These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The investment professionals at AllianceBernstein routinely are required to select and allocate investment opportunities among accounts.  Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities.  Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

AllianceBernstein’s procedures are also designed to prevent potential conflicts of interest that may arise when AllianceBernstein has a particular financial incentive, such as a performance-based management fee, relating to an account.  An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which AllianceBernstein could share in investment gains.

To address these conflicts of interest, AllianceBernstein’s policies and procedures require, among other things, the prompt dissemination to investment professionals of any initial or changed investment recommendations by analysts; the aggregation of orders to facilitate best execution for all accounts; price averaging for all aggregated orders; objective allocation for limited investment opportunities (e.g., on a rotational basis) to ensure fair and equitable allocation among accounts; and limitations on short sales of securities.  These procedures also require documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account.

Other Accounts Managed by Portfolio Managers – BlackRock Financial Management, Inc.  The table below provides information as of December 31, 2009 concerning other accounts managed by the persons employed by BlackRock who are primarily responsible for the day-to-day management of the portfolio of BlackRock Inflation Protected Bond Fund.

Manager	Total # of Accounts	Total Assets Under Management (in billions)
Stuart Spodek
Other Registered Investment Companies	11	$ 6.40
Other Pooled Vehicles	12	$ 2.80
Other Accounts	73	$ 21.05
Brian Weinstein
Other Registered Investment Companies	7	$ 4.33
Other Pooled Vehicles	42	$ 6.71
Other Accounts	137	$ 44.67

Performance fees – BlackRock. BlackRock receives a fee based upon the performance of certain fee accounts managed by Stuart Spodek and Brian Weinstein, as shown in the table provided below, as of December 31, 2009.

Manager	Total # of Performance-based Fee Accounts	Total Assets Under Management (in billions)
Stuart Spodek
Other Registered Investment Companies	0	$ 0
Other Pooled Vehicles	3	$ 1.43
Other Accounts	6	$ 1.67
Brian Weinstein
Other Registered Investment Companies	0	$ 0
Other Pooled Vehicles	3	$ 0.82
Other Accounts	19	$2.95

Compensation – BlackRock.  BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock such as its Long-Term Retention and Incentive Plan and Restricted Stock Program.

Base compensation.  Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm. Senior portfolio managers who perform additional management functions within the portfolio management group or within BlackRock may receive additional compensation for serving in these other capacities.

Discretionary Incentive Compensation.  Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s seniority, role within the portfolio management team, teamwork and contribution to the overall performance of these portfolios and BlackRock.  In most cases, including for the portfolio managers of the fund, these benchmarks are the same as the benchmark or benchmarks against which the performance of the fund or other accounts managed by the portfolio managers are measured.  BlackRock’s Chief Investment Officers determine the benchmarks against which the performance of funds and other accounts managed by each portfolio manager is compared and the period of time over which performance is evaluated.  With respect to the portfolio managers, such benchmarks for BlackRock Inflation Protected Bond Fund include the following:

Portfolio Manager	Benchmarks Applicable to Each Manager
Stuart Spodek
A combination of market-based indices (e.g., Citigroup 1-Year Treasury Index, Merrill Lynch 1-3 Year Treasury Index, Barclays Capital Global Real: U.S. Tips Index), certain customized indices and certain fund industry peer groups.

Brian Weinstein	A combination of market-based indices (e.g., Barclays Capital Global Real: U.S. Tips Index), certain customized indices and certain fund industry peer groups.

BlackRock’s Chief Investment Officers make a subjective determination with respect to the portfolio managers’ compensation based on the performance of the funds and other accounts managed by each portfolio manager relative to the various benchmarks noted above.  Performance is measured on both a pre-tax and after-tax basis over various time periods including 1, 3, 5 and 10-year periods, as applicable.

Distribution of Discretionary Incentive Compensation.  Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years.  The BlackRock, Inc. restricted stock units, if properly vested, will be settled in BlackRock, Inc. common stock.  Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers.  Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods.

Long-Term Retention and Incentive Plan (“LTIP”) —The LTIP is a long-term incentive plan that seeks to reward certain key employees.  Prior to 2006, the plan provided for the grant of awards that were expressed as an amount of cash that, if properly vested and subject to the attainment of certain performance goals, will be settled in cash and/or in BlackRock, Inc. common stock.  Beginning in 2006, awards are granted under the LTIP in the form of BlackRock, Inc. restricted stock units that, if properly vested and subject to the attainment of certain performance goals, will be settled in BlackRock, Inc. common stock. Messrs. Spodek and Weinstein have each received awards under the LTIP.

Deferred Compensation Program — A portion of the compensation paid to eligible BlackRock employees may be voluntarily deferred into an account that tracks the performance of certain of BlackRock’s investment products. Each participant in the deferred compensation program is permitted to allocate his deferred amounts among the various investment options.  Messrs. Spodek and Weinstein have each participated in the deferred compensation program.

Other compensation benefits.  In addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in the following:

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation. The RSP offers a range of investment options, including registered investment companies managed by the firm. Company contributions follow the investment direction set by participants for their own contributions or, absent employee investment direction, are invested into a balanced portfolio. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000.  Each portfolio manager is eligible to participate in these plans.

Steps taken by BlackRock to Address Potential Conflicts.  BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the fund. In addition, BlackRock, its affiliates and significant shareholders and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Fund.  BlackRock, or any of its affiliates or significant shareholders, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the fund by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the fund. In this connection, it should be noted that Messrs. Spodek and Weinstein currently manage certain accounts that are subject to performance fees. In addition, Messrs. Spodek and Weinstein assist in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred. Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly.  When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties.  BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time. This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.

Other Accounts Managed by Portfolio Managers – Columbia Management Investment Advisers, LLC  The table below provides information as of December 31, 2009 concerning other accounts managed by the persons employed by CMIA who are primarily responsible for the day-to-day management of the portfolio of Columbia Small Cap Value Fund.

Manager	Total # of Accounts	Total Assets Under Management (in billions)
Stephen D. Barbaro
Other Registered Investment Companies	6	$ 1.85
Other Pooled Vehicles	1	$ 0.03
Other Accounts	16	$ 0.07
Jeremy H. Javidi
Other Registered Investment Companies	6	$ 1.85
Other Pooled Vehicles	1	$ 0.03
Other Accounts	12	$ 0.06

Performance Fees – CMIA. The CMIA portfolio managers did not manage any accounts with a performance-based fee as of December 31, 2009.

Compensation – CMIA.  As of December 31, 2009, the subadviser’s portfolio managers received all of their compensation in the form of salary, bonus, stock options, restricted stock, and notional investments through an incentive plan, the value of which is measured by reference to the performance of the fund in which the account is invested. A portfolio manager’s bonus is variable and generally is based on (1) an evaluation of the portfolio manager’s investment performance and (2) the results of a peer and/or management review of the portfolio manager, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the subadviser generally considers the one, three and five year performance of mutual funds and other accounts managed by the portfolio manager relative to relevant benchmarks and peer groups, emphasizing the portfolio manager’s three and five year performance. The subadviser also may consider a portfolio manager’s performance in managing client assets in sectors and industries assigned to the portfolio manager as part of his/her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group’s overall investment performance.

Steps taken by CMIA to Address Potential Conflicts.  Like other investment professionals with multiple clients, a portfolio manager may face certain potential conflicts of interest in connection with managing both the fund and other accounts at the same time. The subadviser has adopted compliance policies and procedures that attempt to address certain of the potential conflicts that portfolio managers face in this regard. Certain of these conflicts of interest are summarized below.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (performance fee accounts), may raise potential conflicts of interest for a portfolio manager by creating an incentive to favor higher fee accounts.

Potential conflicts of interest also may arise when a portfolio manager has personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to the subadviser’s Code of Ethics and certain limited exceptions, the subadviser’s investment professionals do not have the opportunity to invest in client accounts, other than the funds that they manage.  Similarly, the benchmarks and peer groups described above under “Compensation – CMIA” may give rise to similar potential conflicts of interest to the extent that a portfolio manager may have an incentive to favor or devote more effort in managing accounts that affect his or her overall compensation.

A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. The effects of this potential conflict may be more pronounced where funds and/or accounts managed by a particular portfolio manager have different investment strategies.

A portfolio manager may be able to select or influence the selection of the broker/dealers that are used to execute securities transactions for the fund. A portfolio manager’s decision as to the selection of broker/dealers could produce disproportionate costs and benefits among the fund and the other accounts the portfolio manager manages.

A potential conflict of interest may arise when a portfolio manager buys or sells the same securities for the fund and other accounts. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of the fund as well as other accounts, the subadviser’s trading desk may, to the extent consistent with applicable laws and regulations, aggregate the securities to be sold or bought in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to the fund or another account if a portfolio manager favors one account over another in allocating the securities bought or sold.

“Cross trades,” in which a portfolio manager sells a particular security held by the fund to another account (potentially saving transaction costs for both accounts), could involve a potential conflict of interest if, for example, a portfolio manager is permitted to sell a security from one account to another account at a higher price than an independent third party would pay. The subadviser has adopted compliance procedures that provide that any transactions between the fund and another account managed by the subadviser are to be made at a current market price, consistent with applicable laws and regulations.

Another potential conflict of interest may arise based on the different investment objectives and strategies of the fund and other accounts managed by its portfolio manager(s). Depending on another account’s objectives and other factors, a portfolio manager may give advice to and make decisions for the fund that may differ from advice given, or the timing or nature of decisions made, with respect to another account. A portfolio manager’s investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a portfolio manager may buy or sell a particular security for certain accounts, and not for the fund, even though it could have been bought or sold for the fund at the same time. A portfolio manager also may buy a particular security for one or more accounts when one or more other accounts are selling the security (including short sales). There may be circumstances when a portfolio manager’s purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts, including the fund.

Other Accounts Managed by Portfolio Managers—Davis Selected Advisers, L.P. The table below provides information as of December 31, 2009 concerning other accounts managed by the persons employed by Davis Advisors who are primarily responsible for the day-to-day management of the portfolio of Davis Venture Value Fund.

Manager	Total # of Accounts	Total Assets Under Management (in billions)
Christopher C. Davis
Other Registered Investment Companies	27	$ 58.6
Other Pooled Vehicles	14	$ 1.3
Other Accounts*	118	$ 8.7
Kenneth C. Feinberg
Other Registered Investment Companies	25	$ 58.7
Other Pooled Vehicles	13	$ 1.2
Other Accounts*	109	$ 7.9

*  Managed money/wrap accounts have been counted at the sponsor level.

Performance Fees—Davis Advisors. The Davis Advisors portfolio managers do not manage any account with a performance-based fee.

Compensation—Davis Advisors. Davis Advisors portfolio managers are provided benefits packages including life insurance, health insurance, and participation in a company 401(k) plan comparable to that received by other company employees.

Christopher C. Davis’ annual compensation as an employee of Davis Advisors consists of a base salary.

Kenneth C. Feinberg’s compensation as a Davis Advisors employee consists of: (i) a base salary, (ii) an annual bonus equal to a percentage of growth in Davis Advisors’ profits, (iii) awards of equity (“Units”) in Davis Advisors including Units, options on Units, and/or phantom Units, and (iv) an incentive plan whereby Davis Advisors purchases shares in selected funds managed by Davis Advisors. At the end of specified periods, generally five-years following the date of purchase, some, all, or none of the fund shares will be registered in the employee’s name based on fund performance, after expenses on a pre-tax basis, versus the S&P 500 Index, and versus peer groups as defined by Morningstar or Lipper.

Steps Taken by Davis Advisors to Address Potential Conflicts of Interest.

•
The management of multiple portfolios and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or other account. Davis Advisors seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the portfolios.

•
If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one portfolio or other account, a portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible portfolios and other accounts. To deal with these situations, Davis Advisors has adopted procedures for allocating portfolio transactions across multiple accounts.

•
With respect to securities transactions for the portfolios, Davis Advisors determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), Davis Advisors may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Davis Advisors may place orders for separate, non-simultaneous, transactions for a portfolio and another account which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the portfolio or the other account.

•
Finally, substantial investment of Davis Advisors or Davis Family assets in certain mutual funds may lead to conflicts of interest. To mitigate these potential conflicts of interest, Davis Advisors has adopted policies and procedures intended to ensure that all clients are treated fairly over time.

Other Accounts Managed by Portfolio Managers—Goldman Sachs Asset Management, L.P. The table below provides information as of December 31, 2009 concerning other accounts managed by the persons who are employed by GSAM who are primarily responsible for the day-to-day management of the portfolio of Goldman Sachs Mid Cap Value Fund and Goldman Sachs Short Duration Fund.

Manager	Total # of Accounts	Total Assets Under Management (in billions)
Andrew Alford (Goldman Sachs Mid Cap Value Fund)
Other Registered Investment Companies	59	$ 15.9
Other Pooled Vehicles	64	$ 10.8
Other Accounts	836	$ 61.3
Katinka Domotorffy (Goldman Sachs Mid Cap Value Fund)
Other Registered Investment Companies	59	$ 15.9
Other Pooled Vehicles	64	$ 10.8
Other Accounts	836	$ 61.3
William J. Fallon (Goldman Sachs Mid Cap Value Fund)
Other Registered Investment Companies	59	$ 15.9
Other Pooled Vehicles	64	$ 10.8
Other Accounts	836	$ 61.3
James P. McCarthy (Goldman Sachs Short Duration Fund)
Other Registered Investment Companies	12	$ 9.23
Other Pooled Vehicles	2	$ 0.04
Other Accounts	42	$ 22.30
David Fishman (Goldman Sachs Short Duration Fund)
Other Registered Investment Companies	12	$ 9.23
Other Pooled Vehicles	2	$ 0.04
Other Accounts	42	$ 22.30

Performance Fees—GSAM. The GSAM portfolio managers manage certain accounts with a performance-based fee as set forth in the table below:

Manager	Total # of Performance- based Fee Accounts	Total Assets Under Management (in billions)
Andrew Alford (Goldman Sachs Mid Cap Value Fund)
Other Registered Investment Companies	12	$ 2.0
Other Pooled Vehicles	30	$ 4.3
Other Accounts	52	$ 21.5
Katinka Domotorffy (Goldman Sachs Mid Cap Value Fund)
Other Registered Investment Companies	12	$ 2.0
Other Pooled Vehicles	30	$ 4.3
Other Accounts	52	$ 21.5
William J. Fallon (Goldman Sachs Mid Cap Value Fund)
Other Registered Investment Companies	12	$ 2.0
Other Pooled Vehicles	30	$ 4.3
Other Accounts	52	$ 21.5
James P. McCarthy (Goldman Sachs Short Duration Fund)
Other Registered Investment Companies	1	$ 0.828
Other Pooled Vehicles	0	$ 0
Other Accounts	1	$ 2.067
David Fishman (Goldman Sachs Short Duration Fund)
Other Registered Investment Companies	1	$ 0.828
Other Pooled Vehicles	0	$ 0
Other Accounts	1	$ 2.067

The information is as of December 31, 2009. The category “Other Registered Investment Companies” includes only U.S. registered mutual funds and subadvised funds. The category “Other Pooled Vehicles” includes offshore mutual funds, offshore subadvised funds, alternative investments and commingled funds. The category “Other Accounts” includes separate accounts (both institutional and retail).

Compensation—GSAM.

Goldman Sachs Mid Cap Value Fund. Quantitative Investment Strategies Team’s Base Salary and Performance Bonus. The Investment Adviser and its QIS Team provide competitive compensation packages for their professionals, which are comprised of base salary and performance bonus. Bonus compensation has a cash and non-cash (e.g., stock and options) component. The QIS Team’s portfolio managers’ compensation is a function of the QIS Team’s total revenues for the past year which in part is derived from advisory fees and for certain accounts, performance based fees. Portfolio managers’ compensation is driven first and foremost by the performance of QIS accounts, and secondarily based on individual performance and contribution to the QIS Team.

The QIS Team’s decision may also be influenced by the following: (1) a portfolio manager’s ability to outperform a benchmark while seeking to manage risk exposure; (2) the performance of GSAM; (3) Goldman Sachs’ profitability; and (4) anticipated compensation levels.

The benchmark for measuring performance of Goldman Sachs Mid Cap Value Fund’s management team is the Russell MidCap® Value Index.

Goldman Sachs Short Duration Fund. GSAM’s Fixed Income Team’s (the “Fixed Income Team”) compensation package for its portfolio managers is comprised of a base salary and performance bonus. The base salary is fixed. However, the performance bonus is a function of each portfolio manager’s individual performance; the Fixed Income Team’s total revenues for the past year which in part is derived from advisory fees and for certain accounts, performance based fees; his or her contribution to the overall performance of the Fixed Income Team; the performance of GSAM; the profitability of Goldman, Sachs & Co.; and anticipated compensation levels among competitor firms. Portfolio managers are rewarded for their ability to outperform a benchmark while managing risk exposure.

The performance bonus for portfolio managers is significantly influenced by the following criteria: (1) overall pre-tax portfolio performance; (2) consistency of performance across accounts with similar profiles; (3) compliance with risk budgets; and (4) communication with other portfolio managers within the research process. In addition, the following factors involving the overall performance of the investment style team are also considered when the amount of performance bonus is determined: (1) whether the team’s performance exceeded performance benchmarks over one-year and three-year periods (for fund specific benchmarks please see below); (2) whether the team managed portfolios within a defined range around a targeted tracking error; (3) whether the team performed consistently with objectives and client commitments; (4) whether the team achieved top tier rankings and ratings (a consideration secondary to the above); and (5) whether the team managed all similarly mandated accounts in a consistent manner.

The benchmark for measuring performance of Goldman Sachs Short Duration Fund’s management team is the Merrill Lynch 1-3 year Treasury Index.

All GSAM Sub-advised Funds. In addition to base salary and performance bonus, GSAM has a number of additional benefits/deferred compensation programs for all portfolio managers in place including: (i) a 401(k) program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; (ii) a profit sharing program to which Goldman, Sachs & Co. makes a pretax contribution; and (iii) investment opportunity programs in which certain professionals are eligible to participate subject to certain net worth requirements. Portfolio managers may also receive grants of restricted stock units and/or stock options as part of their compensation.

Certain GSAM portfolio managers may also participate in the firm’s Partner Compensation Plan, which covers many of the firm’s senior executives. In general, under the Partner Compensation Plan, participants receive a base salary and a bonus (which may be paid in cash or in the form of an equity-based award) that is linked to Goldman Sachs’ overall financial performance.

Steps Taken by GSAM to Address Potential Conflicts of Interest. GSAM’s portfolio managers are often responsible for managing one or more of the funds as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds. A GSAM portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the funds and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.

GSAM has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. It seeks to provide best execution of all securities transactions and to aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, GSAM has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, GSAM and the funds have adopted policies limiting the circumstances under which cross-trades may be effected between a fund and another client account. GSAM conducts periodic reviews of trades for consistency with these policies.

Other Accounts Managed by Portfolio Managers – Ibbotson Associates, Inc.  The table below provides information as of December 31, 2009 concerning other accounts managed by the persons employed by Ibbotson who are primarily responsible for the day-to-day management of the portfolio of Ibbotson Balanced Fund, Ibbotson Growth Fund, and Ibbotson Moderate Fund.

Manager	Total # of Accounts	Total Assets Under Management (in billions)
Peng Chen
Other Registered Investment Companies	19	$ 2.7
Other Pooled Vehicles	0	$ 0
Other Accounts	136	$ 43.9
Scott Wentsel
Other Registered Investment Companies	19	$ 2.7
Other Pooled Vehicles	0	$ 0
Other Accounts	130	$ 29.7
John Thompson
Other Registered Investment Companies	0	$ 0
Other Pooled Vehicles	0	$ 0
Other Accounts	67	$ 5.2
Cindy Galiano
Other Registered Investment Companies	0	$ 0
Other Pooled Vehicles	0	$ 0
Other Accounts	60	$ 1.7

Performance fees – Ibbotson. The Ibbotson portfolio managers do not manage any account with a performance-based fee.

Compensation – Ibbotson.  Ibbotson portfolio managers are compensated with a salary plus a discretionary annual bonus based on management goals and the overall financial performance of Ibbotson. Ibbotson portfolio managers also are eligible for customary benefits and programs offered generally to Ibbotson employees, including stock options.

Steps taken by Ibbotson to Address Potential Conflicts.  Ibbotson’s policy regarding conflicts of interest is to fully disclose all material facts concerning any conflicts that may arise with respect to any client.  At a minimum, conflicts of interests are disclosed in Ibbotson’s Form ADV, Part II as required by the Investment Advisers Act of 1940 and may be disclosed in Ibbotson’s marketing materials and/or verbal communications with clients or prospective clients.

 Employees are required to promptly report any situation or transaction they believe involves an actual or potential conflict of interest to the Chief Compliance Officer and are strictly prohibited from using knowledge they may have about pending or currently considered securities transactions for clients to profit personally either directly or indirectly, including by purchasing or selling such securities.

To avoid conflicts of interest, Ibbotson will not accept any financial incentives or engage in revenue sharing with broker-dealers or other financial intermediaries. Ibbotson has also established specific written policies and procedures to help ensure that its research, recommendations, and relationships remain independent and objective. In addition, Ibbotson requires all employees to adhere to its Code of Ethics and Securities Trading Policy.

Other Accounts Managed by Portfolio Managers – Invesco Advisers, Inc.  The table below provides information as of December 31, 2009 concerning other accounts managed by the persons employed by Invesco who are primarily responsible for the day-to-day management of the portfolio of Invesco Small Cap Growth Fund.

Manager	Total # of Accounts	Total Assets Under Management (in millions)
Juliet Ellis
Other Registered Investment Companies	10	$ 3,551.4
Other Pooled Vehicles	0	$ 0
Other Accounts	2	$ 86.4
Juan Hartsfield
Other Registered Investment Companies	13	$ 4,305.7
Other Pooled Vehicles	1	$ 36.5
Other Accounts	2	$ 86.4
Clay Manley
Other Registered Investment Companies	5	$ 2,577.9
Other Pooled Vehicles	0	$ 0
Other Accounts	1	$ 34.7

Performance fees – Invesco. The Invesco portfolio managers do not manage any account with a performance-based fee.

Compensation – Invesco.  Invesco seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a base salary, an incentive bonus opportunity, and an equity compensation opportunity. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote competitive fund performance. Invesco evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager's compensation consists of the following three elements:

Base Salary. Each portfolio manager is paid a base salary. In setting the base salary, Invesco’s intention is to be competitive in light of the particular portfolio manager's experience and responsibilities.

Annual Bonus. The portfolio managers are eligible, along with other employees of Invesco, to participate in a discretionary year-end bonus pool. The Compensation Committee of Invesco Ltd. reviews and approves the amount of the bonus pool available for Invesco’s investment centers. The Compensation Committee considers investment performance and financial results in its review. In addition, while having no direct impact on individual bonuses, assets under management are considered when determining the starting bonus funding levels. Each portfolio manager is eligible to receive an annual cash bonus which is based on quantitative (i.e. investment performance) and non-quantitative factors (which may include, but are not limited to, individual performance, risk management and teamwork).

Each portfolio manager's compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager as compared to the performance of the relevant fund peer group. Comparisons are made on a rolling one-, three- and five-year basis as of each calendar year end. Portfolio managers may be granted a short-term award that vests on a prorate basis over a three-year period and final payments are based on the performance of eligible funds selected by the manager at the time the award is granted.

High investment performance (against applicable peer group) would deliver compensation generally associated with top pay in the industry (determined by reference to the third-party provided compensation survey information) and poor investment performance (versus applicable peer group) would result in a low bonus compared to the applicable peer group or no bonus at all. These decisions are reviewed and approved collectively by senior leadership which has responsibility for executing the compensation approach across the organization.

Equity-Based Compensation. Portfolio managers may be granted an award that allows them to select receipt of shares of certain Invesco Funds with a vesting period as well as common shares and/or restricted shares of Invesco Ltd. stock from pools determined from time to time by the Compensation Committee of Invesco Ltd.’s Board of Directors. Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees.

Steps taken by Invesco to Address Potential Conflicts.

•
The management of multiple funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or other account.  Invesco seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline.  Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the funds.

•
If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one fund or other account, the fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts.  To deal with these situations, Invesco and the funds have adopted procedures for allocating portfolio transactions across multiple accounts.

•
 Invesco determines which broker to use to execute each order for securities transactions for the fund, consistent with its duty to seek best execution of the transaction. However, for certain other accounts (such as mutual funds for which Invesco or an affiliate acts as subadviser, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), Invesco may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker.  In these cases, trades for a fund in a particular security may be placed separately from, rather than aggregated with, such other accounts.  Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the fund or other account(s) involved.

•
Finally, the appearance of a conflict of interest may arise where Invesco has an incentive, such as a performance-based management fee, which relates to the management of one fund or account but not all funds and accounts for which a portfolio manager has day-to-day management.

Invesco and the funds have adopted certain compliance procedures which are designed to address these types of conflicts.  However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Other Accounts Managed by Portfolio Managers—Lord, Abbett & Co. LLC. The table below provides information as of December 31, 2009 concerning other accounts managed by any persons employed by Lord Abbett who are jointly and primarily responsible for the day-to-day management of the portfolio of Lord Abbett Growth & Income Fund.

Manager	Total # of Accounts	Total Assets Under Management (in millions)
Eli M. Salzmann
Other Registered Investment Companies	4	$ 3,498.1
Other Pooled Vehicles	5	$ 306.1
Other Accounts	21,846	$ 8,699.9
Lawrence D. Sachs
Other Registered Investment Companies	4	$ 3,498.1
Other Pooled Vehicles	5	$ 306.1
Other Accounts	21,846	$ 8,699.9

Performance Fees—Lord Abbett. Both of the Lord Abbett portfolio managers, Eli M. Salzmann and Lawrence D. Sachs, participate in the management of one account for which they receive a performance-based fee. This account had total assets of approximately $186.5 million as of December 31, 2009.

Manager	Total # of Performance- based Fee Accounts	Total Assets Under Management (in millions)
Eli M. Salzmann
Other Registered Investment Companies	0	$ 0
Other Pooled Vehicles	0	$ 0
Other Accounts	1	$ 186.5
Lawrence D. Sachs
Other Registered Investment Companies	0	$ 0
Other Pooled Vehicles	0	$ 0
Other Accounts	1	$ 186.5

Compensation—Lord Abbett. When used in this section, the term “fund” refers to the Lord Abbett Growth & Income Fund, as well as any other registered investment companies, pooled investment vehicles and accounts managed by a portfolio manager. Each portfolio manager receives compensation from Lord Abbett consisting of salary, bonus and profit sharing plan contributions. The level of base compensation takes into account the portfolio manager’s experience, reputation and competitive market rates.

Fiscal year-end bonuses, which can be a substantial percentage of overall compensation, are determined after an evaluation of various factors. These factors include the portfolio manager's investment results and style consistency, the dispersion among funds with similar objectives, the risk taken to achieve the fund returns and similar factors. In considering the portfolio manager’s investment results, Lord Abbett’s senior management may evaluate the fund’s performance against one or more benchmarks from among the fund’s primary benchmark and any supplemental benchmarks as disclosed in the prospectus, indexes disclosed as performance benchmarks by the portfolio manager’s other accounts, and other indexes within the one or more of the fund’s peer group maintained by rating agencies, as well as the fund’s peer group. In particular, investment results are evaluated based on an assessment of the portfolio manager’s three- and five-year investment returns on a pre-tax basis versus both the benchmark and the peer groups. Finally, there is a component of the bonus that reflects leadership and management of the investment team. The evaluation does not follow a formulaic approach, but rather is reached following a review of these factors. No part of the bonus payment is based on the portfolio manager’s assets under management, the revenues generated by those assets, or the profitability of the portfolio manager’s team.  Lord Abbett does not manage hedge funds. In addition, Lord Abbett may designate a bonus payment of a manager for participation in the firm's senior incentive compensation plan, which provides for a deferred payout over a five-year period. The plan's earnings are based on the overall asset growth of the firm as a whole. Lord Abbett believes this incentive focuses portfolio managers on the impact their fund's performance has on the overall reputation of the firm as a whole and encourages exchanges of investment ideas among investment professionals managing different mandates.

Lord Abbett provides a 401(k) profit-sharing plan for all eligible employees. Contributions to a portfolio manager’s profit-sharing account are based on a percentage of the portfolio manager’s total base and bonus paid during the fiscal year, subject to a specified maximum amount.  The assets of this profit-sharing plan are entirely invested in Lord Abbett-sponsored funds.

Steps Taken by Lord Abbett to Address Potential Conflicts of Interest. Conflicts of interest may arise in connection with the portfolio manager’s management of the investments of the fund and the investments of the other accounts included in the table above.  Such conflicts may arise with respect to the allocation of investment opportunities among the fund and other accounts with similar investment objectives and policies. A portfolio manager potentially could use information concerning the fund’s transactions to the advantage of other accounts and to the detriment of the fund. To address these potential conflicts of interest, Lord Abbett has adopted and implemented a number of policies and procedures. Lord Abbett has adopted Policies and Procedures for Evaluating Best Execution of Equity Transactions, as well as Trading Practices/Best Execution Procedures. The objective of these policies and procedures is to ensure the fair and equitable treatment of transactions and allocation of investment opportunities on behalf of all accounts managed by Lord Abbett.  In addition, Lord Abbett’s Code of Ethics sets forth general principles for the conduct of employee personal securities transactions in a manner that avoids any actual or potential conflicts of interest with the interests of Lord Abbett’s clients including the fund. Moreover, Lord Abbett’s Insider Trading and Receipt of Material Non-Public Information Policy and Procedure sets forth procedures for personnel to follow when they have inside information. Lord Abbett is not affiliated with a full service broker-dealer and therefore does not execute any portfolio transactions through such an entity, a structure that could give rise to additional conflicts.  Lord Abbett does not conduct any investment bank functions and does not manage any hedge funds.  Lord Abbett does not believe that any material conflicts of interest exist in connection with each portfolio manager’s management of the investments of the fund and the investments of the other accounts referenced in the table above.

Other Accounts Managed by Portfolio Managers—OppenheimerFunds, Inc. and OFI Institutional Asset Management, Inc. The table below provides information as of December 31, 2009 concerning other accounts managed by Raman Vardharaj and Matthew P. Ziehl of OppenheimerFunds, Inc. who are primarily responsible for the day-to-day management of the portfolio of Oppenheimer Main Street Small Cap Fund and other accounts managed by Dave Schmidt of OppenheimerFunds, Inc.’s wholly-owned subsidiary, OFI Institutional Asset Management, Inc. (“OFI Institutional”), who is primarily responsible for the day-to-day management of the portfolio of Oppenheimer Large Cap Core Fund.

Manager	Total # of Accounts	Total Assets Under Management (in millions)
Raman Vardharaj (Oppenheimer Main Street Small Cap Fund)
Other Registered Investment Companies	6	$ 5,004
Other Pooled Vehicles	0	$ 0
Other Accounts	1	$ 115
Matthew P. Ziehl (Oppenheimer Main Street Small Cap Fund)
Other Registered Investment Companies	6	$ 5,004
Other Pooled Vehicles	0	$ 0
Other Accounts	1	$ 115
Dave Schmidt (Oppenheimer Large Cap Core Fund)
Other Registered Investment Companies	4	$ 1,162
Other Pooled Investment Vehicles	5	$ 412
Other Accounts	31	$ 614

Performance Fees—OppenheimerFunds and OFI Institutional. The OppenheimerFunds and OFI Institutional portfolio managers do not manage any account with a performance-based fee.

Compensation—OppenheimerFunds and OFI Institutional. Messrs. Vardharaj and Ziehl, and Mr. Schmidt (the “Portfolio Managers”) are employed and compensated by OppenheimerFunds, Inc. and OFI Institutional, respectively, (together, “OppenheimerFunds”), not the fund. Under OppenheimerFunds’ compensation program for its Portfolio Managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of OppenheimerFunds. This is intended to align the Portfolio Managers’ and analysts’ interests with the success of the funds and accounts and their investors. OppenheimerFunds’ compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value.

As of December 31, 2009, each Portfolio Manager’s compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of OppenheimerFunds’ holding company parent. Senior Portfolio Managers may also be eligible to participate in the OppenheimerFunds’ deferred compensation plan.

Base salary. The base pay component of each Portfolio Manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions, to help OppenheimerFunds to attract and retain talent.

Annual discretionary bonus. The annual discretionary bonus is determined by senior management of OppenheimerFunds and is based on a number of factors, including a fund’s pre-tax performance for periods of up to five years, measured against an appropriate benchmark selected by management. The Lipper benchmark with respect to Oppenheimer Main Street Small Cap Fund is Lipper - Small Cap Core Funds. Other factors include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development.

The Portfolio Managers’ compensation is not based on the total value of the fund’s portfolio assets, although the fund’s investment performance may increase those assets. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between Oppenheimer Main Street Small Cap Fund or Oppenheimer Large Cap Core Fund and other funds and accounts managed by the Portfolio Managers. The compensation structure of the other funds managed by the Portfolio Managers is the same as the compensation structure for the funds as described above.

Steps Taken by OppenheimerFunds and OFI Institutional to Address Potential Conflicts of Interest. As indicated above, each of the Portfolio Managers also manages other funds. Potentially, at times, those responsibilities could conflict with the interests of the Oppenheimer Main Street Small Cap Fund and Oppenheimer Large Cap Core Fund. That may occur whether the investment strategies of the other fund are the same as, or different from, the investment objectives and strategies of Oppenheimer Main Street Small Cap Fund and Oppenheimer Large Cap Core Fund. For example, the Portfolio Manager may need to allocate investment opportunities between the fund and another fund having similar objectives or strategies, or he may need to execute transactions for another fund that could have a negative impact on the value of securities held by the fund. Not all funds and accounts advised by the Portfolio Manager have the same management fee. If the management fee structure of another fund is more advantageous to the Portfolio Manager than the fee structure of Oppenheimer Main Street Small Cap Fund and Oppenheimer Large Cap Core Fund, the Portfolio Manager could have an incentive to favor the other fund. However, the Portfolio Manager’s compliance procedures and Code of Ethics recognize the Portfolio Manager’s fiduciary obligations to treat all of its clients, including Oppenheimer Main Street Small Cap Fund and Oppenheimer Large Cap Core Fund, fairly and equitably, and are designed to preclude the Portfolio Managers from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so. At different times, one or more of the funds’ Portfolio Managers may manage other funds or accounts with investment objectives and strategies that are similar to those of Oppenheimer Main Street Small Cap Fund and Oppenheimer Large Cap Core Fund, or may manage funds or accounts with investment objectives and strategies that are different from those of Oppenheimer Main Street Small Cap Fund and Oppenheimer Large Cap Core Fund.

Other Accounts Managed by Portfolio Managers—Pacific Investment Management Company, LLC. The table below provides information as of December 31, 2009 concerning other accounts managed by Andrew Jessop of PIMCO, who is primarily responsible for the day-to-day management of the portfolio of PIMCO High Yield Fund, and William H. Gross who is primarily responsible at PIMCO for the day-to-day management of the portfolio of PIMCO Total Return Fund.

Manager	Total # of Accounts	Total Assets Under Management (in billions)
Andrew Jessop (PIMCO High Yield Fund)
Other Registered Investment Companies	0	$ 0
Other Pooled Vehicles	0	$ 0
Other Accounts	0	$ 0
William H. Gross (PIMCO Total Return Fund)
Other Registered Investment Companies	40	$ 287.01
Other Pooled Vehicles	21	$ 19.98
Other Accounts	65	$ 35.74

Performance Fees—PIMCO. PIMCO receives a fee based upon the performance of certain fee accounts managed by Andrew Jessop and William H. Gross, as shown in the table provided below, as of December 31, 2009.

Manager	Total # of Performance- based Fee Accounts	Total Assets Under Management (in millions)
Andrew Jessop (PIMCO High Yield Fund)
Other Registered Investment Companies	0	$ 0
Other Pooled Vehicles	0	$ 0
Other Accounts	0	$ 0
William H. Gross (PIMCO Total Return Fund)
Other Registered Investment Companies	0	$ 0
Other Pooled Vehicles	4	$ 0.51
Other Accounts	22	$ 12.48

Compensation—PIMCO. PIMCO has adopted a “Total Compensation Plan” for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with the firm’s mission statement.  The Total Compensation Plan includes a significant incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to the firm.  The compensation of portfolio managers consists of a base salary, a bonus, and may include a retention bonus.  Portfolio managers who are Managing Directors of PIMCO also receive compensation from PIMCO’s profits.  Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO’s deferred compensation plan.  PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee’s compensation.  PIMCO’s contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.

Salary and Bonus.  Base salaries are determined by considering an individual portfolio manager’s experience and expertise and may be reviewed for adjustment annually.  Portfolio managers are entitled to receive bonuses, which may be significantly more than their base salary, upon attaining certain performance objectives based on predetermined measures of group or department success.  These goals are specific to individual portfolio managers and are mutually agreed upon annually by each portfolio manager and his or her manager.  Achievement of these goals is an important, but not exclusive, element of the bonus decision process.

In addition, the following non-exclusive list of qualitative criteria (collectively, the “Bonus Factors”) may be considered when determining the bonus for portfolio managers:

▪
3-year, 2-year and 1-year dollar-weighted and account-weighted, pre-tax investment performance as judged against the applicable benchmarks for each account managed by a portfolio manager (including the Funds) and relative to applicable industry peer groups;

▪	Appropriate risk positioning that is consistent with PIMCO’s investment philosophy and the Investment Committee/CIO approach to the generation of alpha;
▪	Amount and nature of assets managed by the portfolio manager;
▪	Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);
▪	Generation and contribution of investment ideas in the context of PIMCO’s secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;
▪	Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;
▪	Contributions to asset retention, gathering and client satisfaction;
▪	Contributions to mentoring, coaching and/or supervising; and
▪	Personal growth and skills added.

A portfolio manager’s compensation is not based directly on the performance of any Fund or any other account managed by that portfolio manager.  Final bonus award amounts are determined by the PIMCO Compensation Committee.

Investment professionals, including portfolio managers, are eligible to participate in a Long Term Cash Bonus Plan (“Cash Bonus Plan”), which provides cash awards that appreciate or depreciate based upon the performance of PIMCO’s parent company, Allianz Global Investors, and PIMCO over a three-year period.  The aggregate amount available for distribution to participants is based upon Allianz Global Investors’ profit growth and PIMCO’s profit growth.  Participation in the Cash Bonus Plan is based upon the Bonus Factors, and the payment of benefits from the Cash Bonus Plan, is contingent upon continued employment at PIMCO.

Key employees of PIMCO, including certain Managing Directors, Executive Vice Presidents, and Senior Vice Presidents, are eligible to participate in the PIMCO Class M Unit Equity Participation Plan, a long-term equity plan.  The Class M Unit Equity Participation Plan grants options on PIMCO equity that vest in years three, four and five.  Upon vesting, the options will convert into PIMCO M Units, which are non-voting common equity of PIMCO.  M Units pay out quarterly distributions equal to a pro-rata share of PIMCO’s net profits.  There is no assured liquidity and they may remain outstanding perpetually.

Profit Sharing Plan.  Instead of a bonus, portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO’s net profits.  Portfolio managers who are Managing Directors receive an amount determined by the Partner Compensation Committee, based upon an individual’s overall contribution to the firm and the Bonus Factors.  Under his employment agreement, William Gross receives a fixed percentage of the profit sharing plan.

Allianz Transaction Related Compensation.  In May 2000, a majority interest in the predecessor holding company of PIMCO was acquired by a subsidiary of Allianz AG (currently known as Allianz SE) (“Allianz”).  In connection with the transaction, Mr. Gross received a grant of restricted stock of Allianz, the last of which vested on May 5, 2005.

Portfolio managers who are Managing Directors also have long-term employment contracts, which guarantee severance payments in the event of involuntary termination of a Managing Director’s employment with PIMCO.

 Steps Taken by PIMCO to Address Potential Conflicts of Interest. From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investments of a Fund, on the one hand, and the management of other accounts, on the other.  The other accounts might have similar investment objectives or strategies as the Funds, track the same index a Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Funds.  The other accounts might also have different investment objectives or strategies than the Funds.

Knowledge and Timing of Fund Trades.  A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of a Fund.  Because of their positions with the Funds, the portfolio managers know the size, timing and possible market impact of a Fund’s trades.  It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of a Fund.

Investment Opportunities.  A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines.  Often, an investment opportunity may be suitable for both a Fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully.  Similarly, there may be limited opportunity to sell an investment held by a Fund and another account.  PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Under PIMCO’s allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO’s investment outlook.  PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Funds and certain pooled investment vehicles, including investment opportunity allocation issues.

Performance Fees.  A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance.  Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to a Fund.  PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between the Funds and such other accounts on a fair and equitable basis over time.

All Asset and All Asset All Authority Funds.  Because the All Asset and the All Asset All Authority Funds invest substantially all of their assets in the Underlying PIMCO Funds, Research Affiliates believes that the potential conflicts of interest discussed above are mitigated.  However, if any PIMCO Sponsored Fund including, without limitation, the PIMCO Funds of Funds, invests in either the EM Fundamental IndexPLUS™ TR Strategy Fund, Fundamental Advantage Total Return Strategy Fund, Fundamental IndexPLUS™ Fund or Fundamental IndexPLUS™ TR Fund, Research Affiliates will waive any fee to which it would be entitled under the RAFI® Sub-Advisory Agreement or EM Sub-Advisory Agreement, as applicable, with respect to any assets of the PIMCO Sponsored Fund invested in such Fund.  Accordingly, PIMCO and Research Affiliates believe that the potential conflicts of interest discussed above also are mitigated.

Other Accounts Managed by Portfolio Managers—Wellington Management Company, LLP.  The table below provides information as of December 31, 2009 concerning other accounts managed by Phillip H. Perelmuter and Paul E. Marrkand of Wellington Management who are primarily responsible for the day-to-day management of the portfolio of WMC Blue Chip Mid Cap Fund and WMC Large Cap Growth Fund, respectively.

Manager	Total # of Accounts	Total Assets Under Management (in billions)
Phillip H. Perelmuter (WMC Blue Chip Mid Cap Fund)
Other Registered Investment Companies	2	$ 4.47
Other Pooled Vehicles	6	$ 0.91
Other Accounts	47	$ 2.38
Paul E. Marrkand (WMC Large Cap Growth Fund)
Other Registered Investment Companies	3	$ 4.61
Other Pooled Vehicles	6	$ 0.63
Other Accounts	5	$ 1.04

Performance Fees—Wellington Management. Wellington Management receives a fee based upon the investment performance of one other registered investment company account managed by Paul E. Marrkand. This account had total assets of approximately $3.26 billion as of December 31, 2009.

Compensation—Wellington Management. Wellington Management receives a fee based on the assets under management of WMC Blue Chip Mid Cap Fund and WMC Large Cap Growth Fund (the “Funds”) as set forth in each Fund’s subadvisory agreement between the Trust on behalf of that fund, the adviser, and Wellington Management. Wellington Management pays its investment professionals out of its total revenues and other resources, including the subadvisory fees earned with respect to each Fund. The following information relates to the fiscal year ended December 31, 2009.

Wellington Management’s compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management’s compensation of each Fund’s manager listed in the prospectus who is primarily responsible for the day-to-day management of the Funds (“Portfolio Managers”) includes a base salary and incentive components. The base salary for each Portfolio Manager, who are partners of Wellington Management, is determined by the Managing Partners of the firm. A partner’s base salary is generally a fixed amount that may change as a result of an annual review. Each Portfolio Manager is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the Fund managed by the Portfolio Manager and generally each other account managed by such Portfolio Manager. Each Portfolio Manager’s incentive payment relating to the relevant Fund is linked to the gross pre-tax performance of the Fund managed by the Portfolio Manager compared to the benchmark index and/or peer group identified below over one and three year periods, with an emphasis on three year results. Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other accounts managed by the Portfolio Managers, including accounts with performance fees.

Portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional’s overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The Portfolio Managers may also be eligible for bonus payments based on their overall contribution to Wellington Management’s business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on factors other than account performance. Each partner of Wellington Management is eligible to participate in a partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula. Messrs. Marrkand and Perelmuter are partners of the firm.

Fund	Benchmark Index and/or Peer Group for Incentive Period
SC WMC Blue Chip Mid Cap Fund	S&P 400 MidCap Index and the Lipper Mid Cap Core Average
SC WMC Large Cap Growth Fund	Russell 1000 Growth Index and the Lipper Large Cap Growth Average

Steps Taken by Wellington Management to Address Potential Conflicts of Interest. Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions, such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. The Portfolio Managers generally manage accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of WMC Blue Chip Mid Cap Fund and WMC Large Cap Growth Fund. The Portfolio Managers make investment decisions for each account, including the relevant Fund, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, the Portfolio Managers may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the relevant Fund and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the relevant Fund.

A Portfolio Manager or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the relevant Fund, or make investment decisions that are similar to those made for the relevant Fund, both of which have the potential to adversely impact the relevant Fund depending on market conditions. For example, an investment professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, a Portfolio Manager may purchase the same security for the relevant Fund and one or more other accounts at or about the same time, and in those instances the other accounts will have access to their respective holdings prior to the public disclosure of the relevant Fund’s holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington Management receives for managing the Funds. Because incentive payments paid by Wellington Management to the Portfolio Managers are tied to revenues earned by Wellington Management, and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by a given Portfolio Manager. Finally, the Portfolio Managers may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.

 Wellington Management’s goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management’s investment professionals. Although Wellington Management does not track the time an investment professional spends on a single account, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional’s various client mandates.

All Funds: Share Ownership by Portfolio Managers. Each of the funds is offered solely as an investment funding vehicle supporting variable annuity and variable life contracts issued by insurance companies affiliated with Sun Life Financial Inc. Shares of the funds are not available directly to the general public or to any individual investor. As of the date of this SAI, none of the portfolio managers beneficially owned shares of any fund.

PRINCIPAL UNDERWRITER AND DISTRIBUTION PLAN

Principal Underwriter. Clarendon Insurance Agency, Inc. (“Clarendon”), One Sun Life Executive Park, Wellesley Hills, Massachusetts, 02481, is the principal underwriter and general distributor for the Trust in connection with the continuous offering of its shares. Clarendon, a registered broker-dealer, also acts as principal underwriter for variable annuities and variable life insurance issued by Sun Life Assurance Company of Canada (U.S.) (“Sun Life U.S.”) and affiliated insurance companies. Clarendon is a wholly-owned subsidiary of Sun Life U.S., which is an indirect subsidiary of Sun Life Financial.

The funds have entered into an underwriting agreement with Clarendon pursuant to which Clarendon agrees to serve as principal underwriter for the distribution of fund shares. The underwriting agreement provides that Clarendon will bear all of the expenses it incurs in connection with the distribution of the funds’ shares, and that Clarendon will receive distribution and service fees from the Trust pursuant to a distribution plan for the Service Class shares of the Trust (discussed below).

The underwriting agreement was approved by the trustees to be effective on February 1, 2004 (or, in the case of those funds for which operations have not yet commenced, upon commencement of operations), and will remain in effect from year to year for each fund if approved by the vote either of the fund’s shareholders or the trustees, including a vote of a majority of the trustees who are not parties to the agreement or “interested persons” of any such party, cast at a meeting called for such purposes. The underwriting agreement may be terminated with respect to any fund on 60 days’ written notice, without payment of any penalty, by the board of trustees of the Trust, by a vote of a majority of the outstanding shares of the relevant fund or by Clarendon.

Distribution and Service Plan (Service Class only). The Trust has adopted a plan of distribution and service pursuant to Rule 12b-1 under the 1940 Act with respect to its Service Class shares (the “Plan”), pursuant to which distribution and service fees are paid to Clarendon. Because the fees are paid out of each funds’ assets attributable to its Service Class shares on an on-going basis, over time these fees will increase the cost of an investor’s investment in Service Class shares and may cost the investor more than paying other types of sales charges.

Pursuant to the Plan, the Trust pays Clarendon to finance any activity primarily intended to result in the sale of Service Class shares, provided the categories of expenses are approved by the board of trustees. The board of trustees has approved the following categories of expenses in respect of which compensation may be paid under the Plan:

•
compensation to and expenses (including overhead, travel and telephone expenses) of Clarendon and any of its affiliates and any of their respective officers, sales representatives and employees who engage in the distribution of Service Class shares;

•
printing and mailing of prospectuses, statements of additional information and reports for other than existing holders of variable annuity or variable life insurance contracts investing indirectly in Service Class shares (“Variable Contracts”);

•
compensation (including incentive compensation) to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of Variable Contracts;

•
expenses relating to the development, preparation, printing and mailing of Trust advertisements, sales literature and other promotional materials describing and/or relating to the Trust Service Class shares;

•	expenses of holding seminars and sales meetings designed to promote the distribution of Trust Service Class shares;

•
expenses of obtaining information and providing explanations to Variable Contract owners regarding Trust investment objectives and policies and other information about the Trust and its series, including the performance of the series;

•	expenses of training sales personnel regarding the Trust Service Class shares;

•	expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the Variable Contracts to the Trust Service Class shares; and

•	expenses of personal services and/or maintenance of Variable Contract owner accounts with respect to Trust Service Class shares attributable to such accounts.

The Plan is of a type commonly known as a “compensation” plan. The fees of the Trust payable to Clarendon pursuant to the Plan are accrued daily at a rate with respect to each fund which may not exceed 0.25% of the fund’s average daily net assets attributable to Service Class shares regardless of the level of expenses actually incurred by Clarendon or others. Consequently, Clarendon may make a profit under the Plan.

The Plan was adopted because of its anticipated benefit to the funds. These anticipated benefits include: increased promotion and distribution of each fund’s shares, an enhancement in each fund’s ability to maintain accounts and improve asset retention, increased stability of net assets for the funds, increased stability in each fund’s positions, and greater flexibility in achieving investment objectives.

In accordance with the Plan, Clarendon will provide to the fund for review by the board of trustees a quarterly written report of the amounts expended under the Plan and the purposes for which such expenditures were made. In the board of trustees’ quarterly review of the Plan, they will consider the continued appropriateness and the level of compensation the Plan provides.

Because amounts paid pursuant to the Plan are paid to Clarendon, the funds’ underwriter, Clarendon and its officers, directors and employees may be deemed to have a financial interest in the operation of the Plan. The officers of the Trust, including Mr. Donnelly, who also serves as a trustee, are employees and officers of affiliates of Clarendon, and thus may be considered to have a direct or indirect financial interest in the Plan. None of the independent trustees has a direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan.

The Plan’s adoption, terms, continuance and termination are governed by Rule 12b-1 under the 1940 Act. The Plan may not be amended to increase materially the annual percentage limitation of average net assets which may be spent for the services described therein without approval of the shareholders of the fund or class of shares affected thereby. Any material amendment to the Plan must also be approved by the trustees in the manner provided in Rule 12b-1.

For the fiscal year ending December 31, 2009, the Trust paid $3,398,193 to Clarendon under the Plan. The Plan was approved by the board of trustees effective February 1, 2004, with respect to the funds of the Trust in existence on that date, and effective at the commencement of operations for each fund established after that date. None of the funds have paid any underwriting commissions in any of the last three fiscal years. Of the amount paid to Clarendon under the Plan in the fiscal year ending December 31, 2009, no portion was retained by Clarendon. Pursuant to Servicing Agreements, Clarendon paid 100% of the amount it received under the Plan to affiliated insurance company service providers as compensatory payments for any type of services permitted under the Plan.

INFORMATION ABOUT THE TRUST’S HISTORY AND ORGANIZATION

Description of the Trust’s Shares. The Trust is an open-end management investment company. Each fund of the Trust discussed herein is diversified, except BlackRock Inflation Protected Bond Fund and Global Real Estate Fund which are not diversified. The Trust is a statutory trust organized under Delaware law. The trustees are responsible for the management and supervision of the funds. The declaration of trust, dated July 13, 1998, as amended, permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest of the funds, without par value. Under the declaration of trust, the trustees have the authority to create and classify shares of beneficial interest in separate funds, without further action by shareholders. As of the date of this SAI, the trustees have authorized 20 funds. Additional funds may be added in the future. The declaration of trust also authorizes the trustees to classify and reclassify the shares of the funds, or any other funds of the Trust, into one or more classes. Pursuant thereto, the trustees have authorized the issuance of two classes of shares of the Trust, designated as Initial Class shares and Service Class shares.

Each share of a class of a fund represents an equal proportionate interest in the assets belonging to that fund. When issued, shares are fully paid and nonassessable. In the event of liquidation of a fund, shareholders of each class of the fund are entitled to share pro rata in the net assets of the fund available for distribution to such shareholders. The Trust reserves the right to create and issue additional funds or classes of shares, in which case the shares of each class of a fund would participate equally in the earnings, dividends and assets allocable to that class of the particular fund. Shares of a fund are freely transferable and have no preemptive, subscription or conversion rights.

The shares of each class of a fund represent an interest in the same portfolio of investments of a fund. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution fees and may bear other expenses properly attributable to the particular class. Service Class shareholders of a fund have exclusive voting rights with respect to the Rule 12b-1 Plan adopted by holders of those shares in connection with the distribution of shares.

In accordance with the provisions of the declaration of trust, the trustees initially determined that shares entitle their holders to one vote per share on any matter on which such shares are entitled to vote. The trustees may determine in the alternative, without the vote or consent of shareholders, that each dollar of net asset value (number of shares owned times net asset value per share) will be entitled to one vote on any matter on which such shares are entitled to vote.

As of December 31, 2009, 100% of the outstanding voting securities of the funds were owned either by a separate account of Sun Life U.S. or Sun Life Insurance and Annuity Company of New York (“Sun Life (N.Y.)”),by the general account of Sun Life Assurance Company of Canada (“Sun Life Canada”) or by one of the trust’s three fund of funds:  Ibbotson Balanced Fund, Ibbotson Growth Fund or Ibbotson Moderate Fund. The percentages owned by each owner are set forth in the table below. Based on these percentages, both Ibbotson Balanced Fund and Ibbotson Growth Fund are presumed to control AllianceBernstein International Value Fund, Columbia Small Cap Value Fund, Invesco Small Cap Fund, Oppenheimer Large Cap Core Fund and WMC Large Cap Growth Fund; Ibbotson Moderate Fund is presumed to control BlackRock Inflation Protected Bond Fund; and Sun Life U.S. is presumed to control all funds except for AllianceBernstein International Value Fund, Columbia Small Cap Value Fund and Oppenheimer Large Cap Core Fund.  In addition, because Sun Life U.S. is presumed to control Ibbotson Balanced Fund, Ibbotson Growth Fund and Ibbotson Moderate Fund, Sun Life U.S. is also presumed to control – indirectly – AllianceBernstein International Value Fund, Columbia Small Cap Fund, Invesco Small Cap Fund, Oppenheimer Large Cap Core Fund, WMC Large Cap Growth Fund and BlackRock Inflation Protected Bond Fund.

Fund	Percentage of Outstanding Voting Securities Owned
	Sun Life U.S.	Sun Life (N.Y.)	Sun Life of Canada	SC Ibbotson Balanced Fund	SC Ibbotson Growth Fund	SC Ibbotson Moderate Fund
SC Ibbotson Balanced Fund	94.1%	5.9%	0.0%*	N/A	N/A	N/A
SC Ibbotson Growth Fund	93.8%	6.2%	0.0%*	N/A	N/A	N/A
SC Ibbotson Moderate Fund	94.9%	5.1%	0.0%*	N/A	N/A	N/A
SC AllianceBernstein International Value Fund	2.9%	0.1%	N/A	39.4%	38.5%	19.1%
SC Columbia Small Cap Value Fund	15.6%	1.3%	N/A	34.2%	26.5%	22.4%
SC Davis Venture Value Fund	63.8%	4.4%	N/A	13.1%	12.1%	6.6%
SC Goldman Sachs Mid Cap Value Fund	63.7%	3.6%	N/A	13.5%	10.5%	8.7%
SC Invesco Small Cap Fund	30.2%	3.1%	N/A	35.5%	31.2%	N/A
SC Lord Abbett Growth & Income Fund	91.1%	6.3%	N/A	N/A	2.6%	N/A
SC Oppenheimer Large Cap Core Fund	14.7%	1.0%	N/A	33.9%	37.2%	13.2%
SC Oppenheimer Main Street Small Cap Fund	90.6%	4.7%	N/A	N/A	4.7%	N/A
SC WMC Blue Chip Mid Cap Fund	71.3%	2.3%	N/A	9.5%	10.6%	6.3%
SC WMC Large Cap Growth Fund	26.1%	2.6%	N/A	26.6%	32.8%	11.9%
Sun Capital Investment Grade Bond Fund	44.3%	2.5%	N/A	22.4%	10.9%	19.9%
Sun Capital Money Market Fund	97.0%	3.0%	N/A	N/A	N/A	N/A
SC BlackRock Inflation Protected Bond Fund	40.9%	2.8%	N/A	21.3%	9.5%	25.5%
SC Goldman Sachs Short Duration Fund	79.7%	6.4%	N/A	6.3%	0.9%	6.7%
SC PIMCO High Yield Fund	64.1%	1.7%	N/A	19.6%	N/A	14.6%
SC PIMCO Total Return Fund	58.2%	5.1%	N/A	14.4%	10.2%	12.1%
Sun Capital Global Real Estate Fund	77.0%	4.6%	N/A	8.0%	10.4%	N/A
*Amount is Less than 0.05%

Each insurance company is the legal owner of shares attributable to variable annuities and variable life insurance policies issued by its separate accounts, and has the right to vote those shares. Pursuant to the current view of the SEC staff, however, each insurance company will vote the shares held in each separate account registered with the SEC in accordance with instructions received from owners of variable annuities or variable life insurance policies issued by that separate account. As to any shares for which such instructions are not received, the insurance company will vote such shares in the same proportions as the shares for which instructions have been received. In addition, all fund shares held by the general account (or any unregistered separate account for which voting privileges are not extended) of each insurance company will be voted by that insurance company in the same proportion as the aggregate of: (i) the shares for which voting instructions are received, and (ii) the shares that are voted in proportion to such voting instructions are received.  Similarly, the adviser will vote all fund shares held by Ibbotson Balanced Fund, Ibbotson Growth Fund or Ibbotson Moderate Fund in the same proportion as the aggregate of: (i) the shares for which voting instructions are received by the insurance companies, and (ii) the shares that are voted in proportion to such voting instructions are received.

There is no minimum number of instructions required to be received from the owners of the variable annuities or variable life insurance policies to obtain a quorum or to satisfy the insurance companies’ proportionate voting requirements. Therefore, a small number of voting instructions from the owners of the variable annuities or variable life insurance policies may have a disproportionate impact on the votes.

The rights, if any, of variable contract holders to instruct an insurance company as to how to vote the shares of a fund are governed by the insurance company’s variable contract. For information on the voting rights under a particular variable contract, see the prospectus offering that variable contract.

Unless otherwise required by the 1940 Act or the declaration of trust, the funds have no intention of holding annual meetings of shareholders. Shareholders may remove a trustee by the affirmative vote of at least two-thirds of the Trust’s outstanding shares. At any time that less than a majority of the trustees holding office were elected by the shareholders, the trustees will call a special meeting of shareholders for the purpose of electing trustees.

Under Delaware law, shareholders of a Delaware statutory trust are protected from liability for acts or obligations of the trust to the same extent as shareholders of a private, for-profit Delaware corporation. In addition, the declaration of trust expressly provides that the Trust has been organized under Delaware law and that the declaration of trust will be governed by Delaware law. It is possible that the Trust might become a party to an action in another state whose courts refuse to apply Delaware law, in which case the Trust’s shareholders could be subject to personal liability.

To mitigate this risk, the declaration of trust: (i) contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of this disclaimer may be given in each agreement, obligation and instrument entered into or executed by the Trust or its trustees, (ii) provides for the indemnification out of Trust or fund property of any shareholders held personally liable for any obligations of the Trust or of the fund and (iii) provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability with respect to a fund is limited to circumstances in which all of the following factors are present: (1) a court refused to apply Delaware law; (2) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (3) the fund itself was unable to meet its obligations. In light of the Delaware law, the nature of the Trust business and the nature of its assets, the risk of personal liability to a shareholder is remote.

The declaration of trust further provides that the Trust will indemnify each of its trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving the trustee or officer, directly or indirectly, by reason of being or having been a trustee or officer of the Trust. The declaration of trust does not authorize the Trust or any fund to indemnify any trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties.

MORE INFORMATION ABOUT HOW THE FUNDS VALUE THEIR SHARES

For purposes of calculating the net asset value (“NAV”) of the shares of the funds, the funds use the following procedures.

The funds generally value equity securities traded on a principal exchange at their last sale price on the day of valuation. The funds generally value equity securities traded on the NASDAQ stock market at the NASDAQ official closing price. The funds generally value equity securities for which no sales are reported on a valuation day, and other securities traded over-the-counter, at the mean between the closing bid and asked prices.

The funds value debt securities on the basis of valuations furnished by a principal market maker or a pricing service, both of which generally use electronic data processing techniques (matrix pricing) to value normal institutional size trading units of debt securities without exclusive reliance upon quoted prices.

The funds value short-term debt instruments that have a remaining maturity of 60 days or less at the time of purchase at amortized cost, which approximates market value.

If market quotations are not readily available or if in the opinion of the adviser or subadviser any quotation or market price is not representative of true market value, the funds may determine the fair value of any security in good faith in accordance with procedures approved by the trustees.

Money Market Fund utilizes the amortized cost valuation method of valuing portfolio instruments in the absence of extraordinary or unusual circumstances. Under the amortized cost method, assets are valued by constantly amortizing over the remaining life of an instrument the difference between the principal amount due at maturity and the cost of the instrument to the fund. The trustees will from time to time review the extent of any deviation of the net asset value, as determined on the basis of the amortized cost method, from net asset value as determined on the basis of available market quotations. If any deviation occurs that may result in unfairness either to new investors or existing shareholders, the trustees will take such actions as they deem appropriate to eliminate or reduce this unfairness to the extent reasonably practicable. These actions may include selling portfolio instruments prior to maturity to realize gains or losses or to shorten the fund’s average portfolio maturity, withholding dividends, splitting, combining or otherwise recapitalizing outstanding shares or using available market quotations to determine net asset value per share.

The funds value foreign securities, if any, on the basis of quotations from the primary market in which they are traded. The fund’s custodian translates assets or liabilities expressed in foreign currencies into U.S. dollars as of the close of the London Stock Exchange on the date of determining a fund’s NAV. The funds will use the fair value of the foreign securities, determined in accordance with the fair value procedures adopted by the Trustees, in place of closing market prices to calculate their net asset values if closing quotations are not available or if it is believed that events between the close of the foreign market and the close of regular trading on the NYSE would materially affect the value of some or all of a particular fund's securities. The fair value pricing procedures recognize that volatility in the U.S. equity markets may cause prices of foreign securities determined at the close of the foreign market or exchange on which the securities are traded to no longer be reliable when the funds’ net asset values are determined.  As a result, at least some of the funds’ foreign equity securities may be valued at their fair value in accordance with the fair value pricing procedures on any day these funds calculate their net asset values.

Each fund determines the NAV of each class of its shares each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. eastern time) by dividing the fund’s net assets attributable to each class of shares by the number of shares of such class outstanding. On any day an international market is closed and the New York Stock Exchange is open, any foreign securities will normally be valued at the prior day’s closing price with the current day’s exchange rate. Trading of foreign securities may take place on Saturdays and U.S. business holidays on which a fund’s NAV is not calculated. Consequently, a fund’s portfolio securities may trade and the NAV of that fund’s shares may be significantly affected on days when a shareholder has no access to that fund.

Each participating insurance company receives orders from its variable annuity contract and variable life insurance policy owners to purchase or redeem shares of the funds each business day. That night, all orders received by that insurance company by the close of regular trading on the New York Stock Exchange on that business day are aggregated, and the insurance company transmits to the fund a net purchase or redemption order for shares of one or more funds by 9:30 a.m. on the morning of the next business day. These orders are executed at the NAV that was computed at the close of the previous business day in order to provide a match between the variable contract and policy owners’ orders to the insurance companies and the insurance companies’ orders to a fund. If an insurance company transmits orders to a fund after 9:30 a.m., the insurance company’s orders for fund shares may be executed at the NAV next computed after the order is actually transmitted to a fund.  Each of Ibbotson Balanced Fund, Ibbotson Growth Fund and Ibbotson Moderate Fund must place their orders to purchase or sell fund shares by the close of regular trading on the New York Stock Exchange each business day in order to receive the NAV computed at the close of that business day.

Redemptions in Kind. Although the funds would not normally do so, each fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities as prescribed by the trustees. When the shareholder sells portfolio securities received in this fashion, a brokerage charge would be incurred. The fund will value securities for the purpose of making a redemption payment at the same value used in determining NAV.

TAXES

Each fund is treated as a separate entity for U.S. federal income tax purposes. Each fund has elected or intends to elect to be treated and to qualify each taxable year as a separate “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, each fund intends to comply with the requirements of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets. Each fund that meets all such requirements will not be subject to U.S. federal income tax on all investment company taxable income and net capital gain earned by such fund, which are distributed to shareholders in accordance with the timing and other requirements of the Code.

In order to qualify as a regulated investment company under the Code, each fund must, among other things: (a) derive at least 90% of its gross income for its taxable year from interest, dividends, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from an interest in a qualified publicly traded partnership (as defined in Section 851(h) of the Code) (the “90% income test”); and (b) diversify its holdings so that at the end of each quarter of each taxable year: (1) at least 50% of the value of the fund’s total assets is represented by: (i) cash and cash items, U.S. government securities, securities of other regulated investment companies, and (ii) other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer and (2) not more than 25% of the value of the fund’s total assets is invested in: (i) the securities (other than U.S. government securities and securities of other regulated investment companies) of any one issuer, (ii) the securities (other than securities of other regulated investment companies) of two or more issuers that the fund controls and that are engaged in the same, similar, or related trades or businesses, or (iii) the securities of one or more qualified publicly traded partnerships.

Each fund also intends to comply with the separate diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder on certain insurance company separate accounts. These requirements, which are in addition to the diversification requirements imposed on a fund by the 1940 Act and Subchapter M of the Code, place certain limitations on assets of each insurance company separate account used to fund variable contracts. Because Section 817(h) and those regulations treat the assets of the fund as assets of the related separate account, these regulations are imposed on the assets of a fund unless a one year start up period exception is available to each separate account investing in the fund. Specifically, the Treasury regulations provide that, except as permitted by the “safe harbor” described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the value of the total assets of a fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account’s total assets is attributable to cash and cash items (including receivables), U.S. government securities and securities of other regulated investment companies. Failure by a separate account to satisfy the Section 817(h) requirements would generally result in adverse tax treatment of the variable contract holders by causing the variable contracts to lose their favorable tax status and requiring a contract holder to include in ordinary income any income accrued under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable U.S. Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction may require a payment to the Internal Revenue Service (“IRS”) based on the lesser of the amount by which the account was nondiversified and the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts. In addition, failure by a fund to qualify as a regulated investment company would subject the fund to federal and state income taxation of all of its taxable income and gain, whether or not distributed to shareholders.

If “seed money” contributed to any fund in connection with its organization exceeds $250,000 or under certain other circumstances, the fund will be subject to a 4% nondeductible federal excise tax on any amounts that were required to be distributed under a prescribed formula but that were not distributed. The formula requires that a fund distribute (or be deemed to have distributed) to its shareholders during each calendar year at least 98% of the fund’s ordinary income for the calendar year, at least 98% of the excess of its capital gains over its capital losses realized during the one-year period ending on October 31 of such year, and any income or gain (as so computed) from the prior calendar year that was not distributed for such year and on which the fund paid no income tax. Each fund intends generally to seek to avoid liability for this tax.

Shares of the funds are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts (the “shareholders”) and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts. An insurance company should consult its own tax adviser regarding whether the dividends, share redemption proceeds and any other payments received from a fund by separate accounts result in U.S. federal income tax liability for the insurance company.

Dividends from net long-term capital gain in excess of net short-term capital loss (“net capital gain”) are treated as long-term capital gain without regard to the length of time a shareholder has held shares of the fund and dividends from “investment company taxable income” (which includes net investment income, net short-term capital gain in excess of net long-term capital loss, and certain net foreign exchange gains) are treated as ordinary income for U.S. federal income tax purposes, whether paid in cash or reinvested in additional shares.

Any dividend declared by a fund as of a record date in October, November or December and paid the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it is declared.

Any dividend (except a daily dividend) paid by a fund shortly after a shareholder’s purchase of shares will have the effect of reducing the net asset value per share by the amount of the dividend distribution. Although such dividends are, in effect, a partial return of the shareholder’s purchase price, they may be taxable as ordinary income or capital gain as described above.

If a fund acquires any equity interest (which under Treasury regulations that may be promulgated in the future will generally include not only stock but also an option to acquire stock such as is inherent in a convertible bond) in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or that hold at least 50% of their assets in investments producing such passive income (“passive foreign investment companies”), that fund could be subject to U.S. federal income tax and additional interest charges on “excess distributions” received from such companies or on gain from the sale of stock in such companies, even if all income or gain actually received by the fund is timely distributed to its shareholders. The fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Elections may generally be available to ameliorate these adverse tax consequences, but such elections could require the applicable fund to recognize taxable income or gain (subject to tax distribution requirements) without the concurrent receipt of cash. These investments could also result in the treatment of capital gains from the sale of stock of passive foreign investment companies as ordinary income. Any fund that is permitted to invest in foreign corporations may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

Foreign exchange gains and losses realized by a fund in connection with certain transactions involving foreign currency-denominated debt securities, certain futures contracts and options relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Under Treasury regulations that may be promulgated in the future, any such transactions that are not directly related to a fund’s investment in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the fund to satisfy the 90% income test. If the net foreign exchange loss for a year were to exceed a fund’s investment company taxable income (computed without regard to such loss), the resulting overall ordinary loss for such year would not be deductible by the fund or its shareholders in future years.

Each fund that invests in foreign countries may be subject to withholding and other taxes imposed by foreign countries, including taxes on interest, dividends, and capital gains, with respect to its investments in those countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. The funds do not expect to satisfy the requirements for passing through to its shareholders their pro rata shares of qualified foreign taxes paid by a fund with the result that shareholders will not be entitled to a tax deduction or credit for such taxes on their tax returns.

Investments in debt obligations that are at risk of or in default may present special tax issues for a fund and, in particular, PIMCO High Yield Fund. Tax rules may not be entirely clear about issues such as when a fund may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and any other issues will be addressed by any fund investing in debt obligations at risk of or in default in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

Each fund that invests in certain pay in-kind securities, zero coupon securities, deferred interest securities, or, in general, any other securities with original issue discount (or with market discount if the fund elects to include market discount in income currently) generally must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, each fund must distribute, at least annually, all or substantially all of its investment company taxable income, including such accrued income, to shareholders to qualify as a regulated investment company under the Code and avoid U.S. federal income tax. Therefore, a fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to borrow the cash, to satisfy distribution requirements.

The treatment of event-linked bonds for U.S. federal income tax purposes is uncertain and will depend on the particular features of each such bond. It is possible that the IRS will provide future guidance with respect to the treatment of instruments like the event-linked bonds or challenge the treatment adopted by a fund for one or more of its event-linked bond investments. A change in the treatment of a fund’s event-linked bond investments that is required as a result of such guidance or an IRS challenge could affect the timing, character and amount of the fund’s income from the event-linked bonds. This, in turn, could affect whether the fund has satisfied the distribution requirements necessary to qualify as a regulated investment company and to avoid a fund-level tax.

For U.S. federal income tax purposes, each fund is permitted to carry forward a net capital loss for any year to offset its own capital gains, if any, for up to eight years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they would not result in U.S. federal income tax liability to a fund and therefore are not expected to be distributed as such to shareholders.

Redemptions and exchanges of fund shares (except, generally, shares of the Money Market Fund) are potentially taxable transactions for shareholders that are subject to tax. Shareholders should consult their own tax advisers to determine whether any particular transaction in fund shares is properly treated as a sale for tax purposes, as the following discussion assumes, and to ascertain its tax consequences in their particular circumstances. Any loss recognized by a shareholder upon the redemption, exchange or other disposition of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. Losses on redemptions or other dispositions of shares may be disallowed under “wash sale” rules in the event of other investments in the same fund (including through automatic reinvestment of dividends and/or capital gain distributions) within a period of 61 days beginning 30 days before and ending 30 days after a redemption or other disposition of shares. In such a case, the disallowed portion of any loss generally would be included in the U.S. federal tax basis of the shares acquired in the other investments.

Under Treasury regulations, if a corporate shareholder recognizes a loss with respect to fund shares of $10 million or more in any single taxable year (or greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. Shareholders who own portfolio securities directly are in many cases excepted from this reporting requirement but, under current guidance, shareholders of regulated investment companies are not excepted. A shareholder who fails to make the required disclosure to the IRS may be subject to substantial penalties. The fact that a loss is reportable under these regulations does not affect the legal determination of whether or not the taxpayer’s treatment of the loss is proper. Shareholders should consult with their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Options written or purchased and futures contracts entered into by a fund on certain securities, indices and foreign currencies, as well as certain foreign currency forward transactions may cause the fund to recognize gains or losses from marking-to-market even though such options may not have lapsed, been closed out, or exercised, or such futures or forward contracts may not have been performed or closed out. The tax rules applicable to these contracts may affect the characterization of some capital gains as long-term or short-term. Certain options, futures and forward contracts relating to foreign currency may be subject to Section 988 of the Code, as described above, and accordingly may produce ordinary income or loss. Additionally, a fund may be required to recognize gain if an option, forward contract, futures contract, short sale or other transaction that is not subject to the mark-to-market rules is treated as a “constructive sale” of an “appreciated financial position” held by a fund under Section 1259 of the Code. Any net mark-to-market gains and/or gains from constructive sales may also have to be distributed to satisfy the distribution requirements referred to above even though a fund may receive no corresponding cash amount, possibly requiring the disposition of portfolio securities or borrowing to obtain the necessary cash. Losses on certain options, futures or forward contracts and/or offsetting positions (fund securities or other positions with respect to which a fund’s risk of loss is substantially diminished by one or more options, futures or forward contracts) may also be deferred under the tax straddle rules of the Code, which may also affect the characterization of capital gains or losses from straddle positions and certain successor positions as long-term or short-term. Certain tax elections may be available that would enable a fund to ameliorate some adverse effects of the tax rules described in this paragraph. The tax rules applicable to options, futures or forward contracts and straddles may affect the amount, timing and character of a fund’s income and gains or losses and hence of its distributions to shareholders.

Certain types of income received by the Global Real Estate Fund from REITs, real estate mortgage conduits (“REMICs”), taxable mortgage pools or other investments may cause the Global Real Estate Fund to designate some or all of its distributions as “excess inclusion income.” Except as otherwise provided in treasury regulations, there is no adjustment to the insurance company separate account reserves to the extent of any excess inclusion with respect to variable contracts. Excess inclusion income cannot be offset against net operating losses of shareholders. Such income, however, can create “unrelated business taxable income” for tax-exempt shareholders that invest directly in a regulated investment company that distributes excess inclusion income such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities. Any such accounts or entities that are owners of variable contracts that are invested in the Global Real Estate Fund should consult their tax advisers and the prospectuses for such contracts as to the tax consequences of owning and receiving distributions or other payments relating to these contracts from the Global Real Estate Fund.

The foregoing discussion relates solely to U.S. federal income tax law as applicable to the funds and certain aspects of their distributions. The discussion does not address special tax rules applicable to insurance companies. Shareholders and contract owners should consult their own tax advisers on these matters and on state, local and foreign tax laws.

BROKERAGE ALLOCATION

Decisions concerning the purchase and sale of portfolio securities and the allocation of brokerage commissions are made by the adviser or subadviser and the officers of the Trust pursuant to recommendations made by the portfolio managers. Orders for purchases and sales of securities are placed in a manner which, in the opinion of the adviser or subadviser, will offer the best price and market for the execution of each transaction. Purchases of portfolio securities from underwriters may include a commission or commissions paid by the issuer, and transactions with dealers serving as market makers reflect a “spread.”

In the U.S. and some other countries, debt securities are generally traded on a net basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on these transactions. In other countries, both debt and equity securities are traded on exchanges at fixed commission rates. Commissions on foreign transactions are generally higher than the negotiated commission rates available in the U.S. There is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the U.S.

Purchases and sales of exchange-traded options and futures will be effected through brokers who charge a commission for their services.

Each fund’s primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. This policy governs the selection of brokers and dealers and the market in which a transaction is executed. The trustees, including a majority of the independent trustees, have approved policies and procedures reasonably designed to prevent persons responsible for selecting a fund’s brokers and dealers from taking into account their promotion or sale of shares of the funds through the sale of variable contracts.

To the extent consistent with the foregoing, each fund will be governed in the selection of brokers and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of the services, including primarily the availability and value of research information (including, for example, proprietary research, publications, and access to databases) and to a lesser extent statistical assistance furnished to the adviser or subadviser, and their value and expected contribution to the performance of the fund. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the adviser or subadviser. The receipt of research information is not expected to reduce significantly the expenses of the adviser or subadviser. The research information and statistical assistance furnished by brokers and dealers may benefit other advisory clients, including affiliated clients, of the adviser or subadviser, and conversely, brokerage commissions and spreads paid by other advisory clients of the adviser or subadviser may result in research information and statistical assistance beneficial to the funds. The funds will not make commitments to allocate portfolio transactions on any prescribed basis. While the adviser’s and subadviser’s officers will be primarily responsible for the allocation of each fund’s brokerage business, those policies and practices must be consistent with the foregoing, and will at all times be subject to review by the trustees.

As permitted by Section 28(e) of the Exchange Act, a fund may pay to a broker which provides brokerage and research services to the fund an amount of disclosed commission, or in the case of riskless principal transactions, transaction costs in excess of the commission which another broker would have charged for effecting that transaction. This practice is subject to a good faith determination by the adviser or subadviser that the price is reasonable in light of the services provided, viewed either in terms of the specific transaction involved in the adviser’s or subadviser’s overall duties to the accounts or the policies that the trustees may adopt from time to time.

During the fiscal year ended December 31, 2009, the following funds directed brokerage transactions to a broker in recognition of third party research services provided to the fund’s adviser or subadviser.

Fund (Both Classes)	Principal Amount of Transactions	Commissions Paid in Transactions
SC Ibbotson Balanced Fund	$ 0	$ 0
SC Ibbotson Growth Fund	$ 0	$ 0
SC Ibbotson Moderate Fund	$ 0	$ 0
SC AllianceBernstein International Value Fund	$ 1,544,196	$ 771
SC Columbia Small Cap Value Fund1	$ 3,825,840	$ 5,281
SC Davis Venture Value Fund	$ 0	$ 0
SC Goldman Sachs Mid Cap Value Fund	$ 0	$ 0
SC Invesco Small Cap Growth Fund	$ 38,403,719	$ 38,978
SC Lord Abbett Growth & Income Fund	$ 0	$ 0
SC Oppenheimer Large Cap Core Fund	$ 10,569,191	$ 13,990
SC Oppenheimer Main Street Small Cap Fund	$ 364,962,174	$ 399,040
SC WMC Blue Chip Mid Cap Fund2	$ 10,644,574	$ 11,911
SC WMC Large Cap Growth Fund2	$ 18,436,245	$ 6,628
Sun Capital Investment Grade Bond Fund	$ 0	$ 0
Sun Capital Money Market Fund	$ 0	$ 0
SC BlackRock Inflation Protected Bond Fund	$ 0	$ 0
SC Goldman Sachs Short Duration Fund	$ 0	$ 0
SC PIMCO High Yield Fund	$ 0	$ 0
SC PIMCO Total Return Fund	$ 0	$ 0
Sun Capital Global Real Estate Fund	$ 0	$ 0

1	Columbia Management Investment Advisers, LLC became the fund’s subadviser on May 1, 2010.

2
The commissions identified as being paid to a broker for third party research services are calculated by applying the subadviser’s firmwide percentage of commissions paid to the broker that would have been applied to the third party research services as a percentage of the subadviser’s total activity with that firm. This calculated percentage is then applied across all of the subadviser’s client accounts to provide a pro rata reporting of the estimated third party soft dollar commission amount. The subadviser also receives research services provided directly by the broker. However, the amount of brokerage attributable to such research services are not readily ascertainable and are not included in the table.

Other investment advisory clients advised by the adviser or subadviser may also invest in the same securities as the funds. When these clients buy or sell the same securities at substantially the same time, the adviser or subadviser may average the transactions as to price and allocate the amount of available investments in a manner which the adviser or subadviser believes to be equitable to each client, including the funds. In individual instances, this investment procedure may adversely affect the price to be paid or received by a fund or the size of the position attainable for it. On the other hand, to the extent permitted by law, the adviser or subadviser may aggregate securities to be sold or purchased for the funds with those to be sold or purchased for other clients managed by it in order to obtain overall best execution for its participating clients.

The following table shows the aggregate amount of brokerage commissions paid by each fund for the fiscal years ended December 31, 2009, 2008 and 2007:

Fund	2009	2008	2007
SC Ibbotson Balanced Fund 1, 2	$ 0	$ 0	N/A
SC Ibbotson Growth Fund 1, 2	$ 0	$ 0	N/A
SC Ibbotson Moderate Fund 1, 2	$ 0	$ 0	N/A
SC AllianceBernstein International Value Fund 1	$ 35,259	$ 6,047	N/A
SC Columbia Small Cap Value Fund 1	$ 82,287	$ 7,157	N/A
SC Davis Venture Value Fund 3	$ 198,742	$ 72,775	$ 18,510
SC Goldman Sachs Mid Cap Value Fund 4	$ 196,100	$ 1,369	N/A
SC Invesco Small Cap Growth Fund 1	$ 42,160	$ 4,611	N/A
SC Lord Abbett Growth & Income Fund 4	$ 482,049	$ 4,552	N/A
SC Oppenheimer Large Cap Core Fund	$ 100,512	$ 47,569	$ 51,933
SC Oppenheimer Main Street Small Cap Fund	$ 519,843	$ 310,572	$ 333,861
SC WMC Blue Chip Mid Cap Fund	$ 185,564	$ 154,013	$ 118,892
SC WMC Large Cap Growth Fund	$ 89,883	$ 173,686	$ 225,848
Sun Capital Investment Grade Bond Fund 5	$ 0	$ 0	$ 0
Sun Capital Money Market Fund 5	$ 0	$ 0	$ 0
SC BlackRock Inflation Protected Bond Fund 1	$ 10,649	$ 110	N/A
SC Goldman Sachs Short Duration Fund 4	$ 47,408	$ 5,811	N/A
SC PIMCO High Yield Fund 4	$ 2,905	$ 48	N/A
SC PIMCO Total Return Fund 1	$ 11,515	$ 18	N/A
Sun Capital Global Real Estate Fund 6	$ 739,807	$ 655,341	$ 296,689

1	The fund commenced operations on October 1, 2008.
2	The fund paid no brokerage commissions for the fiscal year ended December 31, 2009 and 2008 because the fund is a fund of funds and invests in other mutual funds with no sales commissions.
3	The aggregate amount of brokerage commissions paid by the fund in 2008 increased significantly from the amount paid in 2007. The fund experienced an increase in assets during 2008.
4	The fund commenced operations on March 7, 2008.
5
No brokerage commissions were paid by this fund for the fiscal years ended December 31, 2009, 2008 and 2007. This fund invests in fixed income securities which are traded on a principal or spread basis with no separately stated commission.

6	The aggregate amount of brokerage commissions paid by the fund in 2008 increased significantly from the amount paid in 2007 due to a change in the fund’s mandate.

Affiliated brokers. Pursuant to procedures determined by the trustees and subject to the general policies of the Trust and Section 17(e) of the 1940 Act, each subadviser may place securities transactions, including agency cross trades, with brokers with whom it is affiliated (“Affiliated Brokers”).

Section 17(e) of the 1940 Act limits to “the usual and customary broker’s commission” the amount which can be paid by a fund to an Affiliated Broker acting as broker in connection with transactions effected on a securities exchange. The board of trustees, including a majority of the trustees who are not “interested persons” of the Trust or the adviser, has adopted procedures designed to comply with the requirements of Section 17(e) and Rule 17e-1 promulgated thereunder to ensure that the broker’s commission is reasonable and fair compared to the commission received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.

A transaction would not be placed with an Affiliated Broker if a fund would have to pay a commission rate less favorable than similar charges for comparable transactions for the Affiliated Broker’s other unaffiliated customers. No fund will engage in principal transactions with Affiliated Brokers. When appropriate, however, orders for the account of a fund placed by Affiliated Brokers may be combined with orders of their respective customers, in order to obtain a more favorable commission rate. When the same security is purchased for two or more funds or customers on the same day, each fund or customer pays the average price and commissions paid are allocated in direct proportion to the number of shares purchased.

At least annually, each subadviser which uses Affiliated Brokers will furnish to the Trust a statement setting forth the total amount of all compensation retained by the Affiliated Broker in connection with effecting transactions for the account of a fund. The board of trustees reviews and approves all such portfolio transactions on a quarterly basis and the compensation received by Affiliated Brokers in connection therewith. In addition, each subadviser does not allocate trades to affiliates in exchange for brokerage and research products and services of the type sometimes known as “soft dollars.”

For each fund which holds securities of a regular broker-dealer that derives more than 15% of gross revenues from securities-related activities, listed below are the aggregate holdings of the securities of each issuer as of December 31, 2009.

Fund (Both Classes)	Broker-Dealer	Value
SC Ibbotson Balanced Fund	State Street Bank & Trust Company	$ 1,495,000
SC Ibbotson Growth Fund	State Street Bank & Trust Company	$ 1,354,000
SC Ibbotson Moderate Fund	State Street Bank & Trust Company	$ 282,000
SC AllianceBernstein International Value Fund	Credit Suisse Group AG	$ 138,716
	Deutsche Bank AG	$ 657,603
	Macquarie Group, Ltd.	$ 347,055
SC Davis Venture Value Fund	The Goldman Sachs Group, Inc.	$ 2,244,053
	JP Morgan Chase & Co.	$ 9,489,759
	San Paolo IMI U.S. Financial Co.	$ 6,999,924
SC Invesco Small Cap Growth Fund	State Street Bank & Trust Company	$ 695,898
SC Lord Abbett Growth & Income Fund	Bank of America Corp.	$ 10,935,346
	Citigroup, Inc.	$ 4,678,586
	State Street Corp.	$ 2,644,184
SC Oppenheimer Large Cap Core Fund	Bank of America Corp.	$ 715,350
	The Goldman Sachs Group, Inc.	$ 1,671,516
	State Street Corp.	$ 326,550
SC Oppenheimer Main Street Small Cap Fund	Investment Technology Group, Inc.	$ 94,757
SC WMC Blue Chip Mid Cap Fund	State Street Bank & Trust Company	$ 2,456,000
SC WMC Large Cap Growth Fund	The Goldman Sachs Group, Inc.	$ 2,746,689
	Morgan Stanley	$ 769,038
	State Street Bank & Trust Company	$ 1,111,000
	State Street Corp.	$ 705,609
Sun Capital Investment Grade Bond Fund	Barclays Bank PLC	$ 2,996,547
	Citigroup, Inc.	$ 1,005,408
	Countrywide Financial Corp.	$ 330,579
	HSBC Finance Corp.	$ 5,999,603
	JPMorgan Chase & Co.	$ 1,000,308
	Morgan Stanley	$ 2,751,941
Sun Capital Money Market Fund	Bank of America NA	$ 5,000,000
	GE Capital Corp.	$ 7,000,000
	Goldman Sachs Group, Inc.	$ 17,599,673
	JPMorgan Chase & Co.	$ 3,402,031
	Morgan Stanley	$ 5,005,882
	State Street Corp.	$ 5,499,884
SC Goldman Sachs Short Duration Fund	Bank of America Corp.	$ 25,028,929
	The Bear Stearns Cos., LLC.	$ 16,810,884
	Citigroup, Inc.	$ 38,148,911
	Morgan Stanley	$ 3,655,687
SC PIMCO High Yield	Bank of America Corp.	$ 879,688
	Barclays Bank PLC	$ 2,471,257
	Citigroup, Inc.	$ 385,000
	JP Morgan Chase & Co.	$ 103,146
	Lehman Brothers Holdings, Inc.	$ 10,063
SC PIMCO Total Return	Bank of America Corp.	$ 1,643,891
	Barclays Bank PLC	$ 2,041,569
	Bear Stearns Co., Inc.	$ 105,766
	Citigroup, Inc.	$ 11,825,983
	Countrywide Financial Corp.	$ 2,229,173
	Deutsche Bank AG	$ 327,067
	JP Morgan Chase & Co.	$ 3,255,508
	The Goldman Sachs Group, Inc.	$ 2,679,312
	Morgan Stanley	$ 3,076,703
	Royal Bank of Scotland Group PLC	$ 8,078,076
	State Street Corp.	$ 134,848

 FINANCIAL STATEMENTS

The Trust’s audited financial statements for the fiscal year ended December 31, 2009 from the Trust’s annual report are incorporated by reference into this statement of additional information. The financial statements for the fiscal year ended December 31, 2009 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, dated February 25, 2010, which is incorporated herein by reference, and has been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

APPENDIX A

RATINGS

MOODY’S INVESTORS SERVICE, INC.

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment at some time in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack the characteristics of desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

STANDARD & POOR’S RATINGS GROUP

AAA: Debt rated AAA has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B: Debt rated BB and B is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

FITCH RATINGS

Investment Grade

AAA: Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. ‘AA’ ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events. ‘A’ Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

A: High credit quality. ‘A’ ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good credit quality. ‘BBB’ ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB: Bonds are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor satisfying its debt service requirements.

B: Highly speculative. ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A ‘CC’ rating indicates that default of some kind appears probable. ‘C’ ratings signal imminent default.

DDD, DD, D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. ‘DDD’ obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. ‘DD’ indicates potential recoveries in the range of 50%-90% and ‘D’ the lowest recovery potential (i.e., below 50%).

Entities rated in this category have defaulted on some or all of their obligations. Entities rated ‘DDD’ have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated ‘DD’ and ‘D’ are generally undergoing a formal reorganization or liquidation process; those rated ‘DD’ are likely to satisfy a higher portion of their outstanding obligations, while entities rated ‘D’ have a poor prospect of repaying all obligations.

Notes:

“+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ category or to categories below ‘CCC’.

‘NR’ indicates that Fitch Ratings does not publicly rate the issuer or issue in question.

‘Withdrawn’: A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

A Rating Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable, or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are “stable” could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend and in these cases, the Rating Outlook may be described as “evolving”.

APPENDIX B

PERSONS TO WHOM INVESCO PROVIDES
NON-PUBLIC PORTFOLIO HOLDINGS INFORMATION ON AN ONGOING BASIS
(As of December 31, 2009)

SERVICE PROVIDER                                                                                                          DISCLOSURE CATEGORY
Charles River Systems, Inc.                                                                                                System Provider
F T Interactive Data Corporation                                                                                                Pricing Vendor
Glass, Lewis & Co.                                                                                                System Provider
Institutional Shareholder Services, Inc.                                                                                                          Proxy Voting Service
ITG, Inc.                                                                                                Pricing Vendor
MarkIt Group Limited                                                                                                Pricing Vendor
Ness USA                                                                                                System provider
OMGEO Oasys                                                                                                Trading System
Reuters America, LLC                                                                                                Pricing Service
StarCompliance, Inc.                                                                                                System Provider
State Street Bank and Trust Company                                                                                                          Custodian
Stradley Ronon Stevens & Young, LLP                                                                                                Legal Counsel
Thomson Information Services Incorporated                                                                                                Software Provider

APPENDIX C

LORD ABBETT’S LIST OF FUND PORTFOLIO INFORMATION RECIPIENTS
(As of March 10, 2010)

The following is a list of the third parties that are eligible to receive portfolio holdings or related information pursuant to ongoing arrangements under the circumstances described above under Portfolio Holdings:

Portfolio Holdings*

Abel/Noser Corp.	Monthly
Base-Two Investment Systems, Inc.	Daily
Becker, Burke Associates	Monthly
Bell GlobeMedia Publishing Co.	Monthly
Berthel Schutter	Monthly
Bloomberg L.P.	Daily
Branch Bank and Trust	Upon Request
Callan Associates Inc.	Monthly
Cambridge Associates LLC	Monthly
Cardinal Investment Advisors LLC	Upon Request
Citigroup/The Yield Book, Inc.	Daily
CJS Securities, Inc.	Daily
CL King & Associates	Monthly
Concord Advisory Group Ltd.	Monthly
Curcio Webb	Monthly
Deloitte & Touche LLP	Annually
DeMarche Associates, Inc.	Upon Request
Edward D. Jones & Co., L.P.	Monthly
Evaluation Associates, LLC	Monthly
FactSet Research Systems, Inc.	Daily
Financial Model Co. (FMC)	Daily
Frank Russell Company	Upon Request
Fund Evaluation Group, LLC	Quarterly
Hartland & Co.	Monthly
Inforlago IT Ltd.	Upon Request
ING Life Insurance and Annuity Company / ING Insurance Company of America	Upon Request
Institutional Shareholder Services, Inc. (ISS)	Daily
Investortools Inc.	Daily
Ipreo	Upon Request
Jefferies & Co., Inc.	Monthly
Jeffrey Slocum & Associates, Inc.	Monthly
JP Morgan Securities, Inc.	Monthly
Kirkpatrick & Lockhart Preston Gates Ellis LLP (counsel to Lord, Abbett & Co. LLC)	Upon Request
LCG Associates, Inc.	Upon Request
Lipper Inc., a Reuters Company (tech)	Monthly
Longbow Research	Monthly
Louise Yamada Technical Research Advisors, LLC	Upon Request
Marquette Associates	Upon Request
Merrill Communications LLC	Upon Request
Merrill Lynch, Pierce, Fenner & Smith, Inc.	Monthly
Morningstar Associates, Inc., Morningstar, Inc.	Daily
MSCI Barra	Daily
Natixis Bleichroeder, Inc.	Upon Request
Nock, Inc.	Daily
Prime Buchholz & Associates, Inc.	Upon Request
Rabil Stock Research, LLC	Upon Request
RBC Capital Markets Corporation	Upon Request
Reuters America LLC	Daily
Robert W. Baird & Co. Incorporated	Upon Request
Rocaton Investment Advisors, LLC	Monthly
Rogerscasey	Monthly
SG Constellation LLC	Daily
Sidoti & Company, LLC	Upon Request
State Street Corporation	Daily
Stifel, Nicholaus & Co. Inc.	Quarterly
Stratford Advisory Group. Inc.	Upon Request
Sungard Expert Solutions, Inc.	Daily
The Marco Consulting Group	Monthly
Wall Street Source	Daily
Watershed Investment Consultants	Quarterly
Watson Wyatt Worldwide	Monthly
Wilmer Cutler Pickering Hale and Dorr LLP	Upon Request

*
The Fund may provide its portfolio holdings to (a) third parties that render services to the Fund relating to such holdings (i.e., pricing vendors, ratings organizations, custodians, external administrators, independent registered public accounting firms, counsel, etc.) as appropriate to the service being provided to the Fund, on a daily, monthly, calendar quarterly or annual basis, and (b) third party consultants on a daily, monthly or calendar quarterly basis for the purpose of performing their own analyses with respect to the Fund within one day following each calendar period end.

*
The Fund may provide its portfolio holdings to (a) third parties that render services to the Fund relating to such holdings (i.e., pricing vendors, ratings organizations, custodians, external administrators, independent registered public accounting firms, counsel, etc.) as appropriate to the service being provided to the Fund, on a daily, monthly, calendar quarterly or annual basis, and (b) third party consultants on a daily, monthly or calendar quarterly basis for the purpose of performing their own analyses with respect to the Fund within one day following each calendar period end.

APPENDIX D

CMIA’S LIST OF FUND PORTFOLIO INFORMATION RECIPIENTS
(As of December 31, 2009)

The following is a list of ongoing portfolio holding disclosure arrangements:

IDENTITY OF RECIPIENT	COMPENSATION/ CONSIDERATION RECEIVED	CONDITIONS/RESTRICTIONS ON USE OF INFORMATION	FREQUENCY OF DISCLOSURE
Standard & Poor’s	None	Use to maintain ratings for certain Money Market Funds.	Weekly
InvestorTools, Inc.	None	Access granted solely for the purpose of testing back office conversion of trading systems.	Real time
ING Insurance Company	None	Access granted for specific Columbia Funds for ING’s creation of client/shareholder materials. ING may not distribute materials until the holdings information is made public.	Quarterly
Glass-Lewis & Co.	None	Access in connection with testing the firm’s proxy services.	Daily
CMS Bondedge	None	Access when assisting in resolving technical difficulties with application used by the Advisor’s Fixed Income Portfolio Management team as an analytical and trading tool.	Ad hoc
Linedata Services, Inc.	None	Access when assisting in resolving technical difficulties with the software for the LongView Trade Order Management System.	Ad hoc
JP Morgan	None	Access to provide the Advisor’s High Yield portfolio management team with peer group analysis reports for purposes of analyzing the portfolio.	Monthly
Malaspina Communications	None	Use to facilitate writing, publishing and mailing Columbia Fund shareholder reports and communications including shareholder letters and management’s discussion of Columbia Fund performance.	Quarterly
Evare LLP	None	Use for standardizing and reformatting data according to the Advisor’s specifications for use in the reconciliation process.	Daily
Factset Research Data Systems, Inc.	None	Use for provision of quantitative analytics, charting and fundamental data to the Advisor and Marsico, sub-advisor to certain Columbia Funds.	Daily
RR Donnelley/WE Andrews	None	Access as printers for the Columbia Funds’ prospectuses, supplements, SAIs, fact sheets and brochures.	Monthly
Merrill Corporation	None	Use to provide fulfillment of the Columbia Funds’ prospectuses, supplements, SAIs and sales materials.	Monthly
Citigroup	None
Access when assisting in resolving technical difficulties with Yield Book, an analytic software program that the Advisor uses to perform ongoing risk analysis and management of certain fixed income Columbia Funds and fixed income separately managed accounts.

Daily
Institutional Shareholder Services (ISS)	None	Proxy voting administration and research on proxy matters utilized by MacKay Shields LLC, sub-advisor for certain Columbia Funds.	Daily
Cogent Consulting LLC	None	Utilized by Marsico, sub-advisor for certain Columbia Funds, to facilitate the evaluation of commission rates and to provide flexible commission reporting.	Daily
Moody’s	None	Ongoing portfolio surveillance for ratings it maintains on the Money Market Funds.	Monthly
Kynex	None	Use to provide portfolio attribution reports.	Daily
Bowne & Co.	None	Use for printing of the following materials: prospectuses, supplements and SAIs.	Monthly/ quarterly
Bloomberg	None	Use for portfolio analytics.	Daily
Barclays Point	None	Use for analytics including risk and attribution assessment.	Daily
Broadridge Financial Solutions, Inc.	None	Proxy voting and research utilized by Marsico, sub-advisor to certain Columbia Funds.	Daily
Investment Technology Group, Inc. (ITG, formerly known as Macgregor)	None	Order management system utilized by Marsico, sub-advisor for certain Columbia Funds that stores trading data and is used for trading and compliance purposes.	Ad hoc
Advent/AXP	None	Portfolio accounting system utilized by Marsico, sub-advisor to certain Columbia Funds, for both portfolio accounting and internal recordkeeping purposes.	Ad hoc
Investment Technology Group, Inc. (ITG, formerly known as Plexus Group)	None	Evaluation and assessment of trading activity, execution and practices by the Advisor.	Five days after quarter-end
BANA and State Street Bank	None	Credit analysis performed by lenders.	Ad hoc
State Street	None	Use to provide custodian services.	Real time
Lipper	None	Use to create metrics for board and executive management reporting, product and marketing analysis, and fund performance.	Daily
Morningstar, Inc.	None	Use for independent research and ranking of Columbia Funds.	Daily

APPENDIX E

PROXY VOTING POLICIES AND PROCEDURES

Information regarding how a fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available, (1) without charge, upon request, by calling (toll-free) 800-432-1102 x1687; and (2) on the Securities and Exchange Commission’s (“SEC’s”) website at http://www.sec.gov.

Sun Capital Advisers Trust’s Proxy Voting Policies and Procedures follow:

Sun Capital Advisers Trust
Proxy Voting Policies and Procedures
(As of October 2008)

Definitions:

“Adviser” shall mean Sun Capital Advisers LLC in its capacity as the investment adviser to the Sun Capital Global Real Estate Fund; Davis Advisors in its capacity as the investment subadviser to the SC Davis Venture Value Fund; OppenheimerFunds in its capacity as the investment subadviser to the SC Oppenheimer Main Street Small Cap Fund and SC Oppenheimer Large Cap Core Fund; Wellington Management Company, L.L.P. in its capacity as the investment subadviser to the SC WMC Blue Chip Mid Cap Fund and SC WMC Large Cap Growth Fund; Lord,Abbett & Co. LLC in its capacity as the investment subadviser to the SC Lord Abbett Growth & Income Fund; Goldman Sachs Asset Management, L.P. in its capacity as the investment subadviser to the SC Goldman Sachs Mid Cap Value Fund and SC Goldman Sachs Short Duration Fund; Pacific Investment Management Company LLC  in its capacity as the investment subadviser to the SC PIMCO  High Yield Fund and SC PIMCO Total Return Fund; Ibbotson Associates, Inc. in its capacity as the investment subadviser to the SC Ibbotson Moderate Fund, the SC Ibbotson Balanced Fund and the SC Ibbotson Growth Fund; Columbia Management Advisors, LLC in its capacity as the investment subadviser to the SC Columbia Small Cap Value Fund; Invesco Advisers, Inc. in its capacity as the investment subadviser to the SC Invesco Small Cap Growth Fund; AllianceBernstein L.P. as the investment subadviser to the SC AllianceBernstein International Value Fund; and BlackRock Financial Management, Inc. as the investment subadviser to the SC BlackRock Inflation Protected Bond Fund.

“Adviser’s proxy voting policy” shall mean each Adviser’s proxy voting policy to be applied to holdings of the relevant Fund, as amended from time to time and approved by the Sun Capital Board of Trustees.

“Board” shall mean the Board of Trustees of Sun Capital Advisers Trust.

“Fund” or “Funds” shall mean each series of Sun Capital Advisers Trust.

“Proxy Voting Committee” shall mean each Adviser’s committee or other equivalent body delegated with the responsibility to oversee the Adviser’s proxy voting process.

Adoption of Each Adviser’s Proxy Voting Policy and Delegation.  The provisions of each Adviser’s proxy voting policy are hereby incorporated herein by this reference and adopted as each relevant Fund’s proxy voting policies and procedures.  The Board, on behalf of each Fund, has delegated to the relevant Adviser responsibility for voting all proxies for which the Fund is entitled to vote in accordance with the relevant Adviser’s proxy voting policy, and each Adviser has accepted such delegation.  Each Fund and its delegated Adviser are listed in Appendix A.  The delegation by the Board of the authority to vote proxies relating to portfolio securities of the Funds is entirely voluntary and may be revoked by the Board, in whole or in part, at any time.

Limitations on Adviser’s Responsibilities:  Notwithstanding the above delegation of proxy voting authority to an Adviser:

Unjustifiable Costs:  An Adviser may abstain from voting a Fund proxy in a specific instance if in its good faith determination, the costs involved in voting such proxy cannot be justified (e.g., costs associated with obtaining translations of relevant proxy materials in voting proxies of non-U.S. securities) in light of the benefits to the Fund of voting.  In accordance with the Adviser’s duties, it shall in appropriate cases weigh the costs and benefits of voting proxy proposals and shall make an informed decision with respect to whether voting a given proxy proposal is prudent.  The Adviser’s decision shall take into account the effect that the Fund’s vote, either by itself or together with other votes, is expected to have on the value of the Fund’s investment and whether this expected effect would outweigh the cost of voting.

Board Direction: Notwithstanding the foregoing delegation to an Adviser, the Board may from time to time direct an Adviser to vote the relevant Fund’s proxies in a manner that is different from the guidelines set forth in the Adviser’s proxy voting policy.  After its receipt of any such direction, the Adviser shall follow such direction for proxies for which the stockholder meeting has not been held and the vote not taken.

Shareblocking: Shareblocking occurs when certain foreign countries “freeze” company shares from trading at the custodian/sub-custodian level in order to vote proxies relating to those shares.  In markets where shareblocking occurs, the custodian or sub-custodian automatically freezes shares prior to a shareholder meeting until a proxy has been voted.  Shareblocking typically takes place between one and fifteen (15) days before the shareholder meeting, depending on the market.  In markets where shareblocking applies, there is a potential for a pending trade to fail if trade settlement takes place during the blocking period.  Depending upon market practice and regulations, shares can sometimes be unblocked, allowing the trade to settle but negating the proxy vote.  Each Adviser may determine whether or not to vote securities that are subject to shareblocking, depending on the applicable restrictions on trade settlement and the materiality of the proxy to the relevant Fund.

Securities on Loan:  The Funds may participate in securities lending programs to generate additional income.  Generally, voting rights pass with the securities on loan; however, lending agreements may give the lender the right to terminate the loan and recall loaned securities provided sufficient notice is provided to the custodian bank in advance of the voting deadline.  Each Fund’s policy is generally not to vote securities on loan unless the Adviser of the relevant Fund has knowledge of a material voting event that could affect the value of the loaned securities.  In this event, the Adviser may recommend that the Fund instruct its custodian to call back the loaned securities in order to cast a vote at the upcoming shareholder meeting.

Subdelegation: An Adviser may delegate its responsibilities under these Proxy Voting Policies and Procedures to a third party, provided that no such delegation shall relieve the Adviser of its responsibilities hereunder and the Adviser shall retain final authority and fiduciary responsibility for proxy voting.  If an Adviser delegates such responsibilities, the Adviser shall monitor the delegate’s compliance with these Proxy Voting Policies and Procedures.

Expenses of Proxy Voting: Each Adviser shall generally bear all expenses associated with voting the relevant Fund’s proxies provided, however, that each Fund may be responsible for certain costs associated with voting proxies of non-U.S. securities.  Each Fund shall be responsible for those costs incurred in order to comply with the requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”) or rules adopted thereunder, relating to the compilation and retention of information required to be contained in reports required to be filed on Form N-PX, the preparation and filing of reports on Form N-PX, the preparation, amendment and retention of these policies and communications with shareholders concerning the availability of these procedures and the Fund’s proxy voting record, including the cost of printing and mailing such information as required.

Conflicts of Interest:  Each Adviser has developed procedures for addressing proxy proposals that may present a material conflict between the interests of a Fund on the one hand and the relevant Adviser and its affiliates, directors, officers, employees (and other similar persons) on the other hand (a “potential conflict”).  Potential conflicts will be assessed on a proposal-by-proposal basis, and an actual or potential conflict with respect to one proposal in a proxy shall not indicate that an actual or potential conflict exists with respect to any other proposal in such proxy.  Each Adviser shall use commercially reasonable efforts to determine whether an actual or potential conflict may exist, and an actual or potential conflict shall be deemed to exist if and only if one or more members of the relevant Adviser’s Proxy Voting Committee actually knew or reasonably should have known of the actual or potential conflict.

Without limiting the generality of the foregoing, each Adviser’s Proxy Voting Committee may resolve a potential conflict in any of the following manners:

(i)
If the proposal that gives rise to an actual or potential conflict is specifically addressed in the relevant Adviser’s proxy voting policy, the Adviser may vote the proxy in accordance with the pre-determined policies and guidelines set forth in that proxy voting policy; provided that such pre-determined policies and guidelines involve little or no discretion on the part of the Adviser;

The Adviser may disclose the actual or potential conflict to the Board and obtain the Board’s consent before voting in the manner approved by the Board;

The Adviser may engage an independent third-party to determine how the proxy should be voted; or

The Adviser may, where feasible, establish an ethical wall or other informational barriers between the person(s) that are involved in the potential conflict and the person(s) making the voting decision in order to insulate the decision maker from the actual or potential conflict.

Approval of Material Changes: Each Adviser shall promptly submit to the Board in writing any material changes to the Adviser’s proxy voting policy.  Unless objected to by the Board within six months after such submission, the Board shall be deemed to have approved the change on the six month anniversary of such submission (unless such change was earlier approved by the Board).

Reports to the Board: At each quarterly meeting of the Board, each Adviser shall submit a report to the Board describing:

(i)
Any issues arising under these Proxy Voting Policies and Procedures since the last report to the Board, including but not limited to, information about conflicts of interest relating to the portfolio securities of the relevant Fund; and

Any proxy votes taken by the Adviser on behalf of the relevant Fund since the last report to the Board which were exceptions from the Adviser’s proxy voting policy and the reasons for any such exceptions.

In addition, no less frequently than annually, each Adviser shall furnish to the Board, and the Board shall consider, a written report describing any recommended changes in existing policies based upon the Adviser’s experience under these Proxy Voting Policies and Procedures, evolving industry practices and developments in applicable laws or regulations.

Annual Review: At least annually, the Board shall review these Proxy Voting Policies and Procedures to determine their sufficiency and shall make and approve any changes that it deems necessary from time to time.

Annual Filing: Each Fund shall file an annual report of each proxy voted with respect to portfolio securities of the Fund during the twelve-month period ended June 30 on Form N-PX not later than August 31st of each year.

Disclosures: Each Fund shall include in its registration statement:

A description of these Proxy Voting Policies and Procedures and of the Adviser’s proxy voting policies; and

A statement disclosing that information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Fund’s toll-free telephone number, or through a specified Internet address; or both; and on the Securities and Exchange Commission’s (the “SEC’s”) website.

Each Fund shall include in its annual and semi-annual reports to shareholders:

A statement disclosing that a description of the policies and procedures used by or on behalf of the Fund to determines how to vote proxies relating to the Fund’s portfolio securities is available without charge, upon request, by calling the Fund’s toll-free telephone number; or through a specified Internet address, if applicable; and on the SEC’s website; and

A statement disclosing the information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ending June 30th is available without charge, upon request, by calling the Fund’s toll-free telephone number; or through a specified Internet address; or both; and on the SEC’s website.

Maintenance of Records: Each Adviser shall maintain at its principal place of business the proxy records of the relevant Fund in accordance with the requirements and interpretations of the Investment Company Act of 1940 and the Investment Advisers Act of 1940, as amended (the “Advisers Act”), except that:

Each Adviser may, but need not, maintain proxy statements that it receives regarding the relevant Fund’s securities to the extent that such proxy statements are available on the SEC’s EDGAR system; and

Each Adviser may also rely upon a third party to maintain records required to be maintained under the Advisers Act.

On behalf of Sun Capital, the Chief Compliance Officer (CCO) or designee, obtains information from the portfolio managers regarding (a) any issues and conflicts under proxy procedures and (b) any proxy votes taken that were exceptions.  The CCO (or designee) is to periodically inquire regarding the quarterly reporting of conflicts, issues in voting, exceptions and changes to proxy voting policies on the part of the Adviser and sub-advisers. Evidence of review is located in the Compliance Log. The CCO reports to the Board regarding such matters.

Appendix A

Fund	Delegated Adviser	Exhibit
Sun Capital Global Real Estate Fund	Sun Capital Advisers LLC	A
SC AllianceBernstein International Value Fund*	AllianceBernstein L.P.	B
SC BlackRock Inflation Protected Bond Fund*	BlackRock Financial Management, Inc.	C
SC Davis Venture Value Fund	Davis Selected Advisers, LP	D
SC Goldman Sachs Mid Cap Value Fund SC Goldman Sachs Short Duration Fund	Goldman Sachs Asset Management, L.P.	E
SC Ibbotson Moderate Fund* SC Ibbotson Balanced Fund* SC Ibbotson Growth Fund*	Ibbotson Associates, Inc.	F
SC Invesco Small Cap Growth Fund*	Invesco Advisers, Inc.	G
SC Lord Abbett Growth & Income Fund	Lord, Abbett & Co. LLC.	H
SC Oppenheimer Main Street Small Cap Fund SC Oppenheimer Large Cap Core Fund	OppenheimerFunds, Inc.	I
SC PIMCO High Yield Fund SC PIMCO Total Return Fund*	Pacific Investment Management Company, LLC	J
SC Columbia Small Cap Value Fund*	Columbia Management Investment Advisers, LLC	K
SC WMC Blue Chip Mid Cap Fund SC WMC Large Cap Growth Fund	Wellington Management Company, LLP	L

* This Appendix was revised in October 2008 to reflect additional funds.

EXHIBIT A

SUN CAPITAL ADVISERS LLC
Proxy Voting Policies and Procedures
(As of September 2008)

Sun Capital Advisers LLC (the “Adviser”) has adopted the following policies and procedures regarding proxy voting for securities held in its clients’ accounts in response to proxies solicited by the issuers of such securities.  These Proxy Voting Policies and Procedures are designed to maintain the Adviser’s fiduciary obligation to act in the best interest of its clients as shareholders.

Rule 206(4)-6 under the Investment Advisers Act of 1940 states that advisers must adopt proxy policies reasonably designed to ensure that the adviser votes proxies in the best interests of its clients, including addressing material conflicts of interest, disclose to clients information about its proxy voting policies and maintain certain records related to proxy voting.

The Adviser takes responsibility for voting proxies for each of its clients that have provided the Adviser with express written authorization to do so.  All proxies received by the Adviser will be voted based upon the Adviser’s instructions and/or policies. To assist it in analyzing proxies, the Adviser subscribes to an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, record keeping and vote disclosure services. The Adviser does not consider recommendations from any third party to be determinative of the ultimate decision.  Generally, the Adviser will vote the proxies on behalf of its clients, consistent with its fiduciary duty to maximize the economic value of its clients’ investments.

 Any questions about these policies and procedures should be directed to the Adviser’s Chief Compliance Officer.

I. Proxy Voting Committee

The Adviser has a Proxy Voting Committee that is responsible for administering and overseeing the proxy voting process.  The Proxy Voting Committee’s responsibilities include:

•	Developing, maintaining and implementing these Proxy Voting Policies and Procedures;
•	Developing and maintaining Proxy Voting Guidelines (attached hereto as Exhibit A) for the Adviser’s use in casting votes on specific types of proxy proposals;
•	Overseeing the proxy voting process, including the identification and resolution of any material conflicts of interest that the Adviser may encounter in the process; and
•	Selecting and overseeing any third party vendors retained by the Adviser to perform proxy review, voting, or recordkeeping services.

The members of the Proxy Voting Committee will include the Chief Investment Officer, the Chief Legal Officer, and other individuals with portfolio management, administration, or compliance expertise as may be designated from time to time.

II. Proxy Voting Process

A. In General:
The Adviser will vote proxies in accordance with the Proxy Voting Guidelines, or will direct any third party vendor retained to provide proxy voting services to vote. However, the Adviser is not obligated to follow these Proxy Voting Guidelines in every case and may vote, or instruct any third party vendor to vote, differently from the guideline when warranted.

A proxy proposal will receive further review, including a review for potential material conflicts of interest, in circumstances where:

•	The Proxy Voting Guidelines call for a case-by-case analysis of a specific type of proposal presented in a proxy;
•	The Proxy Voting Guidelines do not address a specific type of proposal presented in a proxy; or
•	Investment Personnel wish to vote differently from the Proxy Voting Guidelines on a specific proposal presented in a proxy.

Sun Capital may authorize a third party vendor to vote in accordance with its own guidelines in cases where the Proxy Voting Guidelines of Sun Capital do not address a specific type of proposal presented in a proxy.

A client that has provided the Adviser with expressed written authorization to vote proxies may from time to time direct the Adviser to vote its’ proxies in a manner that is different from the guidelines set forth in the Adviser’s Proxy Voting Guidelines. The Adviser shall follow such client direction for proxies for which the stockholder meeting has not been held and the vote not taken, and will notify any third party on how the client directs the vote to be taken.

In addition, there may be instances in which the Adviser may be unable to vote or may determine not to vote a proxy on behalf of one or more of its clients.  Such instances may include:

1.
Unjustifiable Costs.  The Adviser may abstain from voting a proxy in a specific instance if, in its good faith determination, the costs involved in voting such proxy cannot be justified (e.g., costs associated with obtaining translations of relevant proxy materials in voting proxies of non-U.S. securities) in light of the benefits to the client.  In accordance with the Adviser’s duties, it shall, in appropriate cases, weigh the costs and benefits of voting the proxy proposals and shall make an informed decision with respect to whether voting a given proxy proposal is prudent.  The Adviser’s decision shall take into account the effect that the client’s vote, either by itself or together with other votes, is expected to have on the value of the client’s investment and whether this expected effect would outweigh the cost of voting.

2.
Shareblocking.  Shareblocking occurs when certain foreign countries “freeze” company shares from trading at the custodian/sub-custodian level in order to vote proxies relating to those shares.  In markets where Shareblocking occurs, the custodian or sub-custodian will automatically freeze shares prior to a shareholder meeting until a proxy has been voted.  Shareblocking typically takes place between one (1) and fifteen (15) days before the shareholder meeting, depending on the market.  In markets where Shareblocking applies, there is a potential for a pending trade to fail if trade settlement takes place during the blocking period.  Depending upon market practice and regulations, shares can sometimes be unblocked, allowing the trade to settle but negating the proxy vote. Accordingly, the Proxy Voting Committee may determine not to vote shares that are subject to Shareblocking, depending on the applicable restrictions on trade settlement and the materiality of the proxy to the client.

3.
Securities on Loan.  Some clients of the Adviser may participate in securities lending programs to generate additional income.  Generally, voting rights pass with the securities on loan; however, lending agreements may give the lender the right to terminate the loan and recall loaned securities provided sufficient notice is provided to the custodian bank in advance of the voting deadline.  However, efforts to recall loaned securities are not always successful.  The Adviser’s policy is generally not to vote securities on loan.  If the Adviser has knowledge of a material voting event that could affect the value of the loaned securities, the Adviser may recommend that a client instruct its custodian to call back the loaned securities in order to cast a vote at the upcoming shareholder meeting.

4.
Inadequate Information or Immaterial Impact.  The Adviser may be unable to enter an informed vote in certain circumstances due to inadequate information from the proxy statement or the sponsor of the proxy proposal, and may abstain from voting in those situations.  Proxy materials not delivered in a timely fashion may prevent analysis or entry of a vote by voting deadlines.  In instances where the aggregate shareholding to be voted on behalf of clients is less than 1% of shares outstanding, or the proxy matters are deemed not material to shareholders or the issuer,  the Adviser may determine not to enter a vote.

B. Special Process for Fund-of-Funds Clients:
When voting shares of a core fund (“core fund”) held by Fund-of-funds in the Trust, the Adviser (relying on Section 12(d)(1)(G) of the 1940 Act) will employ echo voting (voting proxies relating to shares of the core fund in the same proportion as the vote of all other holders of the core fund).

1.
In instances where the Trust’s Fund-of-funds are the sole shareholder(s) of a core fund, and both the Fund-of-funds and the core fund are voting on identical proposals, the Adviser will echo vote the proxies of the core fund to match that of the Fund-of-funds.

2.
In instances where the Trust’s Fund-of-funds are the sole shareholder(s) of a core fund, and the Fund-of-funds is not voting on identical proposals as the core fund, the Adviser generally will vote the proxies according to the Proxy Voting Procedures.

III. Identifying and Resolving Material Conflicts of Interest

The Adviser takes responsibility for identifying and resolving all material proxy-related conflicts of interest in the best interests of the client.  As described under the Proxy Voting Process, the Adviser will review proxy proposals where the Proxy Voting Guidelines either require case-by-case analysis, do not address the issues, or the Adviser wishes to vote differently from the Proxy Voting Guidelines.  In those instances, a Proxy Reviewer designated by the Proxy Voting Committee shall review the proxy proposals to assess the extent, if any, to which there may be a material conflict between the interests of a client and any of the Adviser, its affiliates, directors, officers, personnel (and other similar persons).  The Proxy Reviewer shall assess proxy proposals on a proposal-by-proposal basis, and an actual or potential conflict with respect to one proposal in a proxy shall not indicate that an actual or potential conflict exists with respect to any other proposal in such proxy.

If the Proxy Reviewer determines that an actual or potential conflict may exist, the Proxy Reviewer shall promptly report the matter to the Proxy Voting Committee.  The chairman of the Proxy Voting Committee shall determine whether an actual or potential conflict exists and is authorized to resolve any such conflict in a manner that is in the collective best interests of the Adviser’s clients (excluding any client that may itself have a potential conflict regarding the matter).  Without limiting the generality of the foregoing, a potential conflict may be resolved in any of the following manners:

1.	The Adviser may disclose the actual or potential conflict to the client or clients and obtain the client’s written direction as to how to vote the proxy;
2.	The Adviser may engage an independent third party to determine how the proxy should be voted; or
3.
The Adviser may, where feasible, establish an ethical wall or other informational barriers between the person(s) that are involved in the potential conflict and the person(s) making the voting decision in order to insulate the decision maker from the actual or potential conflict.

4.
If the Fund-of-funds are the sole shareholder(s) of a core fund, and there is a material conflict of interest or a material economic interest between the Adviser and the core fund, then the Adviser will seek voting instructions from the shareholders of the Fund-of-funds and will vote the proxies of the core fund in the same proportion as the instructions received (by the deadline) from the shareholders.

The Proxy Voting Committee shall establish commercially reasonable efforts to determine whether an actual or potential conflict may exist, and an actual or potential conflict shall be deemed to exist if and only if one or more members of the Proxy Voting Committee actually knew or reasonably should have known of it.

IV. Disclosure

The Adviser shall provide clients, upon written request, with copies of these Proxy Voting Policies and Procedures, the Proxy Voting Guidelines, and all related reports, with such frequency as required, to fulfill obligations under applicable law or as reasonably requested by the clients.  The Adviser’s Proxy Voting Policies and Procedures may be amended from time to time by the Adviser.  Upon reasonable written request from a client, the Adviser shall provide the client with specific information about how the Adviser voted proxies for the securities held in the client’s account.

Recordkeeping

Pursuant to Section 204-2 of the Investment Advisers Act of 1940, the Adviser shall maintain records relating to the implementation of these Proxy Voting Policies and Procedures, including:
•	A copy of these Proxy Voting Policies and Procedures;
•	Proxy statements received regarding client securities that are not otherwise available on EDGAR or maintained by a third party;
•	A record of each vote cast (which may be maintained by a third party);
•	A copy of any documentation created by the Adviser that memorializes or was otherwise material to a decision on how to vote a proxy on behalf of a client; and
•	Each written client request for proxy voting records and the Adviser’s response to any such client request for such records.

Such records shall be maintained for a period of five (5) years, with the first two (2) years in an easily accessible place.

The Chief Compliance Officer (or designee) is to confirm that the various provisions of this Proxy Voting Policy have been upheld.  An attestation signed by either the Chief Investments Officer (or designee) will be provided to the Compliance Department on a quarterly basis.  To substantiate the attestation, forensic testing will be conducted by the CCO or designee, and will be evidenced in the Compliance Log.  Testing may be unannounced and will be conducted on an annual basis.

Sun Capital Advisers LLC Proxy Voting Guidelines

Table B

Composition and Role of the Board of Directors

▪	Election of Directors	For
▪	Repeal Classified Board	For
▪	Adopt Director Tenure/Retirement Age	Against
▪	Minimum Stock Ownership by Directors	For
▪	Adopt Director & Officer Indemnification	For
▪	Allow Special Interest Representation to Board	Against
▪	Require Board Independence	For
▪	Require Board Committees to be Independent	For
▪	Require a Separation of Chair and CEO or Require a Lead Director	For
▪	Boards not Amending Policies That are Supported by a Majority of Shareholders	Withhold vote*
* on all Directors seeking election the following year
▪	Approve Directors’ Fees	For
▪	Approve Bonuses for Retiring Directors	Against
▪	Elect Supervisory Board/Corporate Assembly	For
▪	Fix Board Size or Designate a Range for Board Size	For
▪	Permit Management to Alter Board Size without Shareholder Approval	Against
▪	Directors May Be Removed Only For Cause	Against
▪	Permit Shareholders to Elect Directors to Fill Board Vacancies	For

Management Compensation

▪	Adopt/Amend Stock Option Plans	Case-by-Case
▪	Adopt/Amend Employee Stock Purchase Plans	For
▪	Eliminate Golden Parachutes	For
▪	Expense Future Stock Options	For
▪	Shareholder Approval of All Stock Option Plans	For
▪	Shareholder Approval of Future Severance Agreements Covering Senior Executives	For
▪	Recommend Senior Executives Own and Hold Company Stock, not including Options	For
▪	Disclose All Executive Compensation	For
▪	Implement a 401(k) Savings Plan for Employees	For

Reporting of Results

▪	Approve Financial Statements	For
▪	Set Dividends and Allocate Profits	For
▪	Limit Non-Audit Services Provided by Auditors	For
▪	Ratify Selection of Auditors and Set Their Fees	For
▪	Elect Statutory Auditors	For

Shareholder Voting Rights

▪	Adopt Cumulative Voting	Against
▪	Redeem or Vote on Poison Pill	For
▪	Authorize Blank Check Preferred Stock	Against
▪	Eliminate Right to Call a Special Meeting	Against
▪	Increase Supermajority Vote Requirement	Against
▪	Adopt Anti-Greenmail Provision	For
▪	Restore Preemptive Rights	Case-by-Case
▪	Adopt Confidential Voting	For
▪	Approve Unequal Voting Rights	Against
▪	Remove Right to Act by Written Consent	Against
▪	Approve Binding Shareholder Proposals	Case-by-Case
▪	Submit Poison Pill for Shareholder Ratification	For

Capital Structure

▪	Increase Authorized Common Stock	Case-by-Case
▪	Approve Merger or Acquisition	Case-by-Case
▪	Approve Technical Amendments to Charter	Case-by-Case
▪	Opt Out of State Takeover Statutes	For
▪	Consider Non-Financial Effects of Mergers	Against
▪	Authorize Share Repurchase	For
▪	Authorize Trade in Company Stock	For
▪	Issue Debt Instruments	For
▪	Create New Class of Common Stock with Superior Voting Rights	Against
▪	Increase Authorized Common Stock for the Explicit Purpose of Implementing a Shareholder Rights Plan (Poison Pill)	Against
▪	Implement a Reverse Stock Split when the Number of Authorized Shares will be Proportionately Reduced	For
▪	Implement Reverse Stock Split to Avoid Delisting	For

Social Issues

▪	Endorse the Ceres Principles	Case-by-Case
▪	Disclose Political and PAC Gifts	For
▪	Require Adoption of International Labor Organization’s Fair Labor Principles	Case-by-Case

Miscellaneous
▪	Approve Other Business	Abstain
▪	Approve Reincorporation	Case-by-Case
▪	Authorize Management to Adjourn Meeting	Against
▪	Change Company Name	For

 EXHIBIT B
AllianceBernstein L.P.
Proxy Voting Policies and Procedures
(As of May 2009)

1.	Introduction

As a registered investment adviser, AllianceBernstein L.P. (“AllianceBernstein”, “we” or “us”) has a fiduciary duty to act solely in the best interests of our clients.  We recognize that this duty requires us to vote client securities in a timely manner and make voting decisions that are in the best interests of our clients.  Consistent with these obligations, we will disclose our clients’ voting records only to them and as required by mutual fund vote disclosure regulations.  In addition, the proxy committees may, after careful consideration, choose to respond to surveys regarding past votes.

This statement is intended to comply with Rule 206(4)-6 of the Investment Advisers Act of 1940.  It sets forth our policies and procedures for voting proxies for our discretionary investment advisory clients, including investment companies registered under the Investment Company Act of 1940.  This statement applies to AllianceBernstein’s investment groups investing on behalf of clients in both U.S. and non-U.S. securities.

2.	Proxy Policies

This statement is designed to be responsive to the wide range of proxy voting subjects that can have a significant effect on the investment value of the securities held in our clients’ accounts.  These policies are not exhaustive due to the variety of proxy voting issues that we may be required to consider.  AllianceBernstein reserves the right to depart from these guidelines in order to make voting decisions that are in our clients’ best interests.  In reviewing proxy issues, we will apply the following general policies:

2.1.	Corporate Governance

AllianceBernstein’s proxy voting policies recognize the importance of good corporate governance in ensuring that management and the board of directors fulfill their obligations to shareholders.  We favor proposals promoting transparency and accountability within a company.  We support the appointment of a majority of independent directors on key committees and generally support separating the positions of chairman and chief executive officer, except in cases where a company has sufficient counter-balancing governance in place.  Because we believe that good corporate governance requires shareholders to have a meaningful voice in the affairs of the company, we generally will support shareholder proposals which request that companies amend their by-laws to provide that director nominees be elected by an affirmative vote of a majority of the votes cast.  Furthermore, we have written to the SEC in support of shareholder access to corporate proxy statements under specified conditions with the goal of serving the best interests of all shareholders.

2.2.	Elections of Directors

Unless there is a proxy fight for seats on the Board or we determine that there are other compelling reasons for withholding votes for directors, we will vote in favor of the management proposed slate of directors.  That said, we believe that directors have a duty to respond to shareholder actions that have received significant shareholder support.  Therefore, we may withhold votes for directors (or vote against directors in non-U.S. markets) who fail to act on key issues such as failure to implement proposals to declassify boards, failure to implement a majority vote requirement, failure to submit a rights plan to a shareholder vote or failure to act on tender offers where a majority of shareholders have tendered their shares.  (We may vote against directors under these circumstances if the company has adopted a majority voting policy because, if a company has adopted such a policy, withholding votes from directors is not possible.)  In addition, we will withhold votes for directors who fail to attend at least seventy-five percent of board meetings within a given year without a reasonable excuse, and we may abstain or vote against directors of non-U.S. issuers where there is insufficient information about the nominees disclosed in the proxy statement.  Also, we will generally not withhold votes for directors who meet the definition of independence promulgated by the primary exchange on which the company’s shares are traded or set forth in the code we determine to be best practice in the country where the subject company is domiciled.  Finally, because we believe that cumulative voting in single shareholder class structures provides a disproportionately large voice to minority shareholders in the affairs of a company, we will generally vote against such proposals and vote for management proposals seeking to eliminate cumulative voting. However, in dual class structures (such as A&B shares) where the shareholders with a majority economic interest have a minority voting interest, we will generally vote in favor of cumulative voting.

2.3.	Appointment of Auditors

AllianceBernstein believes that the company is in the best position to choose its auditors, so we will generally support management's recommendation.  However, we recognize that there are inherent conflicts when a company’s independent auditor performs substantial non-audit services for the company.  The Sarbanes-Oxley Act of 2002 prohibits certain categories of services by auditors to U.S. issuers, making this issue less prevalent in the U.S.  Nevertheless, in reviewing a proposed auditor, we will consider the fees paid for non-audit services relative to total fees and whether there are other reasons for us to question the independence or performance of the auditors.

2.4.	Changes in Legal and Capital Structure

Changes in a company’s charter, articles of incorporation or by-laws are often technical and administrative in nature.  Absent a compelling reason to the contrary, AllianceBernstein will cast its votes in accordance with management’s recommendations on such proposals.  However, we will review and analyze on a case-by-case basis any non-routine proposals that are likely to affect the structure and operation of the company or have a material economic effect on the company.  For example, we will generally support proposals to increase authorized common stock when it is necessary to implement a stock split, aid in a restructuring or acquisition, or provide a sufficient number of shares for an employee savings plan, stock option plan or executive compensation plan.  However, a satisfactory explanation of a company's intentions must be disclosed in the proxy statement for proposals requesting an increase of greater than 100% of the shares outstanding.  We will oppose increases in authorized common stock where there is evidence that the shares will be used to implement a poison pill or another form of anti-takeover device.  We will support shareholder proposals that seek to eliminate dual class voting structures.

2.5.	Corporate Restructurings, Mergers and Acquisitions

AllianceBernstein believes proxy votes dealing with corporate reorganizations are an extension of the investment decision.  Accordingly, we will analyze such proposals on a case-by-case basis, weighing heavily the views of our research analysts that cover the company and our investment professionals managing the portfolios in which the stock is held.

2.6.	Proposals Affecting Shareholder Rights

AllianceBernstein believes that certain fundamental rights of shareholders must be protected.  We will generally vote in favor of proposals that give shareholders a greater voice in the affairs of the company and oppose any measure that seeks to limit those rights.  However, when analyzing such proposals we will weigh the financial impact of the proposal against the impairment of shareholder rights.

2.7.	Anti-Takeover Measures

AllianceBernstein believes that measures that impede corporate transactions (such as takeovers) or entrench management not only infringe on the rights of shareholders but may also have a detrimental effect on the value of the company.  Therefore, we will generally oppose proposals, regardless of whether they are advanced by management or shareholders, when their purpose or effect is to entrench management or excessively or inappropriately dilute shareholder ownership.  Conversely, we support proposals that would restrict or otherwise eliminate anti-takeover or anti-shareholder measures that have already been adopted by corporate issuers.  For example, we will support shareholder proposals that seek to require the company to submit a shareholder rights plan to a shareholder vote.  We will evaluate, on a case-by-case basis, proposals to completely redeem or eliminate such plans.  Furthermore, we will generally oppose proposals put forward by management (including the authorization of blank check preferred stock, classified boards and supermajority vote requirements) that appear to be anti-shareholder or intended as management entrenchment mechanisms.

2.8.	Executive Compensation

AllianceBernstein believes that company management and the compensation committee of the board of directors should, within reason, be given latitude to determine the types and mix of compensation and benefits offered to company employees.  Whether proposed by a shareholder or management, we will review proposals relating to executive compensation plans on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned.  In general, we will analyze the proposed plan to ensure that shareholder equity will not be excessively diluted taking into account shares available for grant under the proposed plan as well as other existing plans. We generally will oppose plans that allow stock options to be granted with below market value exercise prices on the date of issuance or permit re-pricing of underwater stock options without shareholder approval.  Other factors such as the company’s performance and industry practice will generally be factored into our analysis.  In markets where remuneration reports are not required for all companies (for instance, in the U.S. such reports are required only for companies that receive funds from the Troubled Asset Relief Program (“TARP”) but not other companies), we will generally support shareholder proposals asking the board to adopt a policy (i.e., “say on pay”) that the company’s shareholders be given the opportunity to vote on an advisory resolution to approve the compensation committee’s report. Although “say on pay” votes are by nature only broad indications of shareholder views, they do lead to more compensation-related dialogue between management and shareholders and help ensure that the important common objective of management and shareholders is met, which is maximizing the value of the company.  In markets where votes to approve remuneration reports are required, we review the reports on a case-by-case basis. With respect to companies that receive governmental assistance through government programs such as TARP, we will generally oppose shareholder proposals that seek to impose greater executive compensation restrictions on subject companies than are required under the applicable program because such restrictions could create a competitive disadvantage for the subject company. We believe the U.S. Securities and Exchange Commission (“SEC”) took appropriate steps to ensure more complete and transparent disclosure of executive compensation when it issued its modified executive compensation disclosure rules in 2006.  Therefore, while we will consider them on a case-by-case basis, we generally vote against shareholder proposals seeking additional disclosure of executive and director compensation, including proposals that seek to specify the measurement of performance-based compensation, if the company is subject to SEC rules.  Finally, we will support requiring a shareholder vote on management proposals to provide severance packages that exceed 2.99 times the sum of an executive officer’s base salary plus bonus that are triggered by a change in control.  Finally, we will support shareholder proposals requiring a company to expense compensatory employee stock options (to the extent the jurisdiction in which the company operates does not already require it) because we view this form of compensation as a significant corporate expense that should be appropriately accounted for.

2.9.	Social and Corporate Responsibility

AllianceBernstein will review and analyze on a case-by-case basis proposals relating to social, political and environmental issues to determine whether they will have a financial impact on shareholder value.  We will vote against proposals that are unduly burdensome or result in unnecessary and excessive costs to the company with no discernable benefits to shareholders.  We may abstain from voting on social proposals that do not have a readily determinable financial impact on shareholder value.

3.	Proxy Voting Procedures

3.1.	Proxy Voting Committees

Our growth and value investment groups have formed separate proxy voting committees to establish general proxy policies for AllianceBernstein and consider specific proxy voting matters as necessary.  These committees periodically review these policies and new types of corporate governance issues, and decide how we should vote on proposals not covered by these policies. When a proxy vote cannot be clearly decided by an application of our stated policy, the proxy committee will evaluate the proposal.  In addition, the committees, in conjunction with the analyst that covers the company, may contact corporate management, interested shareholder groups and others as necessary to discuss proxy issues.  Members of the committees include senior investment personnel and representatives of the Legal and Compliance Department.  The committees may also evaluate proxies where we face a potential conflict of interest (as discussed below).  Finally, the committees monitor adherence to these policies.

3.2.	Conflicts of Interest

AllianceBernstein recognizes that there may be a potential conflict of interest when we vote a proxy solicited by an issuer whose retirement plan we manage or administer, who distributes AllianceBernstein-sponsored mutual funds, or with whom we have, or one of our employees has, a business or personal relationship that may affect (or may be reasonably viewed as affecting) how we vote on the issuer’s proxy.  Similarly, AllianceBernstein may have a potentially material conflict of interest when deciding how to vote on a proposal sponsored or supported by a shareholder group that is a client.  We believe that centralized management of proxy voting, oversight by the proxy voting committees and adherence to these policies ensures that proxies are voted based solely on our clients’ best interests.  Additionally, we have implemented procedures to ensure that our votes are not the product of a material conflict of interest, including: (i) on an annual basis, the proxy committees taking reasonable steps to evaluate (A) the nature of AllianceBernstein’s and our employees’ material business and personal relationships (and those of our affiliates) with any company whose equity securities are held in client accounts and (B) any client that has sponsored or has a material interest in a proposal upon which we will be eligible to vote;  (ii) requiring anyone involved in the decision making process to disclose to the chairman of the appropriate proxy committee any potential conflict that he or she is aware of (including personal relationships) and any contact that he or she has had with any interested party regarding a proxy vote;  (iii) prohibiting employees involved in the decision making process or vote administration from revealing how we intend to vote on a proposal in order to reduce any attempted influence from interested parties;  and (iv) where a material conflict of interests exists, reviewing our proposed vote by applying a series of objective tests and, where necessary, considering the views of third party research services to ensure that our voting decision is consistent with our clients’ best interests.

Because under certain circumstances AllianceBernstein considers the recommendation of third party research services, the proxy committees take reasonable steps to verify that any third party research service is, in fact, independent taking into account all of the relevant facts and circumstances.  This includes reviewing the third party research service’s conflict management procedures and ascertaining, among other things, whether the third party research service (i) has the capacity and competency to adequately analyze proxy issues, and (ii) can make recommendations in an impartial manner and in the best interests of our clients.

3.3.	Proxies of Certain Non-U.S. Issuers

Proxy voting in certain countries requires “share blocking.”  Shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting with a designated depositary.  During this blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares are returned to the clients’ custodian banks.  Absent compelling reasons to the contrary, AllianceBernstein believes that the benefit to the client of exercising the vote is outweighed by the cost of voting (i.e. not being able to sell the shares during this period).  Accordingly, if share blocking is required we generally choose not to vote those shares.

In addition, voting proxies of issuers in non-US markets may give rise to a number of administrative issues that may prevent AllianceBernstein from voting such proxies.  For example, AllianceBernstein may receive meeting notices without enough time to fully consider the proxy or after the cut-off date for voting.  Other markets require AllianceBernstein to provide local agents with power of attorney prior to implementing AllianceBernstein’s voting instructions.  Although it is AllianceBernstein’s policy to seek to vote all proxies for securities held in client accounts for which we have proxy voting authority, in the case of non-US issuers, we vote proxies on a best efforts basis.

3.4.	Loaned Securities

Many clients of AllianceBernstein have entered into securities lending arrangements with agent lenders to generate additional revenue.  AllianceBernstein will not be able to vote securities that are on loan under these types of arrangements.  However, under rare circumstances, for voting issues that may have a significant impact on the investment, we may request that clients recall securities that are on loan if we determine that the benefit of voting outweighs the costs and lost revenue to the client or fund and the administrative burden of retrieving the securities.

3.5.	Proxy Voting Records

Clients may obtain information about how we voted proxies on their behalf by contacting their AllianceBernstein administrative representative.  Alternatively, clients may make a written request for proxy voting information to:  Mark R. Manley, Senior Vice President & Chief Compliance Officer, AllianceBernstein L.P., 1345 Avenue of the Americas, New York, NY 10105.

[ALTERNATIVE LANGUAGE FOR U.S. MUTUAL FUNDS]

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge.  Simply visit AllianceBernstein’s web site at www.alliancebernstein.com, go to the Securities and Exchange Commission’s web site at www.sec.gov or call AllianceBernstein at (800) 227-4618.

EXHIBIT C
BlackRock Advisors, LLC
Proxy Voting Policies and Procedures
(As of December 2009)

1. INTRODUCTION TO BLACKROCK

BlackRock is the world’s preeminent asset management firm and a premier provider of global investment management, risk management and advisory services to institutional and individual clients around the world. With more than $3.3 trillion1 in assets under management, BlackRock offers a wide range of investment strategies and product structures to meet clients’ needs, including individual and institutional separate accounts, mutual funds, and other pooled investment vehicles and the industry-leading iShares exchange traded funds. Through BlackRock Solutions®, we offer risk management, strategic advisory and enterprise investment system services to a broad base of clients with portfolios totaling approximately US$7.25 trillion.1

2. PHILOSOPHY ON CORPORATE GOVERNACE

BlackRock’s corporate governance program is focused on protecting and enhancing the economic value of the companies in which it invests on behalf of clients.  We do this through engagement with boards and management of investee companies and, for those clients who have given us authority, through voting at shareholder meetings.

We believe that there are certain fundamental rights attached to share ownership: companies should be accountable to shareholders for the use of their money, companies and their boards should be structured with appropriate checks and balances to ensure that they operate in shareholders’ interests, effective voting rights are central to the rights of ownership and there should be one vote for one share.  Key elements of shareholder protection include protection against excessive dilution, the election of directors and the appointment of auditors.  Specifically, shareholders should have the right to elect, remove and nominate directors and to amend the corporate charter or by-laws.  Shareholders should also be able to vote on matters that are material to the protection of their investment including but not limited to changes to the purpose of the business, the distribution of income and the capital structure.  In order to exercise these rights in their own best interests, we believe shareholders have the right to sufficient and timely information to be able to take an informed view of the performance of the company and management.

Our focus is on the board of directors, as the agents of shareholders, who should set the company’s strategic aims within a framework of prudent and effective controls which enables risk to be assessed and managed.  The board should provide direction and leadership to the management and oversee their performance.  Our starting position is to be supportive of boards in their oversight efforts on our behalf and the items of business they put to a shareholder vote at shareholder meetings.  Votes against or withheld from resolutions proposed by the board are a signal that we are concerned that the directors or management have either not acted in the interests of shareholders or have not responded adequately to shareholder concerns communicated to it regarding the strategy or management of a company.

These principles set out our approach to engaging with companies, provide guidance on our position on the key aspects of corporate governance and outline how these might be reflected in our voting decisions. Corporate governance practices vary internationally and our expectations in relation to individual companies are based on the legal and regulatory framework of each market.  However, we do believe that there are some overarching principles of corporate governance that apply globally.  We assess voting matters on a case-by-case basis and in light of a company’s unique circumstances.  We are interested to understand from the company’s reporting the approach taken, particularly where it is different from the usual market practice and to understand how it benefits shareholders.

BlackRock also believes that shareholders are responsible for exercising oversight of, and promoting due care in, the stewardship of their investment in a company.  These ownership responsibilities include, in our view, engaging in certain circumstances with management or board members on corporate governance matters, voting proxies in the best long-term economic interests of shareholders and engaging with regulatory bodies to ensure a sound policy framework consistent with promoting long-term shareholder value creation.  Institutional shareholders also have responsibilities to their clients to have appropriate resources and oversight structures.  BlackRock’s approach to oversight in relation to its corporate governance activities is set out in section 4.

3. CORPORATE GOVERNANCE, ENGAGEMENT AND VOTING

We recognize that accepted standards of corporate governance differ between markets but we believe that there are sufficient common threads globally to identify an overarching set of principles.  The primary objective of our corporate governance activities is the protection and enhancement of our clients’ investments in public corporations.  Thus, these principles focus on practices and structures that we consider to be supportive of long-term value creation.  We discuss below the principles under six key themes.  In our regional and market-specific voting guidelines we explain how these principles inform our voting decisions in relation to specific resolutions that may appear on the agenda of a shareholder meeting in the relevant market.

The six key themes are:

Boards and directors
Accounting and audit-related issues
Capital structure, mergers, asset sales and other special transactions
Remuneration and benefits
Social, ethical and environmental issues
General corporate governance matters

At a minimum we would expect companies to observe the accepted corporate governance standard in their domestic market or to explain why doing so is not in the interests of shareholders.  Where company reporting and disclosure is inadequate or the approach taken is inconsistent with our view of what is in the best interests of shareholders we will engage with the company and/or use our vote to encourage better practice.  In making voting decisions, we take into account research from external proxy advisors, other internal and external research and academic articles, information published by the company or provided through engagement and the views of our equity portfolio managers.

BlackRock views engagement as an important activity; engagement provides BlackRock with the opportunity to improve our understanding of investee companies and their governance structures, so that our voting decisions may be better informed.  Engagement also allows us to share our philosophy and approach to investment and corporate governance with issuers to enhance their understanding of our objectives.  There are a range of approaches we may take in engaging companies depending on the nature of the issue under consideration, the company and the market.

Boards and directors

The performance of the board is critical to the economic success of the company and to the protection of shareholders’ interests. Board members serve as agents of shareholders in overseeing the operation and strategic direction of the company.  For this reason, BlackRock focuses on directors in many of its engagements and sees the election of directors as one of its most important responsibilities in the proxy voting context.

We expect the board of directors to promote and protect shareholder interests by:

establishing an appropriate corporate governance structure;
overseeing and supporting management in setting strategy;
ensuring the integrity of financial statements;
making decisions regarding mergers, acquisitions and disposals;
establishing appropriate executive compensation structures; and
addressing business issues including social, ethical and environmental issues when they have the potential to materially impact company reputation and performance.
There should be clear definitions of the role of the board, the sub-committees of the board and the senior management such that the responsibilities of each are well understood and accepted.  Companies should report publicly the approach taken to governance (including in relation to board structure) and why this approach is in the interest of shareholders.  We will engage with the appropriate directors where we have concerns about the performance of the board or the company, the broad strategy of the company or the performance of individual board members.  Concerns about individual board directors may include their membership on the board of a different company where that board has performed poorly and failed to protect shareholder interests.

BlackRock believes that directors should stand for re-election on a regular basis.  We assess directors nominated for election or re-election in the context of the composition of the board as a whole.  There should be detailed disclosure of the relevant credentials of the individual directors in order that shareholders can assess the caliber of an individual nominee.  We expect there to be a sufficient number of independent directors on the board to ensure the protection of the interests of all shareholders.  Common impediments to independence include but are not limited to:

current employment at the company or a subsidiary;
former employment within the past several years as an executive of the company;
providing substantial professional services to the company and/or members of the company’s management;
having had a substantial business relationship in the past three years;
having, or representing a shareholder with, a substantial shareholding in the company;
being an immediate family member of any of the aforementioned; and
interlocking directorships.

BlackRock believes that the operation of the board is enhanced when there is a clearly independent, senior non-executive director to lead it.  Where the chairman is also the CEO or is otherwise not independent the company should have an independent lead director.  The role of this director is to enhance the effectiveness of the independent members of the board through shaping the agenda, ensuring adequate information is provided to the board and encouraging independent participation in board deliberations.  The lead independent board director should be available to shareholders where they have concerns that they wish to discuss.

To ensure that the board remains effective, regular reviews of board performance should be carried out and assessments made of gaps in skills or experience amongst the members.  BlackRock believes it is beneficial for new directors to be brought onto the board periodically to refresh the group’s thinking and to ensure both continuity and adequate succession planning.  We believe that directors are in the best position to assess the optimal size for the board but we would be concerned if a board seemed too small to have an appropriate balance of directors or too large to be effective.

There are matters for which the board has responsibility that may involve a conflict of interest for executives or for affiliated directors.  BlackRock believes that shareholders’ interests are best served when the independent members of the board form a sub-committee to deal with such matters.  In many markets, these sub-committees of the board specialize in audit, director nominations and compensation matters.  An ad hoc committee might also be formed to decide on a special transaction, particularly one with a related party.

Accounting and audit-related issues

BlackRock recognizes the critical importance of financial statements which provide a complete and accurate picture of a company’s financial condition.  We will hold the members of the audit committee or equivalent responsible for overseeing the management of the audit function.  We take particular note of cases involving significant financial restatements or ad hoc notifications of material financial weakness.

The integrity of financial statements depends on the auditor being free of any impediments to being an effective check on management.  To that end, we believe it is important that auditors are, and are seen to be, independent.  Where the audit firm provides services to the company in addition to the audit the fees earned should be disclosed and explained.  Audit committees should also have in place a procedure for assuring annually the independence of the auditor.

Capital structure, merger, asset sales and other special transactions

The capital structure of a company is critical to its owners, the shareholders, as it impacts the value of their investment and the priority of their interest in the company relative to that of other equity or debt investors. Pre-emption rights are a key protection for shareholders against the dilution of their interests.

In assessing mergers, asset sales or other special transactions, BlackRock’s primary consideration is the long-term economic interests of shareholders.  Boards proposing a transaction need to clearly explain the economic and strategic rationale behind it.  We will review the transaction to determine the degree to which the proposed transaction enhances long term shareholder value. We would prefer that such transactions have the unanimous support of the board and have been negotiated at arm’s length.  We may seek reassurance from the board that executive and/or board members’ financial interests in a given transaction have not affected their ability to place shareholders’ interests before their own.  Where the transaction does involve related parties we would expect the recommendation to support it to come from the independent directors and would prefer only non-conflicted shareholders to vote on the proposal.

BlackRock believes that shareholders have a right to dispose of company shares in the open market without unnecessary restriction.  In our view, corporate mechanisms designed to limit shareholders’ ability to sell their shares are contrary to basic property rights.  Such mechanisms can serve to protect and entrench interests other than those of the shareholders.  We believe that shareholders are broadly capable of making decisions in their own best interests.  We would expect any so-called ‘shareholder rights plans’ being proposed by a board to be subject to shareholder approval on introduction and periodically thereafter for continuation.

Remuneration and benefits

BlackRock expects a company’s board of directors to put in place a compensation structure that incentivizes and rewards executives appropriately and is aligned with shareholder interests.   We would expect the compensation committee to take into account the specific circumstances of the company and the key individuals the board is trying to incentivize.  We encourage companies to ensure that their compensation packages incorporate appropriate and challenging performance conditions consistent with corporate strategy and market practice.  We use third party research, in addition to our own analysis, to evaluate existing and proposed compensation structures. We hold members of the compensation committee or equivalent accountable for poor compensation practices or structures.

BlackRock believes that there should be a clear link between variable pay and company performance as reflected in returns to shareholders.  We are not supportive of one-off or special bonuses unrelated to company or individual performance.  We support incentive plans that payout rewards earned over multiple and extended time periods.  We believe consideration should be given to building claw back provisions into incentive plans such that executives would be required to repay rewards where they were not justified by actual performance.  Compensation committees should guard against contractual arrangements that would entitle executives to material compensation for early termination of their contract.  Finally, pension contributions should be reasonable in light of market practice.

Outside directors should be compensated in a manner that does not risk compromising their independence or aligning their interests too closely with those of the management, whom they are charged with overseeing.

Social, ethical, and environmental issues

Our fiduciary duty to clients is to protect and enhance their economic interest in the companies in which we invest on their behalf.  It is within this context that we undertake our corporate governance activities.  We believe that well-managed companies will deal effectively with the social, ethical and environmental (SEE) aspects of their businesses.

BlackRock expects companies to identify and report on the key, business-specific SEE risks and opportunities and to explain how these are managed.  This explanation should make clear how the approach taken by the company best serves the interests of shareholders and protects and enhances the long-term economic value of the company.  The key performance indicators in relation to SEE matters should also be disclosed and performance against them discussed, along with any peer group benchmarking and verification processes in place.  This helps shareholders assess how well management are dealing with the SEE aspects of the business.  Any global standards adopted should also be disclosed and discussed in this context.

We may vote against the election of directors where we have concerns that a company might not be dealing with SEE issues appropriately.  Sometimes we may reflect such concerns by supporting a shareholder proposal on the issue, where there seems to be either a significant potential threat or realized harm to shareholders’ interests caused by poor management of SEE matters.  In deciding our course of action, we will assess whether the company has already taken sufficient steps to address the concern and whether there is a clear and substantial economic disadvantage to the company if the issue is not addressed.

More commonly, given that these are often not voting issues, we will engage directly with the board or management. The trigger for engagement on a particular SEE concern is our assessment that there is potential for material economic ramifications for shareholders.

We do not see it as our role to make social, ethical or political judgments on behalf of clients.  We expect investee companies to comply, as a minimum, with the laws and regulations of the jurisdictions in which they operate.  They should explain how they manage situations where such laws or regulations are contradictory or ambiguous.

General corporate governance matters

BlackRock believes that shareholders have a right to timely and detailed information on the financial performance and situation of the companies in which they invest. In addition, companies should also publish information on the governance structures in place and the rights of shareholders to influence these.  The reporting and disclosure provided by companies forms the basis on which shareholders can assess the extent to which the economic interests of shareholders have been protected and enhanced and the quality of the board’s oversight of management.  BlackRock considers as fundamental, shareholders’ rights to vote, including on changes to governance mechanisms, to submit proposals to the shareholders’ meeting and to call special meetings of shareholders.

4.   BLACKROCK’S OVERSIGHT OF ITS CORPORATE GOVERNANCE ACTIVITIES

Oversight

BlackRock holds itself to a very high standard in its corporate governance activities, including in relation to executing proxy votes.  The Global Corporate Governance Group reports in to the equity business and is considered an investment function. BlackRock maintains regional oversight committees (“corporate governance committees”) for the Americas, Europe, Asia ex-Japan, Japan, and Australia/New Zealand, consisting of senior BlackRock investment professionals.  All the regional committees report up to the Global Corporate Governance Committee which is composed of the Chair and Vice-Chair of each regional committee.  The committees review and approve amendments to the BlackRock Guidelines and grant authority to the Global Head of Corporate Governance (“Global Head”), a dedicated BlackRock employee without sales responsibilities, to vote in accordance with the Guidelines.  The Global Head leads a team of dedicated BlackRock employees without sales responsibilities (“Corporate Governance Group”) to carry out engagement, voting and vote operations in a manner consistent with the committees’ mandate.  The Corporate Governance Group engages companies in conjunction with the portfolio managers in discussions of significant governance issues, conducts research on corporate governance issues and participates in industry discussions to keep abreast of the field of corporate governance.  The Corporate Governance Group, or vendors overseen by the Corporate Governance Group, also monitor upcoming proxy votes, execute proxy votes and maintain records of votes cast. The Corporate Governance Group may refer complicated or particularly controversial matters or discussions to the appropriate investors and/or regional Corporate Governance Committees for their review, discussion and guidance prior to making a voting decision.  The Committees likewise retain the authority to, among other things, deliberate or otherwise act directly on specific proxies as they deem appropriate.  BlackRock's Equity Investment Portfolio Oversight Committee (EIPOC) oversees certain aspects of the Global Corporate Governance Committee and the corporate governance function’s activities.

Vote execution

BlackRock carefully considers proxies submitted to funds and other fiduciary accounts (“Funds”) for which it has voting authority. BlackRock votes (or refrains from voting) proxies for each Fund for which it has voting authority based on BlackRock’s evaluation of the best long-term economic interests of shareholders, in the exercise of its independent business judgment, and without regard to the relationship of the issuer of the proxy (or any dissident shareholder) to the Fund, the Fund’s affiliates (if any), BlackRock or BlackRock’s affiliates.

When exercising voting rights, BlackRock will normally vote on specific proxy issues in accordance with its proxy voting guidelines (“Guidelines”) for the relevant market. The Guidelines are reviewed regularly and are amended consistent with changes in the local market practice, as developments in corporate governance occur, or as otherwise deemed advisable by BlackRock’s Corporate Governance Committees. The committees may, in the exercise of their business judgment, conclude that the Guidelines do not cover the specific matter upon which a proxy vote is requested or that an exception to the Guidelines would be in the best long-term economic interests of BlackRock’s clients.
In certain markets, proxy voting involves logistical issues which can affect BlackRock’s ability to vote such proxies, as well as the desirability of voting such proxies. These issues include but are not limited to: (i) untimely notice of shareholder meetings; (ii) restrictions on a foreigner’s ability to exercise votes; (iii) requirements to vote proxies in person; (iv) “shareblocking” (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting); (v) potential difficulties in translating the proxy; and (vi) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions. We are not supportive of impediments to the exercise of voting rights such as shareblocking or overly burdensome administrative requirements.

As a consequence, BlackRock votes proxies in these markets only on a “best-efforts” basis. In addition, the Corporate Governance Committees may determine that it is generally in the best interests of BlackRock clients not to vote proxies of companies in certain countries if the committee determines that the costs (including but not limited to opportunity costs associated with shareblocking constraints) associated with exercising a vote are expected to outweigh the benefit the client will derive by voting on the issuer’s proposal.

While it is expected that BlackRock, as a fiduciary, will generally seek to vote proxies over which BlackRock exercises voting authority in a uniform manner for all BlackRock clients, the relevant Corporate Governance Committee, in conjunction with the portfolio manager of an account, may determine that the specific circumstances of such an account require that such account’s proxies be voted differently due to such account’s investment objective or other factors that differentiate it from other accounts.  In addition, BlackRock believes portfolio managers may from time to time legitimately reach differing but equally valid views, as fiduciaries for their funds and the client assets in those funds, on how best to maximize economic value in respect of a particular investment. Accordingly, portfolio managers retain full discretion to vote the shares in the funds they manage based on their analysis of the economic impact of a particular ballot item.

Conflicts management

BlackRock maintains policies and procedures that are designed to prevent undue influence on BlackRock's proxy voting activity that might stem from any relationship between the issuer of a proxy (or any dissident shareholder) and BlackRock, BlackRock's affiliates, a Fund or a Fund's affiliates.  Some of the steps BlackRock has taken to prevent conflicts include, but are not limited to:

i)
BlackRock has adopted a proxy voting oversight structure whereby the Corporate Governance Committees oversee the voting decisions and other activities of the Global Corporate Governance Group, and particularly its activities with respect to voting in the relevant region of each committee’s jurisdiction.

ii)
The Corporate Governance Committees have adopted Guidelines for each region, which set forth the firm’s views with respect to certain corporate governance and other issues that typically arise in the proxy voting context. The Corporate Governance Committee reserves the right to review voting decisions at any time and to make voting decisions as necessary to ensure the independence and integrity of the voting process. In addition, the Committee receives periodic reports regarding the specific votes cast by the Corporate Governance Group and regular updates on material process issues, procedural changes and other matters of concern to the Committee.

iii)
BlackRock’s Global Corporate Governance Committee oversees the Global Head, the Corporate Governance Group and the Corporate Governance Committees.  The Global Corporate Governance Committee conducts a review, at least annually, of the proxy voting process to ensure compliance with BlackRock’s risk policies and procedures.

iv)
BlackRock maintains a reporting structure that separates the Global Head and Corporate Governance Group from employees with sales responsibilities.  In addition, BlackRock maintains procedures to ensure that all engagements with corporate issuers or dissident shareholders are managed consistently and without regard to BlackRock’s relationship with the issuer of the proxy or dissident shareholder. Within the normal course of business, the Global Head or Corporate Governance Group may engage directly with BlackRock clients, and with employees with sales responsibilities, in discussions regarding general corporate governance policy matters, and to otherwise ensure proxy-related client service levels are met. The Global Head or Corporate Governance Group does not discuss any specific voting matter with a client prior to the disclosure of the vote decision to all applicable clients after the shareholder meeting has taken place, except if the client is acting in the capacity as issuer of the proxy or dissident shareholder and is engaging through the established procedures independent of the client relationship.

v)
In certain instances, BlackRock may determine to engage an independent fiduciary to vote proxies as a further safeguard to avoid potential conflicts of interest or as otherwise required by applicable law. The independent fiduciary may either vote such proxies, or provide BlackRock with instructions as to how to vote such proxies. In the latter case, BlackRock votes the proxy in accordance with the independent fiduciary’s determination.  Use of an independent fiduciary has been adopted for voting the proxies related to any company that is affiliated with BlackRock, or any company that includes BlackRock employees on its board of directors.

With regard to the relationship between securities lending and proxy voting, BlackRock’s approach is driven by our clients’ economic interests. The evaluation of the economic desirability of recalling loans involves balancing the revenue producing value of loans against the likely economic value of casting votes. Based on our evaluation of this relationship, we believe that generally the likely economic value of casting most votes is less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by BlackRock recalling loaned securities in order to ensure they are voted. Periodically, BlackRock analyzes the process and benefits of voting proxies for securities on loan, and will consider whether any modification of its proxy voting policies or procedures is necessary in light of future conditions. In addition, BlackRock may in its discretion determine that the value of voting outweighs the cost of recalling shares, and thus recall shares to vote in that instance.

Voting guidelines

The attached issue-specific voting Guidelines for each region/country in which we vote are intended to summarize BlackRock’s general philosophy and approach to issues that may commonly arise in the proxy voting context in each market where we invest.  These Guidelines are not intended to be exhaustive.  BlackRock applies the Guidelines on a case-by-case basis, in the context of the individual circumstances of each company and the specific issue under review.  As such, these Guidelines do not provide a guide to how BlackRock will vote in every instance.  Rather, they share our view about corporate governance issues generally, and provide insight into how we typically approach issues that commonly arise on corporate ballots.

Reporting

We report our proxy voting activity directly to clients and publically as required.  In addition, we publish for clients a more detailed discussion of our corporate governance activities, including engagement with companies and with other relevant parties.

1 Data is as of September 30, 2009, is subject to change, and is based on a pro forma estimate of assets under management at BlackRock, Inc. and Barclays Global Investors, N.A.

EXHIBIT D

Davis Selected Advisers, LP
(“Davis Advisors”)
Proxy Voting Policies and Procedures
(As of August 20, 2008)

I. Introduction
Davis Advisors votes on behalf of its clients in matters of corporate governance through the proxy voting process. Davis Advisors takes its ownership responsibilities very seriously and believes the right to vote proxies for its clients’ holdings is a significant asset of the clients. Davis Advisors exercises its voting responsibilities as a fiduciary, solely with the goal of maximizing the value of its clients’ investments.

Davis Advisors votes proxies with a focus on the investment implications of each issue. For each proxy vote, Davis Advisors takes into consideration its duty to clients and all other relevant facts available to Davis Advisors at the time of the vote. Therefore, while these guidelines provide a framework for voting, votes are ultimately cast on a case-by-case basis.

Davis Advisors has established a Proxy Oversight Group to oversee voting policies and deal with potential conflicts of interest. In evaluating issues, the Proxy Oversight Group may consider information from many sources, including the portfolio manager for each client account, management of a company presenting a proposal, shareholder groups, and independent proxy research services.

II. Guiding Principles
Proxy voting is a valuable right of company shareholders. Through the voting mechanism, shareholders are able to protect and promote their interests by communicating views directly to the company’s board, as well as exercise their right to grant or withhold approval for actions proposed by the board of directors or company management. The interests of shareholders are best served by the following principles when considering proxy proposals:

Creating Value for Existing Shareholders. The most important factors that we consider in evaluating proxy issues are: (i) the Company’s or management’s long-term track record of creating value for shareholders. In general, we will consider the recommendations of a management with a good record of creating value for shareholders as more credible than the recommendations of managements with a poor record; (ii) whether, in our estimation, the current proposal being considered will significantly enhance or detract from long-term value for existing shareholders; and (iii) whether a poor record of long term performance resulted from poor management or from factors outside of managements control.

Other factors which we consider may include:

(a) Shareholder Oriented Management. One of the factors that Davis Advisors considers in selecting stocks for investment is the presence of shareholder-oriented management. In general, such managements will have a large ownership stake in the company. They will also have a record of taking actions and supporting policies designed to increase the value of the company’s shares and thereby enhance shareholder wealth. Davis Advisors’ research analysts are active in meeting with top management of portfolio companies and in discussing their views on policies or actions which could enhance shareholder value. Whether management shows evidence of responding to reasonable shareholder suggestions, and otherwise improving general corporate governance, is a factor which may be taken into consideration in proxy voting.

(b) Allow responsible management teams to run the business. Because we try generally to invest with “owner oriented” managements (see above), we vote with the recommendation of management on most routine matters, unless circumstances such as long standing poor performance or a change from our initial assessment indicate otherwise. Examples include the election of directors and ratification of auditors. Davis Advisors supports policies, plans and structures that give management teams appropriate latitude to run the business in the way that is most likely to maximize value for owners. Conversely, Davis Advisors opposes proposals that limit management’s ability to do this. Davis Advisors will generally vote with management on shareholder social and environmental proposals on the basis that their impact on share value is difficult to judge and is therefore best done by management.

(c) Preserve and expand the power of shareholders in areas of corporate governance – Equity shareholders are owners of the business, and company boards and management teams are ultimately accountable to them. Davis Advisors supports policies, plans and structures that promote accountability of the board and management to owners, and align the interests of the board and management with owners. Examples include: annual election of all board members and incentive plans that are contingent on delivering value to shareholders. Davis Advisors generally opposes proposals that reduce accountability or misalign interests, including but not limited to classified boards, poison pills, excessive option plans, and repricing of options.

(d) Support compensation policies that reward management teams appropriately for performance. We believe that well thought out incentives are critical to driving long-term shareholder value creation. Management incentives ought to be aligned with the goals of longterm owners. In our view, the basic problem of skyrocketing executive compensation is not high pay for high performance, but high pay for mediocrity or worse. In situations where we feel that the compensation practices at companies we own are not acceptable, we will exercise our discretion to vote against compensation committee members and specific compensation proposals.

Davis Advisors exercises its professional judgment in applying these principles to specific proxy votes. Exhibit A, “Detailed Proxy Voting Policies” provides additional explanation of the analysis which Davis Advisors may conduct when applying these guiding principles to specific proxy votes.

III. Fiduciary Duties of Care and Loyalty
Advisers are fiduciaries. As fiduciaries, advisers must act in the best interests of their clients. Thus, when voting portfolio securities, Davis Advisors must act in the best interest of the client and not in its own interest.

When Davis Advisors has been granted the authority to vote client proxies, Davis Advisors owes the client the duties of “care” and “loyalty”:

(1) The duty of care requires Davis Advisors to monitor corporate actions and vote client proxies if it has undertaken to do so.

(2) The duty of loyalty requires Davis Advisors to cast the proxy votes in a manner that is consistent with the best interests of the client and not subrogate the client’s interest to Davis Advisors’ own interests.

IV. Detailed Proxy Voting Policies
Section II, “Guiding Principles” describe Davis Advisors’ pre-determined proxy voting policies. Exhibit A, Detailed Proxy Voting Policies provides greater insight into specific factors which Davis Advisors may sometimes consider.

V. Ensuring Proxies are Voted
If Davis Advisors has been assigned the right to vote the proxies on behalf of a client, then the Chief Compliance Officer shall conduct periodic tests to ensure that Davis Advisors is monitoring corporate actions and voting proxies on behalf of such clients.

Scope. If a client has not authorized Davis Advisors to vote its proxies, then these Policies and Procedures shall not apply to that client’s account. The scope of Davis Advisors’ responsibilities with respect to voting proxies are ordinarily determined by Davis Advisors’ contracts with its clients, the disclosures it has made to its clients, and the investment policies and objectives of its clients.

Cost/Benefit Analysis. Davis Advisors is NOT required to vote every proxy. There may be times when refraining from voting a proxy is in the client’s best interest, such as when Davis Advisors determines that the cost of voting the proxy exceeds the expected benefit to the client. Davis Advisors shall not, however, ignore or be negligent in fulfilling the obligation it has assumed to vote client proxies.

Davis Advisors is not expected to expend resources if it has no reasonable expectation that doing so will provide a net benefit to its clients. For example, if clients hold only a small position in a company, or if the company’s shares are no longer held by Davis Advisors clients at the time of the meeting, a decision to not vote the proxies, engage management in discussions, or to sell the securities rather than fight the corporate action, may be appropriate, particularly if the issue involved would not significantly affect the value of clients’ holdings.

Practical Limitations Relating To Proxy Voting While Davis Advisors uses it best efforts to vote proxies, it may not be practical or possible to vote every client proxy. For example, (i) when a client has loaned securities to a third party and Davis Advisors or the client is unable to recall the securities before record date; (ii) if Davis does not receive the proxy ballot/statement in time to vote the proxy; or (iii) if Davis is unable to meet the requirements necessary to vote foreign securities (e.g., shareblocking).

Errors by Proxy Administrators. Davis Advisors may use a proxy administrator or administrators to cast its proxy votes. Errors made by these entities may be beyond Davis' Advisors’ control to prevent or correct.

Record of Voting
The Chief Compliance Officer shall maintain records of how client proxies were voted. The Chief Compliance Officer shall also maintain a record of all votes which are inconsistent with Guiding Principles.

VI. Identifying and Resolving Potential Conflicts of Interest
Potential Conflicts of Interest
A potential conflict of interest arises when Davis Advisors has business interests that may not be consistent with the best interests of its client. In reviewing proxy issues to identify any potential material conflicts between Davis Advisors’ interests and those of its clients, Davis Advisors will consider:

(1) Whether Davis Advisors has an economic incentive to vote in a manner that is not consistent with the best interests of its clients. For example, Davis Advisors may have an economic incentive to vote in a manner that would please corporate management in the hope that doing so might lead corporate management to direct more business to Davis Advisors. Such business could include managing company retirement plans or serving as sub-adviser for funds sponsored by the company; or

(2) Whether there are any business or personal relationships between a Davis Advisors employee and the officers or directors of a company whose securities are held in client accounts that may create an incentive to vote in a manner that is not consistent with the best interests of its clients.

Identifying Potential Conflicts of Interest
The Chief Compliance Officer is responsible for identifying potential material conflicts of interest and voting the proxies in conformance with direction received from the Proxy Oversight Group. The Chief Compliance Officer shall bring novel or ambiguous issues before the Proxy Oversight Group for guidance.

Assessing Materiality. Materiality will be defined as the potential to have a significant impact on the outcome of a proxy vote. A conflict will be deemed material If (i) Davis Advisors’ clients control more than 2 ½% of the voting company’s eligible vote; and (ii) more than 2 ½% of Davis Advisors’ assets under management are controlled by the voting company. If either part of this two part test is not met, then the conflict will be presumed to be immaterial. Materiality will be judged by facts reasonably available to Davis Advisors at the time the materiality determination is made and Davis Advisors is not required to investigate remote relationships or affiliations.

Resolving Potential Conflicts of Interest
The Proxy Oversight Group is charged with resolving material potential conflicts of interest which it becomes aware of. It is charged with resolving conflicts in a manner that is consistent with the best interests of clients. There are many acceptable methods of resolving potential conflicts, and the Proxy Oversight Group shall exercise its judgment and discretion to determine an appropriate means of resolving a potential conflict in any given situation:

(1) Votes consistent with the Guiding Principles listed in Section II. are presumed to be consistent with the best interests of clients;
(2) Davis Advisors may disclose the conflict to the client and obtain the client’s consent prior to voting the proxy;
(3) Davis Advisors may obtain guidance from an independent third party;
(4) The potential conflict may be immaterial; or
(5) Other reasonable means of resolving potential conflicts of interest which effectively insulate the decision on how to vote client proxies from the conflict.

VII. Proxy Oversight Group
Davis Advisors has established a Proxy Oversight Group, a committee of senior Davis Advisors officers, to oversee voting policies and decisions for clients. The Proxy Oversight Group:

(1) Establishes, amends, and interprets proxy voting policies and procedures; and
(2) Resolves conflicts of interest identified by the Compliance Department.

Composition of the Proxy Oversight Group
The following are the members of the Proxy Oversight Group. Davis Advisors’:
(1) A Proxy Analyst as designated by the Chief Investment Officer from time to time;
(2) Davis Advisors’ Chief Compliance Officer; and
(3) Davis Advisors’ Chief Legal Officer.

Two or more members shall constitute a quorum. Meetings may be held by telephone. A vote by a majority of the Proxy Oversight Group shall be binding. Action may be taken without a meeting by memorandum signed by two or more members.

VIII. Shareholder Activism
Davis Advisors’ fiduciary duties to its clients do not necessarily require Davis Advisors to become a “shareholder activist.” As a practical matter, Davis Advisors will determine whether to engage in management discussion based upon its costs and expected benefits to clients.

Prior to casting a single vote, Davis Advisors may use its influence as a large shareholder to highlight certain management practices. Consistent with its fiduciary duties, Davis Advisors may discuss with company management its views on key issues that affect shareholder value. Opening lines of communication with company management to discuss these types of issues can often prove beneficial to Davis Advisors’ clients.

IX. Obtaining Copies of Davis Advisors’ Proxy Voting Policies and Procedures and/or How Proxies Were Voted
Davis Advisors’ clients may obtain a copy of Davis Advisors’ Proxy Voting Policies and Procedures and/or a record of how their own proxies were voted by writing to:

Davis Selected Advisers, L.P.
Attn: Chief Compliance Officer
2949 East Elvira Road, Suite 101
Tucson, Arizona, 85706

Information regarding how mutual funds managed by Davis Advisors voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available through the Funds’ website (http://www.davisfunds.com, http://www.selectedfunds.com, and http://www.clipperfund.com) and also on the SEC’s website at http://www.sec.gov.

No party is entitled to obtain a copy of how proxies other than their own were voted without valid government authority.

X. Summary of Proxy Voting Policies and Procedures
Davis Advisors shall maintain a summary of its Proxy Voting Policies and Procedures which also describes how a client may obtain a copy of Davis Advisors’ Proxy Voting Policies and Procedures. This summary shall be included in Davis Advisors’ Form ADV Part II, which is delivered to all new clients.

XI. Records
Davis Advisors’ Chief Compliance Officer shall retain for the legally required periods the following records:
(a) Copies of Davis Advisors’ Proxy Voting Policies and Procedures and each amendment thereof;
(b) Proxy statements received regarding client securities;
(c) Records of votes Davis Advisors cast on behalf of clients;
(d) Records of written client requests for proxy voting information and Davis Advisors’ response; and
(e) Any documents prepared by Davis Advisors that were material to making a decision how to vote, or that memorialized the basis of the decision.

XII. Amendments
Davis Advisors’ Proxy Oversight Group may amend these Proxy Voting Policies and Procedures from time to time. Clients shall be notified of material changes.

Exhibit A
Davis Selected Advisers, L.P.
Detailed Proxy Voting Policies

As Amended: June 2, 2006

The Guiding Principles control Davis Advisors’ Proxy Voting. Davis Advisors attempts to votes proxies in conformance with the Guiding Principles articulated in Section II of the Proxy Voting Policies and Procedures.

Following is additional explanation of the analysis which Davis Advisors may conduct when applying these Guiding Principles to specific proxy votes. We will NOT vote as indicated below if, in our judgment, the result would be contrary to our Guiding Principles.

I. The Board of Directors
II. Executive Compensation
III. Tender Offer Defenses
IV. Proxy Contests
V. Proxy Contest Defenses
VI. Auditors
VII. Miscellaneous Governance Provisions
VIII. State of Incorporation
IX. Mergers and Corporate Restructuring
X. Social and Environmental Issues
XI. Capital Structure

I. The Board of Directors

A. Voting on Director Nominees in Uncontested Elections

(1) We generally vote with management in the routine election of Directors. As Directors are elected to represent the economic interests of shareholders, our voting on Director Nominees may be shaped by our assessment of a director’s record in representing the interests of shareholders. The most important responsibility of a director is the selection, evaluation and compensation of senior management, and we pay particular attention to directors’ performance in this area. In assessing a director’s performance in selecting and evaluating management, the primary consideration is the company’s long-term track record of creating value for shareholders. In terms of their record on compensation, longterm results will also be a key consideration. Philosophically, we look for directors to construct long-term compensation plans that do not allow for senior executives to be excessively compensated if long-term returns to shareholders are poor. We prefer directors to specify the benchmarks or performance hurdles by which they are evaluating management’s performance. Appropriate hurdles may include the company’s performance relative to its peers and the S&P 500 as well as its cost of equity capital. We expect directors to construct plans such that incentive compensation will not be paid if performance is below these hurdles.

(2) In addition, we believe that stock option re-pricings and exchanges sever the alignment of employee and shareholder interests. Therefore, we will generally withhold votes for any director of any company that has allowed stock options to be re-priced or exchanged at lower prices in the previous year.

(3) Directors also bear responsibility for the presentation of a company’s financial statements and for the choice of broad accounting policies. We believe directors should favor conservative policies. Such policies may include reasonable pension return assumptions and appropriate accounting for stock based compensation, among others.

(4) In voting on director nominees, we may also consider the following factors in order of importance:
(i) long-term corporate performance;
(ii) nominee's business background and experience;
(iii) nominee’s investment in the company:
(iv) nominee’s ethical track record:
(v) whether a poor record of long term performance resulted from poor management or from factors outside of managements control:
(vi) corporate governance provisions and takeover activity (discussed in Sections III and IV):
(vii) interlocking directorships: and
(viii) other relevant information

B. Majority Voting.

We will generally vote for proposals that require a majority vote standard whereby directors must submit their resignation for consideration by the board of directors when they receive less than a majority of the vote cast.

We will review on a case-by-case basis proposals that require directors to receive greater than a majority of the vote cast in order to remain on the board.

C. Cumulative Voting.

We may either support or vote against cumulative voting depending on the specific facts and circumstances.

B. Classification/Declassification of the Board

We generally vote against proposals to classify the board.

We generally vote for proposals to repeal classified boards and to elect all directors annually.

II. Executive Compensation

A. Stock Options, Bonus Plans.

In general, we consider executive compensation such as stock option plans and bonus plans to be ordinary business activity. We analyze stock option plans, paying particular attention to their dilutive effects. While we generally support management proposals, we oppose compensation plans which we consider to be excessive.

We believe in paying for performance. We recognize that compensation levels must be competitive and realistic and that under a fair system exceptional managers deserve to be paid exceptionally well. Our test to determine whether or not a proposal for long-term incentive compensation is appropriate is based on the following two questions.

1. Over the long-term, what is the minimum level of shareholder returns below which management’s performance would be considered poor?
• Performance below that of the S&P 500.
• Performance below a pre-selected group of competitors.
• Performance below the company’s cost of equity capital.
2. Does the company’s proposed incentive compensation plan (including options and restricted stock) allow for the management to receive significant incentive compensation if long-term returns to shareholders fall below the answer specified above?

In most cases, the answer to the first question is unspecified. In virtually all cases, the answer to the second question is “yes,” as most companies use non-qualified stock options and restricted stock for the bulk of their long-term compensation. These options and shares will become enormously valuable even if the shares compound at an unacceptably low rate – or actually do not go up at all but are simply volatile – over the long term. A fair system of long-term incentive compensation should include a threshold rate of performance below which incentive compensation is not earned. To the extent that long-term incentive compensation proposals are put to a vote, we will examine the long-term track record of the management team, past compensation history, and use of appropriate performance hurdles.

We will generally vote against any proposal to allow stock options to be re-priced or exchanged at lower prices. We will generally vote against multi-year authorizations of shares to be used for compensation unless the company’s past actions have been consistent with these policies. We will generally vote in favor of shareholder proposals advocating the addition of appropriate and reasonable performance criteria to long-term compensation plans.

B. Positive Compensation Practices.

Examples of the positive compensation practices we look for in both selecting companies and deciding how to cast our proxy votes include:
(1) A high proportion of compensation derived from variable, performance-based incentives;
(2) Incentive formulas that cut both ways , allowing for outsized pay for outsized performance but ensuring undersized pay when performance is poor;
(3) Base salaries that are not excessive;
(4) Company-wide stock-based compensation grants that are capped at reasonable levels to limit dilution;
(5) Stock-based compensation that appropriately aligns management incentives with shareholders, with a strong preference for equity plans that have a cost-of-capital charge or escalating strike price feature as opposed to ordinary restricted stock or plain vanilla options;
(6) Appropriate performance targets and metrics, spelled out in detail in advance of the performance period;
(7) Full and clear disclosure of all forms of management compensation and stock ownership (including full listing of the dollar value of perquisites, value of CEO change of control and termination provisions, pensions, and detail on management’s direct ownership of stock vs. option holdings, ideally presented in a format that is easy to compare and tally rather than tucked away in footnotes);
(8) Compensation committee members with the experience and wherewithal to make the tough decisions that frequently need to be made in determining CEO compensation;
(9) Policies that require executives to continue holding a meaningful portion of their equity compensation after vesting/exercise;
(10) Appropriate cost allocation of charges for stock-based compensation;
(11) Thoughtful evaluation of the present value tradeoff between options, restricted stock and other types of compensation; and
(12) Compensation targets that do not seek to provide compensation above the median of the peer group for mediocre performance. We believe this has contributed to the unacceptably high rates of CEO pay inflation.

III. Tender Offer Defenses

A. Poison Pills

We will generally vote against management proposals to ratify a poison pill.

We will generally vote for shareholder proposals to redeem a poison pill.

B. Fair Price Provisions

We will generally vote for fair price proposals, as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.

We will generally vote for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

C. Greenmail

We will generally vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

We review on a case-by-case basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

D. Pale Greenmail

We review on a case-by-case basis restructuring plans that involve the payment of pale greenmail.

E. Unequal Voting Rights

We will generally vote against dual class exchange offers.

We will generally vote against dual class recapitalizations.

F. Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws

We will generally vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

We will generally vote for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

G. Supermajority Shareholder Vote Requirement to Approve Mergers

We will generally vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

We will generally vote for shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

H. White Squire Placements

We will generally vote for shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

IV. Proxy Contests

A. Voting for Director Nominees in Contested Elections

Votes in a contested election of directors are evaluated on a case-by-case basis, considering the following factors:
• long-term financial performance of the target company relative to its industry
• management's track record
• background to the proxy contest
• qualifications of director nominees (both slates)
• evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met
• stock ownership positions

B. Reimburse Proxy Solicitation Expenses

Decisions to provide full reimbursement for dissidents waging a proxy contest are made on a case-by- case basis.

V. Proxy Contest Defenses

A. Board Structure: Staggered vs. Annual Elections

We will generally vote against proposals to classify the board.

We will generally vote for proposals to repeal classified boards and to elect all directors annually.

B. Shareholder Ability to Remove Directors

We will generally vote against proposals that provide that directors may be removed only for cause.

We will generally vote for proposals to restore shareholder ability to remove directors with or without cause.

We will generally vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

We will generally vote for proposals that permit shareholders to elect directors to fill board vacancies.

C. Cumulative Voting

See discussion under “The Board of Directors”.

D. Shareholder Ability to Call Special Meetings

We will generally vote against proposals to restrict or prohibit the ability of significant shareholders to call special meetings.

We will generally vote for proposals that remove restrictions on the right of significant shareholders to call special meetings.

E. Shareholder Ability to Act by Written Consent

We will generally vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

We will generally vote for proposals to allow or make easier shareholder action by written consent.

VI. Auditors

A. Ratifying Auditors

We will generally vote for proposals to ratify auditors, unless any of the following apply:

• An auditor has a financial interest in or association with the company (other than to receive reasonable compensation for services rendered), and is therefore not independent,
• Fees for non-audit services are excessive, or
• There is reason to believe that the independent auditor has rendered an opinion that materially misstates the company’s financial position and either knew or should have known of the accounting improprieties that led to the restatement.

We vote case-by-case on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

We will generally vote for shareholder proposals asking for audit firm rotation or partner rotation within an audit firm, unless the rotation period is so short (less than five years) that it would be unduly burdensome to the company (Sarbanes-Oxley mandates that the partners on a company’s audit engagement be subject to five-year term limits).

VII. Miscellaneous Governance Provisions

A. Confidential Voting

We will generally vote for shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management is permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.

We will generally vote for management proposals to adopt confidential voting.

B. Equal Access

We will generally vote for shareholder proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

C. Bundled Proposals

We review on a case-by-case basis bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, we examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, we will generally vote against the proposals. If the combined effect is positive, we will generally vote for the proposals.

D. Shareholder Advisory Committees

We review on a case-by-case basis proposals to establish a shareholder advisory committee.

E. Stock Ownership Requirements

We will generally vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board (we prefer Directors to be long-term shareholders). We oppose the awarding of stock options to directors.

F. Term of Office and Independence of Committees

We will generally vote against shareholder proposals to limit the tenure of outside directors.

We will generally vote for shareholder proposals that request that the board audit, compensation and/or nominating committees include independent directors exclusively.

G. Director and Officer Indemnification and Liability Protection

Proposals concerning director and officer indemnification and liability protection are evaluated on a case-by-case basis.

We will generally vote against proposals to limit or eliminate entirely director and officer liability for monetary damages for violating the duty of care.

We will generally vote against indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness.

We will generally vote for only those proposals that provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (2) only if the director's legal expenses would be covered.

H. Charitable Contributions

We will generally vote against shareholder proposals to eliminate, direct or otherwise restrict charitable contributions.

I. Age Limits

We will generally vote against shareholder proposals to impose a mandatory retirement age for outside directors.

J. Board Size

We will generally vote for proposals seeking to fix the board size or designate a range for the board size.

We will generally vote against proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

K. Establish/Amend Nominee Qualifications

We vote case-by-case on proposals that establish or amend director qualifications. Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.

We will generally vote against shareholder proposals requiring two candidates per board seat.

L. OBRA-Related Compensation Proposals

• Amendments that Place a Cap on Annual Grant or Amend Administrative Features

We will generally vote for plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

• Amendments to Added Performance-Based Goals

We will generally vote for amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

• Amendments to Increase Shares and Retain Tax Deductions Under OBRA

Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) are evaluated on a case-by-case basis.

• Approval of Cash or Cash-and-Stock Bonus Plans
We will generally vote for cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA where the compensation plans have been historically consistent with our principles described in Section II of this document.

M. Shareholder Proposals to Limit Executive and Director Pay

We will generally vote for shareholder proposals that seek additional disclosure of executive and director pay information.

We review on a case-by-case basis all other shareholder proposals that seek to limit executive and director pay.

N. Golden and Tin Parachutes
We will generally vote for shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.

We will generally review on a case-by-case basis all proposals to ratify or cancel golden or tin parachutes.

O. Employee Stock Ownership Plans (ESOPs)

We will generally vote for proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (i.e., generally greater than five percent of outstanding shares).

P. 401(k) Employee Benefit Plans

We will generally vote for proposals to implement a 401(k) savings plan for employees.

Q. Stock Plans in Lieu of Cash

We review plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock on a case-by-case basis.

We will generally vote for plans which provide a dollar-for-dollar cash for stock exchange.

We review plans which do not provide a dollar-for-dollar cash for stock exchange on a case-by-case basis.

R. Director Retirement Plans

We will generally vote against retirement plans for non-employee directors.

We will generally vote for shareholder proposals to eliminate retirement plans for non-employee directors.

S. Advisory Vote on Compensation

We will review on a case-by-case basis proposals to grant an annual advisory vote on executive compensation to shareholders (so-called “say on pay” votes).

VIII. State of Incorporation

A. Voting on State Takeover Statutes

We review on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

B. Voting on Reincorporation Proposals

Proposals to change a company's state of incorporation are examined on a case-by-case basis.

IX. Mergers and Corporate Restructurings

A. Mergers and Acquisitions

Votes on mergers and acquisitions are considered on a case-by-case basis, taking into account at least the following:
• anticipated financial and operating benefits
• offer price (cost vs. premium)
• prospects of the combined companies
• how the deal was negotiated
• changes in corporate governance and their impact on shareholder rights

B. Corporate Restructuring

Votes on corporate restructuring proposals, including minority squeeze outs, leveraged buyouts, spin-offs, liquidations, and asset sales are considered on a case-by-case basis.

C. Spin-offs

Votes on spin-offs are considered on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

D. Asset Sales
Votes on asset sales are made on a case-by-case basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

E. Liquidations

Votes on liquidations are made on a case-by-case basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

F. Appraisal Rights

We will generally vote for proposals to restore, or provide shareholders with, rights of appraisal.

G. Changing Corporate Name

We will generally vote for changing the corporate name.

X. Social and Environmental Issues

Davis Advisors will generally vote with management on shareholder social and environmental proposals on the basis that their impact on share value is difficult to judge and is therefore best done by management.

XI. Capital Structure

A. Common Stock Authorization

We review on a case-by-case basis proposals to increase the number of shares of common stock authorized for issue, giving weight to a company’s history of past equity grants, long term performance, peer company practices, and evolving compensation practices (e.g. cash vs. equity weightings).

B. Reverse Stock Splits

We will review management proposals to implement a reverse stock split on a case-by-case basis.

We will generally support a reverse stock split if management provides a reasonable justification for the split.

C. Blank Check Preferred Authorization

We will generally vote for proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights.

We review on a case-by-case basis proposals that would authorize the creation of new classes of preferred stock with unspecified voting, conversion, dividend and distribution, and other rights.

We review on a case-by-case basis proposals to increase the number of authorized blank check preferred shares. If the company does not have any preferred shares outstanding we will generally vote against the requested increase. If the company does have preferred shares outstanding we will use the criteria set forth herein.

D. Shareholder Proposals Regarding Blank Check Preferred Stock

We will generally vote for shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

E. Adjust Par Value of Common Stock

We will generally vote for management proposals to reduce the par value of common stock.

F. Preemptive Rights

We review on a case-by-case basis proposals to create or abolish preemptive rights. In evaluating proposals on preemptive rights, we look at the size of a company and the characteristics of its shareholder base.

G. Debt Restructurings

We review on a case-by-case basis proposals to increase common and/or preferred shares and to issue shares as part of a debt-restructuring plan. We consider the following issues:

• Dilution - How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be?
• Change in Control - Will the transaction result in a change in control of the company?
• Bankruptcy - Is the threat of bankruptcy, which would result in severe losses in shareholder value, the main factor driving the debt restructuring?

Generally, we approve proposals that facilitate debt restructurings unless there are clear signs of self-dealing or other abuses.

H. Share Repurchase Programs

We will generally vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

I. Dual-class Stock

We will generally vote against proposals to create a new class of common stock with superior voting rights.

We will generally vote for proposals to create a new class of nonvoting or subvoting common stock if:

• It is intended for financing purposes with minimal or no dilution to current shareholders.
• It is not designed to preserve the voting power of an insider or significant shareholder.

J. Issue Stock for Use with Rights Plan

We will generally vote against proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

K. Preferred Stock

We will generally vote against proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).

We will generally vote for proposals to create "declawed" blank check preferred stock (stock that cannot be used as a takeover defense).

We will generally vote for proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

We will generally vote against proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

We vote case-by-case on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

L. Recapitalization

We vote case-by-case on recapitalizations (reclassifications of securities), taking into account the following: more simplified capital structure, enhanced liquidity, fairness of conversion terms, impact on voting power and dividends, reasons for the reclassification, conflicts of interest, and other alternatives considered.

M. Reverse Stock Splits

We will generally vote for management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.

We will generally vote for management proposals to implement a reverse stock split to avoid delisting.

Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a case-by-case basis.

N. Stock Distributions: Splits and Dividends

We will generally vote for management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance.

O. Tracking Stock

Votes on the creation of tracking stock are determined on a case-by-case basis, weighing the strategic value of the transaction against such factors as: adverse governance changes, excessive increases in authorized capital stock, unfair method of distribution, diminution of voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives such as a spin-off.

EXHIBIT E
Goldman Sachs Asset Management, L.P. (“GSAM”)
Proxy Voting Policies and Procedures
(As of October, 2003)

Goldman Sachs Asset Management 1 has adopted the policies and procedures set out below regarding the voting of proxies on securities held in client accounts (the “Policy”). These policies and procedures are designed to ensure that where GSAM has the authority to vote proxies, GSAM complies with its legal, fiduciary, and contractual obligations.

Guiding Principles

Proxy voting and the analysis of corporate governance issues in general are important elements of the portfolio management services we provide to our advisory clients who have authorized us to address these matters on their behalf. Our guiding principles in performing proxy voting are to make decisions that: (i) favor proposals that tend to maximize a company’s shareholder value and (ii) are not influenced by conflicts of interest. These principles reflect GSAM’s belief that sound corporate governance will create a framework within which a company can be managed in the interests of its shareholders.

Public Equity Investments

To implement these guiding principles for investments in publicly-traded equities, we follow the Institutional Shareholder Services (“ISS”) Standard Proxy Voting Guidelines (the “Guidelines”), except in circumstances as described below. The Guidelines embody the positions and factors GSAM generally considers important in casting proxy votes. They address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals. Recognizing the complexity and fact-specific nature of many corporate governance issues, the Guidelines often do not direct a particular voting outcome, but instead identify factors ISS considers in determining how the vote should be cast. A summary of the Guidelines follows.

In connection with each proxy vote, ISS prepares a written analysis and recommendation (an “ISS Recommendation”) that reflects ISS’s application of Guidelines to the particular proxy issues. Where the Guidelines do not direct a particular response and instead list relevant factors, the ISS Recommendation will reflect ISS’s own evaluation of the factors. As explained more fully below, however, each GSAM equity portfolio management team (“Portfolio Management Team”) may on any particular proxy vote decide to diverge from the Guidelines or an ISS Recommendation. In such cases, our procedures require: (i) the requesting Portfolio Management Team to set forth the reasons for their decision; (ii) the approval of the Local Chief Investment Officer for the requesting Portfolio Management Team; (iii) notification to the Global Chief Investment Officer and other appropriate GSAM personnel; (iv) a determination that the decision is not influenced by any conflict of interest; and (v) the creation of a written record reflecting the process.

The principles and positions reflected in this Policy are designed to guide us in voting proxies, and not necessarily in making investment decisions. Portfolio Management Teams base their determinations of whether to invest in a particular company on a variety of factors, and while corporate governance may be one such factor, it may not be the primary consideration.

1
For purposes of this Policy, “GSAM” refers, collectively, to the Goldman Sachs Asset Management unit of Goldman, Sachs & Co.’s Investment Management Division; Goldman Sachs Asset Management, L.P.; Goldman Sachs Asset Management International; and Goldman Sachs Princeton LLC.

Senior management of GSAM periodically reviews this Policy, including our use of the Guidelines, to ensure it continues to be consistent with our guiding principles.

Implementation by Portfolio Management Teams

General Overview

While it is GSAM’s policy generally to follow the Guidelines and the ISS Recommendations, the active-equity and quantitative-equity Portfolio Management Teams have developed different approaches for using the Guidelines and ISS Recommendations in light of their different investment philosophies and processes.

Active Equity

Our active-equity Portfolio Management Teams view the analysis of corporate governance practices as an integral part of the investment research and stock valuation process. Therefore, on a case-by-case basis and subject to the approval process described above, each active-equity Portfolio Management Team may vote differently from the Guidelines or a particular ISS Recommendation. In forming their views on particular matters, our active-equity Portfolio Management Teams are permitted to consider applicable regional rules and practices, including codes of conduct and other guides, regarding proxy voting, in addition to the Guidelines and ISS Recommendations.

In our active-equity investment research process, responsibility for analyzing corporate board structures and the corporate governance practices of portfolio companies in connection with proxy voting decisions lies with the relevant Portfolio Management Team. Accordingly, each active-equity Portfolio Management Team is charged with performing these functions for the portfolio companies as part of the team’s research efforts.

As part of that research process, each active-equity Portfolio Management Team has regular internal research meetings to discuss the companies held in a particular team’s investment portfolio. Among the topics that may be discussed at these meetings are issues pertaining to a portfolio company’s record and policies on corporate governance practices that may affect shareholder value.

Each active-equity Portfolio Management Team determines how to allocate responsibility for analyzing corporate governance issues and proxy voting decisions among the team’s members. Under each arrangement, the work related to proxy voting is integrated into our research process. Each active-equity Portfolio Management Team remains responsible for ensuring that corporate governance issues are analyzed and proxy votes are cast in a manner consistent with our guiding principles.

Quantitative Equity

Our quantitative-equity Portfolio Management Teams, by contrast, have decided to follow the Guidelines and ISS Recommendations exclusively, based on such Portfolio Management Teams’ investment philosophy and approach to portfolio construction, as well as the evaluation of ISS’s services and methodology in analyzing shareholder and corporate governance matters. Nevertheless, our quantitative-equity Portfolio Management Teams retain the authority to revisit this position, with respect to both their general approach to proxy voting (subject to the approval of GSAM senior management) and any specific shareholder vote (subject to the approval process described above).

Use of Third-Party Service Providers

We utilize independent service providers, such as ISS, to assist us in developing substantive proxy voting positions. ISS also updates and revises the Guidelines on a periodic basis, and any such revisions are reviewed by GSAM to determine whether they are consistent with our guiding principles. In addition, ISS assists us in the proxy voting process by providing operational, recordkeeping and reporting services.

GSAM’s decision to retain ISS to perform the services described in this Policy is based principally on the view the services ISS provides will result in proxy voting decisions that are consistent with our guiding principles. GSAM management is responsible for reviewing our relationship with ISS and for evaluating the quality and effectiveness of the various services provided by ISS to assist us in satisfying our proxy voting responsibilities.

GSAM may hire other service providers to replace or supplement ISS with respect to any of the services GSAM currently receives from ISS. In addition, individual Portfolio Management Teams may supplement the information and analyses ISS provides from other sources.

Conflicts of Interest

Pursuant to this Policy, GSAM has implemented procedures designed to prevent conflicts of interest from influencing its proxy voting decisions. These procedures include our use of the Guidelines and ISS Recommendations. Proxy votes cast by GSAM in accordance with the Guidelines and ISS Recommendations will not present any conflicts of interest because GSAM casts such votes in accordance with a pre-determined policy based upon the recommendations of an independent third party.

Our procedures also prohibit the influence of conflicts of interest where an active-equity Portfolio Management Team decides to vote against an ISS Recommendation. In general, conflicts of interest between GSAM and other businesses within Goldman Sachs should not affect GSAM in light of the information barrier policies separating GSAM from those other businesses. In addition, in any particular case, the approval process for a decision to vote against an ISS Recommendation, as described above, includes an inquiry into potential conflicts of interest, and GSAM senior management will not approve decisions that are based on the influence of such conflicts.

Fixed Income and Private Investments

Voting decisions with respect to client investments in fixed income securities and the securities of privately-held issuers generally will be made by the relevant portfolio managers based on their assessment of the particular transactions or other matters at issue.

External Managers

Where GSAM places client assets with managers outside of GSAM, whether through separate accounts, funds-of-funds or other structures, such external managers generally will be responsible for voting proxies in accordance with the managers’ own policies. GSAM may, however, retain such responsibilities where it deems appropriate.

Client Direction

Clients may choose to vote proxies themselves, in which case they must arrange for their custodians to send proxy materials directly to them. GSAM can also accommodate individual clients that have developed their own guidelines with ISS or another proxy service. Clients may also discuss with GSAM the possibility of receiving individualized reports or other individualized services regarding proxy voting conducted on their behalf.

ISS Standard Proxy Voting Guidelines Summary

The following is a concise summary of the ISS Standard Proxy Voting Guidelines (the “Guidelines”), which form the substantive basis of GSAM’s Policy on Proxy Voting for Investment Advisory Clients (“Policy”) with respect to public equity investments. As described in the main body of the Policy, GSAM may diverge from the Guidelines and a related ISS recommendation on any particular proxy vote or in connection with any individual investment decision.

1.	Auditors

Vote FOR proposals to ratify auditors, unless any of the following apply:

•	An auditor has a financial interest in or association with the company, and is therefore not independent,

•	Fees for non-audit services are excessive, or

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position.

2.	Board of Directors

a. Voting on Director Nominees in Uncontested Elections

Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.

b. Classification/Declassification of the Board

Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

c. Independent Chairman (Separate Chairman/CEO)

Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.

d. Majority of Independent Directors/Establishment of Committees

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS’s definition of independence.

Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

3.	Shareholder Rights

a. Shareholder Ability to Act by Written Consent

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote FOR proposals to allow or make easier shareholder action by written consent.

b. Shareholder Ability to Call Special Meetings

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

c. Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.

d. Cumulative Voting

Vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company’s other governance provisions.

e. Confidential Voting

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

4.	Proxy Contests

a. Voting for Director Nominees in Contested Elections

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management’s track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

b. Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, ISS also recommends voting for reimbursing proxy solicitation expenses.

5.	Poison Pills

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company’s poison pill and management proposals to ratify a poison pill.

6.	Mergers and Corporate Restructurings

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

7.	Reincorporation Proposals

Proposals to change a company’s state of incorporation should be evaluated on a CASEBY- CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8.	Capital Structure

a. Common Stock Authorization

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being de-listed or if a company’s ability to continue to operate as a going concern is uncertain.

b. Dual-class Stock

Vote AGAINST proposals to create a new class of common stock with superior voting rights.

Vote FOR proposals to create a new class of non-voting or sub-voting common stock if:

•	It is intended for financing purposes with minimal or no dilution to current shareholders.

•	It is not designed to preserve the voting power of an insider or significant shareholder.

9.	Executive and Director Compensation

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. The ISS methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the Securities and Exchange Commission’s rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders’ equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered along with dilution to voting power. Once ISS determines the estimated cost of the plan, ISS compares it to a company-specific dilution cap.

Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.

a. Management Proposals Seeking Approval to Reprice Options

Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

•	Historic trading patterns,

•	Rationale for the repricing,

•	Value-for-value exchange,

•	Option vesting,

•	Term of the option,

•	Exercise price,

•	Participation.

b. Employee Stock Purchase Plans

Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

Vote FOR employee stock purchase plans where all of the following apply:

•	Purchase price is at least 85 percent of fair market value;

•	Offering period is 27 months or less; and

•	Potential voting power dilution is ten percent or less.

Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

c. Shareholder Proposals on Compensation

Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long-term corporate outlook.

10.	Social and Environmental Issues

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

In general, vote CASE-BY-CASE. While a wide variety of factors go into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

EXHIBIT F

Ibbotson Associates, Inc.
Proxy Voting Policies and Procedures

Ibbotson does not assume any voting authority from clients regarding proxies.  The Chief compliance officer and his staff are responsible for monitoring the Firm’s business practices to insure no authority with respect to voting proxies is assumed or granted to the Firm and no change to its current position with respect to voting proxies has occurred.

Proxy voting practices are governed by Section 24 of the Firm’s written policies and procedures manual and are reviewed no less frequently than annually.  Should the current position with respect to voting proxies change, the manual will be amended prior to the Firm engaging in this practice.

SECTION 24 – PROXY VOTING

APPLICABLE RULES/REGULATIONS
Investment Advisers Act
Rule 206(4)-6

BACKGROUND
Rule 206(4)-6 places a number of requirements on investment advisers that have voting authority with respect to securities held in their clients’ accounts. In brief those requirements are:

•	Adopt proxy voting policies and procedures designed to ensure that the adviser votes proxies in the best interests of its clients;
•	Disclose to clients how they may obtain information about how proxies were voted; and
•	Describe to clients within the firm’s Form ADV, Part II its proxy voting policy and procedures.

POLICY
In those situations in which the RIA (Ibbotson) votes proxies, it is the RIA’s policy to comply with Rule 206(4)-6 and to establish a Proxy Voting Committee.

RESPONSIBILITY
The Proxy Voting Committee is responsible for ensuring that the RIA’s proxy voting procedures are followed.

EXHIBIT G
Invesco Advisers, Inc.
Proxy Voting Policies and Procedures
(As of April 28, 2009)

The following Invesco Aim Proxy Voting Guidelines are applicable to all funds and other accounts  managed by Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc and Invesco Aim Private Asset Management, Inc. (collectively, “Invesco Aim”).1

Introduction

Our Belief
The AIM Funds Boards of Trustees and Invesco Aim’s investment professionals expect a high standard of corporate governance from the companies in our portfolios so that Invesco Aim may fulfill its fiduciary obligation to our fund shareholders and other account holders. Well governed companies are characterized by a primary focus on the interests of shareholders, accountable boards of directors, ample transparency in financial disclosure, performance-driven cultures and appropriate consideration of all stakeholders. Invesco Aim believes well governed companies create greater shareholder wealth over the long term than poorly governed companies, so we endeavor to vote in a manner that increases the value of our investments and fosters good governance within our portfolio companies.

In determining how to vote proxy issues, Invesco Aim considers the probable business consequences of each issue and votes in a manner designed to protect and enhance fund shareholders’ and other account holders’ interests. Our voting decisions are intended to enhance each company’s total shareholder value over Invesco Aim’s typical investment horizon.

Proxy voting is an integral part of Invesco Aim’s investment process. We believe that the right to vote proxies should be managed with the same care as all other elements of the investment process. The objective of Invesco Aim’s proxy-voting activity is to promote good governance and advance the economic interests of our clients. At no time will Invesco Aim exercise its voting power to advance its own commercial interests, to pursue a social or political cause that is unrelated to our clients’ economic interests, or to favor a particular client or business relationship to the detriment of others.

Proxy Administration

The Invesco Aim Proxy Committee (the “Proxy Committee”) consists of members representing Invesco Aim’s Investments, Legal and Compliance departments. Invesco Aim’s Proxy Voting Guidelines (the “Guidelines”) are revised annually by the Proxy Committee, and are approved by the AIM Funds Boards of Trustees. The Proxy Committee implements the Guidelines and oversees proxy voting.

The Proxy Committee has retained outside experts to assist with the analysis and voting of proxy issues. In addition to the advice offered by these experts, Invesco Aim uses information gathered from our own research, company managements, Invesco Aim’s portfolio managers and outside shareholder groups to reach our voting decisions.

Generally speaking, Invesco Aim’s investment-research process leads us to invest in companies led by management teams we believe have the ability to conceive and execute strategies to outperform their competitors. We select companies for investment based in large part on our assessment of their management teams’ ability to create shareholder wealth. Therefore, in formulating our proxy-voting decisions, Invesco Aim gives proper consideration to the recommendations of a company’s Board of Directors.

Important principles underlying the Invesco Aim Proxy Voting Guidelines

I.	Accountability
Management teams of companies are accountable to their boards of directors, and directors of publicly held companies are accountable to their shareholders. Invesco Aim endeavors to vote the proxies of its portfolio companies in a manner that will reinforce the notion of a board’s accountability to its shareholders.  Consequently, Invesco Aim votes against any actions that would impair the rights of shareholders or would reduce shareholders’ influence over the board or over management.

The following are specific voting issues that illustrate how Invesco Aim applies this principle of accountability.

•
Elections of directors. In uncontested director elections for companies that do not have a controlling shareholder, Invesco Aim votes in favor of slates if they are comprised of at least a majority of independent directors and if the boards’ key committees are fully independent. Key committees include the Audit, Compensation and Governance or Nominating Committees. Invesco Aim’s standard of independence excludes directors who, in addition to the directorship, have any material business or family relationships with the companies they serve.

Contested director elections are evaluated on a case-by-case basis and are decided within the context of Invesco Aim’s investment thesis on a company.

•
Director performance. Invesco Aim withholds votes from directors who exhibit a lack of accountability to shareholders, either through their level of attendance at meetings or by enacting egregious corporate-governance or other policies. In cases of material financial restatements, accounting fraud, habitually late filings, adopting shareholder rights plan (“poison pills”) without shareholder approval, or other areas of poor performance, Invesco Aim may withhold votes from some or all of a company’s directors. In situations where directors’ performance is a concern, Invesco Aim may also support shareholder proposals to take corrective actions such as so-called “clawback” provisions.

•
Auditors and Audit Committee members. Invesco Aim believes a company’s Audit Committee has a high degree of responsibility to shareholders in matters of financial disclosure, integrity of the financial statements and effectiveness of a company’s internal controls. Independence, experience and financial expertise are critical elements of a well-functioning Audit Committee. When electing directors who are members of a company’s Audit Committee, or when ratifying a company’s auditors, Invesco Aim considers the past performance of the Committee and holds its members accountable for the quality of the company’s financial statements and reports.

•
Majority standard in director elections. The right to elect directors is the single most important mechanism shareholders have to promote accountability. Invesco Aim supports the nascent effort to reform the U.S. convention of electing directors, and votes in favor of proposals to elect directors by a majority vote.

•
Classified boards. Invesco Aim supports proposals to elect directors annually instead of electing them to staggered multi-year terms because annual elections increase a board’s level of accountability to its shareholders.

•
Supermajority voting requirements. Unless proscribed by law in the state of incorporation, Invesco Aim votes against actions that would impose any supermajority voting requirement, and supports actions to dismantle existing supermajority requirements.

•	Responsiveness. Invesco Aim withholds votes from directors who do not adequately respond to shareholder proposals that were approved by a majority of votes cast the prior year.

•
Cumulative voting. The practice of cumulative voting can enable minority shareholders to have representation on a company’s board. Invesco Aim supports proposals to institute the practice of cumulative voting at companies whose overall corporate-governance standards indicate a particular need to protect the interests of minority shareholders.

•
Shareholder access. On business matters with potential financial consequences, Invesco Aim votes in favor of proposals that would increase shareholders’ opportunities to express their views to boards of directors, proposals that would lower barriers to shareholder action and proposals to promote the adoption of generally accepted best practices in corporate governance.

II.	Incentives
Invesco Aim believes properly constructed compensation plans that include equity ownership are effective in creating incentives that induce managements and employees of our portfolio companies to create greater shareholder wealth. Invesco Aim supports equity compensation plans that promote the proper alignment of incentives, and votes against plans that are overly dilutive to existing shareholders, plans that contain objectionable structural features, and plans that appear likely to reduce the value of an account’s investment.

Following are specific voting issues that illustrate how Invesco Aim evaluates incentive plans.

•
Executive compensation. Invesco Aim evaluates compensation plans for executives within the context of the company’s performance under the executives’ tenure. Invesco Aim believes independent compensation committees are best positioned to craft executive-compensation plans that are suitable for their company-specific circumstances. We view the election of those independent compensation committee members as the appropriate mechanism for shareholders to express their approval or disapproval of a company’s compensation practices. Therefore, Invesco Aim generally does not support shareholder proposals to limit or eliminate certain forms of executive compensation. In the interest of reinforcing the notion of a compensation committee’s accountability to shareholders, Invesco Aim supports proposals requesting that companies subject each year’s compensation record to an advisory shareholder vote, or so-called “say on pay” proposals.

•
Equity-based compensation plans. When voting to approve or reject equity-based compensation plans, Invesco Aim compares the total estimated cost of the plans, including stock options and restricted stock, against a carefully selected peer group and uses multiple performance metrics that help us determine whether the incentive structures in place are creating genuine shareholder wealth. Regardless of a plan’s estimated cost relative to its peer group, Invesco Aim votes against plans that contain structural features that would impair the alignment of incentives between shareholders and management. Such features include the ability to reprice or reload options without shareholder approval, the ability to issue options below the stock’s current market price, or the ability to automatically replenish shares without shareholder approval.

•
Employee stock-purchase plans. Invesco Aim supports employee stock-purchase plans that are reasonably designed to provide proper incentives to a broad base of employees, provided that the price at which employees may acquire stock is at most a 15 percent discount from the market price.

•
Severance agreements. Invesco Aim generally votes in favor of proposals requiring advisory shareholder ratification of executives’ severance agreements. However, we oppose proposals requiring such agreements to be ratified by shareholders in advance of their adoption.

Capitalization
Examples of management proposals related to a company’s capital structure include authorizing or issuing additional equity capital, repurchasing outstanding stock, or enacting a stock split or reverse stock split. On requests for additional capital stock, Invesco Aim analyzes the company’s stated reasons for the request. Except where the request could adversely affect the fund’s ownership stake or voting rights, AIM generally supports a board’s decisions on its needs for additional capital stock. Some capitalization proposals require a case-by-case analysis within the context of Invesco Aim’s investment thesis on a company. Examples of such proposals include authorizing common or preferred stock with special voting rights, or issuing additional stock in connection with an acquisition.

IV.	Mergers, Acquisitions and Other Corporate Actions
Issuers occasionally require shareholder approval to engage in certain corporate actions such as mergers, acquisitions, name changes, dissolutions, reorganizations, divestitures and reincorporations. Invesco Aim analyzes these proposals within the context of our investment thesis on the company, and determines its vote on a case-by-case basis.

V.	Anti-Takeover Measures
Practices designed to protect a company from unsolicited bids can adversely affect shareholder value and voting rights, and they create conflicts of interests among directors, management and shareholders. Except under special issuer-specific circumstances, Invesco Aim votes to reduce or eliminate such measures. These measures include adopting or renewing “poison pills”, requiring supermajority voting on certain corporate actions, classifying the election of directors instead of electing each director to an annual term, or creating separate classes of common or preferred stock with special voting rights. Invesco Aim generally votes against management proposals to impose these types of measures, and generally votes for shareholder proposals designed to reduce such measures. Invesco Aim supports shareholder proposals directing companies to subject their anti-takeover provisions to a shareholder vote.

VI.	Shareholder Proposals on Corporate Governance
Invesco Aim generally votes for shareholder proposals that are designed to protect shareholder rights if a company’s corporate-governance standards indicate that such additional protections are warranted.

VII.	Shareholder Proposals on Social Responsibility
The potential costs and economic benefits of shareholder proposals seeking to amend a company’s practices for social reasons are difficult to assess. Analyzing the costs and economic benefits of these proposals is highly subjective and does not fit readily within our framework of voting to create greater shareholder wealth over Invesco Aim’s typical investment horizon. Therefore, Invesco Aim abstains from voting on shareholder proposals deemed to be of a purely social, political or moral nature.

VIII.	Routine Business Matters
Routine business matters rarely have a potentially material effect on the economic prospects of fund holdings, so we generally support the board’s discretion on these items. However, Invesco Aim votes against proposals where there is insufficient information to make a decision about the nature of the proposal. Similarly, Invesco Aim votes against proposals to conduct other unidentified business at shareholder meetings.

Summary

These Guidelines provide an important framework for making proxy-voting decisions, and should give fund shareholders and other account holders insight into the factors driving Invesco Aim’s decisions. The Guidelines cannot address all potential proxy issues, however. Decisions on specific issues must be made within the context of these Guidelines and within the context of the investment thesis of the funds and other accounts that own the company’s stock. Where a different investment thesis is held by portfolio managers who may hold stocks in common, Invesco Aim may vote the shares held on a fund-by-fund or account-by-account basis.

Exceptions

In certain circumstances, Invesco Aim may refrain from voting where the economic cost of voting a company’s proxy exceeds any anticipated benefits of that proxy proposal.

Share-lending programs
One reason that some portion of Invesco Aim’s position in a particular security might not be voted is the securities lending program. When securities are out on loan and earning fees for the lending fund, they are transferred into the borrower’s name. Any proxies during the period of the loan are voted by the borrower. The lending fund would have to terminate the loan to vote the company’s proxy, an action that is not generally in the best economic interest of fund shareholders. However, whenever Invesco Aim determines that the benefit to shareholders or other account holders of voting a particular proxy outweighs the revenue lost by terminating the loan, we recall the securities for the purpose of voting the fund’s full position.

“Share-blocking”
Another example of a situation where Invesco Aim may be unable to vote is in countries where the exercise of voting rights requires the fund to submit to short-term trading restrictions, a practice known as “share-blocking.” Invesco Aim generally refrains from voting proxies in share-blocking countries unless the portfolio manager determines that the benefit to fund shareholders and other account holders of voting a specific proxy outweighs the fund’s or other account’s temporary inability to sell the security.

International constraints
An additional concern that sometimes precludes our voting non-U.S. proxies is our inability to receive proxy materials with enough time and enough information to make a voting decision. In the great majority of instances, however, we are able to vote non-U.S. proxies successfully. It is important to note that Invesco Aim makes voting decisions for non-U.S. issuers using these Guidelines as our framework, but also takes into account the corporate-governance standards, regulatory environment and generally accepted best practices of the local market.

Exceptions to these Guidelines
Invesco Aim retains the flexibility to accommodate company-specific situations where strictly adhering to the Guidelines would lead to a vote that the Proxy Committee deems not to be in the best interest of the funds’ shareholders and other account holders. In these situations, the Proxy Committee will vote the proxy in the manner deemed to be in the best interest of the funds’ shareholders and other account holders, and will promptly inform the funds’ Boards of Trustees of such vote and the circumstances surrounding it.

Resolving potential conflicts of interest

A potential conflict of interest arises when Invesco Aim votes a proxy for an issuer with which it also maintains a material business relationship. Examples could include issuers that are distributors of Invesco Aim’s products, or issuers that employ Invesco Aim to manage portions of their retirement plans or treasury accounts. Invesco Aim reviews each proxy proposal to assess the extent, if any, to which there may be a material conflict between the interests of the fund shareholders or other account holders and Invesco Aim.

Invesco Aim takes reasonable measures to determine whether a potential conflict may exist. A potential conflict is deemed to exist only if one or more of the Proxy Committee members actually knew or should have known of the potential conflict.

If a material potential conflict is deemed to exist, Invesco Aim may resolve the potential conflict in one of the following ways: (1) if the proposal that gives rise to the potential conflict is specifically addressed by the Guidelines, Invesco Aim may vote the proxy in accordance with the predetermined Guidelines; (2) Invesco Aim may engage an independent third party to determine how the proxy should be voted; or (3) Invesco Aim may establish an ethical wall or other informational barrier between the persons involved in the potential conflict and the persons making the proxy-voting decision in order to insulate the potential conflict from the decision makers.

Because the Guidelines are pre-determined and crafted to be in the best economic interest of shareholders and other account holders, applying the Guidelines to vote client proxies should, in most instances, adequately resolve any potential conflict of interest. As an additional safeguard against potential conflicts, persons from Invesco Aim’s marketing, distribution and other customer-facing functions are precluded from becoming members of the Proxy Committee.

On a quarterly basis, the AIM Funds Boards of Trustees review a report from Invesco Aim’s Internal Compliance Controls Committee. The report contains a list of all known material business relationships that Invesco Aim maintains with publicly traded issuers. That list is cross-referenced with the list of proxies voted over the period. If there are any instances where Invesco Aim’s voting pattern on the proxies of its material business partners is inconsistent with its voting pattern on all other issuers, they are brought before the Trustees and explained by the Chairman of the Proxy Committee.

Personal conflicts of interest. If any member of the Proxy Committee has a personal conflict of interest with respect to a company or an issue presented for voting, that Proxy Committee member will inform the Proxy Committee of such conflict and will abstain from voting on that company or issue.

Funds of funds. Some AIM Funds offering diversified asset allocation within one investment vehicle own shares in other AIM Funds. A potential conflict of interest could arise if an underlying AIM Fund has a shareholder meeting with any proxy issues to be voted on, because Invesco Aim’s asset-allocation funds or target-maturity funds may be large shareholders of the underlying fund. In order to avoid any potential for a conflict, the asset-allocation funds and target maturity funds vote their shares in the same proportion as the votes of the external shareholders of the underlying fund.

Policies and Vote Disclosure

A copy of these Guidelines and the voting record of each AIM Fund are available on our web site, www.invescoaim.com. In accordance with Securities and Exchange Commission regulations, all funds file a record of all proxy-voting activity for the prior 12 months ending June 30th. That filing is made on or before August 31st of each year.

Footnotes

1AIM Funds not managed by Invesco Aim Advisors, Inc., are governed by the proxy voting policies of their respective sub-advisors.  Proxy Voting Guidelines applicable to AIM China Fund, AIM Core Bond Fund, AIM Floating Rate Fund, AIM Global Core Equity Fund, AIM Global Equity Fund, AIM Global Real Estate Fund, AIM High Yield Fund, AIM Income Fund, AIM International Core Equity Fund, AIM International Total Return Fund, AIM Japan Fund, AIM LIBOR Alpha Fund, AIM Limited Maturity Treasury Fund, AIM Money Market Fund, AIM Municipal Bond Fund, AIM Real Estate Fund, AIM Select Equity Fund, AIM Select Real Estate Income Fund, AIM Short Term Bond Fund, AIM Structured Core Fund, AIM Structured Growth Fund, AIM Structured Value Fund, AIM Trimark Endeavor Fund, AIM Trimark Fund, AIM Trimark Small Companies Fund, AIM U.S. Government Fund are available at our website, http://www.invescoaim.com.

GENERAL POLICY

Each of Invesco Institutional (N.A.), Inc. its wholly-owned subsidiaries, and Invesco Global Asset Management (N.A.), Inc. (collectively, “Invesco”), has responsibility for making investment decisions that are in the best interests of its clients.  As part of the investment management services it provides to clients, Invesco may be authorized by clients to vote proxies appurtenant to the shares for which the clients are beneficial owners.

Invesco believes that it has a duty to manage clients’ assets in the best economic interests of its clients and that the ability to vote proxies is a client asset.

Invesco reserves the right to amend its proxy policies and procedures from time to time without prior notice to its clients.

PROXY VOTING POLICIES

Voting of Proxies

Invesco will vote client proxies relating to equity securities in accordance with the procedures set forth below unless a non-ERISA client retains in writing the right to vote, the named fiduciary (e.g., the plan sponsor) of an ERISA client retains in writing the right to direct the plan trustee or a third party to vote proxies, or Invesco determines that any benefit the client might gain from voting a proxy would be outweighed by the costs associated therewith.  In addition, due to the distinct nature of proxy voting for interests in fixed income assets and stable value wrap agreements, the proxies for such fixed income assets and stable value wrap agreements will be voted in accordance with the procedures set forth in the “Proxy Voting for Fixed Income Assets and Stable Value Wrap Agreements” section below.

Best Economic Interests of Clients

In voting proxies, Invesco will take into consideration those factors that may affect the value of the security and will vote proxies in a manner in which, in its opinion, is in the best economic interests of clients.  Invesco endeavors to resolve any conflicts of interest exclusively in the best economic interests of clients.

RiskMetrics’ Services

Invesco has contracted with RiskMetrics Group (“RiskMetrics,” formerly known as ISS), an independent third party service provider, to vote Invesco’s clients’ proxies according to RiskMetrics’ proxy voting recommendations determined by RiskMetrics pursuant to its then-current US Proxy Voting Guidelines, a summary of which can be found at http://www.riskmetrics.com and which are deemed to be incorporated herein.  In addition, RiskMetrics will provide proxy analyses, vote recommendations, vote execution and record-keeping services for clients for which Invesco has proxy voting responsibility.  On an annual basis, the Proxy Voting Committee will review information obtained from RiskMetrics to ascertain whether RiskMetrics (i) has the capacity and competency to adequately analyze proxy issues, and (ii) can make such recommendations in an impartial manner and in the best economic interests of Invesco’s clients.  This may include a review of RiskMetrics’ Policies, Procedures and Practices Regarding Potential Conflicts of Interest and obtaining information about the work RiskMetrics does for corporate issuers and the payments RiskMetrics receives from such issuers.

Custodians forward to RiskMetrics proxy materials for clients who rely on Invesco to vote proxies.  RiskMetrics is responsible for exercising the voting rights in accordance with the RiskMetrics proxy voting guidelines.  If Invesco receives proxy materials in connection with a client’s account where the client has, in writing, communicated to Invesco that the client, plan fiduciary or other third party has reserved the right to vote proxies, Invesco will forward to the party appointed by client any proxy materials it receives with respect to the account.  In order to avoid voting proxies in circumstances where Invesco, or any of its affiliates have or may have any conflict of interest, real or perceived, Invesco has engaged RiskMetrics to provide the proxy analyses, vote recommendations and voting of proxies.

In the event that (i) RiskMetrics recuses itself on a proxy voting matter and makes no recommendation or (ii) Invesco decides to override the RiskMetrics vote recommendation, the Proxy Committee will review the issue and direct RiskMetrics how to vote the proxies as described below.

Proxy Voting for Fixed Income Assets and Stable Value Wrap Agreements

Some of Invesco’s fixed income clients hold interests in preferred stock of companies and some of Invesco’s stable value clients are parties to wrap agreements.  From time to time, companies that have issued preferred stock or that are parties to wrap agreements request that Invesco’s clients vote proxies on particular matters.  RiskMetrics does not currently provide proxy analysis or vote recommendations with respect to such proxy votes.  Therefore, when a particular matter arises in this category, the investment team responsible for the particular mandate will review the matter and make a recommendation to the Proxy Manager as to how to vote the associated proxy.  The Proxy Manager will complete the proxy ballots and send the ballots to the persons or entities identified in the ballots.

Proxy Committee

The Proxy Committee shall have seven (7) members, which shall include representatives from portfolio management, operations, and legal/compliance or other functional departments as deemed appropriate and who are knowledgeable regarding the proxy process.  A majority of the members of the Proxy Committee shall constitute a quorum and the Proxy Committee shall act by a majority vote of those members in attendance at a meeting called for the purpose of determining how to vote a particular proxy.  The Proxy Committee shall keep minutes of its meetings that shall be kept with the proxy voting records of Invesco.  The Proxy Committee will appoint a Proxy Manager to manage the proxy voting process, which includes the voting of proxies and the maintenance of appropriate records.

The Proxy Manager shall call for a meeting of the Proxy Committee (1) when override submissions are made; and (2) in instances when RiskMetrics has recused itself or has not provided a vote recommendation with respect to an equity security.  At such meeting, the Proxy Committee shall determine how proxies are to be voted in accordance with the factors set forth in the section entitled “Best Economic Interests of Clients,” above.

The Proxy Committee also is responsible for monitoring adherence to these procedures, evaluating industry trends in proxy voting and engaging in the annual review described in the section entitled “RiskMetrics’ Services,” above.

Recusal by RiskMetrics or Failure of RiskMetrics to Make a Recommendation

When RiskMetrics does not make a recommendation on a proxy voting issue or recuses itself due to a conflict of interest, the Proxy Committee will review the issue and determine whether Invesco has a material conflict of interest as determined pursuant to the policies and procedures outlined in the “Conflicts of Interest” section below.  If Invesco determines it does not have a material conflict of interest, Invesco will direct RiskMetrics how to vote the proxies.  If Invesco determines it does have a material conflict of interest, the Proxy Committee will follow the policies and procedures set forth in such section.

Override of RiskMetrics’ Recommendation

There may be occasions where Invesco investment personnel, senior officers or a member of the Proxy Committee seek to override a RiskMetrics recommendation if they believe that a RiskMetrics recommendation is not in accordance with the best economic interests of clients.  In the event that an individual listed above in this section disagrees with a RiskMetrics recommendation on a particular voting issue, the individual shall document in writing the reasons that he/she believes that the RiskMetrics recommendation is not in accordance with clients’ best economic interests and submit such written documentation to the Proxy Manager for consideration by the Proxy Committee along with the certification attached as Appendix A hereto.  Upon review of the documentation and consultation with the individual and others as the Proxy Committee deems appropriate, the Proxy Committee may make a determination to override the RiskMetrics voting recommendation if the Committee determines that it is in the best economic interests of clients and the Committee has addressed any conflict of interest.

Proxy Committee Meetings

When a Proxy Committee Meeting is called, whether because of a RiskMetrics recusal or request for override of a RiskMetrics recommendation, the Proxy Committee shall request from the Chief Compliance Officer as to whether any Invesco person has reported a conflict of interest.

The Proxy Committee shall review the report from the Chief Compliance Officer to determine whether a real or perceived conflict of interest exists, and the minutes of the Proxy Committee shall:

(1)	describe any real or perceived conflict of interest,

(2)	determine whether such real or perceived conflict of interest is material,

(3)	discuss any procedure used to address such conflict of interest,

(4)	report any contacts from outside parties (other than routine communications from proxy solicitors), and

(5)	include confirmation that the recommendation as to how the proxies are to be voted is in the best economic interests of clients and was made without regard to any conflict of interest.

Based on the above review and determinations, the Proxy Committee will direct RiskMetrics how to vote the proxies as provided herein.

Certain Proxy Votes May Not Be Cast

In some cases, Invesco may determine that it is not in the best economic interests of clients to vote proxies.  For example, proxy voting in certain countries outside the United States requires share blocking.   Shareholders who wish to vote their proxies must deposit their shares 7 to 21 days before the date of the meeting with a designated depositary.  During the blocked period, shares to be voted at the meeting cannot be sold until the meeting has taken place and the shares have been returned to the Custodian/Sub-Custodian bank.  In addition, voting certain international securities may involve unusual costs to clients, some of which may be related to requirements of having a representative in person attend the proxy meeting.  In other cases, it may not be possible to vote certain proxies despite good faith efforts to do so, for instance when inadequate notice of the matter is provided.   In the instance of loan securities, voting of proxies typically requires termination of the loan, so it is not usually in the best economic interests of clients to vote proxies on loaned securities.  Invesco typically will not, but reserves the right to, vote where share blocking restrictions, unusual costs or other barriers to efficient voting apply.  Invesco will not vote if it determines that the cost of voting exceeds the expected benefit to the client.  The Proxy Manager shall record the reason for any proxy not being voted, which record shall be kept with the proxy voting records of Invesco.

Proxy Voting Records

The proxy voting statements and records will be maintained by the Proxy Manager on-site (or accessible via an electronic storage site of RiskMetrics) for the first two (2) years.  Copies of the proxy voting statements and records will be maintained for an additional five (5) years by Invesco (or will be accessible via an electronic storage site of RiskMetrics).  Clients may obtain information about how Invesco voted proxies on their behalf by contacting their client services representative.  Alternatively, clients may make a written request for proxy voting information to: Proxy Manager, 1555 Peachtree Street, N.E., Atlanta, Georgia 30309.

CONFLICTS OF INTEREST

Procedures to Address Conflicts of Interest and Improper Influence

In order to avoid voting proxies in circumstances where Invesco or any of its affiliates have or may have any conflict of interest, real or perceived, Invesco has contracted with RiskMetrics to provide proxy analyses, vote recommendations and voting of proxies.  Unless noted otherwise by RiskMetrics, each vote recommendation provided by RiskMetrics to Invesco shall include a representation from RiskMetrics that RiskMetrics has no conflict of interest with respect to the vote.  In instances where RiskMetrics has recused itself or makes no recommendation on a particular matter, or if an override submission is requested, the Proxy Committee shall determine how the proxy is to be voted and instruct the Proxy Manager accordingly, in which case the conflict of interest provisions discussed below shall apply.

In effecting the policy of voting proxies in the best economic interests of clients, there may be occasions where the voting of such proxies may present a real or perceived conflict of interest between Invesco, as the investment manager, and Invesco’s clients.  For each director, officer and employee of Invesco (“Invesco person”), the interests of Invesco’s clients must come first, ahead of the interest of Invesco and any Invesco person, including Invesco’s affiliates.  Accordingly, no Invesco person may put “personal benefit,” whether tangible or intangible, before the interests of clients of Invesco or otherwise take advantage of the relationship with Invesco’s clients.  “Personal benefit” includes any intended benefit for oneself or any other individual, company, group or organization of any kind whatsoever, except a benefit for a client of Invesco, as appropriate.  It is imperative that each Invesco person avoid any situation that might compromise, or call into question, the exercise of fully independent judgment that is in the interests of Invesco’s clients.

Occasions may arise where a person or organization involved in the proxy voting process may have a conflict of interest.  A conflict of interest may exist if Invesco has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote.  Additional examples of situations where a conflict may exist include:

▪	Business Relationships – where Invesco manages money for a company or an employee group, manages pension assets or is actively soliciting any such business, or leases office space from a company;

▪
Personal Relationships – where an Invesco person has a personal relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships; and

▪
Familial Relationships – where an Invesco person has a known familial relationship relating to a company (e.g. a spouse or other relative who serves as a director of a public company or is employed by the company).

In the event that the Proxy Committee determines that Invesco (or an affiliate) has a material conflict of interest, the Proxy Committee will not take into consideration the relationship giving rise to the conflict of interest and  shall, in its sole discretion, either (a) decide to vote the proxies pursuant to RiskMetrics’ general proxy voting guidelines, (b) engage an independent third party to provide a vote recommendation, or (c) contact Invesco’s client(s) for direction as to how to vote the proxies.
In the event an Invesco person has a conflict of interest and has knowledge of such conflict of interest, it is the responsibility of such Invesco person to disclose the conflict to the Chief Compliance Officer.  When a Proxy Committee meeting is called, the Chief Compliance Officer will report to the Proxy Committee all real or potential conflicts of interest for the Proxy Committee to review and determine whether such conflict is material.  If the Proxy Committee determines that such conflict is material and involves a person involved in the proxy voting process, the Proxy Committee may require such person to recuse himself or herself from participating in the discussions regarding the proxy vote item and from casting a vote regarding how Invesco should vote such proxy.  An Invesco person will not be considered to have a material conflict of interest if the Invesco person did not know of the conflict of interest and did not attempt to influence the outcome of a proxy vote.

In order to ensure compliance with these procedures, the Proxy Manager and each member of the Proxy Committee shall certify annually as to their compliance with this policy.  In addition, any Invesco person who submits a RiskMetrics override recommendation to the Proxy Committee shall certify as to their compliance with this policy concurrently with the submission of their override recommendation.  A form of such certification is attached as Appendix A hereto.

In addition, members of the Proxy Committee must notify Invesco’s Chief Compliance Officer, with impunity and without fear of retribution or retaliation, of any direct, indirect or perceived improper influence exerted by any Invesco person or by an affiliated company’s representatives with regard to how Invesco should vote proxies.  The Chief Compliance Officer will investigate the allegations and will report his or her findings to the Invesco Risk Management Committee.  In the event that it is determined that improper influence was exerted, the Risk Management Committee will determine the appropriate action to take, which actions may include, but are not limited to, (1) notifying the affiliated company’s Chief Executive Officer, its Management Committee or Board of Directors, (2) taking remedial action, if necessary, to correct the result of any improper influence where clients have been harmed, or (3) notifying the appropriate regulatory agencies of the improper influence and cooperating fully with these regulatory agencies as required.  In all cases, the Proxy Committee shall not take into consideration the improper influence in determining how to vote proxies and will vote proxies solely in the best economic interests of clients.

APPENDIX A

ACKNOWLEDGEMENT AND CERTIFICATION

I acknowledge that I have read the Invesco Proxy Voting Policy (a copy of which has been supplied to me, which I will retain for future reference) and agree to comply in all respects with the terms and provisions thereof.  I have disclosed or reported all real or potential conflicts of interest to the Invesco Chief Compliance Officer and will continue to do so as matters arise.  I have complied with all provisions of this Policy.

Print Name
Date	Signature

[Missing Graphic Reference]

Proxy Voting

Policy Number: B-6          Effective Date: May 1, 2001        Revision Date:  January 2009

[Missing Graphic Reference]

Purpose and Background

In its trusteeship and management of mutual funds, Invesco Trimark acts as fiduciary to the unitholders and must act in their best interests.

Application

Invesco Trimark will make every effort to exercise all voting rights with respect to securities held in the mutual funds that it manages in Canada or to which it provides sub-advisory services, including a Fund registered under and governed by the US Investment Company Act of 1940, as amended (the “US Funds”) (collectively, the “Funds”). Proxies for the funds distributed by Invesco Trimark and managed by an affiliate or a third party (a “Sub-Advisor”) will be voted in accordance with the Sub-Advisor’s policy, unless the sub-advisory agreement provides otherwise.

The portfolio managers have responsibility for exercising all proxy votes and in doing so, for acting in the best interest of the Fund.  Portfolio managers must vote proxies in accordance with the Invesco Trimark Proxy Voting Guidelines (the Guidelines), as amended from time to time, a copy of which is attached to this policy.

When a proxy is voted against the recommendation of the publicly traded company’s Board, the portfolio manager will provide to the Chief Investment Officer (“CIO”) or designate the reasons in writing for any vote in opposition to management’s recommendation.

Invesco Trimark may delegate to a third party the responsibility to vote proxies on behalf of all or certain Funds, in accordance with the Guidelines.

Records Management

The Invesco Trimark Investment Operations department will endeavour to ensure that all proxies and notices are received from all issuers on a timely basis, and will maintain for all Funds:

A record of all proxies received;

a record of votes cast;

a copy of the reasons for voting against management; and for the US Funds the documents mentioned above; and

a copy of any document created by Invesco Trimark that was material to making a decision how to vote proxies on behalf of a U.S. Fund and that memorializes the basis of that decision.

Invesco Trimark has a dedicated person ( “Administrator”) who manages all proxy voting materials.  Proxy voting circulars for all companies are received electronically through an external service provider.  Circulars for North American companies and ADRs are generally also received in paper format.

Once a circular is received, the Administrator verifies that all shares and Funds affected are correctly listed. The Administrator then gives a copy of the proxy ballot to each affected portfolio manager and maintains a tracking list to ensure that all proxies are voted within the prescribed deadlines.

Once voting information has been received from the portfolio managers, voting instructions are sent electronically to the service provider who then forwards the instructions to the appropriate proxy voting agent or transfer agent.  The external service provider retains on behalf of Invesco Trimark a record of the votes cast and agrees to provide Invesco Trimark with a copy of proxy records promptly upon request.
The service provider must make all documents available to Invesco Trimark for a period of 7 years.
In the event that Invesco Trimark ceases to use an external service provider, all documents would be maintained and preserved in an easily accessible place i) for a period of 2 years where Invesco Trimark carries on business in Canada and ii) for a period of 5 years thereafter at the same location or at any other location.

Reporting

The CIO will report on proxy voting to the Fund Boards on an annual basis with respect to all funds managed in Canada or distributed by Invesco Trimark and managed by a Sub-Advisor.  The CIO will report on proxy voting to the Board of Directors of the US Funds as required from time to time.

In accordance with National Instrument 81-106 (NI 81-106), proxy voting records for all Canadian mutual funds for years ending June 30th are posted on Invesco Trimark’s website no later than August 31st of each year.

The Invesco Trimark Compliance department will review the proxy voting records held by Invesco Trimark on an annual basis to confirm that proxy voting records are posted by the August 31st deadline under NI 81-106.  A summary of the review will be retained onsite for 2 years and thereafter offsite for 5 years with a designated records maintenance firm.

INVESCO TRIMARK

PROXY VOTING GUIDELINES

Purpose

The purpose of this document is to describe Invesco Trimark’s general guidelines for voting proxies received from companies held in Invesco Trimark’s Toronto-based funds.  Proxy voting for the funds managed on behalf of Invesco Trimark on a sub-advised basis (i.e. by other Invesco business units or on a third party basis) are subject to the proxy voting policies & procedures of those other entities.  As part of its regular due diligence, Invesco Trimark will review the proxy voting policies & procedures of any new sub-advisors to ensure that they are appropriate in the circumstances.

Introduction

Invesco Trimark has the fiduciary obligation to ensure that the long-term economic best interest of unitholders is the key consideration when voting proxies of portfolio companies.

The default is to vote with the recommendation of the publicly traded company’s Board.

As a general rule, Invesco Trimark shall vote against any actions that would:

•	reduce the rights or options of shareholders,
•	reduce shareholder influence over the board of directors and management,
•	reduce the alignment of interests between management and shareholders, or
•	reduce the value of shareholders' investments.

At the same time, since Invesco Trimark’s  Toronto-based portfolio managers follow an investment discipline that includes investing in companies that are believed to have strong management teams, the portfolio managers will generally support the management of companies in which they invest, and will accord proper weight to the positions of a company’s board of directors.  Therefore, in most circumstances, votes will be cast in accordance with the recommendations of the company's board of directors.

While Invesco Trimark’s proxy voting guidelines are stated below, the portfolio managers will take into consideration all relevant facts and circumstances (including country specific considerations), and retain the right to vote proxies as deemed appropriate.
These guidelines may be amended from time to time.

Conflicts of Interest

When voting proxies, Invesco Trimark’s portfolio managers assess whether there are material conflicts of interest between Invesco Trimark’s interests and those of unitholders.  A potential conflict of interest situation may include where Invesco Trimark or an affiliate manages assets for, provides other financial services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote in favour of management of the company may harm Invesco Trimark’s  relationship with the company.  In all situations, the portfolio managers will not take Invesco Trimark’s  relationship with the company into account, and will vote the proxies in the best interest of the unitholders.  To the extent that a portfolio manager has any personal conflict of interest with respect to a company or an issue presented, that portfolio manager should abstain from voting on that company or issue.  Portfolio managers are required to report to the CIO any such conflicts of interest and/or attempts by outside parties to improperly influence the voting process.  The CIO will report any conflicts of interest to the Trading Committee and the Independent Review Committee on an annual basis.

I           BOARDS OF DIRECTORS

We believe that a board that has at least a majority of independent directors is integral to good corporate governance.  Unless there are restrictions specific to a company’s home jurisdiction, key board committees, including audit and compensation committees, should be completely independent.

Voting on Director Nominees in Uncontested Elections

Votes in an uncontested election of directors are evaluated on a case-by-case basis, considering factors that may include:

•	Long-term company performance relative to a market index,
•	Composition of the board and key board committees,
•	Nominee’s attendance at board meetings,
•	Nominee’s time commitments as a result of serving on other company boards,
•	Nominee’s investments in the company,
•	Whether the chairman is also serving as CEO, and
•	Whether a retired CEO sits on the board.

Voting on Director Nominees in Contested Elections

Votes in a contested election of directors are evaluated on a case-by-case basis, considering factors that may include:

•	Long-term financial performance of the target company relative to its industry,
•	Management’s track record,
•	Background to the proxy contest,
•	Qualifications of director nominees (both slates),
•	Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met, and
•	Stock ownership positions.

Majority Threshold Voting for Director Elections

We will generally vote for proposals that require directors to be elected with an affirmative majority of votes cast unless the relevant portfolio manager believes that the company has adopted formal corporate governance principles that present a meaningful alternative to the majority voting standard and provide an adequate and timely response to both new nominees as well as incumbent nominees who fail to receive a majority of votes cast.

Reimbursement of Proxy Solicitation Expenses

Decisions to provide reimbursement for dissidents waging a proxy contest are made on a case-by-case basis.

Separating Chairman and CEO

Shareholder proposals to separate the chairman and CEO positions should be evaluated on a case-by-case basis.

While we generally support these proposals, some companies have governance structures in place that can satisfactorily counterbalance a combined position.  Voting decisions will take into account factors such as:

•	Designated lead director, appointed from the ranks of the independent board members with clearly delineated duties;
•	Majority of independent directors;
•	All-independent key committees;
•	Committee chairpersons nominated by the independent directors;
•	CEO performance is reviewed annually by a committee of outside directors; and
•	Established governance guidelines.

Majority of Independent Directors

While we generally support shareholder proposals asking that a majority of directors be independent, each proposal should be evaluated on a case-by-case basis.

We generally vote for shareholder proposals that request that the board’s audit, compensation, and/or nominating committees be composed exclusively of independent directors.

Stock Ownership Requirements

We believe that individual directors should be appropriately compensated and motivated to act in the best interests of shareholders.  Share ownership by directors better aligns their interests with those of other shareholders.  Therefore, we believe that meaningful share ownership by directors is in the best interest of the company.

We generally vote for proposals that require a certain percentage of a director’s compensation to be in the form of common stock.

Size of Boards of Directors

We believe that the number of directors is important to ensuring the board’s effectiveness in maximizing long-term shareholder value.  The board must be large enough to allow it to adequately discharge its responsibilities, without being so large that it becomes cumbersome.

While we will prefer a board of no fewer than 5 and no more than16 members, each situation will be considered on a case-by-case basis taking into consideration the specific company circumstances.

Classified or Staggered Boards

In a classified or staggered board, directors are typically elected in two or more “classes”, serving terms greater than one year.

We prefer the annual election of all directors and will generally not support proposals that provide for staggered terms for board members.  We recognize that there may be jurisdictions where staggered terms for board members is common practice and, in such situations, we will review the proposals on a case-by-case basis.

Director Indemnification and Liability Protection

We recognize that many individuals may be reluctant to serve as corporate directors if they were to be personally liable for all lawsuits and legal costs.  As a result, limitations on directors’ liability can benefit the corporation and its shareholders by helping to attract and retain qualified directors while providing recourse to shareholders on areas of misconduct by directors.

We generally vote for proposals that limit directors’ liability and provide indemnification as long as the arrangements are limited to the director acting honestly and in good faith with a view to the best interests of the corporation and, in criminal matters, are limited to the director having reasonable grounds for believing the conduct was lawful.

II           AUDITORS

A strong audit process is a requirement for good corporate governance.  A significant aspect of the audit process is a strong relationship with a knowledgeable and independent set of auditors.

Ratification of Auditors

We believe a company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence.

We generally vote for the reappointment of the company’s auditors unless:

•	It is not clear that the auditors will be able to fulfill their function;

•	There is reason to believe the auditors have rendered an opinion that is neither accurate nor indicative of the company’s financial position; or

•	The auditors have a significant professional or personal relationship with the issuer that compromises their independence.

Disclosure of Audit vs. Non-Audit Fees

Understanding the fees earned by the auditors is important for assessing auditor independence.  Our support for the re-appointment of the auditors will take into consideration whether the management information circular contains adequate disclosure about the amount and nature of audit vs. non-audit fees.

There may be certain jurisdictions that do not currently require disclosure of audit vs. non-audit fees.  In these circumstances, we will generally support proposals that call for this disclosure.

III           COMPENSATION PROGRAMS

Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors.  Plans should not substantially dilute shareholders’ ownership interests in the company, provide participants with excessive awards or have objectionable structural features.  We will consider each compensation plan in its entirety (including all incentives, awards and other compensation) to determine if the plan provides the right incentives to managers and directors and is reasonable on the whole.

While we generally encourage companies to provide more transparent disclosure related to their compensation programs, the following are specific guidelines dealing with some of the more common features of these programs (features not specifically itemized below will be considered on a case-by-case basis taking into consideration the general principles described above):

Cash Compensation and Severance Packages

We will generally support the board’s discretion to determine and grant appropriate cash compensation and severance packages.

Equity Based Plans - Dilution

We will generally vote against equity-based plans where the total dilution (including all equity-based plans) is excessive. The CIO will require a written explanation any time a portfolio manager votes against an equity-based plans.

Employee Stock Purchase Plans
We will generally vote for the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.  It is recognized that country specific circumstances may exist (e.g. tax issues) that require proposals to be reviewed on a case-by-case basis.

Loans to Employees

We will vote against the corporation making loans to employees to allow employees to pay for stock or stock options.  It is recognized that country specific circumstances may exist that require proposals to be reviewed on a case-by-case basis.

Stock Option Plans – Board Discretion

We will vote against stock option plans that give the board broad discretion in setting the terms and conditions of the programs.  Such programs should be submitted with detail and be reasonable in the circumstances regarding their cost, scope, frequency and schedule for exercising the options.

Stock Option Plans – Inappropriate Features

We will generally vote against plans that have any of the following structural features:

•	ability to re-price “underwater” options without shareholder approval,
•	ability to issue options with an exercise price below the stock’s current market price,
•	ability to issue “reload” options, or
•	automatic share replenishment (“evergreen”) features.

Stock Option Plans – Director Eligibility

While we prefer stock ownership by directors, we will support stock option plans for directors as long as the terms and conditions of director options are clearly defined

Stock Option Plans - Repricing

We will vote for proposals to re-price options if there is a value-for-value (rather than a share-for-share) exchange.

Stock Option Plans - Vesting

We will vote against stock option plans that are 100% vested when granted.

Stock Option Plans – Authorized Allocations

We will generally vote against stock option plans that authorize allocation of 25% or more of the available options to any one individual.

Stock Option Plans – Change in Control Provisions

We will vote against stock option plans with change in control provisions that allow option holders to receive more for their options than shareholders would receive for their shares.

IV           CORPORATE MATTERS

We will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers & acquisitions on a case-by-case basis, taking into consideration the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company’s industry and performance in terms of shareholder returns.
Common Stock Authorization

We will review proposals to increase the number of shares of common stock authorized for issue on a case-by-case basis.

Dual Class Share Structures

Dual class share structures involve a second class of common stock with either superior or inferior voting rights to those of another class of stock.

We will generally vote against proposals to create or extend dual class share structures where certain stockholders have superior or inferior voting rights to another class of stock.

Stock Splits

We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company’s industry and performance in terms of shareholder returns.

Reverse Stock Splits

We will vote for management proposals to implement a reverse stock split, provided that the reverse split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the reverse split.

Share Repurchase Programs

We will vote against proposals to institute open-market share repurchase plans if all shareholders do not participate on an equal basis.

Reincorporation

Reincorporation involves re-establishing the company in a different legal jurisdiction.

We will generally vote for proposals to reincorporate the company provided that the board and management have demonstrated sound financial or business reasons for the move.  Proposals to reincorporate will not be supported if solely as part of an anti-takeover defense or as a way to limit directors’ liability.

Mergers & Acquisitions

We will vote for merger & acquisition proposals that the relevant portfolio managers believe, based on their review of the materials:

•	will result in financial and operating benefits,
•	have a fair offer price,
•	have favourable prospects for the combined companies, and
•	will not have a negative impact on corporate governance or shareholder rights.

V           SOCIAL RESPONSIBILITY

We recognize that to effectively manage a corporation, directors and management must consider not only the interests of shareholders, but the interests of employees, customers, suppliers, and creditors, among others.

We believe that companies and their boards must give careful consideration to social responsibility issues in order to enhance long-term shareholder value.

We support efforts by companies to develop policies and practices that consider social responsibility issues related to their businesses.

VI           SHAREHOLDER PROPOSALS

Shareholder proposals can be extremely complex, and the impact on the interests of all stakeholders can rarely be anticipated with a high degree of confidence.  As a result, shareholder proposals will be reviewed on a case-by-case basis with consideration of factors such as:

•	the proposal’s impact on the company’s short-term and long-term share value,
•	its effect on the company’s reputation,
•	the economic effect of the proposal,
•	industry and regional norms applicable to the company,
•	the company’s overall corporate governance provisions, and
•	the reasonableness of the request.

We will generally support shareholder proposals that require additional disclosure regarding corporate responsibility issues where the relevant portfolio manager believes:

•	the company has failed to adequately address these issues with shareholders,

•	there is information to suggest that a company follows procedures that are not in compliance with applicable regulations, or

•	the company fails to provide a level of disclosure that is comparable to industry peers or generally accepted standards.

We will generally not support shareholder proposals that place arbitrary or artificial constraints on the board, management or the company.

Ordinary Business Practices

We will generally support the board’s discretion regarding shareholder proposals that involve ordinary business practices.

Protection of Shareholder Rights

We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company’s corporate governance standards indicate that such additional protections are warranted.

Barriers to Shareholder Action

We will generally vote for proposals to lower barriers to shareholder action.

Shareholder Rights Plans

We will generally vote for proposals to subject shareholder rights plans to a shareholder vote.

VII           OTHER

We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.

We will vote against any proposals to authorize the company to conduct any other business that is not described in the proxy statement (including the authority to approve any further amendments to an otherwise approved resolution).

EXHIBIT H

Lord, Abbett & Co. LLC (“Lord Abbett”)
Proxy Voting Policies and Procedures
(As of September 17, 2009)

Introduction

Under the Investment Advisers Act of 1940, as amended, Lord, Abbett & Co. LLC (“Lord Abbett” or “we”) acts as a fiduciary that owes each of its clients duties of care and loyalty with respect to all services undertaken on the client’s behalf, including proxy voting.  This means that Lord Abbett is required to vote proxies in the manner we believe is in the best interests of each client, including the Lord Abbett Funds (the “Funds”) and their shareholders.  We take a long-term perspective in investing our clients’ assets and employ the same perspective in voting proxies on their behalf.  Accordingly, we tend to support proxy proposals that we believe are likely to maximize shareholder value over time, whether such proposals were initiated by a company or its shareholders.

Proxy Voting Process Overview

Lord Abbett has a Proxy Group within its Operations Department (the “Proxy Group”) that oversees proxy voting mechanics on a day-to-day basis and provides Lord Abbett’s Proxy Policy Committee (the “Proxy Policy Committee”) and Investment Department personnel with information regarding shareholder voting.  The Proxy Policy Committee consists of Lord Abbett’s Chief Investment Officer, Director of Domestic Equity Portfolio Management, Director of International Equity, Director of Research, and General Counsel.  Voting decisions are made by the Investment Department in accordance with these policies and procedures and are carried out by the Proxy Group.

Lord Abbett has retained an independent third party service provider (the “Proxy Advisor”) to analyze proxy issues and recommend how to vote on those issues, and to provide assistance in the administration of the proxy process, including maintaining complete proxy voting records.2  While Lord Abbett takes into consideration the information and recommendations of the Proxy Advisor, Lord Abbett votes all proxies based on its own proxy voting policies, including Lord Abbett’s conclusions regarding the best interests of the Funds, their shareholders and other advisory clients, rather than basing decisions solely on the Proxy Advisor’s recommendations.

Lord Abbett has implemented a three-pronged approach to the proxy voting process, which is described more fully below:

•
In cases where we deem any client’s position in a company to be material,3 the relevant investment team is responsible for determining how to vote the security.  Once a voting decision has been made, the investment team provides instructions to the Proxy Group, which is responsible for submitting Lord Abbett’s vote.

•
In cases where we deem all clients’ positions in a company to be non-material, the Chief Administrative Officer for the Investment Department is responsible for determining how to vote the security.  The Chief Administrative Officer may seek guidance from the relevant investment team, the Proxy Policy Committee or any of its members, the Proxy Advisor, or other sources to determine how to vote.  Once a voting decision has been made, the Chief Administrative Officer provides instructions to the Proxy Group, which is responsible for submitting Lord Abbett’s vote.

•
Lord Abbett has identified certain types of proxy proposals that it considers purely administrative in nature and as to which it will always vote in favor.  The Proxy Group is authorized to vote in favor of such proposals without receiving instructions from the Investment Department, regardless of the materiality of any client’s position.  Lord Abbett presently considers the following specific types of proposals to fall within this category:  (1) proposals to change a company’s name; and (2) proposals regarding formalities of shareholder meetings (namely, changes to a meeting’s date, time, or location).

When multiple investment teams manage one or more portfolios that hold the same voting security, the investment team that manages the largest number of shares of the security will be considered to have the dominant position and Lord Abbett will vote all shares on behalf of all clients that hold the security in accordance with the vote determined by the investment team with the dominant position.

Conflicts of Interest

Lord Abbett is an independent, privately held firm with a singular focus on the management of money.  Although Lord Abbett does not face the conflicts of interest inherent in being part of a larger financial institution, conflicts of interest nevertheless may arise in the proxy voting process.  Such a conflict may exist, for example, when a client’s account holds shares of a company that also is a client of Lord Abbett.  We have adopted safeguards designed to ensure that conflicts of interests are identified and resolved in our clients’ best interests rather than our own.  Generally, when a potential conflict of interest arises, Lord Abbett adheres to its voting guidelines on the issue or, if the guidelines do not address the particular issue, we would follow the Proxy Advisor’s recommendation.

Lord Abbett maintains a list of all publicly held companies for which one of the Funds’ independent directors/trustees also serves on the board of directors or is a nominee for election to the board of directors.  If a Fund owns stock in such a company and if Lord Abbett decides not to follow the Proxy Advisor’s recommendation concerning a proxy proposal involving the company, Lord Abbett will notify the related Fund’s Proxy Committee4 and seek voting instructions from the Committee.  In these instances, if applicable, the independent director/trustee will abstain from any discussions by the Fund’s Proxy Committee regarding the company.

Lord Abbett also maintains a list of all publicly held companies (including any subsidiaries of such companies) that have a significant business relationship with Lord Abbett.  A “significant business relationship” for this purpose means:  (1) a broker dealer firm that is responsible for one percent or more of the Funds’ total dollar amount of shares sold for the last 12 months; (2) a firm that is a sponsor firm with respect to Lord Abbett’s separately managed account business; (3) an institutional account client that has an investment management agreement with Lord Abbett; (4) an institutional investor that, to Lord Abbett’s knowledge, holds at least $5 million in shares of the Funds; and (5) a retirement plan client that, to Lord Abbett’s knowledge, has at least $5 invested in the Funds.  For proxy proposals involving such companies, Lord Abbett will notify the Funds’ Proxy Committees and seek voting instructions from the Committees only in those situations where Lord Abbett proposes not to follow the Proxy Advisor’s recommendations.

Proxy Voting Guidelines

A general summary of the guidelines that we normally follow in voting proxies appears below.  These voting guidelines reflect our general views.  We reserve the flexibility to vote in a manner contrary to our general views on particular issues if we believe doing so is in the best interests of our clients, including the Funds and their shareholders.  Many different specific types of proposals may arise under the broad categories discussed below, and it is not possible to contemplate every issue on which we may be asked to vote.  Accordingly, we will vote on proposals concerning issues not expressly covered by these guidelines based on the specific factors that we believe are relevant.

A.
Auditors – Auditors are responsible for examining, correcting, and verifying the accuracy of a company’s financial statements.  Lord Abbett believes that companies normally are in the best position to select their auditors and, therefore, we generally support management’s recommendations concerning the ratification of the selection of auditors.  However, we may evaluate such proposals on a case-by-case basis due to concerns about impaired independence, accounting irregularities, or failure of the auditors to act in shareholders’ best economic interests, among other factors we may deem relevant.

B.	Directors

1.
Election of directors – The board of directors of a company oversees all aspects of the company’s business.  Companies and, under certain circumstances, their shareholders, may nominate directors for election by shareholders.  Lord Abbett believes that the independent directors currently serving on a company’s board of directors (or a nominating committee comprised of such independent directors) generally are in the best position to identify qualified director nominees.  Accordingly, we normally vote in accordance with management’s recommendations on the election of directors.  In evaluating a director nominee’s candidacy, however, Lord Abbett may consider the following factors, among others:  (1) the composition of the board and its committees; (2) whether the nominee is independent of company management; (3) the nominee’s board meeting attendance; (4) the nominee’s history of representing shareholder interests on the company’s board or other boards; (5) the nominee’s investment in the company; (6) the company’s long-term performance relative to a market index; and (7) takeover activity.  Lord Abbett may withhold votes for some or all of a company’s director nominees on a case-by-case basis.

2.
Majority voting – Under a majority voting standard, director nominees must be elected by an affirmative majority of the votes cast at a meeting.  Majority voting establishes a higher threshold for director election than plurality voting, in which nominees who receive the most votes are elected, regardless of how small the number of votes received is relative to the total number of shares voted.  Lord Abbett generally supports proposals that seek to adopt a majority voting standard.

3.
Board classification – A “classified” or “staggered” board is a structure in which only a portion of a company’s board of directors (typically one-third) is elected each year.  A company may employ such a structure to promote continuity of leadership and thwart takeover attempts.  Lord Abbett generally votes against proposals to classify a board, absent special circumstances indicating that shareholder interests would be better served by such a structure.  In evaluating a classified board proposal, Lord Abbett may consider the following factors, among others:  (1) the company’s long-term strategic plan; (2) the extent to which continuity of leadership is necessary to advance that plan; and (3) the need to guard against takeover attempts.

4.
Separation of chairman and chief executive officer functions – Proponents of proposals for the separation of the roles of a company’s chairman and chief executive officer (“CEO”) seek to enhance board accountability and mitigate a company’s risk-taking behavior by asking that the role of the chairman of the company’s board of directors be filled by someone other than the company’s CEO.  We generally support separation of the chairman and CEO functions, although we may oppose such separation on a case-by-case basis if we believe that a company’s governance structure or business promotes good and successful business management through other means.

5.
Independent chairman – An independent director is one who serves on a company’s board but is not employed by the company or affiliated with it in any other capacity.  We generally vote with management on proposals that call for an independent director to serve as the chairman of a company’s board of directors.  We may vote for such proposals on a case-by-case basis, regardless of management opposition, if we believe that a company’s governance structure does not promote independent oversight through other means, such as a lead director, a board composed of a majority of independent directors, and/or independent board committees.

6.
Independent board and committee members – Lord Abbett believes that independent board and committee membership often helps to mitigate the inherent conflicts of interest that arise when a company’s executive officers also serve on its board and committees.  Therefore, we generally support proposals seeking to impose a requirement that a majority of a company’s directors be independent.  We also generally support proposals seeking to impose a requirement that a board’s audit, compensation, nominating, and/or other committees be composed exclusively of independent directors.

C.	Compensation and Benefits

1.
General – In the wake of recent corporate scandals and market volatility, shareholders increasingly have scrutinized the nature and amount of compensation paid by a company to its executive officers and other employees.  Lord Abbett believes that because a company has exclusive knowledge of material information not available to shareholders regarding its business, financial condition, and prospects, the company itself usually is in the best position to make decisions about compensation and benefits.  Accordingly, we generally vote with management on such matters.  However, we may oppose management on a case-by-case basis if we deem a company’s compensation to be excessive or inconsistent with its peer companies’ compensation, we believe a company’s compensation measures do not foster a long-term focus among its executive officers and other employees, or we believe a company has not met performance expectations, among other reasons.  Discussed below are some specific types of compensation-related proposals that we may encounter.

2.
Incentive compensation plans – An incentive compensation plan rewards an executive’s performance through a combination of cash compensation and stock awards.  Incentive compensation plans are designed to align an executive’s compensation with a company’s long-term performance.  As noted above, Lord Abbett believes that management generally is in the best position to assess executive compensation levels and, therefore, generally votes with management on proposals relating to incentive compensation plans.  In evaluating such a proposal, however, Lord Abbett may consider the following factors, among others:  (1) the executive’s expertise and the value he or she brings to the company; (2) the company’s performance, particularly during the executive’s tenure; (3) the percentage of overall compensation that consists of stock; (4) whether the incentive compensation plan has any potential to dilute the voting power or economic interests of other shareholders; (5) the features of the plan and costs associated with it; (6) whether the plan provides for repricing or replacement of underwater stock options; and (7) quantitative data from the Proxy Advisor regarding compensation ranges by industry and company size.  We also scrutinize very closely the proposed repricing or replacement of underwater stock options, taking into consideration the stock’s volatility, management’s rationale for the repricing or replacement, the new exercise price, and any other factors we deem relevant.

3.
Say on pay – “Say on pay” proposals give shareholders a nonbinding vote on executive compensation.  These shareholder proposals are designed to serve as a means of conveying to company management shareholder concerns, if any, about executive compensation.  Lord Abbett believes that management generally is in the best position to assess executive compensation.  Thus, we generally vote with management on say on pay proposals unless we believe that compensation has been excessive or direct feedback to management about compensation has not resulted in any changes.

4.
Pay for performance – “Pay for performance” proposals are shareholder proposals that seek to achieve greater alignment between executive compensation and company performance.  Shareholders initiating these proposals tend to focus on board compensation committees’ accountability, the use of independent compensation consultants, enhanced disclosure of compensation packages, and perquisites given to executives.  Because Lord Abbett believes that management generally is in the best position to assess executive compensation, we generally follow management’s voting recommendations regarding pay for performance proposals.  However, we may evaluate such proposals on a case-by-case basis if we believe a company’s long-term interests and its executives’ financial incentives are not properly aligned or if we question the methodology a company followed in setting executive compensation, among other reasons.

5.
Clawback provisions – A clawback provision allows a company to recoup or “claw back” incentive compensation paid to an executive if the company later determines that the executive did not actually meet applicable performance goals.  For example, such provisions might be used when a company calculated an executive’s compensation based on inaccurate or fraudulent financial statements.  Some clawback provisions are triggered only if the misalignment between compensation and performance is attributable to improper conduct on the part of the executive.  Shareholder proponents of clawback proposals believe that they encourage executive accountability and mitigate a company’s risk-taking behavior.  Because Lord Abbett believes that management generally is in the best position to assess executive compensation, we generally vote with management on clawback proposals.  We may, however, evaluate such a proposal on a case-by-case basis due to concerns about the amount of compensation paid to the executive, the executive’s or the company’s performance, or accounting irregularities, among other factors we may deem relevant.

6.
Anti-gross-up policies – Tax “gross-ups” are payments by a company to an executive intended to reimburse some or all of the executive’s tax liability with respect to compensation, perquisites, and other benefits.  Because the gross-up payment also is taxable, it typically is inflated to cover the amount of the tax liability and the gross-up payment itself.  Critics of such payments argue that they often are not transparent to shareholders and can substantially enhance an executive’s overall compensation.  Thus, shareholders increasingly are urging companies to establish policies prohibiting tax gross-ups.  Because Lord Abbett believes that management generally is in the best position to assess executive compensation, we generally vote with management on gross-up proposals.  We may, however, evaluate such a proposal on a case-by-case basis due to concerns about the amount of compensation paid to the executive or the executive’s or the company’s performance, among other factors we may deem relevant.

7.
Severance agreements and executive death benefits – Severance or so-called “golden parachute” payments sometimes are made to departing executives after termination or upon a company’s change in control.  Similarly, companies sometimes make executive death benefit or so-called “golden coffin” payments to an executive’s estate.  Both practices increasingly are coming under shareholder scrutiny.  While we generally vote with management on compensation matters, we scrutinize cases in which severance or executive death benefits are especially lucrative or are granted despite the executive’s or the company’s poor performance, and may vote against management on a case-by-case basis as we deem appropriate.

8.
Executive pay limits – Lord Abbett believes that a company’s flexibility with regard to its compensation practices is critical to its ability to recruit, retain, and motivate key talent.  Accordingly, we generally vote with management on shareholder proposals that seek to impose limits on executive compensation.

9.
Employee stock purchase plans – Employee stock purchase plans permit employees to purchase company stock at discounted prices and, under certain circumstances, receive favorable tax treatment when they sell the stock.  Lord Abbett generally follows management’s voting recommendation concerning employee stock purchase plans, although we generally do not support plans that are dilutive.

D.	Corporate Matters

1.
Charter amendments – A company’s charter documents, which may consist of articles of incorporation or a declaration of trust and bylaws, govern the company’s organizational matters and affairs.  Lord Abbett believes that management normally is in the best position to determine appropriate amendments to a company’s governing documents.  Some charter amendment proposals involve routine matters, such as changing a company’s name or procedures relating to the conduct of shareholder meetings.  Lord Abbett believes that such routine matters do not materially affect shareholder interests and, therefore, we vote with management with respect to them in all cases.  Other types of charter amendments, however, are more substantive in nature and may impact shareholder interests.  We consider such proposals on a case-by-case basis to the extent they are not explicitly covered by these guidelines.

2.
Changes to capital structure – A company may propose amendments to its charter documents to change the number of authorized shares or create new classes of stock.  We generally support proposals to increase a company’s number of authorized shares when the company has articulated a clear and reasonable purpose for the increase (for example, to facilitate a stock split, merger, acquisition, or restructuring).  However, we generally oppose share capital increases that would have a dilutive effect.  We also generally oppose proposals to create a new class of stock with superior voting rights.

3.
Reincorporation – We generally follow management’s recommendation regarding proposals to change a company’s state of incorporation, although we consider the rationale for the reincorporation and the financial, legal, and corporate governance implications of the reincorporation.  We will vote against reincorporation proposals that we believe contravene shareholders’ interests.

4.
Mergers, acquisitions, and restructurings – A merger or acquisition involves combining two distinct companies into a single corporate entity.  A restructuring involves a significant change in a company’s legal, operational, or structural features.  After these kinds of transactions are completed, shareholders typically will own stock in a company that differs from the company whose shares they initially purchased.  Thus, Lord Abbett views the decision to approve or reject a potential merger, acquisition, or restructuring as being equivalent to an investment decision.  In evaluating such a proposal, Lord Abbett may consider the following factors, among others:  (1) the anticipated financial and operating benefits; (2) the offer price; (3) the prospects of the resulting company; and (4) any expected changes in corporate governance and their impact on shareholder rights.  We generally vote against management proposals to require a supermajority shareholder vote to approve mergers or other significant business combinations.  We generally vote for shareholder proposals to lower supermajority vote requirements for mergers and acquisitions.  We also generally vote against charter amendments that attempt to eliminate shareholder approval for acquisitions involving the issuance of more than 10% of a company’s voting stock.

E.	Anti-Takeover Issues and Shareholder Rights

1.
Proxy access – Proxy access proposals advocate permitting shareholders to have their nominees for election to a company’s board of directors included in the company’s proxy statement in opposition to the company’s own nominees.  Recently proposed amendments5 to the U.S. Securities and Exchange Commission’s (the “SEC”) proxy rules would allow shareholders or groups of shareholders satisfying certain stock ownership and other eligibility requirements to include their director nominees on a company’s proxy ballot under certain limited circumstances.  Proxy access initiatives enable shareholders to nominate their own directors without incurring the often substantial cost of preparing and mailing a proxy statement, making it less expensive and easier for shareholders to challenge incumbent directors.  Lord Abbett supports such measures so long as they comport with the requirements set forth in the SEC’s proxy rules.  However, we generally will vote with management on proposals that seek to allow proxy access subject to less stringent requirements.

2.
Shareholder rights plans – Shareholder rights plans or “poison pills” are a mechanism of defending a company against takeover efforts.  Poison pills allow current shareholders to purchase stock at discounted prices or redeem shares at a premium after a takeover, effectively making the company more expensive and less attractive to potential acquirers.  Companies may employ other defensive tactics in combination with poison pills, such as golden parachutes that take effect upon a company’s change in control and therefore increase the cost of a takeover.  Because poison pills can serve to entrench management and discourage takeover offers that may be attractive to shareholders, we generally vote in favor of proposals to eliminate poison pills and proposals to require that companies submit poison pills for shareholder ratification.  In evaluating a poison pill proposal, however, Lord Abbett may consider the following factors, among others:  (1) the duration of the poison pill; (2) whether we believe the poison pill facilitates a legitimate business strategy that is likely to enhance shareholder value; (3) our level of confidence in management; (4) whether we believe the poison pill will be used to force potential acquirers to negotiate with management and assure a degree of stability that will support good long-range corporate goals; and (5) the need to guard against takeover attempts.

3.
Chewable pill provisions – A “chewable pill” is a variant of the poison pill that mandates a shareholder vote in certain situations, preventing management from automatically discouraging takeover offers that may be attractive to shareholders.  We generally support chewable pill provisions that balance management’s and shareholders’ interests by including:  (1) a redemption clause allowing the board to rescind a pill after a potential acquirer’s holdings exceed the applicable ownership threshold; (2) no dead-hand or no-hand pills, which would allow the incumbent board and their approved successors to control the pill even after they have been voted out of office; (3) sunset provisions that allow shareholders to review and reaffirm or redeem a pill after a predetermined time frame; and (4) a qualifying offer clause, which gives shareholders the ability to redeem a poison pill when faced with a bona fide takeover offer.

4.
Anti-greenmail provisions – An anti-greenmail provision is a special charter provision that prohibits a company’s management from buying back shares at above market prices from potential acquirers without shareholder approval.  We generally support such provisions, provided that they are not bundled with other measures that serve to entrench management or discourage attractive takeover offers.

5.
Fair price provisions – A fair price provision is a special charter provision that requires that all selling shareholders receive the same price from a buyer.  Fair price provisions are designed to protect shareholders from inequitable two-tier stock acquisition offers in which some shareholders may be bought out on disadvantageous terms.  We generally support such provisions, provided that they are not bundled with other measures that serve to entrench management or discourage attractive takeover offers.

6.
Rights to call special shareholder meetings – Proposals regarding rights to call special shareholder meetings normally seek approval of amendments to a company’s charter documents.  Lord Abbett generally votes with management on proposals concerning rights to call special shareholder meetings.  In evaluating such a proposal, Lord Abbett may consider the following factors, among others:  (1) the stock ownership threshold required to call a special meeting; (2) the purposes for which shareholders may call a special meeting; (3) whether the company’s annual meetings offer an adequate forum in which shareholders may raise their concerns; and (4) the anticipated economic impact on the company of having to hold additional shareholder meetings.

7.
Supermajority vote requirements – A proposal that is subject to a supermajority vote must receive the support of more than a simple majority in order to pass.  Supermajority vote requirements can have the effect of entrenching management by making it more difficult to effect change regarding a company and its corporate governance practices.  Lord Abbett normally supports shareholders’ ability to approve or reject proposals based on a simple majority vote.  Thus, we generally vote for proposals to remove supermajority vote requirements and against proposals to add them.

8.
Cumulative voting – Under cumulative or proportional voting, each shareholder is allotted a number of votes equal to the number of shares owned multiplied by the number of directors to be elected.  This voting regime strengthens the voting power of minority shareholders because it enables shareholders to cast multiple votes for a single nominee.  Lord Abbett believes that a shareholder or group of shareholders using this technique to elect a director may seek to have the director represent a narrow special interest rather than the interests of the broader shareholder population.  Accordingly, we generally vote against cumulative voting proposals.

9.
Confidential voting – In a confidential voting system, all proxies, ballots, and voting tabulations that identify individual shareholders are kept confidential.  An open voting system, by contrast, gives management the ability to identify shareholders who oppose its proposals.  Lord Abbett believes that confidential voting allows shareholders to vote without fear of retribution or coercion based on their views.  Thus, we generally support proposals that seek to preserve shareholders’ anonymity.

F.
Social, Political, and Environmental Issues – Proposals relating to social, political, or environmental issues typically are initiated by shareholders and urge a company to disclose certain information or change certain business practices.  Lord Abbett evaluates such proposals based on their effect on shareholder value rather than on their ideological merits.  We generally follow management’s recommendation on social, political, and environmental proposals and tend to vote against proposals that are unduly burdensome or impose substantial costs on a company with no countervailing economic benefits to the company’s shareholders.  Nonetheless, we pay particular attention to highly controversial issues, as well as instances where management has failed repeatedly to take corrective actions with respect to an issue.

G.
Share Blocking – Certain foreign countries impose share blocking restrictions that would prohibit Lord Abbett from trading a company’s stock during a specified period before the company’s shareholder meeting.  Lord Abbett believes that in these situations, the benefit of maintaining liquidity during the share blocking period outweighs the benefit of exercising our right to vote.  Therefore, it is Lord Abbett’s general policy to not vote securities in cases where share blocking restrictions apply.

2 Lord Abbett currently retains RiskMetrics Group as the Proxy Advisor.

3 We presently consider a position in a particular company to be material if:  (1) it represents more than 1% of any client’s portfolio holdings and all clients’ positions in the company together represent more than 1% of the company’s outstanding shares; or (2) all clients’ positions in the company together represent more than 5% of the company’s outstanding shares.  For purposes of (continued from page 1) determining materiality, we exclude shares held by clients with respect to which Lord Abbett does not have authority to vote proxies.  We also exclude shares with respect to which Lord Abbett’s vote is restricted or limited due to super-voting share structures (where one class of shares has super-voting rights that effectively disenfranchise other classes of shares), vote limitation policies, and other similar measures.  This definition of materiality is subject to change at our discretion.

4 The boards of directors and trustees of the Funds have delegated oversight of proxy voting to separate Proxy Committees comprised solely of independent directors and/or trustees, as the case may be.  Each Proxy Committee is responsible for, among other things:  (1) monitoring Lord Abbett’s actions in voting securities owned by the related Fund; (2) evaluating Lord Abbett’s policies in voting securities; and (3) meeting with Lord Abbett to review the policies in voting securities, the sources of information used in determining how to vote on particular matters, and the procedures used to determine the votes in any situation where there may be a conflict of interest.

5 As of the date of these policies and procedures, the SEC has not yet issued final rule amendments regarding proxy access.

EXHIBIT I
OPPENHEIMERFUNDS, INC.
OPPENHEIMERFUNDS
PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES
(as of March 27, 2009) and
PROXY VOTING GUIDELINES (as of March 27, 2009)

These Portfolio Proxy Voting Policies and Procedures (the “Policies and Procedures”), which include the attached “OppenheimerFunds Proxy Voting Guidelines” (the “Guidelines”), set forth the proxy voting policies, procedures and guidelines to be followed by OppenheimerFunds, Inc. (“OFI”) in voting portfolio proxies relating to securities held by clients, including registered investment companies advised or sub-advised by OFI  (“Fund(s)”).

To the extent that these Policies, Procedures and Guidelines establish a standard, OFI’s compliance with such standard, or failure to comply with such standard, will be subject to OFI’s judgment.

A.           Funds for which OFI has Proxy Voting Responsibility

OFI Funds.  Each Board of Directors/Trustees of the Funds advised by OFI (the “OFI Fund Board(s)”) has delegated to OFI the authority to vote portfolio proxies pursuant to these Policies and Procedures and subject to Board supervision.

Sub-Advised Funds.  OFI also serves as an investment sub-adviser for a number of other non-OFI funds not overseen by the OFI Fund Boards (“Sub-Advised Funds”).  Generally, pursuant to contractual arrangements between OFI and many of those Sub-Advised Funds’ managers, OFI is responsible for portfolio proxy voting of the portfolio proxies held by those Sub-Advised Funds.  When voting on matters for which the Guidelines dictate a vote be decided on a case-by-case basis, OFI may refer the vote to the portfolio manager of the sub-advised fund.

Tremont Fund (Fund-of-Hedge Funds)   OFI’s Tremont Fund (the “Tremont Fund”) is structured as a fund-of-hedge funds and invests its assets primarily in underlying private investment partnerships and similar investment vehicles (“portfolio funds”). The Tremont Fund has delegated voting of portfolio proxies (if any) for its portfolio holdings to OFI.  OFI, in turn, has delegated the proxy voting responsibility to Tremont Partners, Inc., the investment manager of the Tremont Fund.

The underlying portfolio funds, however, typically do not solicit votes from their interest holders (such as the Tremont Fund).  Therefore, the Tremont Fund’s interests (or shares) in those underlying portfolio funds are not considered to be “voting securities” and generally would not be subject to these Policies and Procedures.  However, in the unlikely event that an underlying portfolio fund does solicit the vote or consent of its interest holders, the Tremont Fund and Tremont Partners, Inc. have adopted these Policies and Procedures and will vote in accordance with these Policies and Procedures.

B.           Proxy Voting Committee

 OFI’s internal proxy voting committee (the “Committee”) is responsible for overseeing the proxy voting process and ensuring that OFI and the Funds meet their regulatory and corporate governance obligations for voting of portfolio proxies.  The Committee has adopted a written charter that outlines its responsibilities.

The Committee shall oversee the proxy voting agent’s compliance with these Policies and Procedures and the Guidelines, including any deviations by the proxy voting agent from the Guidelines.

C.     Administration and Voting of Portfolio Proxies

1.           Fiduciary Duty and Objective

As an investment adviser that has been granted the authority to vote portfolio proxies, OFI owes a fiduciary duty to the Funds to monitor corporate events and to vote portfolio proxies consistent with the best interests of the Funds and their shareholders.   In this regard, OFI seeks to ensure that all votes are free from unwarranted and inappropriate influences.  Accordingly, OFI generally votes portfolio proxies in a uniform manner for the Funds and in accordance with these Policies and Procedures and the Guidelines.

In meeting its fiduciary duty, OFI generally undertakes to vote portfolio proxies with a view to enhancing the value of the company’s stock held by the Funds.  Similarly, when voting on matters for which the Guidelines dictate a vote be decided on a case-by-case basis, OFI’s primary consideration is the economic interests of the Funds and their shareholders.

2.            Proxy Voting Agent

On behalf of the Funds, OFI retains an independent, third party proxy voting agent to assist OFI in its proxy voting responsibilities in accordance with these Policies and Procedures and, in particular, with the Guidelines.  As discussed above, the Committee is responsible for monitoring the proxy voting agent.

In general, OFI may consider the proxy voting agent’s research and analysis as part of OFI’s own review of a proxy proposal in which the Guidelines recommend that the vote be considered on a case-by-case basis.  OFI bears ultimate responsibility for how portfolio proxies are voted.  Unless instructed otherwise by OFI, the proxy voting agent will vote each portfolio proxy in accordance with the Guidelines.   The proxy voting agent also will assist OFI in maintaining records of OFI’s and the Funds’ portfolio proxy votes, including the appropriate records necessary for the Funds’ to meet their regulatory obligations regarding the annual filing of proxy voting records on Form N-PX with the SEC.

3.             Material Conflicts of Interest

OFI votes portfolio proxies without regard to any other business relationship between OFI (or its affiliates) and the company to which the portfolio proxy relates.  To this end, OFI must identify material conflicts of interest that may arise between the interests of a Fund and its shareholders and OFI, its affiliates or their business relationships.   A material conflict of interest may arise from a business relationship between a portfolio company or its affiliates (together the “company”), on one hand, and OFI or any of its affiliates (together “OFI”), on the other, including, but not limited to, the following relationships:

•	OFI provides significant investment advisory or other services to a company whose management is soliciting proxies or OFI is seeking to provide such services;

•	a company that is a significant selling agent of OFI’s products and services solicits proxies;

•	OFI serves as an investment adviser to the pension or other investment account of the portfolio company or OFI is seeking to serve in that capacity; or

•	OFI and the company have a lending or other financial-related relationship.

In each of these situations, voting against company management’s recommendation may cause OFI a loss of revenue or other benefit.

OFI and its affiliates generally seek to avoid such material conflicts of interest by maintaining separate investment decision making processes to prevent the sharing of business objectives with respect to proposed or actual actions regarding portfolio proxy voting decisions.  This arrangement alone, however, is insufficient to assure that material conflicts of interest do not influence OFI’s voting of portfolio proxies.  To minimize this possibility, OFI and the Committee employ the following procedures, as long as OFI determines that the course of action is consistent with the best interests of the Fund and its shareholders:

•
If the proposal that gives rise to a material conflict is specifically addressed in the Guidelines, OFI will vote the portfolio proxy in accordance with the Guidelines, provided that the Guidelines do not provide discretion to OFI on how to vote on the matter (i.e., case-by-case);

•
If the proposal that gives rise to a potential conflict is not specifically addressed in the Guidelines or provides discretion to OFI on how to vote, OFI will vote in accordance with its proxy voting agent’s general recommended guidelines on the proposal provided that OFI has reasonably determined there is no conflict of interest on the part of the proxy voting agent;

•
If neither of the previous two procedures provides an appropriate voting recommendation, OFI may retain an independent fiduciary to advise OFI on how to vote the proposal; or the Committee may determine that voting on the particular proposal is impracticable and/or is outweighed by the cost of voting and direct OFI to abstain from voting.

4.             Certain Foreign Securities

Portfolio proxies relating to foreign securities held by the Funds are subject to these Policies and Procedures.  In certain foreign jurisdictions, however, the voting of portfolio proxies can result in additional restrictions that have an economic impact or cost to the security, such as “share-blocking.”  Share-blocking would prevent OFI from selling the shares of the foreign security for a period of time if OFI votes the portfolio proxy relating to the foreign security.  In determining whether to vote portfolio proxies subject to such restrictions, OFI, in consultation with the Committee, considers whether the vote, either itself or together with the votes of other shareholders, is expected to have an effect on the value of the investment that will outweigh the cost of voting.  Accordingly, OFI may determine not to vote such securities.  If OFI determines to vote a portfolio proxy and during the “share-blocking period” OFI would like to sell an affected foreign security for one or more Funds, OFI, in consultation with the Committee, will attempt to recall the shares (as allowable within the market time-frame and practices).

5.            Securities Lending Programs

The Funds may participate in securities lending programs with various counterparties.  Under most securities lending arrangements, proxy voting rights during the lending period generally are transferred to the borrower, and thus proxies received in connection with the securities on loan may not be voted by the lender (i.e., the Fund) unless the loan is recalled in advance of the record date. If a Fund participates in a securities lending program, OFI will attempt to recall the Funds’ portfolio securities on loan and vote proxies relating to such securities if OFI has knowledge of a shareholder vote in time to recall such loaned securities and if OFI determines that the votes involve matters that would have a material effect on the Fund’s investment in such loaned securities.

6.           Shares of Registered Investment Companies (Fund of Funds)

Certain OFI Funds are structured as funds of funds and invest their assets primarily in other underlying OFI Funds (the “Fund of Funds”).  Accordingly, the Fund of Fund is a shareholder in the underlying OFI Funds and may be requested to vote on a matter pertaining to those underlying OFI Funds.  With respect to any such matter, the Fund of Funds will vote its shares in the underlying OFI Fund in the same proportion as the vote of all other shareholders in that underlying OFI Fund (sometimes called “mirror” or “echo” voting).

D.           Fund Board Reports and Recordkeeping
OFI will prepare periodic reports for submission to the Board describing:

•
any issues arising under these Policies and Procedures since the last report to the Board and the resolution of such issues, including but not limited to, information about conflicts of interest not addressed in the Policies and Procedures; and

•	any proxy votes taken by OFI on behalf of the Funds since the last report to the Board which were deviations from the Policies and Procedures and the reasons for any such deviations.

In addition, no less frequently than annually, OFI will provide the Boards a written report identifying any recommended changes in existing policies based upon OFI’s experience under these Policies and Procedures, evolving industry practices and developments in applicable laws or regulations.

OFI will maintain all records required to be maintained under, and in accordance with, the Investment Company Act of 1940 and the Investment Advisers Act of 1940 with respect to OFI’s voting of portfolio proxies, including, but not limited to:

•	these Policies and Procedures, as amended from time to time;

•	records of votes cast with respect to portfolio proxies, reflecting the information required to be included in Form N-PX;

•	records of written client requests for proxy voting information and any written responses of OFI to such requests; and

•	any written materials prepared by OFI that were material to making a decision in how to vote, or that memorialized the basis for the decision.

E.           Amendments to these Procedures

In addition to the Committee’s responsibilities as set forth in the Committee’s Charter, the Committee shall periodically review and update these Policies and Procedures as necessary.  Any amendments to these Procedures and Policies (including the Guidelines) shall be provided to the Boards for review, approval and ratification at the Boards’ next regularly scheduled meetings.

F.           Proxy Voting Guidelines

The Guidelines adopted by the Boards of the Funds are attached as Appendix A.  The importance of various issues shifts as political, economic and corporate governance issues come to the forefront and then recede.  Accordingly, the Guidelines address the issues OFI has most frequently encountered in the past several years.

Appendix A

OPPENHEIMERFUNDS, INC. AND OPPENHEIMER FUNDS
PORTFOLIO PROXY VOTING GUIDELINES
(dated as of March 27, 2009)

1.0           OPERATIONAL ITEMS

 1.1.1                 Amend Quorum Requirements.
•	Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

1.1.2           Amend Articles of Incorporation/Association or Bylaws
•	Vote amendments to the bylaws/charter on a CASE-BY-CASE basis.
•	Vote FOR bylaw/charter changes if:
o	shareholder rights are protected;
o	there is a negligible or positive impact on shareholder value;
o	management provides sufficiently valid reasons for the amendments; and/or
o	the company is required to do so by law (if applicable); and
o	they are of a housekeeping nature (updates or corrections).

1.1.3           Change Company Name.
•	Vote WITH Management.

1.1.4           Change Date, Time, or Location of Annual Meeting.
•	Vote FOR management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable.
•	Vote AGAINST shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

1.1.5           Transact Other Business.
•	Vote AGAINST proposals to approve other business when it appears as voting item.

1.1.6           Change in Company Fiscal Term
•	Vote FOR resolutions to change a company’s fiscal term for sufficiently valid business reasons.
•	Vote AGAINST if a company’s motivation for the change is to postpone its AGM.

AUDITORS

1.2           Ratifying Auditors
•	Vote FOR Proposals to ratify auditors, unless any of the following apply:
o	an auditor has a financial interest in or association with the company, and is therefore not independent;
o	fees for non-audit services are excessive;
o	there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position; or
o
poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of Generally Accepted Accounting Principles (“GAAP”) or International Financial Reporting Standards (“IFRS”); or material weaknesses identified in Section 404 disclosures.

•	Vote AGAINST shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.
•	Vote AGAINST shareholder proposals asking for audit firm rotation.
•	Vote on a CASE-BY-CASE basis on shareholder proposals asking the company to discharge the auditor(s).
•	Proposals are adequately covered under applicable provisions of Sarbanes-Oxley Act or NYSE or SEC regulations.
•	Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

2.0           THE BOARD OF DIRECTORS

2.1	Voting on Director Nominees
•	Vote on director nominees should be made on a CASE-BY-CASE basis, examining the following factors:
o	composition of the board and key board committees;
o	attendance at board meetings;
o	corporate governance provisions and takeover activity;
o	long-term company performance relative to a market index;
o	directors’ investment in the company;
o	whether the chairman is also serving as CEO;
o	whether a retired CEO sits on the board.
•
WITHHOLD/AGAINST (whichever vote option is applicable on the ballot) VOTES: However, there are some actions by directors that should result in votes being WITHHELD/AGAINST.  These instances include directors who:

o	attend less than 75% of the board and committee meetings without a valid excuse;
o	implement or renew a dead-hand or modified dead-hand poison pill;
o	ignore a shareholder proposal that is approved by a majority of the shares outstanding;
o	ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years;
o	failed to act on takeover offers where the majority of the shareholders tendered their shares;
o	are inside directors or affiliated outsiders; and sit on the audit, compensation, or nominating committees or the company does not have one of these committees;
o	re audit committee members and any of the following has applied and become public information since the last vote, and has not been otherwise corrected or proper controls have not been put in place:
•	the non-audit fees paid to the auditor are excessive;
•
a material weakness is identified in the Section 404 Sarbanes-Oxley Act disclosures which rises to a level of serious concern, there are chronic internal control issues and an absence of established effective control mechanisms;

•
there is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm; or

•	the company receives an adverse opinion on the company’s financial statements from its auditors.
o
are compensation committee members and any of the following has applied and become public information since the last vote, and has not been otherwise corrected or proper controls have not been put in place:

•	there is a clearly negative correlation between the chief executive’s pay and company performance under standards adopted in this policy;
•	the company reprices underwater options for stock, cash or other consideration without prior shareholder approval, even if allowed in their equity plan;
•	the company fails to submit one-time transfers of stock options to a shareholder vote;
•	the company fails to fulfill the terms of a burn rate commitment they made to shareholders;
•	the company has inappropriately backdated options; or
•	the company has egregious compensation practices including, but not limited to, the following:
▪	egregious employment contracts;
▪	excessive perks/tax reimbursements;
▪	abnormally large bonus payouts without justifiable performance linkage or proper disclosure;
▪	egregious pension/supplemental executive retirement plan (SERP) payouts;
▪	new CEO with overly generous new hire package;
▪	excessive severance and/or change in control provisions; or
▪	dividends or dividend equivalents paid on unvested performance shares or units.
o	enacted egregious corporate governance policies or failed to replace management as appropriate;
o	are inside directors or affiliated outside directors; and the full board is less than majority independent;
o
are CEOs of public companies who serve on more than three public company boards, i.e., more than two public company boards other than their own board (the term “public company” excludes an investment company).Vote should be WITHHELD only at their outside board elections;

o	serve on more than five public company boards. (The term “public company” excludes an investment company.)
•	WITHHOLD/AGAINST on all incumbents if the board clearly lacks accountability and oversight, coupled with sustained poor performance relative to its peers.
•	Additionally, the following should result in votes being WITHHELD/AGAINST (except from new nominees):
o	if the director(s) receive more than 50% withhold votes of votes cast and the issue that was the underlying cause of the high level of withhold votes in the prior election has not been addressed; or
o
if the company has adopted or renewed a poison pill without shareholder approval since the company’s last annual meeting, does not put the pill to a vote at the current annual meeting, and there is no requirement to put the pill to shareholder vote within 12 months of its adoption;

•	if a company that triggers this policy commits to putting its pill to a shareholder vote within 12 months of its adoption, OFI will not recommend a WITHHOLD vote.

2.2	Board Size
•	Vote on a CASE-BY-CASE basis on shareholder proposals to maintain or improve ratio of independent versus non-independent directors.
•	Vote FOR proposals seeking to fix the board size or designate a range for the board size.
•	Vote on a CASE-BY-CASE basis on proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

2.3	Classification/Declassification of the Board
•	Vote AGAINST proposals to classify the board.
•
Vote FOR proposals to repeal classified boards and to elect all directors annually.  In addition, if 50% of voting shareholders request repeal of the classified board and the board remains classified, WITHHOLD votes for those directors at the next meeting at which directors are elected, provided however, if the company has majority voting for directors that meets the standards under this policy, WITHHOLD votes only from directors having responsibility to promulgate classification/declassification policies, such as directors serving on the governance committee, nominating committee or either of its equivalent.

2.4	Cumulative Voting
•	Vote FOR proposal to eliminate cumulative voting.
•	Vote on a CASE-BY-CASE basis on cumulative voting proposals at controlled companies (where insider voting power is greater than 50%).

2.5           Require Majority Vote for Approval of Directors

•
OFI will generally vote FOR precatory and binding resolutions requesting that the board change the company's bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats.

Companies are strongly encouraged to also adopt a post-election policy (also known as a director resignation policy) that will provide guidelines so that the company will promptly address the situation of a holdover director.

2.6           Director and Officer Indemnification and Liability Protection
•	Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard.
•
Vote on a CASE-BY-CASE basis on proposals to eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care, provided the liability for gross negligence is not eliminated.

•
Vote on a CASE-BY-CASE basis on indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness, provided coverage is not provided for gross negligence acts.

•
Vote on a CASE-BY-CASE basis on proposals to expand the scope of indemnification to provide for mandatory indemnification of company officials in connection with acts that previously the company was permitted to provide indemnification for at the discretion of the company's board (i.e. "permissive indemnification") but that previously the company was not required to indemnify.

•	Vote FOR only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if both of the following apply:
o	the director was found to have acted in good faith and in a manner that he reasonable believed was in the best interests of the company; and
o	only if the director’s legal expenses would be covered.

2.7           Establish/Amend Nominee Qualifications
•	Vote on a CASE-BY-CASE basis on proposals that establish or amend director qualifications.
•	Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.
•	Vote AGAINST shareholder proposals requiring two candidates per board seat.

2.8           Filling Vacancies/Removal of Directors.
•	Vote AGAINST proposals that provide that directors may be removed only for cause.
•	Vote FOR proposals to restore shareholder ability to remove directors with or without cause.
•	Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.
•	Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

2.9           Independent Chairman (Separate Chairman/CEO)
•
Generally vote FOR shareholder proposals requiring the position of chairman to be filled by an independent director unless there are compelling reasons to recommend against the proposal such as a counterbalancing governance structure.  This should include all of the following:

o	designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties;
o	two-thirds independent board;
o	all-independent key committees;
o	established governance guidelines;
o
the company should not have underperformed its peers and index on a one-year and three-year basis, unless there has been a change in the Chairman/CEO position within that time (performance will be measured according to shareholder returns against index and peers from the performance summary table);

o	the company does not have any problematic governance or management issues, examples of which include, but are not limited to:
•	egregious compensation practices;
•	multiple related-party transactions or other issues putting director independence at risk;
•	corporate and/or management scandal;
•	excessive problematic corporate governance provisions; or
•	flagrant actions by management or the board with potential or realized negative impacts on shareholders.

2.10           Majority of Independent Directors/Establishment of Committees
•
Vote FOR shareholder proposals asking that a majority of directors be independent but vote CASE-BY-CASE on proposals that more than a majority of directors be independent.  NYSE and NASDAQ already require that listed companies have a majority of independent directors.

•	Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.
•
For purposes of Special Purpose Acquisition Corporations (SPAC), when a former CEO of a SPAC company serves on the board of an acquired company, that director will generally be classified as independent unless determined otherwise taking into account the following factors:

o	the applicable listing standards determination of such director’s independence;
o	any operating ties to the firm; and
o	if there are any other conflicting relationships or related party transactions.
•
A director who is a party to an agreement to vote in line with management on proposals being brought to a shareholder vote shall be classified as an affiliated outside director.  However, when dissident directors are parties to a voting agreement pursuant to a settlement arrangement, such directors shall be classified as independent unless determined otherwise taking into account the following factors:

o	the terms of the agreement;
o	the duration of the standstill provision in the agreement;
o	the limitations and requirements of actions that are agreed upon;
o	if the dissident director nominee(s) is subject to the standstill; and
o	if there are any conflicting relationships or related party transactions.

2.11           Open Access
•
Vote CASE-BY-CASE on shareholder proposals asking for open access taking into account the ownership threshold specified in the proposal and the proponent’s rationale for targeting the company in terms of board and director conduct.

2.12           Stock Ownership Requirements
•
Vote on a CASE-BY-CASE basis on shareholder proposals that mandate a minimum amount of stock that a director must own in order to qualify as a director or to remain on the board.  While stock ownership on the part of directors is favored, the company should determine the appropriate ownership requirement.

•	Vote on a CASE-BY-CASE basis on shareholder proposals asking companies to adopt holding periods or retention ratios for their executives, taking into account:
o
whether the company has any holding period, retention ratio or officer ownership requirements in place. These should consist of rigorous stock ownership guidelines or short-term holding period requirement (six months to one year) coupled with a significant long-term ownership requirement or a meaningful retention ratio.

o	Actual officer stock ownership and the degree to which it meets or exceeds the proponent's suggested holding period/retention ratio or the company's own stock ownership or retention requirements.

2.13           Age or Term Limits
•	Vote AGAINST shareholder or management proposals to limit the tenure of directors either through term limits or mandatory retirement ages. OFI views as management decision.

3.0           PROXY CONTESTS

3.1           Voting for Director Nominees in Contested Elections
•	Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis considering the following factors:
o	long-term financial performance of the target company relative to its industry;
o	management’s track record;
o	background to the proxy contest;
o	qualifications of director nominees (both slates);
o	evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and
o	stock ownership position.

3.2           Reimbursing Proxy Solicitation Expenses
•
Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.  In cases, which OFI recommends in favor of the dissidents, OFI also recommends voting for reimbursing proxy solicitation expenses.

3.3           Confidential Voting
•	Vote on a CASE-BY-CASE basis on shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election.

4.0           ANTITAKEOVER DEFENSES AND VOTING RELATED ISSUES

4.1           Advance Notice Requirements for Shareholder Proposals/Nominations.
•
Votes on advance notice proposals are determined on a CASE-BY-CASE basis, generally giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

4.2           Amend Bylaws without Shareholder Consent
•	Vote AGAINST proposals giving the board exclusive authority to amend the bylaws.
•	Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.

4.3           Poison Pills
•	Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).
•	Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it.
•	Vote FOR shareholder proposals asking that any future pill be put to a shareholder vote.
•	Votes regarding management proposals to ratify a poison pill should be determined on a CASE-BY-CASE basis. Ideally, plans should embody the following attributes:
o	20% or higher flip-in or flip-over;
o	two to three-year sunset provision;
o	no dead-hand, slow-hand, no-hand or similar features;
o
shareholder redemption feature-if the board refuses to redeem the pill 90 days after an offer is announced, ten percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill;

o	considerations of the company’s existing governance structure including: board independence, existing takeover defenses, and any problematic governance concerns;
o	for management proposals to adopt a poison pill for the stated purpose of preserving a company’s net operating losses (“NOL pills”), the following factors will be considered:
•	the trigger (NOL pills generally have a trigger slightly below 5%);
•	the value of the NOLs;
•	the term;
•	shareholder protection mechanisms (sunset provision, causing expiration of the pill upon exhaustion or expiration of NOLs); and
•	other factors that may be applicable.

4.4           Shareholder Ability to Act by Written Consent
•	Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.
•	Vote FOR proposals to allow or make easier shareholder action by written consent.

4.5           Shareholder Ability to Call Special Meetings
•	Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.
•	Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

4.6           Establish Shareholder Advisory Committee
•	Vote on a CASE-BY-CASE basis.

4.7           Supermajority Vote Requirements
•	Vote AGAINST proposals to require a supermajority shareholder vote.
•	Vote FOR proposals to lower supermajority vote requirements.

5.0           MERGERS AND CORPORATE RESTRUCTURINGS

5.1           Appraisal Rights
•	Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

5.2           Asset Purchases
•	Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:
o	purchase price;
o	fairness opinion;
o	financial and strategic benefits;
o	how the deal was negotiated;
o	conflicts of interest;
o	other alternatives for the business; and
o	non-completion risk.

5.3           Asset Sales
•	Vote CASE-BY-CASE on asset sale proposals, considering the following factors:
o	impact on the balance sheet/working capital;
o	potential elimination of diseconomies;
o	anticipated financial and operating benefits;
o	anticipated use of funds;
o	value received for the asset;
o	fairness opinion;
o	how the deal was negotiated; and
o	conflicts of interest.

5.4           Bundled Proposals
•
Review on a CASE-BY-CASE basis on bundled or “conditioned” proxy proposals.  In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items.  In instances when the joint effect of the conditioned items is not in shareholders’ best interests, vote against the proposals.  If the combined effect is positive, support such proposals.

5.5           Conversion of Securities
•
Votes on proposals regarding conversion of securities are determined on a CASE-BY-CASE basis.  When evaluating these proposals, the investor should review the dilution to existing shareholders, the conversion price relative to the market value, financial issues, control issues, termination penalties, and conflicts of interest.

•	Vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

5.6	Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap Plans
•	Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a CASE-BY-CASE basis, taking into consideration the following:
o	dilution to existing shareholders’ position;
o	terms of the offer;
o	financial issues;
o	management’s efforts to pursue other alternatives;
o	control issues; and
o	conflicts of interest.

•	Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

5.7           Formation of Holding Company
•	Votes on proposals regarding the formation of a holding company should be determined on a CASE-BY-CASE basis, taking into consideration the following:
o	the reasons for the change;
o	any financial or tax benefits;
o	regulatory benefits;
o	increases in capital structure; and
o	changes to the articles of incorporation or bylaws of the company.
•	Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:
o	increases in common or preferred stock in excess of the allowable maximum as calculated by the RMG Capital Structure Model; and/or
o	adverse changes in shareholder rights.

5.8	Going Private Transactions (LBOs, Minority Squeezeouts) and Going Dark Transactions
•	Vote on going private transactions on a CASE-BY-CASE basis, taking into account the following:
o	offer price/premium;
o	fairness opinion;
o	how the deal was negotiated;
o	conflicts of interests;
o	other alternatives/offers considered; and
o	non-completion risk.
•	Vote CASE-BY-CASE on going dark transactions, determining whether the transaction enhances shareholder value by taking into consideration:
o	whether the company has attained benefits from being publicly-traded (examination of trading volume, liquidity, and market research of the stock);
o	cash-out value;
o	whether the interests of continuing and cashed-out shareholders are balanced; and
o	the market reaction to public announcement of the transaction.

5.9           Joint Venture
•	Votes on a CASE-BY-CASE basis on proposals to form joint ventures, taking into account the following:
o	percentage of assets/business contributed;
o	percentage of ownership;
o	financial and strategic benefits;
o	governance structure;
o	conflicts of interest;
o	other alternatives; and
o	non-completion risk.

5.10           Liquidations
•
Votes on liquidations should be made on a CASE-BY-CASE basis after reviewing management’s efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

•	Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.

5.11           Mergers and Acquisitions/Issuance of Shares to Facilitate Merger or Acquisition
•	Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis, determining whether the transaction enhances shareholder value by giving consideration to the following:
o	prospects of the combined company anticipated financial and operating benefits;
o	offer price (premium or discount);
o	fairness opinion;
o	how the deal was negotiated;
o	changes in corporate governance;
o	changes in the capital structure; and
o	conflicts of interest.

5.12           Private Placements/Warrants/Convertible Debenture
•	Votes on proposals regarding private placements should be determined on a CASE-BY-CASE basis. When evaluating these proposals the invest should review:
o	dilution to existing shareholders’ position;
o	terms of the offer;
o	financial issues;
o	management’s efforts to pursue other alternatives;
o	control issues; and
o	conflicts of interest.
•	Vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

5.13           Spinoffs
•	Votes on spinoffs should be considered on a CASE-BY-CASE basis depending on:
o	tax and regulatory advantages;
o	planned use of the sale proceeds;
o	valuation of spinoff;
o	fairness opinion;
o	benefits to the parent company;
o	conflicts of interest;
o	managerial incentives;
o	corporate governance changes; and
o	changes in the capital structure.

5.14           Value Maximization Proposals
•
Votes on a CASE-BY-CASE basis on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders.  These proposals should be evaluated based on the following factors: prolonged poor performance with no turnaround in sight, signs of entrenched board and management, strategic plan in place for improving value, likelihood of receiving reasonable value in a sale or dissolution and whether the company is actively exploring its strategic options, including retaining a financial advisor.

5.15           Severance Agreements that are Operative in Event of Change in Control
•	Review CASE-BY-CASE, with consideration give to RMG “transfer-of-wealth” analysis. (See section 8.2).

5.16           Special Purpose Acquisition Corporations (SPACs)
•	Vote on mergers and acquisitions involving SPAC will be voted on a CASE-BY-CASE using a model developed by RMG which takes in consideration:
o	valuation;
o	market reaction;
o	deal timing;
o	negotiations and process;
o	conflicts of interest;
o	voting agreements; and
o	governance.

6.0           STATE OF INCORPORATION

6.1           Control Share Acquisition Provisions
•	Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.
•	Vote AGAINST proposals to amend the charter to include control share acquisition provisions.
•	Vote FOR proposals to restore voting rights to the control shares.

6.2           Control Share Cashout Provisions
•	Vote FOR proposals to opt out of control share cashout statutes.

6.3           Disgorgement Provisions
•	Vote FOR proposals to opt out of state disgorgement provisions.

6.4           Fair Price Provisions
•
Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

•	Generally vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

6.5           Freezeout Provisions
•	Vote FOR proposals to opt out of state freezeout provisions.

6.6           Greenmail
•	Vote FOR proposals to adopt anti-greenmail charter of bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.
•	Review on a CASE-BY-CASE basis on anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

6.7           Reincorporation Proposals
•
Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.

•	Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

6.8           Stakeholder Provisions
•	Vote AGAINST proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

6.9           State Anti-takeover Statutes
•
Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

7.0           CAPITAL STRUCTURE

7.1           Adjustments to Par Value of Common Stock
•	Vote FOR management proposals to reduce the par value of common stock.

7.2           Common Stock Authorization
•	Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by RMG which considers the following factors:
o	specific reasons/rationale for the proposed increase;
o	the dilutive impact of the request as determined through an allowable cap generated by RiskMetrics’ quantitative model;
o	the board’s governance structure and practices; and
o	risks to shareholders of not approving the request.
•
Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights. Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

7.3           Dual-Class Stock
•	Vote AGAINST proposals to create a new class of common stock with superior voting rights.
•	Vote FOR proposals to create a new class of non-voting or sub-voting common stock if:
o	it is intended for financing purposes with minimal or no dilution to current shareholders; and
o	it is not designed to preserve the voting power of an insider or significant shareholder.

7.4           Issue Stock for Use with Rights Plan
•	Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder approved shareholder rights plan (poison pill).

7.5           Preemptive Rights
•
Review on a CASE-BY-CASE basis on shareholder proposals that seek preemptive rights.  In evaluating proposals on preemptive right, consider the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.

7.6           Preferred Stock
•	Vote FOR shareholder proposals to submit preferred stock issuance to shareholder vote.
•	Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).
•	Vote FOR proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense).
•
Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

•	Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.
•
Vote AGAINST proposals to increase the number of blank check preferred shares unless, (i) class of stock has already been approved by shareholders and (ii) the company has a record of issuing preferred stock for legitimate financing purposes.

7.7           Recapitalization
•	Votes CASE-BY-CASE on recapitalizations (reclassification of securities), taking into account the following:
o	more simplified capital structure;
o	enhanced liquidity;
o	fairness of conversion terms;
o	impact on voting power and dividends;
o	reasons for the reclassification;
o	conflicts of interest; and
o	other alternatives considered.

7.8           Reverse Stock Splits
•	Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.
•	Vote FOR management proposals to implement a reverse stock split to avoid delisting.
•
Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a CASE-BY-CASE basis using a model developed by RMG.

7.9           Share Purchase Programs
•	Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

7.10           Stock Distributions: Splits and Dividends
•
Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined using a model developed by RMG.

7.11           Tracking Stock
•
Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis, weighing the strategic value of the transaction against such factors as: adverse governance changes, excessive increases in authorized capital stock, unfair method of distribution, diminution of voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives such as spinoff.

8.0           EXECUTIVE AND DIRECTOR COMPENSATION

8.1           Equity-based Compensation Plans
•	Vote compensation proposals on a CASE-BY-CASE basis.
•
OFI analyzes stock option plans, paying particular attention to their dilutive effect. OFI opposes compensation proposals that OFI believes to be excessive, with consideration of factors including the company’s industry, market capitalization, revenues and cash flow.

•	Vote AGAINST equity proposal and compensation committee members if any of the following factors apply:
o	the total cost of the company’s equity plans is unreasonable;
o	the plan expressly permits the repricing of stock options/stock appreciate rights (SARs) without prior shareholder approval;
o
the CEO is a participant in the proposed equity-based compensation plan and there is a disconnect between CEO pay and the company’s performance where over 50 percent of the year-over-year increase is attributed to equity awards;

o
the plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur (e.g., upon shareholder approval of a transaction or the announcement of a tender offer); or

o	the plan is a vehicle for poor pay practices.
•
For Real Estate Investment Trusts (REITs), common shares issuable upon conversion of outstanding Operating Partnership (OP) units will be included in the share count for the purposes of determining: (1) market capitalization in the Shareholder Value Transfer (SVT) analysis and (2) shares outstanding in the burn rate analysis.

8.2           Director Compensation
•
Vote CASE-BY-CASE on stock plans or non-cash compensation plans for non-employee directors, based on the cost of the plans against the company’s allowable cap.  On occasion, director stock plans that set aside a relatively small number of shares when combined with employee or executive stock compensation plans will exceed the allowable cap.

•	Vote FOR the plan if ALL of the following qualitative factors in the board’s compensation are met and disclosed in the proxy statement:
o	director stock ownership guidelines with a minimum of three times the annual cash retainer;
o	vesting schedule or mandatory holding/deferral period:
•	a minimum vesting of three years for stock options or restricted stock; or
•	deferred stock payable at the end of a three-year deferral period;
o	mix between cash and equity:
•	a balanced mix of cash and equity, for example 40% cash/60% equity or 50% cash/50% equity; or
•	if the mix is heavier on the equity component, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship;
o	no retirement/benefits and perquisites provided to non-employee directors; and
o
detailed disclosure provided on cash and equity compensation delivered to each non-employee director for the most recent fiscal year in a table.  The column headers for the table may include the following: name of each non-employee director, annual retainer, board meeting fees, committee retainer, committee-meeting fees, and equity grants.

8.3           Bonus for Retiring Director
•
Examine on a CASE-BY CASE basis.  Factors we consider typically include length of service, company’s accomplishments during the Director’s tenure, and whether we believe the bonus is commensurate with the Director’s contribution to the company.

8.4           Cash Bonus Plan
•
Consider on a CASE-BY-CASE basis.  In general, OFI considers compensation questions such as cash bonus plans to be ordinary business activity. While we generally support management proposals, we oppose compensation proposals we believe are excessive.

8.5           Stock Plans in Lieu of Cash
•	Generally vote FOR management proposals, unless OFI believe the proposal is excessive.
In casting its vote, OFI reviews the RMG recommendation per a “transfer of wealth” binomial formula that determines an appropriate cap for the wealth transfer based upon the company’s industry peers.
•	Vote FOR plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a CASE-BY-CASE basis.
•	Vote FOR plans which provide a dollar-for-dollar cash for stock exchange.

8.6           Pre-Arranged Trading Plans (10b5-1 Plans)
•	Generally vote FOR shareholder proposals calling for certain principles regarding the use of prearranged trading plans (10b5-1 plans) for executives. These principles include:
o	adoption, amendment, or termination of a 10b5-1 Plan must be disclosed within two business days in a Form 8-K;
o	amendment or early termination of a 10b5-1 Plan is allowed only under extraordinary circumstances, as determined by the board;
o	ninety days must elapse between adoption or amendment of a 10b5-1 Plan and initial trading under the plan;
o	reports on Form 4 must identify transactions made pursuant to a 10b5-1 Plan;
o	an executive may not trade in company stock outside the 10b5-1 Plan; and
o	trades under a 10b5-1 Plan must be handled by a broker who does not handle other securities transactions for the executive.

8.7           Management Proposals Seeking Approval to Reprice Options
•	Votes on management proposals seeking approval to exchange/reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:
o	historic trading patterns;
o	rationale for the repricing;
o	value-for-value exchange;
o	option vesting;
o	term of the option;
o	exercise price; and
o	participation.

8.8           Employee Stock Purchase Plans
•	Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.
•	Votes FOR employee stock purchase plans where all of the following apply:
o	purchase price is at least 85% of fair market value;
o	offering period is 27 months or less; and
o	the number of shares allocated to the plan is 10% or less of the outstanding shares.
•	Votes AGAINST employee stock purchase plans where any of the following apply:
o	purchase price is at least 85% of fair market value;
o	offering period is greater than 27 months; and
o	the number of shares allocated to the plan is more than 10% of the outstanding shares.

8.9	Incentive Bonus Plans and Tax Deductibility Proposals (OBRA-Related Compensation Proposals)
•
Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m).

•	Vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.
•
Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m) should be considered on a CASE-BY-CASE basis using a proprietary, quantitative model developed by RMG.

•
Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

•	Vote AGAINST proposals if the compensation committee does not fully consist of independent outsiders, as defined in RMG’s definition of director independence.

8.10           Employee Stock Ownership Plans (ESOPs)
•	Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than 5% of outstanding shares).

8.11	Shareholder Proposal to Submit Executive Compensation to Shareholder Vote
•	Vote on a CASE-BY-CASE basis.

8.12	Advisory Vote on Executive Compensation (Say-on-Pay) Management Proposal
•	Vote on a CASE-BY-CASE basis considering the following factors in the context of each company’s specific circumstances and the board’s disclosed rationale for its practices:
o	Relative considerations:
•	assessment of performance metrics relative to business strategy, as discussed and explained in the CD&A;
•	evaluation of peer groups used to set target pay or award opportunities;
•	alignment of company performance and executive pay trends over time (e.g., performance down: pay down);
•	assessment of disparity between total pay of the CEO and other Named Executive Officers (NEOs);
o	Design considerations:
•	balance of fixed versus performance-driven pay;
•	assessment of excessive practices with respect to perks, severance packages, supplemental executive pension plans, and burn rates;
o	Communication considerations:
•
evaluation of information and board rationale provided in CD&A about how compensation is determined (e.g., why certain elements and pay targets are used, and specific incentive plan goals, especially retrospective goals);

•	assessment of board’s responsiveness to investor input and engagement on compensation issues (e.g., in responding to majority-supported shareholder proposals on executive pay topics).

8.13           401(k) Employee Benefit Plans
•	Vote FOR proposals to implement a 401(k) savings plan for employees.

8.14           Shareholder Proposals Regarding Executive and Director Pay
•
Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.

•
Generally vote FOR shareholder proposals seeking disclosure regarding the company's, board's, or committee's use of compensation consultants, such as company name, business relationship(s) and fees paid.

~~•~~	Vote WITH MANAGEMENT on shareholder proposals requiring director fees be paid in stock only.
•	Vote FOR shareholder proposals to put option repricings to a shareholder vote.
•
Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

8.15           Performance-Based Stock Options
•	Generally vote FOR shareholder proposals advocating the use of performance-based stock options (indexed, premium-priced, and performance-vested options), unless:
o	the proposal is overly restrictive (e.g., it mandates that awards to all employees must be performance-based or all awards to top executives must be a particular type, such as indexed options); or
o	the company demonstrates that it is using a substantial portion of performance-based awards for its top executives.

8.16           Pay-for-Performance
•
Generally vote FOR shareholder proposals that align a significant portion of total compensation of senior executives to company performance.  In evaluating the proposals, the following factors will be analyzed:

o	What aspects of the company's short-term and long-term incentive programs are performance-driven?
o	Can shareholders assess the correlation between pay and performance based on the company's disclosure?
o	What type of industry does the company belong to?
o	Which stage of the business cycle does the company belong to?

8.17           Golden Parachutes and Executive Severance Agreements
•
Vote FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

•	Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include the following:
o	the parachute should be less attractive than an ongoing employment opportunity with the firm;
o	the triggering mechanism should be beyond the control management;
o	the amount should not exceed three times base salary plus guaranteed benefits; and
o
change-in-control payments should be double-triggered, i.e., (1) after a change in control has taken place, and (2) termination of the executive as a result of the change in control.  Change in control is defined as a change in the company ownership structure.

8.18           Pension Plan Income Accounting
•	Generally vote FOR shareholder proposals to exclude pension plan income in the calculation of earnings used in determining executive bonuses/compensation.

8.19           Supplemental Executive Retirement Plans (SERPs)
•
Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in SERP agreement to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what it offered under employee-wide plans.

•
Generally vote FOR shareholder proposals requesting to limit the executive benefits provided under the company's supplemental executive retirement plan (SERP) by limiting covered compensation to a senior executive's annual salary and excluding all incentive or bonus pay from the plan's definition of covered compensation used to establish such benefits.

8.20           Claw-back of Payments under Restatements
•	Vote on a CASE-BY-CASE basis on shareholder proposals requesting clawbacks or recoupment of bonuses or equity, considering factors such as:
o	the coverage of employees, whether it applies to all employees, senior executives or only employees committing fraud which resulted in the restatement;
o	the nature of the proposal where financial restatement is due to fraud;
o	whether or not the company has had material financial problems resulting in chronic restatements; and/or
o	the adoption of a robust and formal bonus/equity recoupment policy.
•	If a company's bonus recoupment policy provides overly broad discretion to the board in recovering compensation, generally vote FOR the proposal.
•	If the proposal seeks bonus recoupment from senior executives or employees committing fraud, generally vote FOR the proposal.

8.21	Tax Gross-Up Proposals

•
Generally vote FOR shareholder proposals calling for companies to adopt a policy of not providing tax gross-up payments, except in limited situations for broadly accepted business practices, such as reasonable relocation or expatriate tax equalization arrangements applicable to substantially all or a class of management employees of the company.

9.0           SOCIAL, POLITICAL AND ENVIRONMENTAL ISSUES

In the case of social, political and environmental responsibility issues, OFI will generally ABSTAIN where there could be a detrimental impact on share value or where the perceived value if the proposal was adopted is unclear or unsubstantiated.

•	OFI will only vote “FOR” a proposal that would clearly:
o	have a discernable positive impact on short-term or long-term share value; or
o	have a presently indiscernible impact on short or long-term share value but promotes general long-term interests of the company and its shareholders, such as:
•
prudent business practices which support the long-term sustainability of natural resources within the company’s business lines, including reasonable disclosure on environmental policy issues that are particularly relevant to the company’s business;

•
reasonable and necessary measures to mitigate business operations from having disproportionately adverse impacts on the environment, absent which could potentially lead to onerous government sanctions, restrictions, or taxation regimes, major customer backlash, or other significant negative ramifications.

In the evaluation of social, political, and environmental proposals, the following factors may be considered:

•	what percentage of sales, assets and earnings will be affected;
•
the degree to which the company's stated position on the issues could affect its reputation or sales, leave it vulnerable to boycott, selective purchasing, government sanctions, viable class action or shareholder derivative lawsuits;

•	whether the issues presented should be dealt with through government or company-specific action;
•	whether the company has already responded in some appropriate manner to the request embodied in the proposal;
•	whether the company's analysis and voting recommendation to shareholders is persuasive;
•	what other companies have done in response to the issue;
•	whether the proposal itself is well framed and reasonable;
•	whether implementation of the proposal would achieve the objectives sought in the proposal;
•	whether the subject of the proposal is best left to the discretion of the board;
•	whether the requested information is available to shareholders either from the company or from a publicly available source; and
•	whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.

OPPENHEIMER FUNDS INTERNATIONAL POLICY GUIDELINES

These international voting guidelines shall apply in non-US markets only as a supplement to the general OFI voting guidelines.  In cases where the international guidelines and the primary guidelines conflict, the international guidelines shall take precedence for non-US market proposals.   If the international guidelines do not cover the subject matter of a non-US market proposal, the primary guidelines should be followed.

1.0           OPERATIONAL ITEMS

1.1.7           Financial Results/Director and Auditor Reports
●	Vote FOR approval of financial statements and director and auditor reports, unless:
o	there are material concerns about the financials presented or audit procedures used; or
o	the company is not responsive to shareholder questions about specific items that should be publicly disclosed.

 1.1.8                 Allocation of Income and Dividends
●	Vote FOR approval of allocation of income and distribution of dividends, unless:
o	the dividend payout ratio has been consistently below 30% without an adequate explanation; or
o	the payout ratio is excessive given the company’s financial position.

1.1.9           Stock (Scrip) Dividend Alternative
●	Vote FOR reasonable stock (scrip) dividend proposals that allow for cash options.
●	Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

1.1.10           Lower Disclosure Threshold for Stock Ownership
●	Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5% unless compelling reasons exist to implement a lower threshold.

AUDITORS

1.3           Appointment of Internal Statutory Auditors
●      Vote FOR the appointment and reelection of statutory auditors, unless:
o	there are serious concerns about the statutory reports presented or the audit procedures used;
o	questions exist concerning any of the statutory auditors being appointed; or
o	the auditors have previously served the company is an executive capacity or can otherwise be considered affiliated with the company.

1.4           Remuneration of Auditors
●
Vote FOR proposals to authorize the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company or the scope of the services provided.

1.5	Indemnification of Auditors
●	Vote AGAINST proposals to indemnify auditors.

2.0           THE BOARD OF DIRECTORS

2.14           Discharge of Board and Management
●      Vote FOR discharge of the board and management, unless:
o	there are serious questions about actions of the board or management for the year in questions, including reservations from auditors; or
o	material legal or regulatory action is being taken against the company or the board by shareholders or regulators.

4.0           ANTITAKEOVER DEFENSES AND VOTING RELATED ISSUES

4.3           Poison Pills
●
Votes on poison pills or shareholder rights plans, are determined on a CASE-BY-CASE basis.  A plan is supportable if its scope is limited to the following two purposes and it conforms to ‘new generation’ rights plan guidelines:

o	to give the board more time to find an alternative value enhancing transaction; and
o	to ensure the equal treatment of shareholders.
•	Vote AGAINST plans that go beyond this purpose by giving discretion to the board to either:
o	determine whether actions by shareholders constitute a change in control;
o	amend material provisions without shareholder approval;
o	interpret other provisions;
o	redeem the plan without a shareholder vote; or
o	prevent a bid from going to shareholders.
•	Vote AGAINST plans that have any of the following characteristics:
o	unacceptable key definitions;
o	flip-over provision;
o	permitted bid period greater than 60 days;
o	maximum triggering threshold set at less than 20% of outstanding shares;
o	does not permit partial bids;
o	bidder must frequently update holdings;
o	requirement for a shareholder meeting to approve a bid; or
o	requirement that the bidder provide evidence of financing.
•	In addition to the above, a plan must include:
o	an exemption for a “permitted lock up agreement”;
o	clear exemptions for money managers, pension funds, mutual funds, trustees and custodians who are not making a takeover bid; and
o	exclude reference to voting agreements among shareholders.

4.8           Renew Partial Takeover Provision
●      Vote FOR proposals to renew partial takeover provision.

4.9           Depositary Receipts and Priority Shares
●	Vote on a CASE-BY-CASE basis on the introduction of depositary receipts.
•	Vote AGAINST the introduction of priority shares.

4.10	Issuance of Free Warrants
●      Vote AGAINST the issuance of free warrants.

4.11	Defensive Use of Share Issuances
●	Vote AGAINST management requests to issue shares in the event of a takeover offer or exchange bid for the company’s shares.

5.0           MERGERS AND CORPORATE RESTRUCTURINGS

5.16           Mandatory Takeover Bid Waivers
●	Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

5.17           Related-Party Transactions
●
Vote related-party transactions on a CASE-BY-CASE basis.  Shareholder approval of these transactions is meant to protect shareholders from potential insider trading abuses resulting from business transactions between a parent company and its subsidiary, or a company's dealings with entities that employ the company's directors.  Related-party transactions are typically supportable unless the agreement requests a strategic move outside the company’s charter or contains unfavorable terms.

5.18	Expansion of Business Activities
●
Vote favorable expansion of business lines WITH MANAGEMENT unless the proposed new business takes the company into endeavors that are not justified from a shareholder risk/reward perspective.  If the risk/reward is unclear, vote on a CASE-BY-CASE basis.

7.0           CAPITAL STRUCTURE

7.12           Pledge of Assets for Debt
•
OFI will consider these proposals on a CASE-BY-CASE basis. Generally, OFI will support increasing the debt-to-equity ratio to 100%.  Any increase beyond 100% will require further assessment, with a comparison of the company to its industry peers or country of origin.

In certain foreign markets, such as France, Latin America and India, companies often propose to pledge assets for debt, or seek to issue bonds which increase debt-to-equity ratios up to 300%.

7.13           Increase in Authorized Capital
●
Vote FOR nonspecific proposals to increase authorized capital up to 100% over the current authorization unless the increase would leave the company with less than 30% of its new authorization outstanding.

●	Vote FOR specific proposals to increase authorized capital to any amount, unless:
o	the specific purpose of the increase (such as a share-based acquisition or merger) does not meet OFI guidelines for the purpose being proposed; or
o	the increase would leave the company with less than 30% of its new authorization outstanding after adjusting for all proposed issuances.
●      Vote AGAINST proposals to adopt unlimited capital authorization.

7.14           Share Issuance Requests
General issuance requests under both authorized and conditional capital systems allow companies to issue shares to raise funds for general financing purposes. Issuances can be carried out with or without preemptive rights. Corporate law in many countries recognizes preemptive rights and requires shareholder approval for the disapplication of such rights.

●	Vote FOR issuance requests with preemptive rights to a maximum of 100% over currently issued capital.
●	Vote FOR issuance requests without preemptive rights to a maximum of 20% of currently issued capital.

7.15           Reduction of Capital
●	Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders. Examples of routine capital reduction proposals found overseas include:
o
reduction in the stated capital of the company’s common shares to effect a reduction in a company’s deficit and create a contributed surplus.  If net assets are in danger of falling below the aggregate of a company’s liabilities and stated capital, some corporate law statutes prohibit the company from paying dividends on its shares.

o
Reduction in connection with a previous buyback authorization, as typically seen in Scandinavia, Japan, Spain, and some Latin American markets.  In most instances, the amount of equity that may be cancelled is usually limited to 10% by national law.

●	Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis, considering individual merits of each request.

7.16           Convertible Debt Issuance Requests
●	Vote FOR the creation/issuance of convertible debt instruments as long as	the maximum number of common shares that could be issued upon conversion meets the above guidelines on equity issuance requests.

7.17           Debt Issuance Requests (Non-convertible)
When evaluating a debt issuance request, the issuing company’s present financial situation is examined. The main factor for analysis is the company’s current debt-to-equity ratio, or gearing level. A high gearing level may incline markets and financial analysts to downgrade the company’s bond rating, increasing its investment risk factor in the process.  A gearing level up to100% is considered acceptable.
●	Vote FOR debt issuances for companies when the gearing level is between zero and 100%.
●
Proposals involving the issuance of debt that result in the gearing level being greater than 100% are considered on a CASE-BY-CASE basis.  Any proposed debt issuance is compared to industry and market standards.

7.18	Reissuance of Shares Repurchased
●	Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the recent past.

7.19	Capitalization of Reserves for Bonus Issues/Increase in Par Value
●	Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

7.20           Control and Profit Agreements/Affiliation Agreements with Subsidiaries
●	Vote FOR management proposals to approve control and profit transfer agreements between a parent and its subsidiaries.

8.0           EXECUTIVE AND DIRECTOR COMPENSATION

8.21           Director Remuneration
●	Vote FOR proposals to award cash fees to non-executive directors, unless the amounts are excessive relative to other companies in the country or industry.
●	Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.
●	Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.
●	Vote AGAINST proposals to introduce retirement benefits for non-executive directors.

8.22	Retirement Bonuses for Directors and Statutory Auditors
●
Vote AGAINST the payment of retirement bonuses to directors and statutory auditors when one or more of the individuals to whom the grants are being proposed has not served in an executive capacity for the company or where one or more of the individuals to whom the grants are being proposed has not served in their current role with the company for the last five consecutive years.

●	Vote AGAINST the payment of retirement bonuses to any directors or statutory auditors who have been designated by the company as independent.

EXHIBIT J
PIMCO
PROXY VOTING POLICY AND PROCEDURES1
(As of May 7, 2007)

The following are general proxy voting policies and procedures (“Policies and Procedures”) adopted by Pacific Investment Management Company LLC (“PIMCO”), an investment adviser registered under the Investment Advisers Act of 1940, as amended (“Advisers Act”).2 PIMCO serves as the investment adviser to a wide range of domestic and international clients, including investment companies registered under the Investment Company Act of 1940, as amended (“1940 Act”) and separate investment accounts for other clients.3 These Policies and Procedures are adopted to ensure compliance with Rule 206(4)-6 under the Advisers Act, other applicable fiduciary obligations of PIMCO and the applicable rules and regulations of the Securities and Exchange Commission (“SEC”) and interpretations of its staff. In addition to SEC requirements governing advisers, PIMCO’s Policies and Procedures reflect the long-standing fiduciary standards and responsibilities applicable to investment advisers with respect to accounts subject to the Employee Retirement Income Security Act of 1974 (“ERISA”), as set forth in the Department of Labor’s rules and regulations.4

PIMCO will implement these Policies and Procedures for each of its respective clients as required under applicable law, unless expressly directed by a client in writing to refrain from voting that client’s proxies. PIMCO’s authority to vote proxies on behalf of its clients is established by its advisory contracts, comparable documents or by an overall delegation of discretionary authority over its client’s assets. Recognizing that proxy voting is a rare event in the realm of fixed income investing and is typically limited to solicitation of consent to changes in features of debt securities, these Policies and Procedures also apply to any voting rights and/or consent rights of PIMCO, on behalf of its clients, with respect to debt securities, including but not limited to, plans of reorganization, and waivers and consents under applicable indentures.5

Set forth below are PIMCO’s Policies and Procedures with respect to any voting or consent rights of advisory clients over which PIMCO has discretionary voting authority. These Policies and Procedures may be revised from time to time.

General Statements of Policy

These Policies and Procedures are designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interests of PIMCO’s clients. Each proxy is voted on a case-by-case basis taking into consideration any relevant contractual obligations as well as other relevant facts and circumstances.

PIMCO may abstain from voting a client proxy under the following circumstances: (1) when the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant; or (2) when the cost of voting the proxies outweighs the benefits.

1	Revised as of May 7, 2007.
2
These Policies and Procedures are adopted by PIMCO pursuant to Rule 206(4)-6 under the Advisers Act, effective August 6, 2003. See Proxy Voting by Investment Advisers, IA Release No. 2106 (January 31, 2003).

3	These Policies and Procedures address proxy voting considerations under U.S. law and regulations and do not address the laws or requirements of other jurisdictions.
4
Department of Labor Bulletin 94-2, 29 C.F.R. 2509.94-2 (July 29, 1994). If a client is subject to ERISA, PIMCO will be responsible for voting proxies with respect to the client’s account, unless the client has expressly retained the right and obligation to vote the proxies, and provided prior written notice to PIMCO of this retention.

5
For purposes of these Policies and Procedures, proxy voting includes any voting rights, consent rights or other voting authority of PIMCO on behalf of its clients. For purposes of these Policies and Procedures, voting or consent rights shall not include matters which are primarily investment decisions, including tender offers, exchange offers, conversions, put options, redemptions, and dutch auctions.

Conflicts of Interest

PIMCO seeks to resolve any material conflicts of interest by voting in good faith in the best interest of its clients. If a material conflict of interest should arise, PIMCO will seek to resolve such conflict in the client’s best interest by pursuing any one of the following courses of action:

1.	convening an ad-hoc committee to assess and resolve the conflict;6

2.	voting in accordance with the instructions/consent of a client after providing notice of and disclosing the conflict to that client;

3.	voting the proxy in accordance with the recommendation of an independent third-party service provider;

4.	suggesting that the client engage another party to determine how the proxies should be voted;

5.	delegating the vote to an independent third-party service provider; or

6.	voting in accordance with the factors discussed in these Policies and Procedures.

PIMCO will document the process of resolving any identified material conflict of interest.

Reporting Requirements and the Availability of Proxy Voting Records

Except to the extent required by applicable law or otherwise approved by PIMCO, PIMCO will not disclose to third parties how it voted a proxy on behalf of a client. However, upon request from an appropriately authorized individual, PIMCO will disclose to its clients or the entity delegating the voting authority to PIMCO for such clients (e.g., trustees or consultants retained by the client), how PIMCO voted such client’s proxy. In addition, PIMCO provides its clients with a copy of these Policies and Procedures or a concise summary of these Policies and Procedures: (i) in Part II of Form ADV; (ii) together with a periodic account statement in a separate mailing; or (iii) any other means as determined by PIMCO. The summary will state that these Policies and Procedures are available upon request and will inform clients that information about how PIMCO voted that client’s proxies is available upon request.

PIMCO Record Keeping

PIMCO or its agent maintains proxy voting records as required by Rule 204-2(c) of the Advisers Act. These records include: (1) a copy of all proxy voting policies and procedures; (2) proxy statements (or other disclosures accompanying requests for client consent) received regarding client securities (which may be satisfied by relying on obtaining a copy of a proxy statement from the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system or a third party provided that the third party undertakes to provide a copy promptly upon request); (3) a record of each vote cast by PIMCO on behalf of a client; (4) a copy of any document created by PIMCO that was material to making a decision on how to vote proxies on behalf of a client or that memorializes the basis for that decision; and (5) a copy of each written client request for proxy voting records and any written response from PIMCO to any (written or oral) client request for such records. Additionally, PIMCO or its agent maintains any documentation related to an identified material conflict of interest.

Proxy voting books and records are maintained by PIMCO or its agent in an easily accessible place for a period of five years from the end of the fiscal year during which the last entry was made on such record, the first two years in the offices of PIMCO or its agent.

6	Any committee must be comprised of personnel who have no direct interest in the outcome of the potential conflict.

Review and Oversight

PIMCO’s proxy voting procedures are described below. PIMCO’s Compliance Group will provide for the supervision and periodic review, no less than on an annual basis, of its proxy voting activities and the implementation of these Policies and Procedures.

Because PIMCO has contracted with State Street Investment Manager Solutions, LLC (“IMS West”) to perform portfolio accounting, securities processing and settlement processing on behalf of PIMCO, certain of the following procedures involve IMS West in administering and implementing the proxy voting process. IMS West will review and monitor the proxy voting process to ensure that proxies are voted on a timely basis.

1. Transmit Proxy to PIMCO. IMS West will forward to PIMCO’s Compliance Group each proxy received from registered owners of record (e.g., custodian bank or other third party service providers).

2. Conflicts of Interest. PIMCO’s Compliance Group will review each proxy to determine whether there may be a material conflict between PIMCO and its client. As part of this review, the group will determine whether the issuer of the security or proponent of the proposal is a client of PIMCO, or if a client has actively solicited PIMCO to support a particular position. If no conflict exists, this group will forward each proxy to PIMCO’s Middle Office Group for consideration by the appropriate portfolio manager(s). However, if a conflict does exist, PIMCO’s Compliance Group will seek to resolve any such conflict in accordance with these Policies and Procedures.

3. Vote. The portfolio manager will review the information, will vote the proxy in accordance with these Policies and Procedures and will return the voted proxy to PIMCO’s Middle Office Group.

4. Review. PIMCO’s Middle Office Group will review each proxy that was submitted to and completed by the appropriate portfolio manager. PIMCO’s Middle Office Group will forward the voted proxy back to IMS West with the portfolio manager’s decision as to how it should be voted.

5. Transmittal to Third Parties. IMS West will document the portfolio manager’s decision for each proxy received from PIMCO’s Middle Office Group in a format designated by the custodian bank or other third party service provider. IMS West will maintain a log of all corporate actions, including proxy voting, which indicates, among other things, the date the notice was received and verified, PIMCO’s response, the date and time the custodian bank or other third party service provider was notified, the expiration date and any action taken.

6. Information Barriers. Certain entities controlling, controlled by, or under common control with PIMCO (“Affiliates”) may be engaged in banking, investment advisory, broker-dealer and investment banking activities. PIMCO personnel and PIMCO’s agents are prohibited from disclosing information regarding PIMCO’s voting intentions to any Affiliate. Any PIMCO personnel involved in the proxy voting process who are contacted by an Affiliate regarding the manner in which PIMCO or its delegate intend to vote on a specific issue must terminate the contact and notify the Compliance Group immediately.

Categories of Proxy Voting Issues

In general, PIMCO reviews and considers corporate governance issues related to proxy matters and generally supports proposals that foster good corporate governance practices. PIMCO considers each proposal on a case-by-case basis, taking into consideration various factors and all relevant facts and circumstances at the time of the vote. PIMCO may vote proxies as recommended by management on routine matters related to the operation of the issuer and on matters not expected to have a significant economic impact on the issuer and/or shareholders, because PIMCO believes the recommendations by the issuer generally are in shareholders’ best interests, and therefore in the best economic interest of PIMCO’s clients. The following is a non-exhaustive list of issues that may be included in proxy materials submitted to clients of PIMCO, and a non-exhaustive list of factors that PIMCO may consider in determining how to vote the client’s proxies.

Board of Directors

1. Independence. PIMCO may consider the following factors when voting on director independence issues: (i) majority requirements for the board and the audit, nominating, compensation and/or other board committees; and (ii) whether the issuer adheres to and/or is subject to legal and regulatory requirements.

2. Director Tenure and Retirement. PIMCO may consider the following factors when voting on limiting the term of outside directors: (i) the introduction of new viewpoints on the board; (ii) a reasonable retirement age for the outside directors; and (iii) the impact on the board’s stability and continuity.

3. Nominations in Elections. PIMCO may consider the following factors when voting on uncontested elections: (i) composition of the board; (ii) nominee availability and attendance at meetings; (iii) any investment made by the nominee in the issuer; and (iv) long-term corporate performance and the price of the issuer’s securities.

4. Separation of Chairman and CEO Positions. PIMCO may consider the following factors when voting on proposals requiring that the positions of chairman of the board and the chief executive officer not be filled by the same person: (i) any potential conflict of interest with respect to the board’s ability to review and oversee management’s actions; and (ii) any potential effect on the issuer’s productivity and efficiency.

5. D&O Indemnification and Liability Protection. PIMCO may consider the following factors when voting on proposals that include director and officer indemnification and liability protection: (i) indemnifying directors for conduct in the normal course of business; (ii) limiting liability for monetary damages for violating the duty of care; (iii) expanding coverage beyond legal expenses to acts that represent more serious violations of fiduciary obligation than carelessness (e.g. negligence); and (iv) providing expanded coverage in cases where a director’s legal defense was unsuccessful if the director was found to have acted in good faith and in a manner that he or she reasonably believed was in the best interests of the company.

6. Stock Ownership. PIMCO may consider the following factors when voting on proposals on mandatory share ownership requirements for directors: (i) the benefits of additional vested interest in the issuer’s stock; (ii) the ability of a director to fulfill his duties to the issuer regardless of the extent of his stock ownership; and (iii) the impact of limiting the number of persons qualified to be directors.

Proxy Contests and Proxy Contest Defenses

1. Contested Director Nominations. PIMCO may consider the following factors when voting on proposals for director nominees in a contested election: (i) background and reason for the proxy contest; (ii) qualifications of the director nominees; (iii) management’s track record; (iv) the issuer’s long-term financial performance within its industry; (v) assessment of what each side is offering shareholders; (vi) the likelihood that the proposed objectives and goals can be met; and (vii) stock ownership positions of the director nominees.

2. Reimbursement for Proxy Solicitation Expenses. PIMCO may consider the following factors when voting on reimbursement for proxy solicitation expenses: (i) identity of the persons who will pay the expenses; (ii) estimated total cost of solicitation; (iii) total expenditures to date; (iv) fees to be paid to proxy solicitation firms; and (v) when applicable, terms of a proxy contest settlement.

3. Ability to Alter the Size of the Board by Shareholders. PIMCO may consider whether the proposal seeks to fix the size of the board and/or require shareholder approval to alter the size of the board.

4. Ability to Remove Directors by Shareholders. PIMCO may consider whether the proposal allows shareholders to remove directors with or without cause and/or allow shareholders to elect directors and fill board vacancies.

5. Cumulative Voting. PIMCO may consider the following factors when voting on cumulative voting proposals: (i) the ability of significant stockholders to elect a director of their choosing; (ii) the ability of minority shareholders to concentrate their support in favor of a director(s) of their choosing; and (iii) any potential limitation placed on the director’s ability to work for all shareholders.

6. Supermajority Shareholder Requirements. PIMCO may consider all relevant factors, including but not limited to limiting the ability of shareholders to effect change when voting on supermajority requirements to approve an issuer’s charter or bylaws, or to approve a merger or other significant business combination that would require a level of voting approval in excess of a simple majority.

Tender Offer Defenses

1. Classified Boards. PIMCO may consider the following factors when voting on classified boards: (i) providing continuity to the issuer; (ii) promoting long-term planning for the issuer; and (iii) guarding against unsolicited takeovers.

2. Poison Pills. PIMCO may consider the following factors when voting on poison pills: (i) supporting proposals to require a shareholder vote on other shareholder rights plans; (ii) ratifying or redeeming a poison pill in the interest of protecting the value of the issuer; and (iii) other alternatives to prevent a takeover at a price clearly below the true value of the issuer.

3. Fair Price Provisions. PIMCO may consider the following factors when voting on proposals with respect to fair price provisions: (i) the vote required to approve the proposed acquisition; (ii) the vote required to repeal the fair price provision; (iii) the mechanism for determining fair price; and (iv) whether these provisions are bundled with other anti-takeover measures (e.g., supermajority voting requirements) that may entrench management and discourage attractive tender offers.

Capital Structure

1. Stock Authorizations. PIMCO may consider the following factors to help distinguish between legitimate proposals to authorize increases in common stock for expansion and other corporate purchases and those proposals designed primarily as an anti-takeover device: (i) the purpose and need for the stock increase; (ii) the percentage increase with respect to the authorization currently in place; (iii) voting rights of the stock; and (iv) overall capitalization structure of the issuer.

2. Issuance of Preferred Stock. PIMCO may consider the following factors when voting on the issuance of preferred stock: (i) whether the new class of preferred stock has unspecified voting, conversion, dividend distribution, and other rights; (ii) whether the issuer expressly states that the stock will not be used as a takeover defense or carry superior voting rights; (iii) whether the issuer specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable; and (iv) whether the stated purpose is to raise capital or make acquisitions in the normal course of business.

3. Stock Splits. PIMCO may consider the following factors when voting on stock splits: (i) the percentage increase in the number of shares with respect to the issuer’s existing authorized shares; and (ii) the industry that the issuer is in and the issuer’s performance in that industry.

4.
Reversed Stock Splits. PIMCO may consider the following factors when voting on reverse stock splits: (i) the percentage increase in the shares with respect to the issuer’s existing authorized stock; and (ii) issues related to delisting the issuer’s stock.

Executive and Director Compensation

1. Stock Option Plans. PIMCO may consider the following factors when voting on stock option plans: (i) whether the stock option plan expressly permits the repricing of options; (ii) whether the plan could result in earnings dilution of greater than a specified percentage of shares outstanding; (iii) whether the plan has an option exercise price below the market price on the day of the grant; (iv) whether the proposal relates to an amendment to extend the term of options for persons leaving the firm voluntarily or for cause; and (v) whether the stock option plan has certain other embedded features.

2. Director Compensation. PIMCO may consider the following factors when voting on director compensation: (i) whether director shares are at the same market risk as those of the issuer’s shareholders; and (ii) how stock option programs for outside directors compare with the standards of internal stock option programs.

3. Golden and Tin Parachutes. PIMCO may consider the following factors when voting on golden and/or tin parachutes: (i) whether they will be submitted for shareholder approval; and (ii) the employees covered by the plan and the quality of management.

State of Incorporation

State Takeover Statutes. PIMCO may consider the following factors when voting on proposals to opt out of a state takeover statute: (i) the power the statute vests with the issuer’s board; (ii) the potential of the statute to stifle bids; and (iii) the potential for the statute to empower the board to negotiate a better deal for shareholders.

Mergers and Restructurings

1. Mergers and Acquisitions. PIMCO may consider the following factors when voting on a merger and/or acquisition: (i) anticipated financial and operating benefits as a result of the merger or acquisition; (ii) offer price; (iii) prospects of the combined companies; (iv) how the deal was negotiated; and (v) changes in corporate governance and the potential impact on shareholder rights. PIMCO may also consider what impact the merger or acquisition may have on groups/organizations other than the issuer’s shareholders.

2. Corporate Restructurings. With respect to a proxy proposal that includes a spin-off, PIMCO may consider the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives. With respect to a proxy proposal that includes an asset sale, PIMCO may consider the impact on the balance sheet or working capital and the value received for the asset. With respect to a proxy proposal that includes a liquidation, PIMCO may consider management’s efforts to pursue alternatives, the appraisal value of assets, and the compensation plan for executives managing the liquidation.

Investment Company Proxies

For a client that is invested in an investment company, PIMCO votes each proxy of the investment company on a case-by-case basis and takes all reasonable steps to ensure that proxies are voted consistent with all applicable investment policies of the client and in accordance with any resolutions or other instructions approved by authorized persons of the client.

For a client that is invested in an investment company that is advised by PIMCO or its affiliates, if there is a conflict of interest which may be presented when voting for the client (e.g., a proposal to approve a contract between PIMCO and the investment company), PIMCO will resolve the conflict by doing any one of the following: (i) voting in accordance with the instructions/consent of the client after providing notice of and disclosing the conflict to that client; (ii) voting the proxy in accordance with the recommendation of an independent third-party service provider; or (iii) delegating the vote to an independent third-party service provider.

1. Election of Directors or Trustees. PIMCO may consider the following factors when voting on the director or trustee nominees of a mutual fund: (i) board structure, director independence and qualifications, and compensation paid by the fund and the family of funds; (ii) availability and attendance at board and committee meetings; (iii) investments made by the nominees in the fund; and (iv) the fund’s performance.

2. Converting Closed-end Fund to Open-end Fund. PIMCO may consider the following factors when voting on converting a closed-end fund to an open-end fund: (i) past performance as a closed-end fund; (ii) the market in which the fund invests; (iii) measures taken by the board to address any discount of the fund’s shares; (iv) past shareholder activism; (v) board activity; and (vi) votes on related proposals.

3. Proxy Contests. PIMCO may consider the following factors related to a proxy contest: (i) past performance of the fund; (ii) the market in which the fund invests; (iii) measures taken by the board to address past shareholder activism; (iv) board activity; and (v) votes on related proposals.

4. Investment Advisory Agreements. PIMCO may consider the following factors related to approval of an investment advisory agreement: (i) proposed and current fee arrangements/schedules; (ii) fund category/investment objective; (iii) performance benchmarks; (iv) share price performance as compared with peers; and (v) the magnitude of any fee increase and the reasons for such fee increase.

5. Policies Established in Accordance with the 1940 Act. PIMCO may consider the following factors: (i) the extent to which the proposed changes fundamentally alter the investment focus of the fund and comply with SEC interpretation; (ii) potential competitiveness; (iii) regulatory developments; and (iv) current and potential returns and risks.

6. Changing a Fundamental Restriction to a Non-fundamental Restriction. PIMCO may consider the following when voting on a proposal to change a fundamental restriction to a non-fundamental restriction: (i) reasons given by the board and management for the change; and (ii) the projected impact of the change on the fund’s portfolio.

7. Distribution Agreements. PIMCO may consider the following when voting on a proposal to approve a distribution agreement: (i) fees charged to comparably sized funds with similar investment objectives; (ii) the distributor’s reputation and past performance; and (iii) competitiveness of the fund among other similar funds in the industry.

8. Names Rule Proposals. PIMCO may consider the following factors when voting on a proposal to change a fund name, consistent with Rule 35d-1 of the 1940 Act: (i) whether the fund invests a minimum of 80% of its assets in the type of investments suggested by the proposed name; (ii) the political and economic changes in the target market; and (iii) current asset composition.

9. Disposition of Assets/Termination/Liquidation. PIMCO may consider the following when voting on a proposal to dispose of fund assets, terminate, or liquidate the fund: (i) strategies employed to salvage the fund; (ii) the fund’s past performance; and (iii) the terms of the liquidation.

10. Changes to Charter Documents. PIMCO may consider the following when voting on a proposal to change a fund’s charter documents: (i) degree of change implied by the proposal; (ii) efficiencies that could result; (iii) state of incorporation; and (iv) regulatory standards and implications.

11. Changing the Domicile of a Fund. PIMCO may consider the following when voting on a proposal to change the domicile of a fund: (i) regulations of both states; (ii) required fundamental policies of both states; and (iii) the increased flexibility available.

12. Change in Fund’s Subclassification. PIMCO may consider the following when voting on a change in a fund’s subclassification from diversified to non-diversified or to permit concentration in an industry: (i) potential competitiveness; (ii) current and potential returns; (iii) risk of concentration; and (iv) consolidation in the target industry.

Distressed and Defaulted Securities

1. Waivers and Consents. PIMCO may consider the following when determining whether to support a waiver or consent to changes in provisions of indentures governing debt securities which are held on behalf of clients: (i) likelihood that the granting of such waiver or consent will potentially increase recovery to clients; (ii) potential for avoiding cross-defaults under other agreements; and (iii) likelihood that deferral of default will give the obligor an opportunity to improve its business operations.

2. Voting on Chapter 11 Plans of Liquidation or Reorganization. PIMCO may consider the following when determining whether to vote for or against a Chapter 11 plan in a case pending with respect to an obligor under debt securities which are held on behalf of clients: (i) other alternatives to the proposed plan; (ii) whether clients are treated appropriately and in accordance with applicable law with respect to their distributions; (iii) whether the vote is likely to increase or decrease recoveries to clients.

Miscellaneous Provisions

1. Such Other Business. Proxy ballots sometimes contain a proposal granting the board authority to “transact such other business as may properly come before the meeting.” PIMCO may consider the following factors when developing a position on proxy ballots that contain a proposal granting the board authority to “transact such other business as may properly come before the meeting”: (i) whether the board is limited in what actions it may legally take within such authority; and (ii) PIMCO’s responsibility to consider actions before supporting them.

2. Equal Access. PIMCO may consider the following factors when voting on equal access: (i) the opportunity for significant company shareholders to evaluate and propose voting recommendations on proxy proposals and director nominees, and to nominate candidates to the board; and (ii) the added complexity and burden of providing shareholders with access to proxy materials.

3. Charitable Contributions. PIMCO may consider the following factors when voting on charitable contributions: (i) the potential benefits to shareholders; and (ii) the potential impact on the issuer’s resources that could have been used to increase shareholder value.

4. Special Interest Issues. PIMCO may consider the following factors when voting on special interest issues: (i) the long-term benefit to shareholders of promoting corporate accountability and responsibility on social issues; (ii) management’s responsibility with respect to special interest issues; (iii) any economic costs and restrictions on management; (iv) a client’s instruction to vote proxies in a specific manner and/or in a manner different from these Policies and Procedures; and (v) the responsibility to vote proxies for the greatest long-term shareholder value.

EXHIBIT K
Columbia Management Investment Advisers, LLC
Proxy Voting Policies and Procedures
(As of April 2009)

Explanation/Summary of Regulatory Requirements
An investment adviser that exercises voting authority over clients’ proxies must adopt written policies and procedures that are reasonably designed to ensure that those proxies are voted in the best economic interests of clients.  An adviser’s policies and procedures must address how the adviser resolves material conflicts of interest between its interests and those of its clients.  An investment adviser must comply with certain record keeping and disclosure requirements with respect to its proxy voting responsibilities.  In addition, an investment adviser to Employee Retirement Income Security Act (“ERISA”) accounts has an affirmative obligation to vote proxies for an ERISA account, unless the client expressly retains proxy voting authority.

Policy Summary
Columbia Management Advisors, LLC (“CMA”) has adopted and implemented the following policy, which it believes is reasonably designed to: (1) ensure that proxies are voted in the best economic interest of clients; and (2) address material conflicts of interest that may arise.  This policy applies primarily to the Global Wealth and Investment Management (“GWIM”) Investment Operations Group, the Investment groups (particularly, Equity and Chief Investment Officer’s Office), as well as to Compliance Risk Management (“CRM”) and Legal.  CRM and Business groups to which this policy directly applies must adopt written procedures to implement this Policy.

Policy
All proxies regarding client securities for which CMA has authority to vote will, unless CMA determines in accordance with policies stated below to refrain from voting, be voted in a manner considered by CMA to be in the best interest of CMA’s clients without regard to any resulting benefit or detriment to CMA, its associates, or its affiliates.  The best interest of clients is defined for this purpose as the interest of enhancing or protecting the economic value of client accounts, considered as a group rather than individually, as CMA determines in its sole and absolute discretion.  In the event a client believes that its other interests require a different vote, CMA will vote as the client clearly instructs, provided CMA receives such instructions in time to act accordingly.  Information regarding CMA’s proxy voting decisions is confidential.  Therefore, the information may be shared on a need to know basis only, including within CMA and with CMA affiliates.  Advisory clients, including mutual funds’ and other funds’ boards, may obtain information on how their proxies were voted by CMA.  However, CMA will not selectively disclose its investment company clients’ proxy voting records to third parties.  Rather, the investment company clients’ proxy records will be disclosed to shareholders by publicly-available annual filings for 12-month periods ending each year on June 30th on Form N-PX.

CMA endeavors to vote, in accordance with this Policy, all proxies of which it becomes aware prior to the vote deadline date, subject to certain general exceptions described below.

CMA seeks to avoid the occurrence of actual or apparent material conflicts of interest in the proxy voting process by voting in accordance with predetermined voting guidelines and observing other procedures that are intended to prevent where practicable and manage conflicts of interest (refer to Conflicts of Interest section below).  CMA’s proxy voting policy and practices are summarized in its Form ADV.  Additionally, CMA will provide clients with a copy of its policies, as they may be updated from time to time, upon request.

Means of Achieving Compliance
The Proxy Group within GWIM Investment Operations is primarily responsible for overseeing the day-to-day operations of the proxy voting process.  The Proxy Group’s monitoring will take into account the following elements: (1) periodic review of the proxy vendor’s votes to ensure that the proxy vendor is accurately voting consistent with CMA’s Voting Guidelines; and (2) review of the Columbia Funds’ fund website to ensure that annual proxy voting reports are posted in a timely and accurate manner.  CMA has established a Proxy Committee which is responsible for overseeing  the proxy voting process.

The specific responsibilities of the Proxy Committee and scope of its oversight are described in the Proxy Committee’s charter.

CMA’S INVESTMENT ASSOCIATES’RESPONSIBILITIES
Under CMA’s Voting Guidelines, certain matters must be determined on a case-by-case basis.  In general, the Proxy Group within GWIM Investment Operations will refer these matters first to the relevant CMA research analyst after first confirming that the proxy matter does not present a potential conflict to CMA.  If there is not a research analyst assigned to the particular security, the matter will be referred to the appropriate portfolio manager.

In considering a particular proxy matter, the research analyst or portfolio manager must vote in the clients’ best interest as defined above.  Information regarding CMA’s proxy voting decisions is confidential information.  Therefore, research analysts and portfolio managers generally must not discuss proxy votes with any person outside of CMA and within CMA except on a need to know basis only.

Research analysts and portfolio managers must discharge their responsibilities consistent with the obligations set forth below (refer to Management of Conflicts of Interest – Additional Procedures).  A research analyst or portfolio manager must disclose in writing any inappropriate attempt to influence their recommendation or any other personal interest that they have with the issuer (see Appendix B - Conflicts of Interest Disclosure and Certification Form).  For each Proxy Referral (defined below), the research analyst or portfolio manager is responsible for memorializing their recommendation on the Proxy Voting Recommendation Form (see Appendix C) and communicating their recommendation to the Proxy Group.

Research analysts and portfolio managers should seek advice from CRM or Legal with respect to any questions that they have regarding personal conflicts of interests, communications regarding proxies, or other related matters.

CONFLICTS OF INTEREST
For purposes of this policy, a material conflict of interest is a relationship or activity engaged in by CMA, a CMA affiliate6, or a CMA associate that creates an incentive (or appearance thereof) to favor the interests of CMA, the affiliate, or associate, rather than the clients’ interests.  However, a material conflict of interest is not automatically created when there is a relationship or activity engaged in by a CMA affiliate, but there is a possibility that a CMA affiliate could cause a conflict.  CMA may have a conflict of interest if either CMA has a significant business relationship with a company that is soliciting a proxy, or if a CMA associate involved in the proxy voting decision-making process has a significant personal or family relationship with the particular company.  A conflict of interest is considered to be “material” to the extent that a reasonable person could expect the conflict to influence CMA’s decision on the particular vote at issue.  In all cases where there is deemed to be a material conflict of interest, CMA will seek to resolve said conflict in the clients’ best interests.

For those proxy proposals that: (1) are not addressed by CMA’s proxy voting guidelines; (2) the guidelines specify the issue must be evaluated and determined on a case-by-case basis; or (3) a CMA investment associate believes that an exception to the guidelines may be in the best economic interest of CMA’s clients (collectively, “Proxy Referrals”), CMA may vote the proxy, subject to the conflicts of interest procedures set forth below.

In the case of Proxy Referrals, CRM identifies companies with which CMA has a significant business relationships and Proxy Referrals of such companies will be voted consistent with CMA’s conflicts management procedures described below.  For Proxy Referrals that do not involve companies with which CMA has a significant business relationship the relevant CMA investment personnel (i.e. research analyst, portfolio manager, members of Proxy Committee) involved in the particular Proxy Referral must report any personal conflict of interest circumstances (e.g., relationships with nominees for directorship, members of an issuer’s or dissident’s management or otherwise, unusual communications with parties outside the investment organization concerning a proxy matter) to Columbia Management’s Conflicts of Interest Officer in writing (see Appendix B).  In the event any member of the Proxy Committee has a conflict of interest regarding a given matter, he or she will abstain from participating in the Committee’s determination of whether and/or how to vote in the matter.

If the Proxy Committee, the Chairperson of the Proxy Committee, or the Conflicts Officer determines that a proxy matter presents a material conflict of interest,  CMA will invoke one or more of the following conflict management procedures:

•	Causing the proxies to be voted in accordance with the recommendations of an independent third party (which generally will be CMA’s proxy voting agent);
•	Causing the proxies to be delegated to a qualified, independent third party, which may include CMA’s proxy voting agent; or
•	In unusual cases, with the Client’s consent and upon ample notice, forwarding the proxies to CMA’s clients so that they may vote the proxies directly.

Affiliate Investment Companies and Public Companies
CMA considers (1) proxies solicited by open-end and closed-end investment companies for which CMA or an affiliate serves as an investment adviser or principal underwriter; and (2) proxies solicited by Bank of America Corporation (“BAC”) or other public companies within the BAC organization to present a material conflict of interest for CMA.  Consequently, the proxies of such affiliates will be voted following one of the conflict management practices discussed above.

Management of Conflicts of Interest – Additional Procedures
In certain circumstances, CMA follows the proxy guidelines and uses other research services provided by the proxy vendor or another independent third party.  CMA  reviews its proxy vendor’s conflicts of interest procedures as part of its oversight of the proxy vendor’s services.

CMA and other BAC affiliates have adopted various other policies and procedures that help reinforce this Policy.  Please see any associated documents.

Ownership Limits – Delegation of Proxy Voting to an Independent Third Party
From time to time, CMA may face regulatory or compliance limits on the types or amounts of voting securities that it may purchase or hold for client accounts.  Among other limits, federal, state, foreign regulatory restrictions, or company-specific ownership limits may restrict the total percentage of an issuer's voting securities that CMA can hold for clients (collectively, “Ownership Limits”).

The regulations or company-specific documents governing a number of these Ownership Limits often focus upon holdings in voting securities.  As a result, in limited circumstances in order to comply with such Ownership Limits and/or internal policies designed to comply with such limits, CMA may delegate proxy voting in certain issuers to a qualified, independent third party, who may be CMA’s proxy voting agent.

PROXY VOTING GUIDELINES

A.  CMA’s Proxy Voting Guidelines – General Practices.
The Proxy Committee has adopted the guidelines for voting proxies specified in Appendix A of this policy.  CMA uses an independent, third-party proxy vendor to implement its proxy voting process as CMA’s proxy voting agent.  In general, whenever a vote is solicited, the proxy vendor will execute the vote according to CMA’s Voting Guidelines.

B. Ability to Vote Proxies Other than as Provided by Voting Guidelines.
A Portfolio Manager or other party involved with a client’s account may conclude that the best interest of the firm’s client, as defined above, requires that a proxy be voted in a manner that differs from the predetermined proxy Voting Guidelines.  In this situation, he or she will request in writing that the Proxy Committee consider voting the proxy other than according to such Guidelines and provide information as the Proxy Committee may request.  The Proxy Committee may consider the matter, subject to the conflicts of interest procedures discussed above.

C. Other Proxy Matters
For the following categories, proxies will be voted as stated below:

1. New Proposals. For certain new proposals that are expected to be proposed to shareholders of multiple companies, the Proxy Committee may develop a Voting Guideline which will be incorporated into this Policy.

2. Accounts Adhering to Taft Hartley Principles. All proposals for accounts adhering to Taft Hartley principles will be voted according to the Taft Hartley Guidelines developed by the proxy vendor.

3. Accounts Adhering to Socially Responsible Principles. All proposals for accounts adhering to socially responsible principles will be voted according to the Socially Responsible Guidelines developed by the proxy vendor or as specified by the client.

4. Proxies of International Issuers. In general, CMA will refrain from voting securities in cases where international issuers impose share blocking restrictions.  However, in the exceptional circumstances that CMA determines that it would be appropriate to vote such securities, all proposals for these securities will be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with the Voting Guidelines set forth in this Policy.  Additionally, proxies will typically not be voted in markets where powers of attorney are required to be executed in order to vote shares.

5. Proxies of Investment Company Shares. Proposals on issues other than affiliated investment companies (previously described) will be voted on the specific instruction of the Proxy Committee.

6. Proxy Referrals for Passive Index Accounts.  Proxy Referrals for a security that is held only within a passive index account managed by CMA’s Quantitative Strategies Group and not in any other account within CMA, shall be voted according to the guidelines developed by the proxy vendor or as specified by the client.  However, if a security is held within a passive index account managed by CMA’s Quantitative Strategies Group and within another CMA-managed account (including without limitation an account actively managed by CMA’s Quantitative Strategies Group), all proposals, including Proxy Referrals, will be voted in accordance with the Voting Guidelines, subject to the other provisions of this Policy.

7.Proxy Voting for Securities on Loan.  CMA generally votes in cases where shares have been loaned from actively managed Columbia Funds as long as the shares have been recalled in a timely manner.  However, CMA generally does not vote shares that have been loaned from passively managed Columbia Index Funds.  Other CMA clients may have their own stock loan programs and may or may not recall their shares for proxy voting.

Supervision

Managers and supervisory personnel are responsible for ensuring that their associates understand and follow this policy and any applicable procedures adopted by the business group to implement the policy.  The Proxy Committee has ultimate responsibility for the implementation of this Policy.

Escalation

With the exception of conflicts of interest-related matters, issues arising under this policy should be escalated to the Proxy Committee.  Issues involving potential or actual conflicts of interest should be promptly communicated to the Columbia Management Conflicts Officer.

Monitoring/Oversight

CRM and/or Corporate Internal Audit Group perform periodic reviews and assessments of various lines of businesses, including a review of Columbia Management’s compliance with the Proxy Voting Policy.

Recordkeeping

CMA will create and maintain records of each investment company’s proxy record for 12-month periods ended June 30th.  CMA will compile the following information for each matter relating to a portfolio security considered at any shareholder meeting during the period covered by the annual report and for which CMA was entitled to vote:

•	The name of the issuer of the security;
•	The exchange ticker symbol of the portfolio security (if symbol is available through reasonably practicable means);
•	The Council on Uniform Securities Identification Procedures number for the portfolio security (if number is available through reasonably practicable means);
•	The shareholder meeting date;
•	A brief identification of the matter voted on;
•	Whether the matter was proposed by the issuer or by a security holder;
•	Whether the company cast its vote on the matter;
•	How the company cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding the election of directors); and
•	Whether the company cast its vote for or against management.

Business groups and support partners are responsible for maintaining all records necessary to evidence compliance with this policy.  The records must be properly maintained and readily accessible in order to evidence compliance with this policy.

These records include:

Document	Responsible Party
Proxy Committee Meeting Minutes and Related Materials	Proxy Group in GWIM Investment Operations
Proxy Vote Recommendation Form and Supporting Materials of Investment Management Personnel Concerning Proxy Decisions and Recommendations (or any other document created by CMA that was material to making a voting decision or that memorializes the basis for the voting decision)
Proxy Group in GWIM Investment Operations
Conflicts of Interest Review Documentation, including Conflicts of Interest Forms	Compliance Risk Management
Client Communications Regarding Proxy Matters	Client Service Group
Copy of Each Applicable Proxy Statement Unless it has been Filed with the SEC and may be Obtained from the SEC’s EDGAR System	Proxy Group in GWIM Investment Operations

Records should be retained for a period of not less than six years plus the current year.  Records must be retained in an appropriate office of CM for the first three years.

6 Bank of America Corporation (“BAC”), the ultimate corporate parent of CMA, Bank of America, N.A. and all of their numerous affiliates owns, operates and has interests in many lines of business that may create or give rise to the appearance of a conflict of interest between BAC or its affiliates and those of CMA-advised clients.  For example, the commercial and investment banking business lines may have interests with respect to issuers of voting securities that could appear to or even actually conflict with CMA’s duty, in the proxy voting process, to act in the best economic interest of its clients.

APPENDIX A – CMA’s Proxy Voting Policy
CMA’S VOTING GUIDELINES

A. The Proxy Committee has adopted the following guidelines for voting proxies:

1. Matters Relating to the Board of Directors/Corporate Governance
CMA generally will vote FOR:
•
Proposals for the election of directors or for an increase or decrease in the number of directors, provided that no more than one-third of the Board of Directors would, presently or at any time during the previous three-year period, be from management.

However, CMA generally will WITHHOLD votes from pertinent director nominees if:

(i)	the board as proposed to be constituted would have more than one-third of its members from management;
(ii)
the board does not have audit, nominating, and compensation committees composed solely of directors who qualify as being regarded as “independent,” i.e. having no material relationship, directly or indirectly, with the Company, as CMA’s proxy voting agent may determine (subject to the Proxy Committee’s contrary determination of independence or non-independence);

(iii)
the nominee, as a member of the audit committee, permitted the company to incur excessive non-audit fees (as defined below regarding other business matters -- ratification of the appointment of auditors);

(iv)	a director serves on more than six public company boards;
(v)	the CEO serves on more than two public company boards other than the company’s board.

On a CASE-BY-CASE basis, CMA may WITHHOLD votes for a director nominee who has failed to observe good corporate governance practices or, through specific corporate action or inaction (e.g. failing to implement policies for which a majority of shareholders has previously cast votes in favor), has demonstrated a disregard for the interests of shareholders.

•
Proposals requesting that the board audit, compensation and/or nominating committee be composed solely of independent directors. The Audit Committee must satisfy the independence and experience requirements established by the Securities and Exchange Commission (“SEC”) and the New York Stock Exchange, or appropriate local requirements for foreign securities. At least one member of the Audit Committee must qualify as a “financial expert” in accordance with SEC rules.

•	Proposals to declassify a board, absent special circumstances that would indicate that shareholder interests are better served by a classified board structure.

CMA generally will vote FOR:
•
Proposals to create or eliminate positions or titles for senior management.  CMA generally prefers that the role of Chairman of the Board and CEO be held by different persons unless there are compelling reasons to vote AGAINST a proposal to separate these positions, such as the existence of a counter-balancing governance structure that includes at least the following elements in addition to applicable listing standards:

	Established governance standards and guidelines.
	Full board composed of not less than two-thirds “independent” directors, as defined by applicable regulatory and listing standards.
	Compensation, as well as audit and nominating (or corporate governance) committees composed entirely of independent directors.

A designated or rotating presiding independent director appointed by and from the independent directors with the authority and responsibility to call and preside at regularly and, as necessary, specially scheduled meetings of the independent directors to be conducted, unless the participating independent directors otherwise wish, in executive session with no members of management present.


Disclosed processes for communicating with any individual director, the presiding independent director (or, alternatively, all of the independent directors, as a group) and the entire board of directors, as a group.


The pertinent class of the Company’s voting securities has out-performed, on a three-year basis, both an appropriate peer group and benchmark index, as indicated in the performance summary table of the Company’s proxy materials.  This requirement shall not apply if there has been a change in the Chairman/CEO position within the three-year period.

•	Proposals that grant or restore shareholder ability to remove directors with or without cause.
•	Proposals to permit shareholders to elect directors to fill board vacancies.
•	Proposals that encourage directors to own a minimum amount of company stock.
•	Proposals to provide or to restore shareholder appraisal rights.
•	Proposals to adopt cumulative voting.
•	Proposals for the company to adopt confidential voting.

CMA will generally vote FOR shareholder proposals calling for majority voting thresholds for director elections unless the company has adopted formal corporate governance principles that present a meaningful alternative to the majority voting standard and/or provides an adequate response to both new nominees as well as incumbent nominees who fail to receive a majority of votes cast.

CMA generally will vote AGAINST:
•	Proposals to classify boards, absent special circumstances indicating that shareholder interests would be better served by a classified board structure.
•	Proposals that give management the ability to alter the size of the board without shareholder approval.
•	Proposals that provide directors may be removed only by supermajority vote.
•	Proposals to eliminate cumulative voting.
•	Proposals which allow more than one vote per share in the election of directors.
•	Proposals that provide that only continuing directors may elect replacements to fill board vacancies.
•	Proposals that mandate a minimum amount of company stock that directors must own.
•	Proposals to limit the tenure of non-management directors.

CMA will vote on a CASE-BY-CASE basis in contested elections of directors.

CMA generally will vote on a CASE-BY-CASE basis on board approved proposals relating to corporate governance.  Such proposals include, but are not limited to:
•	Reimbursement of proxy solicitation expenses taking into consideration whether or not CMA was in favor of the dissidents.
•
Proxy contest advance notice.  CMA generally will vote FOR proposals that allow shareholders to submit proposals as close to the meeting date as possible while allowing for sufficient time for Company response, SEC review, and analysis by other shareholders.

•	CMA will vote on a CASE-BY-CASE basis to indemnify directors and officers, and AGAINST proposals to indemnify external auditors.

•	CMA will vote FOR the indemnification of internal auditors, unless the costs associated with the approval are not disclosed.

2. Compensation
CMA generally will vote FOR management sponsored compensation plans (such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans or thrift plans) if they are consistent with industry and country standards. However, CMA generally is opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares for expired options) exceeds an average of 5% of the currently outstanding shares over the previous three years or an average of 3% over the previous three years for directors only, the proposal should be referred to the Proxy Committee. The Committee will then consider the circumstances surrounding the issue and vote in the best interest of CMA’s clients. CMA requires that management provide substantial justification for the repricing of options.

CMA generally will vote FOR:
•	Proposals requiring that executive severance arrangements be submitted for shareholder ratification.
•	Proposals asking a company to expense stock options.
•	Proposals to put option repricings to a shareholder vote.
•
Employee stock purchase plans that have the following features: (i) the shares purchased under the plan are acquired for no less than 85% of their market value, (ii) the offering period under the plan is 27 months or less, and (iii) dilution is 10% or less.

•	Proposals for the remuneration of auditors if no more than 25% of the compensation costs comes from non audit activity.

CMA generally will vote AGAINST:
•	Stock option plans that permit issuance of options with an exercise price below the stock’s current market price, or that permit replacing or repricing of out-of-the money options.
•	Proposals to authorize the replacement or repricing of out-of-the money options.
•
Proposals requesting that plan administrators have advance authority to amend the terms of a plan without detailed disclosure of the specific amendments. When sufficient details are provided on the amendments permitted by the advance authority, CMA will recommend on such proposals on a CASE-BY-CASE basis

CMA will vote on a CASE-BY-CASE basis proposals regarding approval of specific executive severance arrangements.

3. Capitalization
CMA generally will vote FOR:
•
Proposals to increase the authorized shares for stock dividends, stock splits (and reverse stock splits) or general issuance, unless proposed as an anti-takeover measure or a general issuance proposal increases the authorization by more than 30% without a clear need presented by the company.  Proposals for reverse stock splits should include an overall reduction in authorization.

For companies recognizing preemptive rights for existing shareholders, CMA generally will vote FOR general issuance proposals that increase the authorized shares by more than 30%.  CMA will vote on a CASE-BY-CASE basis all such proposals by companies that do not recognize preemptive rights for existing shareholders.
•	Proposals for the elimination of authorized but unissued shares or retirement of those shares purchased for sinking fund or treasury stock.
•	Proposals to institute/renew open market share repurchase plans in which all shareholders may participate on equal terms.
•	Proposals to reduce or change the par value of common stock, provided the number of shares is also changed in order to keep the capital unchanged.

CMA will evaluate on a CASE-BY-CASE basis proposals regarding:
•
Management proposals that allow listed companies to de-list and terminate the registration of their common stock. CMA will determine whether the transaction enhances shareholder value by giving consideration to:

	Whether the company has attained benefits from being publicly traded.
	Cash-out value
	Balanced interests of continuing vs. cashed-out shareholders
	Market reaction to public announcement of transaction

4. Mergers, Restructurings and Other Transactions
CMA will review, on a CASE-BY-CASE basis, business transactions such as mergers, acquisitions, reorganizations, liquidations, spinoffs, buyouts and sale of all or substantially all of a company’s assets.

5. Anti-Takeover Measures
CMA generally will vote AGAINST proposals intended largely to avoid acquisition prior to the occurrence of an actual event or to discourage acquisition by creating a cost constraint. With respect to the following measures, CMA generally will vote as follows:

Poison Pills
•	CMA votes FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.
•	CMA generally votes FOR shareholder proposals to eliminate a poison pill.
•	CMA generally votes AGAINST management proposals to ratify a poison pill.

Greenmail
•	CMA will vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or to otherwise restrict a company’s ability to make greenmail payments.

Supermajority vote
•
CMA will vote AGAINST board-approved proposals to adopt anti-takeover measures such as supermajority voting provisions, issuance of blank check preferred stock, the creation of a separate class of stock with disparate voting rights and charter amendments adopting control share acquisition provisions.

Control Share Acquisition Provisions
•	CMA will vote FOR proposals to opt out of control share acquisition statutes.

6. Other Business Matters
CMA generally will vote FOR:
•	Bylaw amendments giving holders of at least 25% of outstanding common stock the ability to call a special meeting of stockholders.
•	Board governance document amendments or other proposals which give the lead independent director the authority to call special meetings of the independent directors at any time.

CMA generally will vote FOR:
•	Proposals to approve routine business matters such as changing the company’s name and procedural matters relating to the shareholder meeting such as approving the minutes of a prior meeting.
•	Proposals to ratify the appointment of auditors, unless any of the following apply in which case CMA will generally vote AGAINST the proposal:
o	Credible reason exists to question:
▪	The auditor’s independence, as determined by applicable regulatory requirements.
▪	The accuracy or reliability of the auditor’s opinion as to the company’s financial position.
o
Fees paid to the auditor or its affiliates for “non-audit” services were excessive, i.e., in excess of the total fees paid for “audit,” “audit-related” and “tax compliance” and/or “tax return preparation” services, as disclosed in the company’s proxy materials.

•	Bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).
•	Proposals to approve the annual reports and accounts provided the certifications required by the Sarbanes Oxley Act of 2002 have been provided.

CMA generally will vote AGAINST:
•	Proposals to eliminate the right of shareholders to act by written consent or call special meetings.
•
Proposals providing management with authority to adjourn an annual or special shareholder meeting absent compelling reasons, or to adopt, amend or repeal bylaws without shareholder approval, or to vote unmarked proxies in favor of management.

•	Shareholder proposals to change the date, time or location of the company’s annual meeting of shareholders.

CMA will vote AGAINST:
•	Authorization to transact other unidentified substantive (as opposed to procedural) business at a meeting.

CMA will vote on a CASE-BY-CASE basis:
•
Proposals to change the location of the company’s state of incorporation.  CMA considers whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights.

•	Proposals on whether and how to vote on “bundled” or otherwise conditioned proposals, depending on the overall economic effects upon shareholders.

CMA generally will ABSTAIN from voting on shareholder proposals predominantly involving social, socio-economic, environmental, political or other similar matters on the basis that their impact on share value can rarely be anticipated with any high degree of confidence.  CMA may, on a CASE-BY-CASE basis, vote:
•
FOR proposals seeking inquiry and reporting with respect to, rather than cessation or affirmative implementation of, specific policies where the pertinent issue warrants separate communication to shareholders; and

•
FOR or AGAINST the latter sort of proposal in light of the relative benefits and detriments (e.g. distraction, costs, other burdens) to share value which may be expected to flow from passage of the proposal.

7. Other Matters Relating to Foreign Issues
CMA generally will vote FOR:
•	Most stock (scrip) dividend proposals. CMA votes AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.
•	Proposals to capitalize the company’s reserves for bonus issues of shares or to increase the par value of shares.
•	Proposals to approve control and profit transfer agreements between a parent and its subsidiaries.
•
Management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company’s auditors/directors and/or legal action is being taken against the board by other shareholders.

•
Management proposals concerning allocation of income and the distribution of dividends, unless the proxy vendor would vote against such proposal in accordance with its guidelines, in which case CMA will evaluate the proposal on a CASE-BY-CASE basis.

•	Proposals for the adoption of financing plans if they are in the best economic interests of shareholders.

CMA will generally vote FOR proposals to approve Directors' Fees, unless the proxy vendor would vote against such proposal in accordance with its guidelines, in which case CMA will evaluate the proposal on a CASE-BY-CASE basis.

CMA will evaluate management proposals to approve protective preference shares for Netherlands located company-friendly foundations proposals on a CASE-BY-CASE basis and will only support resolutions if:
•	The supervisory board needs to approve an issuance of shares while the supervisory board is independent within the meaning of CMA' categorization rules and the Dutch Corporate Governance Code.
•	No call/put option agreement exists between the company and the foundation.
•	There is a qualifying offer clause or there are annual management and supervisory board elections.
•	The issuance authority is for a maximum of 18 months.
•	The board of the company-friendly foundation is independent.
•	The company has disclosed under what circumstances it expects to make use of the possibility to issue preference shares.
•	There are no priority shares or other egregious protective or entrenchment tools.
•	The company releases its proxy circular, with details of the poison pill proposal, at least three weeks prior to the meeting.
•	Art 2:359c Civil Code of the legislative proposal has been implemented.

8. Investment Company Matters

Election of Directors:

CMA will vote on a CASE-BY-CASE basis proposals for the election of directors, considering the following factors:
•	Board structure
•	Attendance at board and committee meetings.

CMA will WITHHOLD votes from directors who:

•
Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences.  Valid reasons include illness or absence due to company business.  Participation via telephone is acceptable.  In addition, if the director missed only one meeting or one day’s meetings, votes should not be withheld even if such absence dropped the director’s attendance below 75 percent.

•	Ignore a shareholder proposal that is approved by a majority of shares outstanding;
•	Ignore a shareholder proposal this is approved by a majority of the votes cast for two consecutive years;
•	Are interested directors and sit on the audit or nominating committee; or
•	Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

Proxy Contests:

CMA will vote on a CASE-BY-CASE basis proposals for proxy contests, considering the following factors:
•	Past performance relative to its peers
•	Market in which fund invests
•	Measures taken by the board to address the pertinent issues (e.g., closed-end fund share market value discount to NAV)
•	Past shareholder activism, board activity and votes on related proposals
•	Strategy of the incumbents versus the dissidents
•	Independence of incumbent directors; director nominees
•	Experience and skills of director nominees
•	Governance profile of the company
•	Evidence of management entrenchment

Converting Closed-end Fund to Open-end Fund:

CMA will vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:
•	Past performance as a closed-end fund
•	Market in which the fund invests
•	Measures taken by the board to address the discount
•	Past shareholder activism, board activity, and votes on related proposals.

Investment Advisory Agreements:

CMA will vote investment advisory agreements on a CASE-BY-CASE basis, considering the following factors:
•	Proposed and current fee schedules
•	Fund category/investment objective
•	Performance benchmarks
•	Share price performance as compared with peers
•	Resulting fees relative to peers
•	Assignments (where the adviser undergoes a change of control)

Approving New Classes or Series of Shares:

CMA will vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals:

CMA will vote on a CASE-BY-CASE basis proposals for the authorization for or increase in the preferred shares, considering the following factors:
•	Stated specific financing purpose
•	Possible dilution for common shares
•	Whether the shares can be used for anti-takeover purposes

Policies Addressed by the Investment Company Act of 1940 (“1940 Act”):

CMA will vote proposals regarding adoption or changes of policies addressed by the 1940 Act on a CASE-BY-CASE basis, considering the following factors:
•	Potential competitiveness
•	Regulatory developments
•	Current and potential returns
•	Current and potential risk
CMA generally will vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with current SEC interpretations.

Changing a Fundamental Restriction to a Non-fundamental Restriction:

CMA will vote on a CASE-BY-CASE basis proposals to change a fundamental restriction to a non-fundamental restriction, considering the following factors:
•	Fund’s target investments
•	Reasons given by the fund for the change
•	Projected impact of the change on the portfolio

Change Fundamental Investment Objective to Non-fundamental:

CMA will vote AGAINST proposals to change a fund’s investment objective from fundamental to non-fundamental unless management acknowledges meaningful limitations upon its future requested ability to change the objective

Name Change Proposals:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund’s name, considering the following factors:
•	Political/economic changes in the target market
•	Consolidation in the target market
•	Current asset composition

Change in Fund’s Subclassification:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund’s subclassification, considering the following factors:
•	Potential competitiveness
•	Current and potential returns
•	Risk of concentration
•	Consolidation in target industry

Disposition of Assets/Termination/Liquidation:

CMA will vote on a CASE-BY-CASE basis these proposals, considering the following factors:
•	Strategies employed to salvage the company
•	Past performance of the fund
•	Terms of the liquidation

Changes to the Charter Document:

CMA will vote on a CASE-BY-CASE basis proposals to change the charter document, considering the following factors:
•	The degree of change implied by the proposal
•	The efficiencies that could result
•	The state of incorporation; net effect on shareholder rights
•	Regulatory standards and implications

CMA will vote FOR:
•
Proposals allowing the Board to impose, without shareholder approval, fees payable upon redemption of fund shares, provided imposition of such fees is likely to benefit long-term fund investors (e.g., by deterring market timing activity by other fund investors)

•
Proposals enabling the Board to amend, without shareholder approval, the fund’s management agreement(s) with its investment adviser(s) or sub-advisers, provided the amendment is not required by applicable law (including the Investment Company Act of 1940) or interpretations thereunder to require such approval

CMA will vote AGAINST:
•	Proposals enabling the Board to:
o	Change, without shareholder approval the domicile of the fund
o	Adopt, without shareholder approval, material amendments of the fund’s declaration of trust or other organizational document

Changing the Domicile of a Fund:

CMA will vote on a CASE-BY-CASE basis proposals to reincorporate, considering the following factors:
•	Regulations of both states
•	Required fundamental policies of both states
•	The increased flexibility available

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval:

CMA will vote FOR proposals to enable the Board or Investment Adviser to hire and terminate sub-advisers, without shareholder approval, in accordance with applicable rules or exemptive orders under the Investment Company Act of 1940

Distribution Agreements:

CMA will vote these proposals on a CASE-BY-CASE basis, considering the following factors:
•	Fees charged to comparably sized funds with similar objectives
•	The proposed distributor’s reputation and past performance
•	The competitiveness of the fund in the industry
•	Terms of the agreement

Master-Feeder Structure:

CMA will vote FOR the establishment of a master-feeder structure.

Mergers:

 CMA will vote merger proposals on a CASE-BY-CASE basis, considering the following factors:
•	Resulting fee structure
•	Performance of both funds
•	Continuity of management personnel
•	Changes in corporate governance and their impact on shareholder rights

Shareholder Proposals to Establish Director Ownership Requirement:

CMA will generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.  While CMA favors stockownership on the part of directors, the company should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Shareholder for Expenses Incurred:

CMA will vote on a CASE-BY-CASE basis proposals to reimburse proxy solicitation expenses.

Shareholder Proposals to Terminate the Investment Adviser:

CMA will vote on a CASE-BY-CASE basis proposals to terminate the investment adviser, considering the following factors:
•	Performance of the fund’s NAV
•	The fund’s history of shareholder relations
•	The performance of other funds under the adviser’s management

APPENDIX B
Conflicts of Interest Disclosure and Certification Form

Conflict Review Questionnaire for Proxy Voting Working Group Members and Other Individuals
Participating in the Proxy Voting Decision-Making Process.

Instructions:  Please complete each of the questions.  Please provide an explanation for any affirmative responses.  Return the completed questionnaire to Columbia Management Conflicts of Interest Officer.

Issuer and Proxy Matter:

1.	Do you or any member of your immediate family have an existing (or potential) business, financial, personal or other relationship with any management personnel of the issuer7?

2.
Do you or any member of your immediate family have an existing (or potential) business, financial, personal or other relationship with any person participating, supporting, opposing or otherwise connected with the particular proxy proposal (e.g., principals of the issuer; director nominees of issuer company; shareholder activists)?

3.	Have you discussed this particular proxy proposal with anyone outside of Columbia Management’s investment group8?

4.	Are you aware of any other potential personal conflicts of interest not described above? Please detail below.

Name:

Signed:

Date:

7  Personal investing in the issuer by you or a member of your immediate family does not require an affirmative response to this item.

8  Communications with issuer or solicitors in the regular course of business would not have to be disclosed on this form.

APPENDIX C
CMA Proxy Vote Recommendation/Proxy Committee Request Form

Name of Investment Associate:

Company Name:

Overview of Proxy Vote and Meeting Date:

Proxy Agenda Item(s)

Description of Item:

(The above information will be pre-populated by the Proxy Department.)

Recommendation (FOR , AGAINST, ABSTAIN) including brief rationale:

Please attach any supporting information other than analysis or reports provided by the Proxy Department.

________________________________________________________________
Signed

By signing, I am certifying that I either have no conflicts of interest-related information to report or have sent a completed “Conflicts of Interest Disclosure and Certification Form” to Compliance Risk Management (Conflicts Officer).

[Missing Graphic Reference]

Send Completed Forms to:

GWIM Investment Operations – Proxy Department
or
In the case of Proxy Votes to be referred to the Proxy Committee, submit this form and materials to the Chair of the Proxy Committee

EXHIBIT L

Wellington Management Company, LLP
Global Proxy Policies and Procedures
(As of July 8, 2009)

Introduction
Wellington Management Company, llp (“Wellington Management”) has adopted and implemented policies and procedures that it believes are reasonably designed to ensure that proxies are voted in the best economic interests of its clients around the world.

Wellington Management’s Proxy Voting Guidelines (the “Guidelines”), which are incorporated by reference to these Global Proxy Policy and Procedures, set forth the sets of guidelines that Wellington Management uses in voting specific proposals presented by the boards of directors or shareholders of companies whose securities are held in client portfolios for which Wellington Management has voting discretion.  While the Guidelines set forth general sets of guidelines for voting proxies, it should be noted that these are guidelines and not rigid rules.  Many of the Guidelines are accompanied by explanatory language that describes criteria that may affect our vote decision.  The criteria as described are to be read as part of the guideline, and votes cast according to the criteria will be considered within guidelines.  In some circumstances, the merits of a particular proposal may cause us to enter a vote that differs from the Guidelines.

Statement of Policy                                                      As a matter of policy, Wellington Management:

1
Takes responsibility for voting client proxies only upon a client’s written request.

2
Votes all proxies in the best interests of its clients as shareholders, i.e., to maximize economic value.

3
Develops and maintains broad guidelines setting out positions on common proxy issues, but also considers each proposal in the context of the issuer, industry, and country or countries in which its business is conducted.

4
Evaluates all factors it deems relevant when considering a vote, and may determine in certain instances that it is in the best interest of one or more clients to refrain from voting a given proxy ballot.

5
Identifies and resolves all material proxy-related conflicts of interest between the firm and its clients in the best interests of the client.

6
Believes that sound corporate governance practices can enhance shareholder value and therefore encourages consideration of an issuer’s corporate governance as part of the investment process.

7
Believes that proxy voting is a valuable tool that can be used to promote sound corporate governance to the ultimate benefit of the client as shareholder.

8
Provides all clients, upon request, with copies of these Global Proxy Policy and Procedures, the Guidelines, and related reports, with such frequency as required to fulfill obligations under applicable law or as reasonably requested by clients.

9
Reviews regularly the voting record to ensure that proxies are voted in accordance with these Global Proxy Policy and Procedures and the Guidelines; and ensures that procedures, documentation, and reports relating to the voting of proxies are promptly and properly prepared and disseminated.

Responsibility and Oversight
Wellington Management has a Corporate Governance Committee, established by action of the firm’s Executive Committee, that is responsible for the review and approval of the firm’s written Global Proxy Policy and Procedures and the Guidelines, and for providing advice and guidance on specific proxy votes for individual issuers.  The firm’s Legal and Compliance Group monitors regulatory requirements with respect to proxy voting on a global basis and works with the Corporate Governance Committee to develop policies that implement those requirements.  Day-to-day administration of the proxy voting process at Wellington Management is the responsibility of the Global Research Services Group.  In addition, the Global Research Services Group acts as a resource for portfolio managers and research analysts on proxy matters, as needed.

Statement of Procedures	Wellington Management has in place certain procedures for implementing its proxy voting policy.

General Proxy Voting                                                      Authorization to Vote
Wellington Management will vote only those proxies for which its clients have affirmatively delegated proxy-voting authority.

Receipt of Proxy
Proxy materials from an issuer or its information agent are forwarded to registered owners of record, typically the client’s custodian bank.  If a client requests that Wellington Management votes proxies on its behalf, the client must instruct its custodian bank to deliver all relevant voting material to Wellington Management or its voting agent.  Wellington Management, or its voting agent, may receive this voting information by mail, fax, or other electronic means.

Reconciliation
To the extent reasonably practicable, each public security proxy received by electronic means is matched to the securities eligible to be voted and a reminder is sent to any custodian or trustee that has not forwarded the proxies as due. Although proxies received for private securities, as well as those received in non-electronic format, are voted as received, Wellington Management is not able to reconcile these proxies to holdings, nor does it notify custodians of non-receipt.

Research
In addition to proprietary investment research undertaken by Wellington Management investment professionals, the firm conducts proxy research internally, and uses the resources of a number of external sources to keep abreast of developments in corporate governance around the world and of current practices of specific companies.

Proxy Voting
Following the reconciliation process, each proxy is compared against the Guidelines, and handled as follows:


Generally, issues for which explicit proxy voting guidance is provided in the Guidelines (i.e., “For”, “Against”, “Abstain”) are reviewed by the Global Research Services Group and voted in accordance with the Guidelines.


Issues identified as “case-by-case” in the Guidelines are further reviewed by the Global Research Services Group.  In certain circumstances, further input is needed, so the issues are forwarded to the relevant research analyst and/or portfolio manager(s) for their input.


Absent a material conflict of interest, the portfolio manager has the authority to decide the final vote.  Different portfolio managers holding the same securities may arrive at different voting conclusions for their clients’ proxies.

Material Conflict of Interest Identification and Resolution Processes
Wellington Management’s broadly diversified client base and functional lines of responsibility serve to minimize the number of, but not prevent, material conflicts of interest it faces in voting proxies.  Annually, the Corporate Governance Committee sets standards for identifying material conflicts based on client, vendor, and lender relationships, and publishes those standards to individuals involved in the proxy voting process.  In addition, the Corporate Governance Committee encourages all personnel to contact the Global Research Services Group about apparent conflicts of interest, even if the apparent conflict does not meet the published materiality criteria.  Apparent conflicts are reviewed by designated members of the Corporate Governance Committee to determine if there is a conflict, and if so whether the conflict is material.

If a proxy is identified as presenting a material conflict of interest, the matter must be reviewed by designated members of the Corporate Governance Committee, who will resolve the conflict and direct the vote.  In certain circumstances, the designated members may determine that the full Corporate Governance Committee should convene.  Any Corporate Governance Committee member who is himself or herself subject to the identified conflict will not participate in the decision on whether and how to vote the proxy in question.

Other Considerations
In certain instances, Wellington Management may be unable to vote or may determine not to vote a proxy on behalf of one or more clients.  While not exhaustive, the following list of considerations highlights some potential instances in which a proxy vote might not be entered.

Securities Lending

Wellington Management may be unable to vote proxies when the underlying securities have been lent out pursuant to a client’s securities lending program.  In general, Wellington Management does not know when securities have been lent out and are therefore unavailable to be voted.  Efforts to recall loaned securities are not always effective, but, in rare circumstances, Wellington Management may recommend that a client attempt to have its custodian recall the security to permit voting of related proxies.

Share Blocking and Re-registration
Certain countries require shareholders to stop trading securities for a period of time prior to and/or after a shareholder meeting in that country (i.e., share blocking).  When reviewing proxies in share blocking countries, Wellington Management evaluates each proposal in light of the trading restrictions imposed and determines whether a proxy issue is sufficiently important that Wellington Management would consider the possibility of blocking shares.  The portfolio manager retains the final authority to determine whether to block the shares in the client’s portfolio or to pass on voting the meeting.

In certain countries, re-registration of shares is required to enter a proxy vote.  As with share blocking, re-registration can prevent Wellington Management from exercising its investment discretion to sell shares held in a client’s portfolio for a substantial period of time.  The decision process in blocking countries as discussed above is also employed in instances where re-registration is necessary.

Lack of Adequate Information, Untimely Receipt of Proxy Materials, or Excessive Costs
Wellington Management may be unable to enter an informed vote in certain circumstances due to the lack of information provided in the proxy statement or by the issuer or other resolution sponsor, and may abstain from voting in those instances.  Proxy materials not delivered in a timely fashion may prevent analysis or entry of a vote by voting deadlines.  In addition, Wellington Management's practice is to abstain from voting a proxy in circumstances where, in its judgment, the costs exceed the expected benefits to clients. Requirements for Powers of Attorney and consularization are examples of such circumstances.

Additional Information
Wellington Management maintains records of proxies voted pursuant to Section 204-2 of the Investment Advisers Act of 1940 (the “Advisers Act”), the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), and other applicable laws.

Wellington Management’s Global Proxy Policy and Procedures may be amended from time to time by Wellington Management.  Wellington Management provides clients with a copy of its Global Proxy Policy and Procedures, including the Guidelines, upon written request.  In addition, Wellington Management will make specific client information relating to proxy voting available to a client upon reasonable written request.

Dated: July 8, 2009

Wellington Management Company, LLP
Global Proxy Voting Guidelines

Introduction                                                      Upon a client’s written request, Wellington Management Company, llp (“Wellington
Management”) votes securities that are held in the client’s account in response to proxies solicited by the issuers of such securities.  Wellington Management established these Global Proxy Voting Guidelines to document positions generally taken on common proxy issues voted on behalf of clients.

These guidelines are based on Wellington Management’s fiduciary obligation to act in the best economic interest of its clients as shareholders.  Hence, Wellington Management examines and votes each proposal so that the long-term effect of the vote will ultimately increase shareholder value for our clients. Because ethical considerations can have an impact on the long-term value of assets, our voting practices are also attentive to these issues and votes will be cast against unlawful and unethical activity. Further, Wellington Management’s experience in voting proposals has shown that similar proposals often have different consequences for different companies.  Moreover, while these Global Proxy Voting Guidelines are written to apply globally, differences in local practice and law make universal application impractical.  Therefore, each proposal is evaluated on its merits, taking into account its effects on the specific company in question, and on the company within its industry.  It should be noted that the following are guidelines, and not rigid rules, and Wellington Management reserves the right in all cases to vote contrary to guidelines where doing so is judged to represent the best economic interest of its clients.

Following is a list of common proposals and the guidelines on how Wellington Management anticipates voting on these proposals.  The “(SP)” after a proposal indicates that the proposal is usually presented as a Shareholder Proposal.

Voting Guidelines	Composition and Role of the Board of Directors

	Election of Directors:	Case-by-Case

We believe that shareholders’ ability to elect directors annually is the most important right shareholders have. We generally support management nominees, but will withhold votes from any director who is demonstrated to have acted contrary to the best economic interest of shareholders. We may also withhold votes from directors who failed to implement shareholder proposals that received majority support, implemented dead-hand or no-hand poison pills, or failed to attend at least 75% of scheduled board meetings.

	Classify Board of Directors:	Against
We will also vote in favor of shareholder proposals seeking to declassify boards.

	Adopt Director Tenure/Retirement Age (SP):	Against

	Adopt Director & Officer Indemnification:	For
We generally support director and officer indemnification as critical to the attraction and retention of qualified candidates to the board. Such proposals must incorporate the duty of care.

	Allow Special Interest Representation to Board (SP):	Against

	Require Board Independence:	For
We believe that, in the absence of a compelling counter-argument or prevailing market norms, at least 65% of a board should be comprised of independent directors, with independence defined by the local market regulatory authority.  Our support for this level of independence may include withholding approval for non-independent directors, as well as votes in support of shareholder proposals calling for independence.

	Require Key Board Committees to be Independent.	For
Key board committees are the Nominating, Audit, and Compensation Committees.  Exceptions will be made, as above, in respect of local market conventions.

	Require a Separation of Chair and CEO or Require a	For
Lead Director:

	Approve Directors’ Fees:	For

	Approve Bonuses for Retiring Directors:	Case-by-Case

	Elect Supervisory Board/Corporate Assembly:	For

	Elect/Establish Board Committee:	For

	Adopt Shareholder Access/Majority Vote on Election of	Case-by-Case
Directors (SP):

We believe that the election of directors by a majority of votes cast is the appropriate standard for companies to adopt and therefore generally will support those proposals that seek to adopt such a standard.  Our support for such proposals will extend typically to situations where the relevant company has an existing resignation policy in place for directors that receive a majority of “withhold” votes. We believe that it is important for majority voting to be defined within the company’s charter and not simply within the company’s corporate governance policy.

Generally we will not support proposals that fail to provide for the exceptional use of a plurality standard in the case of contested elections.  Further, we will not support proposals that seek to adopt a majority of votes outstanding (i.e., total votes eligible to be cast as opposed to actually cast) standard.

Management Compensation

	Adopt/Amend Stock Option Plans:	Case-by-Case

	Adopt/Amend Employee Stock Purchase Plans:	For

	Approve/Amend Bonus Plans:	Case-by-Case
In the US, Bonus Plans are customarily presented for

shareholder approval pursuant to Section 162(m) of the Omnibus Budget Reconciliation Act of 1992 (“OBRA”). OBRA stipulates that certain forms of compensation are not tax-deductible unless approved by shareholders and subject to performance criteria. Because OBRA does not prevent the payment of subject compensation, we generally vote “for” these proposals.  Nevertheless, occasionally these proposals are presented in a bundled form seeking 162 (m) approval and approval of a stock option plan.  In such cases, failure of the proposal prevents the awards from being granted.  We will vote against these proposals where the grant portion of the proposal fails our guidelines for the evaluation of stock option plans.

Approve Remuneration Policy:	Case-by-Case

	Exchange Underwater Options:	Case-by-Case
We may support value-neutral exchanges in which senior management is ineligible to participate.

	Eliminate or Limit Severance Agreements (Golden	Case-by-Case
Parachutes):
We will oppose excessively generous arrangements, but may support agreements structured to encourage management to negotiate in shareholders’ best economic interest.

	Shareholder Approval of Future Severance Agreements	Case-by-Case
Covering Senior Executives (SP):

We believe that severance arrangements require special scrutiny, and are generally supportive of proposals that call for shareholder ratification thereof.  But, we are also mindful of the board’s need for flexibility in recruitment and retention and will therefore oppose limitations on board compensation policy where respect for industry practice and reasonable overall levels of compensation have been demonstrated.

	Expense Future Stock Options (SP):	For

	Shareholder Approval of All Stock Option Plans (SP):	For

	Disclose All Executive Compensation (SP):	For

Reporting of Results

	Approve Financial Statements:	For

	Set Dividends and Allocate Profits:	For

	Limit Non-Audit Services Provided by Auditors (SP):	Case-by-Case
We follow the guidelines established by the Public Company Accounting Oversight Board regarding permissible levels of non-audit fees payable to auditors.

	Ratify Selection of Auditors and Set Their Fees:	Case-by-Case
We will generally support management’s choice of auditors, unless the auditors have demonstrated failure to act in shareholders’ best economic interest.

         Elect Statutory Auditors:                                                                                        Case-by-Case

	Shareholder Approval of Auditors (SP):	For

Shareholder Voting Rights

	Adopt Cumulative Voting (SP):	Against
We are likely to support cumulative voting proposals at “controlled” companies (i.e., companies with a single majority shareholder), or at companies with two-tiered voting rights.

	Shareholder Rights Plans	Case-by-Case

Also known as Poison Pills, these plans can enable boards of directors to negotiate higher takeover prices on behalf of shareholders.  However, these plans also may be misused to entrench management.  The following criteria are used to evaluate both management and shareholder proposals regarding shareholder rights plans.

-	We generally support plans that include:
-	Shareholder approval requirement
-	Sunset provision
-	Permitted bid feature (i.e., bids that are made for all shares and demonstrate evidence of financing must be submitted to a shareholder vote).

Because boards generally have the authority to adopt shareholder rights plans without shareholder approval, we are equally vigilant in our assessment of requests for authorization of blank check preferred shares (see below).

	Authorize Blank Check Preferred Stock:	Case-by-Case
We may support authorization requests that specifically proscribe the use of such shares for anti-takeover purposes.

	Eliminate Right to Call a Special Meeting:	Against

	Increase Supermajority Vote Requirement:	Against
We likely will support shareholder and management proposals to remove existing supermajority vote requirements.

	Adopt Anti-Greenmail Provision:	For

	Adopt Confidential Voting (SP):	Case-by-Case
We require such proposals to include a provision to suspend confidential voting during contested elections so that management is not subject to constraints that do not apply to dissidents.

	Remove Right to Act by Written Consent:	Against

Capital Structure

Increase Authorized Common Stock:                                                                                                Case-by-Case
We generally support requests for increases up to 100% of the shares currently authorized.  Exceptions will be made when the company has clearly articulated a reasonable need for a greater increase. Conversely, at companies trading in less liquid markets, we may impose a lower threshold.

	Approve Merger or Acquisition:	Case-by-Case

	Approve Technical Amendments to Charter:	Case-by-Case

	Opt Out of State Takeover Statutes:	For

	Authorize Share Repurchase:	For

	Authorize Trade in Company Stock:	For

	Approve Stock Splits:	Case-by-Case
We approve stock splits and reverse stock splits that preserve the level of authorized, but unissued shares.

	Approve Recapitalization/Restructuring:	Case-by-Case

	Issue Stock with or without Preemptive Rights:	For

	Issue Debt Instruments:	Case-by-Case

Social Issues

	Endorse the Ceres Principles (SP):	Case-by-Case

	Disclose Political and PAC Gifts (SP):	Case-by-Case
We generally do not support imposition of disclosure requirements on management of companies in excess of regulatory requirements.

	Require Adoption of International Labor Organization’s	Case-by-Case
Fair Labor Principles (SP):

	Report on Sustainability (SP):	Case-by-Case

Miscellaneous

	Approve Other Business:	Against

	Approve Reincorporation:	Case-by-Case

           Approve Third-Party Transactions:                                                                                                Case-by-Case

Dated: October 16, 2008

*  *  *  *  *

PART C. OTHER INFORMATION

Item 23. EXHIBITS

(a)(1)	Agreement and Declaration of Trust, dated July 13, 1998/1/
(a)(2)	Amendment to the Agreement and Declaration of Trust, dated June 8, 1999/4/
(a)(3)	Amendment to the Agreement and Declaration of Trust, dated December 11, 2003/9/
(a)(4)	Amendment to the Agreement and Declaration of Trust, dated August 16, 2005/13/
(b)(1)	By-Laws, dated July 13, 1998/1/
(b)(2)	Amendment to By-Laws, dated May 15, 2003/13/
(b)(3)	Amendment to By-Laws, dated August 16, 2005/13/
(c)	The Agreement and Declaration of Trust and the Trust’s By-Laws, each as amended and filed as Exhibits (a) and (b) to this Registration Statement, are incorporated by reference herein.
(d)(1)
Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, Sun Capital Money Market Fund, Sun Capital Investment Grade Bond Fund and Sun Capital Global Real Estate Fund (formerly Sun Capital Real Estate Fund)/2/

(d)(2)	Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC WMC Blue Chip Mid Cap Fund (formerly SC Blue Chip Mid Cap Fund)/13/
(d)(3)
Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers, Inc., Wellington Management Company LLP, and Sun Capital Advisers Trust, on behalf of its series, SC WMC Blue Chip Mid Cap Fund (formerly SC Blue Chip Mid Cap Fund)/13/

(d)(4)	Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC Davis Venture Value Fund/13/
(d)(5)
Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers, Inc., Davis Selected Advisers, L.P., and Sun Capital Advisers Trust, on behalf of its series, SC Davis Venture Value Fund/13/

(d)(6)	Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC Oppenheimer Large Cap Core Fund (formerly Sun Capital All Cap Fund)/13/
(d)(7)
Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC Oppenheimer Main Street Small Cap Fund (formerly SC Value Small Cap Fund)/13/

(d)(8)
Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers LLC, OppenheimerFunds, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC Oppenheimer Main Street Small Cap Fund/12/

(d)(9)	Investment Advisory Agreement between Sun Capital Advisers LLC and Sun Capital Advisers Trust, on behalf of its series, SC WMC Large Cap Growth Fund (formerly SC FI Large Cap Growth Fund)/14/
(d)(10)
Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers LLC, Wellington Management Company and Sun Capital Advisers Trust, on behalf of its series, SC WMC Large Cap Growth Fund/20/

(d)(11)	Investment Advisory and Management Agreement between Sun Capital Advisers LLC and Sun Capital Advisers Trust, on behalf of its series, SC Lord Abbett Growth & Income Fund/18/
(d)(12)
Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers LLC, Lord, Abbett & Co. LLC and Sun Capital Advisers Trust, on behalf of its series, SC Lord Abbett Growth & Income Fund/18/

(d)(13)	Investment Advisory and Management Agreement between Sun Capital Advisers LLC and Sun Capital Advisers Trust, on behalf of its series, SC Goldman Sachs Mid Cap Value Fund/18/
(d)(14)
Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers LLC, Goldman Sachs Asset Management, L.P. and Sun Capital Advisers Trust, on behalf of its series, SC Goldman Sachs Mid Cap Value Fund/18/

(d)(15)	Investment Advisory and Management Agreement between Sun Capital Advisers LLC and Sun Capital Advisers Trust, on behalf of its series, SC Goldman Sachs Short Duration Fund/18/
(d)(16)
Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers LLC, Goldman Sachs Asset Management, L.P. and Sun Capital Advisers Trust, on behalf of its series, SC Goldman Sachs Short Duration Fund/18/

(d)(17)	Investment Advisory and Management Agreement between Sun Capital Advisers LLC and Sun Capital Advisers Trust, on behalf of its series, SC PIMCO High Yield Fund/18/
(d)(18)
Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers LLC, Pacific Investment Management Company LLC and Sun Capital Advisers Trust, on behalf of its series, SC PIMCO High Yield Fund/18/

(d)(19)
Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers LLC, OppenheimerFunds, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC Oppenheimer Large Cap Core Fund/18/

(d)(20)	Sub-Sub-Advisory Agreement by and between OFI Institutional Asset Management, Inc. and OppenheimerFunds, Inc. with respect to SC Oppenheimer Large Cap Core Fund/18/
(d)(21)
Investment Advisory Agreement between Sun Capital Advisers LLC and Sun Capital Advisers Trust, on behalf of its series, SC Ibbotson Moderate Fund, SC Ibbotson Balanced Fund, SC Ibbotson Growth Fund/20/

(d)(22)
Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers LLC, Ibbotson Associates, Inc and Sun Capital Advisers Trust, on behalf of its series, SC Ibbotson Moderate Fund, SC Ibbotson Balanced Fund, and SC Ibbotson Growth Fund/20/

(d)(23)	Investment Advisory Agreement between Sun Capital Advisers LLC and Sun Capital Advisers Trust, on behalf of its series, SC Columbia Small Cap Value Fund (formerly SC Dreman Small Cap Value Fund /20/
(d)(24)
Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers LLC, Columbia Management Investment Advisers, LLC,  and Sun Capital Advisers Trust, on behalf of its series, SC Columbia Small Cap Value Fund*

(d)(25)	Investment Advisory Agreement between Sun Capital Advisers LLC and Sun Capital Advisers Trust, on behalf of its series, SC Invesco Small Cap Growth Fund (formerly SC AIM Small Cap Growth Fund)/20/
(d)(26)
Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers LLC, Invesco Aim Advisors, Inc., and Sun Capital Advisers Trust, on behalf of its series, SC Invesco Small Cap Growth Fund/20/

(d)(27)	Investment Advisory Agreement between Sun Capital Advisers LLC and Sun Capital Advisers Trust, on behalf of its series, SC AllianceBernstein International Value Fund/20/
(d)(28)
Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers LLC, AllianceBernstein L.P., and Sun Capital Advisers Trust, on behalf of its series, SC AllianceBernstein International Value Fund/20/

(d)(29)	Investment Advisory Agreement and Management Agreement between Sun Capital Advisers LLC and Sun Capital Advisers Trust, on behalf of its series, SC PIMCO Total Return Fund/20/
(d)(30)
Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers LLC, Pacific Investment Management Company, LLC, and Sun Capital Advisers Trust, on behalf of its series, SC PIMCO Total Return Fund/20/

(d)(31)	Investment Advisory Agreement and Management Agreement between Sun Capital Advisers LLC and Sun Capital Advisers Trust, on behalf of its series, SC BlackRock Inflation Protected Bond Fund/20/
(d)(32)
Investment Advisory Agreement and Management Agreement by and among Sun Capital Advisers LLC, BlackRock Financial Management, Inc., and Sun Capital Advisers Trust, on behalf of its series, SC BlackRock Inflation Protected Bond Fund/20/

(d)(33)	Amendment to Investment Advisory and Management Agreement by and among Sun Capital Advisers LLC and Sun Capital Advisers Trust, on behalf of its series, SC PIMCO High Yield Fund/20/
(d)(34)	Amendment to Investment Advisory and Management Agreement by and among Sun Capital Advisers LLC and Sun Capital Advisers Trust on behalf of its series, SC Goldman Sachs Short Duration Fund/20/
(e)(1)	Underwriting Agreement/11/
(e)(2)	Amendment No. 1 to Underwriting Agreement/13/
(e)(3)	Amendment No. 2 to Underwriting Agreement*
(e)(4)	Amendment No. 3 to Underwriting Agreement*
(f)	Not Applicable
(g)(1)	Custody Agreement/3/
(h)(1)	Administration Agreement/3/
(h)(2)	Transfer Agency and Shareholder Service Agreement/3/
(h)(3)	Amended and Restated Expense Limitation Agreement *
(h)(4)	Servicing Agreement between Sun Life Assurance Company (U.S.) and Clarendon Insurance Agency, Inc./12/
(h)(5)	Servicing Agreement between Sun Life Insurance and Annuity Company of New York and Clarendon Insurance Agency, Inc./18/
(i)(1)	Opinion and Consent of Counsel dated November 4, 1998/2/
(i)(2)	Opinion and Consent of Counsel dated September 12, 2008/19/

(i)(3)	Consent of Counsel dated April 29, 2010*
(j)	Consent of Independent Registered Public Accounting Firm*
(k)	Not Applicable
(l)(1)	Share Purchase Agreement for Money Market Fund/2/
(l)(2)	Share Purchase Agreement for Sun Capital Global Real Estate Fund (formerly Sun Capital Real Estate Fund)/2/
(l)(3)	Share Purchase Agreement for Sun Capital Investment Grade Bond Fund/2/
(m)	Distribution and Service Plan Pursuant to Rule 12b-1 of the 1940 Act/11/
(n)	Plan Pursuant to Rule 18f-3 Under the 1940 Act/11/
(o)	Not Applicable
(p)(1)	Code of Ethics of Sun Capital Advisers Trust/10/
(p)(2)	Revised Code of Ethics of Sun Capital Advisers LLC*
(p)(3)	Code of Ethics of Wellington Management Company, LLP/10/
(p)(4)	Code of Ethics of Davis Selected Advisers, L.P./10/
(p)(5)	Code of Ethics of OppenheimerFunds, Inc./12/
(p)(6)	Code of Ethics of Lord, Abbett & Co. LLC/15/
(p)(7)	Code of Ethics of Goldman Sachs Asset Management, L.P./15/
(p)(8)	Code of Ethics of Pacific Investment Management Company LLC/15/
(p)(9)	Code of Ethics of Ibbotson Associates, Inc./20/
(p)(10)	Code of Ethics of Columbia Management Investment Advisers, LLC (formerly RiverSource Investments’, LLC) *
(p)(11)	Code of Ethics of Invesco Aim Advisors, Inc./20/
(p)(12)	Code of Ethics of AllianceBernstein L.P./20/
(p)(13)	Code of Ethics of BlackRock Financial Management, Inc./20/
(p)(14)	Sun Capital Advisers LLC Code of Ethics for Non-Investment Executives/20/
(q)(1)	Power of Attorney (Castellano)*
(q)(2)	Power of Attorney (Donnelly)*
(q)(3)	Power of Attorney (Driscoll)*
(q)(4)	Power of Attorney (Searcy)*
(q)(5)	Power of Attorney (Alban)/3/

/1/	Filed as an exhibit to Registrant’s Registration Statement on July 15, 1998 and incorporated by reference herein.
/2/	Filed as an exhibit to Pre-Effective Amendment No. 1 on November 5, 1998 and incorporated by reference herein.
/3/	Filed as an exhibit to Post-Effective Amendment No. 1 on April 27, 1999 and incorporated by reference herein.
/4/	Filed as an exhibit to Post-Effective Amendment No. 2 on June 17, 1999 and incorporated by reference herein.
/5/	Filed as an exhibit to Post-Effective Amendment No. 4 on February 16, 2000 and incorporated by reference herein.
/6/	Filed as an exhibit to Post-Effective Amendment No. 8 on November 30, 2001 and incorporated by reference herein.
/7/	Filed as an exhibit to Post-Effective Amendment No. 10 on April 30, 2003 and incorporated by reference herein.
/8/	Filed as an exhibit to Post-Effective Amendment No. 11 on November 23, 2003 and incorporated by reference herein.
/9/	Filed as an exhibit to Post-Effective Amendment No. 12 on April 29, 2004 and incorporated by reference herein.
/10/	Filed as an exhibit to Post-Effective Amendment No. 13 on February 28, 2005 and incorporated by reference herein.
/11/	Filed as an exhibit to Post-Effective Amendment No. 14 on April 29, 2005 and incorporated by reference herein.
/12/	Filed as an exhibit to Post-Effective Amendment No. 15 on February 15, 2006 and incorporated by reference herein.
/13/	Filed as an exhibit to Post-Effective Amendment No. 16 on April 28, 2006 and incorporated by reference herein.
/14/	Filed as an exhibit to Post-Effective Amendment No. 17 on April 30, 2007 and incorporated by reference herein.
/15/	Filed as an exhibit to Post-Effective Amendment No. 18 on July 2, 2007 and incorporated by reference herein.
/16/	Filed as an exhibit to Post-Effective Amendment No. 19 on September 17, 2007 and incorporated by reference herein.
/17/	Filed as an exhibit to Post-Effective Amendment No. 21 on April 28, 2008 and incorporated by reference herein.
/18/	Filed as an exhibit to Post-Effective Amendment No. 22 on June 27, 2008 and incorporated by reference herein
/19/	Filed as an exhibit to Post-Effective Amendment No. 23 on September 12, 2008 and incorporated by reference herein
/20/	Filed as an exhibit to Post-Effective Amendment No. 24 on February 27, 2009 and incorporated by reference herein
/21/	Filed as an exhibit to Post-Effective Amendment No. 25 on February 26, 2010 and incorporated by reference herein
*	Filed herewith.

Item 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

The Registrant was organized by Sun Life Assurance Company of Canada primarily to provide a funding vehicle for assets received by various separate accounts of Sun Life Assurance Company of Canada (U.S.) and its affiliated insurance companies. Shares held by these separate accounts will generally be voted as directed by the owners of variable contracts participating in these separate accounts.

Item 25. INDEMNIFICATION

Except as noted below, there is no contract, arrangement or statute under which any trustee, officer, underwriter or affiliated person of the Registrant is indemnified in their capacity as such.

Under the Agreement and Declaration of Trust, dated July 13, 1998, as amended from time to time, establishing the Registrant as a Delaware statutory trust, Article IV, Section 3 provides indemnification for the Registrant's trustees and officers except that no trustee or officer will be indemnified against any liability to which the trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

Registrant's trustees and officers are insured under a standard investment company errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.  Registrant’s independent trustees are also insured under an independent trustees liability insurance policy for certain liabilities incurred by reason of negligent errors and omissions committed in their capacities as such and not otherwise covered by the errors and omissions policy.  Registrant and Registrant’s independent trustees may be entitled to indemnification from the adviser for liabilities related to certain liquidated funds of the Registrant, provided that such liabilities do not arise from the independent trustees’ willful malfeasance, bad faith, gross negligence or reckless disregard of their duties, and provided that such liabilities are not reimbursed by insurance.

Trustees and officers of the Registrant who are directors, officers or employees of the adviser may be entitled to indemnification in their capacities as directors, officers or employees of the adviser. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers or persons controlling the Registrant pursuant to the foregoing provisions, the Registrant has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is therefore unenforceable.

Sun Capital Advisers LLC (the “investment adviser”) is indemnified against certain liabilities it may incur in its official capacity as investment adviser to certain subadvised series of the Registrant, including SC Davis Venture Value Fund, SC Oppenheimer Large Cap Core Fund, SC Oppenheimer Main Street Small Cap Fund, SC FI Large Cap Growth Fund, SC WMC Blue Chip Mid Cap Fund, SC WMC Large Cap Growth Fund, SC Lord Abbett Growth & Income Fund, SC Goldman Sachs Mid Cap Value Fund, SC Goldman Sachs Short Duration Fund, SC PIMCO High Yield Fund, SC Ibbotson Moderate Fund, SC Ibbotson Balanced Fund, SC Ibbotson Growth Fund, SC Columbia Small Cap Value Fund, SC AIM Small Cap Growth Fund, SC AllianceBernstein International Diversified Value Fund, SC PIMCO Total Return Fund, and SC BlackRock Inflation Protected Bond Fund (each, a “fund” and, collectively, the “funds,” except where explicitly noted otherwise), each as subadvised, respectively, by Davis Selected Advisers, L.P.,  OppenheimerFunds, Inc., OppenheimerFunds, Inc., Pyramis Global Advisors, LLC, Wellington Management Company, LLP, Wellington Management Company, LLP, Lord, Abbett & Co. LLC, Goldman Sachs Asset Management, L.P., Goldman Sachs Asset Management, L.P., and Pacific Investment Management Company LLC, Ibbotson Associates, Inc., Ibbotson Associates, Inc., Ibbotson Associates, Inc., Columbia Management Investment Advisers, LLC, Invesco Aim Advisors, Inc., AllianceBernstein L.P., Pacific Investment Management Company, LLC, and BlackRock Financial Management, Inc. (each, a “subadviser” and, collectively, the “subadvisers,” except where explicitly noted otherwise).

Each subadviser is similarly indemnified against certain liabilities it may incur in its official capacity as subadviser to a given fund.  Such indemnification of a subadviser or the investment adviser is provided in the subadvisory agreement entered into on behalf of each fund, between its subadviser, the investment adviser, and the Registrant (each, a “subadvisory agreement,” and collectively, the “subadvisory agreements”).  The general effect of these subadvisory agreements is described in the following paragraphs, with terms and conditions applicable to only certain funds noted as such.

Under the subadvisory agreements, a subadviser will not be liable for any loss sustained by reason of the adoption of any investment policy, and, in regards to SC Goldman Sachs Mid Cap Value Fund and SC Goldman Sachs Short Duration Fund, a subadviser will not be liable for any act or omission including but not limited to such adoption, or the purchase, sale, or retention of any security on the recommendation of the subadviser, whether or not such recommendation shall have been based upon its own investigation and research or upon investigation and research made by any other individual, firm or corporation, if such recommendation shall have been made and such other individual, firm, or corporation shall have been selected, with due care and in good faith; but nothing herein contained will be construed to protect the subadviser against any liability to the investment adviser, the fund or its shareholders by reason of: (a) the subadviser’s causing the fund to be in violation of any applicable federal or state law, rule or regulation or any investment policy or restriction set forth in the fund’s prospectus or statement of additional information or any written guidelines or instruction provided in writing by the Registrant’s board of trustees or the investment adviser and, in regards to SC Goldman Sachs Mid Cap Value Fund and SC Goldman Sachs Short Duration Fund, the receipt of which is acknowledged in writing by that subadviser; (b) the subadviser’s causing the fund to fail to satisfy the diversification requirements of § 817 (h) of Subchapter L of the Internal Revenue Code of 1986, as amended (the “Code”), or the diversification or source of income requirements of Subchapter M of the Code; or (c) the subadviser’s willful misfeasance, bad faith, or gross negligence or simple “negligence” in the case of SC Davis Venture Value Fund and SC WMC Blue Chip Mid Cap Fund generally in the performance of its duties just described or its reckless disregard of its obligations and duties under the subadvisory agreement.

In addition, in regards to SC Davis Venture Value Fund and SC WMC Blue Chip Mid Cap Fund, notwithstanding the forgoing, the subadviser shall not be liable to the investment adviser, the fund or its shareholders for any losses that may be sustained as a result of delays or inaccuracy of information about the fund provided to the subadviser by or on behalf of the investment adviser or the fund’s custodian.

Under the subadvisory agreements, the subadviser will indemnify and hold harmless the investment adviser, its affiliated persons and the fund (collectively, the “indemnified persons”) to the fullest extent permitted by law against any and all loss, damage, judgments, fines, amounts paid in settlement and attorneys fees incurred by any indemnified person to the extent resulting, in whole or in part, from any of the subadviser’s  acts or omissions specified in (a), (b) or (c) above, any breach of any duty or warranty in the subadvisory agreement by the subadviser or, in regards to SC Oppenheimer Large Cap Core Fund, by the subadviser or OFI Institutional Asset Management, Inc. (“OFII”), or any inaccuracy of any representation by the subadviser or, in regards to SC Oppenheimer Large Cap Core Fund, by the Subadviser or OFII, made in connection with the subadvisory agreement, or, in regards to SC Goldman Sachs Mid Cap Value Fund and SC Goldman Sachs Short Duration Fund, the subadviser’s causing the fund to be in violation of any applicable investment policy or restriction of the subadviser, provided, however, that nothing herein contained will provide indemnity to any indemnified person for liability resulting from its own willful misfeasance, bad faith, or gross negligence, or simple “negligence” in the case of SC Davis Venture Value Fund and SC WMC Blue Chip Mid Cap Fund, in the performance of its duties or reckless disregard of such duties (or, in regards to Columbia Small Cap Value Fund, in the performance of its obligations and duties or reckless disregard of such obligations and duties, or any breach of any duty or warranty under the subadvisory agreement or the investment advisory agreement).

Under the subadvisory agreements, the investment adviser shall indemnify and hold harmless the subadviser to the fullest extent permitted by law against any and all loss, damage, judgments, fines, amounts paid in settlement and attorneys fees incurred by the subadviser to the extent resulting, in whole or in part, from: (x) the investment adviser’s willful misfeasance, bad faith, or gross negligence, or simple “negligence” in the case of SC Davis Venture Value Fund and SC WMC Blue Chip Mid Cap Fund, generally in the performance of its duties in connection with the subadvisory agreement or its reckless disregard of its obligations and duties under the subadvisory agreement; and (y) any breach of any duty or warranty in the subadvisory agreement by the investment adviser or any inaccuracy of any representation by the investment adviser made in connection with the subadvisory agreement, and, in regards to SC Goldman Sachs Mid Cap Value Fund and SC Goldman Sachs Short Duration Fund, (z) the subadviser's causing the fund to be in violation of any applicable federal or state law, rule or regulation or any applicable investment policy or restriction of the investment adviser, provided, however, that nothing herein contained will provide indemnity to the subadviser from liability resulting from its own willful misfeasance, bad faith, or gross negligence, or simple “negligence” in the case of SC Davis Venture Value Fund and SC WMC Blue Chip Mid Cap Fund, in the performance of its duties or reckless disregard of such duties (or, in regards to Columbia Small Cap Value Fund, in the performance of its obligations and duties or reckless disregard of such obligations and duties, or any breach of any duty or warranty under the subadvisory agreement or the investment advisory agreement).

In regards to SC Oppenheimer Large Cap Core Fund, the investment adviser further agrees that, to the extent that the subadviser has delegated all or any part of its duties in connection with the subadvisory agreement to OFII, in any circumstance in which the investment adviser is obligated to indemnify and hold harmless the subadviser, it will to the same extent but without duplication indemnify OFII provided that:

(i) the relevant, loss, damage, judgment, fine settlement amount, and/or attorneys fees for which OFII seeks indemnification arise out of the same set of facts and/or involve substantially the same legal defenses and, in the case of litigation, are litigated in the same forum;

(ii) in no case will the investment adviser be obligated to pay or reimburse the legal expenses of more than one legal counsel to the subadviser and OFII collectively; and

(iii) in no case will the investment adviser be obligated to pay or reimburse: (a) any amounts representing losses, damages, judgments, fines, and/or settlement amounts that may reasonably be viewed as duplicative or redundant of amounts for which the investment adviser is obligated to indemnify the subadviser; or (b) any amounts otherwise in excess of amounts that the investment adviser would reasonably have been obligated to pay, had the subadviser not elected to delegate any part of its duties in connection with the subadvisory agreement to OFII.

Neither the investment adviser nor the subadviser shall be obligated to make any indemnification payment in respect of any settlement as to which it has not been notified and consented, such consent not to be unreasonably withheld.

In regards to SC Oppenheimer Large Cap Core Fund, to the extent that the subadviser delegates any or all of its obligations in connection with the subadvisory agreement to OFII: (i) the subadviser shall be liable for the actions or omissions of OFII to the same extent it would be liable herein for its own actions or omissions; and (ii) OFII shall be a third party beneficiary of the subadvisory agreement solely with respect to the terms of indemnification and certain confidentiality measures.

Item 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

All of the information required by this item is set forth in the Forms ADV of the Registrant's investment adviser, Sun Capital Advisers LLC, (File No. 801-39938) and the subadvisers to certain of its series, Davis Selected Advisers, L.P. (File No. 801-31648), Goldman Sachs Asset Management, L.P. (File No. 801-37591), Lord, Abbett & Co. LLC (File No. 801-6997), OFI Institutional Asset Management, Inc. (File No. 801-60027), OppenheimerFunds, Inc. (File No. 801-8253), Pacific Investment Management Company LLC (File No. 801-48187), Pyramis Global Advisors, LLC (File No. 801-63658), Wellington Management Company LLP (File No. 801-15908), Ibbotson Associates, Inc. (File No. 801-57505), Columbia Management Investment Advisers, LLC (formerly, RiverSource Investments, LLC)(File No. 801-25943), Invesco Aim Advisors, Inc. (File No. 801-12313), AllianceBernstein L.P. (File No. 801-56720), and BlackRock Financial Management, Inc. (File No. 801-48433). The following sections of the Forms ADV of Sun Capital Advisers LLC, Davis Selected Advisers, L.P., Goldman Sachs Asset Management, L.P., Lord, Abbett & Co. LLC, OFI Institutional Asset Management, Inc.,  OppenheimerFunds, Inc., Pacific Investment Management Company, LLC Pyramis Global Advisors, LLC, Wellington Management Company LLP, Ibbotson Associates, Inc., Columbia Investment Management Advisers, LLC, Invesco Aim Advisors, Inc., AllianceBernstein L.P., and BlackRock Financial Management, Inc. and are incorporated herein by reference: (a) Items 1 and 2 of Part II; and (b) Item 6, Business Background, of Part II, Schedule F.

Item 27. PRINCIPAL UNDERWRITERS

(a) Clarendon Insurance Agency, Inc., which is a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts C, D, E, F, G, H and I, Keyport Variable Account A, KMA Variable Account, Keyport Variable Account I, KBL Variable Account A, KBL Variable Annuity Account, Sun Life (N.Y.) Variable Accounts A, B, C, and D, and Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account.

(b)
Name and Principal	Position and Offices	Position and Offices
Business Address*	with Underwriter	with Registrant

Scott Davis	Director	None.
Ronald H. Friesen	Director	None.
Terrence J. Mullen	President and Director	None.
Matthew S. MacMillen	Tax Officer	None.
Michael S. Bloom	Secretary	None.
William T. Evers	Assistant Vice President and Senior Counsel	None.
Jane F. Jette	Financial/Operations Principal and Treasurer	None.
Kathleen T. Baron	Chief Compliance Officer	None.
Ann B. Teixeira	Assistant Vice President, Compliance	Anti-Money Laundering Officer
* The principal business address of all directors and officers of the principal underwriter is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

(c) Not applicable.

Item 28. LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by the Registrant and Sun Capital Advisers LLC, in whole or in part, at its principal executive office at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, at the offices of Davis Selected Advisers, L.P. at 124 East Marcy Street, Sante Fe, New Mexico 87501, Goldman Sachs Asset Management, L.P. at 32 Old Slip, New York, NY 10005, Lord, Abbett & Co. LLC at 90 Hudson Street, Jersey City, NJ 07302-3973, OFI Institutional Asset Management, Inc. at 6801 South Tucson Way, Centennial, Colorado 80112, OppenheimerFunds, Inc. at 6801-6803 South Tucson Way, Centennial, Colorado 80112, Pacific Investment Management Company LLC at 840 Newport Center Drive, Newport Beach, CA 92660, Pyramis Global Advisors, LLC at 82 Devonshire Street, Boston, Massachusetts 02109, Wellington Management Company LLP at 75 State Street, Boston, Massachusetts 02109, Ibbotson Associates, Inc. at 225 N. Michigan Avenue, Suite 700, Chicago, Illinois 60601-7676, Columbia Investment Management Advisers, LLC (formerly, RiverSource Investments, LLC at 100 Federal Street, Boston, Massachusetts 02110  , Invesco Aim Advisors, Inc. at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, AllianceBernstein L.P. at 1345 Avenue of the Americas, New York, New York 10105, and BlackRock Financial Management, Inc. 40 East 52nd Street, New York, New York 10022.  Records relating to the duties of the Registrant's custodian and transfer agent are maintained by State Street Bank & Trust Company at 225 Franklin Street, Boston, Massachusetts 02110.

Item 29. MANAGEMENT SERVICES

Not applicable.

Item 30. UNDERTAKINGS

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this post-effective amendment no. 26 to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Wellesley, The Commonwealth of Massachusetts, on the 30th day of April, 2010.  The Registrant represents this post-effective amendment no. 26 meets all the requirements for effectiveness under paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.

SUN CAPITAL ADVISERS TRUST

By: /s/ John T. Donnelly
--------------------------------
John T. Donnelly
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this post-effective amendment no. 26 has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/ John T. Donnelly	President	April 30, 2010
John T. Donnelly	and Trustee

/s/ James F. Alban	Chief Financial Officer	April 30, 2010
James F. Alban

Michael P. Castellano*	Trustee
Michael P. Castellano

Dawn-Marie Driscoll*	Trustee
Dawn-Marie Driscoll

William N. Searcy*	Trustee
William N. Searcy

*By: /s/ James F. Alban		April 30, 2010
James F. Alban
Power of Attorney

Exhibit Index

Exhibit Number	Cross Reference	Exhibit
1	(d)(24)
Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers LLC,
Columbia Management Investment Advisers, LLC,  and Sun Capital Advisers Trust,
on behalf of its series, SC Columbia Small Cap Value Fund*

2	(e)(3)	Amendment No. 2 to Underwriting Agreement*
3	(e)(4)	Amendment No. 3 to Underwriting Agreement*
4	(h)(3)	Amended and Restated Expense Limitation Agreement *
5	(i)(3)	Consent of Counsel dated April 29, 2010*
6	(j)	Consent of Independent Registered Public Accounting Firm*
7	(p)(2)	Revised Code of Ethics of Sun Capital Advisers LLC*
8	(p)(10)	Code of Ethics of Columbia Management Investment Advisers, LLC (formerly, RiverSource Investments, LLC*
9	(q)(1)	Power of Attorney (Castellano)*
10	(q)(2)	Power of Attorney (Donnelly)*
11	(q)(3)	Power of Attorney (Driscoll)*
12	(q)(4)	Power of Attorney (Searcy)*

*
The Fund may provide its portfolio holdings to (a) third parties that render services to the Fund relating to such holdings (i.e., pricing vendors, ratings organizations, custodians, external administrators, independent registered public accounting firms, counsel, etc.) as appropriate to the service being provided to the Fund, on a daily, monthly, calendar quarterly or annual basis, and (b) third party consultants on a daily, monthly or calendar quarterly basis for the purpose of performing their own analyses with respect to the Fund within one day following each calendar period end.